VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

April 29, 2011 Supplement to the April 29, 2011 Contract Prospectus
or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) as funding vehicles for its 403(b)
and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts; rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments Institutional
Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay Fidelity up to
16 bps of the average amount invested in the ING Life Insurance and Annuity Company contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the contract prospectus or contract prospectus summary:

1	. Participant transfers will not be monitored by ING Life Insurance and Annuity Company under its excessive trading policy. Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials.

2	. All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to ING Life Insurance and Annuity Company will be considered not in good order.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

	XCS.01107-11OUS	April 2011

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

April 29, 2011 Supplement to April 29, 2011 Contract Prospectus or Contract
Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “FEES – Early Withdrawal
Charge” in the Contract Prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

XCS.01107-11SJ	April 2011

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
MULTIPLE SPONSORED RETIREMENT OPTIONS
CONTRACT PROSPECTUS – APRIL 29, 2011

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the
“Tax Code”).
Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors
(generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

Fixed Interest Options:
• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 29, 2011 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at
1-800-262-3862 or writing to us at the address referenced under the “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds, or a
Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed
Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or
1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street,
NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities
Act of 1933. This number is 333-01107. The number assigned to the registration statement for the Guaranteed
Accumulation Account is 333-173298. The SAI table of contents is listed on page 53 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.
PRO.01107-11

CONTRACT PROSPECTUS – APRIL 29, 2011 (CONTINUED)

Variable Investment Options (The Funds)*
Alger Green Fund (Class A)(1)	ING Index Solution 2035 Portfolio (Class S)(4)	ING T. Rowe Price Equity Income Portfolio
Allianz NFJ Large-Cap Value Fund	ING Index Solution 2045 Portfolio (Class S)(4)	(Class S)
(Institutional Class)(*)(1)	ING Index Solution 2055 Portfolio (Class S)(4)	ING T. Rowe Price Growth Equity Portfolio
Amana Growth Fund(1)	ING Intermediate Bond Portfolio (Class I)	(Class I)
Amana Income Fund(1)	ING International Index Portfolio (Class I)	ING T. Rowe Price International Stock Portfolio
American Century® Income & Growth Fund	ING International Value Portfolio (Class I)	(Class S)
(A Class)(*) (1)	ING Invesco Van Kampen Comstock Portfolio	ING Templeton Foreign Equity Portfolio
American Century® Inflation-Adjusted Bond	(Class S)(3)	(Class I)
Fund (Investor Class)(1)	ING Invesco Van Kampen Equity and Income	ING Templeton Global Growth Portfolio
Ariel Fund(1)	Portfolio (Class I)(3)	(Class S)
Artisan International Fund (Investor Shares)(1)	ING Invesco Van Kampen Growth and Income	ING Thornburg Value Portfolio (Class I)
Aston/Optimum Mid Cap Fund (Class N)(1)	Portfolio (Class S)(3)	ING UBS U.S. Large Cap Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund	ING Janus Contrarian Portfolio (Class S)	(Class I)
(Investor A Shares)(1)	ING JPMorgan Emerging Markets Equity	ING U.S. Bond Index Portfolio (Class I)
Calvert VP SRI Balanced Portfolio	Portfolio (Class S)	ING U.S. Stock Index Portfolio (Class I)
Cohen & Steers Realty Shares, Inc.(1)(2)	ING JPMorgan Mid Cap Value Portfolio	Invesco Mid Cap Core Equity Fund (Class A)(1)
ColumbiaSM Acorn® Fund (Class Z)(*) (1)	(Class S)	Invesco U.S. Small Cap Value Fund
Columbia Diversified Equity Income Fund	ING JPMorgan Small Cap Core Equity Portfolio	(Class Y)(*) (1)(6)
(Class R4)(1)(*)	(Class S)	Invesco V.I. Capital Appreciation Fund
Columbia Mid Cap Value Fund (Class A)(1)	ING Large Cap Growth Portfolio (Class I)	(Series I)
Columbia Mid Cap Value Fund (Class Z)(*) (1)	ING Large Cap Value Portfolio (Class I)	Invesco V.I. Core Equity Fund (Series I)
EuroPacific Growth Fund® (Class R-4)(1)	ING Marsico Growth Portfolio (Class I)	Invesco Van Kampen Small Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	ING MFS Total Return Portfolio (Class S)	(Class Y)(1)(6)
(Initial Class)	ING MFS Utilities Portfolio (Class S)	Lazard U.S. Mid Cap Equity Portfolio
Fidelity® VIP Equity-Income Portfolio	ING MidCap Opportunities Portfolio (Class I)	(Open Shares)(1)
(Initial Class)	ING Money Market Portfolio (Class I)	LKCM Aquinas Growth Fund(*) (1)
Fidelity® VIP Growth Portfolio (Initial Class)	ING Oppenheimer Global Portfolio (Class I)	Loomis Sayles Small Cap Value Fund
Fidelity® VIP Mid Cap Portfolio (Initial Class)(*)	ING PIMCO High Yield Portfolio (Class S)	(Retail Class)(1)
Fidelity® VIP Overseas Portfolio (Initial	ING PIMCO Total Return Portfolio (Class S)	Lord Abbett Series Fund - Mid-Cap Value
Class)(*)	ING Pioneer Fund Portfolio (Class I)	Portfolio (Class VC)
Franklin Small Cap Value Securities Fund	ING Pioneer High Yield Portfolio (Class I)	Neuberger Berman Socially Responsive Fund®
(Class 2)	ING Pioneer Mid Cap Value Portfolio (Class I)	(Trust Class)(1)
Fundamental InvestorsSM (Class R-4)(1)	ING RussellTM Large Cap Growth Index Portfolio	New Perspective Fund® (Class R-4)(1)
ING American Century Small-Mid Cap Value	(Class I)	Oppenheimer Developing Markets Fund
Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio	(Class A)(1)
ING Artio Foreign Portfolio (Class S)	(Class I)	Oppenheimer Main Street Small- & Mid-Cap
ING Balanced Portfolio (Class I)	ING RussellTM Large Cap Value Index Portfolio	Fund® /VA(3)
ING Baron Small Cap Growth Portfolio	(Class S)	Pax World Balanced Fund (Individual Investor
(Class S)	ING RussellTM Mid Cap Growth Index Portfolio	Class)(1)
ING BlackRock Health Sciences Opportunities	(Class S)	PIMCO VIT Real Return Portfolio
Portfolio (Class S)(3)	ING RussellTM Mid Cap Index Portfolio	(Administrative Class)
ING BlackRock Large Cap Growth Portfolio	(Class I)	Pioneer Emerging Markets VCT Portfolio
(Class I)	ING RussellTM Small Cap Index Portfolio	(Class I)
ING BlackRock Science and Technology	(Class I)	Pioneer High Yield VCT Portfolio (Class I)
Opportunities Portfolio (Class I)	ING Small Company Portfolio (Class I)(5)	SMALLCAP World Fund® (Class R-4)(1)
ING Clarion Global Real Estate Portfolio	ING SmallCap Opportunities Portfolio (Class I)	Templeton Global Bond Fund (Class A)(1)
(Class I)	ING Solution Growth Portfolio (Class S)(4)	The Bond Fund of AmericaSM (Class R-4)(1)
ING Clarion Real Estate Portfolio (Class S)	ING Solution Income Portfolio (Class S)(4)	The Growth Fund of America® (Class R-4)(1)
ING Columbia Small Cap Value II Portfolio	ING Solution Moderate Portfolio (Class S)(4)	The Hartford Capital Appreciation Fund
(Class S)(3)	ING Solution 2015 Portfolio (Class S)(4)	(Class R4)(*)(1)
ING Davis New York Venture Portfolio	ING Solution 2025 Portfolio (Class S)(4)	The Hartford Dividend and Growth Fund
(Class S)	ING Solution 2035 Portfolio (Class S)(4)	(Class R4)(*)(1)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2045 Portfolio (Class S)(4)	USAA Precious Metals and Minerals Fund
(Class S)(**)	ING Solution 2055 Portfolio (Class S)(4)	(Adviser Shares)(1)(2)
ING Global Bond Portfolio (Class I)	ING Strategic Allocation Conservative Portfolio	Wanger International
ING Global Resources Portfolio (Class S)	(Class I)(4)	Wanger Select
ING GNMA Income Fund (Class A)(1)	ING Strategic Allocation Growth Portfolio	Wanger USA
ING Growth and Income Portfolio (Class I)	(Class I)(4)	Washington Mutual Investors FundSM
ING Index Plus LargeCap Portfolio (Class I)	ING Strategic Allocation Moderate Portfolio	(Class R-4)(1)
ING Index Plus MidCap Portfolio (Class I)	(Class I)(4)	Wells Fargo Advantage Special Small Cap
ING Index Plus SmallCap Portfolio (Class I)	ING T. Rowe Price Capital Appreciation	Value Fund (Class A)(1)
ING Index Solution Income Portfolio (Class S)(4)	Portfolio (Class S)
ING Index Solution 2015 Portfolio (Class S)(4)	ING T. Rowe Price Diversified Mid Cap Growth
ING Index Solution 2025 Portfolio (Class S)(4)	Portfolio (Class I)

(*)	Please see “APPENDIX V - Description of Underlying Funds” for further information regarding the availability of certain funds.
(**)	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “INVESTMENT OPTIONS - Additional Risks of Investing in the Funds.”
(2)	This fund is scheduled to be available on May 9, 2011.
(3)	This fund has changed its name to the name listed above on or about the date of this prospectus. See “APPENDIX V - Description of Underlying
Funds” for a complete list of former and current fund names.
(4)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES - Fund Fees and Expenses” for additional information.
(5)	This fund is only available to plans offering the fund prior to April 29, 2011.
(6)	Effective May 20, 2011, Invesco U.S. Small Cap Value Fund will reorganize into Invesco Van Kampen Small Cap Value Fund. After the reorganization date, Invesco U.S. Small Cap Value Fund will no longer exist and all references to it will be replaced with Invesco Van Kampen
Small Cap Value Fund.
PRO.01107-11	2

TABLE OF CONTENTS

CONTRACT OVERVIEW:		4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

FEE TABLE		6
CONDENSED FINANCIAL INFORMATION		9
VARIABLE ANNUITY ACCOUNT C		9
THE COMPANY		9
INVESTMENT OPTIONS		10
TRANSFERS		12
CONTRACT PURCHASE AND PARTICIPATION		15
CONTRACT OWNERSHIP AND RIGHTS		17
RIGHT TO CANCEL		18
FEES		19
YOUR ACCOUNT VALUE		28
WITHDRAWALS		30
LOANS		31
SYSTEMATIC DISTRIBUTION OPTIONS		32
DEATH BENEFIT		33
THE INCOME PHASE		36
CONTRACT DISTRIBUTION		39
TAX CONSIDERATIONS		42
OTHER TOPICS		51
Anti-Money Laundering - Performance Reporting - Voting Rights - Contract Modification - Legal Matters and
Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to
Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION		53
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT		54
APPENDIX II - FIXED ACCOUNT		57
APPENDIX III - FIXED PLUS ACCOUNT		59
APPENDIX IV - PARTICIPANT APPOINTMENT OF EMPLOYER AS		63
AGENT UNDER AN ANNUITY CONTRACT
APPENDIX V - DESCRIPTION OF UNDERLYING FUNDS		64
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	CFI	-1

PRO.01107-11 3

CONTRACT OVERVIEW

Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. Contact your local	prospectus for additional information.
representative or write or call

the Company:	Who’s Who
ING
USFS Customer Service	You (the participant)*: The individual who participates in the contract through
Defined Contribution	a retirement plan.
Administration
P.O. Box 990063	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
Hartford, CT 06199-0063

1-800-262-3862	Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract
Sending Forms and Written	owner.
Requests in Good Order.
We (the Company): ING Life Insurance and Annuity Company. We issue the
If you are writing to change	contract.
your beneficiary, request a
withdrawal, or for any other	For greater detail, review “Contract Ownership and Rights” and “Contract
purpose, contact your local	Purchase and Participation.”
representative or the Company
to learn what information is
required in order for the request	The Contract and Your Retirement Plan
to be in “good order.” By
contacting us, we can provide	Retirement Plan (plan): A plan sponsor has established a plan for you. This
you with the appropriate	contract is offered as a funding option for that plan. We are not a party to the administrative form for your
requested transaction.	plan.

Generally, a request is	Plan Type: We refer to the plan by the Tax Code section under which it
considered to be in “good order”	qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment
when it is signed, dated and	under Tax Code section 457. To learn which Tax Code section applies to your
made with such clarity and	plan, contact your plan sponsor, your local representative or the Company.
completeness that we are not
required to exercise any	Use of an Annuity Contract in your Plan: Under the federal tax laws,
discretion in carrying it out.	earnings on amounts held in annuity contracts are generally not taxed until they
We can only act upon written	are withdrawn. However, in the case of a qualified retirement account (such as
requests that are received in	a 401(a) , 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth
good order.	457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and
“participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-11	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a), 401(k), Roth 401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “RIGHT TO CANCEL.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

The Accumulation Phase (accumulating retirement		Payments to
benefits)		Your Account
Step 1 ||
STEP 1: You or the contract holder provide ING Life	ING Life Insurance and Annuity Company
Insurance and Annuity Company with your completed	||	Step 2		||
enrollment materials.		Variable Annuity
	Fixed		Account C
According to the plan, we set up one or more accounts for	Interest
you. We may set up one or more accounts for employer	Option	Variable Investment
contributions and/or for one or more accounts for			Options
contributions from your salary. Alternatively, we may issue
the contract to an employer or a plan on an unallocated		The Subaccounts
basis. In that case, we establish a single account under the		A	B	Etc.
contract for the contract holder, and the recordkeeper			|| Step 3 ||
Mutual Mutual Etc.
designated by the plan establishes and maintains an		Fund A Fund B
individual account or accounts for each participant.

STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “THE INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; or
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-11	5

FEE TABLE

In This Section:		The following tables describe the fees and expenses that you will pay when buying,
• Maximum Contract Holder		owning, and withdrawing account value from your contract. The first table
Transaction Expenses;		describes the fees and expenses that you may pay at the time that you buy the
• Maximum Periodic Fees		contract, withdraw account value from the contract, take a loan from the contract
and Charges;		or transfer cash value between investment options. State premium taxes may also be
• Total Annual Fund		deducted.* See “THE INCOME PHASE” for fees that may apply after you begin
Operating Expenses;		receiving payments under the contract.
• Examples; and
Maximum Contract Holder Transaction Expenses
• Fees Deducted by the		Early Withdrawal Charge[1]
Funds.		(as a percentage of amount withdrawn, if applicable)

See the “Fees” Section for:		Applicable to Texas K-12 contracts		7%
• Early Withdrawal Charge		Applicable to all other contracts		5%
Schedules;
• How, When and Why Fees		Loan Interest Rate Spread (per annum)[2]		3.0%
are Deducted;		Loan Initiation Fee[3]		$100.00
• Reduction, Waiver and/or
Elimination of Certain		The next table describes the fees and expenses that you will pay periodically during
Fees;		the time that you own the contract, not including fund fees and expenses.
• Redemption Fees; and
• Premium and Other Taxes.		Maximum Period Fees and Charges

See “THE INCOME			Applicable to	Applicable
PHASE” for:			Texas K-12	to all other
• Fees during the Income			contracts	contracts

Phase.		Maximum Annual Maintenance Fee[4]	$0.00	$30.00
Texas K-12 Contracts
Defined:		Separate Account Annual Expenses[4]
(as a percentage of average account value)

Voluntary 403(b) annuity		Maximum Mortality and Expense Risk Charge[5]	1.25%	1.50%
contracts for employees of K-

12 public schools in Texas who		Maximum Administrative Expense Charge	0.25%[6]	0.25%[7]
became participants under the
contract on and after June 1,

2002. These contracts meet the		Maximum Total Separate Account Expenses	1.50%	1.75%
requirements established by the
Teachers Retirement System of		1	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section. In certain cases, this charge may not apply to
Texas in support of Senate Bill		a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees
273	.	may be waived, reduced or eliminated in certain circumstances. See “FEES.”
		2	This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% up to 3.0% per annum. Currently, the loan interest spread for most contracts is 2.5% per annum. See “LOANS -
Charges Associated with Loans.”
		3	Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “LOANS - Charges Associated with
Loans.”
		4	These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
		5	A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “DEATH BENEFIT.”
		6	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
		7	We only impose this charge under some contracts. See “FEES.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”

PRO.01107-11		6

	The next item shows the minimum and maximum total operating expenses charged by the funds that you may
	pay periodically during the time that you own the contract. The minimum and maximum expenses listed
	below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee
	waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and
	expenses is contained in the prospectus for each fund.

						Applicable to Texas K-12			Applicable to All Other
						Contracts			Contracts

						Minimum	Maximum		Minimum	Maximum
	Total Annual Fund Operating Expenses
	(expenses that are deducted from fund assets,
	including management fees, distribution (12b-1)					0.26%	1.46%		0.26%		1.72%
	and/or service fees, and other expenses)

	Examples

	The following examples are intended to help you compare the cost of investing in the contract with the cost of
	investing in other variable annuity contracts. For each type of contract, these costs include maximum
	contract holder transaction expenses, (assuming no loans) maximum maintenance fees (converted to a
	percentage of assets equal to 0.208%), maximum separate account annual expenses, and fund fees and
	expenses applicable to that type of contract.

	Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated.
	The examples also assume that your investment has a 5% return each year and assume the maximum fees and
	expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your
	costs would be:

		(A) If you withdraw your entire account					(B) If you do not withdraw your entire
		value at the end of the applicable time					account value or if you select an income
		period*:					phase payment option at the end of the
							applicable time period**:

		1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years
	Applicable
	to Texas K-	$962		$1,500	$2,055	$3,280	$299		$915	$1,557	$3,280
	12 contracts

	Applicable
	to all other	$877		$1,645	$2,435	$3,930	$370		$1,125	$1,901	$3,930
	contracts*
	* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based
	on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment
	was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and
	5, and th e 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of
	the number of purchase payment periods completed, and no early withdrawal charge would apply.
	** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a
lump	-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum
	payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer
	to Example A.)

	PRO.01107-11						7

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated.
The examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire					(B) If you do not withdraw your entire
	account value at the end of the					account value or if you select an income
	applicable time period*:					phase payment option at the end of the
						applicable time period**:

	1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years
Applicable to
Texas K-12	$850		$1,159	$1,482	$2,073	$179		$554	$954	$2,073
contracts

Applicable to all
other contracts*	$739		$1,236	$1,762	$2,552	$225		$693	$1,189	$2,552

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “FEES - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “FEES - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and
5, and th e 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

PRO.01107-11					8

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.
All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

PRO.01107-11	9

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the
Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the
Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts, which are within the separate account.
Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

• Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the
Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

PRO.01107-11	10

Selecting Investment Options. When selecting investment options:
• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans, or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a) and 457(b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding - bought for annuities and life insurance; and
• Shared funding - bought by more than one company.

PRO.01107-11 11

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
•	Alger Green Fund	•	Invesco Van Kampen Small Cap Value Fund
•	Allianz NFJ Large-Cap Value Fund	•	Lazard U.S. Mid Cap Equity Portfolio
•	Amana Growth Fund	•	LKCM Aquinas Growth Fund
•	Amana Income Fund	•	Loomis Sayles Small Cap Value Fund
•	American Century® Income & Growth Fund	•	Neuberger Berman Socially Responsive Fund®
•	American Century® Inflation-Adjusted Bond Fund	•	New Perspective Fund®
•	Ariel Fund	•	Oppenheimer Developing Markets Fund
•	Artisan International Fund	•	Pax World Balanced Fund
•	Aston/Optimum Mid Cap Fund	•	SMALLCAP World Fund®
•	BlackRock Mid Cap Value Opportunities Fund	•	Templeton Global Bond Fund
•	Cohen & Steers Realty Shares, Inc.	•	The Bond Fund of AmericaSM
•	ColumbiaSM Acorn® Fund	•	The Growth Fund of America®
•	Columbia Diversified Equity Income Fund	•	The Hartford Capital Appreciation Fund
•	Columbia Mid Cap Value Fund	•	The Hartford Dividend and Growth Fund
•	EuroPacific Growth Fund®	•	USAA Precious Metals and Minerals Fund
•	Fundamental InvestorsSM	•	Washington Mutual Investors FundSM
•	ING GNMA Income Fund	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Mid Cap Core Equity Fund		Fund
•	Invesco U.S. Small Cap Value Fund

See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)

PRO.01107-11			12

to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an

PRO.01107-11 13

individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

PRO.01107-11	14

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the
Company.”

Dollar cost averaging is not available to participants in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match your current investment allocations. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, One Orange Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee
Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

PRO.01107-11	15

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates)
that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. To purchase the contract:
• The contract holder submits the required forms and application to the Company; and
• We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:
• We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and
• If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments: A one time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the
Tax Code.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “FEES - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “INVESTMENT OPTIONS” and
“TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III - Fixed Plus Account.”

PRO.01107-11 16

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code;
• Under Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors; and
• Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

PRO.01107-11 17

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:
• Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and
• Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1,
2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS –Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see Appendix IV.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”
The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions.
When a refund of contributions is not required, the investor bears any investment risk.

PRO.01107-11 18

FEES

The following repeats and adds to information provided in the “FEE TABLE”	Types of Fees
section. Please review both this section and the “FEE TABLE” section for	You may incur the following types
information on fees.	of fees under the contract:
• Transaction Fees
Transaction Fees	> Early Withdrawal Charge
> Loan Interest Rate Spread
Early Withdrawal Charge	and Loan Initiation Fee
> Redemption Fees
Withdrawals of all or a portion of your account value may be subject to a	• Periodic Fees and Charges
charge. In the case of a partial withdrawal where you request a specific dollar	> Annual Maintenance Fee
amount, the amount withdrawn from your account will be the amount you	> Mortality and Expense
specified plus adjustment for any applicable early withdrawal charge. This	Risk Charge
charge may also be referred to as a surrender charge in your contract and/or	> Administrative Expense
certificate/enrollment materials.	Charge
• Fund Fees and Expenses
Purpose: This is a deferred sales charge. It reimburses us for some of the sales	• Premium and Other Taxes
and administrative expenses associated with the contract. If our expenses are
greater than the amount we collect for the early withdrawal charge, we may	Terms to Understand in
Schedules I, II and Schedule for
use any of our corporate assets, including potential profit that may arise from	Texas K-12 Contracts:
the mortality and expense risk charges, to make up the difference.	• Account Year - a 12-month
period measured from the
Amount: This charge is a percentage of the amount that you withdraw from	date we establish your
the subaccounts, the Fixed Account and the Guaranteed Accumulation	account, or measured from
Account. We do not deduct an early withdrawal charge from amounts that you	any anniversary of that date.
withdraw from the Fixed Plus Account. The percentage is determined by the	• Contract Year - a 12-month
early withdrawal charge schedule that applies to your individual account.	period measured from the
Some of these schedules are listed below. The charge will never be more than	date we establish the contract,
8.5% of your total purchase payments to the individual account, or under some	or measured from any
contracts, the maximum permitted by FINRA rules.	anniversary of that date.
• Purchase Payment Period
(also called Contribution
Early Withdrawal Charge Schedules. You may determine which schedule	Period, Deposit Cycles,
applies to you by consulting your certificate or the contract (held by the	Purchase Payment Cycles, or
contract holder).	Installment Payment Period
under some contracts) - the
Schedule I. This is one of two maximum early withdrawal charge schedules	period of time it takes to
that may apply to contracts other than Texas K-12 contracts. It grades down to	complete the number of
zero over a 10-year period, as shown on the next page. Some contracts have	installment payments
schedules that grade down to zero over fewer than 10 years.	expected to be made to your
account over a year.

Each contract will specify whether a schedule is based on one of the following:	For example, if your payment
• The number of years since the individual account was established;	frequency is every two weeks, a
• The number of years since the contract was established; or	payment period is completed after
• The number of completed purchase payment periods (see sidebar for	26 payments are made. If only 25
definitions and terms used).	payments are made, the payment
period is not completed until the
twenty-sixth payment is made. At
Unless the contract provides otherwise, the same schedule applies to	any given time, the number of
installment purchase payments (ongoing contributions) and to single purchase	payment periods completed cannot
payments (rollovers, exchanges or other one-time contributions).	exceed the number of account
years completed, regardless of the
number of payments made.

PRO.01107-11 19

Schedule I
Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. The following schedule applies to Texas K-12 contracts.

Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k),
Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-11	20

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth
403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) or Roth 457(b) employee installment account, when the participant’s Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:
• Used to provide income payments during the income phase;
• Paid because of your death before income payments begin;
• Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
• Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION
OPTIONS”); or
• Taken on or after the tenth anniversary of the effective date of the account.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:
• Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
• Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
• Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

* Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.
** This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-11	21

•	Withdrawn from contracts used with plans under section 401(a), 401(k), 403(a), 403(b), Roth 401(k) or Roth
403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*
•	Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
•	Made because the Company terminated the account under the circumstances described in “Other Topics -
Account Termination”;
•	Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the
Company;
•	Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
•	Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
•	Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:
•	The number of participants under the plan;
•	The type and nature of the group to which a contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
•	Our assessment of financial risk to the Company relating to withdrawals; and
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

* To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-11	22

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account.
Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

PRO.01107-11	23

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:
• The size, type and nature of the group to which a contract is issued;
• Amount of contributions to the contract;
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
• The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an Annual Maintenance Fee in excess of the maximum amount shown above and in the Fee Table.

Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See “THE
INCOME PHASE - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:
• Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

PRO.01107-11 24

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
• The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
• The frequency, consistency and method of submitting payments and loan repayments;
• The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
• The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
• The projected frequency of distributions;
• The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;
• Whether or not a transfer credit was selected by the plan sponsor; and
• Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to earn a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

PRO.01107-11 25

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds

The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The
Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial inventive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.01107-11 26

Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	American Century Investments
•	American Funds®	•	Neuberger Berman Management, Inc.
•	Franklin® Templeton® Investments	•	Loomis Sayles Funds
•	OppenheimerFunds, Inc.	•	BlackRock, Inc.
•	Columbia Funds	•	Alger Funds
•	Allianz Funds	•	Ariel Mutual Funds
•	Wells Fargo Funds Management, LLC	•	Artisan Funds
•	Lord Abbett Funds	•	Lazard Funds, Inc.
•	Pax World Funds	•	Aston Funds
•	Invesco Investments	•	Janus Funds
•	Pioneer Investments	•	LKCM Aquinas Funds
•	Amana Funds	•	Hartford Mutual Funds
•	Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

PRO.01107-11		27

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date;
• Less any deductions from the fixed interest options (e.g., withdrawals, fees);
• Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee
Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
• The net assets of the fund held by the subaccount as of the current valuation; minus
• The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
• Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
• Divided by the total value of the subaccount’s units at the preceding valuation;
• Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

PRO.01107-11 28

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: An investor contributes
	Step 1 ||		$5,000	.
ING Life Insurance and Annuity Company
	Step 2 ||		Step 2:
Variable Annuity Account C		•	He directs us to invest $3,000 in
Subaccount A	Subaccount B	Etc.	Fund A. His dollars purchase
300	80		300 accumulation units of
accumulation	accumulation		Subaccount A ($3,000 divided
units	units		by the current $10 AUV);and
		•	He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of
Subaccount B ($2,000 divided
by the current $25 AUV).
Step 3: The separate account then
||	Step 3 ||		purchases shares of the applicable
funds at the current market value
Fund A	Fund B		(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.01107-11		29

WITHDRAWALS

Taxes, Fees and Deductions	Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this
Amounts withdrawn may be	section), the contract holder, or you if permitted by the plan, may withdraw all
subject to one or more of the	or a portion of your account value at any time during the accumulation phase.
following:
• Early Withdrawal Charge.	Steps for Making a Withdrawal. The contract holder, or you if permitted by
See “FEES - Early
Withdrawal Charge”	the plan, must select the withdrawal amount:
• Maintenance Fee. See “FEES	• Full Withdrawal: You will receive, reduced by any required tax, your
- Annual Maintenance Fee”	account value allocated to the subaccounts, the Guaranteed Accumulation
• Market Value Adjustment.	Account (plus or minus any applicable market value adjustment) and the
See APPENDIX I	Fixed Account, minus any applicable early withdrawal charge,
• Redemption Fees. See “FEES	maintenance fee, and redemption fees, plus the amount available for
- Redemption Fees”	withdrawal from the Fixed Plus Account; or
• Tax Penalty. See “TAX	• Partial Withdrawal (Percentage or Specified Dollar Amount): You will
CONSIDERATIONS”	receive, reduced by any required tax, the amount you specify, subject to
• Tax Withholding. See “TAX	the value available in your account. However, the amount actually
CONSIDERATIONS”	withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for
To determine which may apply,	amounts withdrawn from the subaccounts, the Guaranteed Accumulation
refer to the appropriate sections of	Account or the Fixed Account, and any positive or negative market value this prospectus, contact your local
representative or call the Company	adjustments for amounts withdrawn from the Guaranteed Accumulation
at the number listed in “Contract	Account. The amount available from the Fixed Plus Account may be
Overview - Questions:	limited;
Contacting the Company.”	• Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
• Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m.
Eastern Time). We pay withdrawal amounts based on your account value either:
• As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions:
Contacting the Company”; or
• On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.01107-11	30

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31,
1988. Income attributable to salary reduction contributions and credited on or after
January 1, 1989, may not be distributed in the case of hardship;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b) and
Roth 403(b) Plans;”
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
• The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;
• If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met;
• Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and
• Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant
Roth 401(k) or Roth 403(b) accounts are excluded from the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

PRO.01107-11 31

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b)
account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth
457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the
terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:
•	Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on the loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is
6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0%
and up to 3.0%; or
•	Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic	Availability of Systematic Distribution Options. These options may be
Distributions Option	exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum
If available under your plan, a	dollar amount and age criteria applicable to that option. To determine what
systematic distribution option	systematic distribution options are available, check with the contract holder or allows you to receive regular
payments from your account	the Company.
without moving into the income
phase. By remaining in the	Systematic distribution options currently available under the contract include
accumulation phase, you retain	the following:
certain rights and investment	• Systematic Withdrawal Option (SWO). SWO is a series of partial
flexibility not available during the	withdrawals from your account based on a payment method you select. It
income phase. Because the	is designed for those who want a periodic income while retaining
account remains in the	accumulation phase investment flexibility for amounts accumulated under
accumulation phase, all	the account. (This option may not be available if you have an outstanding accumulation phase charges
continue to apply.	loan); and
• Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount
required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

PRO.01107-11	32

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “TAX CONSIDERATIONS.”

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is	During the Income Phase
payable to the beneficiary named under the contract (contract beneficiary):
• Under contracts issued in connection with most types of plans except	This section provides information
most voluntary 403(b) and Roth 403(b) plans, the contract holder must be	about the accumulation phase. For
named as the contract beneficiary, but may direct that we make any	death benefit information
applicable to the income phase,
payments to the beneficiary you name under the plan (plan beneficiary);	see “THE INCOME PHASE.”
and
• Under most group contracts issued in connection with voluntary 403(b)
and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:
• The contract beneficiary (on behalf of the plan beneficiary, if applicable)
must provide the Company with proof of death acceptable to us and a payment request in good order;
• The payment request should include selection of a benefit payment option; and
• Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” we will mail
payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

PRO.01107-11 33

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “THE INCOME PHASE – Income Phase
Payment Options”); and
• Payment under an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC
DISTRIBUTION OPTIONS.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-
sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview – Questions: Contacting the Company” section of this prospectus.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
• Leaving the account value invested in the contract; and
• Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “THE INCOME PHASE – Income Phase Payment Options.”

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation
Account.

PRO.01107-11 34

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See
“FEES - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed
Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section, where:
• (a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and
• (b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “APPENDIX I” and the Guaranteed Accumulation Account
prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company”
section.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview
– Questions: Contacting the Company” section.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in the “Contract Overview – Questions: Contacting the
Company” section. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:
• A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
• B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

PRO.01107-11 35

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

THE INCOME PHASE

We may have used the following	During the income phase, you receive payments from your accumulated
terms in prior prospectuses:	account value.
• Annuity Phase-Income
Phase;	Initiating Income Phase Payments. At least 30 days prior to the date you
• Annuity Option-Income	want to start receiving income phase payments, the contract holder, or you if
Phase Payment Option;
• Annuity Payment-Income	permitted by the plan, must notify us in writing of the following:
Phase Payment; and	•	Start date;
• Annuitization-Initiating	•	Income phase payment option (see the income phase payment options
Income Phase Payments		table in this section);
	•	Income phase payment frequency (i.e., monthly, quarterly, semi-annually
Also, income phase payments are		or annually);
sometimes referred to as “annuity	•	Choice of fixed or variable payments;
payments.”	•	Selection of an assumed net investment rate (only if variable payments are elected); and
	•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

PRO.01107-11		36

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-
sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview – Questions: Contacting the Company” section of this prospectus.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:
•	Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.01107-11	37

Lifetime Income Phase Payment Options (continued):

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	• When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Guaranteed	at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal
Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”
Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.
* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.01107-11	38

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”).
ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreement with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to
3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to
7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premiums received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

PRO.01107-11	39

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	LPL Financial Corporation	•	Cadaret, Grant & Co., Inc.
•	Symetra Investment Services, Inc.	•	Financial Telesis Inc./Jhw Financial Services
•	ING Financial Partners, Inc.		Inc.
•	American Portfolios Financial Services, Inc.	•	Lincoln Investment Planning, Inc.
•	NIA Securities, L.L.C.	•	Wells Fargo & Company
•	Morgan Stanley Smith Barney LLC	•	Multi-Financial Securities Corporation
•	SagePoint Financial, Inc.	•	M Holdings Securities, Inc.
•	Valor Insurance Agency Inc.	•	NRP Financial, Inc.
•	Lincoln Financial Group	•	UVEST Financial Services Group, Inc.
•	Financial Network Investment Corporation	•	Securities America, Inc.
•	Walnut Street Securities, Inc.®	•	National Planning Corporation
•	NFP Securities, Inc.	•	Royal Alliance Associates, Inc.
•	Morgan Keegan and Company, Inc.	•	Woodbury Financial Services, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

PRO.01107-11		40

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective December 28, 2009, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agrees:
• To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
• To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
• To develop a statewide program to educate OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and
• To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and
OEA Board member functions that Company personnel are permitted to attend, although the Agreement between
OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

PRO.01107-11 41

TAX CONSIDERATIONS

In this Section:	Introduction
• Introduction;
• Taxation of Qualified	The contract described in this prospectus is designed to be treated as an
Contracts;
• Possible Changes in	annuity for U.S. federal income tax purposes. This section discusses our
Taxation; and	understanding of current federal income tax laws affecting the contract. The
• Taxation of the Company	U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:
When consulting a qualified tax	• Your tax position (or the tax position of the designated beneficiary, as
adviser, be certain that he or she	applicable) may influence the federal taxation of amounts held or paid out
has expertise in the Tax Code	under the contract;
sections applicable to your tax	• Tax laws change. It is possible that a change in the future could affect
concerns.	contracts issued in the past, including the contract described in this prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Taxation of Qualified Contracts

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts).

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a),
401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code section 415(m), deferred compensation plans under Tax Code section 457(f), and bona fide severance pay plans under Tax Code section 457(e). Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.01107-11	42

Eligible Retirement Plans and Programs. The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section
457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m)
arrangements in this prospectus;
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b)
(eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b)
plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and
• Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a qualified tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

PRO.01107-11 43

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f)
plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

PRO.01107-11 44

401(a) , 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-
tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2011). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b)
plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $16,500 (as indexed for 2011). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up special provisions may be available for 457(b) Plans. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a) , 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

PRO.01107-11 45

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:
•	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
•	Interest at the underpayment rate plus one percent on the underpayments, and
•	An additional penalty tax equal to 20% of the amount included in income.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k) , Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

PRO.01107-11	46

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth
401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon your:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Met other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
•	The calendar year you attain age 70½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

PRO.01107-11	47

457(f) Plans. Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also allows distributions only upon the occurrence of the following specified events:
• Separation from service;
• Disability;
• Death;
• Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
• Change in control or ownership of the sponsoring employer; or
• Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b)
and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth
457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a) (9) provides specific rules for calculating the minimum required distributions after your death.

PRO.01107-11 48

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental
Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,”
under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) -
and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 401(k), Roth 403(b) or Roth 457(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

PRO.01107-11 49

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Code section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a) , 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax
consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
• The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.01107-11 50

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

PRO.01107-11 51

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b) or Roth 401(k) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

PRO.01107-11 52

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
or
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than
$20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:
• General Information and History		2
• Variable Annuity Account C		2
• Offering and Purchase of Contracts		2
• Income Phase Payments		3
• Sales Material and Advertising		4
• Experts		5
• Financial Statements of the Separate Account	S	-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C	-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.01107-11 53

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview: Questions -
Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
• The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
• The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.
Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts (not including the contracts offered through this prospectus) may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:
• (a) is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
• (b) is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If provided for in the contract, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.01107-11 54

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected.

The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term, including investors to whom the rate lock may not be available through their contract.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
• Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
• Tax Penalties and/or Tax withholding - See “TAX CONSIDERATIONS”;
• Early Withdrawal Charge - See “FEES”; and/or
• Maintenance Fee - See “FEES.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term - three years or less; and
• Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.01107-11 55

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

PRO.01107-11	56

APPENDIX II

FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:
• The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
• The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES -
Early Withdrawal Charge.”

PRO.01107-11 57

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

PRO.01107-11	58

APPENDIX III

FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or
as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-11	59

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:
• The hardship is certified (required under most contracts);
• The partial withdrawal is taken proportionally from each investment option in which your account invests;
• The amount is paid directly to you; and
• The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:
• The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
• The amount withdrawn is paid directly to you; and
• The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior
12 months (or, under some contracts, during the prior calendar year);
• One-fourth of the remaining Fixed Plus Account value 12 months later;
• One-third of the remaining Fixed Plus Account value 12 months later;
• One-half of the remaining Fixed Plus Account value 12 months later; and
• The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
• due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
• due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
• when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of
New York or, under some contracts, within the prior calendar year).

PRO.01107-11 60

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:
•	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
	>	The hardship is certified by the employer;
	>	The amount is paid directly to you; and
	>	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);
•	For any in-service distributions permitted by the plan and the following conditions are met:
	>	The distribution has been certified by the employer;
	>	The amount distributed is paid directly to you; and
	>	The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);
•	Due to your separation from service with the employer, provided that all the following apply*:
	>	The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed
Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
	>	The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
	>	Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;
•	If you are at least age 59½ and, if applicable, have completed nine payment periods;
•	If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or
•	For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
	>	The disability is certified by the employer or otherwise documented in a form acceptable to us; and
	>	The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.

We consider these risks when determining the credited rate.

* Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
	•	The employer certifies that you have separated from service;
	•	We receive the withdrawal request within 60 days of the date of separation; and
	•	You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

PRO.01107-11		61

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January
1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less
($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “CONTRACT
PURCHASE AND PARTICIPATION - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus
Account.

PRO.01107-11	62

APPENDIX IV

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Code, including Roth 403(b) and Roth
401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Internal Revenue Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth
401(k) or 403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b),
401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her
Employer Account.
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
• The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.
• On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
• In the event of the participant’s death, the employer is the named Beneficiary under the terms of the contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury
Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b)
and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-11	63

APPENDIX V

DESCRIPTION OF UNDERLYING FUNDS

*Certain funds offered under the contracts have limited availability as follows:

• Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus
Aspen Janus Portfolio, Janus Aspen Worldwide Portfolio, Oppenheimer Global Securities Fund/VA and
Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
• American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
• The following funds are not available to all plans: Allianz NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund, Invesco U.S. Small Cap Value Fund (will no longer be available after
May 20, 2011), The Hartford Capital Appreciation Fund and The Hartford Dividend and Growth Fund.
Availability is subject to Company and/or plan sponsor approval.
• Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
• Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
• Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING BlackRock Health Sciences Opportunities Portfolio	ING Wells Fargo Health Care Portfolio
ING Columbia Small Cap Value II Portfolio	ING Columbia Small Cap Value Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Van Kampen Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Van Kampen Growth and Income Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund®/ VA	Oppenheimer Main Street Small Cap Fund®/ VA

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.

PRO.01107-11	64

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Allianz NFJ Large-Cap Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
Amana Growth Fund	Seeks long-term capital growth.

Investment Adviser: Saturna Capital Corporation
Amana Income Fund	Seeks current income and preservation of
capital.
Investment Adviser: Saturna Capital Corporation
American Century® Income & Growth Fund	Seeks long-term capital growth by investing in
common stocks. Income is a secondary
Investment Adviser: American Century Investment	objective.
Management, Inc.
American Century® Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation
protection consistent with investments in
Investment Adviser: American Century Investment	inflation-indexed securities.
Management, Inc.
Ariel Fund	Seeks long-term capital appreciation by
investing in undervalued companies that show
Investment Adviser: Ariel Investments, LLC	strong potential for growth.
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited Partnership
Aston/Optimum Mid Cap Fund	Seeks long-term total return through capital
appreciation by investing primarily in common
Investment Adviser: Aston Asset Management LP	and preferred stocks and convertible securities.

Subadviser: Optimum Investment Advisors, LLC
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily,
income by investing in securities, primarily
Investment Adviser: BlackRock Advisors, LLC	equity securities that Fund management
believes are undervalued and therefore
Subadviser: BlackRock Investment Management, LLC	represent an investment value.
Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to
achieve a competitive total return through an
Investment Adviser: Calvert Investment Management, Inc.	actively managed portfolio of stocks, bonds
and money market instruments which offer
Subadvisers: (equity portion of Portfolio): New	income and capital growth opportunity and
Amsterdam Partners LLC	which satisfy the investment criteria, including
financial, sustainability and social
Calvert Investment Management, Inc. manages fixed-income	responsibility factors.
portion of Portfolio and handles allocation of assets and
Portfolio Managers for the Portfolio.
Cohen & Steers Realty Shares, Inc.	A non-diversified fund that seeks total return
through investment in real estate securities.
Investment Adviser: Cohen & Steers Capital Management, Inc.

ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.01107-11 65

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level
of current income and as a secondary objective
Investment Adviser: Columbia Management Investment	steady growth of capital.
Advisers, LLC
Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Advisors,
LLC
EuroPacific Growth Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”

Subadvisers: FMR Co., Inc. and other affiliates of FMR.
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research	achieve a yield which exceeds the composite
Company (“FMR”)	yield on the securities comprising the S&P
500® Index.
Subadvisers: FMR Co., Inc. and other affiliates of FMR.
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR.
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR.
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other affiliates of FMR.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund
normally invests at least 80% of its net assets in
Investment Adviser: Franklin Advisory Services, LLC	investments of small capitalization companies.
Fundamental InvestorsSM	Seeks to achieve long-term growth of capital
and income.
Investment Adviser: Capital Research and Management
CompanySM
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.

PRO.01107-11 66

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Artio Foreign Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC
ING Balanced Portfolio		Seeks total return consisting of capital
appreciation (both realized and unrealized) and
Investment Adviser: ING Investments, LLC		current income; the secondary investment
objective is long-term capital appreciation.
Subadviser: ING Investment Management Co.
ING Baron Small Cap Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities		Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: ING Clarion Real Estate Securities LLC
ING Clarion Real Estate Portfolio		A non-diversified portfolio that seeks total
return including capital appreciation and
Investment Adviser: Directed Services LLC		current income.

Subadviser: ING Clarion Real Estate Securities LLC
ING Columbia Small Cap Value II Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC
ING Davis New York Venture Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.

PRO.01107-11	67

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company
* FMRSM is a service mark of Fidelity Management & Research Company
ING Global Bond Portfolio		Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC		appreciation.

Subadviser: ING Investment Management Co.
ING Global Resources Portfolio		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING GNMA Income Fund		Seeks a high level of current income, consistent
with liquidity and safety of principal, through
Investment Adviser: ING Investments, LLC		investment primarily in Government National
Mortgage Association (GNMA) mortgage-
Subadviser: ING Investment Management Co.		backed securities (also known as GNMA
Certificates) that are guaranteed as to the
timely payment of principal and interest by the
U.S. Government.
ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible into
common stocks. It is anticipated that capital
Subadviser: ING Investment Management Co.		appreciation and investment income will both
be major factors in achieving total return.
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co.
ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard & Poor’s MidCap
Investment Adviser: ING Investments, LLC		400 Index, while maintaining a market level of
risk.
Subadviser: ING Investment Management Co.
ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard & Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co.
ING Index Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Investment Committee

PRO.01107-11	68

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Index Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Index Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: ING Investment Management Co.		It is anticipated that capital appreciation and
investment income will both be major factors
in achieving total return.

PRO.01107-11	69

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC		a widely accepted international index.

Subadviser: ING Investment Management Co.
ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Invesco Van Kampen Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Janus Contrarian Portfolio		A non-diversified portfolio that seeks capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Janus Capital Management, LLC
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

PRO.01107-11	70

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital. Secondarily seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
ING MFS Utilities Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Massachusetts Financial Services Company
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Money Market Portfolio*		Seeks to provide high current return, consistent
with preservation of capital and liquidity,
Investment Adviser: ING Investments, LLC		through investment in high-quality money
market instruments while maintaining a stable
Subadviser: ING Investment Management Co.		share price of $1.00.

*There is no guarantee that the ING Money Market Portfolio Subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio		Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

PRO.01107-11	71

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return of the Russell
Top 200® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC		the Russell Top 200® Index.

Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Value Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return of the Russell
Top 200® Value Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return of the Russell
Midcap® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC		the Russell Midcap® Index.

Subadviser: ING Investment Management Co.
ING RussellTM Small Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC		the Russell 2000® Index.

Subadviser: ING Investment Management Co.
ING Small Company Portfolio		Seeks growth of capital primarily through
investment in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks of companies with smaller
market capitalizations.
Subadviser: ING Investment Management Co.
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Solution Growth Portfolio		Seeks to provide capital growth through a
diversified asset allocation strategy.
Investment Adviser: Directed Services LLC

Subadviser: Investment Committee
ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Investment Committee

PRO.01107-11	72

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution Moderate Portfolio		Seeks to provide a combination of total return
and stability of principal through a diversified
Investment Adviser: Directed Services LLC		asset allocation strategy.

Subadviser: Investment Committee
ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Solution 2055 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: Investment Committee		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co.

PRO.01107-11	73

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and prudent investment
risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio		Seeks capital appreciation. Current income is
only an incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio		Seeks long-term capital appreciation, and
secondarily, current income.
Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment Management, Inc.
ING UBS U.S. Large Cap Equity Portfolio		Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management (Americas) Inc.

PRO.01107-11	74

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING U.S. Bond Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC		the Barclays Capital U.S. Aggregate Bond
Index.
Subadviser: Neuberger Berman Fixed Income LLC
ING U.S. Stock Index Portfolio		Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
Invesco Mid Cap Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco U.S. Small Cap Value Fund		Seeks above-average total return over a market
cycle of three to five years.
Investment Adviser: Invesco Advisers, Inc.

Invesco V.I. Capital Appreciation Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Van Kampen Small Cap Value Fund		Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.

Janus Aspen Balanced Portfolio		Seeks long-term capital growth, consistent with
preservation of capital and balanced by current
Investment Adviser: Janus Capital Management LLC		income.
Janus Aspen Enterprise Portfolio		Seeks long-term capital growth.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio		Seeks to obtain maximum total return,
consistent with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Janus Portfolio		Seeks long-term growth of capital in a manner
consistent with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Worldwide Portfolio		Prior to May 16, 2011, the portfolio seeks long-
term growth of capital in a manner consistent
Investment Adviser: Janus Capital Management LLC		with the preservation of capital.

Effective May 16, 2011, the portfolio seeks
long-term growth of capital.
Lazard U.S. Mid Cap Equity Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
LKCM Aquinas Growth Fund		Seeks to maximize long-term capital
appreciation.
Investment Adviser: Luther King Capital Management
Corporation
Loomis Sayles Small Cap Value Fund		Seeks long-term capital growth from
investment in common stocks or other equity
Investment Adviser: Loomis, Sayles & Company, L.P.		securities.

PRO.01107-11	75

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund – Mid-Cap Value Portfolio	Seeks capital appreciation through investments,
primarily in equity securities, which are
Investment Adviser: Lord, Abbett & Co. LLC (Lord	believed to be undervalued in the marketplace.
Abbett)
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet
Investment Adviser: Neuberger Berman Management Inc.	the fund’s financial criteria and social policy.

Subadviser: Neuberger Berman LLC
New Perspective Fund®	Seeks to provide long-term growth of capital.
Future income is a secondary objective.
Investment Adviser: Capital Research and Management
CompanySM
Oppenheimer Developing Markets Fund	Aggressively seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Seeks long-term capital appreciation by
investing a substantial portion of assets in
Investment Adviser: OppenheimerFunds, Inc.	securities of foreign issuers, “growth-type”
companies, cyclical industries and special
situations that are considered to have
appreciation possibilities.
Oppenheimer Global Strategic Income Fund/VA	Seeks a high level of current income
principally derived from interest on debt
Investment Adviser: OppenheimerFunds, Inc.	securities.
Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	Seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.
SMALLCAP World Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
Templeton Global Bond Fund	Seeks current income with capital appreciation
and growth of income.
Investment Adviser: Franklin Advisers, Inc.
The Bond Fund of AmericaSM	Seeks to provide as high a level of current
income as is consistent with the preservation of
Investment Adviser: Capital Research and Management	capital.
CompanySM

PRO.01107-11 76

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM
The Hartford Capital Appreciation Fund	Seeks growth of capital.

Investment Adviser: HIFSCO

Subadviser: Wellington Management Company, LLP
The Hartford Dividend and Growth Fund	Seeks a high level of current income consistent
with growth of capital.
Investment Adviser: HIFSCO

Subadviser: Wellington Management Company, LLP
USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term
capital appreciation and to protect the
Investment Adviser: USAA Investment Management	purchasing power of your capital against
Company	inflation.
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Washington Mutual Investors FundSM	Seeks to produce current income and to provide
the opportunity for growth of principal
Investment Adviser: Capital Research and Management	consistent with sound common stock investing.
CompanySM
Wells Fargo Advantage Special Small Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds Management, LLC

Subadvisor: Wells Capital Management Incorporated

PRO.01107-11 77

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 11
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 22
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 27
With Total Separate Account Charges of 0.20%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 31
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 40
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 52
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 58
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 70
With Total Separate Account Charges of 0.45%
Table 10 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 72
With Total Separate Account Charges of 0.50%
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 84
With Total Separate Account Charges of 0.55%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 95
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 99
With Total Separate Account Charges of 0.60%
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 111
With Total Separate Account Charges of 0.65%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 122
With Total Separate Account Charges of 0.70%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 134
With Total Separate Account Charges of 0.75%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 146
With Total Separate Account Charges of 0.80%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 158
With Total Separate Account Charges of 0.85%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 168
With Total Separate Account Charges of 0.90%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 179
With Total Separate Account Charges of 0.90% Effective December 16, 2008
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 189
With Total Separate Account Charges of 0.95%

PRO.01107-10

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 200
With Total Separate Account Charges of 1.00%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 211
With Total Separate Account Charges of 1.05%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 222
With Total Separate Account Charges of 1.10%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 233
With Total Separate Account Charges of 1.15%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 244
With Total Separate Account Charges of 1.20%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 255
With Total Separate Account Charges of 1.25%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 266
With Total Separate Account Charges of 1.30%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 275
With Total Separate Account Charges of 1.35%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 284
With Total Separate Account Charges of 1.40%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 294
With Total Separate Account Charges of 1.45%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 305
With Total Separate Account Charges of 1.50%

Table 33 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 314
With Total Separate Account Charges of 1.25%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 326
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 330
Separate Account Charges of 1.40%

Table 36 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 336
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 37 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 347
and Deferred Compensation Plans

Table 38 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 355
of 0.00% Effective January 4, 2005

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 358
of 0.00% Effective May 30, 2008

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 359
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 362
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 373
of 0.40%

PRO.01107-10

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 381
of 0.45%
Table 44 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 382
of 0.75%
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 392
of 0.80%
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 400
of 0.80% Effective March 1, 2007
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 412
of 0.95% Effective December 16, 1996
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 421
of 0.95% Effective March 20, 2008
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 426
of 1.25%
Table 50 – For Deferred Compensation Contracts With Differing Total Separate Account	CFI 435
Charges of (0.75% for ING Portfolios and 0.90% for all other funds)
Table 51 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 444
Account Charges

PRO.01107-10

iii

APPENDIX VI

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2010 are not reflected in the following information.

TABLE 1
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.06	$11.56
Value at end of period	$14.31	$13.06
Number of accumulation units outstanding at end of period	0	72
AMANA GROWTH FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.30
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.78	$10.87
Value at end of period	$11.37	$10.78
Number of accumulation units outstanding at end of period	4,534	3,425
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.53	$10.00	$13.80
Value at end of period	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$7.68
Value at end of period	$9.21
Number of accumulation units outstanding at end of period	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.11	$6.13	$6.56
Value at end of period	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.74	$12.03	$20.24	$17.03	$15.73
Value at end of period	$18.31	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	62,986	39,259	24,302	214	9

		CFI 1

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.88	$13.91	$24.20	$20.61
Value at end of period	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.76	$9.80	$17.08	$16.82	$16.47
Value at end of period	$14.69	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	430	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.48	$8.95	$14.98
Value at end of period	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.99	$8.56	$14.13	$12.22	$11.33
Value at end of period	$12.78	$11.99	$8.56	$14.13	$12.22
Number of accumulation units outstanding at end of period	0	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.12	$10.37	$16.12
Value at end of period	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	3,619	3,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.50	$12.78	$19.07	$20.77
Value at end of period	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$7.82
Value at end of period	$9.35
Number of accumulation units outstanding at end of period	115,080
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.14	$11.90	$16.20	$17.81
Value at end of period	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	3,390	1,705	297	59
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.86	$11.53	$20.45	$17.56	$15.48
Value at end of period	$14.81	$13.86	$11.53	$20.45	$17.56
Number of accumulation units outstanding at end of period	642	1,062	562	77	3
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.01	$11.75	$15.47
Value at end of period	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	39,493	41,539

CFI 2

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.60	$11.54	$19.64	$18.54
Value at end of period	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	5,533	6,743	5,483	198
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.39	$6.43	$9.35
Value at end of period	$9.54	$8.39	$6.43
Number of accumulation units outstanding at end of period	0	13,275	14,085
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$5.01	$3.28	$5.45	$4.69
Value at end of period	$5.94	$5.01	$3.28	$5.45
Number of accumulation units outstanding at end of period	9,797	3,894	3,572	13
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.00	$6.73	$9.75
Value at end of period	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	6,606	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.52	$6.27	$10.20	$13.11
Value at end of period	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	307	3,941	3,411	8
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.59	$6.89	$6.28
Value at end of period	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	87	12
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.15	$13.79	$21.84
Value at end of period	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	803	645	339
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.94	$9.30	$15.28	$15.09
Value at end of period	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	9,824	2,260	836	30
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.08	$8.06	$12.39
Value at end of period	$13.47	$11.08	$8.06
Number of accumulation units outstanding at end of period	0	2,231	10,362
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.59	$7.36	$10.51
Value at end of period	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	0	72,289	74,349

CFI 3

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.84	$9.61	$13.66
Value at end of period	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	464	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.05	$16.74	$26.82	$27.91
Value at end of period	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	2,914	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.83	$12.68	$19.08	$22.35
Value at end of period	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	37	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.52	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	1,814	10,985	26,354	13,376	4	212,583
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.63	$6.99
Value at end of period	$8.23	$7.63
Number of accumulation units outstanding at end of period	1,247	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.49	$11.39	$19.91	$18.72
Value at end of period	$14.85	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	125	4,699	3,539	2
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.00	$5.86	$11.49	$10.89
Value at end of period	$9.11	$8.00	$5.86	$11.49
Number of accumulation units outstanding at end of period	473	379	109	64
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.25	$12.39	$22.36
Value at end of period	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	0	7,915	234
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.78	$12.56	$18.34
Value at end of period	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	3,668	665	980
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.65	$9.15	$13.06	$14.35
Value at end of period	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	21,177	481	256	1

CFI 4

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.46	$6.39	$10.52	$10.69	$10.75
Value at end of period	$10.53	$8.46	$6.39	$10.52	$10.69
Number of accumulation units outstanding at end of period	1,064	12,985	12,528	100	1
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.60	$7.22	$10.41
Value at end of period	$10.11	$8.60	$7.22
Number of accumulation units outstanding at end of period	25	11,197	10,634
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.57	$6.62	$10.24
Value at end of period	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	167	120	2,031
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.02	$9.46	$18.74	$15.64
Value at end of period	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	122	1,592	1,282	97
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.70	$12.47	$10.95
Value at end of period	$16.15	$14.70	$12.47
Number of accumulation units outstanding at end of period	0	1,967	1,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.86	$11.94	$19.17	$16.64
Value at end of period	$18.03	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	62	3,089	2,654	864
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.17	$10.02	$14.66
Value at end of period	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	31,948	866	879
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.55	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	16,121	20,347	16,516	2,879	23	256,425
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.85	$9.20	$15.42	$13.92
Value at end of period	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	1,849	63,263	62,671	412
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.26	$10.08	$12.08	$10.97	$10.55
Value at end of period	$14.37	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	14,394	12,134	10,513	424	8

CFI 5

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.71	$9.18	$11.85	$11.52	$11.15
Value at end of period	$15.66	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	1,226	1,103	696	49	16
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.32	$13.60	$14.10
Value at end of period	$16.48	$15.32	$13.60
Number of accumulation units outstanding at end of period	62,119	33,406	5,932
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.33	$6.50	$8.95
Value at end of period	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	2,358	6,902	5,503
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.34	$7.51	$11.47	$10.88	$10.31
Value at end of period	$10.85	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	594	3,892	2,956	62	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.35	$7.99	$11.32	$10.66	$10.61
Value at end of period	$15.89	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	3,170	12,891	1,301	469	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.51	$7.58	$11.30	$10.69
Value at end of period	$11.24	$9.51	$7.58	$11.30
Number of accumulation units outstanding at end of period	19,733	4,729	3,331	113
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.64	$10.72
Value at end of period	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	1,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.26	$6.99
Value at end of period	$9.27	$8.26
Number of accumulation units outstanding at end of period	625	538
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.92	$10.08
Value at end of period	$13.25	$11.92
Number of accumulation units outstanding at end of period	985	842
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.92	$11.44
Value at end of period	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	166

CFI 6

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.36	$5.96	$8.96
Value at end of period	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	0	125	126
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.99	$6.86	$9.96
Value at end of period	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	145	117
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.35	$15.17	$20.39
Value at end of period	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	0	9,558	8,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.17	$9.13	$12.48	$11.93	$11.81
Value at end of period	$12.42	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	11,920	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.78	$8.57	$12.11
Value at end of period	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	30,054	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.84	$8.45	$13.41	$12.97
Value at end of period	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	26,022	18,214	14,316	4
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.81	$8.32	$13.84	$12.92
Value at end of period	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	11,916	8,010	4,131	66
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.47	$9.78	$11.64
Value at end of period	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	4,526	1,578	285
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.94	$11.82	$15.47	$14.62	$14.13
Value at end of period	$15.48	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	796	6,374	5,534	2	13
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.65	$9.30	$14.55	$13.85	$13.86
Value at end of period	$13.17	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	3,167	5,281	8,393	23	1

CFI 7

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.53	$10.29	$14.80	$14.03	$13.30
Value at end of period	$14.04	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	2,177	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.75	$9.57	$13.20	$13.63
Value at end of period	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	4,990	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.95	$8.16	$14.35	$14.81
Value at end of period	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	367	26,279	24,514	17
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.37	$12.30	$19.12	$18.88
Value at end of period	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	2,000	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.69	$10.28	$17.78	$16.33
Value at end of period	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	2,370	23,974	21,905	44
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.38	$6.34	$10.21
Value at end of period	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	2,865	7,800	6,547
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.11	$6.89	$9.58
Value at end of period	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	104	85
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.66	$8.74	$12.91
Value at end of period	$14.10	$12.66	$8.74
Number of accumulation units outstanding at end of period	23	5,704	3,620
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.87	$10.27	$10.25
Value at end of period	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	0	740	740
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.16	$8.84	$13.75
Value at end of period	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	70,111	27	27

CFI 8

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.77	$8.17	$13.57	$13.61
Value at end of period	$12.22	$10.77	$8.17	$13.57
Number of accumulation units outstanding at end of period	96	7,559	7,482	5
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.13	$9.44	$13.91
Value at end of period	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	244	7,922	6,993
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.85	$9.66	$12.03
Value at end of period	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	79,129	29,674	26,806
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.13	$8.98	$13.25	$13.66
Value at end of period	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	82,146	6,875	3,216	153
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.97	$9.97	$13.97	$12.87	$12.12
Value at end of period	$12.80	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	908	1,862	1,468	42	7
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.36	$11.04
Value at end of period	$13.91	$12.36
Number of accumulation units outstanding at end of period	45,029	92
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.94	$7.38	$10.98
Value at end of period	$10.32	$8.94	$7.38
Number of accumulation units outstanding at end of period	0	1,017	746
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.62	$8.28	$11.07
Value at end of period	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	593	386
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.49	$5.42	$8.81	$9.76
Value at end of period	$9.22	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	467	312	127	27
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.30	$9.72	$14.68
Value at end of period	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	9,018	6,444

CFI 9

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.22	$7.07	$10.78
Value at end of period	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	125	220
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.07	$10.97	$17.64	$15.53
Value at end of period	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	51,754	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$67.99	$37.41	$71.98	$54.52
Value at end of period	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.46	$8.35	$12.24
Value at end of period	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	176	519
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.98	$9.87	$14.25	$14.30
Value at end of period	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	597	2,130	1,771	0
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.61	$11.50	$12.37	$11.19	$11.36
Value at end of period	$14.71	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	32,929	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.37	$5.36	$12.84	$12.93
Value at end of period	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.03	$8.12	$10.66
Value at end of period	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	178	151
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.44	$7.34
Value at end of period	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$27.54	$23.17	$21.80	$19.67	$18.74
Value at end of period	$31.04	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	7,008	5,067	3,054	240	5

CFI 10

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.56	$9.34	$15.32	$13.79
Value at end of period	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	195,015	27,350	18,493	1,593
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.61	$5.75	$10.57	$11.18
Value at end of period	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	141	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.09	$8.48	$16.64	$18.02
Value at end of period	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.75
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.00	$9.25	$12.72
Value at end of period	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	1,623	1,206

TABLE 2
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.06	$11.47
Value at end of period	$14.31	$13.06
Number of accumulation units outstanding at end of period	1,724	1,647
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.74	$8.05
Value at end of period	$11.30	$9.74
Number of accumulation units outstanding at end of period	6,036	3,043
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.04	$9.51
Value at end of period	$11.26	$10.04
Number of accumulation units outstanding at end of period	16,394	8,559

CFI 11

	Condensed Financial Information (continued)

	2010	2009	2008

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.78	$10.50
Value at end of period	$11.37	$10.78
Number of accumulation units outstanding at end of period	1,164	8,924
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.24
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	521
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.84	$5.61	$5.61
Value at end of period	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	140	91	48
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.36
Value at end of period	$15.96
Number of accumulation units outstanding at end of period	1,187
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52	$6.80	$9.15
Value at end of period	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	56,142	55,182	57,872
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.92	$7.27
Value at end of period	$9.21	$7.92
Number of accumulation units outstanding at end of period	2,793	2,644
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.20	$5.89	$8.65
Value at end of period	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	88,902	69,774	72,953
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.67	$5.65	$8.35
Value at end of period	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.13	$5.48	$8.01
Value at end of period	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.62	$5.16	$8.37
Value at end of period	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	135,781	145,772	159,855

CFI 12

	Condensed Financial Information (continued)

	2010	2009	2008

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.97	$5.51	$8.45
Value at end of period	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	17,807	17,684	20,252
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.21	$6.35	$8.99
Value at end of period	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.20	$6.15	$9.14
Value at end of period	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	5,265	4,246	1,185
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.52	$7.02	$8.80
Value at end of period	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	5,600	3,911	11,028
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.73	$5.60	$8.52
Value at end of period	$7.19	$6.73	$5.60
Number of accumulation units outstanding at end of period	1,699	1,390	5,579
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.53	$7.16	$8.99
Value at end of period	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	121,867	149,676	207,841
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.68	$5.68	$8.16
Value at end of period	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	4,609	4,529	6,052
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.75	$5.93	$8.31
Value at end of period	$8.80	$7.75	$5.93
Number of accumulation units outstanding at end of period	33,663	30,788	33,919
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.96	$5.87	$8.53
Value at end of period	$10.63	$8.96	$5.87
Number of accumulation units outstanding at end of period	11,591	14,441	15,736
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.00	$6.73	$9.75
Value at end of period	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	3,368	2,537	2,086

CFI 13

	Condensed Financial Information (continued)

	2010	2009	2008

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.27	$5.35	$8.36
Value at end of period	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	12,919	1,374	12,492
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.92
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	830
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.84	$5.96	$8.50
Value at end of period	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	3,935	3,941	5,436
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.26	$5.94	$8.91
Value at end of period	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	8,190	252	252
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.27	$6.01	$10.11
Value at end of period	$10.06	$8.27	$6.01
Number of accumulation units outstanding at end of period	22,029	27,262	28,762
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.96	$6.12	$8.55
Value at end of period	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	425,772	447,140	479,365
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.63	$6.20	$8.38
Value at end of period	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	156,506	188,882	209,655
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.96	$6.04	$8.88
Value at end of period	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	108,330	120,490	120,898
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.75	$6.21	$8.43
Value at end of period	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	65,493	73,885	84,620
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.32	$9.25	$9.83
Value at end of period	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	109,267	123,769	143,974

CFI 14

	Condensed Financial Information (continued)

	2010	2009	2008

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.63	$6.99
Value at end of period	$8.23	$7.63
Number of accumulation units outstanding at end of period	2,761	2,015
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.23	$5.69	$8.48
Value at end of period	$7.41	$7.23	$5.69
Number of accumulation units outstanding at end of period	14,469	14,326	16,933
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$6.89
Value at end of period	$7.98
Number of accumulation units outstanding at end of period	1,202
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.42	$4.91	$8.36
Value at end of period	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	3,561	14,026	13,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.21	$6.53	$8.72
Value at end of period	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	2,223	4,474	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37	$6.57	$8.83
Value at end of period	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,663	1,669	1,175
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.76	$5.87	$8.69
Value at end of period	$9.66	$7.76	$5.87
Number of accumulation units outstanding at end of period	84,183	84,881	89,897
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.37	$6.19	$8.14
Value at end of period	$8.66	$7.37	$6.19
Number of accumulation units outstanding at end of period	15,474	19,922	20,417
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.57	$6.62	$9.33
Value at end of period	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	3,501	3,407	1,451
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.81	$4.95	$8.25
Value at end of period	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	475	545	5,294

CFI 15

	Condensed Financial Information (continued)

	2010	2009	2008

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.99	$7.63	$9.02
Value at end of period	$9.88	$8.99	$7.63
Number of accumulation units outstanding at end of period	7,848	7,561	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.38	$6.31	$9.35
Value at end of period	$9.53	$8.38	$6.31
Number of accumulation units outstanding at end of period	6,885	6,053	8,933
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02	$6.37	$9.34
Value at end of period	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	26,750	12,540	13,942
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.39	$10.36	$10.27
Value at end of period	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	74,008	75,330	97,099
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.04	$5.76	$8.26
Value at end of period	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	297,679	328,746	358,220
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$8.53	$10.20
Value at end of period	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	48,040	46,923	40,880
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.49	$7.69	$9.51
Value at end of period	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	3,888	3,694	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.48	$10.20	$10.03
Value at end of period	$12.35	$11.48	$10.20
Number of accumulation units outstanding at end of period	80,560	61,745	27,751
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.59	$6.74	$8.79
Value at end of period	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	11,929	9,581	12,213
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.95	$6.39	$8.71
Value at end of period	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	4,408	4,361	4,181

CFI 16

	Condensed Financial Information (continued)

	2010	2009	2008

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.62	$6.96	$9.54
Value at end of period	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	8,249	6,907	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.01	$6.39	$8.64
Value at end of period	$9.47	$8.01	$6.39
Number of accumulation units outstanding at end of period	7,294	11,081	11,006
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.64	$10.72
Value at end of period	$14.26	$12.64
Number of accumulation units outstanding at end of period	6,343	1,648
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.26	$6.68	$8.42
Value at end of period	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	5,311	3,960	3,911
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.92	$10.08
Value at end of period	$13.25	$11.92
Number of accumulation units outstanding at end of period	751	490
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.92	$11.44
Value at end of period	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,815	1,989
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.08
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	838
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31	$6.34	$9.09
Value at end of period	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	11,109	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43	$6.61	$9.02
Value at end of period	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	46,093	49,521	45,373
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80	$7.19	$9.08
Value at end of period	$9.79	$8.80	$7.19
Number of accumulation units outstanding at end of period	2,014	1,633	3,865

CFI 17

	Condensed Financial Information (continued)

	2010	2009	2008

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.12	$6.45	$8.71
Value at end of period	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	36,058	35,287	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.87	$6.13	$8.53
Value at end of period	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	26,581	23,235	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.58	$5.84	$8.43
Value at end of period	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	6,491	4,877	5,051
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.01	$7.64	$9.22
Value at end of period	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,189	2,025	2,700
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.91	$6.32	$8.63
Value at end of period	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	18,817	21,181	25,964
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.41	$6.91	$8.87
Value at end of period	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	13,919	13,436	26,032
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.52	$7.14	$9.41
Value at end of period	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	65,198	37,188	17,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.13	$5.55	$8.93
Value at end of period	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	164,714	185,936	192,210
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.81	$6.25	$8.33
Value at end of period	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	17,804	25,413	16,189
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.08	$5.65	$8.52
Value at end of period	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	76,054	78,945	75,353

CFI 18

	Condensed Financial Information (continued)

	2010	2009	2008

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.38	$6.34	$9.17
Value at end of period	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	67,137	74,448	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.83	$5.92	$8.41
Value at end of period	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	1,700	1,674	828
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31	$5.74	$7.92
Value at end of period	$9.25	$8.31	$5.74
Number of accumulation units outstanding at end of period	34,690	39,264	45,983
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.87	$10.27	$9.86
Value at end of period	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	539	168	168
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.58	$5.75	$8.40
Value at end of period	$8.60	$7.58	$5.75
Number of accumulation units outstanding at end of period	54,881	60,956	57,509
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.78	$6.05	$8.12
Value at end of period	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	45,383	50,780	62,696
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21	$7.51	$8.95
Value at end of period	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	90,750	97,347	105,356
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.17	$6.59	$8.50
Value at end of period	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	8,554	8,058	6,919
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52	$7.09	$9.15
Value at end of period	$9.11	$8.52	$7.09
Number of accumulation units outstanding at end of period	2,403	2,367	12,460
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.78	$5.60	$8.25
Value at end of period	$7.83	$6.78	$5.60
Number of accumulation units outstanding at end of period	7,246	8,525	10,105

CFI 19

	Condensed Financial Information (continued)

	2010	2009	2008

INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.82	$6.87	$9.14
Value at end of period	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	26,419	27,508	25,941
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$8.54
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	137
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.27	$5.88
Value at end of period	$11.56	$9.27
Number of accumulation units outstanding at end of period	223	147
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.25	$5.73	$7.94
Value at end of period	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	12,026	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.97	$6.12	$9.02
Value at end of period	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	1,386	0	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43	$6.13	$8.79
Value at end of period	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	8,670	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31	$5.12	$8.50
Value at end of period	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.06	$5.87	$8.51
Value at end of period	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	6,402	6,145	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.39	$6.91	$9.08
Value at end of period	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	6,064	5,167	4,333
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.32	$9.56	$10.66
Value at end of period	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	18,202	18,459	12,630

CFI 20

	Condensed Financial Information (continued)

	2010	2009	2008

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.21	$4.13	$8.22
Value at end of period	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.19	$6.35	$9.43
Value at end of period	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,589	14,622	6,072
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.44	$7.34
Value at end of period	$10.54	$8.44
Number of accumulation units outstanding at end of period	76	85
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.62	$10.62	$10.24
Value at end of period	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	31,462	24,558	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.07	$8.77	$8.70
Value at end of period	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	917	4,467	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.97	$5.92	$8.73
Value at end of period	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	60,605	60,196	48,285
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.67	$5.12	$8.01
Value at end of period	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.01	$4.82	$8.37
Value at end of period	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	9,156	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31	$5.84	$8.69
Value at end of period	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	8,731	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.67	$6.45	$8.42
Value at end of period	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	22,812	23,763	22,900

CFI 21

	Condensed Financial Information (continued)

	2010	2009	2008

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.34	$6.42	$8.62
Value at end of period	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	363	1,708	1,509

TABLE 3
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.65	$11.98	$17.83
Value at end of period	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	79	73	66
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.66	$13.77	$21.28
Value at end of period	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.61	$9.69	$15.42
Value at end of period	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	248	234	322
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.35	$8.86	$14.72
Value at end of period	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	91	90	194
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.36	$12.68	$17.39
Value at end of period	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	222	206	194
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.02	$11.82	$14.85
Value at end of period	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	0	0	16
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.78	$11.47	$17.58
Value at end of period	$14.71	$13.78	$11.47
Number of accumulation units outstanding at end of period	206	181	150

CFI 22

	Condensed Financial Information (continued)

	2010	2009	2008

ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.85	$11.63	$15.38
Value at end of period	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	66	66	66
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.48	$11.46	$17.51
Value at end of period	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	203	194	199
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.37	$6.42	$9.23
Value at end of period	$9.50	$8.37	$6.42
Number of accumulation units outstanding at end of period	0	0	83
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$4.96	$3.25	$4.69
Value at end of period	$5.88	$4.96	$3.25
Number of accumulation units outstanding at end of period	0	0	10
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.99	$6.73	$9.75
Value at end of period	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	70	49	21
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.88	$9.26	$13.61
Value at end of period	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	32	32	26
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.04	$8.04	$11.83
Value at end of period	$13.42	$11.04	$8.04
Number of accumulation units outstanding at end of period	80	62	41
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.48	$7.29	$10.44
Value at end of period	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	187	186	303
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.71	$9.51	$13.57
Value at end of period	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	294	294	275
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.80	$16.57	$23.89
Value at end of period	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	35	35	24

CFI 23

	Condensed Financial Information (continued)

	2010	2009	2008

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.64	$12.54	$17.18
Value at end of period	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	91	80	64
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.32	$15.54	$17.52
Value at end of period	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	10	8	6
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.62	$6.98
Value at end of period	$8.20	$7.62
Number of accumulation units outstanding at end of period	38	25
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.37	$11.31	$17.46
Value at end of period	$14.71	$14.37	$11.31
Number of accumulation units outstanding at end of period	45	30	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.15	$12.34	$21.90
Value at end of period	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	56	42	24
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.66	$12.48	$17.26
Value at end of period	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	150	141	130
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.36	$6.33	$9.53
Value at end of period	$10.40	$8.36	$6.33
Number of accumulation units outstanding at end of period	51	50	132
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.96	$9.43	$16.06
Value at end of period	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	22	14	6
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.78	$11.90	$17.15
Value at end of period	$17.93	$15.78	$11.90
Number of accumulation units outstanding at end of period	24	18	11
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.28	$8.81	$13.03
Value at end of period	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	421	419	503

CFI 24

	Condensed Financial Information (continued)

	2010	2009	2008

ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.30	$6.49	$8.57
Value at end of period	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	155	148	141
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.47	$7.56	$10.42
Value at end of period	$11.19	$9.47	$7.56
Number of accumulation units outstanding at end of period	113	107	102
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.13	$15.01	$19.99
Value at end of period	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	0	0	7
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.77	$11.70	$14.97
Value at end of period	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	9	9	9
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.69	$9.53	$12.61
Value at end of period	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	83	83	83
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.50	$7.86	$12.33
Value at end of period	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	419	392	580
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.52	$10.17	$15.50
Value at end of period	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	165	162	205
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.37	$6.34	$10.21
Value at end of period	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	259	228	482
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.51	$8.65	$12.84
Value at end of period	$13.92	$12.51	$8.65
Number of accumulation units outstanding at end of period	2	2	74
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.65	$8.09	$12.44
Value at end of period	$12.07	$10.65	$8.09
Number of accumulation units outstanding at end of period	106	106	106

CFI 25

	Condensed Financial Information (continued)

	2010	2009	2008

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.04	$9.38	$13.85
Value at end of period	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	132	114	104
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.80	$9.62	$12.03
Value at end of period	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	607	607	607
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.51	$8.20	$10.84
Value at end of period	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	0	0	9
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.20	$9.64	$14.38
Value at end of period	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	70	57	67
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$67.35	$37.10	$62.28
Value at end of period	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	18	14	8
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$27.31	$23.00	$22.11
Value at end of period	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	6	5	4
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.49	$9.29	$13.92
Value at end of period	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	464	421	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.59	$5.74	$9.68
Value at end of period	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.01	$8.44	$14.64
Value at end of period	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	20	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.59	$8.86	$13.14
Value at end of period	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	41	37	24

CFI 26

	Condensed Financial Information (continued)

	2010	2009	2008

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.94	$6.45	$8.42
Value at end of period	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	0	0	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.79	$16.03	$21.81
Value at end of period	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	24	19	14

TABLE 4
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.20%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.25	$9.79	$14.29	$14.49
Value at end of period	$13.70	$12.25	$9.79	$14.29
Number of accumulation units outstanding at end of period	3,282	3,281	3,290	3,366
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.45	$13.62	$23.74	$22.46
Value at end of period	$21.58	$18.45	$13.62	$23.74
Number of accumulation units outstanding at end of period	279,861	256,899	211,179	174,740
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.46	$9.59	$16.76	$18.20
Value at end of period	$14.32	$12.46	$9.59	$16.76
Number of accumulation units outstanding at end of period	62,511	65,342	60,756	66,138
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.22	$8.76	$16.62	$15.08
Value at end of period	$13.90	$11.22	$8.76	$16.62
Number of accumulation units outstanding at end of period	76,607	72,136	73,657	72,699
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.82	$10.15	$18.10	$17.77
Value at end of period	$14.47	$12.82	$10.15	$18.10
Number of accumulation units outstanding at end of period	48,351	40,973	39,506	28,482
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.23	$12.59	$18.83	$21.75
Value at end of period	$20.76	$16.23	$12.59	$18.83
Number of accumulation units outstanding at end of period	0	37	37	37

CFI 27

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.69	$11.51	$16.03	$16.05
Value at end of period	$15.59	$13.69	$11.51	$16.03
Number of accumulation units outstanding at end of period	27,488	35,461	36,613	47,473
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$4.91	$3.22	$5.37	$5.13
Value at end of period	$5.81	$4.91	$3.22	$5.37
Number of accumulation units outstanding at end of period	3,238	3,475	3,476	3,471
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.37	$7.21	$11.58	$11.81
Value at end of period	$10.67	$9.37	$7.21	$11.58
Number of accumulation units outstanding at end of period	130,631	121,490	116,405	123,558
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.57	$9.41	$15.02	$15.44
Value at end of period	$13.16	$11.57	$9.41	$15.02
Number of accumulation units outstanding at end of period	71,810	69,245	70,528	72,523
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.55	$16.39	$26.30	$28.46
Value at end of period	$26.22	$21.55	$16.39	$26.30
Number of accumulation units outstanding at end of period	32,932	31,016	24,795	26,887
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.46	$12.41	$18.72	$21.65
Value at end of period	$18.96	$15.46	$12.41	$18.72
Number of accumulation units outstanding at end of period	32,554	28,645	21,589	20,872
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.12	$15.38	$16.83	$16.02
Value at end of period	$18.77	$17.12	$15.38	$16.83
Number of accumulation units outstanding at end of period	44,019	44,137	38,193	34,483
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.60	$6.97
Value at end of period	$8.18	$7.60
Number of accumulation units outstanding at end of period	930	930
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.25	$11.23	$19.65	$19.43
Value at end of period	$14.58	$14.25	$11.23	$19.65
Number of accumulation units outstanding at end of period	156,340	136,230	101,460	81,788
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.27	$6.26	$10.32	$11.06
Value at end of period	$10.27	$8.27	$6.26	$10.32
Number of accumulation units outstanding at end of period	16,867	21,865	24,484	30,071

CFI 28

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.54	$7.19	$11.32	$11.11
Value at end of period	$10.01	$8.54	$7.19	$11.32
Number of accumulation units outstanding at end of period	0	55	55	55
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.93	$9.87	$15.85	$14.83
Value at end of period	$18.12	$13.93	$9.87	$15.85
Number of accumulation units outstanding at end of period	0	0	0	165
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.68	$8.77	$14.73	$15.87
Value at end of period	$14.68	$12.68	$8.77	$14.73
Number of accumulation units outstanding at end of period	115,621	110,410	104,815	98,894
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.14	$10.00	$11.86	$11.48
Value at end of period	$14.20	$12.14	$10.00	$11.86
Number of accumulation units outstanding at end of period	38,334	26,667	26,195	20,516
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.27	$6.47	$9.28	$9.47
Value at end of period	$8.66	$7.27	$6.47	$9.28
Number of accumulation units outstanding at end of period	454	522	522	522
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.28	$7.47	$11.43	$11.32
Value at end of period	$10.75	$9.28	$7.47	$11.43
Number of accumulation units outstanding at end of period	1,236	2,193	2,260	2,964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.44	$7.54	$11.26	$11.50
Value at end of period	$11.13	$9.44	$7.54	$11.26
Number of accumulation units outstanding at end of period	44	254	254	254
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.84	$6.76	$10.34	$10.75
Value at end of period	$11.68	$8.84	$6.76	$10.34
Number of accumulation units outstanding at end of period	56	75	75	75
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$18.91	$14.85	$21.58	$22.93
Value at end of period	$23.47	$18.91	$14.85	$21.58
Number of accumulation units outstanding at end of period	19,003	14,741	12,630	13,555

CFI 29

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.62	$11.57	$15.17	$14.94
Value at end of period	$15.09	$13.62	$11.57	$15.17
Number of accumulation units outstanding at end of period	0	32	32	32
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.38	$9.11	$14.27	$14.65
Value at end of period	$12.84	$11.38	$9.11	$14.27
Number of accumulation units outstanding at end of period	372	372	371	499
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.24	$10.07	$14.51	$14.65
Value at end of period	$13.69	$12.24	$10.07	$14.51
Number of accumulation units outstanding at end of period	155	155	162	187
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.44	$7.83	$14.18	$14.23
Value at end of period	$15.08	$11.44	$7.83	$14.18
Number of accumulation units outstanding at end of period	116,394	114,829	109,614	100,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.35	$10.06	$17.44	$17.52
Value at end of period	$16.74	$14.35	$10.06	$17.44
Number of accumulation units outstanding at end of period	84,378	84,895	79,027	76,726
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.35	$6.33	$10.21
Value at end of period	$9.08	$8.35	$6.33
Number of accumulation units outstanding at end of period	47,029	39,236	35,677
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.37	$8.56	$14.24	$14.95
Value at end of period	$13.75	$12.37	$8.56	$14.24
Number of accumulation units outstanding at end of period	37,654	32,735	23,159	18,710
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.52	$8.00	$13.31	$14.29
Value at end of period	$11.91	$10.52	$8.00	$13.31
Number of accumulation units outstanding at end of period	37,524	38,712	22,964	26,919
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.74	$9.89	$12.54	$13.37
Value at end of period	$13.58	$11.74	$9.89	$12.54
Number of accumulation units outstanding at end of period	229,146	191,941	146,261	142,051
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.75	$7.24	$12.62	$12.59
Value at end of period	$10.08	$8.75	$7.24	$12.62
Number of accumulation units outstanding at end of period	2,005	2,004	2,277	2,427

CFI 30

	Condensed Financial Information (continued)

	2010	2009	2008	2007

INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.40	$8.12	$11.65	$11.87
Value at end of period	$11.37	$10.40	$8.12	$11.65
Number of accumulation units outstanding at end of period	4,671	5,022	5,627	6,242
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.10	$9.57	$15.82	$17.76
Value at end of period	$15.14	$12.10	$9.57	$15.82
Number of accumulation units outstanding at end of period	73	107	107	107

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ALGER GREEN FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.42
Value at end of period	$14.25
Number of accumulation units outstanding at end of period	6
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.92
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	1,690
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.13	$5.64
Value at end of period	$8.58	$8.13
Number of accumulation units outstanding at end of period	1,949	145
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44	$10.88
Value at end of period	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44
Number of accumulation units outstanding at end of period	3,078	42	100	95	7,566	43,891	99,892	76,500	79,897
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$7.22
Value at end of period	$9.15
Number of accumulation units outstanding at end of period	47,730
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.51	$11.89	$20.06	$18.20
Value at end of period	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	202,204	453	259	73,974

CFI 31

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50	$11.43
Value at end of period	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50
Number of accumulation units outstanding at end of period	458,761	18,750	20,555	106,326	434,646	361,094	756,701	519,029	428,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99	$10.75
Value at end of period	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99
Number of accumulation units outstanding at end of period	132,701	11,560	11,805	12,643	268,626	202,845	553,784	392,216	287,141
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50	$12.18
Value at end of period	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50
Number of accumulation units outstanding at end of period	161,664	7,718	8,552	8,303	482,225	189,018	658,027	629,167	554,574
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79	$8.33
Value at end of period	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79
Number of accumulation units outstanding at end of period	8,381	1,554	3,419	3,637	17,126	41,669	109,081	68,751	48,819
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.16	$12.54	$18.77	$19.75
Value at end of period	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$7.52
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	26,633
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.84	$11.70	$15.97	$17.44
Value at end of period	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	2,924	685	815	635
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.66	$11.39	$20.26	$20.18
Value at end of period	$14.56	$13.66	$11.39	$20.26
Number of accumulation units outstanding at end of period	2,304	53	30	12
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26	$11.46
Value at end of period	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26
Number of accumulation units outstanding at end of period	129,977	39,380	43,294	48,556	46,964	572,911	1,049,384	919,699	886,008
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.30	$11.35	$19.36	$20.28
Value at end of period	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	28,664	1,926	1,616	2,113

CFI 32

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.33	$6.40	$10.51	$10.70
Value at end of period	$9.44	$8.33	$6.40	$10.51
Number of accumulation units outstanding at end of period	22,579	6,596	6,086	6,449
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64	$4.68
Value at end of period	$5.78	$4.89	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64
Number of accumulation units outstanding at end of period	28,158	3,215	3,070	2,941	0	77,394	287,994	265,668	102,888
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.97	$6.72	$9.75
Value at end of period	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	84,966	388	356
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.45	$6.23	$10.16	$12.16
Value at end of period	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	71	309	309	297
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.51	$6.84	$10.41	$11.12
Value at end of period	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	287
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.78	$13.54	$22.34	$23.12
Value at end of period	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	5,907	767	602	261
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.79	$9.21	$15.18	$15.91
Value at end of period	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	14,269	152	91	41
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.99	$8.01	$13.61	$9.70
Value at end of period	$13.34	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	76,102	11,222	8,798	12,208
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.53
Value at end of period	$15.66
Number of accumulation units outstanding at end of period	301
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44	$8.64
Value at end of period	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44
Number of accumulation units outstanding at end of period	310,416	125,289	138,850	159,937	75,268	2,061,293	3,746,930	3,821,284	3,983,568

CFI 33

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55	$10.93
Value at end of period	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55
Number of accumulation units outstanding at end of period	46,527	16,104	16,232	16,811	246,214	328,361	714,616	606,047	426,905
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38	$15.22
Value at end of period	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38
Number of accumulation units outstanding at end of period	149,806	4,981	5,005	26,753	179,477	139,928	315,406	146,203	89,769
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88	$11.32
Value at end of period	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88
Number of accumulation units outstanding at end of period	93,201	3,055	2,428	12,579	116,439	98,580	195,698	86,955	45,072
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37	$12.52
Value at end of period	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37
Number of accumulation units outstanding at end of period	139,371	13,448	31,797	62,115	179,852	166,953	351,224	382,555	368,326
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.60	$6.96
Value at end of period	$8.17	$7.60
Number of accumulation units outstanding at end of period	9,245	2,282
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.19	$11.18	$19.59	$19.92
Value at end of period	$14.51	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	31,783	1,600	1,601	1,600
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.01	$12.28	$25.25	$24.31
Value at end of period	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	163	163	75	630
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.48	$12.35	$18.50	$19.42
Value at end of period	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	5,736	1,870	2,484	2,532
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.22	$6.23	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67	$8.66
Value at end of period	$10.20	$8.22	$6.23	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67
Number of accumulation units outstanding at end of period	25,683	7,180	8,467	8,741	5,016	174,131	532,752	563,411	501,188
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.52	$7.18	$11.31	$11.90
Value at end of period	$9.99	$8.52	$7.18	$11.31
Number of accumulation units outstanding at end of period	321,591	11,004	10,697	12,189

CFI 34

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.47	$12.30	$15.88	$16.27
Value at end of period	$15.85	$14.47	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,303	8,301	8,303	8,303
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.67	$11.83	$19.04	$18.42
Value at end of period	$17.77	$15.67	$11.83	$19.04
Number of accumulation units outstanding at end of period	6,811	1,201	979	701
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.72
Value at end of period	$18.04
Number of accumulation units outstanding at end of period	14,880
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06	$11.91
Value at end of period	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06
Number of accumulation units outstanding at end of period	96,671	1,351	5,139	4,291	1,706	140,435	405,783	390,338	475,250
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.66	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	211,304	18,565	22,623	68,286	445,063	8,334
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.11	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	80,815	4,910	4,260	3,783	124,184	77,967
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.55	$9.09	$11.77	$11.80
Value at end of period	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.03	$13.38	$13.44	$12.92
Value at end of period	$16.12	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	190,884	2,583	2,219	1,254
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.26	$6.46	$9.27	$9.98
Value at end of period	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	364,387	5,911	6,475	6,663
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.26	$7.46	$11.42	$11.36
Value at end of period	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	3,534	422	359	16,135

CFI 35

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.23	$7.94	$11.27	$11.40
Value at end of period	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	965	788	268	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.42	$7.53	$11.25	$11.52
Value at end of period	$11.11	$9.42	$7.53	$11.25
Number of accumulation units outstanding at end of period	63,001	1,300	1,475	21,496
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.40
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	3,486
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.23	$6.97
Value at end of period	$9.21	$8.23
Number of accumulation units outstanding at end of period	3,413	796
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.80	$6.74	$10.31	$10.84
Value at end of period	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	35,169	584	611	582
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14	$12.93
Value at end of period	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14
Number of accumulation units outstanding at end of period	88,279	3,545	4,167	4,638	35,528	50,681	118,229	109,169	78,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.04	$9.05	$12.40	$12.13
Value at end of period	$12.25	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	57,860	5	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.65	$8.49	$12.87	$12.59
Value at end of period	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	138,473	4,187	3,925	253,906
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.72	$8.37	$13.32	$12.96
Value at end of period	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	153,460	1,379	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.68	$8.25	$13.75	$13.31
Value at end of period	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	207,136	0	0	83,862

CFI 36

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.75
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	2,762
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.33	$9.69	$11.66	$11.37
Value at end of period	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	88,986	0	0	35,163
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47	$11.04
Value at end of period	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47
Number of accumulation units outstanding at end of period	2,171	524	1,190	1,174	104	12,094	35,604	29,898	26,979
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18	$9.51
Value at end of period	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18
Number of accumulation units outstanding at end of period	3,363	1,364	1,423	1,618	1,440	66,389	164,165	150,985	139,477
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05	$10.06
Value at end of period	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05
Number of accumulation units outstanding at end of period	11,931	6,623	6,618	6,623	748	39,577	93,533	89,555	79,829
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.60	$9.48	$13.11	$13.44
Value at end of period	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	211,022	8,508	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.74	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	84,000	26,332	28,558	28,848	221,863	4,982
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.12	$12.13	$18.91	$18.96
Value at end of period	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	23,085	47	1	46,886
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23	$11.96
Value at end of period	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23
Number of accumulation units outstanding at end of period	203,597	2,350	3,113	3,794	2,492	156,687	355,183	317,265	267,784
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.35	$6.33	$10.21
Value at end of period	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	12,754	5,403	6,036

CFI 37

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80	$10.93
Value at end of period	$13.66	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80
Number of accumulation units outstanding at end of period	21,584	373	1,182	1,389	1,317	33,111	118,634	118,849	105,534
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38	$9.71
Value at end of period	$11.84	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38
Number of accumulation units outstanding at end of period	26,292	15,594	16,485	15,618	5,133	166,813	316,548	317,180	295,121
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.00	$8.74	$13.93	$13.79
Value at end of period	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	58,802
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.90	$9.28	$14.65	$15.83
Value at end of period	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	5,182	0	0	279
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.09	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	159,124	13,635	12,532	14,448	773,134	1,465
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.00	$8.90	$13.16	$13.80
Value at end of period	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	3,262	350	321	199
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.83	$9.87	$13.88	$13.75
Value at end of period	$12.62	$11.83	$9.87	$13.88
Number of accumulation units outstanding at end of period	7,119	61	3,896	205
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.70	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11	$9.408
Value at end of period	$10.02	$8.70	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11
Number of accumulation units outstanding at end of period	9,173	241	241	241	0	3,341	31,700	27,214	21,530
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52	$7.718
Value at end of period	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52
Number of accumulation units outstanding at end of period	8,437	60	60	60	77,519	23,726	67,574	66,733	55,615
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$7.22
Value at end of period	$9.13
Number of accumulation units outstanding at end of period	1,147

CFI 38

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.04	$9.54	$15.77	$15.71	$14.56
Value at end of period	$15.07	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	120,327	16	55	55	93,847
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.86	$10.84	$17.48	$17.71
Value at end of period	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$66.41	$36.63	$70.67	$69.81
Value at end of period	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	34,387	923	642	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.32	$8.27	$13.34	$12.89
Value at end of period	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	2,689	610	289	25
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.89
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	9,263
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.42	$11.37	$12.26	$11.45
Value at end of period	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.31	$5.34	$12.81	$12.55
Value at end of period	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	40,120	18,362	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.84	$8.02	$12.45	$12.60
Value at end of period	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	45,663	1,811	718	641
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.40	$5.48	$7.98
Value at end of period	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	6,334	162	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.97	$22.75	$21.46	$21.22
Value at end of period	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	28,543	3,225	2,584	1,475

CFI 39

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.55
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	2,489
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.38	$9.23	$15.18	$15.79
Value at end of period	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	218,149	470	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.55	$5.72	$10.55	$10.94
Value at end of period	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	6,894	474	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.89	$8.38	$16.49	$16.44
Value at end of period	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.48	$8.80	$14.63	$14.64
Value at end of period	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.85	$9.14	$13.71	$14.65
Value at end of period	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	120,051	226	184	117
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.11
Value at end of period	$25.07
Number of accumulation units outstanding at end of period	45,589

		TABLE 6
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.46
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	19

CFI 40

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.70	$7.90
Value at end of period	$11.22	$9.70
Number of accumulation units outstanding at end of period	19,116	9,708
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.00	$8.19
Value at end of period	$11.18	$10.00
Number of accumulation units outstanding at end of period	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.76	$10.20
Value at end of period	$11.32	$10.76
Number of accumulation units outstanding at end of period	4,053	4,657
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.11	$5.82	$8.64
Value at end of period	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	1,233	7,775	7,259
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.63
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	4,984
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.39
Value at end of period	$15.88
Number of accumulation units outstanding at end of period	4,253
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.10	$9.69	$14.15	$14.57
Value at end of period	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	6,428	8,552	7,776	3,060
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.88	$6.21	$8.64
Value at end of period	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$6.12	$9.06
Value at end of period	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	1,470	1,131	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.46	$11.86	$20.02	$16.89	$14.06
Value at end of period	$17.95	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	47,859	214,093	197,719	126,355	68

CFI 41

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	308,801	737,447	694,989	351,410	225	302,958	202,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.32	$9.49	$16.60	$18.11
Value at end of period	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.09	$8.67	$16.46	$17.01
Value at end of period	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	243,469	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.67	$10.04	$17.92	$18.40
Value at end of period	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.09	$12.49	$18.71	$20.51
Value at end of period	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.16	$6.14	$8.98
Value at end of period	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	3,061	15,264	549
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.78	$11.66	$15.93	$17.52
Value at end of period	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	8,897	11,808	10,525	2,846
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.62	$11.36	$20.22	$17.42	$13.52	$12.81
Value at end of period	$14.51	$13.62	$11.36	$20.22	$17.42	$13.52
Number of accumulation units outstanding at end of period	6,628	9,700	8,137	606	69	16
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.53	$11.38	$15.88	$16.18
Value at end of period	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	109,951	206,017	217,775	142,186
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	16,501	42,073	42,300	26,297	91	56,407	16,321

CFI 42

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.32	$6.39	$10.50	$11.11
Value at end of period	$9.43	$8.32	$6.39	$10.50
Number of accumulation units outstanding at end of period	45,487	57,151	56,575	16,961
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$4.87	$3.20	$5.33	$5.11
Value at end of period	$5.75	$4.87	$3.20	$5.33
Number of accumulation units outstanding at end of period	106,181	112,090	83,166	14,962
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.96	$6.72	$9.75
Value at end of period	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	3,908	80,001	76,690
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.43	$6.22	$11.37
Value at end of period	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	16,748	9,684	8,764
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.50	$6.84	$10.13
Value at end of period	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	1,511	190	153
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.71	$13.49	$22.27	$23.55
Value at end of period	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	7,636	7,515	6,384	1,101
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.76	$9.20	$15.16	$16.02
Value at end of period	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	11,751	16,015	7,926	5,092
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.97	$8.00	$13.61	$9.70
Value at end of period	$13.31	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	56,434	90,162	81,647	25,508
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.26	$7.13	$11.47	$11.94
Value at end of period	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	570,427	579,334	589,751	262,708
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.44	$9.31	$14.87	$15.59
Value at end of period	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	136,641	178,682	188,676	46,123

CFI 43

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.30	$16.22	$26.05	$27.78
Value at end of period	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	120,366	254,397	247,422	127,979
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	48,159	138,722	145,901	120,154	104	85,055	76,284
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	87,057	193,048	189,956	118,510	133	216,170	201,254
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.59	$5.95	$8.89
Value at end of period	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	44,026	41,437	779
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	97,634	125,108	108,669	34,521	7	35,283	10,662
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.93	$4.85
Value at end of period	$9.01	$7.93
Number of accumulation units outstanding at end of period	5,039	405
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.96	$12.25	$25.22	$21.68
Value at end of period	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	7,788	8,089	5,401	6
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.42	$12.31	$18.44	$19.42
Value at end of period	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	5,423	10,554	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.49	$9.05	$12.63
Value at end of period	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	1,042	818	1,075
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.17	$6.19	$10.22	$10.99
Value at end of period	$10.14	$8.17	$6.19	$10.22
Number of accumulation units outstanding at end of period	42,081	63,439	66,597	23,614

CFI 44

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.50	$7.17	$11.30	$12.02
Value at end of period	$9.96	$8.50	$7.17	$11.30
Number of accumulation units outstanding at end of period	324,801	661,333	731,179	360,052
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.52	$6.61	$10.25
Value at end of period	$10.20	$8.52	$6.61
Number of accumulation units outstanding at end of period	6,262	4,525	3,319
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.84	$9.36	$17.81
Value at end of period	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	2,870	2,167	2,967
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.42	$12.27	$15.58
Value at end of period	$15.79	$14.42	$12.27
Number of accumulation units outstanding at end of period	889	5,312	3,661
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.64	$11.81	$19.02	$18.67
Value at end of period	$17.72	$15.64	$11.81	$19.02
Number of accumulation units outstanding at end of period	7,794	13,312	9,758	253
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.81	$9.79	$15.75	$15.90
Value at end of period	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	30,161	46,066	39,349	2,350
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.05	$14.05	$13.73	$13.47
Value at end of period	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	393,924	478,360	582,760	21,423
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.16	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	527,317	748,437	777,795	260,194	18	632
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.08	$9.96	$11.96	$11.77
Value at end of period	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	169,537	245,722	261,593	69,352
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.52	$9.08	$11.75	$11.42
Value at end of period	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	6,049	6,376	3,073	11

CFI 45

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.97	$13.33	$13.40	$12.50
Value at end of period	$16.05	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	35,058	164,363	118,713	59,517
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.25	$6.45	$9.26	$9.95
Value at end of period	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	223,254	582,644	605,802	308,523
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.24	$7.45	$11.41	$12.08
Value at end of period	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	47,153	44,616	39,837	1,540
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.21	$7.93	$11.26	$11.11
Value at end of period	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	6,113	5,093	487	11
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.40	$7.52	$11.24	$12.18
Value at end of period	$11.08	$9.40	$7.52	$11.24
Number of accumulation units outstanding at end of period	77,394	131,370	111,760	55,073
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.61	$10.72
Value at end of period	$14.19	$12.61
Number of accumulation units outstanding at end of period	63	479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.22	$6.96
Value at end of period	$9.20	$8.22
Number of accumulation units outstanding at end of period	4,857	1,174
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.30
Value at end of period	$13.19
Number of accumulation units outstanding at end of period	706
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.90	$11.43
Value at end of period	$16.18	$12.90
Number of accumulation units outstanding at end of period	1,077	929
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.69
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	106

CFI 46

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.00
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	3,166
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.77	$6.71	$10.27	$10.89
Value at end of period	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	326,577	354,565	370,460	2,269
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.69	$14.69	$21.38	$22.91
Value at end of period	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	97,110	169,567	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.01	$9.03	$12.38	$12.72
Value at end of period	$12.21	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	24,314	67,379	55,755	27,937
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.63	$8.48	$12.86	$13.42
Value at end of period	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	103,318	159,045	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.69	$8.36	$13.30	$13.96
Value at end of period	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	86,872	187,609	113,613	27,960
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.66	$8.23	$13.73	$13.66
Value at end of period	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	66,476	188,721	100,304	24,327
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.31	$9.68	$11.64	$11.70
Value at end of period	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	2,977	88,528	91,871	56,354
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.46	$11.45	$15.03	$14.69
Value at end of period	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	32,301	31,603	34,021	7,354
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.25	$9.01	$14.13	$14.64
Value at end of period	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	36,877	39,376	37,172	3,078

CFI 47

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.10	$9.96	$14.38	$14.70
Value at end of period	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	31,739	55,566	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.57	$9.46	$13.09	$12.58	$11.12
Value at end of period	$14.29	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	46,121	217,293	167,505	62,812	108
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.38	$7.80	$13.76	$14.48
Value at end of period	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	114,069	184,692	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.07	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	16,403	32,001	25,956	13,793	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	97,603	276,585	289,013	200,701	71	264,015	113,711
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.34	$6.33	$10.21
Value at end of period	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	59,000	68,724	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.01	$6.83	$10.69
Value at end of period	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	2,321	1,474	398
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.23	$8.47	$14.10	$15.41
Value at end of period	$13.57	$12.23	$8.47	$14.10
Number of accumulation units outstanding at end of period	37,050	63,288	52,012	14,977
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.82	$10.25	$9.82
Value at end of period	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	9,820	7,961	1,543
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.40	$7.92	$13.18	$14.20
Value at end of period	$11.76	$10.40	$7.92	$13.18
Number of accumulation units outstanding at end of period	45,093	56,552	54,022	12,432

CFI 48

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.85	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	17,067	21,203	24,161	4,642	75	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.68	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	842,148	955,201	895,039	177,948	132	21
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.98	$8.88	$12.22
Value at end of period	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	5,079	12,171	8,131
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.80	$9.86	$13.86	$14.05
Value at end of period	$12.59	$11.80	$9.86	$13.86
Number of accumulation units outstanding at end of period	131,655	133,868	116,461	5,337
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.34	$11.82
Value at end of period	$13.84	$12.34
Number of accumulation units outstanding at end of period	666	127
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.66	$7.17	$12.51	$13.13
Value at end of period	$9.97	$8.66	$7.17	$12.51
Number of accumulation units outstanding at end of period	24,438	38,459	33,500	14,269
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.29	$8.04	$11.54	$12.06
Value at end of period	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	38,020	48,596	60,385	6,961
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.31	$11.30	$20.38
Value at end of period	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	318	306
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.43	$5.39	$7.94
Value at end of period	$9.12	$7.43	$5.39
Number of accumulation units outstanding at end of period	0	268	172
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.95
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	157

CFI 49

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	161,207	284,893	295,857	114,200	135	91,601	27,640
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.12	$7.01	$11.32
Value at end of period	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	1,278	1,425	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.82	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	50,962	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$66.10	$36.48	$70.40	$52.76	$39.59
Value at end of period	$83.68	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	7,690	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.30	$8.26	$13.33	$13.53	$11.96
Value at end of period	$13.90	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	3,032	1,911	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.65	$9.63	$13.94	$12.77	$11.52
Value at end of period	$12.99	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	2,302	7,802	9,208	2,128	86
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.38	$11.34	$12.24	$11.58
Value at end of period	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.29	$5.34	$12.81	$13.42
Value at end of period	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	19,487	38,887	28,966	6,877
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.81	$8.00	$12.43	$12.73
Value at end of period	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.40	$5.48	$6.39
Value at end of period	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	7,684	2,107	88

CFI 50

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.86	$22.66	$21.39	$21.26
Value at end of period	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.02	$8.75	$9.68
Value at end of period	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	1,060	2,597	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.35	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	72,540	263,366	250,525	173,779	231	15
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.54	$5.72	$10.55	$11.06
Value at end of period	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.85	$8.36	$16.46	$17.81
Value at end of period	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.45	$8.78	$14.60	$15.64
Value at end of period	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	8,922	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.82	$9.12	$13.68	$13.21	$11.52
Value at end of period	$12.22	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	54,243	163,758	154,599	77,601	85
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.41	$15.76	$23.16	$25.99
Value at end of period	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	7,895	53,015	52,239	41,376

CFI 51

	Condensed Financial Information (continued)

TABLE 7
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.03	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69
Number of accumulation units outstanding at end of period	211	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.41	$11.84	$19.98	$16.87	$14.45
Value at end of period	$17.89	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	1,479	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.13	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	22,201	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.25	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	8,244	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.03	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	17,805	21,537	25,554	38,850	46,498	508,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.60	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	3,307	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.02	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	0	0	1,089	1,372	23,711	4,212
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.72	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	8	8	11	116	2,150	4,873
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.59	$11.34	$20.19	$17.62
Value at end of period	$14.47	$13.59	$11.34	$20.19
Number of accumulation units outstanding at end of period	4	4	53	13

CFI 52

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.45	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	3,958	9,862	12,253	14,281	14,972	55,819
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.19	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	172	550	1,446	4,560	4,663	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.31	$6.39	$10.50	$10.70
Value at end of period	$9.41	$8.31	$6.39	$10.50
Number of accumulation units outstanding at end of period	12,325	12,460	14,705	18,859
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.64	$17.75
Value at end of period	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.73	$9.18	$15.13	$15.46
Value at end of period	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	1,450
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.96	$8.00	$13.60	$9.70
Value at end of period	$13.28	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	1,237	1,236	3,381	4,631
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.21	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	79,285	77,119	89,124	136,998	152,431	202,922
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.37	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	36,464	41,410	25,117	35,735	46,236	295,355
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.17	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	14,634	14,516	2,814	8,033	36,707	191,258
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.20	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	1,491	1,490	1,644	4,818	22,671	114,046

CFI 53

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.82	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	3,612	3,550	5,568	12,107	39,814	158,961
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.58	$6.96
Value at end of period	$8.15	$7.58
Number of accumulation units outstanding at end of period	275	275
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.37	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	1,343	1,232	1,631	3,214	2,132	4,373
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.46	$9.03	$12.94	$13.12
Value at end of period	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	2,561	2,375	2,374	1,981
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.12	$6.16	$10.17	$10.37	$9.44	$9.27
Value at end of period	$10.07	$8.12	$6.16	$10.17	$10.37	$9.44
Number of accumulation units outstanding at end of period	12,943	14,119	19,411	26,543	32,281	32,337
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.97	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	43,752	46,061	88,510	85,032	27,460	15,610
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.13	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	44,228	48,674	57,029	77,524	129,996	483,771
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	2,394	3,457	3,311	11,915	8,168	118,602
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.49	$8.61
Value at end of period	$15.36	$13.49
Number of accumulation units outstanding at end of period	794	1,648
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.91	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	624	1,328	1,576	1,577	1,919	1,911

CFI 54

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.23	$6.44	$9.25	$9.45
Value at end of period	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	1,754	2,375	1,937	11,223
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.18	$11.07
Value at end of period	$15.63	$13.18
Number of accumulation units outstanding at end of period	0	904
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.58	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	2,112	2,158	3,758	8,894	14,864	54,124
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.98	$9.01	$12.36	$11.86	$11.22
Value at end of period	$12.18	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	179,588	177,786	184,289	174,997	159,881
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.60	$8.46	$12.84	$12.31	$11.70
Value at end of period	$12.02	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	220,355	208,947	205,625	186,431	182,204
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.67	$8.34	$13.29	$12.66	$12.00
Value at end of period	$12.18	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	166,923	150,258	139,377	116,662	221,134
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.63	$8.22	$13.71	$13.01	$12.36
Value at end of period	$12.20	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	28,191	23,400	16,963	12,540	67,196
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.08
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	46
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.28	$9.66	$11.63	$11.09	$10.55
Value at end of period	$12.32	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	5,426	6,531	5,921	6,466	30,471
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.38	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	220	220	417	629	734	873

CFI 55

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.18	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	1,090	1,090	3,378	3,376	8,061	8,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.03	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	2,398	3,162	3,585	3,904	3,905	4,600
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.54	$9.44	$13.07	$13.26
Value at end of period	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	5,448	5,079	4,535	4,219
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.36	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	27,058	32,557	39,391	52,730	63,035	325,081
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.03	$12.06	$18.83	$18.33	$16.75
Value at end of period	$17.21	$15.03	$12.06	$18.83	$18.33
Number of accumulation units outstanding at end of period	0	0	0	0	45,876
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.11	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	7,024	7,551	10,910	26,614	27,674	31,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.33	$6.33	$10.21
Value at end of period	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	4,687	5,041	5,717
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.15	$8.43	$14.03	$13.13	$11.28	$11.14
Value at end of period	$13.49	$12.15	$8.43	$14.03	$13.13	$11.28
Number of accumulation units outstanding at end of period	2,313	2,173	2,015	3,687	4,909	6,205
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.34	$7.88	$13.12	$13.01	$11.40	$11.18
Value at end of period	$11.69	$10.34	$7.88	$13.12	$13.01	$11.40
Number of accumulation units outstanding at end of period	6,249	7,142	7,130	7,349	7,581	7,768
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.94	$8.70	$13.88	$13.23	$12.23
Value at end of period	$12.51	$10.94	$8.70	$13.88	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	61,037

CFI 56

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.81	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	476	406	317	248	191	37
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.03	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	12,300	13,962	16,732	35,553	39,629	736,384
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.61	$7.14	$12.45	$11.16	$10.53	$10.53
Value at end of period	$9.91	$8.61	$7.14	$12.45	$11.16	$10.29
Number of accumulation units outstanding at end of period	0	0	727	785	1,791	2,693
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.23	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,000	1,015	2,047	2,060	2,152	2,061
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69	$7.95	$11.097	$18.429
Value at end of period	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69	$7.95	$11.097
Number of accumulation units outstanding at end of period	6	5	6	2	0	6	113,096	132,200	147,507	161,688
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.94	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	672	672	1,591	2,882	5,928	73,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.78	$10.79	$17.42	$18.12
Value at end of period	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	2,344	2,129	1,881	1,676
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.34	$11.31	$12.21	$11.09	$10.84
Value at end of period	$14.38	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	1,445	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.28	$5.33	$12.81	$9.69
Value at end of period	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.77	$7.98	$12.41	$12.64
Value at end of period	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	174	122	91	71

CFI 57

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.28
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	269
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$26.74	$22.58	$21.32	$21.55
Value at end of period	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	1,236	997	1,022	945
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.01	$9.50
Value at end of period	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	1,053
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.31	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	1,677	1,517	1,336	1,181	409	409
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.81	$8.34	$16.43	$15.07	$14.07
Value at end of period	$17.42	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	1,500	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.41	$8.76	$14.57	$13.88	$13.99
Value at end of period	$15.26	$12.41	$8.76	$14.57	$13.88
Number of accumulation units outstanding at end of period	487	0	0	0	30,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.79	$9.10	$13.66	$13.86
Value at end of period	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	0	0	0	1,002

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003

AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.69	$7.97
Value at end of period	$11.19	$9.69
Number of accumulation units outstanding at end of period	8,673	4,402

CFI 58

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.98	$8.29
Value at end of period	$11.16	$9.98
Number of accumulation units outstanding at end of period	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.75	$10.50
Value at end of period	$11.30	$10.75
Number of accumulation units outstanding at end of period	6,968	365
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.04
Value at end of period	$17.82
Number of accumulation units outstanding at end of period	116
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.09	$5.81	$5.74
Value at end of period	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	1,808	1,148	32
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.33
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	6,002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.67	$12.44
Value at end of period	$15.86	$12.67
Number of accumulation units outstanding at end of period	978	361
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57	$14.20
Value at end of period	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	6,536	5,287	5,471	1,199	97,691	100,951	91,689	65,250
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.87	$6.21	$6.49
Value at end of period	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	19,996	13,829	391
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.05	$6.36
Value at end of period	$9.86	$8.05
Number of accumulation units outstanding at end of period	267	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.37	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	122,566	87,379	39,584	26,260	9,813	7,842

CFI 59

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70	$18.01
Value at end of period	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	209,225	179,245	150,860	86,087	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66	$15.16
Value at end of period	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	127,694	122,797	125,190	118,401	531,263	525,707	365,387	282,497
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.78	$12.35	$23.47	$24.14
Value at end of period	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	81,623	77,201	59,880	31,461
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.46	$13.85	$24.75	$25.32
Value at end of period	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	16,908	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.95	$12.40	$18.59	$18.93
Value at end of period	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.14	$6.13	$9.04
Value at end of period	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	143,003	81,611	3,433
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.66	$11.58	$15.84	$16.28
Value at end of period	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	17,594	13,177	10,979	1,764
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.55	$11.31	$20.15	$19.03
Value at end of period	$14.42	$13.55	$11.31	$20.15
Number of accumulation units outstanding at end of period	96,548	80,612	59,974	37,480
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34	$15.77
Value at end of period	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	34,947	29,955	22,300	17,237	231,588	228,347	174,003	113,358
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.13	$11.23	$19.20	$19.68
Value at end of period	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	61,151	56,955	45,355	5,573

CFI 60

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.30	$6.38	$10.49	$10.70
Value at end of period	$9.39	$8.30	$6.38	$10.49
Number of accumulation units outstanding at end of period	84,490	98,451	83,057	18,428
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$4.82	$3.17	$5.28	$5.50
Value at end of period	$5.69	$4.82	$3.17	$5.28
Number of accumulation units outstanding at end of period	103,505	101,809	80,421	56,970
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.95	$6.72	$9.75
Value at end of period	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	169,858	147,419	101,467
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.40	$6.21	$10.13	$12.37	$10.43
Value at end of period	$10.71	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	116,524	75,264	32,634	3,913	4,012
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.47	$6.82	$7.43
Value at end of period	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	1,363	4,031	378
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.56	$13.40	$22.13	$22.47
Value at end of period	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	17,660	13,574	11,013	3,541
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.70	$9.16	$15.11	$13.25	$12.59
Value at end of period	$16.24	$12.70	$9.16	$15.11	$13.25
Number of accumulation units outstanding at end of period	26,610	14,866	5,152	2,466	144
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.94	$7.99	$13.59	$13.63
Value at end of period	$13.25	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	287,495	238,320	174,591	95,416
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24	$11.55
Value at end of period	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	126,980	34,971	27,237	19,092	232,598	215,710	209,927	185,235
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85	$15.70
Value at end of period	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	126,211	128,222	103,897	89,908	518,308	507,655	466,832	401,591

CFI 61

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08	$14.67
Value at end of period	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	192,388	185,234	180,886	133,179	247,354	273,044	149,928	98,071
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.48	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	139,941	123,368	102,558	78,994	1,594	2,436
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.20	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	112,533	75,955	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.58	$5.95	$5.74
Value at end of period	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	24,706	16,274	920
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45	$8.69
Value at end of period	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	137,070	141,199	151,769	124,250	233,174	240,381	75,770	44,119
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.91	$5.82	$8.58
Value at end of period	$8.98	$7.91	$5.82
Number of accumulation units outstanding at end of period	37,403	18,256	2,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.86	$12.21	$25.15	$19.93
Value at end of period	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	20,135	21,304	13,533	7,534
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.31	$12.23	$18.34	$18.69
Value at end of period	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	18,520	17,117	14,212	5,083
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.43	$9.02	$12.92	$13.51
Value at end of period	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	4,623	1,623	1,587	813
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.37	$7.11	$11.75	$11.99	$10.91	$9.83	$9.00	$7.80
Value at end of period	$11.62	$9.37	$7.11	$11.75	$11.99	$10.91	$9.83	$9.00
Number of accumulation units outstanding at end of period	30,228	33,774	31,152	22,319	357,093	354,299	325,709	294,978

CFI 62

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.47	$7.15	$11.28	$11.19
Value at end of period	$9.92	$8.47	$7.15	$11.28
Number of accumulation units outstanding at end of period	70,871	64,038	55,548	21,311
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.51	$6.60	$10.23
Value at end of period	$10.18	$8.51	$6.60
Number of accumulation units outstanding at end of period	11,879	9,939	8,684
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.78	$9.33	$18.55	$19.05
Value at end of period	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	9,919	10,762	9,401	5,407
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.33	$12.20	$15.78	$15.23	$13.66	$13.60
Value at end of period	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	30,955	23,090	20,096	6,013	1,731	277
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.56	$11.77	$18.97	$14.95	$12.51
Value at end of period	$17.62	$15.56	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	26,935	26,348	23,010	13,930	101
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.69	$9.72	$15.65	$15.32
Value at end of period	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	15,716	12,313	14,662	5,142
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.13	$15.14	$14.81	$14.71
Value at end of period	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	424,699	341,673	254,245	129,806
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.55	$8.70	$14.64	$15.15
Value at end of period	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	224,649	214,530	198,508	90,445
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.02	$10.04	$11.80	$11.01	$10.19	$10.01
Value at end of period	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	144,018	121,301	110,126	37,380	569,482	519,153
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.46	$9.04	$11.72	$11.77
Value at end of period	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	30,494	21,216	10,278	7,059

CFI 63

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.85	$13.24	$13.32	$13.01
Value at end of period	$15.91	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	434,894	392,370	315,702	97,501
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.22	$6.43	$9.24	$9.42
Value at end of period	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	280,007	261,845	220,248	68,139
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.21	$7.43	$11.39	$10.86	$10.54
Value at end of period	$10.65	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	10,708	10,616	8,761	4,202	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.16	$7.91	$11.24	$10.64	$10.28
Value at end of period	$15.60	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	29,217	18,607	3,690	3,977	200
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.37	$7.50	$11.22	$11.33
Value at end of period	$11.03	$9.37	$7.50	$11.22
Number of accumulation units outstanding at end of period	47,435	42,012	37,964	20,338
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.60	$10.72
Value at end of period	$14.16	$12.60
Number of accumulation units outstanding at end of period	904	782
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.21	$6.66	$9.09
Value at end of period	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	11,245	11,087	1,507
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.89	$10.07
Value at end of period	$13.16	$11.89
Number of accumulation units outstanding at end of period	1,326	951
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.89	$11.43
Value at end of period	$16.16	$12.89
Number of accumulation units outstanding at end of period	5,078	3,042
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.30	$5.95	$6.57
Value at end of period	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	4,356	2,136	379

CFI 64

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.81	$6.99	$9.72
Value at end of period	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	6,169	3,147	505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96	$5.90
Value at end of period	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	6,372	4,903	11,905	8,290	54,942	78,167	78,599	49,377
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60	$17.85
Value at end of period	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	46,901	45,122	48,123	49,601	264,700	275,222	219,573	196,624
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.96	$9.00	$12.35	$12.51
Value at end of period	$12.14	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	168,146	81,021	31,167	438
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.58	$8.45	$12.82	$13.08
Value at end of period	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	184,835	123,122	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.64	$8.33	$13.27	$13.58
Value at end of period	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	122,505	87,228	30,562	3,338
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.61	$8.20	$13.69	$14.03
Value at end of period	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	62,015	51,178	20,619	441
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.37
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	444
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.25	$9.64	$11.61	$11.66
Value at end of period	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	11,675	4,426	1,170	378
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.20	$7.55
Value at end of period	$10.19	$9.20
Number of accumulation units outstanding at end of period	4,595	592

CFI 65

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31	$14.11
Value at end of period	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	26,833	32,861	52,219	65,929	113,364	123,459	65,778	59,349
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88	$13.21
Value at end of period	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	15,294	15,333	24,459	15,919	136,575	113,931	78,332	66,223
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86	$13.43
Value at end of period	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	49,963	55,554	59,917	67,164	340,525	330,100	225,213	184,581
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.51	$9.43	$13.05	$13.19
Value at end of period	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	230,030	158,513	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.33	$7.77	$13.72	$14.02
Value at end of period	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	116,154	115,094	102,984	55,809
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.98	$12.03	$18.78	$18.30	$16.20
Value at end of period	$17.15	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	41,838	39,701	20,903	5,556	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23	$16.07
Value at end of period	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	95,420	96,011	88,084	16,767	222,140	217,509	182,857	134,385
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.32	$6.32	$10.21
Value at end of period	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	29,021	21,186	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.98	$6.82	$11.34	$11.64
Value at end of period	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	5,374	1,899	1,758	404
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51	$12.99
Value at end of period	$19.68	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	12,526	11,385	9,542	7,893	121,359	124,241	117,535	105,145

CFI 66

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.80	$10.24	$9.86
Value at end of period	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	7,306	5,736	1,778
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.91	$8.68	$13.85	$14.05
Value at end of period	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	50,375	34,100	913	108
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18	$8.20
Value at end of period	$11.68	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	5,836	5,265	5,858	6,011	106,062	99,660	82,380	66,039
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.76	$9.19	$14.52	$15.04
Value at end of period	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	12,905	12,922	11,514	7,932
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.62	$9.81	$12.85	$12.71
Value at end of period	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	64,321	68,992	80,135	52,484
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.93	$8.85	$13.11	$13.43
Value at end of period	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	10,273	10,719	5,169	2,053
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.74	$9.82	$13.82	$13.89
Value at end of period	$12.52	$11.74	$9.82	$13.82
Number of accumulation units outstanding at end of period	28,534	24,728	16,027	7,533
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.33	$10.08
Value at end of period	$13.82	$12.33
Number of accumulation units outstanding at end of period	5,447	4,215
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.56	$7.10	$12.40	$12.78
Value at end of period	$9.85	$8.56	$7.10	$12.40
Number of accumulation units outstanding at end of period	16,595	15,681	16,872	9,071
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.18	$7.96	$11.44	$11.70
Value at end of period	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	18,663	18,002	14,950	11,140

CFI 67

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.41	$5.38	$8.79	$9.30
Value at end of period	$9.08	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	1,188	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.20	$7.19	$6.15
Value at end of period	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	4,962	2,941	14
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.89	$9.43	$15.61	$16.23
Value at end of period	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	28,397	26,704	23,024	7,888
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.08	$7.00	$11.50	$12.12
Value at end of period	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.73	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	31,388	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$65.48	$36.18	$69.89	$71.03
Value at end of period	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	65,952	57,138	43,790	34,935
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.24	$8.23	$13.29	$13.85
Value at end of period	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	6,894	7,363	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.54	$9.55	$13.83	$13.92
Value at end of period	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	48,953	46,979	39,453	41,504
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.31	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	341,029	247,264	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.27	$5.33	$12.80	$11.71
Value at end of period	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	16,697	32,784	14,770	12,036

CFI 68

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.73	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	31,729	18,192	11,734	8,294	129	129
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.38	$5.48	$8.63
Value at end of period	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	45,457	18,329	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$26.63	$22.49	$21.25	$20.22
Value at end of period	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.00	$8.74	$9.96
Value at end of period	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	12,418	5,176	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.28	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	135,584	101,314	80,865	49,918	12,388	9,289
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.52	$5.71	$10.54	$10.28
Value at end of period	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.77	$8.32	$16.40	$17.07
Value at end of period	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	22,095	21,712	20,392	13,552
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.38	$8.74	$14.55	$14.86
Value at end of period	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	30,357	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.76	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	93,119	79,484	52,509	42,462	1,659	500
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.21	$15.63	$22.99	$23.65
Value at end of period	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	27,041	25,493	23,182	20,060

CFI 69

	Condensed Financial Information (continued)

TABLE 9
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195
Value at end of period	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527
Number of accumulation units outstanding at end of period	1,432	1,476	1,473	1,482	1,599	1,665	659,807	480,452	762,484	591,945
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389
Value at end of period	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776
Number of accumulation units outstanding at end of period	47	47	47	47	221	216	314,974	210,213	464,506	325,194
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76
Value at end of period	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10
Number of accumulation units outstanding at end of period	278	278	278	278	524	487	559,933	481,243	362,534	280,104
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799
Value at end of period	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475
Number of accumulation units outstanding at end of period	16	16	16	16	16	44	44,140	45,980	26,911	20,632
ING BALANCED PORTFOLIO
Value at beginning of period	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943
Value at end of period	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389
Number of accumulation units outstanding at end of period	37	37	37	37	39	39	113,110	95,340	208,793	174,642
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.29	$6.38	$10.49	$10.69
Value at end of period	$9.37	$8.29	$6.38	$10.49
Number of accumulation units outstanding at end of period	820	820	1,200	1,201
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.92	$7.98	$13.58	$9.69
Value at end of period	$13.23	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	210	210	210	210
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518
Value at end of period	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544
Number of accumulation units outstanding at end of period	2,351	2,710	2,983	3,132	3,605	3,751	445,802	463,259	768,288	847,662
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618
Value at end of period	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85
Number of accumulation units outstanding at end of period	743	733	721	711	730	716	423,974	401,289	868,406	677,370
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348
Value at end of period	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284
Number of accumulation units outstanding at end of period	893	854	809	767	745	704	172,294	140,681	146,054	91,516
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.03	$6.10	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716
Value at end of period	$9.95	$8.03	$6.10	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723
Number of accumulation units outstanding at end of period	858	854	869	870	870	870	89,165	103,792	371,888	329,340

CFI 70

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413
Value at end of period	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809
Number of accumulation units outstanding at end of period	335	335	335	54	54	54	99,433	109,629	132,966	106,827
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.07	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,779	1,975	2,187	2,211	2,750	2,877
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.99	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	11	11	11	11	11	50
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699
Value at end of period	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147
Number of accumulation units outstanding at end of period	454	454	454	454	454	475	91,184	101,741	304,893	210,231
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204
Value at end of period	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889
Number of accumulation units outstanding at end of period	21	21	21	21	21	21	9,124	11,019	77,971	67,498
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749
Value at end of period	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952
Number of accumulation units outstanding at end of period	34	34	34	34	34	34	7,732	10,544	232,498	190,722
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.30	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	910	946	892	841	952	951
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399
Value at end of period	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976
Number of accumulation units outstanding at end of period	319	362	361	361	558	532	90,993	83,327	213,155	184,736
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.32	$6.32	$10.20
Value at end of period	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	68	147	153
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838
Value at end of period	$13.32	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114
Number of accumulation units outstanding at end of period	4	4	6	6	78	78	22,876	26,301	156,206	131,701
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42
Value at end of period	$11.54	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782
Number of accumulation units outstanding at end of period	677	725	849	848	851	957	45,064	47,768	106,181	108,893
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.60	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	131	131	147	183	183	313

CFI 71

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$65.17	$36.02	$69.63	$69.63
Value at end of period	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	0	82	82	82
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.26	$5.32	$12.80	$12.80
Value at end of period	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	0	448	448	448

TABLE 10
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.02	$12.38
Value at end of period	$14.19	$13.02
Number of accumulation units outstanding at end of period	349	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.68	$9.03
Value at end of period	$11.16	$9.68
Number of accumulation units outstanding at end of period	10,062	3,585
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.97	$9.43
Value at end of period	$11.13	$9.97
Number of accumulation units outstanding at end of period	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.75	$10.20
Value at end of period	$11.28	$10.75
Number of accumulation units outstanding at end of period	13,725	8,279
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.74
Value at end of period	$17.66
Number of accumulation units outstanding at end of period	850
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.07	$5.80	$8.94
Value at end of period	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	4,307	3,790	3,808

CFI 72

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.86
Value at end of period	$15.83
Number of accumulation units outstanding at end of period	1,891
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.11	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	12,450	13,253	11,277	6,215	13,936	15,497
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.86	$6.20	$8.84
Value at end of period	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.04	$6.11	$8.96
Value at end of period	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	865	343	239
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.27	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	2,104,935	1,915,626	1,541,793	1,011,770	410,203	533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.61	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	2,415,531	2,280,121	2,189,447	1,753,796	1,082,527	691,573
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.52	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	1,303,760	1,418,008	1,444,799	1,241,963	682,997	783,937
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.38	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	399,939	417,864	327,083	245,182	451,275	501,786
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.35	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	40,790	43,425	50,712	45,025	56,984	89,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.82	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	834,708	835,057	808,893	637,501	155,795	18,025

CFI 73

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.13	$6.13	$9.08
Value at end of period	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	69,725	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.54	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	305,813	143,705	27,666	13,680	18,387	8,193
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.47	$11.26	$20.07	$17.32	$14.45
Value at end of period	$14.32	$13.47	$11.26	$20.07	$17.32
Number of accumulation units outstanding at end of period	187,211	232,508	342,688	401,617	29,039
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.73	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	240,255	286,440	336,347	345,032	612,966	914,919
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.01	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	1,438,458	1,413,949	1,201,988	904,525	129,971	20,564
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.28	$6.37	$10.48	$10.69
Value at end of period	$9.35	$8.28	$6.37	$10.48
Number of accumulation units outstanding at end of period	155,366	171,738	173,932	149,130
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$4.77	$3.14	$5.24	$4.43	$4.15	$3.39
Value at end of period	$5.63	$4.77	$3.14	$5.24	$4.43	$4.15
Number of accumulation units outstanding at end of period	673,884	563,799	457,811	331,936	171,422	80,343
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.94	$6.72	$9.75
Value at end of period	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	935,985	796,150	628,609
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.37	$6.19	$10.12	$12.36	$10.48
Value at end of period	$10.66	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	908,569	739,250	808,288	653,933	183,195
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.44	$6.80	$10.36	$10.41
Value at end of period	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	7,378	4,507	1,238	14

CFI 74

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.42	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	67,444	71,562	39,317	21,209	13,729	2,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	769,394	619,870	295,965	94,324	47,840	18,065
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.90	$7.97	$13.58	$9.69
Value at end of period	$13.20	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	103,520	94,742	91,789	76,523
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.33
Value at end of period	$15.29
Number of accumulation units outstanding at end of period	1,697
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.51	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	1,160,834	975,697	1,222,363	1,124,594	1,720,872	1,787,621
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.88	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	573,609	572,860	594,639	350,930	342,528	208,675
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.34	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	406,845	416,193	452,410	477,321	432,043	424,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.36	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	355,597	348,307	399,729	341,597	387,810	275,806
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.76	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	539,402	505,538	463,234	389,230	299,042	209,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.57	$5.97
Value at end of period	$8.12	$7.57
Number of accumulation units outstanding at end of period	88,067	78,707

CFI 75

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.89	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	150,702	202,993	296,268	360,257	72,092	17,285
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.88	$5.81	$11.44	$10.88
Value at end of period	$8.94	$7.88	$5.81	$11.44
Number of accumulation units outstanding at end of period	1,451,599	1,079,823	1,051,207	402,977
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.76	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	25,791	26,525	14,500	11,763	6,592	4,930
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.19	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	42,985	41,638	34,298	22,178	41,969	14,965
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.38	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	130,890	82,444	65,526	34,384	7,333	1
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.87	$5.98	$9.88	$10.09	$9.20	$7.91
Value at end of period	$9.74	$7.87	$5.98	$9.88	$10.09	$9.20
Number of accumulation units outstanding at end of period	212,990	228,028	245,385	191,216	285,289	440,137
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.44	$7.13	$11.26	$10.85	$9.77
Value at end of period	$9.87	$8.44	$7.13	$11.26	$10.85
Number of accumulation units outstanding at end of period	288,967	184,401	176,093	140,228	74
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.49	$6.60	$10.23
Value at end of period	$10.15	$8.49	$6.60
Number of accumulation units outstanding at end of period	83,740	85,584	95,443
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.72	$9.29	$18.50	$15.42	$13.13
Value at end of period	$14.40	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	37,236	55,916	62,280	53,994	27,546
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.22	$12.12	$15.69	$15.16	$13.61	$13.13
Value at end of period	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61
Number of accumulation units outstanding at end of period	30,649	28,593	32,506	22,187	95,124	19,366

CFI 76

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.49	$11.72	$18.92	$14.92	$11.47	$9.95
Value at end of period	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47
Number of accumulation units outstanding at end of period	278,031	267,963	236,809	172,393	16,461	302
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.58	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	13,627	10,928	5,469	2,496	4,433	3,312
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.86	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	1,468,184	1,424,386	1,857,131	1,202,284	214,602	61,613
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.55	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	1,354,724	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.10	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	714,560	579,987	538,205	391,046	240,769	250,314
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.39	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$15.23	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	274,897	113,811	87,761	59,052	17,763	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.74	$13.15	$13.25	$12.17	$11.76	$11.47
Value at end of period	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	186,036	112,064	68,749	21,356	88,336	29,607
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.19	$6.42	$9.23	$9.43
Value at end of period	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	1,059,936	1,345,805	1,238,565	751,731
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.17	$7.41	$11.37	$10.85	$10.30
Value at end of period	$10.60	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	103,764	98,512	119,890	98,451	49,010
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.11	$7.89	$11.23	$10.63	$10.15
Value at end of period	$15.53	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	217,323	198,272	154,035	136,420	17,939

CFI 77

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.33	$7.48	$11.21	$10.65	$9.55
Value at end of period	$10.98	$9.33	$7.48	$11.21	$10.65
Number of accumulation units outstanding at end of period	1,177,529	1,146,227	1,140,145	939,901	15,117
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.60	$10.71
Value at end of period	$14.14	$12.60
Number of accumulation units outstanding at end of period	5,942	811
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.20	$6.66	$9.02
Value at end of period	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	169,976	142,094	1,423
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.89	$10.07
Value at end of period	$13.14	$11.89
Number of accumulation units outstanding at end of period	22,733	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.88	$11.42
Value at end of period	$16.13	$12.88
Number of accumulation units outstanding at end of period	50,451	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.29	$5.94	$9.31
Value at end of period	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	5,757	1,726	554
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.79	$6.98	$10.10
Value at end of period	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	6,556	1,543	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.62	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	29,842	23,989	3,213	2,181	1,809	3,421
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.54	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	136,325	134,627	136,964	99,236	91,467	233,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	374,090	330,622	231,754	151,358	44,452	452

CFI 78

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.53	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	350,851	305,840	205,308	86,634	25,973	685
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.59	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	401,710	351,861	228,490	81,083	31,164	149
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.56	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	281,483	231,366	149,503	44,478	15,263	0
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.03
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	3,216
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.59	$8.51
Value at end of period	$9.64	$8.59
Number of accumulation units outstanding at end of period	139	88
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.20	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	33,291	39,728	53,963	72,216	45,576	235
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.19	$7.67	$8.05
Value at end of period	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	8,582	6,410	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.44	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	142,907	70,546	36,749	16,058	13,310	7,966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.37	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	349,911	232,238	129,715	52,777	38,454	59,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.17	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	344,429	205,320	156,719	161,701	94,487	43,717

CFI 79

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.45	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	5,529,761	4,344,384	3,156,636	1,934,744	39,912	11,277
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.64	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	645,353	645,673	574,121	424,163	565,761	736,534
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.87	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	494,774	338,443	211,118	150,263	61,343	13,131
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.49	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	535,381	388,270	316,429	250,855	424,529	281,754
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.31	$6.32	$10.20
Value at end of period	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	229,590	237,632	245,017
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.95	$6.80	$11.33	$11.11	$10.16
Value at end of period	$9.59	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	5,759	4,489	2,819	2,211	80
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.67	$8.80	$14.68	$13.75	$11.83	$11.25
Value at end of period	$14.04	$12.67	$8.80	$14.68	$13.75	$11.83
Number of accumulation units outstanding at end of period	62,046	72,926	75,192	53,234	69,752	83,069
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.78	$10.29
Value at end of period	$11.39	$10.78
Number of accumulation units outstanding at end of period	8,068	2,626
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.69	$8.16	$13.61	$13.52	$11.86	$10.72
Value at end of period	$12.07	$10.69	$8.16	$13.61	$13.52	$11.86
Number of accumulation units outstanding at end of period	110,905	126,740	137,355	153,982	136,454	126,726
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.67	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	128,060	123,761	144,880	138,953	152,560	8,058

CFI 80

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.99	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	610,511	580,703	633,250	581,824	534,406	842,927
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during Auguat 2005)
Value at beginning of period	$10.87	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	402,373	377,644	327,917	293,847	79,372	1,680
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.69	$9.78	$13.79	$12.76	$11.26	$10.20
Value at end of period	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26
Number of accumulation units outstanding at end of period	36,286	32,694	19,677	10,028	7,874	110
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.74
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	236
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.47	$7.03	$12.29	$11.03	$10.43	$9.30
Value at end of period	$9.74	$8.47	$7.03	$12.29	$11.03	$10.43
Number of accumulation units outstanding at end of period	26,789	34,124	23,865	12,557	23,327	13,718
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.07	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	33,378	36,216	34,384	19,827	19,517	9,720
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.49	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	196	186	160	140	150	89
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.48	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	204	192	168	152	138	116
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.55	$17.36	$16.45	$15.45
Value at end of period	$21.01	$19.55	$17.36	$16.45
Number of accumulation units outstanding at end of period	21	21	22	21
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.07	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	222	204	162	127	138	29

CFI 81

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.83	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	245	225	183	221	59	28
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.39	$5.37	$8.78	$10.17
Value at end of period	$9.05	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	70,325	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.19	$7.19	$9.40
Value at end of period	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.79	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	104,044	107,341	109,356	84,275	124,247	42,780
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.05	$6.98	$11.48	$10.75	$10.31
Value at end of period	$11.03	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	12,844	5,037	593	399	725
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.65	$10.71	$17.32	$15.02	$13.23
Value at end of period	$16.43	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	791,091	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$64.87	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	395,735	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.16	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	113	115	123	159	97	174
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$17.72	$14.99	$18.04
Value at end of period	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	1
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.19	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	29,918	22,958	11,496	1,890	1,409	218

CFI 82

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.43	$9.47	$13.73	$12.61	$11.79
Value at end of period	$12.72	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	201,644	214,682	205,673	58,216	17,955
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.23	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	1,422,721	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.25	$5.32	$12.79	$10.35
Value at end of period	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.66	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	7,353	8,069	9,881	9,288	34,941	31
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37	$5.48	$8.95
Value at end of period	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	8,614	2,797	1,025
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$26.41	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	1,012,847	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.99	$8.74	$9.78
Value at end of period	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.21	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	3,808,211	3,715,843	2,946,765	1,970,670	759,533	1,176
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.50	$5.70	$10.53	$10.14
Value at end of period	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	681,129	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.69	$8.28	$16.34	$15.01	$13.08
Value at end of period	$17.25	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	916,219	770,789	771,205	805,446	102,387

CFI 83

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.31	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	348,313	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.70	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	61,745	64,871	58,254	48,835	141,425	18
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.03	$15.50	$22.82	$24.96	$21.98
Value at end of period	$24.43	$20.03	$15.50	$22.82	$24.96
Number of accumulation units outstanding at end of period	14,920	13,845	6,634	6,236	42,076

TABLE 11
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.01	$13.13
Value at end of period	$14.18	$13.01
Number of accumulation units outstanding at end of period	81	852
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.67	$8.59
Value at end of period	$11.15	$9.67
Number of accumulation units outstanding at end of period	2,070	1,614
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.96	$8.19
Value at end of period	$11.12	$9.96
Number of accumulation units outstanding at end of period	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.74	$10.18
Value at end of period	$11.27	$10.74
Number of accumulation units outstanding at end of period	1,558	2,058
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.06	$5.20
Value at end of period	$8.49	$8.06
Number of accumulation units outstanding at end of period	112	645

CFI 84

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.80
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	1,049
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$12.11
Value at end of period	$15.82	$12.65
Number of accumulation units outstanding at end of period	509	59
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513
Value at end of period	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655
Number of accumulation units outstanding at end of period	6,429	10,092	9,755	10,847	16,084	16,449	10,433	10,936	10,774	12,083
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.85	$6.20	$8.13
Value at end of period	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.03	$6.11	$8.49
Value at end of period	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	1,257	976	1,035
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	208,391	176,649	119,192	15,260	5,303	3,094	917
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16
Value at end of period	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485
Number of accumulation units outstanding at end of period	488,499	488,206	360,449	450,147	510,357	417,525	241,304	224,548	192,813	108,307
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36
Value at end of period	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737
Number of accumulation units outstanding at end of period	144,480	148,927	142,179	220,782	233,513	215,262	162,011	155,450	125,948	59,830
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721
Value at end of period	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056
Number of accumulation units outstanding at end of period	189,895	207,923	227,708	306,986	314,560	318,529	241,508	248,666	225,787	133,395
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771
Value at end of period	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444
Number of accumulation units outstanding at end of period	68,419	63,159	19,242	40,120	43,549	30,483	13,037	13,808	8,450	8,801
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32	$10.88
Value at end of period	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32
Number of accumulation units outstanding at end of period	40,694	39,469	32,066	53,116	48,456	39,003	32,877	13,337	14,424

CFI 85

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.12	$6.13	$9.82
Value at end of period	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	11,121	1,121	70
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12	$7.97
Value at end of period	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12
Number of accumulation units outstanding at end of period	7,046	3,323	1,742	2,421	15,311	15,175	2,259	2,154	280
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.43	$11.23	$20.04	$17.30	$13.46	$11.46
Value at end of period	$14.27	$13.43	$11.23	$20.04	$17.30	$13.46
Number of accumulation units outstanding at end of period	21,425	27,950	22,345	23,727	14,691	4,471
ING BALANCED PORTFOLIO
Value at beginning of period	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912
Value at end of period	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348
Number of accumulation units outstanding at end of period	100,439	112,621	136,408	184,244	219,574	213,653	166,906	171,664	182,935	179,400
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73	$8.69
Value at end of period	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73
Number of accumulation units outstanding at end of period	58,170	50,736	37,115	13,143	9,600	5,762	5,640	1,180	237
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.26	$6.36	$10.48	$10.69
Value at end of period	$9.34	$8.26	$6.36	$10.48
Number of accumulation units outstanding at end of period	103,145	77,220	74,988	77,283
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857
Value at end of period	$5.60	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487
Number of accumulation units outstanding at end of period	51,989	93,411	92,627	104,938	145,212	123,809	66,808	76,442	32,441	14,659
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.93	$6.72	$9.74
Value at end of period	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	62,989	57,102	43,651
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.35	$6.18	$10.11	$12.36	$10.05
Value at end of period	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	30,991	22,752	15,437	5,402	6,699
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.42	$6.79	$10.36	$10.11	$9.45
Value at end of period	$10.49	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	6,310	5,609	882	475	215

CFI 86

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78	$12.97
Value at end of period	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	6,863	5,922	6,105	2,921	1,901	885	1,372	622
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.61	$9.11	$15.05	$13.22	$11.88	$11.44
Value at end of period	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	27,716	17,784	4,421	2,203	236	640
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.89	$7.96	$13.57	$9.69
Value at end of period	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	79,576	67,304	68,665	29,703
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49
Value at end of period	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513
Number of accumulation units outstanding at end of period	605,018	557,782	591,777	505,931	668,813	772,965	555,941	655,875	739,043	928,095
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585
Value at end of period	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811
Number of accumulation units outstanding at end of period	168,150	171,792	143,761	300,305	356,781	301,429	223,077	239,180	219,826	144,313
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379
Value at end of period	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092
Number of accumulation units outstanding at end of period	124,262	120,001	88,402	126,731	167,493	148,662	94,686	81,313	64,816	15,015
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.898
Value at end of period	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29
Number of accumulation units outstanding at end of period	49,075	49,444	43,828	46,893	71,347	73,546	36,943	30,179	16,913	3,235
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318
Value at end of period	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24
Number of accumulation units outstanding at end of period	265,539	247,184	233,535	139,784	136,970	131,320	80,640	83,138	112,073	48,531
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.56	$5.85
Value at end of period	$8.11	$7.56
Number of accumulation units outstanding at end of period	6,869	6,638
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06	$9.49
Value at end of period	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06
Number of accumulation units outstanding at end of period	27,799	47,774	45,852	63,875	52,807	25,955	25,882	22,632	20,120
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.87	$5.80	$10.81
Value at end of period	$8.92	$7.87	$5.80
Number of accumulation units outstanding at end of period	10,303	3,851	825

CFI 87

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.71	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	13,115	9,734	7,316	7,775	4,757	1,241
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91	$10.33
Value at end of period	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	12,580	24,186	21,652	14,566	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.35	$8.97	$12.87	$13.16	$12.86
Value at end of period	$14.31	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	1,815	686	583	452	179
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.94	$6.03	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686
Value at end of period	$9.82	$7.94	$6.03	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692
Number of accumulation units outstanding at end of period	119,639	123,607	125,345	84,145	87,304	97,973	75,108	76,488	82,819	91,406
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.43	$7.12	$11.25	$10.52
Value at end of period	$9.85	$8.43	$7.12	$11.25
Number of accumulation units outstanding at end of period	108,563	110,172	119,097	298,645
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.48	$6.60	$10.23
Value at end of period	$10.14	$8.48	$6.60
Number of accumulation units outstanding at end of period	5,942	6,623	6,014
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.69	$9.28	$18.47	$15.40	$14.92
Value at end of period	$14.36	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	466	467	4,315	191	1,608
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03	$11.35
Value at end of period	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	3,405	4,596	3,330	2,214	5,365	22,241	16,880	3,682
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.46	$11.70	$18.89	$14.91	$13.72
Value at end of period	$17.47	$15.46	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	6,108	3,396	5,849	6,748	205
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99	$8.92
Value at end of period	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99
Number of accumulation units outstanding at end of period	20,037	10,564	8,423	21,838	14,505	14,359	15,350	8,675	7,045
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383
Value at end of period	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767
Number of accumulation units outstanding at end of period	410,286	370,967	248,143	240,415	282,543	208,749	161,940	156,245	151,212	38,644

CFI 88

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.43	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	328,988	329,300	334,132	680,701	710,322	208,526
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.06	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	71,298	75,934	60,616	173,159	168,267	163,875
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.36	$8.99	$11.67	$11.41	$10.77
Value at end of period	$15.18	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	8,627	1,047	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77	$10.09
Value at end of period	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77
Number of accumulation units outstanding at end of period	234,451	166,168	109,250	20,036	14,459	13,853	13,155	13,853	9,002
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.18	$6.41	$9.22	$9.43
Value at end of period	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	279,640	300,263	181,409	207,429
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.16	$7.40	$11.36	$10.94
Value at end of period	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	32,357	27,165	18,669	4,884
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.09	$7.88	$11.22	$11.35
Value at end of period	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	7,527	7,794	701	315
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.32	$7.47	$11.20	$11.95
Value at end of period	$10.95	$9.32	$7.47	$11.20
Number of accumulation units outstanding at end of period	66,597	67,025	64,062	81,018
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.59	$10.71
Value at end of period	$14.13	$12.59
Number of accumulation units outstanding at end of period	0	3
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.19	$5.03
Value at end of period	$9.14	$8.19
Number of accumulation units outstanding at end of period	4,540	5,152

CFI 89

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.88	$10.07
Value at end of period	$13.13	$11.88
Number of accumulation units outstanding at end of period	382	386
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.88	$11.42
Value at end of period	$16.12	$12.88
Number of accumulation units outstanding at end of period	2,267	2,002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.28	$5.94	$10.17
Value at end of period	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	1,684	526	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.79	$6.98	$10.29
Value at end of period	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	2,555	2,380	1,357
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03	$8.02
Value at end of period	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03
Number of accumulation units outstanding at end of period	22,232	7,999	8,945	396,738	392,017	378,380	354,764	324,055	263,319
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666
Value at end of period	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10
Number of accumulation units outstanding at end of period	56,392	66,470	63,505	79,026	89,954	88,534	57,477	54,596	50,291	23,551
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.88	$8.95	$12.30	$11.82	$10.91
Value at end of period	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	157,332	168,772	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.51	$8.40	$12.77	$12.27	$11.27
Value at end of period	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	255,656	227,405	61,285	29,062	72,194
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.57	$8.28	$13.22	$12.62	$11.51
Value at end of period	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	169,548	145,855	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.53	$8.16	$13.64	$12.96	$11.62
Value at end of period	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	97,009	78,795	23,976	11,577	22,036

CFI 90

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.96
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.17	$9.59	$11.57	$11.05	$10.49
Value at end of period	$12.18	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	25,642	29,370	6,853	5,295	6,210
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175
Value at end of period	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85
Number of accumulation units outstanding at end of period	10,139	14,706	17,011	21,102	18,284	16,926	11,351	12,107	15,975	13,869
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688
Value at end of period	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402
Number of accumulation units outstanding at end of period	76,325	93,456	90,646	43,752	58,054	49,372	2,406	2,414	3,617	3,470
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721
Value at end of period	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916
Number of accumulation units outstanding at end of period	275,953	291,512	311,074	31,364	41,633	36,576	10,492	3,980	3,741	2,933
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.42	$9.37	$13.00	$12.52	$11.18
Value at end of period	$14.09	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	395,719	371,807	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.25	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	185,641	215,175	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01	$11.89
Value at end of period	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	28,142	23,200	13,398	12,960	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364
Value at end of period	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933
Number of accumulation units outstanding at end of period	107,872	92,519	82,227	93,735	120,195	106,399	61,267	59,254	54,557	29,886
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.30	$6.32	$10.20
Value at end of period	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	74,126	71,936	73,810
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.93	$6.79	$11.32	$10.85
Value at end of period	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	1,132	686	369	191

CFI 91

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799
Value at end of period	$13.15	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074
Number of accumulation units outstanding at end of period	60,232	58,345	48,395	42,501	57,469	76,427	54,131	55,856	72,512	80,210
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.77	$10.23	$9.64
Value at end of period	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	21,361	24,372	2,256
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387
Value at end of period	$11.40	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746
Number of accumulation units outstanding at end of period	54,942	51,208	48,470	38,307	54,312	55,301	39,465	0	47,304	46,783
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35	$8.12
Value at end of period	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35
Number of accumulation units outstanding at end of period	32,141	34,921	32,182	14,948	12,799	16,863	11,574	143	142
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.54	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	170,068	180,677	185,525	854,673	901,737	157,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.85	$8.80	$13.06	$12.80	$11.37
Value at end of period	$12.14	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	19,797	15,420	6,060	1,404	164
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.66	$9.77	$13.77	$12.75	$11.26	$10.68
Value at end of period	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	4,587	5,622	4,760	855	2,021	187
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.32	$11.86
Value at end of period	$13.79	$12.32
Number of accumulation units outstanding at end of period	48	48
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.43	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245
Value at end of period	$9.68	$8.43	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342
Number of accumulation units outstanding at end of period	27,874	23,535	22,322	23,869	29,708	18,183	9,071	12,055	13,895	10,960
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004
Value at end of period	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677
Number of accumulation units outstanding at end of period	51,813	52,043	54,037	83,014	72,306	31,974	38,655	42,326	53,745	47,386
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.28	$16.99	$20.30	$18.46
Value at end of period	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	5	4	5	2

CFI 92

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148
Value at end of period	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944
Number of accumulation units outstanding at end of period	23	23	24	21	18	18	65,116	66,481	90,518	32,870
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.32	$8.35	$13.92	$12.22
Value at end of period	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	8	7	8	3
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.38	$5.37	$4.82
Value at end of period	$9.03	$7.38	$5.37
Number of accumulation units outstanding at end of period	353	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.18	$5.98
Value at end of period	$11.39	$9.18
Number of accumulation units outstanding at end of period	122	88
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41	$9.00
Value at end of period	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41
Number of accumulation units outstanding at end of period	40,271	39,405	36,506	181,193	189,561	174,312	122,933	107,161	85,687
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.03	$6.97	$11.47	$10.61
Value at end of period	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	18,354	15,543	9,576	3,356
NEW PERSPECTIVE FUND®
Value at beginning of period	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	29,543	33,802	19,110	15,388	12,487	2,547	431
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	24,027	21,707	16,306	19,815	5,867	6,340	644
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.97	$15.80	$26.57	$24.61
Value at end of period	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	4	4	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$11.17	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	45,480	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
Value at beginning of period	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	86,563	116,445	104,238	25,685	18,194	805	559

CFI 93

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$13.19	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	147,160	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.23	$5.32	$12.79	$10.89
Value at end of period	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.63	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	21,893	16,453	9,687	3,070	1,954	497
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.36	$8.12
Value at end of period	$10.39	$8.36
Number of accumulation units outstanding at end of period	4,880	30
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	54,638	43,001	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.98	$8.73	$9.90
Value at end of period	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	1,008	311	54
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	344,683	339,960	273,606	81,624	54,736	21,900	12,419
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.48	$5.70	$10.53	$10.40
Value at end of period	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	6,239	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.66	$8.26	$16.31	$14.99	$13.45
Value at end of period	$17.19	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	99,456	97,753	77,282	12,637	1,620
WANGER USA
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	11,135	21,192	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	46,913	44,349	36,209	30,945	6,866	9,955	12,557

CFI 94

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	13,332	20,871	19,571	20,435	9,643	1,164	1,086

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55%
EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30	$10.05
Value at end of period	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30
Number of accumulation units outstanding at end of period	578	558	534	532	3,679	5,986	3,397	7,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652	$11.84
Value at end of period	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652
Number of accumulation units outstanding at end of period	57,118	57,079	59,293	65,378	119,283	106,278	91,279	75,470	106	33
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58	$10.10
Value at end of period	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58
Number of accumulation units outstanding at end of period	33,852	33,424	33,843	36,708	68,536	78,723	86,883	60,863
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27	$8.90
Value at end of period	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27
Number of accumulation units outstanding at end of period	43,997	45,095	41,426	46,143	90,967	89,225	94,934	87,478
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85	$10.38
Value at end of period	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85
Number of accumulation units outstanding at end of period	2,005	2,604	4,458	5,700	14,395	9,319	6,556	3,248
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74	$10.47
Value at end of period	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74
Number of accumulation units outstanding at end of period	21,191	21,940	23,631	36,125	79,825	87,003	81,057	74,663
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.25	$6.35	$10.46	$10.68
Value at end of period	$9.32	$8.25	$6.35	$10.46
Number of accumulation units outstanding at end of period	14,533	15,676	15,873	20,341

CFI 95

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06	$8.66
Value at end of period	$13.38	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06
Number of accumulation units outstanding at end of period	11,014	10,663	15,150	6,204	18,425	22,012	22,494	25,362
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.35	$6.18	$10.11	$12.36	$11.62
Value at end of period	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	15
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.89	$7.96	$13.57	$9.69
Value at end of period	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	13,964	14,245	18,968	8,284
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05	$8.63
Value at end of period	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05
Number of accumulation units outstanding at end of period	173,498	165,930	177,933	201,083	405,587	426,795	508,124	534,159
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74	$9.35
Value at end of period	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74
Number of accumulation units outstanding at end of period	63,888	74,113	79,689	85,230	153,886	153,542	127,122	85,750
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79	$11.45
Value at end of period	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79
Number of accumulation units outstanding at end of period	34,799	35,909	32,771	37,656	102,804	102,137	82,575	46,147
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09	$11.74
Value at end of period	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09
Number of accumulation units outstanding at end of period	16,596	15,040	15,285	15,608	35,044	34,393	23,272	10,550
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70	$11.66
Value at end of period	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70
Number of accumulation units outstanding at end of period	25,822	33,930	42,348	43,699	68,029	81,811	83,757	55,782
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.56	$6.94
Value at end of period	$8.11	$7.56
Number of accumulation units outstanding at end of period	3,278	3,684
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.31	$7.07	$11.70	$11.95	$10.90	$9.83	$9.01	$8.59
Value at end of period	$11.52	$9.31	$7.07	$11.70	$11.95	$10.90	$9.83	$9.01
Number of accumulation units outstanding at end of period	33,066	36,775	38,195	50,018	85,781	84,638	96,866	106,846

CFI 96

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.40	$11.43	$14.80	$14.31	$12.86	$12.54
Value at end of period	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	9	4
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35	$10.35
Value at end of period	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35
Number of accumulation units outstanding at end of period	18,612	38,913	18,681	48,791	26,619	11,479	14,920	9,622
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.01	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	70,498	71,028	72,337	86,061	188,203	191,327
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.93	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	9,926	10,193	13,868	18,166	39,657	31,154
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96	$10.56
Value at end of period	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96
Number of accumulation units outstanding at end of period	19,021	18,035	21,547	19,185	34,638	32,500	30,745	29,750
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.88	$8.95	$12.30	$11.82	$10.80
Value at end of period	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	331	405	289	5,463	12,038
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.51	$8.40	$12.77	$12.27	$11.15
Value at end of period	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	937	678	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.57	$8.28	$13.22	$12.62	$11.27
Value at end of period	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	5,814	5,022	6,413	5,302	1,714
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.53	$8.16	$13.64	$12.96	$11.71
Value at end of period	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	15,481	13,924	11,959	10,654	195
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74	$10.53
Value at end of period	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74
Number of accumulation units outstanding at end of period	8,802	6,310	6,207	5,289	6,007	5,749	6,987	7,046

CFI 97

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38	$10.04
Value at end of period	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38
Number of accumulation units outstanding at end of period	9,033	7,943	7,566	7,898	20,364	8,320	6,742	5,864
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55	$10.27
Value at end of period	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55
Number of accumulation units outstanding at end of period	5,120	5,772	5,914	5,957	8,875	8,368	11,479	10,329
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.25	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	64,967	71,671	71,144	82,810	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.97	$11.24	$17.58	$17.15	$14.48	$14.08
Value at end of period	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period	0	0	0	0	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37	$9.96
Value at end of period	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37
Number of accumulation units outstanding at end of period	13,481	12,008	10,647	11,044	33,622	36,029	35,842	32,840
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.30	$6.32	$10.20
Value at end of period	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	21,657	22,785	26,651
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73	$8.39
Value at end of period	$11.72	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73
Number of accumulation units outstanding at end of period	5,869	9,570	9,131	8,489	17,011	16,798	15,273	16,163
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26	$8.92
Value at end of period	$11.66	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26
Number of accumulation units outstanding at end of period	26,478	26,243	30,699	29,700	68,910	69,795	69,112	64,994
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.54	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	30,283	31,412	37,121	55,146	110,104	106,096
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.21	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90	$9.57
Value at end of period	$10.58	$9.21	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90
Number of accumulation units outstanding at end of period	1,064	1,311	1,391	2,011	6,037	4,989	5,718	4,487

CFI 98

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76	$8.315
Value at end of period	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76
Number of accumulation units outstanding at end of period	1,213	1,470	1,679	1,755	5,492	3,091	2,793	2,140	166	49
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.03	$6.97	$11.47	$10.74	$10.08
Value at end of period	$11.01	$9.03	$6.97	$11.47	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	88
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$62.80	$34.75	$67.23	$50.50	$43.28
Value at end of period	$79.31	$62.80	$34.75	$67.23	$50.50
Number of accumulation units outstanding at end of period	0	0	0	0	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.17	$9.10	$15.01	$13.62	$13.19
Value at end of period	$13.59	$12.17	$9.10	$15.01	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	58
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.27	$8.68	$14.47	$13.80	$13.34
Value at end of period	$15.06	$12.27	$8.68	$14.47	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	13

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.40
Value at end of period	$14.17
Number of accumulation units outstanding at end of period	30
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.67	$9.54
Value at end of period	$11.14	$9.67
Number of accumulation units outstanding at end of period	4,017	811
AMANA INCOME FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.01
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.74	$10.50
Value at end of period	$11.26	$10.74
Number of accumulation units outstanding at end of period	172	20

CFI 99

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.20
Value at end of period	$17.49
Number of accumulation units outstanding at end of period	691
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.05	$5.67
Value at end of period	$8.47	$8.05
Number of accumulation units outstanding at end of period	3,884	4,079
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.69
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	469
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.65	$12.08
Value at end of period	$15.80	$12.65
Number of accumulation units outstanding at end of period	210	10
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636	$11.035
Value at end of period	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636
Number of accumulation units outstanding at end of period	7,590	4,895	17,133	22,592	8,537	4,758	16,312	12,992	10,572	8,855
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.84	$6.20	$8.48
Value at end of period	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.03	$6.11	$6.08
Value at end of period	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	0	648	82
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	46,705	35,174	48,805	42,629	30,646	4,677	700
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465	$12.621
Value at end of period	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465
Number of accumulation units outstanding at end of period	3,084,650	214,023	275,711	217,169	383,019	270,004	702,963	578,035	456,743	266,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718	$11.454
Value at end of period	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718
Number of accumulation units outstanding at end of period	74,752	75,945	83,733	172,172	272,073	149,572	825,795	639,168	487,673	292,699
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702
Value at end of period	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034
Number of accumulation units outstanding at end of period	171,423	166,798	222,467	277,105	358,554	240,015	552,845	555,652	505,859	344,985

CFI 100

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429	$10.096
Value at end of period	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429
Number of accumulation units outstanding at end of period	12,641	5,010	8,353	23,873	40,984	23,641	66,264	53,560	24,366	10,450
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31	$11.46
Value at end of period	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31
Number of accumulation units outstanding at end of period	34,310	41,203	39,970	71,611	94,815	55,654	36,672	4,495	2,850
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.12	$6.12	$8.99
Value at end of period	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	27,297	27,145	3,605
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12	$7.96
Value at end of period	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12
Number of accumulation units outstanding at end of period	1,058,659	1,693	13,720	25,283	16,573	6,993	4,113	665	385
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.39	$11.21	$20.00	$17.28	$13.45	$11.59
Value at end of period	$14.23	$13.39	$11.21	$20.00	$17.28	$13.45
Number of accumulation units outstanding at end of period	18,895	19,249	15,110	37,245	22,197	472
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327	$12.058
Value at end of period	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327
Number of accumulation units outstanding at end of period	577,301	195,593	243,823	309,890	465,727	386,523	839,644	713,922	666,708	618,049
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57	$9.65
Value at end of period	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	759,990	34,236	38,972	78,794	83,323	27,529	16,444	1,713
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.25	$6.36	$10.47	$10.69
Value at end of period	$9.32	$8.25	$6.36	$10.47
Number of accumulation units outstanding at end of period	53,140	52,439	61,775	73,986
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$4.73	$3.11	$5.20	$4.40	$4.13	$3.71	$3.78	$2.62	$4.483	$6.538
Value at end of period	$5.57	$4.73	$3.11	$5.20	$4.40	$4.13	$8.77	$3.78	$2.62	$4.483
Number of accumulation units outstanding at end of period	28,027	20,080	35,954	38,251	131,549	159,290	95,262	245,026	174,362	6,940
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.93	$6.72	$9.74
Value at end of period	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	17,573	20,273	17,017

CFI 101

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.34	$6.17	$10.10	$12.35	$10.05
Value at end of period	$10.61	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	6,970	6,100	5,648	1,366	33,884
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.41	$6.78	$9.86
Value at end of period	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	287	63	63
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99	$11.65
Value at end of period	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99
Number of accumulation units outstanding at end of period	6,264	7,027	10,487	7,554	4,188	1,604	2,690	2,354	77
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.58	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	6,783	4,817	7,511	13	5,701	550
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.87	$7.95	$13.56	$9.69
Value at end of period	$13.14	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	45,194	35,739	60,759	44,806
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$8.94	$6.91	$11.14	$10.44	$9.20	$8.55	$7.94	$6.34	$8.497	$10.163
Value at end of period	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$9.62	$7.94	$6.34	$8.497
Number of accumulation units outstanding at end of period	532,361	524,546	664,656	721,454	1,860,531	1,635,914	2,284,441	2,670,006	2,807,208	1,639,326
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569
Value at end of period	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792
Number of accumulation units outstanding at end of period	118,345	134,364	164,902	173,623	380,672	295,687	325,584	270,330	221,565	72,836
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065	$15.183
Value at end of period	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065
Number of accumulation units outstanding at end of period	1,039,992	49,477	60,818	84,389	136,775	123,316	417,849	302,362	218,102	70,046
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27	$11.13
Value at end of period	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27
Number of accumulation units outstanding at end of period	30,944	33,379	38,949	64,201	98,944	59,494	228,857	145,109	82,105	3,181
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218	$11.539
Value at end of period	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218
Number of accumulation units outstanding at end of period	3,384,372	105,761	123,333	131,955	312,992	275,165	389,306	365,592	378,990	128,150

CFI 102

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.55	$5.94	$5.64
Value at end of period	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	8,203	8,207	887
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40	$7.55
Value at end of period	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	2,290,106	46,058	30,523	24,278	39,906	22,429	11,160	241
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.86	$7.46
Value at end of period	$8.91	$7.86
Number of accumulation units outstanding at end of period	2,285	548
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.67	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	9,876	6,878	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21	$9.22
Value at end of period	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21
Number of accumulation units outstanding at end of period	14,501	13,296	35,722	71,135	49,023	8,880	6,378	1,074	18
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.33	$8.95	$12.85	$13.15	$12.56
Value at end of period	$14.27	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	3,322	2,522	2,793	2,405	3,461
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$7.89	$6.00	$9.93	$10.15	$9.26	$8.36	$7.66	$5.58	$8.676	$12.821
Value at end of period	$9.76	$7.89	$6.00	$9.93	$10.15	$9.26	$9.69	$7.66	$5.58	$8.676
Number of accumulation units outstanding at end of period	62,238	39,631	110,334	183,827	197,475	108,588	409,067	493,973	408,520	354,090
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.41	$7.11	$11.24	$10.84	$9.65
Value at end of period	$9.83	$8.41	$7.11	$11.24	$10.84
Number of accumulation units outstanding at end of period	65,790	167,012	178,168	135,851	1,528
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.48	$6.59	$10.23
Value at end of period	$10.12	$8.48	$6.59
Number of accumulation units outstanding at end of period	6,189	1,932	4,453
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.66	$9.26	$18.45	$15.39	$13.03
Value at end of period	$14.32	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	4,852	3,500	3,796	8,001	4,044

CFI 103

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03	$11.43
Value at end of period	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	7,642	4,705	5,214	10,503	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.42	$11.68	$18.87	$14.90	$11.46	$11.00
Value at end of period	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	10,533	12,120	11,870	5,832	13,221	735
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98	$7.52
Value at end of period	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98
Number of accumulation units outstanding at end of period	15,845	4,659	5,275	5,430	4,152	3,063	2,965	3,294	99
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745	$11.396
Value at end of period	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745
Number of accumulation units outstanding at end of period	1,809,945	307,068	422,639	97,084	81,828	79,187	89,013	110,222	109,591	37,494
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.98	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	283,232	403,741	514,069	435,270	656,982	359,165
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.02	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	73,001	77,956	90,415	96,452	122,436	81,732
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.33	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	19,845	15,911	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76	$10.00
Value at end of period	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76
Number of accumulation units outstanding at end of period	108,093	96,815	54,887	36,371	46,474	37,045	32,493	21,807	15,367
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.17	$6.40	$9.21	$9.42
Value at end of period	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	26,087	21,331	78,541	75,660
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.14	$7.39	$11.35	$10.84	$9.52
Value at end of period	$10.55	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	5,460	3,109	2,346	2,500	901

CFI 104

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.06	$7.87	$11.21	$11.25
Value at end of period	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	2,498	1,437	372	2,987
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.30	$7.46	$11.19	$10.65	$10.66
Value at end of period	$10.93	$9.30	$7.46	$11.19	$10.65
Number of accumulation units outstanding at end of period	38,736	65,716	101,160	76,916	300
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.91
Value at end of period	$14.12
Number of accumulation units outstanding at end of period	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.18	$6.65	$6.51
Value at end of period	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	3,979	4,348	2,280
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.88	$10.07
Value at end of period	$13.12	$11.88
Number of accumulation units outstanding at end of period	794	308
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.87	$11.42
Value at end of period	$16.10	$12.87
Number of accumulation units outstanding at end of period	2,401	2,291
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.27	$5.94	$4.91
Value at end of period	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	3,758	6,719	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.78	$6.98	$10.33
Value at end of period	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	1,681	5,001	1,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03	$5.42
Value at end of period	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03
Number of accumulation units outstanding at end of period	24,028	17,864	13,913	9,521	10,645	7,019	5,797	3,497	139
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076	$12.779
Value at end of period	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076
Number of accumulation units outstanding at end of period	82,370	69,771	86,086	93,694	143,057	101,621	274,222	199,373	148,833	36,305

CFI 105

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.86	$8.93	$12.28	$11.81	$10.85
Value at end of period	$12.01	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	50,627	49,677	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.48	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	155,745	167,234	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.54	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	127,897	127,989	139,209	103,555	48,992	603
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.51	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	73,102	71,189	70,952	40,035	22,333	1,320
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.59
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	48
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.58	$6.06
Value at end of period	$9.61	$8.58
Number of accumulation units outstanding at end of period	5,469	2,436
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.15	$9.57	$11.55	$11.04	$10.44
Value at end of period	$12.15	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	28,980	16,993	27,939	21,338	598
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.17	$7.67	$8.14
Value at end of period	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	2	0	132
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83	$11.137
Value at end of period	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83
Number of accumulation units outstanding at end of period	9,720	25,125	35,695	38,095	42,682	25,959	9,644	6,035	5,239	19
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.385	$10.376
Value at end of period	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.385
Number of accumulation units outstanding at end of period	34,093	72,187	132,593	105,049	49,501	11,315	32,265	5,823	6,441	789

CFI 106

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898	$10.501
Value at end of period	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898
Number of accumulation units outstanding at end of period	21,475	105,792	123,282	63,371	69,643	17,880	32,687	12,588	2,506	887
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.39	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	39,730	22,814	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.22	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	161,729	143,813	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01	$11.79
Value at end of period	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	2,867,876	7,954	13,978	13,476	17,404	9,555	3,666	577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911	$13.566
Value at end of period	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911
Number of accumulation units outstanding at end of period	724,950	181,177	219,788	163,563	179,279	94,137	329,385	254,412	195,228	151,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.30	$6.32	$10.20
Value at end of period	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	27,589	21,906	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.92	$6.78	$11.31	$11.11	$10.52
Value at end of period	$9.55	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	174	174	401	228	658
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78
Value at end of period	$13.07	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054
Number of accumulation units outstanding at end of period	14,719	16,986	27,438	35,793	48,017	31,981	103,895	110,101	111,920	82,017
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.77	$10.23	$10.14
Value at end of period	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	2,465	2,407	303
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729	$12.638
Value at end of period	$11.33	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729
Number of accumulation units outstanding at end of period	31,267	23,900	35,708	63,715	130,675	101,031	178,525	175,941	184,641	123,118

CFI 107

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34	$8.18
Value at end of period	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34
Number of accumulation units outstanding at end of period	13,652	15,034	31,411	68,428	59,421	21,710	14,256	3,399	1,949
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.51	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	119,183	223,775	297,636	320,225	408,718	212,266
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.82	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	13,725	8,564	10,438	14,558	11,889	1,607
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.63	$9.75	$13.75	$12.74	$11.26	$10.82
Value at end of period	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	2,669	2,593	2,250	1,221	9,428	807
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.32	$12.02
Value at end of period	$13.77	$12.32
Number of accumulation units outstanding at end of period	1,005	83
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.38	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235
Value at end of period	$9.62	$8.38	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33
Number of accumulation units outstanding at end of period	11,111	11,864	19,489	24,826	28,795	11,914	16,659	16,906	11,934	5,426
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.96	$7.81	$11.25	$10.47	$9.02	$8.62	$7.96	$6.43	$7.667	$9.996
Value at end of period	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$11.02	$7.96	$6.43	$7.667
Number of accumulation units outstanding at end of period	23,181	29,996	41,183	52,059	97,804	66,449	56,091	73,389	70,527	38,497
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.97	$16.85	$15.99	$15.10
Value at end of period	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.37	$5.38
Value at end of period	$9.02	$7.37
Number of accumulation units outstanding at end of period	4,680	6,123
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.17	$5.97
Value at end of period	$11.38	$9.17
Number of accumulation units outstanding at end of period	7,129	5,343
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.69	$9.29	$15.41	$15.42	$13.82	$12.85	$10.42	$8.40	$9.77
Value at end of period	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$14.20	$10.42	$8.40
Number of accumulation units outstanding at end of period	837,019	17,082	19,908	48,286	85,412	55,618	28,499	9,838	5,263

CFI 108

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.01	$6.96	$11.46	$11.07
Value at end of period	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	3,506	350	17	229
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.57	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	16,968	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	14,272	12,580	11,153	15,299	18,907	5,157	309
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89	$11.18	$14.44	$16.65
Value at end of period	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89	$11.18	$14.44
Number of accumulation units outstanding at end of period	19	19	21	68	5	0	479,993	347,227	201,231	71,247
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.52	$14.84	$17.40	$15.95
Value at end of period	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	3	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.14	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	2,009	726	1,958	1,996	3,743	1,918
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.32	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	7,066	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	37,557	23,083	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.22	$5.31	$12.78	$11.08
Value at end of period	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	8,850	6,514	3,485	2,632
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	24,391	24,981	37,620	40,436	31,076	802

CFI 109

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
SMALLCAP WORLD FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.35	$4.76
Value at end of period	$10.38	$8.35
Number of accumulation units outstanding at end of period	17,921	9,844
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	40,232	34,294	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.97	$8.73	$9.06
Value at end of period	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	2,586	1,844	357
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	92,273	73,915	100,071	157,459	122,430	29,025	13,838
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.47	$7.69
Value at end of period	$10.52	$8.47
Number of accumulation units outstanding at end of period	840	1,261
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.62	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	6,247	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.24	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	13,968	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	46,708	46,145	66,477	70,266	46,364	12,891	8,442
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	15,864	9,130	12,045	17,687	11,137	4,724	336

CFI 110

	Condensed Financial Information (continued)

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.01	$12.62
Value at end of period	$14.16	$13.01
Number of accumulation units outstanding at end of period	230	11
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.66	$8.81
Value at end of period	$11.12	$9.66
Number of accumulation units outstanding at end of period	16,016	10,612
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.95	$9.18
Value at end of period	$11.09	$9.95
Number of accumulation units outstanding at end of period	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.74	$10.36
Value at end of period	$11.25	$10.74
Number of accumulation units outstanding at end of period	3,830	5,289
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.00
Value at end of period	$17.41
Number of accumulation units outstanding at end of period	81
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.04	$5.79	$5.71
Value at end of period	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	414	456	27
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.47
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	164
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.63
Value at end of period	$15.79
Number of accumulation units outstanding at end of period	432
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483
Value at end of period	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617
Number of accumulation units outstanding at end of period	96,057	87,780	61,198	7,485	9,904	8,468	14,260	8,298	6,111	4,910

CFI 111

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.84	$6.20	$8.72
Value at end of period	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.02	$6.10	$6.65
Value at end of period	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	3,023	1,354	24
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.14	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	592,960	450,105	247,467	76,631	11,921	2,010
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126
Value at end of period	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444
Number of accumulation units outstanding at end of period	1,428,631	1,369,701	796,912	157,881	235,683	185,887	139,633	94,553	270,820	275,047
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33
Value at end of period	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698
Number of accumulation units outstanding at end of period	690,766	670,535	398,154	72,935	90,355	76,287	69,693	44,084	139,155	126,487
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683
Value at end of period	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012
Number of accumulation units outstanding at end of period	1,703,428	1,361,966	757,026	293,363	237,194	170,019	147,326	121,964	327,266	331,028
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743
Value at end of period	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414
Number of accumulation units outstanding at end of period	290,497	280,635	204,171	24,928	29,808	22,665	28,070	15,332	28,329	23,263
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30	$11.65
Value at end of period	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30
Number of accumulation units outstanding at end of period	383,034	274,513	170,769	137,475	84,756	54,946	21,696	11,901	1,749
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.11	$6.12	$9.08
Value at end of period	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	13,929	12,882	210
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92	$10.01
Value at end of period	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	29,483	26,094	13,474	9,116	5,740	4,006	3,960	2,084
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.36	$11.18	$19.96	$17.25	$13.44	$11.47
Value at end of period	$14.18	$13.36	$11.18	$19.96	$17.25	$13.44
Number of accumulation units outstanding at end of period	46,165	50,756	29,907	19,624	2,112	2,812

CFI 112

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881
Value at end of period	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307
Number of accumulation units outstanding at end of period	345,166	371,665	178,483	32,141	69,738	62,874	82,473	70,493	105,474	123,203
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56	$10.05
Value at end of period	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	73,132	73,234	38,438	50,885	29,394	24,588	17,254	8,963
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.24	$6.35	$10.47	$10.69
Value at end of period	$9.30	$8.24	$6.35	$10.47
Number of accumulation units outstanding at end of period	391,316	370,713	156,092	90,509
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61	$2.68
Value at end of period	$5.54	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61
Number of accumulation units outstanding at end of period	615,303	501,353	188,168	74,341	57,696	45,021	30,326	11,822	4,005
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.92	$6.71	$9.74
Value at end of period	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	40,646	33,812	10,412
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.32	$6.16	$10.09	$12.35	$10.48
Value at end of period	$10.58	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	80,004	54,608	17,158	9,711	584
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.39	$6.77	$10.34	$10.11	$9.63
Value at end of period	$10.44	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	2,934	1,753	272	338	263
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74	$15.42
Value at end of period	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	35,853	26,069	1,456	8,549	5,274	3,326	1,792	332
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.55	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	66,779	48,241	8,082	13	950	267
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.85	$7.94	$13.55	$9.69
Value at end of period	$13.12	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	256,989	245,705	143,706	50,494

CFI 113

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.10
Value at end of period	$15.07
Number of accumulation units outstanding at end of period	6,054
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463
Value at end of period	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482
Number of accumulation units outstanding at end of period	1,228,018	1,184,795	547,477	30,081	148,346	140,633	319,937	322,236	388,659	445,025
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553
Value at end of period	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772
Number of accumulation units outstanding at end of period	533,668	523,931	362,378	52,744	112,469	90,299	88,982	62,412	254,911	232,973
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339
Value at end of period	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038
Number of accumulation units outstanding at end of period	535,891	475,061	317,641	176,445	136,329	103,069	101,889	59,842	26,984	12,404
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057
Value at end of period	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249
Number of accumulation units outstanding at end of period	236,424	202,162	109,681	79,036	71,033	45,936	31,742	27,777	79,252	60,052
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289
Value at end of period	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196
Number of accumulation units outstanding at end of period	841,644	592,617	461,356	203,884	144,331	93,930	139,709	118,161	215,827	162,516
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.55	$4.65
Value at end of period	$8.09	$7.55
Number of accumulation units outstanding at end of period	113,050	88,477
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38	$8.60
Value at end of period	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	56,692	58,284	37,829	72,701	105,505	75,945	23,580	11,681
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.85	$5.40
Value at end of period	$8.89	$7.85
Number of accumulation units outstanding at end of period	4,231	737
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.62	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	64,484	78,429	29,379	22,113	1,028	35
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89	$10.85
Value at end of period	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	32,930	29,059	13,796	11,100	6,637	4,310	2,590	568

CFI 114

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.30	$8.93	$12.83	$13.14	$11.96
Value at end of period	$14.23	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	15,759	14,167	2,584	394	177
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.84	$5.97	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655
Value at end of period	$9.70	$7.84	$5.97	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66
Number of accumulation units outstanding at end of period	330,420	342,706	190,579	21,813	50,828	52,773	49,435	40,780	116,847	110,098
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.40	$7.10	$11.23	$10.84	$9.97
Value at end of period	$9.80	$8.40	$7.10	$11.23	$10.84
Number of accumulation units outstanding at end of period	1,173,235	882,660	592,200	499,988	20
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.47	$6.59	$10.23
Value at end of period	$10.11	$8.47	$6.59
Number of accumulation units outstanding at end of period	42,697	39,828	1,170
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.63	$9.24	$18.42	$15.38	$13.14
Value at end of period	$14.28	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	22,442	19,594	12,132	6,125	368
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03	$11.20
Value at end of period	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	6,791	7,185	6,642	15,526	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.38	$11.66	$18.84	$14.89	$11.80
Value at end of period	$17.38	$15.38	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	29,993	43,760	12,348	5,049	431
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47	$8.67
Value at end of period	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	41,176	34,192	22,955	28,995	6,089	4,169	2,003	101
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354
Value at end of period	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724
Number of accumulation units outstanding at end of period	1,446,917	1,544,742	1,668,292	1,019,237	402,564	105,754	127,471	52,087	360,337	319,092
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	1,528,825	1,476,236	935,361	380,065	326,595	139,999
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.88	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	555,674	419,708	223,198	99,176	68,831	50,790

CFI 115

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.30	$8.96	$11.64	$11.39	$10.75
Value at end of period	$15.10	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	45,393	40,136	3,810	3,174	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12	$10.86
Value at end of period	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	295,059	266,776	148,197	277,474	167,215	107,969	51,419	13,179
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.15	$6.39	$9.21	$9.41
Value at end of period	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	268,240	237,202	95,175	176,116
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.12	$7.38	$11.34	$10.84	$10.52
Value at end of period	$10.53	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	575,912	267,102	208,049	122,855	308
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.04	$7.86	$11.20	$10.62	$10.04
Value at end of period	$15.42	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	29,775	21,994	2,870	370	9
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.28	$7.45	$11.18	$11.94
Value at end of period	$10.90	$9.28	$7.45	$11.18
Number of accumulation units outstanding at end of period	576,173	496,216	379,481	309,079
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.58	$10.71
Value at end of period	$14.10	$12.58
Number of accumulation units outstanding at end of period	3,631	4,704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.18	$6.11
Value at end of period	$9.11	$8.18
Number of accumulation units outstanding at end of period	25,899	29,473
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.87	$10.06
Value at end of period	$13.11	$11.87
Number of accumulation units outstanding at end of period	4,431	4,201
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.87	$11.42
Value at end of period	$16.09	$12.87
Number of accumulation units outstanding at end of period	9,413	9,673

CFI 116

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.27	$5.57
Value at end of period	$10.28	$8.27
Number of accumulation units outstanding at end of period	1,511	211
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.77	$6.98	$10.03
Value at end of period	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	18,072	1,951	1,494
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03	$7.84
Value at end of period	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03
Number of accumulation units outstanding at end of period	216,613	137,214	101,610	56,833	24,253	11,518	9,229	12,373	2,452
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633
Value at end of period	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052
Number of accumulation units outstanding at end of period	126,681	125,383	57,445	16,853	26,633	23,649	41,749	28,666	19,390	14,063
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.83	$8.91	$12.27	$11.80	$10.95
Value at end of period	$11.97	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	115,518	89,970	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.46	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	231,501	151,115	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.52	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	186,691	140,234	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.48	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	152,792	112,069	12,259	7,940	2,319	1
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.91
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	3,092
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.12	$9.55	$11.54	$11.03	$10.30
Value at end of period	$12.11	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	34,806	14,482	5,294	227	67

CFI 117

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.16	$7.67	$7.49
Value at end of period	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	5,360	184	42
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146
Value at end of period	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811
Number of accumulation units outstanding at end of period	13,344	10,350	948	2,107	1,901	2,315	8,025	5,924	46,947	68,036
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66
Value at end of period	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368
Number of accumulation units outstanding at end of period	72,964	42,306	34,645	27,840	7,638	7,130	314,739	281,343	257,890	251,064
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693
Value at end of period	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88
Number of accumulation units outstanding at end of period	103,272	83,557	25,795	35,711	3,365	4,061	116,260	102,180	100,042	88,214
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.36	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	239,156	203,923	43,204	17,163	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.19	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	999,962	954,280	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01	$11.63
Value at end of period	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	63,972	65,316	11,779	14,502	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329
Value at end of period	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89
Number of accumulation units outstanding at end of period	393,800	379,512	176,700	157,029	175,551	139,251	73,938	47,933	20,648	16,816
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.29	$6.31	$10.20
Value at end of period	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	754,143	628,074	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$8.90	$6.77	$11.30	$11.10	$9.36
Value at end of period	$9.53	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	13,638	13,017	2,178	1,938	102
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761
Value at end of period	$12.99	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034
Number of accumulation units outstanding at end of period	187,327	160,006	84,039	3,779	17,274	15,547	23,225	24,938	22,923	22,070

CFI 118

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.76	$10.23	$9.93
Value at end of period	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	3,488	1,919	6
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.75	$7.96
Value at end of period	$12.26	$10.75
Number of accumulation units outstanding at end of period	1,060	386
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355
Value at end of period	$11.26	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711
Number of accumulation units outstanding at end of period	154,072	169,455	95,392	6,148	36,134	32,882	73,274	67,671	95,320	100,082
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75	$9.80
Value at end of period	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	208,757	205,955	150,798	19,545	11,449	3,522	1,847	390
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.48	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	1,122,959	929,226	685,885	345,350	372,014	124,966
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.80	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	55,638	51,881	26,602	16,797	800	215
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.61	$9.73	$13.73	$12.73	$11.25	$10.84
Value at end of period	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	14,237	8,258	2,676	1,394	429	141
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.31	$10.22
Value at end of period	$13.76	$12.31
Number of accumulation units outstanding at end of period	119	32
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.34	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224
Value at end of period	$9.57	$8.34	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317
Number of accumulation units outstanding at end of period	131,960	129,544	73,509	11,416	9,882	4,864	8,139	5,328	3,966	3,349
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987
Value at end of period	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657
Number of accumulation units outstanding at end of period	113,684	98,470	48,015	16,224	13,763	4,835	4,680	3,382	3,727	2,707
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436
Value at end of period	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668
Number of accumulation units outstanding at end of period	540	540	15	15	15	15	58,434	40,977	258,351	278,332

CFI 119

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381
Value at end of period	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057
Number of accumulation units outstanding at end of period	97	97	15	15	15	15	99,290	104,529	279,955	259,793
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.86	$17.26
Value at end of period	$20.23	$18.86
Number of accumulation units outstanding at end of period	161	161
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.19	$9.24
Value at end of period	$12.73	$11.19
Number of accumulation units outstanding at end of period	75	75
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994
Value at end of period	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784
Number of accumulation units outstanding at end of period	254	254	15	15	15	15	108,910	106,849	275,741	272,886
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.36	$5.36	$8.77	$9.10
Value at end of period	$9.00	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	1,076	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.17	$6.49
Value at end of period	$11.36	$9.17
Number of accumulation units outstanding at end of period	827	176
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41	$8.92
Value at end of period	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	132,834	132,172	30,324	24,028	14,824	11,068	5,983	2,115
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.00	$6.95	$11.45	$10.97
Value at end of period	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	16,146	11,996	8	66
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.53	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	48,340	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	60,124	61,858	20,675	22,189	6,159	4,533	111
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$17.42	$14.76	$17.31	$15.89	$14.88	$15.58	$13.51	$11.51	$10.79	$10.36
Value at end of period	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$14.58	$13.51	$11.51	$10.79
Number of accumulation units outstanding at end of period	165	165	0	0	0	0	28,121	13,110	5,754	4,592

CFI 120

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.11	$8.15	$13.20	$13.45	$12.73
Value at end of period	$13.63	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	29,361	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	26,858	32,073	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.12	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	78,170	71,711	18,274	5,882	1,834	229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.21	$5.31	$12.78	$11.33
Value at end of period	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	23,361	22,810	6,545	2,145	613	263	63
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.35	$5.47	$10.16
Value at end of period	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	1,024	1,383	12
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	67,680	59,288	23,051	9,108	1,620	474	136
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.96	$8.73	$9.84
Value at end of period	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	18,186	12,569	783
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	476,942	422,408	119,542	92,758	25,591	9,507	4,320
THE HARTFORD CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.59
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	16,540

CFI 121

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
THE HARTFORD DIVIDEND AND GROWTH FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.29
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	4,159
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.46	$5.69	$10.52	$10.83
Value at end of period	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	10,341	7,389	1,375	853
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.58	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	788,983	559,973	318,946	158,868	46,024	14,776
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	130,643	93,492	29,736	9,575	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	197,389	177,188	40,223	22,702	1,909	501	109
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	50,018	45,701	2,998	5,107	2,697	890	156

TABLE 15
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.00	$10.85
Value at end of period	$14.14	$13.00
Number of accumulation units outstanding at end of period	826	58
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.65	$8.05
Value at end of period	$11.11	$9.65
Number of accumulation units outstanding at end of period	4,041	1,211

CFI 122

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.94	$8.43
Value at end of period	$11.08	$9.94
Number of accumulation units outstanding at end of period	1,702	1,653
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.73	$10.21
Value at end of period	$11.24	$10.73
Number of accumulation units outstanding at end of period	8,014	10
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.50
Value at end of period	$17.33
Number of accumulation units outstanding at end of period	373
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.03	$5.78	$10.44
Value at end of period	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	2,252	461	431
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.64	$11.95
Value at end of period	$15.78	$12.64
Number of accumulation units outstanding at end of period	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468
Value at end of period	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598
Number of accumulation units outstanding at end of period	47,040	78,696	86,795	97,790	115,155	145,181	171,058	58,483	32,527	31,092
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.83	$6.19	$8.97
Value at end of period	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.01	$6.10	$8.87
Value at end of period	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	154	430	17
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	139,279	328,320	297,411	278,450	236,077	173,737	14,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109
Value at end of period	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423
Number of accumulation units outstanding at end of period	418,695	759,567	797,105	941,729	994,100	923,799	855,661	297,548	199,144	168,313
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315
Value at end of period	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679
Number of accumulation units outstanding at end of period	194,844	302,711	343,187	434,592	477,516	472,995	493,970	276,485	208,439	170,131

CFI 123

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664
Value at end of period	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991
Number of accumulation units outstanding at end of period	194,985	290,339	393,530	526,777	544,267	620,174	813,947	418,415	290,780	230,639
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729
Value at end of period	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399
Number of accumulation units outstanding at end of period	37,223	35,798	41,798	54,406	49,823	58,637	70,858	46,371	30,199	19,219
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30	$11.60
Value at end of period	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30
Number of accumulation units outstanding at end of period	38,003	51,356	54,529	73,488	87,801	90,577	95,936	21,929	5,041
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.10	$6.12	$9.21
Value at end of period	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	13,970	22,733	10,065
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11	$9.51
Value at end of period	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11
Number of accumulation units outstanding at end of period	5,971	4,767	14,960	18,907	34,265	34,192	25,835	9,750	43
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.32	$11.15	$19.93	$17.23	$13.43	$11.73	$9.94
Value at end of period	$14.13	$13.32	$11.15	$19.93	$17.23	$13.43	$11.73
Number of accumulation units outstanding at end of period	21,105	18,393	25,169	28,914	36,831	13,308	1,273
ING BALANCED PORTFOLIO
Value at beginning of period	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.865
Value at end of period	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286
Number of accumulation units outstanding at end of period	168,867	188,224	291,415	361,575	333,481	396,263	958,541	732,352	435,256	224,542
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72	$8.76
Value at end of period	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72
Number of accumulation units outstanding at end of period	34,231	33,021	31,644	43,502	40,252	42,156	20,156	9,295	1,512
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.23	$6.35	$10.47	$10.69
Value at end of period	$9.28	$8.23	$6.35	$10.47
Number of accumulation units outstanding at end of period	92,509	114,731	193,916	218,478
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851
Value at end of period	$5.51	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476
Number of accumulation units outstanding at end of period	41,264	142,664	121,347	189,110	253,575	253,811	268,681	97,529	45,733	33,874
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.92	$6.71	$9.74
Value at end of period	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	27,405	36,167	44,813

CFI 124

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.31	$6.16	$10.08	$12.34	$10.20
Value at end of period	$10.56	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	21,428	18,557	16,290	17,287	15,513
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.37	$6.76	$10.33	$10.20
Value at end of period	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	4,755	3,998	5,249	4,878
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73	$12.38
Value at end of period	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	3,972	5,872	6,351	7,992	8,832	7,510	7,819	3,048
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.52	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$15.96	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	31,423	27,094	23,761	19,145	12,522	1,199
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.84	$7.94	$13.54	$9.69
Value at end of period	$13.09	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	88,393	110,615	111,388	132,275
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45
Value at end of period	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467
Number of accumulation units outstanding at end of period	545,563	549,968	743,352	1,200,881	1,310,593	1,507,404	1,973,731	1,655,663	1,243,825	962,324
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536
Value at end of period	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753
Number of accumulation units outstanding at end of period	226,176	381,827	427,312	449,198	580,790	665,283	765,777	261,291	216,543	199,252
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319
Value at end of period	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011
Number of accumulation units outstanding at end of period	105,531	148,139	158,219	224,125	270,615	303,738	315,250	139,628	93,138	46,085
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042
Value at end of period	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229
Number of accumulation units outstanding at end of period	62,317	63,494	71,338	123,641	181,030	183,735	172,604	61,911	39,601	20,121
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274
Value at end of period	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174
Number of accumulation units outstanding at end of period	110,443	367,914	411,319	366,287	436,561	423,773	536,525	295,020	184,031	140,186
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.54	$5.94	$8.83
Value at end of period	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	11,456	14,166	379

CFI 125

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04	$10.17
Value at end of period	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04
Number of accumulation units outstanding at end of period	29,244	44,888	47,593	65,781	82,905	81,125	61,311	7,980	4,828
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.84	$5.79	$10.79
Value at end of period	$8.87	$7.84	$5.79
Number of accumulation units outstanding at end of period	2,855	993	2,486
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.57	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	12,101	13,226	12,659	25,425	17,893	5,768
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20	$8.87
Value at end of period	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20
Number of accumulation units outstanding at end of period	18,252	18,431	20,708	24,470	53,619	51,464	38,819	14,670	1,321
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.27	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	1,238	1,201	1,369	2,727	1,452	42
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.80	$5.94	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64
Value at end of period	$9.64	$7.80	$5.94	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645
Number of accumulation units outstanding at end of period	220,900	236,947	291,857	367,687	502,477	572,510	704,953	341,696	210,946	189,892
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.38	$7.09	$11.22	$10.83	$10.10
Value at end of period	$9.78	$8.38	$7.09	$11.22	$10.83
Number of accumulation units outstanding at end of period	87,997	131,609	142,736	338,956	4,227
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.46	$6.59	$10.23
Value at end of period	$10.09	$8.46	$6.59
Number of accumulation units outstanding at end of period	13,967	4,064	3,312
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.60	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	4,034	5,628	7,282	9,438	6,034	1,837
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02	$11.03
Value at end of period	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	20,538	13,610	17,715	43,263	36,420	48,228	30,504	6,111

CFI 126

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.35	$11.64	$18.81	$14.87	$11.45	$10.14
Value at end of period	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	13,702	15,936	18,545	33,199	20,127	10,300
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97	$7.19
Value at end of period	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97
Number of accumulation units outstanding at end of period	5,907	6,677	8,901	9,444	7,995	6,144	7,440	2,202	16
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339
Value at end of period	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703
Number of accumulation units outstanding at end of period	1,072,504	1,141,077	1,104,773	1,333,041	1,145,843	791,902	729,218	568,367	436,910	291,538
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.92	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	443,653	515,307	618,431	851,113	982,910	1,034,639
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.85	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	119,205	145,462	184,287	246,557	275,969	358,804
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.27	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	19,877	22,140	19,366	17,645	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76	$10.20
Value at end of period	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76
Number of accumulation units outstanding at end of period	87,961	100,325	90,948	84,244	152,071	124,219	82,791	24,375	3,622
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.14	$6.38	$9.20	$9.41
Value at end of period	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	129,660	149,889	169,128	301,113
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.11	$7.37	$11.33	$10.83	$9.83
Value at end of period	$10.50	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	13,630	10,548	8,355	39,398	8,424
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.01	$7.84	$11.19	$10.61	$9.90
Value at end of period	$15.38	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	8,524	9,066	2,290	2,824	1,562

CFI 127

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.27	$7.44	$11.17	$10.64	$9.59
Value at end of period	$10.88	$9.27	$7.44	$11.17	$10.64
Number of accumulation units outstanding at end of period	45,712	85,668	95,970	80,831	969
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.58	$10.71
Value at end of period	$14.09	$12.58
Number of accumulation units outstanding at end of period	3,183	2,214
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.17	$6.65	$9.18
Value at end of period	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	2,987	3,627	175
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.87	$10.06
Value at end of period	$13.10	$11.87
Number of accumulation units outstanding at end of period	719	404
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.42
Value at end of period	$16.08	$12.86
Number of accumulation units outstanding at end of period	6,058	5,337
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.26	$5.94	$10.15
Value at end of period	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	1,287	961	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.77	$6.97	$9.16
Value at end of period	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	6,568	1,129	234
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002
Value at beginning of period	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02	$6.79
Value at end of period	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02
Number of accumulation units outstanding at end of period	10,359	4,911	5,512	8,124	10,349	4,285	14,064	6,540	97
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616
Value at end of period	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029
Number of accumulation units outstanding at end of period	89,391	94,326	103,891	152,271	178,677	204,020	279,249	124,415	68,464	40,459
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.81	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	40,744	48,449	88,111	44,810	5,274	326

CFI 128

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.43	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	77,216	103,007	166,859	75,727	23,475	200
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.49	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	66,397	63,674	144,871	71,265	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.46	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	94,420	82,415	108,425	42,156	3,580	3,878
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.62
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	41
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.57	$6.94	$9.12
Value at end of period	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	4,076	6,279	5,382
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.10	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	7,640	5,121	12,606	3,236	446	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.16	$7.66	$9.34
Value at end of period	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	5,530	6,851	2,162
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132
Value at end of period	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791
Number of accumulation units outstanding at end of period	22,439	30,448	38,507	55,720	63,261	72,425	78,485	54,391	39,383	35,172
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646
Value at end of period	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352
Number of accumulation units outstanding at end of period	66,109	76,887	114,956	131,147	181,504	187,474	176,297	115,951	44,530	28,974
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679
Value at end of period	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862
Number of accumulation units outstanding at end of period	57,253	84,892	111,873	138,468	169,717	155,405	123,947	81,971	56,940	56,179
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.33	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	75,997	109,672	79,771	62,240	60,959	10,860

CFI 129

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.42	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	236,589	244,911	320,540	427,747	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00	$12.20
Value at end of period	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	32,718	28,514	29,594	43,509	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312
Value at end of period	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868
Number of accumulation units outstanding at end of period	155,494	215,962	250,548	303,391	331,352	341,897	432,105	215,591	151,073	130,866
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.28	$6.31	$10.20
Value at end of period	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	199,699	227,497	243,351
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.88	$6.76	$11.29	$11.10	$9.41
Value at end of period	$9.50	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	2,071	2,600	1,998	1,556	418
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741
Value at end of period	$12.91	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014
Number of accumulation units outstanding at end of period	48,364	60,123	82,622	157,173	151,622	202,063	271,878	192,733	159,492	149,887
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.75	$10.22	$9.92
Value at end of period	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	9,822	2,550	9
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339
Value at end of period	$11.19	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694
Number of accumulation units outstanding at end of period	69,470	98,232	117,323	155,496	165,287	180,298	207,964	135,423	111,297	89,232
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34	$9.34
Value at end of period	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34
Number of accumulation units outstanding at end of period	21,505	38,133	46,060	63,987	77,053	75,990	55,049	15,519	715
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.45	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	233,613	282,865	375,079	445,193	428,146	464,730
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.77	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	10,102	16,026	18,099	24,646	21,331	6,844

CFI 130

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.58	$9.71	$13.71	$12.72	$11.25	$10.23
Value at end of period	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	9,486	9,253	10,863	81,170	22,179	3,414
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.31	$11.00
Value at end of period	$13.75	$12.31
Number of accumulation units outstanding at end of period	1,819	56
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.29	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214
Value at end of period	$9.51	$8.29	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305
Number of accumulation units outstanding at end of period	33,581	37,225	53,838	65,751	79,449	47,620	57,773	37,538	25,008	22,118
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979
Value at end of period	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646
Number of accumulation units outstanding at end of period	35,048	41,661	62,975	93,939	103,955	69,589	67,047	54,466	42,490	37,707
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418
Value at end of period	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643
Number of accumulation units outstanding at end of period	1	143	120	747	434	426	483,684	201,194	160,711	160,844
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357
Value at end of period	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037
Number of accumulation units outstanding at end of period	818	943	1,027	1,368	1,497	1,635	799,977	506,569	389,399	329,052
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104
Value at end of period	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879
Number of accumulation units outstanding at end of period	537	602	605	595	410	376	239,642	177,586	149,896	125,912
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10	$7.72	$10.58	$14.16
Value at end of period	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10	$7.72	$10.58
Number of accumulation units outstanding at end of period	1,000	971	1,142	1,056	1,033	1,003	605,402	404,628	351,428	327,186
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976
Value at end of period	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764
Number of accumulation units outstanding at end of period	916	1,045	1,086	1,335	1,736	1,889	1,004,141	599,951	525,469	454,510
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.35	$5.35	$5.84
Value at end of period	$8.98	$7.35	$5.35
Number of accumulation units outstanding at end of period	297	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.16	$7.18	$6.63
Value at end of period	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	1,196	369	7
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39	$9.55
Value at end of period	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39
Number of accumulation units outstanding at end of period	44,088	51,979	59,386	103,690	120,995	114,100	69,460	18,241	3,206

CFI 131

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.98	$6.94	$11.44	$10.73	$9.73
Value at end of period	$10.93	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	19,524	5,321	3,092	1,589	110
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	25,351	29,281	30,287	33,478	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	41,715	91,719	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388	$16.473
Value at end of period	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388
Number of accumulation units outstanding at end of period	3,210	3,320	3,312	3,477	1,889	3,397	340,029	157,387	60,038	41,410
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767	$10.342
Value at end of period	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767
Number of accumulation units outstanding at end of period	3,607	3,648	3,648	3,648	3,714	3,714	81,307	28,496	9,372	4,338
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.09	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	5,766	5,506	6,550	5,173	5,910	1,039
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	15,643	276,306	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	73,349	66,791	65,949	40,896	116,096	76,173	32,096
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.20	$5.30	$12.78	$10.35
Value at end of period	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	12,172	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	11,512	11,165	16,192	24,388	22,875	17,785	11,737
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.34	$5.47	$8.73
Value at end of period	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	5,036	2,558	1,353

CFI 132

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	61,322	68,133	63,946	45,480	66,512	38,203	7,507
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.96	$8.73	$9.99
Value at end of period	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	4,938	1,829	762
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	224,794	430,521	419,556	373,683	333,928	262,097	66,111
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.45	$5.68	$10.52	$10.05
Value at end of period	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	7,376	8,064	6,649	5,410
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	64,885	66,124	60,884	51,124	39,537	14,624	5,665
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	29,556	63,317	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	80,860	79,484	86,040	113,992	136,031	84,393	23,930
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	21,192	28,496	29,936	38,258	60,044	39,317	16,063

CFI 133

	Condensed Financial Information (continued)

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.00	$12.14
Value at end of period	$14.13	$13.00
Number of accumulation units outstanding at end of period	4,297	3,577
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.65	$7.89
Value at end of period	$11.10	$9.65
Number of accumulation units outstanding at end of period	151,347	76,424
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.94	$8.26
Value at end of period	$11.07	$9.94
Number of accumulation units outstanding at end of period	477,897	251,187
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.73	$10.18
Value at end of period	$11.23	$10.73
Number of accumulation units outstanding at end of period	80,968	24,428
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.00
Value at end of period	$17.24
Number of accumulation units outstanding at end of period	1,129
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.02	$4.53
Value at end of period	$8.43	$8.02
Number of accumulation units outstanding at end of period	2,918	3,232
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.06
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	3,546
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.52
Value at end of period	$15.77
Number of accumulation units outstanding at end of period	7,031
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453
Value at end of period	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579
Number of accumulation units outstanding at end of period	39,321	44,680	63,655	99,844	106,689	150,106	144,238	93,436	80,766	74,558

CFI 134

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.83	$6.19	$8.95
Value at end of period	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.01	$6.10	$6.32
Value at end of period	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	1,954	1,120	1,334
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	1,060,345	1,022,503	953,034	92,027	100,140	63,726	24,396
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092
Value at end of period	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403
Number of accumulation units outstanding at end of period	1,151,653	1,158,332	1,521,977	826,574	1,035,000	875,083	779,690	602,509	483,725	497,660
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30
Value at end of period	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66
Number of accumulation units outstanding at end of period	254,136	280,525	460,360	360,973	518,776	459,602	789,313	454,343	295,154	262,004
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645
Value at end of period	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969
Number of accumulation units outstanding at end of period	263,349	280,771	639,981	396,388	584,248	961,412	1,072,839	748,473	599,168	581,233
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715
Value at end of period	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384
Number of accumulation units outstanding at end of period	55,195	52,510	84,326	73,787	79,607	40,421	45,057	29,083	9,160	17,807
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$10.14
Value at end of period	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	139,851	136,278	164,813	33,243	38,569	24,593	20,723	15,642	5,223
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.10	$6.12	$9.21
Value at end of period	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	203,522	152,685	82,595
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$7.77
Value at end of period	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	22,573	27,781	32,019	3,326	5,263	4,552	3,893	172
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.28	$11.13	$19.89	$17.21	$13.42	$11.49
Value at end of period	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42
Number of accumulation units outstanding at end of period	62,116	81,328	138,663	9,774	8,063	416

CFI 135

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85
Value at end of period	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266
Number of accumulation units outstanding at end of period	333,810	343,744	604,119	434,958	608,169	755,450	822,427	473,075	402,962	553,197
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$10.02
Value at end of period	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	185,378	183,225	170,721	15,477	25,932	18,118	11,693	3,532	921
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.22	$6.34	$10.46	$10.69
Value at end of period	$9.26	$8.22	$6.34	$10.46
Number of accumulation units outstanding at end of period	88,140	89,341	283,824	145,956
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.00
Value at end of period	$5.48	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472
Number of accumulation units outstanding at end of period	257,564	205,833	228,909	103,478	182,139	208,991	209,456	150,698	99,345	85,593
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.91	$6.71	$9.74
Value at end of period	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	131,857	193,885	233,095
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.29	$6.15	$10.07	$12.34	$10.51
Value at end of period	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	138,998	106,008	94,090	12,392	11,100
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.36	$6.75	$10.32	$10.10	$8.96
Value at end of period	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	24,922	16,986	8,908	0	487
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97	$12.14
Value at end of period	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97
Number of accumulation units outstanding at end of period	33,519	24,340	30,407	2,366	1,959	1,352	2,786	2,753	294
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.49	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	222,751	137,504	103,266	2,553	4,123	2,711
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.82	$7.93	$13.54	$9.69
Value at end of period	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	269,124	262,130	337,277	95,712

CFI 136

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.92
Value at end of period	$14.93
Number of accumulation units outstanding at end of period	451
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436
Value at end of period	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451
Number of accumulation units outstanding at end of period	1,393,253	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110	2,493,572	2,473,992	3,065,150
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.59	$6.66	$10.78	$10.64
Value at end of period	$9.70	$8.59	$6.66	$10.78
Number of accumulation units outstanding at end of period	529	468	468	201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52
Value at end of period	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733
Number of accumulation units outstanding at end of period	541,294	650,196	842,036	573,015	837,326	1,143,349	1,294,852	868,786	624,067	606,972
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299
Value at end of period	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984
Number of accumulation units outstanding at end of period	264,333	282,192	406,073	239,802	327,732	295,305	442,115	200,049	128,488	73,913
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028
Value at end of period	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209
Number of accumulation units outstanding at end of period	126,032	133,955	186,984	151,646	235,604	233,764	210,974	133,344	75,207	16,255
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.88
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	33
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.30
Value at end of period	$13.71
Number of accumulation units outstanding at end of period	2,028
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.98
Value at end of period	$14.13
Number of accumulation units outstanding at end of period	210
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.97
Value at end of period	$14.57
Number of accumulation units outstanding at end of period	34
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259
Value at end of period	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152
Number of accumulation units outstanding at end of period	350,087	315,118	373,089	309,498	367,108	520,906	563,725	300,265	306,789	279,302

CFI 137

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.53	$5.94	$8.33
Value at end of period	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	90,876	90,419	2,270
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564	$9.564
Value at end of period	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564
Number of accumulation units outstanding at end of period	81,607	71,956	79,305	48,074	45,801	94,299	390,090	94,157	69,184	42
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.83	$5.78	$9.48
Value at end of period	$8.86	$7.83	$5.78
Number of accumulation units outstanding at end of period	36,396	29,196	21,333
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.52	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	10,438	7,844	31,688	8,604	11,402	5,360
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$9.09
Value at end of period	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	73,277	101,952	108,133	9,523	13,388	19,887	7,011	127	576
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.25	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	6,007	1,062	8,400	745	2,574	6
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.75	$5.90	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625
Value at end of period	$9.58	$7.75	$5.90	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629
Number of accumulation units outstanding at end of period	268,544	243,577	377,307	376,466	525,292	511,677	682,535	538,409	475,522	646,311
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.36	$7.08	$11.21	$11.00
Value at end of period	$9.76	$8.36	$7.08	$11.21
Number of accumulation units outstanding at end of period	344,850	391,456	640,100	210,961
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.45	$6.59	$10.23
Value at end of period	$10.08	$8.45	$6.59
Number of accumulation units outstanding at end of period	27,934	15,883	20,525
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.57	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	25,851	22,212	19,952	4,331	1,500	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02	$11.58
Value at end of period	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	48,757	48,691	47,571	12,278	12,869	9,980	6,296	236

CFI 138

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.31	$11.62	$18.79	$14.86	$11.45	$10.11
Value at end of period	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	69,789	73,485	101,396	13,079	7,192	71
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$6.85
Value at end of period	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	69,771	50,647	75,661	9,272	7,509	3,989	2,680	2,104	427
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324
Value at end of period	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682
Number of accumulation units outstanding at end of period	899,211	970,300	1,480,503	440,028	534,137	649,862	629,605	317,874	374,628	354,705
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.27	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	998,274	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.92	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	336,525	339,095	395,254	209,431	244,612	375,989
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.24	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	41,094	5,699	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.09
Value at end of period	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	583,214	397,514	221,434	66,542	82,834	70,060	65,092	55,353	47,380
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.13	$6.37	$9.19	$9.40
Value at end of period	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	548,434	594,344	864,613	70,920
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.09	$7.36	$11.32	$10.83	$9.75
Value at end of period	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	46,557	28,032	27,694	5,966	1,004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.99	$7.83	$11.18	$10.61	$10.05
Value at end of period	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	29,807	19,798	16,238	784	23

CFI 139

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.25	$7.43	$11.16	$10.63	$9.40
Value at end of period	$10.85	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	300,949	306,000	360,540	60,557	510
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.58	$10.71
Value at end of period	$14.08	$12.58
Number of accumulation units outstanding at end of period	3,093	2,646
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.16	$6.65	$9.13
Value at end of period	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	21,744	32,908	5,301
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.87	$10.06
Value at end of period	$13.09	$11.87
Number of accumulation units outstanding at end of period	3,041	1,212
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.42
Value at end of period	$16.06	$12.86
Number of accumulation units outstanding at end of period	4,865	5,307
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.25	$5.93	$9.30
Value at end of period	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	17,921	6,650	2,501
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.76	$6.97	$10.28
Value at end of period	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	5,896	3,164	3,258
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$5.02
Value at end of period	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	19,422	17,400	26,986	6,510	7,429	65,857	52,533	1,594	62
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60
Value at end of period	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005
Number of accumulation units outstanding at end of period	187,959	192,450	256,520	181,163	254,506	337,873	522,075	389,816	303,005	216,922
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.78	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	331,833	247,572	135,591	6,685	74,167	30,296

CFI 140

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.41	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	475,988	334,408	226,390	431	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.47	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	303,106	191,834	67,801	1,449	34,728	21,510
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.44	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	102,886	64,778	53,974	1,595	21,098	3,675
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.15
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	49
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.56	$6.22
Value at end of period	$9.58	$8.56
Number of accumulation units outstanding at end of period	11,925	7,711
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.07	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	28,965	17,153	7,502	5,311	4,759	803
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.15	$7.28
Value at end of period	$10.10	$9.15
Number of accumulation units outstanding at end of period	7,405	4,544
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117
Value at end of period	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772
Number of accumulation units outstanding at end of period	88,434	103,068	62,489	52,302	52,965	87,089	88,761	50,090	41,646	66,844
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633
Value at end of period	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335
Number of accumulation units outstanding at end of period	157,737	127,113	107,713	145,102	190,981	196,972	262,632	220,664	196,708	214,583
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665
Value at end of period	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845
Number of accumulation units outstanding at end of period	200,997	163,277	108,882	153,565	188,886	217,838	291,049	164,824	152,277	220,372
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.31	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	2,599,970	2,125,620	1,635,362	30,674	24,334	7,319

CFI 141

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.38	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	291,041	304,509	632,228	402,625	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	40,795	31,298	39,616	9,373	15,941	9,686	5,926
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295
Value at end of period	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847
Number of accumulation units outstanding at end of period	174,503	174,569	347,979	340,260	439,098	536,029	504,970	331,183	289,027	337,910
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.27	$6.31	$10.20
Value at end of period	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	122,763	108,190	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.87	$6.75	$11.28	$11.10	$9.70
Value at end of period	$9.48	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	9,110	17,591	23,634	2,428	913
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722
Value at end of period	$12.83	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995
Number of accumulation units outstanding at end of period	111,730	113,352	181,450	78,020	112,115	100,646	218,187	143,878	127,395	183,731
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.74	$10.22	$9.75
Value at end of period	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	7,470	14,755	17
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.69	$8.54	$13.68	$13.09	$12.26
Value at end of period	$12.18	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	2,525	1,798	1,573	1,266	123
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323
Value at end of period	$11.12	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676
Number of accumulation units outstanding at end of period	106,653	102,822	200,877	172,991	214,135	181,079	230,728	168,816	139,706	179,677
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$9.53
Value at end of period	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	197,947	316,125	391,247	55,791	98,981	88,490	74,285	28,893	6,478
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.72	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	467,086	546,167	855,619	619,911	958,188	718,791

CFI 142

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.75	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	82,935	64,296	69,651	1,531	8,864	4,812
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.55	$9.69	$13.69	$12.71	$11.24	$10.71
Value at end of period	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	27,670	37,738	34,264	2,698	5,436	7
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.30	$10.15
Value at end of period	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,250	420
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204
Value at end of period	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292
Number of accumulation units outstanding at end of period	38,890	37,250	69,733	26,140	40,655	51,713	42,250	20,975	20,470	23,785
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97
Value at end of period	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636
Number of accumulation units outstanding at end of period	58,781	68,830	96,142	45,949	61,296	37,373	50,383	54,338	52,557	106,589
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399
Value at end of period	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618
Number of accumulation units outstanding at end of period	0	0	531	15	16	16	807,821	557,555	467,095	498,520
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.48	$10.77	$18.84
Value at end of period	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.64	$16.59	$15.86
Value at end of period	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	163
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.24	$7.49	$13.38
Value at end of period	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.34	$5.35	$7.86
Value at end of period	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	9,317	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.15	$7.17	$10.15
Value at end of period	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	9,778	5,763	613

CFI 143

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.15
Value at end of period	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	76,682	91,267	161,695	35,304	87,225	70,787	48,903	34,280	33,156
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.97	$6.93	$11.43	$10.73	$10.15
Value at end of period	$10.91	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	25,975	9,317	12,402	795	315
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	182,528	157,056	143,930	17,773	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	37,414	23,489	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.06	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	20,029	11,765	17,774	2,305	2,642	1
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	125,495	134,973	133,781	40,526	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	1,006,391	649,055	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.18	$5.30	$12.77	$11.79
Value at end of period	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	422,577	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	22,202	13,133	19,205	7,703	4,437	1,654	901
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.33	$5.47	$8.62
Value at end of period	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	24,783	17,078	2,087

CFI 144

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	830,034	638,292	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.95	$8.72	$9.68
Value at end of period	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	44,391	24,855	20,905
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,276,694	1,206,365	1,259,861	154,046	242,446	205,278	82,378
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.44	$5.68	$10.51	$10.82
Value at end of period	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	272,508	187,427	141,152	2,831
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	335,315	229,138	234,335	15,528	13,490	2,892	109
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	102,862	49,093	73,554	14,060	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	163,118	185,005	284,358	97,637	145,840	103,342	39,974
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	151,883	174,732	204,611	9,566	20,013	14,439	3,304

CFI 145

	Condensed Financial Information (continued)

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.99	$9.96
Value at end of period	$14.12	$12.99
Number of accumulation units outstanding at end of period	2,218	1,813
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.64	$7.87
Value at end of period	$11.08	$9.64
Number of accumulation units outstanding at end of period	45,564	28,841
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.93	$8.38
Value at end of period	$11.05	$9.93
Number of accumulation units outstanding at end of period	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.73	$10.08
Value at end of period	$11.22	$10.73
Number of accumulation units outstanding at end of period	53,698	46,604
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.35
Value at end of period	$17.16
Number of accumulation units outstanding at end of period	4,218
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.01	$5.77	$10.43
Value at end of period	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	13,638	13,361	326
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.05
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	12,839
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.63	$11.09
Value at end of period	$15.75	$12.63
Number of accumulation units outstanding at end of period	4,782	567
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041
Value at end of period	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116
Number of accumulation units outstanding at end of period	94,091	99,478	100,176	114,927	121,471	120,740	136,946	198,552	185,197	193,795

CFI 146

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.82	$6.19	$8.83
Value at end of period	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.00	$6.10	$8.95
Value at end of period	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	16,671	14,223	1,033
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	543,311	603,193	571,657	666,503	1,224,388	951,422	295,308
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375
Value at end of period	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514
Number of accumulation units outstanding at end of period	1,443,747	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046	2,600,443	1,986,803	1,442,524
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31
Value at end of period	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606
Number of accumulation units outstanding at end of period	702,973	804,865	864,139	1,142,358	1,546,502	1,542,811	1,848,161	1,843,678	1,366,754	875,116
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023
Value at end of period	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089
Number of accumulation units outstanding at end of period	500,714	579,019	645,219	743,009	922,067	1,159,132	2,136,201	2,701,907	2,481,342	2,269,303
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957
Value at end of period	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35
Number of accumulation units outstanding at end of period	104,982	116,843	139,620	203,131	214,673	208,993	225,461	139,067	55,109	51,088
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$11.77
Value at end of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	38,028	36,126	34,403	39,095	111,915	115,359	124,156	114,048	134,706
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.09	$6.12	$10.14
Value at end of period	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	165,091	96,818	64,420
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$10.02
Value at end of period	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	4,993	8,298	4,843	11,543	77,637	104,799	48,532	24,847	12,107
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.24	$11.10	$19.85	$17.19	$13.41	$11.72	$9.90
Value at end of period	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41	$11.72
Number of accumulation units outstanding at end of period	24,959	36,325	47,393	64,903	64,605	29,872	544

CFI 147

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628
Value at end of period	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999
Number of accumulation units outstanding at end of period	1,048,247	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872	2,632,731	2,637,345	3,038,118
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71	$9.98
Value at end of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71
Number of accumulation units outstanding at end of period	55,315	71,146	61,280	88,249	362,027	422,770	379,717	224,100	87,836
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.21	$6.33	$10.46	$10.69
Value at end of period	$9.25	$8.21	$6.33	$10.46
Number of accumulation units outstanding at end of period	199,980	225,641	299,398	343,921
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847
Value at end of period	$5.45	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468
Number of accumulation units outstanding at end of period	508,710	498,610	444,633	509,851	837,706	1,069,936	1,231,530	1,424,608	923,848	882,962
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$6.71	$9.74
Value at end of period	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	221,760	237,654	233,966
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.28	$6.14	$10.07	$12.34	$9.98
Value at end of period	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	110,138	74,994	79,392	57,052	106,261
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.34	$6.74	$10.31	$10.79
Value at end of period	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	1,556	106	771	299
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$12.70
Value at end of period	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	14,806	13,198	7,169	6,839	19,870	18,662	45,977	59,760
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.46	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	26,397	24,277	25,427	5,990	19,566	26,416
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.80	$7.92	$13.53	$9.69
Value at end of period	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	446,275	465,679	405,271	425,952
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429
Value at end of period	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251
Number of accumulation units outstanding at end of period	2,830,961	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539	7,714,136	9,326,780	11,126,933

CFI 148

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95
Value at end of period	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953
Number of accumulation units outstanding at end of period	839,034	910,116	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841	3,475,311	3,034,497	2,847,404
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93
Value at end of period	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615
Number of accumulation units outstanding at end of period	479,449	562,847	618,675	869,060	1,786,511	1,905,635	2,047,008	1,703,944	1,293,570	457,672
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588
Value at end of period	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756
Number of accumulation units outstanding at end of period	427,589	466,993	481,806	678,593	1,173,655	1,440,356	1,240,295	694,475	456,728	110,246
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406
Value at end of period	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304
Number of accumulation units outstanding at end of period	746,514	848,415	966,352	1,093,085	1,245,873	1,205,427	1,137,508	1,267,394	1,633,601	1,192,571
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.53	$5.93	$8.57
Value at end of period	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	86,820	91,183	21
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.94
Value at end of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	147,301	179,402	202,554	318,109	591,171	468,182	359,887	283,718	159,260
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.82	$5.78	$10.93
Value at end of period	$8.84	$7.82	$5.78
Number of accumulation units outstanding at end of period	99,367	42,494	11,213
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.47	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	33,474	36,507	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.14
Value at end of period	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	8,641	11,488	16,866	25,348	29,220	18,311	8,974	2,468	378
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.22	$8.88	$12.78	$13.11	$11.75
Value at end of period	$14.11	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	12,133	9,373	7,370	7,456	8,517
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.32	$6.34	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527
Value at end of period	$10.27	$8.32	$6.34	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294
Number of accumulation units outstanding at end of period	404,755	458,410	511,208	616,938	855,439	931,891	1,411,027	2,228,250	2,163,820	2,738,168

CFI 149

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.35	$7.07	$11.21	$10.83	$9.44
Value at end of period	$9.73	$8.35	$7.07	$11.21	$10.83
Number of accumulation units outstanding at end of period	110,206	133,910	182,999	192,341	16,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.45	$6.45	$10.23
Value at end of period	$10.07	$8.45	$6.45
Number of accumulation units outstanding at end of period	0	17,596	11,713
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.54	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	31,202	47,415	46,644	61,695	70,327	40,087
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00	$11.25
Value at end of period	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	36,513	42,887	73,524	94,146	122,326	180,292	130,323	45,905
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.28	$11.60	$18.76	$14.85	$11.44	$11.38
Value at end of period	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	50,371	59,536	61,286	56,252	57,318	2,231
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.52
Value at end of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	103,333	66,790	60,533	62,246	74,667	28,746	44,281	61,505	2,282
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456
Value at end of period	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812
Number of accumulation units outstanding at end of period	1,061,434	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038	1,729,116	2,415,659	1,739,522
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.36	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	1,532,832	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.92	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	417,025	433,939	446,158	375,533	547,903	498,890
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.21	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	18,855	22,295	9,271	11,074	29,325	13,174

CFI 150

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.00
Value at end of period	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	227,014	165,024	143,360	94,615	204,493	106,739	98,497	91,271	73,058
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	661,703	793,105	862,181	1,247,251
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.07	$7.35	$11.31	$10.83	$9.83
Value at end of period	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	30,115	26,064	41,664	42,367	2,871
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.97	$7.82	$11.17	$10.61	$10.35
Value at end of period	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	10,342	6,533	2,364	2,163	5
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.23	$7.42	$11.15	$10.63	$9.54
Value at end of period	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	653,396	746,913	743,213	897,440	13,978
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.57	$10.71
Value at end of period	$14.07	$12.57
Number of accumulation units outstanding at end of period	4,496	5,515
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.16	$6.64	$8.70
Value at end of period	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	3,005	3,830	22
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.86	$10.06
Value at end of period	$13.08	$11.86
Number of accumulation units outstanding at end of period	3,679	3,410
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.41
Value at end of period	$16.05	$12.86
Number of accumulation units outstanding at end of period	1,848	3,108
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.25	$5.93	$9.78
Value at end of period	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	22,212	15,185	9,712

CFI 151

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.75	$6.97	$9.21
Value at end of period	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	19,783	10,942	8,671
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$7.11
Value at end of period	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	103,263	91,859	84,844	106,550	91,622	70,383	55,768	83,909	21,340
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419
Value at end of period	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844
Number of accumulation units outstanding at end of period	415,574	480,037	528,457	676,367	1,224,186	1,173,838	1,718,730	2,251,556	2,222,850	2,121,733
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.76	$8.86	$12.22	$11.77	$11.17
Value at end of period	$11.87	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	81,744	70,337	56,931	57,238	395
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.38	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	43,171	50,475	32,066	48,509	5,852	535
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.45	$8.20	$13.13	$12.57	$11.41
Value at end of period	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	38,361	32,178	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.41	$8.08	$13.55	$12.91	$12.30
Value at end of period	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	38,277	25,564	4,803	27,173	5,315
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.32
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	516
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.55	$6.93	$7.46
Value at end of period	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	4,701	1,445	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.04	$9.50	$11.49	$11.01	$10.43
Value at end of period	$12.01	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	3,148	3,327	0	363	152

CFI 152

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.14	$7.66	$9.34
Value at end of period	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	17,739	12,786	2,251
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514
Value at end of period	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151
Number of accumulation units outstanding at end of period	43,932	58,550	54,012	66,896	91,758	122,844	123,803	145,137	112,797	117,599
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292
Value at end of period	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908
Number of accumulation units outstanding at end of period	74,677	99,918	110,112	165,170	191,012	165,249	160,170	214,053	224,992	239,231
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232
Value at end of period	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363
Number of accumulation units outstanding at end of period	85,767	92,277	111,013	142,807	205,514	140,341	133,841	194,852	159,012	158,589
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.28	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	477,101	384,450	314,348	438,484	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	783,694	817,391	893,654	1,029,745	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98	$10.92
Value at end of period	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	63,434	52,484	57,425	56,564	57,789	66,200	34,585	11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625
Value at end of period	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026
Number of accumulation units outstanding at end of period	290,430	305,839	352,773	425,736	578,885	567,594	910,197	1,253,253	971,669	927,451
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.27	$6.31	$10.20
Value at end of period	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	315,547	345,736	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.85	$6.74	$11.27	$11.09	$9.79
Value at end of period	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	4,877	5,588	3,568	2,870	655
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.432	$16.643
Value at end of period	$14.43	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.423
Number of accumulation units outstanding at end of period	115,287	146,612	153,636	184,219	169,429	199,216	337,909	554,496	602,100	821,647

CFI 153

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.73	$10.22	$9.91
Value at end of period	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	77,140	11,857	240
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.66	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	7,255	9,503	7,254	7,319	27,855	17,570
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621
Value at end of period	$12.23	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69
Number of accumulation units outstanding at end of period	193,916	208,617	225,786	302,845	340,345	376,840	393,586	494,180	544,610	562,829
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$9.97
Value at end of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	73,376	79,566	87,715	109,959	317,133	409,753	503,772	345,078	143,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.81	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	684,091	787,964	851,814	1,035,604	1,370,749	1,180,581
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	18,727	13,194	16,493	20,338	171,628	167,607
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.53	$9.68	$13.68	$12.70	$11.24	$10.24
Value at end of period	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	16,742	22,436	24,694	9,925	13,845	15,818
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.30	$10.06
Value at end of period	$13.73	$12.30
Number of accumulation units outstanding at end of period	1,805	4,355
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193
Value at end of period	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28
Number of accumulation units outstanding at end of period	79,761	87,587	103,557	116,061	123,352	81,979	126,642	160,002	147,121	141,985
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Value at end of period	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626
Number of accumulation units outstanding at end of period	132,309	174,904	193,667	206,699	245,794	155,032	279,744	421,225	430,053	517,889
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54
Value at end of period	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69
Number of accumulation units outstanding at end of period	0	30	26	88	60	30	843,134	1,443,439	1,577,444	1,370,458

CFI 154

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$11.36	$8.48	$11.86	$19.75
Value at end of period	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$22.14	$8.48	$11.86
Number of accumulation units outstanding at end of period	262	262	262	0	0	0	1,637,608	2,545,095	2,715,916	3,594,801
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308
Value at end of period	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085
Number of accumulation units outstanding at end of period	20	32	40	50	51	61	273,284	519,547	450,181	362,171
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06	$8.46	$11.60	$15.54
Value at end of period	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06	$8.46	$11.60
Number of accumulation units outstanding at end of period	56	56	38	38	38	38	702,882	1,247,164	1,440,390	1,806,995
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39
Value at end of period	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611
Number of accumulation units outstanding at end of period	326	985	1,362	350	11	11	1,435,111	2,989,916	3,841,110	4,694,956
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.33	$5.34	$8.76	$10.27
Value at end of period	$8.95	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	14,372	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.14	$7.17	$7.08
Value at end of period	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	10,571	4,763	0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$9.75
Value at end of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	85,236	106,700	120,525	149,176	279,291	340,864	289,338	206,996	197,934
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.95	$6.92	$11.42	$11.39
Value at end of period	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	200,049	211,882	228,121	231,137	277,481	267,730	208,700
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	36,457	45,493	48,561	61,561	89,019	119,991	56,413
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75	$11.10	$14.37	$16.47
Value at end of period	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75	$11.10	$14.37
Number of accumulation units outstanding at end of period	111	206	635	963	643	577	2,607,975	2,091,653	1,315,756	690,024

CFI 155

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.04	$8.11	$13.15	$13.42	$12.37
Value at end of period	$13.51	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	8,601	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	31,747	41,352	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	152,794	137,908	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.17	$5.29	$12.77	$10.06
Value at end of period	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	227,814	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	19,868	23,447	14,914	16,573	22,461	6,749	5,956
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.33	$5.59
Value at end of period	$10.32	$8.33
Number of accumulation units outstanding at end of period	29,366	7,510
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	156,624	103,251	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.94	$8.72	$9.90
Value at end of period	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	1,533,103	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.43	$5.67	$10.51	$10.12
Value at end of period	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	48,365	74,098	23,373	39,866

CFI 156

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	75,495	52,757	71,741	104,588	71,538	15,719	1,828
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	23,154	11,530	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	647,140	782,031	841,888	1,053,903	1,490,194	1,622,664	1,066,826
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	9,855	11,211	13,391	27,612	74,472	45,988	28,778

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.99	$10.24
Value at end of period	$14.11	$12.99
Number of accumulation units outstanding at end of period	10,105	4,246
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.63	$7.96
Value at end of period	$11.07	$9.63
Number of accumulation units outstanding at end of period	109,431	19,265
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.92	$8.16
Value at end of period	$11.04	$9.92
Number of accumulation units outstanding at end of period	196,018	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.72	$10.10
Value at end of period	$11.22	$10.72
Number of accumulation units outstanding at end of period	95,860	59,424

CFI 157

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.32
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	10,374
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.00	$5.77	$9.25
Value at end of period	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	40,839	22,282	7,623
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.81
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	20,466
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.63	$11.48
Value at end of period	$15.74	$12.63
Number of accumulation units outstanding at end of period	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038
Value at end of period	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798
Number of accumulation units outstanding at end of period	132,391	128,599	139,551	140,885	141,958	219,575	204,431	211,316	201,168	209,909
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.81	$6.19	$10.28
Value at end of period	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.99	$6.10	$9.91
Value at end of period	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	23,624	11,624	7,723
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	835,651	466,338	457,664	325,211	212,150	160,473	24,649
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359
Value at end of period	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714
Number of accumulation units outstanding at end of period	1,176,377	3,944,179	884,693	847,162	811,346	1,056,955	687,425	451,914	366,014	318,516
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252
Value at end of period	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00
Number of accumulation units outstanding at end of period	400,126	373,154	442,827	485,693	504,653	749,148	707,385	500,320	445,737	409,548
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12
Value at end of period	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245
Number of accumulation units outstanding at end of period	833,329	664,733	732,400	789,960	829,270	1,260,756	1,247,420	1,135,916	894,056	792,594

CFI 158

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968
Value at end of period	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699
Number of accumulation units outstanding at end of period	104,101	93,123	126,656	118,882	94,693	104,662	78,256	50,628	30,785	38,755
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28	$11.76
Value at end of period	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28
Number of accumulation units outstanding at end of period	205,681	181,624	176,258	174,003	191,901	316,485	164,023	46,716	10,687
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.08	$6.11	$10.10
Value at end of period	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	231,632	141,752	57,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10	$10.14
Value at end of period	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10
Number of accumulation units outstanding at end of period	67,038	1,366,360	25,080	23,206	31,381	36,285	45,339	17,021	2,907
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.21	$11.08	$19.82	$17.16	$13.40	$11.71	$9.85
Value at end of period	$13.99	$13.21	$11.08	$19.82	$17.16	$13.40	$11.71
Number of accumulation units outstanding at end of period	135,516	95,243	98,359	81,469	37,386	22,019	3,998
ING BALANCED PORTFOLIO
Value at beginning of period	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06
Value at end of period	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203
Number of accumulation units outstanding at end of period	711,836	983,558	803,014	996,955	1,129,840	1,506,113	1,211,756	1,098,090	1,340,814	1,663,297
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71	$10.05
Value at end of period	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71
Number of accumulation units outstanding at end of period	233,223	1,172,882	167,687	120,294	116,579	133,425	36,450	22,344	4,915
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.19	$6.33	$10.45	$10.69
Value at end of period	$9.23	$8.19	$6.33	$10.45
Number of accumulation units outstanding at end of period	413,057	382,205	390,962	423,742
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845
Value at end of period	$5.42	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464
Number of accumulation units outstanding at end of period	416,073	357,250	295,268	352,220	356,502	510,662	376,426	262,849	189,154	126,835
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$6.71	$9.74
Value at end of period	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	258,022	221,504	213,772
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.26	$6.13	$10.06	$12.33	$10.05
Value at end of period	$10.48	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	340,318	182,569	131,923	59,647	32,919

CFI 159

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.33	$6.73	$10.30	$10.09	$9.50
Value at end of period	$10.35	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	13,659	8,131	6,609	1,962	429
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95	$11.63
Value at end of period	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95
Number of accumulation units outstanding at end of period	29,481	22,577	22,012	19,407	14,516	18,596	9,257	10,461	51
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.44	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	168,496	99,301	73,161	35,304	33,126	9,192
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.79	$7.91	$13.52	$9.69
Value at end of period	$13.01	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	587,076	330,673	305,370	210,824
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246
Value at end of period	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953
Number of accumulation units outstanding at end of period	2,660,095	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394	4,448,547	4,722,482	5,556,404
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975
Value at end of period	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964
Number of accumulation units outstanding at end of period	804,575	485,099	595,014	707,223	790,125	1,063,685	1,005,098	821,901	788,043	743,885
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91
Value at end of period	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588
Number of accumulation units outstanding at end of period	639,954	1,883,764	424,192	461,298	509,523	754,152	577,038	340,101	240,603	145,443
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574
Value at end of period	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736
Number of accumulation units outstanding at end of period	390,762	203,368	209,995	257,974	286,766	407,144	388,780	194,813	126,145	48,920
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949
Value at end of period	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961
Number of accumulation units outstanding at end of period	695,236	4,166,774	775,032	793,568	777,013	1,025,425	1,033,279	897,843	921,078	904,310
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.52	$5.93	$6.35
Value at end of period	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	131,553	99,216	760
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02	$10.24
Value at end of period	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02
Number of accumulation units outstanding at end of period	93,910	3,313,871	79,091	89,633	84,487	118,557	68,875	42,155	14,728

CFI 160

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.81	$5.77	$10.79
Value at end of period	$8.82	$7.81	$5.77
Number of accumulation units outstanding at end of period	244,525	124,255	44,030
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.42	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	84,290	65,793	59,973	71,156	55,276	15,291
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19	$10.06
Value at end of period	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19
Number of accumulation units outstanding at end of period	68,712	58,394	63,941	55,300	49,540	72,438	35,354	9,542	1,644
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.20	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	17,864	12,595	10,255	9,661	6,724	33
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.94	$6.81	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523
Value at end of period	$11.03	$8.94	$6.81	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028
Number of accumulation units outstanding at end of period	568,828	593,114	606,166	663,165	717,497	951,682	913,926	901,390	852,175	914,949
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.33	$7.06	$11.20	$10.82	$9.98
Value at end of period	$9.71	$8.33	$7.06	$11.20	$10.82
Number of accumulation units outstanding at end of period	628,548	418,088	490,972	536,059	135
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.44	$6.58	$10.23
Value at end of period	$10.05	$8.44	$6.58
Number of accumulation units outstanding at end of period	30,328	18,982	20,381
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.52	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	46,122	45,894	42,129	29,751	18,763	5,782
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98	$11.16
Value at end of period	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	125,354	79,127	98,518	64,577	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.24	$11.57	$18.74	$14.84	$11.44	$10.37
Value at end of period	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	124,326	84,283	77,072	66,333	25,174	5,491

CFI 161

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96	$8.76
Value at end of period	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96
Number of accumulation units outstanding at end of period	64,503	40,540	36,423	24,144	21,491	19,257	14,597	9,976	1,079
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36
Value at end of period	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737
Number of accumulation units outstanding at end of period	1,027,800	2,663,562	931,952	745,229	502,169	526,675	556,902	627,302	644,548	515,677
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.34	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	1,510,577	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.89	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	518,781	452,814	487,485	466,212	428,035	557,770
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.18	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	63,763	54,266	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74	$10.10
Value at end of period	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74
Number of accumulation units outstanding at end of period	644,709	397,030	315,622	243,077	126,953	170,058	84,251	59,742	16,334
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.10	$6.36	$9.17	$9.39
Value at end of period	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	796,575	568,780	626,385	452,257
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.06	$7.34	$11.31	$10.82	$10.03
Value at end of period	$10.43	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	65,448	63,017	50,525	38,092	5,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.94	$7.81	$11.16	$10.60	$10.33
Value at end of period	$15.27	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	47,779	37,649	19,694	10,869	152
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$9.21	$7.41	$11.14	$10.63	$9.93
Value at end of period	$10.80	$9.21	$7.41	$11.14	$10.63
Number of accumulation units outstanding at end of period	311,875	260,547	244,139	246,931	984
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.57	$10.71
Value at end of period	$14.06	$12.57
Number of accumulation units outstanding at end of period	17,174	6,997

CFI 162

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.15	$6.64	$10.18
Value at end of period	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	55,122	22,724	3,064
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.86	$10.06
Value at end of period	$13.07	$11.86
Number of accumulation units outstanding at end of period	14,150	2,500
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.85	$11.41
Value at end of period	$16.04	$12.85
Number of accumulation units outstanding at end of period	11,021	10,011
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.24	$5.93	$10.14
Value at end of period	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	89,065	41,149	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.74	$6.97	$10.22
Value at end of period	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	87,502	28,053	4,718
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01	$7.67
Value at end of period	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01
Number of accumulation units outstanding at end of period	63,956	33,672	33,603	27,543	19,993	21,837	14,722	47,391	23,454
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847
Value at end of period	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434
Number of accumulation units outstanding at end of period	208,726	167,456	179,454	184,068	199,461	273,644	270,368	230,420	196,561	131,465
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.73	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	259,787	167,271	154,946	91,089	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	566,984	378,624	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.42	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	380,933	395,959	293,654	165,297	8,501	164

CFI 163

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.39	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	380,015	325,382	205,963	75,669	7,940	310
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.11
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	75
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.54	$6.93	$9.00
Value at end of period	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	2,070	942	607
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.02	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	89,473	21,320	22,488	44,500	140	59
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.13	$7.66	$7.67
Value at end of period	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	4,726	4,558	2,658
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497
Value at end of period	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033
Number of accumulation units outstanding at end of period	57,599	58,985	61,179	47,464	38,641	56,267	77,212	67,737	73,306	71,454
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761
Value at end of period	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823
Number of accumulation units outstanding at end of period	169,435	140,891	137,569	110,242	115,492	216,238	235,562	186,384	153,004	146,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857
Value at end of period	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70
Number of accumulation units outstanding at end of period	91,534	87,162	92,821	90,782	75,524	135,090	190,198	114,705	100,728	97,325
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.25	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	1,878,983	676,518	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.45	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	868,037	906,219	985,769	1,097,828	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96	$11.44
Value at end of period	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	172,681	4,520,640	59,740	56,015	53,267	81,482	49,271	5,121

CFI 164

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313
Value at end of period	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082
Number of accumulation units outstanding at end of period	469,522	854,178	321,691	336,596	339,737	529,677	452,366	318,275	265,634	204,548
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.26	$6.30	$10.20
Value at end of period	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	521,249	523,033	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.83	$6.73	$11.26	$11.09	$9.52
Value at end of period	$9.44	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	60,870	46,004	36,305	26,158	9,080
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662
Value at end of period	$18.68	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161
Number of accumulation units outstanding at end of period	231,815	226,153	242,543	247,703	281,687	386,834	409,678	376,546	432,857	452,342
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.72	$10.21	$9.71
Value at end of period	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	13,893	6,588	1,177
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418
Value at end of period	$11.09	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741
Number of accumulation units outstanding at end of period	378,087	405,970	418,816	445,664	491,809	650,791	603,217	586,105	618,399	665,571
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33	$9.53
Value at end of period	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33
Number of accumulation units outstanding at end of period	174,898	143,053	146,396	177,164	210,807	231,845	71,279	35,510	6,374
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.37	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	709,622	683,722	759,860	910,278	1,084,762	1,225,357
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.70	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	68,347	55,430	41,382	28,159	18,828	11,183
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.50	$9.66	$13.66	$12.69	$11.24	$10.20
Value at end of period	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	55,469	36,112	24,330	15,987	9,703	1,176
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.30	$10.13
Value at end of period	$13.72	$12.30
Number of accumulation units outstanding at end of period	11,936	1,350

CFI 165

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.16	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183
Value at end of period	$9.35	$8.16	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267
Number of accumulation units outstanding at end of period	203,996	186,810	185,084	193,575	209,088	185,033	111,740	101,589	88,509	76,051
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954
Value at end of period	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615
Number of accumulation units outstanding at end of period	209,384	188,093	199,413	206,829	234,070	196,939	167,904	149,090	140,721	153,708
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825
Value at end of period	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621
Number of accumulation units outstanding at end of period	13	20	18	13	9	54	493,645	401,444	311,169	238,039
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383
Value at end of period	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837
Number of accumulation units outstanding at end of period	438	527	523	809	802	913	1,163,047	1,069,290	1,029,117	1,011,775
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881
Value at end of period	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828
Number of accumulation units outstanding at end of period	1	21	21	78	5	5	196,825	220,008	180,492	105,379
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33	$11.73	$16.10	$21.58
Value at end of period	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33	$11.73	$16.10
Number of accumulation units outstanding at end of period	21	32	28	55	50	43	493,053	482,648	525,669	635,214
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018
Value at end of period	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471
Number of accumulation units outstanding at end of period	92	97	95	352	349	343	873,972	880,706	907,955	972,147
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.32	$5.34	$8.76	$9.59
Value at end of period	$8.93	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	70,966	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$7.17	$10.26
Value at end of period	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37	$10.07
Value at end of period	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	379,554	1,405,638	248,848	249,295	232,217	342,326	158,816	106,857	36,916
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.93	$6.91	$11.41	$10.72	$9.25
Value at end of period	$10.85	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	40,294	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	217,611	149,704	139,487	104,832	65,794	126,629	49,472

CFI 166

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	219,498	143,670	111,277	106,360	103,607	103,665	16,831
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71	$11.08	$14.35	$16.45
Value at end of period	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71	$11.08	$14.35
Number of accumulation units outstanding at end of period	568	538	470	461	369	331	657,638	469,451	245,692	107,764
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35	$11.40	$10.70	$10.30
Value at end of period	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35	$11.40	$10.70
Number of accumulation units outstanding at end of period	0	227	227	232	234	234	116,322	55,390	27,082	12,571
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.01	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	57,247	46,806	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22	$8.22
Value at end of period	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22
Number of accumulation units outstanding at end of period	201,786	142,011	162,971	126,835	121,694	136,795	23,476	22,809	7,092
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	400,759	288,706	239,600	100,830	84,571	73,154	16,991
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.16	$5.29	$12.76	$10.06
Value at end of period	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	62,843	43,503	55,749	41,569	26,196	38,116	21,060
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.32	$5.46	$9.96
Value at end of period	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	32,025	3,193	2,311
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	648,907	292,953	251,583	129,693	67,124	47,660	7,770
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.93	$8.72	$9.96
Value at end of period	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	78,642	53,288	24,007

CFI 167

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	1,102,940	758,979	688,355	496,556	426,366	450,471	128,793
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.42	$5.67	$10.51	$10.39
Value at end of period	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	275,242	111,338	62,225	29,170
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	404,307	294,722	228,012	154,764	54,744	44,021	13,495
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	179,661	145,350	115,162	95,012	52,587	76,525	12,356
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	455,530	325,085	342,968	293,251	234,784	250,556	88,143
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	150,993	108,555	102,484	80,955	69,703	50,591	21,369

TABLE 19
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.98	$11.52
Value at end of period	$14.10	$12.98
Number of accumulation units outstanding at end of period	1,784	244
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.63	$8.24
Value at end of period	$11.06	$9.63
Number of accumulation units outstanding at end of period	6,226	3,101

CFI 168

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.91	$8.16
Value at end of period	$11.03	$9.91
Number of accumulation units outstanding at end of period	24,649	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.72	$10.25
Value at end of period	$11.21	$10.72
Number of accumulation units outstanding at end of period	10,947	4,263
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.99	$5.76	$9.46
Value at end of period	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	4,946	834	366
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.00
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	1,046
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.63	$11.89
Value at end of period	$15.73	$12.63
Number of accumulation units outstanding at end of period	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918
Value at end of period	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991
Number of accumulation units outstanding at end of period	10,652	8,762	9,421	9,762	15,580	9,860	9,191	9,574	6,989	2,331
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.81	$6.19	$8.12
Value at end of period	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.99	$6.09	$8.48
Value at end of period	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	2,327	276	173
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	87,916	62,563	48,358	27,275	17,567	7,764	754
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009
Value at end of period	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183
Number of accumulation units outstanding at end of period	238,209	219,597	217,736	209,353	216,615	161,935	102,099	76,721	42,179	17,291
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083
Value at end of period	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381
Number of accumulation units outstanding at end of period	59,877	56,842	57,482	52,643	71,702	62,913	55,599	43,566	29,308	11,264

CFI 169

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596
Value at end of period	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727
Number of accumulation units outstanding at end of period	66,372	64,537	71,974	65,734	97,269	89,122	88,224	81,136	61,739	60,877
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949
Value at end of period	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335
Number of accumulation units outstanding at end of period	7,593	7,627	11,257	11,860	16,029	9,833	6,522	9,973	5,004	5,301
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.22
Value at end of period	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	23,197	19,174	17,373	15,469	10,085	11,194	4,281	1,975	1,120
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.08	$6.11	$9.19
Value at end of period	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	61,687	28,551	8,431
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$8.18
Value at end of period	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	3,355	1,619	1,458	1,031	1,721	2,625	2,817	2,243
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.17	$11.05	$19.78	$17.14	$13.39	$11.48
Value at end of period	$13.94	$13.17	$11.05	$19.78	$17.14	$13.39
Number of accumulation units outstanding at end of period	14,890	16,332	13,866	6,593	2,669	1,660
ING BALANCED PORTFOLIO
Value at beginning of period	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379
Value at end of period	$37.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751
Number of accumulation units outstanding at end of period	18,126	178,075	183,469	201,892	177,825	31,122	30,371	32,732	24,613	18,354
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.05
Value at end of period	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	33,234	26,624	26,245	29,714	15,082	8,895	3,586	477	11
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.18	$6.32	$10.45	$10.69
Value at end of period	$9.21	$8.18	$6.32	$10.45
Number of accumulation units outstanding at end of period	32,377	32,319	36,239	33,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842
Value at end of period	$5.39	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46
Number of accumulation units outstanding at end of period	21,369	17,761	16,227	13,492	28,217	17,440	20,733	17,133	6,165	15,740
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.89	$6.71	$9.74
Value at end of period	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	19,024	16,447	25,364

CFI 170

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.25	$6.12	$10.05	$12.33	$10.34
Value at end of period	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	8,145	9,315	9,896	7,157	1,950
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.31	$6.73	$10.30	$10.31
Value at end of period	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	3,794	3,127	2,466	321
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$13.04
Value at end of period	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	2,537	2,292	3,217	2,081	1,335	1,118	411	1,605
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.41	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	5,441	4,459	4,810	4,969	1,196	643
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.77	$7.90	$13.51	$9.69
Value at end of period	$12.98	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	37,425	36,081	63,283	43,060
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094
Value at end of period	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971
Number of accumulation units outstanding at end of period	307,382	266,125	279,405	280,190	338,058	169,584	198,181	208,104	171,718	90,960
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50
Value at end of period	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556
Number of accumulation units outstanding at end of period	104,993	113,038	116,681	146,945	135,541	94,961	67,929	64,085	46,181	39,494
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89
Value at end of period	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561
Number of accumulation units outstanding at end of period	56,445	52,695	57,438	75,946	67,609	50,441	24,390	16,411	11,144	6,947
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559
Value at end of period	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716
Number of accumulation units outstanding at end of period	50,009	50,732	56,988	69,764	54,260	39,820	14,248	7,682	4,527	1,350
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388
Value at end of period	$87.85	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273
Number of accumulation units outstanding at end of period	5,296	74,366	82,848	100,361	86,965	48,294	35,058	29,605	12,079	8,760
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.52	$5.93	$8.95
Value at end of period	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	22,804	13,889	1,528

CFI 171

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02	$9.88
Value at end of period	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	8,004	12,679	14,504	14,520	9,475	4,867	1,708	1,724	871
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.80	$5.77	$10.53
Value at end of period	$8.81	$7.80	$5.77
Number of accumulation units outstanding at end of period	8,206	4,202	3,562
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.38	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	13,436	13,325	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.16
Value at end of period	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	18,805	16,714	17,365	16,638	11,185	7,380	1,651	706	6
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.17	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	721	597	1,331	595	334	2,291
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.96	$6.07	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097
Value at end of period	$9.82	$7.96	$6.07	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966
Number of accumulation units outstanding at end of period	34,722	33,623	35,481	27,555	44,645	51,317	56,375	56,062	36,616	17,147
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.32	$7.05	$11.19	$10.82	$9.59
Value at end of period	$9.69	$8.32	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	24,661	25,766	30,343	43,738	9
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.43	$6.58	$10.23
Value at end of period	$10.04	$8.43	$6.58
Number of accumulation units outstanding at end of period	1,867	1,608	1,616
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.49	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	5,780	5,312	4,854	794	448	239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	9,403	9,012	12,637	12,411	15,601	9,016	1,007

CFI 172

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.21	$11.55	$18.71	$14.83	$11.44	$11.33
Value at end of period	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	16,382	13,327	15,208	11,188	3,432	9
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41	$7.20
Value at end of period	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	23,982	15,536	10,458	2,968	2,667	1,310	794	338
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398
Value at end of period	$52.12	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74
Number of accumulation units outstanding at end of period	22,576	148,503	201,556	140,725	85,411	35,204	26,478	45,067	13,540	14,165
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.29	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	162,327	154,655	151,270	171,121	176,432	159,941
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.86	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	78,531	67,604	73,247	74,382	62,147	38,834
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.15	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	2,644	3,247	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.16
Value at end of period	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	62,311	42,175	35,264	22,931	42,708	40,010	28,671	20,126	423
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.09	$6.35	$9.17	$9.38
Value at end of period	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	144,296	126,610	100,144	77,332
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.04	$7.33	$11.30	$10.82	$10.02
Value at end of period	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	4,254	3,976	5,149	4,466	861
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.92	$7.80	$11.15	$10.60	$10.17
Value at end of period	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	3,065	824	2,474	749	29

CFI 173

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.20	$7.40	$11.13	$10.62	$9.67
Value at end of period	$10.77	$9.20	$7.40	$11.13	$10.62
Number of accumulation units outstanding at end of period	42,601	39,088	40,053	29,503	40
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.56	$10.71
Value at end of period	$14.05	$12.56
Number of accumulation units outstanding at end of period	5,426	1,197
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.14	$6.64	$8.95
Value at end of period	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	4,273	8,501	3,219
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.85	$10.06
Value at end of period	$13.06	$11.85
Number of accumulation units outstanding at end of period	552	259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.85	$11.41
Value at end of period	$16.02	$12.85
Number of accumulation units outstanding at end of period	2,065	1,732
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.35
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.74	$5.81
Value at end of period	$10.95	$8.74
Number of accumulation units outstanding at end of period	1,506	2,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01	$7.80
Value at end of period	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	6,340	5,325	4,579	1,553	1,065	883	310	795	177
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048
Value at end of period	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447
Number of accumulation units outstanding at end of period	22,782	20,351	19,452	22,423	27,545	24,615	21,355	26,389	23,170	22,619
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.71	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	42,487	36,672	35,051	21,984	56,247	425

CFI 174

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.34	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	57,814	55,673	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.40	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	100,990	77,040	76,062	29,796	17,858	2
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.36	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	35,152	25,893	21,630	8,193	9,507	9
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.54	$6.93	$9.24
Value at end of period	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,238	778	157
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.99	$9.46	$11.46	$10.99	$10.38
Value at end of period	$11.94	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	3,324	2,104	713	5,658	8,586
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412
Value at end of period	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04
Number of accumulation units outstanding at end of period	6,872	7,254	7,714	5,817	3,859	856	1,173	2,464	2,987	3,430
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104
Value at end of period	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734
Number of accumulation units outstanding at end of period	24,487	23,921	26,263	21,401	24,535	2,399	1,087	3,045	2,511	2,015
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061
Value at end of period	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195
Number of accumulation units outstanding at end of period	15,938	18,737	19,694	23,631	11,345	2,383	878	525	1,352	2,380
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.22	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	146,179	107,774	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.41	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	76,196	73,974	78,804	74,484	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	15,057	12,594	17,037	15,623	7,735	4,885	734

CFI 175

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163
Value at end of period	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601
Number of accumulation units outstanding at end of period	19,136	21,841	22,562	18,688	26,958	33,026	35,900	30,896	24,357	13,888
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.25	$6.30	$10.20
Value at end of period	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	33,476	33,496	31,936
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.82	$6.72	$11.25	$11.08	$9.40
Value at end of period	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	1,086	889	1,984	491	168
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057
Value at end of period	$13.78	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973
Number of accumulation units outstanding at end of period	12,183	15,709	15,425	10,884	18,924	20,336	18,051	18,219	13,889	7,724
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.71	$10.21	$10.22
Value at end of period	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	6,521	5,986	594
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236
Value at end of period	$14.40	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378
Number of accumulation units outstanding at end of period	1,221	19,450	18,341	12,525	22,157	18,013	19,509	17,592	14,360	7,346
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33	$8.35
Value at end of period	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33
Number of accumulation units outstanding at end of period	51,409	51,500	48,408	50,042	35,210	25,253	9,595	1,487	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.75	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	55,501	51,757	54,955	49,867	65,226	58,428
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.67	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	7,703	7,071	8,324	4,845	3,214	393
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.47	$9.64	$13.64	$12.68	$11.23	$10.23
Value at end of period	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	3,116	3,207	4,094	2,773	2,611	785
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.29	$12.15
Value at end of period	$13.71	$12.29
Number of accumulation units outstanding at end of period	2,333	2

CFI 176

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.12	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173
Value at end of period	$9.29	$8.12	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255
Number of accumulation units outstanding at end of period	9,375	8,019	7,630	8,726	10,980	8,376	3,821	3,991	4,262	4,934
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945
Value at end of period	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605
Number of accumulation units outstanding at end of period	12,998	11,527	9,414	10,643	10,710	2,882	2,255	1,758	3,976	8,876
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$21.65	$17.36	$20.81	$19.00	$17.43
Value at end of period	$23.26	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	354	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.13	$11.24	$20.15	$16.67	$14.53
Value at end of period	$20.12	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	166	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.71	$16.67	$15.87	$15.04
Value at end of period	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	179	141	98	49
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$10.68	$8.18	$11.23	$15.06
Value at end of period	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$10.68	$8.18	$11.23
Number of accumulation units outstanding at end of period	207	394	394	394	526	0	49,287	54,718	42,256	22,306
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.58	$8.48	$15.47	$14.24	$11.87
Value at end of period	$13.29	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	336	640	640	640	566
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.31	$5.33	$8.76	$10.28
Value at end of period	$8.92	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	0	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.38	$8.06	$12.15	$10.87	$11.01
Value at end of period	$12.00	$10.38	$8.06	$12.15	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.13	$7.17	$9.42
Value at end of period	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	1,157	439	289
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.69
Value at end of period	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	46,985	42,976	39,703	34,649	31,190	24,908	8,606	4,787	3,359

CFI 177

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.92	$6.90	$11.40	$10.72	$9.20
Value at end of period	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	5,820	4,614	3,155	366	13
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	12,906	11,815	11,733	7,183	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	26,964	24,570	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.98	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	5,216	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.01	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	35,451	28,380	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	59,406	46,670	38,861	22,183	10,465	4,241	93
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.15	$5.28	$12.76	$11.08
Value at end of period	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	33,297	29,339	26,037	14,454	4,874	1,402	271
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.31	$5.46	$9.88
Value at end of period	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	10,709	4,016	1,374
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	54,530	40,252	38,562	32,448	10,989	4,884	142

CFI 178

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.92	$8.71	$9.68
Value at end of period	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	3,960	2,405	962
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	192,233	156,731	125,482	100,471	56,291	18,307	6,069
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.41	$5.66	$10.50	$10.83
Value at end of period	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	8,038	4,078	2,310	791
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	27,833	16,337	17,196	19,435	3,261	2,251	23
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.03	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	10,591	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	74,400	67,205	73,848	51,348	26,670	12,261	4,468
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	51,212	44,484	36,986	29,322	3,869	4,837	491

TABLE 20
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008
(Selected data for accumulation units outstanding throughout each period)

	2010	2009

ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.12
Value at end of period	$14.10
Number of accumulation units outstanding at end of period	1,260

	CFI 179

	Condensed Financial Information (continued)

	2010	2009

AMANA GROWTH FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.22
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	180
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.20
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	1,326
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.43
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	726
ARIEL FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.24
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	1,532
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.76	$5.71
Value at end of period	$8.15	$7.76
Number of accumulation units outstanding at end of period	119	98
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.41
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	88
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.44	$6.92
Value at end of period	$9.38	$8.44
Number of accumulation units outstanding at end of period	4,002	3,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$8.11
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	227
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.12	$6.01
Value at end of period	$8.81	$8.12
Number of accumulation units outstanding at end of period	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.60	$5.83
Value at end of period	$8.83	$7.60
Number of accumulation units outstanding at end of period	92,495	107,260

CFI 180

Condensed Financial Information (continued)

	2010	2009

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.06	$5.61
Value at end of period	$8.06	$7.06
Number of accumulation units outstanding at end of period	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.55	$5.26
Value at end of period	$8.07	$6.55
Number of accumulation units outstanding at end of period	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.91	$5.51
Value at end of period	$7.74	$6.91
Number of accumulation units outstanding at end of period	7,459	8,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$8.13	$6.35
Value at end of period	$10.33	$8.13
Number of accumulation units outstanding at end of period	2,467	2,302
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.12	$6.35
Value at end of period	$9.17	$8.12
Number of accumulation units outstanding at end of period	341	341
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.67	$5.63
Value at end of period	$7.06	$6.67
Number of accumulation units outstanding at end of period	5,130	5,152
ING BALANCED PORTFOLIO
Value at beginning of period	$8.45	$7.15
Value at end of period	$9.56	$8.45
Number of accumulation units outstanding at end of period	118,052	136,813
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.61	$5.83
Value at end of period	$9.54	$7.61
Number of accumulation units outstanding at end of period	211	199
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.68	$6.12
Value at end of period	$8.64	$7.68
Number of accumulation units outstanding at end of period	56,741	70,759
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$8.88	$5.87
Value at end of period	$10.43	$8.88
Number of accumulation units outstanding at end of period	1,840	1,784
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.92	$6.68
Value at end of period	$10.28	$8.92
Number of accumulation units outstanding at end of period	4,875	5,145

CFI 181

	Condensed Financial Information (continued)

	2010	2009

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.20	$5.12
Value at end of period	$9.13	$7.20
Number of accumulation units outstanding at end of period	123	89
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.77	$6.12
Value at end of period	$8.62	$7.77
Number of accumulation units outstanding at end of period	581	2,041
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.19	$6.06
Value at end of period	$10.41	$8.19
Number of accumulation units outstanding at end of period	601	571
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.19	$6.40
Value at end of period	$9.88	$8.19
Number of accumulation units outstanding at end of period	3,695	5,867
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.89	$6.11
Value at end of period	$8.93	$7.89
Number of accumulation units outstanding at end of period	144,274	158,546
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.56	$6.19
Value at end of period	$8.54	$7.56
Number of accumulation units outstanding at end of period	13,230	14,310
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$7.88	$6.04
Value at end of period	$9.53	$7.88
Number of accumulation units outstanding at end of period	14,349	17,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$7.67	$6.20
Value at end of period	$9.34	$7.67
Number of accumulation units outstanding at end of period	2,808	3,691
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$10.22	$9.24
Value at end of period	$11.13	$10.22
Number of accumulation units outstanding at end of period	10,057	13,615
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.56	$5.99
Value at end of period	$8.08	$7.56
Number of accumulation units outstanding at end of period	152	233
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.17	$5.83
Value at end of period	$7.28	$7.17
Number of accumulation units outstanding at end of period	2,670	2,916

CFI 182

Condensed Financial Information (continued)

	2010	2009

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.34	$5.20
Value at end of period	$9.94	$8.34
Number of accumulation units outstanding at end of period	3,002	4,759
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.13	$6.68
Value at end of period	$9.91	$8.13
Number of accumulation units outstanding at end of period	948	948
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.29	$6.63
Value at end of period	$10.41	$8.29
Number of accumulation units outstanding at end of period	1	42
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.69	$6.11
Value at end of period	$9.48	$7.69
Number of accumulation units outstanding at end of period	15,293	21,969
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.30	$6.27
Value at end of period	$8.50	$7.30
Number of accumulation units outstanding at end of period	10,140	11,646
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$8.76
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	1,142
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.74	$5.12
Value at end of period	$7.60	$6.74
Number of accumulation units outstanding at end of period	852	1,208
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.91	$7.71
Value at end of period	$9.70	$8.91
Number of accumulation units outstanding at end of period	487	487
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.30	$6.61
Value at end of period	$9.35	$8.30
Number of accumulation units outstanding at end of period	1,651	1,651
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.93	$6.37
Value at end of period	$11.54	$8.93
Number of accumulation units outstanding at end of period	626	3,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.29	$10.35
Value at end of period	$10.23	$10.29
Number of accumulation units outstanding at end of period	13,456	11,278

CFI 183

Condensed Financial Information (continued)

	2010	2009

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.96	$5.88
Value at end of period	$9.16	$7.96
Number of accumulation units outstanding at end of period	33,023	37,240
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.27	$8.52
Value at end of period	$11.79	$10.27
Number of accumulation units outstanding at end of period	23,132	25,469
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.39	$7.90
Value at end of period	$12.89	$11.39
Number of accumulation units outstanding at end of period	543	1,303
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.38	$10.28
Value at end of period	$12.13	$11.38
Number of accumulation units outstanding at end of period	3,387	4,954
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.52	$6.89
Value at end of period	$8.90	$7.52
Number of accumulation units outstanding at end of period	4,279	4,280
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.87	$6.57
Value at end of period	$9.06	$7.87
Number of accumulation units outstanding at end of period	303	216
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.52	$7.09
Value at end of period	$13.58	$11.52
Number of accumulation units outstanding at end of period	1,041	700
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.94	$6.52
Value at end of period	$9.30	$7.94
Number of accumulation units outstanding at end of period	4,641	5,057
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.56	$10.71
Value at end of period	$14.05	$12.56
Number of accumulation units outstanding at end of period	95	1,119
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.19	$6.95
Value at end of period	$9.10	$8.19
Number of accumulation units outstanding at end of period	604	447

CFI 184

Condensed Financial Information (continued)

	2010	2009

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.85	$10.06
Value at end of period	$13.06	$11.85
Number of accumulation units outstanding at end of period	724	325
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.85	$11.41
Value at end of period	$16.02	$12.85
Number of accumulation units outstanding at end of period	420	419
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.24	$6.34
Value at end of period	$10.80	$8.24
Number of accumulation units outstanding at end of period	84	84
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$8.35	$6.61
Value at end of period	$10.30	$8.35
Number of accumulation units outstanding at end of period	2,497	1,910
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.71	$7.25
Value at end of period	$9.61	$8.71
Number of accumulation units outstanding at end of period	60,049	74,784
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.04	$6.56
Value at end of period	$9.07	$8.04
Number of accumulation units outstanding at end of period	175,224	172,291
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.79	$6.26
Value at end of period	$8.85	$7.79
Number of accumulation units outstanding at end of period	162,701	184,057
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.51	$5.98
Value at end of period	$8.57	$7.51
Number of accumulation units outstanding at end of period	103,452	118,926
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.58	$6.41
Value at end of period	$9.59	$8.58
Number of accumulation units outstanding at end of period	80	56
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.63	$8.30
Value at end of period	$10.46	$9.63
Number of accumulation units outstanding at end of period	21,775	20,298
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$8.92	$7.64
Value at end of period	$9.82	$8.92
Number of accumulation units outstanding at end of period	5,923	8,881

CFI 185

Condensed Financial Information (continued)

	2010	2009

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$7.84	$6.32
Value at end of period	$8.78	$7.84
Number of accumulation units outstanding at end of period	26,435	34,652
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$8.34	$6.90
Value at end of period	$9.26	$8.34
Number of accumulation units outstanding at end of period	18,946	22,666
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.43	$7.31
Value at end of period	$10.65	$9.43
Number of accumulation units outstanding at end of period	5,924	5,989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.05	$5.78
Value at end of period	$10.25	$8.05
Number of accumulation units outstanding at end of period	53,235	65,801
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.74	$6.41
Value at end of period	$8.82	$7.74
Number of accumulation units outstanding at end of period	10,508	11,583
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.00	$5.87
Value at end of period	$9.27	$8.00
Number of accumulation units outstanding at end of period	30,394	39,602
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.30	$6.40
Value at end of period	$8.96	$8.30
Number of accumulation units outstanding at end of period	748	1,396
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.76	$5.35
Value at end of period	$8.29	$7.76
Number of accumulation units outstanding at end of period	214	123
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.23	$5.91
Value at end of period	$9.09	$8.23
Number of accumulation units outstanding at end of period	29,577	32,086
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.77	$10.23
Value at end of period	$11.33	$10.77
Number of accumulation units outstanding at end of period	118	80
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.51	$5.95
Value at end of period	$8.44	$7.51
Number of accumulation units outstanding at end of period	16,398	17,310

CFI 186

Condensed Financial Information (continued)

	2010	2009

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.71	$6.14
Value at end of period	$8.79	$7.71
Number of accumulation units outstanding at end of period	963	1,507
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.12	$7.56
Value at end of period	$10.15	$9.12
Number of accumulation units outstanding at end of period	65,559	75,093
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.44	$7.19
Value at end of period	$8.95	$8.44
Number of accumulation units outstanding at end of period	943	943
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.72	$5.60
Value at end of period	$7.69	$6.72
Number of accumulation units outstanding at end of period	10,894	11,731
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$8.74	$6.87
Value at end of period	$9.49	$8.74
Number of accumulation units outstanding at end of period	12,119	14,173
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.02	$6.11
Value at end of period	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.65	$6.37
Value at end of period	$9.99	$8.65
Number of accumulation units outstanding at end of period	6,340	7,377
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$7.19	$5.73
Value at end of period	$8.93	$7.19
Number of accumulation units outstanding at end of period	1,615	1,614
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.22	$5.42
Value at end of period	$11.61	$9.22
Number of accumulation units outstanding at end of period	7,830	9,477
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.98	$6.05
Value at end of period	$9.76	$7.98
Number of accumulation units outstanding at end of period	2,246	3,428
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.31	$7.05
Value at end of period	$9.21	$8.31
Number of accumulation units outstanding at end of period	1,857	1,527

CFI 187

Condensed Financial Information (continued)

	2010	2009

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.21	$9.43
Value at end of period	$12.01	$11.21
Number of accumulation units outstanding at end of period	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.14	$4.36
Value at end of period	$8.20	$7.14
Number of accumulation units outstanding at end of period	2,032	2,032
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.09	$6.49
Value at end of period	$11.81	$10.09
Number of accumulation units outstanding at end of period	6,049	6,036
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.36	$5.61
Value at end of period	$10.35	$8.36
Number of accumulation units outstanding at end of period	869	855
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.50	$10.72
Value at end of period	$13.96	$12.50
Number of accumulation units outstanding at end of period	4,661	4,690
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.98	$9.75
Value at end of period	$10.60	$9.98
Number of accumulation units outstanding at end of period	22	22
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.89	$6.12
Value at end of period	$8.79	$7.89
Number of accumulation units outstanding at end of period	44,743	51,394
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.60	$4.77
Value at end of period	$9.41	$7.60
Number of accumulation units outstanding at end of period	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.93	$4.99
Value at end of period	$9.95	$7.93
Number of accumulation units outstanding at end of period	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.23	$5.98
Value at end of period	$10.06	$8.23
Number of accumulation units outstanding at end of period	353	353

CFI 188

Condensed Financial Information (continued)

	2010	2009

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.60	$6.58
Value at end of period	$8.54	$7.60
Number of accumulation units outstanding at end of period	4,494	5,578
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.26	$6.50
Value at end of period	$10.04	$8.26
Number of accumulation units outstanding at end of period	1,868	1,869

TABLE 21
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.98	$10.11
Value at end of period	$14.09	$12.98
Number of accumulation units outstanding at end of period	5,973	1,120
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.62	$8.02
Value at end of period	$11.05	$9.62
Number of accumulation units outstanding at end of period	52,828	18,888
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.91	$8.41
Value at end of period	$11.01	$9.91
Number of accumulation units outstanding at end of period	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.72	$10.02
Value at end of period	$11.20	$10.72
Number of accumulation units outstanding at end of period	39,910	23,654
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.46
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	7,375
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.98	$5.76	$9.31
Value at end of period	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	12,494	10,664	1,182

CFI 189

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.46
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	8,689
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.62	$10.16
Value at end of period	$15.71	$12.62
Number of accumulation units outstanding at end of period	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964
Value at end of period	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715
Number of accumulation units outstanding at end of period	107,928	110,585	117,437	178,681	91,516	110,974	52,199	81,001	77,039	74,268
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.80	$6.18	$8.99
Value at end of period	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	22,439	18,922	12,592
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.98	$6.09	$8.97
Value at end of period	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	11,918	4,624	1,682
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	568,796	548,200	450,089	402,398	148,502	65,346	29,104
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265
Value at end of period	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614
Number of accumulation units outstanding at end of period	1,120,823	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726	771,059	733,980	639,593	545,557
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172
Value at end of period	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166
Number of accumulation units outstanding at end of period	616,365	686,820	721,774	1,062,228	692,977	697,110	568,436	534,835	463,075	409,962
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023
Value at end of period	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147
Number of accumulation units outstanding at end of period	574,550	631,481	635,450	1,024,423	647,439	831,960	707,614	829,140	811,549	756,416
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898
Value at end of period	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633
Number of accumulation units outstanding at end of period	53,685	61,282	66,559	188,634	131,284	121,639	91,364	48,527	29,735	24,429
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307	$10.307
Value at end of period	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307
Number of accumulation units outstanding at end of period	201,779	189,715	156,837	167,236	92,784	152,127	113,358	71,086	39,468	237

CFI 190

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.07	$6.11	$10.08
Value at end of period	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	191,775	160,449	49,533
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$10.05
Value at end of period	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	34,471	26,670	1,194,534	1,075,558	1,090,948	1,082,078	35,545	13,130	1,360
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.13	$11.02	$19.75	$17.12	$13.38	$11.71	$9.85
Value at end of period	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38	$11.71
Number of accumulation units outstanding at end of period	102,867	112,019	103,801	115,858	29,032	20,784	6,606
ING BALANCED PORTFOLIO
Value at beginning of period	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981
Value at end of period	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112
Number of accumulation units outstanding at end of period	491,525	553,155	834,263	1,175,116	643,741	667,243	349,405	485,183	485,662	627,674
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70	$9.84
Value at end of period	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70
Number of accumulation units outstanding at end of period	149,283	148,266	1,047,522	1,137,369	1,130,536	1,132,614	56,330	20,763	4,066
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.17	$6.32	$10.44	$10.69
Value at end of period	$9.19	$8.17	$6.32	$10.44
Number of accumulation units outstanding at end of period	298,691	336,255	326,604	633,420
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84
Value at end of period	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456
Number of accumulation units outstanding at end of period	273,609	289,015	273,112	436,326	327,408	377,882	356,885	413,691	180,750	126,033
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.89	$6.71	$9.74
Value at end of period	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	156,125	160,570	135,153
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.23	$6.12	$10.04	$12.32	$10.02
Value at end of period	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	160,633	128,570	87,635	85,159	36,388
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.30	$6.72	$10.29	$10.09	$9.19
Value at end of period	$10.30	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	12,152	7,321	2,275	5,823	28

CFI 191

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94	$10.95
Value at end of period	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94
Number of accumulation units outstanding at end of period	45,046	38,406	30,188	38,922	19,911	14,936	19,333	14,233	451
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.38	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	117,462	90,157	56,934	46,107	26,450	9,186
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.75	$7.89	$13.51	$9.69
Value at end of period	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	455,641	459,391	438,296	447,397
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.08
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	7,266
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166
Value at end of period	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874
Number of accumulation units outstanding at end of period	1,862,272	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763	2,504,149	2,717,004	3,054,662
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885
Value at end of period	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869
Number of accumulation units outstanding at end of period	485,147	568,955	620,994	855,618	597,206	749,446	623,073	676,178	583,692	520,590
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87
Value at end of period	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534
Number of accumulation units outstanding at end of period	457,951	487,393	1,877,948	2,087,844	1,799,491	1,854,855	402,880	334,282	265,296	156,767
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545
Value at end of period	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696
Number of accumulation units outstanding at end of period	261,623	280,673	301,783	382,587	241,472	285,564	241,959	191,912	168,927	58,078
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889
Value at end of period	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883
Number of accumulation units outstanding at end of period	582,574	604,395	2,994,466	2,974,277	1,814,045	1,084,691	526,519	506,342	526,766	471,125
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.51	$5.93	$9.20
Value at end of period	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	119,799	138,315	564
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555	$9.555
Value at end of period	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555
Number of accumulation units outstanding at end of period	95,677	102,122	3,508,368	3,676,407	3,106,128	2,394,887	66,697	50,505	21,576	3,903

CFI 192

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.78	$5.76	$10.25
Value at end of period	$8.79	$7.78	$5.76
Number of accumulation units outstanding at end of period	36,163	22,040	3,894
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.33	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	90,075	83,699	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.64
Value at end of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	105,887	115,804	77,267	91,115	59,140	58,226	34,196	17,547	3,891
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.14	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	44,618	44,773	13,020	12,579	3,640	197
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.82	$6.73	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46
Value at end of period	$10.87	$8.82	$6.73	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971
Number of accumulation units outstanding at end of period	367,881	426,291	456,027	672,774	470,102	588,486	498,958	556,545	600,762	610,352
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.30	$7.04	$11.18	$10.81	$9.53
Value at end of period	$9.67	$8.30	$7.04	$11.18	$10.81
Number of accumulation units outstanding at end of period	508,050	565,944	603,800	839,582	1,001
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.42	$6.58	$10.23
Value at end of period	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	22,533	56,909	57,858
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.46	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	32,148	37,990	31,614	37,301	10,929	651
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97	$11.21
Value at end of period	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	166,406	167,344	107,237	146,291	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.17	$11.53	$18.69	$14.81	$11.43	$10.75
Value at end of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	123,168	124,272	110,758	147,063	20,426	9,214
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458	$9.458
Value at end of period	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458
Number of accumulation units outstanding at end of period	89,864	62,179	62,519	59,687	33,121	38,695	36,782	14,926	1,685	1,007

CFI 193

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303
Value at end of period	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666
Number of accumulation units outstanding at end of period	647,497	815,873	3,316,496	2,504,027	1,307,563	971,457	410,423	599,767	598,539	907,363
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.78	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,539,634	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	467,090	532,418	530,219	759,653	449,205	502,892
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.11	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	56,297	39,078	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.17
Value at end of period	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	650,681	560,537	379,649	391,018	259,805	280,724	222,087	185,400	64,232
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	646,828	646,775	640,957	729,986
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.02	$7.32	$11.29	$10.82	$9.57
Value at end of period	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	77,966	72,682	63,777	69,515	2,367
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.89	$7.79	$11.14	$10.60	$9.89
Value at end of period	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	66,399	68,839	31,966	31,112	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.18	$7.39	$11.12	$10.62	$9.75
Value at end of period	$10.75	$9.18	$7.39	$11.12	$10.62
Number of accumulation units outstanding at end of period	216,259	240,595	221,747	300,906	115
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.56	$10.70
Value at end of period	$14.03	$12.56
Number of accumulation units outstanding at end of period	22,867	17,574

CFI 194

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.14	$6.64	$9.38
Value at end of period	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	84,470	51,257	2,112
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.85	$10.06
Value at end of period	$13.05	$11.85
Number of accumulation units outstanding at end of period	7,740	8,095
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.84	$11.41
Value at end of period	$16.01	$12.84
Number of accumulation units outstanding at end of period	17,516	14,537
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.23	$5.93	$10.07
Value at end of period	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	24,888	12,373	8,928
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.73	$6.96	$10.22
Value at end of period	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	10,983	7,676	7,368
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958	$8.958
Value at end of period	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958
Number of accumulation units outstanding at end of period	63,400	66,416	51,117	58,940	14,035	14,873	10,741	22,817	5,218	1,639
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777
Value at end of period	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342
Number of accumulation units outstanding at end of period	145,177	161,075	159,680	201,172	117,019	140,177	138,534	185,488	154,146	133,977
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.68	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	515,410	291,959	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.31	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	591,337	423,806	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.37	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	353,891	259,975	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.34	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	289,926	223,054	129,545	95,846	40,245	13,599

CFI 195

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.80
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	2,134
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53	$6.93	$7.12
Value at end of period	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	7,484	5,444	2,050
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.97	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	75,270	52,353	20,664	48,339	2,825	3,151
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.12	$7.65	$9.57
Value at end of period	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	10,315	613	18
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43
Value at end of period	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954
Number of accumulation units outstanding at end of period	75,342	85,628	93,026	96,446	72,182	64,880	46,656	44,192	31,712	32,433
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688
Value at end of period	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745
Number of accumulation units outstanding at end of period	149,984	155,921	137,773	172,905	114,465	115,381	92,192	87,532	64,758	63,532
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788
Value at end of period	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623
Number of accumulation units outstanding at end of period	183,254	154,712	149,655	195,630	139,534	143,496	75,783	78,121	48,154	54,306
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.19	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	993,634	743,343	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.03	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	812,340	915,364	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95	$10.73
Value at end of period	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	149,773	137,155	4,028,893	3,423,229	2,884,290	1,942,379	47,173	3,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219
Value at end of period	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98
Number of accumulation units outstanding at end of period	386,349	387,445	774,473	1,050,005	779,166	944,865	366,063	380,043	329,144	353,929

CFI 196

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.24	$6.30	$10.20
Value at end of period	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	295,684	323,241	378,455
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.80	$6.72	$11.24	$11.08	$9.72
Value at end of period	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	52,133	45,805	35,988	29,564	8,137
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561
Value at end of period	$18.41	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07
Number of accumulation units outstanding at end of period	119,986	148,286	165,117	267,336	170,795	215,617	171,617	234,751	251,887	248,057
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.70	$10.21	$9.79
Value at end of period	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	16,755	9,146	1,848
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.57	$7.06
Value at end of period	$12.02	$10.57
Number of accumulation units outstanding at end of period	1,907	1,054
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361
Value at end of period	$10.93	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686
Number of accumulation units outstanding at end of period	267,839	287,225	324,279	481,970	286,179	313,718	251,554	284,369	339,751	352,288
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32	$9.53
Value at end of period	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	129,081	128,229	114,381	253,925	215,373	177,805	67,854	33,092	6,264
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.73	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	891,748	994,240	954,044	1,488,393	848,718	887,069
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.65	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	88,641	68,250	60,709	54,252	21,749	12,180
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.44	$9.62	$13.62	$12.67	$11.23	$10.29
Value at end of period	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	31,384	41,979	24,790	22,099	12,324	4,286
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.29	$9.90
Value at end of period	$13.70	$12.29
Number of accumulation units outstanding at end of period	11,632	4,526

CFI 197

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.07	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162
Value at end of period	$9.24	$8.07	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242
Number of accumulation units outstanding at end of period	158,568	169,400	162,909	249,517	185,633	117,499	76,699	91,829	78,026	77,645
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937
Value at end of period	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595
Number of accumulation units outstanding at end of period	192,819	237,934	215,266	302,278	196,001	133,038	120,404	151,077	136,853	137,710
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724
Value at end of period	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505
Number of accumulation units outstanding at end of period	151	101	102	424	33	91	360,479	529,490	490,513	453,463
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284
Value at end of period	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765
Number of accumulation units outstanding at end of period	162	237	152	201	93	145	734,813	1,055,673	1,127,432	1,103,526
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00	$16.14	$14.745	$13.817
Value at end of period	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00	$16.14	$14.745
Number of accumulation units outstanding at end of period	27	24	21	147	0	21	146,979	165,590	168,750	111,627
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907
Value at end of period	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367
Number of accumulation units outstanding at end of period	77	77	67	205	51	51	596,642	827,666	955,823	992,482
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.30	$5.33	$8.75	$10.32
Value at end of period	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	8,407	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.12	$7.16	$9.12
Value at end of period	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	19,058	14,221	1,035
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354	$9.354
Value at end of period	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354
Number of accumulation units outstanding at end of period	264,738	272,007	1,641,822	2,034,924	1,878,475	2,016,006	136,721	79,608	41,715	10,694
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.90	$6.89	$11.39	$10.72	$9.17
Value at end of period	$10.80	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	45,564	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	285,859	232,590	147,639	124,507	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	182,477	171,985	149,476	174,636	57,800	54,578	16,282

CFI 198

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.81	$14.28	$16.81	$15.71
Value at end of period	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	32	29	25	187
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.96	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	45,193	42,136	30,484	29,331	6,923	1,097
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	239,971	246,057	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	318,137	288,203	258,944	178,686	64,562	68,440	21,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.13	$5.28	$12.76	$10.43
Value at end of period	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	87,979	90,536	85,880	102,400	22,005	18,325	8,526
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31	$5.46	$8.94
Value at end of period	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	24,840	25,038	3,508
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	629,963	588,105	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.91	$8.71	$9.99
Value at end of period	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	939,233	866,848	685,933	629,297	180,282	149,623	65,090

CFI 199

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.39	$5.66	$10.50	$10.05
Value at end of period	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	64,560	51,832	25,579	18,701
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	239,449	206,584	166,318	169,924	29,182	20,440	9,284
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	66,340	57,776	59,083	72,113	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	403,204	388,051	317,989	401,176	107,251	106,749	39,518
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556	$10.967
Value at end of period	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556
Number of accumulation units outstanding at end of period	101,238	113,857	105,233	144,947	59,348	72,797	48,298	23,843	23,312	15,173

TABLE 22
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.98	$9.97
Value at end of period	$14.07	$12.98
Number of accumulation units outstanding at end of period	20,222	15,707
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.61	$7.74
Value at end of period	$11.03	$9.61
Number of accumulation units outstanding at end of period	568,786	157,239
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.90	$8.13
Value at end of period	$11.00	$9.90
Number of accumulation units outstanding at end of period	600,684	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$27.50	$23.62	$36.60	$37.17	$33.60
Value at end of period	$30.99	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	138	298	280	164	18

CFI 200

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.71	$10.13
Value at end of period	$11.19	$10.71
Number of accumulation units outstanding at end of period	218,797	117,956
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.33
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	14,349
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.96	$5.76	$10.37
Value at end of period	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	37,025	50,777	9,978
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$9.63
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	75,770
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.62	$11.43
Value at end of period	$15.70	$12.62
Number of accumulation units outstanding at end of period	42,611	992
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927
Value at end of period	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673
Number of accumulation units outstanding at end of period	298,260	297,680	274,306	296,590	404,870	385,129	409,056	381,327	322,872	297,805
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.79	$6.18	$8.64
Value at end of period	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.97	$6.09	$10.27
Value at end of period	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	67,227	57,737	44,364
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	2,929,335	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889	362,008
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218
Value at end of period	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564
Number of accumulation units outstanding at end of period	3,229,521	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463	4,661,112	3,146,947	2,242,467
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132
Value at end of period	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12
Number of accumulation units outstanding at end of period	1,228,889	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502	1,440,035	1,094,669	743,883

CFI 201

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974
Value at end of period	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099
Number of accumulation units outstanding at end of period	1,635,220	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409	2,905,115	2,375,321	1,960,651
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864
Value at end of period	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60
Number of accumulation units outstanding at end of period	103,797	135,526	136,696	162,784	137,900	159,581	193,880	226,727	88,737	80,176
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26	$11.53
Value at end of period	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26
Number of accumulation units outstanding at end of period	759,913	770,867	708,476	746,694	739,499	678,628	602,592	325,065	221,101
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.06	$6.11	$10.21
Value at end of period	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	670,832	501,928	172,816
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10	$10.12
Value at end of period	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10
Number of accumulation units outstanding at end of period	369,216	278,723	186,081	186,273	203,041	212,012	1,020,332	69,708	16,450
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.09	$11.00	$19.71	$17.09	$13.36	$11.70	$9.66
Value at end of period	$13.85	$13.09	$11.00	$19.71	$17.09	$13.36	$11.70
Number of accumulation units outstanding at end of period	441,519	598,064	599,153	653,720	419,853	121,727	25,373
ING BALANCED PORTFOLIO
Value at beginning of period	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942
Value at end of period	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067
Number of accumulation units outstanding at end of period	988,621	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880	3,294,262	3,100,422	3,179,029
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70	$9.98
Value at end of period	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70
Number of accumulation units outstanding at end of period	522,484	631,247	554,433	628,758	546,080	492,195	1,200,900	142,764	24,110
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.16	$6.31	$10.44	$10.69
Value at end of period	$9.18	$8.16	$6.31	$10.44
Number of accumulation units outstanding at end of period	890,639	925,793	917,951	989,041
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838
Value at end of period	$5.34	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453
Number of accumulation units outstanding at end of period	1,005,789	1,051,242	875,161	1,227,470	1,025,967	1,101,730	1,274,404	1,703,628	1,313,922	881,480
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.88	$6.71	$9.74
Value at end of period	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	960,063	932,710	874,548

CFI 202

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.22	$6.11	$10.03	$12.32	$10.15
Value at end of period	$10.41	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	668,543	712,985	554,232	377,822	178,149
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.28	$6.71	$10.28	$10.08	$9.24
Value at end of period	$10.27	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	25,177	19,341	22,550	13,923	160
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93	$14.25
Value at end of period	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93
Number of accumulation units outstanding at end of period	89,425	98,159	84,262	66,258	50,616	53,097	92,648	104,198	2,734
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.35	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	961,606	811,140	569,771	288,484	255,630	65,896
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.73	$7.88	$13.50	$9.68
Value at end of period	$12.93	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	1,170,255	1,212,149	1,063,665	975,672
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127
Value at end of period	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835
Number of accumulation units outstanding at end of period	3,499,681	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509	11,175,837	12,235,332	13,342,021
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841
Value at end of period	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822
Number of accumulation units outstanding at end of period	2,273,303	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763	4,324,534	3,570,363	2,957,522
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851
Value at end of period	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508
Number of accumulation units outstanding at end of period	1,254,091	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090	1,475,862	1,116,834	543,328
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531
Value at end of period	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677
Number of accumulation units outstanding at end of period	850,072	1,051,625	985,346	1,119,154	1,223,100	1,138,703	1,031,397	729,175	541,390	180,346
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859
Value at end of period	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844
Number of accumulation units outstanding at end of period	1,500,245	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064	2,524,137	2,737,925	2,285,456
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.50	$5.93	$9.40
Value at end of period	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	310,919	351,572	4,697

CFI 203

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553	$8.701
Value at end of period	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553
Number of accumulation units outstanding at end of period	508,605	669,777	587,996	580,800	463,297	425,158	2,256,853	1,757,394	951,177	131,898
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.77	$5.76	$10.95
Value at end of period	$8.77	$7.77	$5.76
Number of accumulation units outstanding at end of period	144,061	82,837	20,974
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.28	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	189,757	219,825	206,597	231,591	195,945	63,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18	$9.95
Value at end of period	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18
Number of accumulation units outstanding at end of period	295,719	303,115	296,735	390,468	296,418	233,128	157,368	52,794	19,851
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.12	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	52,307	34,156	33,115	26,743	17,726	2,084
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.76	$6.68	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429
Value at end of period	$10.79	$8.76	$6.68	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943
Number of accumulation units outstanding at end of period	1,131,276	1,246,721	1,290,937	1,548,930	2,250,202	2,364,927	2,680,860	3,231,773	2,780,749	2,960,170
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.29	$7.03	$11.17	$10.81	$10.15
Value at end of period	$9.64	$8.29	$7.03	$11.17	$10.81
Number of accumulation units outstanding at end of period	1,387,620	1,655,045	1,647,463	2,143,014	8,144
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.42	$6.58	$10.23
Value at end of period	$10.01	$8.42	$6.58
Number of accumulation units outstanding at end of period	97,017	100,149	82,531
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.43	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	103,601	122,393	118,675	121,844	81,656	20,562
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97	$10.98
Value at end of period	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	194,258	258,077	243,050	353,871	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.13	$11.51	$18.66	$14.80	$11.43	$10.06
Value at end of period	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	508,813	503,237	408,125	306,151	139,896	14,971

CFI 204

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94	$8.96
Value at end of period	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94
Number of accumulation units outstanding at end of period	198,549	149,841	121,057	83,259	46,790	44,498	48,116	61,161	3,829
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274
Value at end of period	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63
Number of accumulation units outstanding at end of period	3,172,902	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249	2,350,678	2,493,907	2,364,040
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.25	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$14.07	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	4,165,115	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.80	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$13.53	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,423,354	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.08	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	161,479	113,042	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73	$10.01
Value at end of period	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	2,382,643	1,618,248	904,321	696,590	622,698	505,323	396,237	415,622	190,942
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.06	$6.33	$9.15	$9.37
Value at end of period	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	2,461,577	3,001,481	2,802,649	3,096,950
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.01	$7.31	$11.28	$10.81	$9.50
Value at end of period	$10.36	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	68,157	85,906	83,534	102,304	30,878
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.87	$7.78	$11.13	$10.59	$10.00
Value at end of period	$15.17	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	195,117	137,395	60,170	70,355	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.16	$7.38	$11.11	$10.62	$10.05
Value at end of period	$10.72	$9.16	$7.38	$11.11	$10.62
Number of accumulation units outstanding at end of period	1,274,150	1,509,166	1,420,081	1,488,087	7,034

CFI 205

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.56	$10.70
Value at end of period	$14.02	$12.56
Number of accumulation units outstanding at end of period	31,564	20,615
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.13	$6.64	$9.82
Value at end of period	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	176,943	152,020	6,921
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.85	$10.06
Value at end of period	$13.03	$11.85
Number of accumulation units outstanding at end of period	20,721	22,512
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.84	$11.41
Value at end of period	$16.00	$12.84
Number of accumulation units outstanding at end of period	39,442	27,968
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.22	$5.92	$10.34
Value at end of period	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	112,404	61,223	6,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.72	$6.96	$10.05
Value at end of period	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	97,614	55,268	12,287
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956	$8.622
Value at end of period	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956
Number of accumulation units outstanding at end of period	373,908	256,579	197,318	149,833	112,478	97,859	86,221	93,414	7,498	51
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742
Value at end of period	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296
Number of accumulation units outstanding at end of period	569,735	622,413	590,550	648,029	892,199	856,723	980,499	1,108,004	918,004	798,138
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.66	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	332,862	243,064	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.29	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	424,397	420,890	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	432,013	407,307	282,299	143,180	37,687	3,887

CFI 206

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.31	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	332,260	280,819	165,753	113,691	66,361	4,412
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.26
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	853
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.52	$6.93	$9.23
Value at end of period	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	3,097	2,058	1,119
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.94	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	75,701	76,015	64,790	32,055	8,772	671
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.11	$7.65	$9.43
Value at end of period	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	14,744	16,404	21,087
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397
Value at end of period	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914
Number of accumulation units outstanding at end of period	213,347	258,448	268,083	297,742	316,489	304,390	283,422	276,553	274,079	280,328
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652
Value at end of period	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707
Number of accumulation units outstanding at end of period	364,440	416,480	412,934	486,642	596,800	569,316	540,416	514,284	476,634	489,144
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754
Value at end of period	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585
Number of accumulation units outstanding at end of period	230,541	216,269	243,241	284,307	534,641	305,631	263,767	256,283	213,471	195,525
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.16	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	4,003,047	3,840,472	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.36	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$14.46	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	2,220,215	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95	$10.91
Value at end of period	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	407,836	435,884	311,881	299,385	274,172	190,861	1,217,762	15,411

CFI 207

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172
Value at end of period	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93
Number of accumulation units outstanding at end of period	750,958	918,354	877,473	941,944	1,002,606	1,030,019	1,814,593	1,232,989	976,385	853,648
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.24	$6.30	$10.20
Value at end of period	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,081,566	1,174,934	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.78	$6.71	$11.23	$11.08	$10.21
Value at end of period	$9.37	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	49,193	47,978	38,955	33,966	21,588
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512
Value at end of period	$18.28	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024
Number of accumulation units outstanding at end of period	612,102	662,227	596,197	677,430	905,679	975,622	1,163,385	1,368,664	1,214,496	1,201,445
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.69	$10.20	$9.87
Value at end of period	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	69,523	76,709	50,549
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.54	$8.44	$13.55	$13.00	$12.52
Value at end of period	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	2,307	1,777	677	161	24
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332
Value at end of period	$10.85	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659
Number of accumulation units outstanding at end of period	367,436	422,603	457,400	562,838	839,608	841,153	924,555	1,074,705	1,046,671	1,231,653
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32	$10.23
Value at end of period	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	502,699	617,334	626,096	1,286,423	1,327,634	1,379,961	1,224,023	660,398	301,752
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$13.01	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,253,033	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.62	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	342,284	399,045	314,225	302,905	266,046	192,987
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.42	$9.61	$13.60	$12.66	$11.22	$10.25
Value at end of period	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	124,869	143,977	118,802	69,439	62,966	29,858

CFI 208

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.03	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152
Value at end of period	$9.18	$8.03	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23
Number of accumulation units outstanding at end of period	172,737	197,204	208,692	243,934	289,200	157,217	201,849	245,971	204,565	191,702
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928
Value at end of period	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585
Number of accumulation units outstanding at end of period	437,016	473,052	481,591	544,774	590,773	443,508	632,275	932,379	866,972	860,279
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674
Value at end of period	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447
Number of accumulation units outstanding at end of period	194	227	838	908	1,226	1,191	1,730,560	2,462,110	2,411,351	1,820,730
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235
Value at end of period	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729
Number of accumulation units outstanding at end of period	9	9	603	651	362	330	2,758,953	3,676,655	3,607,318	3,633,557
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785
Value at end of period	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703
Number of accumulation units outstanding at end of period	179	169	497	548	513	481	591,158	835,934	801,606	622,609
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852
Value at end of period	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315
Number of accumulation units outstanding at end of period	253	253	896	1,178	724	697	2,030,795	3,013,889	3,404,028	3,691,115
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.29	$5.33	$8.75	$10.24
Value at end of period	$8.88	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	17,702	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.34	$9.13
Value at end of period	$11.93	$10.34
Number of accumulation units outstanding at end of period	117	117
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.11	$7.16	$9.38
Value at end of period	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352	$8.963
Value at end of period	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352
Number of accumulation units outstanding at end of period	773,241	982,771	999,731	1,219,708	1,192,809	1,210,233	2,256,746	476,178	186,527	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.88	$6.88	$11.38	$10.71	$9.71
Value at end of period	$10.78	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	115,669	71,252	48,301	37,013	7,870
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	608,795	592,610	562,865	414,798	330,652	260,861	117,405

CFI 209

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	646,096	624,578	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.93	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	142,712	135,726	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51	$9.26
Value at end of period	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	1,136,584	1,221,039	1,039,841	1,112,254	1,100,688	806,137	336,606	1,383
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	2,801,042	2,286,826	1,714,640	866,018	772,132	765,440	390,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.12	$5.28	$12.75	$10.24
Value at end of period	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	416,859	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	604,740	631,049	589,305	618,846	468,954	270,642	171,706
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.30	$5.46	$10.17
Value at end of period	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	155,561	85,579	36,361
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	2,427,527	2,191,368	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.91	$8.71	$9.97
Value at end of period	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	167,025	126,048	40,459
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,884,153	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654

CFI 210

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.38	$5.65	$10.50	$10.12
Value at end of period	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	437,431	338,140	237,477	309,588
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	1,033,204	932,387	736,136	865,789	429,155	181,406	68,515
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	682,583	612,093	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	961,182	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846	649,315
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	559,217	607,006	555,936	687,600	652,957	527,542	322,471

TABLE 23
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.97	$11.22
Value at end of period	$14.06	$12.97
Number of accumulation units outstanding at end of period	276	276
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.61	$8.61
Value at end of period	$11.02	$9.61
Number of accumulation units outstanding at end of period	1,777	217
AMANA INCOME FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.17
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	50

CFI 211

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.71	$10.14
Value at end of period	$11.18	$10.71
Number of accumulation units outstanding at end of period	7,231	1,792
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.95	$5.75	$9.02
Value at end of period	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	931	779	166
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.61	$12.15
Value at end of period	$15.69	$12.61
Number of accumulation units outstanding at end of period	87	7
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89
Value at end of period	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632
Number of accumulation units outstanding at end of period	8,228	9,009	12,996	28,402	41,874	41,601	39,361	31,600	27,892	25,366
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.79	$6.18	$8.87
Value at end of period	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.97	$7.88
Value at end of period	$9.69	$7.97
Number of accumulation units outstanding at end of period	141	23
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	44,836	56,875	66,850	146,947	93,961	37,430	11,698
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171
Value at end of period	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515
Number of accumulation units outstanding at end of period	158,889	166,720	219,261	341,656	396,001	381,525	338,622	219,719	197,285	167,705
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092
Value at end of period	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075
Number of accumulation units outstanding at end of period	82,239	85,701	125,299	262,429	258,167	239,650	229,307	156,688	129,243	109,946
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926
Value at end of period	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051
Number of accumulation units outstanding at end of period	57,947	60,361	104,016	302,333	367,212	358,147	395,236	284,568	236,099	223,900
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83
Value at end of period	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568
Number of accumulation units outstanding at end of period	10,158	10,238	13,669	20,550	32,815	25,154	29,916	23,146	11,310	10,958

CFI 212

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25	$11.49
Value at end of period	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25
Number of accumulation units outstanding at end of period	29,350	31,209	27,827	48,377	51,034	42,784	34,478	9,265	4,858
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.06	$6.11	$9.89
Value at end of period	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	9,318	6,917	2,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09	$9.53
Value at end of period	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09
Number of accumulation units outstanding at end of period	1,482	4,583	4,519	5,293	4,995	5,591	7,978	2,931	558
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.06	$10.97	$19.67	$17.07	$13.35	$11.70	$9.81
Value at end of period	$13.80	$13.06	$10.97	$19.67	$17.07	$13.35	$11.70
Number of accumulation units outstanding at end of period	6,853	7,668	8,259	10,596	13,827	6,506	1,199
ING BALANCED PORTFOLIO
Value at beginning of period	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903
Value at end of period	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021
Number of accumulation units outstanding at end of period	49,614	55,247	77,643	154,720	198,120	202,065	219,420	167,845	160,254	165,848
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70	$8.63
Value at end of period	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70
Number of accumulation units outstanding at end of period	19,247	19,260	15,894	41,192	42,830	35,621	12,764	2,375	101
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.15	$6.31	$10.44	$10.68
Value at end of period	$9.16	$8.15	$6.31	$10.44
Number of accumulation units outstanding at end of period	82,634	83,443	114,357	145,002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836
Value at end of period	$5.31	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449
Number of accumulation units outstanding at end of period	20,592	26,792	41,758	105,686	95,516	101,298	95,759	52,893	28,069	17,209
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.87	$6.70	$9.74
Value at end of period	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	11,839	12,092	25,587
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.20	$6.10	$10.02	$12.31	$10.05
Value at end of period	$10.39	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	7,782	6,343	14,404	14,211	7,462

CFI 213

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.27	$6.70	$10.27	$10.08	$9.32
Value at end of period	$10.25	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,244	723	1,187	498	17
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92	$15.44
Value at end of period	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92
Number of accumulation units outstanding at end of period	4,863	3,999	4,827	6,105	6,471	3,035	5,109	3,118	58
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.32	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	5,011	4,781	5,658	6,958	9,777	1,599
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.72	$7.88	$13.49	$9.68
Value at end of period	$12.90	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	49,086	37,878	50,498	55,334
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087
Value at end of period	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796
Number of accumulation units outstanding at end of period	192,443	169,608	209,441	385,266	519,176	563,988	637,201	440,193	481,869	525,252
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796
Value at end of period	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775
Number of accumulation units outstanding at end of period	46,241	58,601	79,403	232,046	254,587	271,230	278,889	239,183	204,821	177,687
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831
Value at end of period	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481
Number of accumulation units outstanding at end of period	48,390	49,215	62,920	194,039	229,461	224,909	197,866	131,116	111,150	69,171
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517
Value at end of period	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657
Number of accumulation units outstanding at end of period	19,040	19,004	29,022	68,751	79,276	73,087	63,034	36,243	25,189	7,455
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829
Value at end of period	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805
Number of accumulation units outstanding at end of period	45,748	51,392	73,671	322,339	300,213	281,338	259,920	191,372	174,257	129,865
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.50	$5.92	$7.64
Value at end of period	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	7,413	7,245	807
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00	$9.92
Value at end of period	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00
Number of accumulation units outstanding at end of period	9,064	15,162	5,842	32,958	33,438	29,828	25,396	3,821	176

CFI 214

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.76	$5.75	$9.40
Value at end of period	$8.76	$7.76	$5.75
Number of accumulation units outstanding at end of period	4,241	3,346	1,638
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.23	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	8,374	9,500	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18	$8.75
Value at end of period	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18
Number of accumulation units outstanding at end of period	3,890	3,986	6,470	18,425	27,636	21,150	15,658	2,817	531
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.09	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,527	1,235	1,142	1,534	1,318	198
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.70	$6.64	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398
Value at end of period	$10.71	$8.70	$6.64	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915
Number of accumulation units outstanding at end of period	79,769	84,347	120,140	212,983	254,688	293,330	322,444	249,182	219,161	204,337
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.27	$7.02	$11.16	$11.00
Value at end of period	$9.62	$8.27	$7.02	$11.16
Number of accumulation units outstanding at end of period	61,287	72,756	64,915	154,389
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.41	$6.57	$10.23
Value at end of period	$10.00	$8.41	$6.57
Number of accumulation units outstanding at end of period	1,470	1,779	1,310
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.40	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	950	1,070	4,566	7,821	4,783	207
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97	$11.07
Value at end of period	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	10,243	15,825	17,227	21,492	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.10	$11.49	$18.64	$14.79	$11.85
Value at end of period	$16.99	$15.10	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	10,446	9,462	8,718	12,130	7,134

CFI 215

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94	$8.83
Value at end of period	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94
Number of accumulation units outstanding at end of period	1,740	1,172	1,265	2,864	2,245	2,996	6,324	2,910	222
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246
Value at end of period	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594
Number of accumulation units outstanding at end of period	115,872	169,067	208,197	264,297	275,899	258,944	265,396	217,302	184,653	134,427
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.72	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	234,758	264,766	361,586	739,834	908,574	737,045
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	71,831	84,120	98,319	131,023	132,596	153,988
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.05	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	5,596	6,523	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73	$10.00
Value at end of period	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73
Number of accumulation units outstanding at end of period	45,774	59,175	50,215	120,414	127,859	107,135	76,587	25,166	10,892
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.05	$6.32	$9.14	$9.37
Value at end of period	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	41,425	52,339	84,222	163,905
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.99	$7.30	$11.27	$10.81	$9.38
Value at end of period	$10.33	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	5,924	8,751	8,998	18,320	2,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.85	$7.77	$11.12	$10.59	$10.17
Value at end of period	$15.13	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	1,148	2,847	3,631	3,457	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.15	$7.37	$11.10	$10.61	$9.60
Value at end of period	$10.70	$9.15	$7.37	$11.10	$10.61
Number of accumulation units outstanding at end of period	28,407	30,326	30,014	45,674	584

CFI 216

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.55	$10.70
Value at end of period	$14.01	$12.55
Number of accumulation units outstanding at end of period	407	329
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.12	$6.65
Value at end of period	$9.02	$8.12
Number of accumulation units outstanding at end of period	866	946
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.84	$10.06
Value at end of period	$13.02	$11.84
Number of accumulation units outstanding at end of period	1,881	1,494
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.84	$11.41
Value at end of period	$15.98	$12.84
Number of accumulation units outstanding at end of period	277	211
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.21	$5.92	$6.64
Value at end of period	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	36	22	423
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.72	$5.04
Value at end of period	$10.90	$8.72
Number of accumulation units outstanding at end of period	367	114
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00	$7.19
Value at end of period	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00
Number of accumulation units outstanding at end of period	2,661	2,897	6,248	5,796	8,082	6,678	6,479	6,115	2,545
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707
Value at end of period	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251
Number of accumulation units outstanding at end of period	24,031	27,363	30,424	84,076	102,125	98,166	95,884	56,457	42,680	28,140
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.63	$8.78	$12.13	$11.72	$10.85
Value at end of period	$11.70	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	72,034	74,874	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.26	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	50,508	39,984	49,902	63,914	17,886	524

CFI 217

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.32	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	35,849	34,201	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.29	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	14,378	11,904	15,801	42,982	15,839	1,685
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.93
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	23
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.52	$6.92	$7.19
Value at end of period	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	0	0	26
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.92	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	22,392	20,186	8,686	14,214	1,817	1,501
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.10	$7.71
Value at end of period	$10.02	$9.10
Number of accumulation units outstanding at end of period	288	192
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363
Value at end of period	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875
Number of accumulation units outstanding at end of period	17,770	19,680	18,748	37,313	40,538	55,214	52,554	38,277	42,975	42,207
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616
Value at end of period	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668
Number of accumulation units outstanding at end of period	61,003	61,867	75,845	172,070	163,468	149,811	137,115	92,838	91,473	76,586
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719
Value at end of period	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547
Number of accumulation units outstanding at end of period	35,683	41,240	62,347	341,655	352,445	375,249	381,483	78,984	79,096	75,355
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.13	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	64,208	58,446	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.97	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	122,606	134,669	203,872	325,463	398,751	332,844

CFI 218

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94	$12.23
Value at end of period	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	9,032	9,467	11,747	15,002	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125
Value at end of period	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879
Number of accumulation units outstanding at end of period	42,295	42,046	68,508	111,470	130,094	131,087	141,510	121,622	108,908	103,379
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.23	$6.29	$10.20
Value at end of period	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	35,558	39,786	54,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.77	$6.70	$11.22	$11.23
Value at end of period	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	202	697	3,165	1,254
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462
Value at end of period	$18.14	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979
Number of accumulation units outstanding at end of period	27,365	29,364	33,324	47,388	56,833	71,052	83,153	60,766	60,378	55,243
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.69	$10.20	$9.94
Value at end of period	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	6,745	1,346	537
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304
Value at end of period	$10.77	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632
Number of accumulation units outstanding at end of period	17,404	18,783	24,798	58,203	63,927	89,808	84,091	56,376	52,565	53,074
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32	$8.10
Value at end of period	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32
Number of accumulation units outstanding at end of period	15,854	17,850	22,049	52,780	63,369	60,219	42,392	9,136	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.67	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	232,319	253,893	357,527	476,550	587,280	471,249
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.60	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	6,786	5,996	8,015	5,725	2,247	1,332
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.39	$9.59	$13.58	$12.65	$11.22	$10.22
Value at end of period	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	5,975	5,786	4,621	2,283	3,511	2,146

CFI 219

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.28	$10.46
Value at end of period	$13.67	$12.28
Number of accumulation units outstanding at end of period	35	0
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.99	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142
Value at end of period	$9.13	$7.99	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217
Number of accumulation units outstanding at end of period	29,122	28,511	31,257	53,911	63,038	26,124	30,727	17,248	13,023	9,774
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92
Value at end of period	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574
Number of accumulation units outstanding at end of period	59,066	64,029	86,234	115,519	127,347	91,074	106,782	73,242	71,918	63,881
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.38
Value at end of period	$18.45
Number of accumulation units outstanding at end of period	1
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.28	$5.32	$8.75	$9.68
Value at end of period	$8.87	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	274	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.31	$8.01	$12.10	$12.09
Value at end of period	$11.89	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	21,102	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.11	$7.16	$10.14
Value at end of period	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	319	234	180
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35	$9.73
Value at end of period	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35
Number of accumulation units outstanding at end of period	20,198	22,904	40,910	68,025	90,240	83,539	58,607	20,087	821
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.87	$6.87	$11.37	$10.71	$9.46
Value at end of period	$10.75	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	3,964	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	7,033	6,287	12,246	14,536	16,952	12,778	6,475
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	13,304	13,796	25,177	28,076	27,689	26,875	10,521

CFI 220

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.91	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,842	3,874	3,696	2,541	3,802	107
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	16,401	23,714	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	36,159	26,578	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.11	$5.27	$12.75	$10.67
Value at end of period	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	9,675	13,212	23,034	29,781	14,703	10,596	7,083
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.29	$5.46	$5.98
Value at end of period	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	2,756	1,720	214
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	44,246	51,997	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.90	$8.71	$9.69
Value at end of period	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	5,280	2,769	375
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	99,181	96,562	125,546	283,624	244,820	184,670	66,318
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.37	$5.65	$10.49	$10.82
Value at end of period	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	6,993	2,462	6,419	5,225

CFI 221

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	11,998	12,367	18,916	70,844	31,002	22,351	12,680
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	1,836	1,393	4,084	6,367	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	28,740	26,706	41,857	63,508	76,720	68,544	27,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	15,912	19,065	34,945	37,092	45,659	31,828	12,774

TABLE 24
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.97	$11.33
Value at end of period	$14.05	$12.97
Number of accumulation units outstanding at end of period	914	298
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.60	$8.24
Value at end of period	$11.01	$9.60
Number of accumulation units outstanding at end of period	4,654	766
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.89	$8.69
Value at end of period	$10.97	$9.89
Number of accumulation units outstanding at end of period	22,453	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during January 2001)
Value at beginning of period	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255	$31.141
Value at end of period	$30.67	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255
Number of accumulation units outstanding at end of period	0	0	0	625	1,554	1.520	2,145	2,251	2,226	4,491

CFI 222

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71	$10.22
Value at end of period	$11.17	$10.71
Number of accumulation units outstanding at end of period	9,474	6,424
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.96
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	1,808
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.94	$5.75	$10.43
Value at end of period	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	653	638	334
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.90
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	1,921
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.61	$11.09
Value at end of period	$15.67	$12.61
Number of accumulation units outstanding at end of period	2,378	11
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853
Value at end of period	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591
Number of accumulation units outstanding at end of period	39,976	39,584	34,686	43,564	35,815	26,627	41,804	40,704	46,212	37,568
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.78	$6.18	$8.96
Value at end of period	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.96	$6.09	$9.88
Value at end of period	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	89,024	86,617	66,318	42,812	37,909	17,827	26,520
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124
Value at end of period	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466
Number of accumulation units outstanding at end of period	262,460	251,312	238,470	238,540	237,295	228,606	198,818	110,439	100,695	87,802
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053
Value at end of period	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029
Number of accumulation units outstanding at end of period	149,411	146,696	142,173	128,485	137,310	147,293	191,321	132,197	114,751	91,020

CFI 223

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877
Value at end of period	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003
Number of accumulation units outstanding at end of period	202,496	204,620	200,469	207,267	184,024	220,215	252,037	154,335	125,205	105,975
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795
Value at end of period	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535
Number of accumulation units outstanding at end of period	26,977	26,517	23,844	28,094	26,422	29,078	27,192	11,515	14,368	11,538
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24	$11.74
Value at end of period	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24
Number of accumulation units outstanding at end of period	30,841	27,950	18,329	19,117	14,898	29,405	24,914	10,330	7,939
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.05	$6.10	$9.14
Value at end of period	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	21,816	18,090	1,660
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09	$10.20
Value at end of period	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09
Number of accumulation units outstanding at end of period	16,600	7,589	7,799	6,331	10,730	10,290	8,794	1,689	663
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.02	$10.95	$19.64	$17.05	$13.34	$11.69	$9.90
Value at end of period	$13.76	$13.02	$10.95	$19.64	$17.05	$13.34	$11.69
Number of accumulation units outstanding at end of period	25,721	24,475	19,218	15,757	5,833	2,384	981
ING BALANCED PORTFOLIO
Value at beginning of period	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864
Value at end of period	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976
Number of accumulation units outstanding at end of period	176,960	188,955	184,495	177,825	210,713	236,692	266,424	99,803	60,447	60,130
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69	$8.85
Value at end of period	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69
Number of accumulation units outstanding at end of period	32,635	30,478	26,314	14,424	14,490	8,984	15,392	3,277	122
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.14	$6.30	$10.43	$10.68
Value at end of period	$9.14	$8.14	$6.30	$10.43
Number of accumulation units outstanding at end of period	133,173	121,001	119,374	125,026
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834
Value at end of period	$5.28	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445
Number of accumulation units outstanding at end of period	79,444	69,987	62,764	53,131	43,128	51,987	52,631	47,125	20,196	19,650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.87	$6.70	$9.74
Value at end of period	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	25,993	21,833	22,328

CFI 224

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.19	$6.09	$10.02	$12.31	$10.10
Value at end of period	$10.36	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	22,323	18,035	14,366	10,628	15,094
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.25	$6.69	$10.26	$10.07	$9.83
Value at end of period	$10.23	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	3,794	323	3,093	740	210
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92	$11.21
Value at end of period	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92
Number of accumulation units outstanding at end of period	8,957	7,227	4,430	3,678	2,661	3,280	4,387	1,487	46
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.29	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	20,955	18,853	12,895	11,353	8,095	562
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.70	$7.87	$13.48	$9.68
Value at end of period	$12.87	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	70,572	79,614	75,024	86,299
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757	$17.047
Value at end of period	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757
Number of accumulation units outstanding at end of period	278,416	226,889	203,477	243,063	325,909	370,045	389,153	290,139	283,693	294,162
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751
Value at end of period	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728
Number of accumulation units outstanding at end of period	150,349	145,572	153,609	150,032	138,038	154,079	166,098	160,364	135,043	112,980
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811
Value at end of period	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454
Number of accumulation units outstanding at end of period	122,838	114,914	110,413	98,523	103,878	138,563	149,316	91,228	69,607	37,048
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503
Value at end of period	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637
Number of accumulation units outstanding at end of period	72,709	62,131	67,034	52,194	48,712	56,931	50,782	24,475	24,800	8,426
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766	$12.80
Value at end of period	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766
Number of accumulation units outstanding at end of period	124,600	123,089	130,908	112,915	121,216	159,531	147,951	85,778	85,507	68,466
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.49	$5.92	$5.19
Value at end of period	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	26,156	23,002	6

CFI 225

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99	$10.20
Value at end of period	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99
Number of accumulation units outstanding at end of period	22,912	18,533	16,271	11,068	8,661	22,145	20,980	4,740	2,454
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.75	$5.74	$9.36
Value at end of period	$8.74	$7.75	$5.74
Number of accumulation units outstanding at end of period	4,637	2,610	760
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.19	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	18,551	20,252	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18	$9.50
Value at end of period	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18
Number of accumulation units outstanding at end of period	28,222	24,186	19,104	15,612	13,439	11,724	6,863	2,300	220
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.07	$8.79	$12.68	$13.04	$12.03
Value at end of period	$13.87	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	4,131	3,672	2,627	2,792	2,373
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.64	$6.60	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367
Value at end of period	$10.63	$8.64	$6.60	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887
Number of accumulation units outstanding at end of period	98,016	100,983	89,384	83,485	87,544	104,360	113,873	94,672	72,342	68,031
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.26	$7.01	$11.15	$10.80	$10.15
Value at end of period	$9.60	$8.26	$7.01	$11.15	$10.80
Number of accumulation units outstanding at end of period	74,170	66,331	56,369	67,514	1,231
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.40	$6.57	$10.23
Value at end of period	$9.98	$8.40	$6.57
Number of accumulation units outstanding at end of period	7,716	3,947	2,789
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.37	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	11,178	13,858	11,952	8,885	5,301	360
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96	$11.20
Value at end of period	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	50,746	60,274	53,153	63,686	59,560	89,822	61,818	82

CFI 226

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.06	$11.47	$18.61	$14.78	$11.42	$10.06
Value at end of period	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	15,788	15,460	12,392	11,493	1,840	1,224
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93	$7.94
Value at end of period	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93
Number of accumulation units outstanding at end of period	27,019	13,907	13,434	12,930	8,043	10,685	6,064	1,308	40
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218
Value at end of period	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559
Number of accumulation units outstanding at end of period	286,933	314,528	287,943	217,781	171,087	167,862	206,605	192,899	162,881	121,077
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	406,969	433,687	406,349	457,542	484,189	520,551
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.62	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	123,769	116,248	110,698	106,418	108,134	138,695
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.02	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	9,997	11,047	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73	$10.15
Value at end of period	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	108,917	85,706	43,629	30,548	34,960	93,171	79,788	16,759	4,887
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.04	$6.31	$9.14	$9.36
Value at end of period	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	132,041	121,469	117,145	86,932
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.97	$7.29	$11.26	$10.80	$10.57
Value at end of period	$10.31	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	11,270	8,371	5,593	4,510	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.82	$7.76	$11.11	$10.59	$9.98
Value at end of period	$15.10	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	5,401	9,254	581	5,032	1,034

CFI 227

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.13	$7.36	$11.09	$10.61	$9.22
Value at end of period	$10.67	$9.13	$7.36	$11.09	$10.61
Number of accumulation units outstanding at end of period	58,009	46,953	33,073	48,004	154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.55	$10.70
Value at end of period	$14.00	$12.55
Number of accumulation units outstanding at end of period	8,149	6,304
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.12	$6.63	$7.16
Value at end of period	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	12,434	4,970	347
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.84	$10.06
Value at end of period	$13.01	$11.84
Number of accumulation units outstanding at end of period	5,248	10,462
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.83	$11.41
Value at end of period	$15.97	$12.83
Number of accumulation units outstanding at end of period	2,560	1,542
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.20	$5.92	$6.76
Value at end of period	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	885	234	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.71	$6.96	$10.29
Value at end of period	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	2,520	7	629
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99	$5.22
Value at end of period	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99
Number of accumulation units outstanding at end of period	15,112	7,626	7,518	11,295	9,466	10,366	4,124	1,863	9
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673
Value at end of period	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205
Number of accumulation units outstanding at end of period	34,081	37,414	38,814	35,119	36,971	44,759	52,216	46,693	33,179	22,421
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.61	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	46,859	41,741	20,302	13,247	5,347	4,440

CFI 228

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.24	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	159,749	100,655	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.30	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	107,280	85,420	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.27	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	132,619	86,835	55,700	15,364	4,650	68
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.62
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	297
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.51	$6.92	$6.91
Value at end of period	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	120	9	6
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.89	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	11,792	5,371	6,427	4,346	351	6
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.10	$7.64	$8.02
Value at end of period	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	2,554	2,515	2,891
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33
Value at end of period	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836
Number of accumulation units outstanding at end of period	37,455	43,410	39,158	46,007	47,213	49,574	47,464	28,751	28,653	30,464
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.00	$15.58
Value at end of period	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.63
Number of accumulation units outstanding at end of period	65,277	76,718	66,139	69,869	72,441	78,885	60,403	51,467	46,766	44,706
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685
Value at end of period	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508
Number of accumulation units outstanding at end of period	83,120	86,225	81,075	72,297	67,305	77,120	74,480	75,675	58,967	57,924
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.11	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	134,412	97,826	68,192	47,949	19,552	10,344

CFI 229

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.30	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	244,090	251,334	235,938	253,547	272,768	319,356
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94	$11.44
Value at end of period	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	58,463	57,570	44,338	34,317	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079
Value at end of period	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829
Number of accumulation units outstanding at end of period	86,344	76,518	69,702	59,841	62,741	88,139	103,951	63,306	48,566	44,138
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.22	$6.29	$10.20
Value at end of period	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	62,076	64,766	47,147
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.75	$6.69	$11.21	$11.07	$10.00
Value at end of period	$9.33	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	3,320	2,822	1,855	2,432	669
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412
Value at end of period	$18.01	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934
Number of accumulation units outstanding at end of period	35,373	43,802	39,512	39,555	40,272	57,732	64,681	44,713	38,125	32,216
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.68	$10.20	$9.78
Value at end of period	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	4,473	1,641	192
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275
Value at end of period	$10.69	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605
Number of accumulation units outstanding at end of period	27,772	27,530	24,844	25,103	44,742	49,072	61,545	45,679	44,242	42,534
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32	$8.80
Value at end of period	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32
Number of accumulation units outstanding at end of period	35,136	30,613	19,116	17,458	15,119	13,175	20,591	3,060	132
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.64	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	268,368	280,976	301,980	312,431	250,896	276,512
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.57	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	8,511	12,440	4,788	3,808	6,786	4,570

CFI 230

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.36	$9.57	$13.57	$12.64	$11.22	$10.92
Value at end of period	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	8,663	10,283	6,501	3,822	2,067	21
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.28	$10.55
Value at end of period	$13.66	$12.28
Number of accumulation units outstanding at end of period	467	286
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.95	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132
Value at end of period	$9.08	$7.95	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205
Number of accumulation units outstanding at end of period	56,122	52,762	51,645	41,950	43,961	28,474	30,095	19,874	17,764	9,957
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912
Value at end of period	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564
Number of accumulation units outstanding at end of period	76,128	75,123	63,605	53,729	68,774	58,391	58,398	35,062	41,825	30,661
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.27	$5.32	$8.75	$10.17
Value at end of period	$8.85	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	504	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.10	$6.53
Value at end of period	$11.23	$9.10
Number of accumulation units outstanding at end of period	1,490	223
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34	$9.81
Value at end of period	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34
Number of accumulation units outstanding at end of period	49,394	47,684	40,065	43,628	37,123	50,215	34,990	14,828	4,007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.85	$6.87	$11.36	$10.70	$9.48
Value at end of period	$10.73	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	7,922	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	19,713	23,033	17,613	17,622	10,098	10,377	7,461
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	20,377	21,939	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.88	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	15,980	13,594	7,928	5,885	3,173	165

CFI 231

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	28,124	26,224	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	43,357	34,569	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.10	$5.27	$12.74	$10.68
Value at end of period	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	11,553	12,418	10,613	4,923	3,707	1,441	1,600
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.29	$5.53
Value at end of period	$10.24	$8.29
Number of accumulation units outstanding at end of period	11,284	6,047
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	51,025	44,154	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.89	$8.70	$9.70
Value at end of period	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	153,673	147,478	101,535	83,070	87,290	70,504	39,555
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.36	$5.64	$10.49	$10.17
Value at end of period	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	9,021	5,579	3,048	858
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	25,888	23,549	17,632	12,156	8,700	5,489	1,444

CFI 232

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	28,103	20,138	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	86,377	87,674	74,633	55,425	53,142	48,482	42,278
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	20,927	19,957	20,995	21,884	15,413	10,452	7,952

TABLE 25
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.96	$11.52
Value at end of period	$14.04	$12.96
Number of accumulation units outstanding at end of period	723	723
AMANA GROWTH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.59	$9.24
Value at end of period	$10.99	$9.59
Number of accumulation units outstanding at end of period	1,331	956
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.88	$8.92
Value at end of period	$10.96	$9.88
Number of accumulation units outstanding at end of period	3,567	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70	$10.26
Value at end of period	$11.16	$10.70
Number of accumulation units outstanding at end of period	6,588	7,196
ARIEL FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.77
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	3,186

CFI 233

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.93	$5.74	$5.27
Value at end of period	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	1,648	3,878	6
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.67
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	2,446
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816
Value at end of period	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55
Number of accumulation units outstanding at end of period	10,334	11,115	11,283	12,869	13,334	13,393	14,502	9,193	8,800	9,675
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.77	$6.18	$8.11
Value at end of period	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.95	$6.08	$8.93
Value at end of period	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	109,782	136,704	128,681	85,744	60,846	15,322	1,516
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078
Value at end of period	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416
Number of accumulation units outstanding at end of period	315,602	372,022	419,213	472,873	516,840	307,647	237,826	83,150	58,609	50,343
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013
Value at end of period	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984
Number of accumulation units outstanding at end of period	120,131	140,149	132,451	149,387	169,167	97,136	110,055	41,132	28,002	24,882
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.00
Value at end of period	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955
Number of accumulation units outstanding at end of period	92,734	107,057	137,894	140,267	144,958	90,463	105,129	64,097	59,388	54,245
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761
Value at end of period	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502
Number of accumulation units outstanding at end of period	11,352	14,863	17,837	22,320	27,614	17,245	26,653	12,473	7,740	6,014
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24	$11.50
Value at end of period	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	34,898	38,808	49,190	51,720	53,377	15,286	10,292	3,163	1,512

CFI 234

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.04	$6.10	$10.19
Value at end of period	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	24,692	26,639	8,490
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09	$8.37
Value at end of period	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	5,326	6,075	5,153	5,203	10,553	6,481	7,599	2,653	163
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.98	$10.92	$19.60	$17.03	$13.33	$11.69	$9.74
Value at end of period	$13.71	$12.98	$10.92	$19.60	$17.03	$13.33	$11.69
Number of accumulation units outstanding at end of period	26,874	31,749	32,706	30,574	17,080	6,690	521
ING BALANCED PORTFOLIO
Value at beginning of period	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825
Value at end of period	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931
Number of accumulation units outstanding at end of period	219,984	268,446	274,079	344,529	397,173	150,929	156,016	75,376	70,353	72,759
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69	$9.62
Value at end of period	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	38,797	43,569	47,093	45,358	50,549	20,706	16,631	2,542	35
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.12	$6.29	$10.43	$10.68
Value at end of period	$9.12	$8.12	$6.29	$10.43
Number of accumulation units outstanding at end of period	49,258	56,474	59,675	67,131
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832
Value at end of period	$5.25	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441
Number of accumulation units outstanding at end of period	29,215	41,916	42,020	38,566	39,142	15,143	26,215	22,386	13,750	8,802
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.86	$6.70	$9.74
Value at end of period	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	51,877	59,191	54,037
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.17	$6.08	$10.01	$12.31	$10.33
Value at end of period	$10.34	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	22,553	22,483	23,845	22,025	17,213
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.24	$6.68	$10.25	$10.07	$9.46
Value at end of period	$10.20	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	6,845	7,738	6,272	4,515	20

CFI 235

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91	$11.87
Value at end of period	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91
Number of accumulation units outstanding at end of period	2,547	4,110	3,212	5,494	4,417	3,205	4,549	2,398	183
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.26	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	28,855	21,206	20,336	20,436	20,812	2,895
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.68	$7.86	$13.47	$9.68
Value at end of period	$12.85	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	97,385	118,022	101,898	71,519
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008
Value at end of period	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718
Number of accumulation units outstanding at end of period	539,591	603,771	700,974	780,871	895,372	258,276	307,389	268,968	257,254	284,048
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707
Value at end of period	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681
Number of accumulation units outstanding at end of period	159,467	195,772	205,126	262,914	312,930	244,135	259,832	65,867	47,238	42,375
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791
Value at end of period	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427
Number of accumulation units outstanding at end of period	108,249	132,715	152,651	172,106	180,401	116,592	89,723	27,867	12,024	5,029
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489
Value at end of period	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618
Number of accumulation units outstanding at end of period	58,585	81,074	92,831	111,071	127,955	90,740	70,348	18,738	8,843	3,338
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77
Value at end of period	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727
Number of accumulation units outstanding at end of period	121,805	146,012	158,912	160,354	176,238	62,041	65,146	64,925	63,808	62,226
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.48	$5.92	$10.01
Value at end of period	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	37,050	50,082	3,345
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99	$9.24
Value at end of period	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99
Number of accumulation units outstanding at end of period	55,010	78,546	100,466	108,102	100,267	76,291	64,416	6,534	2,944
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.74	$5.74	$9.43
Value at end of period	$8.72	$7.74	$5.74
Number of accumulation units outstanding at end of period	3,189	4,551	2,743

CFI 236

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.14	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	15,884	19,215	23,371	26,816	21,219	2,733
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17	$8.83
Value at end of period	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	9,169	10,445	10,941	15,043	17,947	6,179	2,497	554	94
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.04	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	3,032	2,739	1,674	2,145	1,527	458
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.58	$6.56	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336
Value at end of period	$10.56	$8.58	$6.56	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859
Number of accumulation units outstanding at end of period	75,310	86,790	88,994	112,485	135,012	73,537	96,078	77,677	82,668	83,543
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.24	$7.00	$11.14	$10.80	$10.00
Value at end of period	$9.58	$8.24	$7.00	$11.14	$10.80
Number of accumulation units outstanding at end of period	34,632	48,481	84,464	92,781	717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.40	$6.57	$10.23
Value at end of period	$9.97	$8.40	$6.57
Number of accumulation units outstanding at end of period	9,503	9,317	8,081
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.34	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	7,419	8,716	7,371	5,990	2,889	1,214
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96	$11.37
Value at end of period	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	20,948	25,440	28,139	27,027	30,812	22,327	17,416	557
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.03	$11.45	$18.59	$14.76	$11.42	$11.11
Value at end of period	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	21,894	27,683	32,852	22,458	15,471	130
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93	$7.36
Value at end of period	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93
Number of accumulation units outstanding at end of period	6,689	7,884	6,487	2,446	5,707	208	857	1,552	58
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189
Value at end of period	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524
Number of accumulation units outstanding at end of period	125,613	169,795	201,803	189,178	185,984	61,014	103,759	102,165	82,720	76,506

CFI 237

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	300,492	348,809	368,464	440,703	503,672	360,152
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	49,326	47,965	76,222	79,892	98,486	57,415
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.99	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	7,145	4,559	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72	$10.06
Value at end of period	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72
Number of accumulation units outstanding at end of period	46,834	55,341	54,300	38,904	33,800	24,313	25,945	12,016	1,261
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.02	$6.31	$9.13	$9.35
Value at end of period	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	137,361	178,785	206,885	239,700
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.96	$7.28	$11.25	$10.80	$9.86
Value at end of period	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	22,545	33,744	34,878	33,068	18,008
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.80	$7.75	$11.10	$10.58	$10.16
Value at end of period	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	1,227	2,331	858	549	64
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.11	$7.35	$11.08	$10.61	$10.61
Value at end of period	$10.65	$9.11	$7.35	$11.08	$10.61
Number of accumulation units outstanding at end of period	33,883	38,936	56,638	55,387	731
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$10.70
Value at end of period	$13.99	$12.54
Number of accumulation units outstanding at end of period	96	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.11	$6.63	$8.94
Value at end of period	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	9,491	8,501	1,375

CFI 238

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.84	$10.05
Value at end of period	$13.00	$11.84
Number of accumulation units outstanding at end of period	2,965	1,726
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.83	$11.40
Value at end of period	$15.96	$12.83
Number of accumulation units outstanding at end of period	8,606	5,761
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.20	$5.92	$9.34
Value at end of period	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	3,039	5,275	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.70	$6.95	$10.32
Value at end of period	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	529	574	1,944
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99	$5.63
Value at end of period	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99
Number of accumulation units outstanding at end of period	10,166	9,166	6,824	5,023	3,720	2,150	1,800	891	81
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638
Value at end of period	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16
Number of accumulation units outstanding at end of period	44,898	50,706	58,496	62,006	74,969	76,125	87,891	16,987	15,129	13,689
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.58	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	46,517	80,898	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.22	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	64,088	100,241	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.28	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	65,999	81,376	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.24	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	38,066	36,848	25,773	14,280	5,417	350

CFI 239

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.87	$9.38	$11.38	$11.11
Value at end of period	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	65	3,196	5	1,333
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.09	$7.46
Value at end of period	$9.99	$9.09
Number of accumulation units outstanding at end of period	175	126
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297
Value at end of period	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797
Number of accumulation units outstanding at end of period	22,240	26,909	39,251	42,056	42,794	28,310	32,084	8,613	6,921	10,286
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544
Value at end of period	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591
Number of accumulation units outstanding at end of period	53,867	68,921	79,897	79,014	88,680	78,752	77,380	22,301	17,410	17,200
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651
Value at end of period	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47
Number of accumulation units outstanding at end of period	59,500	78,726	86,697	88,914	95,783	91,280	98,752	17,206	13,409	13,896
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.08	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	154,831	142,638	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.26	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	153,317	176,871	185,791	220,002	272,350	183,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	27,945	35,342	35,274	37,594	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032
Value at end of period	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779
Number of accumulation units outstanding at end of period	65,975	73,187	63,752	69,959	81,985	55,822	63,612	23,142	23,649	25,440
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.22	$6.29	$10.20
Value at end of period	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	46,788	57,156	64,548
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.74	$6.68	$11.20	$11.07	$10.81
Value at end of period	$9.31	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	602	686	636	1,389	2,935

CFI 240

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363
Value at end of period	$17.88	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889
Number of accumulation units outstanding at end of period	16,641	22,822	32,102	40,249	50,052	27,649	32,796	32,812	30,277	28,373
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.67	$10.19	$9.90
Value at end of period	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	10,490	3,048	4,568
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247
Value at end of period	$10.61	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578
Number of accumulation units outstanding at end of period	50,722	57,434	84,565	87,458	105,153	61,862	68,289	52,502	56,188	58,402
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31	$7.15
Value at end of period	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31
Number of accumulation units outstanding at end of period	19,494	25,134	23,297	24,987	24,864	6,189	5,507	4,603	307
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	121,148	146,129	173,779	202,843	236,757	159,936
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.55	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	18,517	19,659	20,661	16,290	15,542	2,792
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.34	$9.55	$13.55	$12.63	$11.21	$10.79
Value at end of period	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	2,898	5,206	6,547	5,517	4,093	174
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.27	$11.74
Value at end of period	$13.65	$12.27
Number of accumulation units outstanding at end of period	2,008	40
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.90	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121
Value at end of period	$9.02	$7.90	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192
Number of accumulation units outstanding at end of period	20,189	36,439	43,317	42,365	39,918	12,129	8,932	6,641	3,373	2,162
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903
Value at end of period	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554
Number of accumulation units outstanding at end of period	30,365	37,091	39,838	47,594	62,589	24,077	36,127	35,070	13,776	10,181
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523
Value at end of period	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275
Number of accumulation units outstanding at end of period	50	42	33	23	15	7	99,265	52,946	44,165	69,826

CFI 241

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621	$21.088
Value at end of period	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621
Number of accumulation units outstanding at end of period	0	0	0	12	289	12	161,764	96,156	76,205	77,962
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69
Value at end of period	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579
Number of accumulation units outstanding at end of period	11	11	10	22	513	413	22,339	20,156	11,559	10,047
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686
Value at end of period	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161
Number of accumulation units outstanding at end of period	78	63	46	35	158	13	165,204	99,792	92,021	89,662
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.26	$5.31	$8.25
Value at end of period	$8.84	$7.26	$5.31
Number of accumulation units outstanding at end of period	30	119	134
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09	$7.16	$9.61
Value at end of period	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	4,346	4,679	1,710
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33	$8.82
Value at end of period	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	36,984	47,914	53,990	64,002	76,390	18,052	23,810	16,651	938
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.83	$6.86	$11.35	$10.69
Value at end of period	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	3,783	3,637	1,736	340
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	17,976	19,204	19,817	22,209	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	37,535	42,528	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44	$10.92	$14.19	$16.32
Value at end of period	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44	$10.92	$14.19
Number of accumulation units outstanding at end of period	359	373	319	307	336	66	83,303	33,406	17,052	8,601
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.86	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	3,692	3,606	5,762	7,126	7,787	998

CFI 242

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	33,814	36,075	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	59,036	46,515	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.09	$5.26	$12.74	$10.67
Value at end of period	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	14,218	17,456	18,956	26,903	18,323	2,134	2,409
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.28	$5.45	$9.38
Value at end of period	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	5,575	6,229	1,648
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	71,487	89,902	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$8.70	$9.67
Value at end of period	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	6,708	5,716	3,461
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	205,347	247,547	238,743	156,979	154,499	32,998	9,197
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.35	$5.64	$10.49	$10.53
Value at end of period	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	18,723	11,102	7,872	4,389
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	39,157	36,490	38,325	36,933	36,890	2,968	1,239

CFI 243

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	9,952	10,952	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	49,817	60,162	60,153	62,681	73,234	20,787	8,984
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	42,598	39,610	46,123	41,654	47,470	7,980	2,724

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.59	$8.46
Value at end of period	$10.98	$9.59
Number of accumulation units outstanding at end of period	10,857	3,738
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.87	$8.94
Value at end of period	$10.95	$9.87
Number of accumulation units outstanding at end of period	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.70	$10.28
Value at end of period	$11.15	$10.70
Number of accumulation units outstanding at end of period	4,274	3,791
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.92	$5.74	$5.71
Value at end of period	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	4	285	470
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.60	$11.91
Value at end of period	$15.65	$12.60
Number of accumulation units outstanding at end of period	0	77
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78
Value at end of period	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509
Number of accumulation units outstanding at end of period	6,421	5,411	6,665	5,606	16,044	17,247	11,929	12,575	12,326	2,958

CFI 244

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.77	$5.99
Value at end of period	$8.93	$7.77
Number of accumulation units outstanding at end of period	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.95	$6.08	$7.07
Value at end of period	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	7,153	28	1,086
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	28,714	23,499	9,980	12,276	8,646	4,357	214
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031
Value at end of period	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367
Number of accumulation units outstanding at end of period	53,378	80,196	53,125	63,422	73,890	67,723	36,012	68,670	46,506	35,773
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974
Value at end of period	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939
Number of accumulation units outstanding at end of period	34,666	49,321	42,895	56,507	62,250	47,941	28,000	70,821	50,747	31,625
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781
Value at end of period	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907
Number of accumulation units outstanding at end of period	45,184	65,323	59,660	73,333	94,279	86,202	49,508	197,515	154,272	85,637
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727
Value at end of period	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47
Number of accumulation units outstanding at end of period	11,970	12,748	9,198	10,930	15,843	9,272	7,735	14,662	4,490	2,349
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23	$10.06
Value at end of period	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23
Number of accumulation units outstanding at end of period	19,302	24,341	16,535	10,934	9,892	8,091	2,444	4,293	1,437
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.04	$6.10	$7.10
Value at end of period	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	10,876	10,182	256
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08	$8.97
Value at end of period	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08
Number of accumulation units outstanding at end of period	2,836	4,756	853	3,625	4,969	2,082	571	2,295	539
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.95	$10.90	$19.57	$17.00	$13.32	$11.45
Value at end of period	$13.67	$12.95	$10.90	$19.57	$17.00	$13.32
Number of accumulation units outstanding at end of period	1,389	6,496	3,516	4,681	4,468	1,704

CFI 245

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786
Value at end of period	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886
Number of accumulation units outstanding at end of period	13,315	28,081	15,527	25,177	32,683	44,298	34,210	84,714	87,711	63,931
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69	$8.62
Value at end of period	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69
Number of accumulation units outstanding at end of period	10,052	13,309	10,006	13,176	13,409	9,472	1,809	2,646	227
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.11	$6.29	$10.42	$10.68
Value at end of period	$9.11	$8.11	$6.29	$10.42
Number of accumulation units outstanding at end of period	30,462	25,759	19,287	29,654
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83
Value at end of period	$5.22	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437
Number of accumulation units outstanding at end of period	13,634	22,492	13,472	26,165	31,231	58,723	23,537	84,297	89,207	16,961
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.86	$6.70	$9.74
Value at end of period	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	3,358	9,242	5,878
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.16	$6.07	$10.00	$12.30	$11.24
Value at end of period	$10.31	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	7,544	3,649	1,941	730	6,190
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.22	$6.67	$10.24	$10.19
Value at end of period	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	639	2,005	1,912	1,086
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55	$12.31
Value at end of period	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	3,366	3,390	1,442	730	1,038	1,089	607	737
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.23	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	4,847	3,644	2,845	955	136	596
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.67	$7.85	$13.47	$9.68
Value at end of period	$12.82	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	13,303	19,308	8,373	19,633
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969
Value at end of period	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68
Number of accumulation units outstanding at end of period	42,547	47,768	40,050	49,369	63,530	59,264	56,740	240,747	233,063	209,141

CFI 246

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663
Value at end of period	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634
Number of accumulation units outstanding at end of period	29,870	40,419	36,043	61,315	70,761	77,604	34,594	78,790	55,586	31,871
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771
Value at end of period	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401
Number of accumulation units outstanding at end of period	33,316	52,801	29,270	40,565	55,277	47,243	20,823	57,703	33,260	7,819
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475
Value at end of period	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598
Number of accumulation units outstanding at end of period	18,243	29,637	13,078	20,960	24,855	20,641	10,934	15,700	8,360	3,371
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74
Value at end of period	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688
Number of accumulation units outstanding at end of period	30,972	39,306	44,153	57,372	66,886	50,430	48,088	80,736	61,947	50,804
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.48	$5.27
Value at end of period	$7.97	$7.48
Number of accumulation units outstanding at end of period	7,906	8,312
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98	$10.15
Value at end of period	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98
Number of accumulation units outstanding at end of period	9,118	16,242	7,374	3,983	4,691	5,164	3,069	1,309	102
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.73	$5.73	$9.70
Value at end of period	$8.71	$7.73	$5.73
Number of accumulation units outstanding at end of period	546	3,477	218
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.09	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	3,028	2,594	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17	$9.77
Value at end of period	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17
Number of accumulation units outstanding at end of period	4,291	6,926	3,517	3,518	7,599	6,143	346	3,971	534
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.01	$8.75	$12.65	$13.02	$12.11
Value at end of period	$13.79	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	392	1,396	839	399	47
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.52	$6.52	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305
Value at end of period	$10.48	$8.52	$6.52	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832
Number of accumulation units outstanding at end of period	14,889	21,073	29,024	24,279	25,298	27,727	21,376	142,849	111,123	80,837

CFI 247

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.23	$7.00	$11.13	$10.80	$10.28
Value at end of period	$9.55	$8.23	$7.00	$11.13	$10.80
Number of accumulation units outstanding at end of period	19,742	39,545	30,781	35,516	2
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.39	$6.57	$10.23
Value at end of period	$9.96	$8.39	$6.57
Number of accumulation units outstanding at end of period	1,881	2,599	3,658
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.31	$9.06	$18.15	$15.24	$12.95
Value at end of period	$13.84	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	992	2,150	6,403	5,316	1,310
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96	$11.23
Value at end of period	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	5,882	22,412	17,724	17,438	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.99	$11.43	$18.56	$14.75	$11.68
Value at end of period	$16.84	$14.99	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	8,179	4,474	3,595	3,783	1,788
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92	$7.26
Value at end of period	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92
Number of accumulation units outstanding at end of period	1,552	4,821	2,662	1,960	2,702	1,260	761	815	0
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161
Value at end of period	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488
Number of accumulation units outstanding at end of period	75,578	94,130	60,966	109,772	90,227	65,703	48,216	101,501	92,376	51,519
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.09	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	96,938	140,810	124,953	163,057	198,516	188,362
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.56	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	48,231	64,383	63,282	65,624	65,199	59,076
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.96	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	4,282	4,162	2,612	1,035	523	186

CFI 248

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72	$10.20
Value at end of period	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72
Number of accumulation units outstanding at end of period	18,116	25,607	23,609	27,138	23,365	18,181	2,786	17,091	3,470
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.01	$6.30	$9.12	$9.35
Value at end of period	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	10,651	29,670	12,131	14,760
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.94	$7.27	$11.24	$10.80	$10.27
Value at end of period	$10.26	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	4,502	5,995	4,298	3,634	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.78	$7.74	$11.09	$10.58	$10.00
Value at end of period	$15.03	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	7,316	3,515	333	338	471
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.10	$7.34	$11.08	$11.36
Value at end of period	$10.62	$9.10	$7.34	$11.08
Number of accumulation units outstanding at end of period	6,958	25,900	19,687	17,868
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$10.70
Value at end of period	$13.98	$12.54
Number of accumulation units outstanding at end of period	2,959	920
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.10	$6.63	$9.31
Value at end of period	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	4,944	5,126	23
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.83	$10.05
Value at end of period	$12.99	$11.83
Number of accumulation units outstanding at end of period	160	258
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.82	$11.40
Value at end of period	$15.94	$12.82
Number of accumulation units outstanding at end of period	3,093	1,125
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.19	$5.47
Value at end of period	$10.13	$8.19
Number of accumulation units outstanding at end of period	1,224	1,053

CFI 249

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$6.95	$9.69
Value at end of period	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,828	1,481	181
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99	$7.92
Value at end of period	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99
Number of accumulation units outstanding at end of period	1,054	4,543	3,260	2,802	3,845	3,387	2,397	1,953	840
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603
Value at end of period	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115
Number of accumulation units outstanding at end of period	10,137	10,298	4,544	8,816	14,749	19,364	16,680	45,397	26,984	15,471
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.56	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	28,164	21,220	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.19	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	66,135	40,897	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.25	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	36,169	23,877	11,383	13,813	2,550	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.22	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	37,286	35,894	13,003	15,054	2,225	323
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.84
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	26
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$8.37
Value at end of period	$9.46
Number of accumulation units outstanding at end of period	265
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.84	$9.36	$11.37	$10.93	$10.42
Value at end of period	$11.74	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	98	294	37	337	129

CFI 250

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.08	$7.52
Value at end of period	$9.98	$9.08
Number of accumulation units outstanding at end of period	249	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264
Value at end of period	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758
Number of accumulation units outstanding at end of period	4,775	5,581	5,189	8,445	6,303	3,972	5,634	20,711	20,360	17,388
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508
Value at end of period	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553
Number of accumulation units outstanding at end of period	9,427	10,599	9,594	16,470	21,194	17,403	14,379	54,981	44,482	39,012
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617
Value at end of period	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432
Number of accumulation units outstanding at end of period	14,388	16,476	12,123	17,776	18,294	17,281	12,416	327,871	338,865	352,350
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.05	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	56,980	37,922	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.22	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	52,364	63,514	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	17,655	17,771	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986
Value at end of period	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729
Number of accumulation units outstanding at end of period	11,723	21,863	19,537	26,133	27,032	23,412	12,189	45,410	35,368	24,564
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.21	$6.29	$10.20
Value at end of period	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	4,985	9,054	6,568
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.72	$6.67	$11.19	$11.06	$10.27
Value at end of period	$9.28	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	1,158	2,544	2,012	19	4
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313
Value at end of period	$17.75	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845
Number of accumulation units outstanding at end of period	8,855	10,757	11,151	14,751	13,280	15,937	10,875	36,384	31,332	23,150

CFI 251

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.66	$10.19	$9.61
Value at end of period	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	896	940	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218
Value at end of period	$10.54	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551
Number of accumulation units outstanding at end of period	3,804	6,558	5,387	8,217	9,746	12,914	10,418	50,580	48,567	39,153
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31	$7.77
Value at end of period	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31
Number of accumulation units outstanding at end of period	5,892	13,994	4,314	5,370	8,121	5,424	799	4,412	980
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.18	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	72,943	95,098	68,007	107,065	153,266	131,180
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.52	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	3,491	4,621	2,463	1,550	865	162
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.31	$9.53	$13.53	$12.61	$11.21	$10.81
Value at end of period	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	1,548	2,248	1,637	2,270	1,393	1
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.27	$11.17
Value at end of period	$13.64	$12.27
Number of accumulation units outstanding at end of period	910	934
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.86	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111
Value at end of period	$8.97	$7.86	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18
Number of accumulation units outstanding at end of period	28,199	31,984	31,563	39,498	43,185	14,762	4,519	21,903	15,354	6,231
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895
Value at end of period	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544
Number of accumulation units outstanding at end of period	31,273	33,443	44,764	54,313	61,963	19,431	4,805	54,658	43,800	31,088
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$29.11
Value at end of period	$31.88
Number of accumulation units outstanding at end of period	35
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.06	$11.92	$19.54
Value at end of period	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	629	574	504

CFI 252

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.64	$12.23	$18.22
Value at end of period	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	177	158	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.25	$5.31	$8.66
Value at end of period	$8.82	$7.25	$5.31
Number of accumulation units outstanding at end of period	483	6,064	1,689
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.08	$6.33
Value at end of period	$11.20	$9.08
Number of accumulation units outstanding at end of period	5,006	5,930
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33	$8.14
Value at end of period	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33
Number of accumulation units outstanding at end of period	7,622	14,278	11,888	13,420	17,462	30,949	25,033	11,066	1,427
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.82	$6.85	$11.34	$10.70	$9.31
Value at end of period	$10.68	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	3,469	1,891	319	913	400
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	9,883	12,000	7,630	8,644	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	5,672	4,866	2,890	4,284	5,761	3,432	616
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2010)
Value at beginning of period	$19.80
Value at end of period	$23.39
Number of accumulation units outstanding at end of period	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.83	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	2,931	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	5,552	8,500	4,909	9,717	5,753	8,650	902

CFI 253

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	9,747	16,212	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.07	$5.26	$12.73	$11.28
Value at end of period	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	5,400	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	3,054	3,435	2,520	1,741	1,078	381	6
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.27	$7.80
Value at end of period	$10.22	$8.27
Number of accumulation units outstanding at end of period	660	38
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	23,231	15,901	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.87	$8.70	$9.69
Value at end of period	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	937	1,422	3,390
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	31,818	33,967	17,588	18,292	20,426	26,926	3,356
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.34	$5.63	$10.48	$10.30
Value at end of period	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	3,200	3,515	2,123	24
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	10,673	7,402	3,397	4,651	4,582	1,558	620
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.83	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	3,275	4,803	1,032	4,015	5,997	2,036

CFI 254

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	25,001	23,825	29,780	19,876	18,846	13,613	4,346
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	4,530	5,705	5,470	7,023	9,913	11,287	1,333

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.96	$10.12
Value at end of period	$14.02	$12.96
Number of accumulation units outstanding at end of period	1,497	550
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.58	$8.17
Value at end of period	$10.97	$9.58
Number of accumulation units outstanding at end of period	23,838	13,148
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.87	$8.23
Value at end of period	$10.94	$9.87
Number of accumulation units outstanding at end of period	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.69	$10.08
Value at end of period	$11.14	$10.69
Number of accumulation units outstanding at end of period	29,463	13,688
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.96
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	828
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.91	$5.73	$10.46
Value at end of period	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	15,858	12,780	1,880

CFI 255

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.42
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	3,905
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.60	$11.51
Value at end of period	$15.64	$12.60
Number of accumulation units outstanding at end of period	7,661	57
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743
Value at end of period	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468
Number of accumulation units outstanding at end of period	32,468	32,907	35,566	32,304	26,160	20,886	16,388	11,778	8,571	3,686
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.76	$6.17	$8.80
Value at end of period	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.94	$6.08	$8.94
Value at end of period	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	3,867	2,198	1,166
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	202,268	167,669	127,676	92,487	48,828	24,162	3,553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985
Value at end of period	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319
Number of accumulation units outstanding at end of period	316,690	318,093	332,769	304,741	261,881	199,896	129,478	74,453	41,896	27,983
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935
Value at end of period	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894
Number of accumulation units outstanding at end of period	130,321	143,170	156,680	158,307	152,764	131,013	109,939	77,041	45,787	25,563
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733
Value at end of period	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86
Number of accumulation units outstanding at end of period	122,306	119,463	134,845	126,275	117,621	115,218	108,714	100,006	69,331	47,070
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693
Value at end of period	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438
Number of accumulation units outstanding at end of period	22,108	24,291	27,668	22,910	21,543	17,720	15,876	12,355	11,033	9,531
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.64
Value at end of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	70,809	66,301	60,560	53,895	48,595	38,989	24,929	9,229	2,036

CFI 256

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.03	$6.10	$9.89
Value at end of period	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	61,947	38,454	4,596
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$9.75
Value at end of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	22,984	17,480	15,366	15,180	15,798	10,540	6,474	1,134	126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68	$9.75
Value at end of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	51,488	55,265	54,619	43,902	22,729	6,367	529
ING BALANCED PORTFOLIO
Value at beginning of period	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747
Value at end of period	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842
Number of accumulation units outstanding at end of period	63,310	66,784	88,950	93,827	87,400	91,050	97,061	33,013	16,260	7,085
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$9.36
Value at end of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	51,943	56,618	53,816	47,125	35,472	33,006	15,184	6,758	180
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.10	$6.28	$10.42	$10.68
Value at end of period	$9.09	$8.10	$6.28	$10.42
Number of accumulation units outstanding at end of period	56,082	73,143	77,452	73,368
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828
Value at end of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434
Number of accumulation units outstanding at end of period	117,012	98,249	89,358	96,236	63,627	69,010	64,006	50,843	24,372	10,887
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.14	$6.07	$9.99	$12.30	$10.44
Value at end of period	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	60,270	48,613	36,902	26,249	17,184
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.21	$6.66	$10.23	$10.06	$9.09
Value at end of period	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	9,512	6,389	3,523	983	178
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$12.02
Value at end of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	18,506	16,216	15,210	10,444	8,450	6,870	4,882	1,180	5

CFI 257

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.20	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	55,469	43,590	26,069	13,295	10,389	3,998
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	119,967	115,701	101,622	71,073
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.15
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	346
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929
Value at end of period	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641
Number of accumulation units outstanding at end of period	113,419	67,546	95,114	107,258	120,422	117,339	126,306	102,355	80,183	75,992
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Value at end of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Number of accumulation units outstanding at end of period	134,963	136,322	147,669	144,971	145,259	127,900	116,478	90,606	55,062	34,503
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Value at end of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Number of accumulation units outstanding at end of period	139,393	147,186	151,967	149,600	149,158	125,931	104,291	64,629	36,994	9,459
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Value at end of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Number of accumulation units outstanding at end of period	83,009	88,723	94,434	94,066	98,473	83,955	67,254	41,585	19,031	4,435
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711
Value at end of period	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65
Number of accumulation units outstanding at end of period	109,356	111,203	121,609	123,836	98,873	83,799	63,863	53,049	44,358	28,418
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.47	$5.92	$9.13
Value at end of period	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	31,798	26,079	180
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.93
Value at end of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	37,641	41,226	40,503	42,483	34,799	27,500	12,652	6,812	2,895
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.72	$5.73	$9.53
Value at end of period	$8.69	$7.72	$5.73
Number of accumulation units outstanding at end of period	6,210	3,406	506

CFI 258

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.05	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	35,795	27,745	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$8.85
Value at end of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	22,079	19,312	20,976	20,009	16,290	10,412	6,702	1,085	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.99	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	8,684	6,436	5,553	4,267	901	69
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.46	$6.48	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274
Value at end of period	$10.40	$8.46	$6.48	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804
Number of accumulation units outstanding at end of period	34,878	39,780	52,531	62,153	62,516	67,891	75,333	66,466	48,155	39,073
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.21	$6.99	$11.12	$10.79	$9.57
Value at end of period	$9.53	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	190,209	194,531	223,698	223,549	3,100
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.99	$9.68
Value at end of period	$11.82	$9.99
Number of accumulation units outstanding at end of period	20	20
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.28	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	9,137	8,557	9,615	9,110	2,816	828
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95	$11.13
Value at end of period	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	94,522	95,289	85,309	84,449	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.96	$11.41	$18.54	$14.74	$11.41	$10.99
Value at end of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	43,203	44,363	42,079	34,877	10,349	414
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$8.84
Value at end of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	16,151	10,461	9,681	7,627	7,346	6,578	5,605	2,261	197
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133
Value at end of period	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453
Number of accumulation units outstanding at end of period	453,148	570,885	813,394	583,468	293,491	189,735	130,565	85,894	68,473	31,487

CFI 259

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.08	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	335,042	363,926	423,529	421,438	382,245	349,097
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.64	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	167,785	166,621	168,466	151,703	127,633	125,805
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.93	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	27,142	18,088	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.14
Value at end of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	217,264	192,986	143,141	99,218	69,753	55,455	35,513	19,253	4,226
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	135,255	142,095	156,353	134,203
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.92	$7.26	$11.23	$10.79	$10.02
Value at end of period	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	18,269	18,748	14,630	12,646	126
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.75	$7.73	$11.08	$10.58	$10.05
Value at end of period	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	21,465	15,217	12,276	8,142	616
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.08	$7.33	$11.07	$10.60	$9.58
Value at end of period	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	85,220	82,035	82,796	83,622	277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$10.70
Value at end of period	$13.96	$12.54
Number of accumulation units outstanding at end of period	7,138	4,441
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.10	$6.63	$9.13
Value at end of period	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	23,176	15,941	34

CFI 260

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.83	$10.05
Value at end of period	$12.98	$11.83
Number of accumulation units outstanding at end of period	3,886	1,766
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.82	$11.40
Value at end of period	$15.93	$12.82
Number of accumulation units outstanding at end of period	7,189	4,414
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.18	$5.91	$9.42
Value at end of period	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	5,589	3,691	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.69	$6.95	$9.59
Value at end of period	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	7,893	2,901	292
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$7.76
Value at end of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	17,755	10,305	15,178	11,546	11,518	9,521	8,830	4,177	1,120
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Value at end of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Number of accumulation units outstanding at end of period	28,457	24,312	25,923	27,307	38,682	38,894	38,794	36,393	26,952	15,435
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.53	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	141,257	116,541	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.17	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	114,025	82,789	45,543	22,806	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	132,025	92,869	63,053	29,608	11,636	5,440
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.19	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	99,551	71,842	40,658	19,854	4,298	263

CFI 261

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.78
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	50
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.49	$6.91	$6.90
Value at end of period	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	9,901	3,939	178
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.81	$9.34	$11.35	$10.92	$10.22
Value at end of period	$11.71	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	13,258	10,308	5,442	3,712	3,215
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.07	$7.64	$7.44
Value at end of period	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	4,370	1,563	4,030
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231
Value at end of period	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72
Number of accumulation units outstanding at end of period	36,531	34,080	22,604	14,427	13,450	15,934	13,525	8,080	9,559	8,425
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472
Value at end of period	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515
Number of accumulation units outstanding at end of period	53,891	50,097	43,263	45,479	38,767	29,864	20,916	14,993	9,024	8,645
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584
Value at end of period	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395
Number of accumulation units outstanding at end of period	83,734	71,490	47,688	40,202	39,861	39,355	28,210	21,897	14,720	13,693
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	548,217	454,755	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.20	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	130,542	151,794	167,991	154,634	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93	$11.34
Value at end of period	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	74,363	69,003	59,043	49,380	35,062	21,697	5,534	773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939
Value at end of period	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679
Number of accumulation units outstanding at end of period	82,769	80,998	85,842	87,681	69,189	56,851	43,781	28,395	15,100	7,849

CFI 262

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	50,771	47,069	45,957
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.70	$6.66	$11.18	$11.06	$10.21
Value at end of period	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	12,694	11,210	7,233	6,749	2,343
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264
Value at end of period	$17.62	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80
Number of accumulation units outstanding at end of period	27,179	27,027	20,170	21,760	18,313	17,427	18,406	20,661	16,371	9,841
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.65	$10.19	$9.86
Value at end of period	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	11,090	9,615	2,233
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19
Value at end of period	$10.46	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524
Number of accumulation units outstanding at end of period	29,651	27,971	35,917	34,407	30,367	29,699	27,297	14,768	10,578	8,680
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$8.58
Value at end of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	60,864	66,761	71,895	74,788	71,555	57,719	25,515	4,065	758
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.54	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	277,623	290,160	298,358	306,176	299,371	267,316
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	36,634	28,169	22,145	20,052	14,574	4,274
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.29	$9.52	$13.51	$12.60	$11.21	$11.03
Value at end of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	15,080	16,362	15,475	9,420	5,597	1,447
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.26	$10.47
Value at end of period	$13.63	$12.26
Number of accumulation units outstanding at end of period	2,442	2,001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Value at end of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Number of accumulation units outstanding at end of period	39,531	41,196	51,978	48,259	47,128	24,539	22,247	23,114	15,396	8,718

CFI 263

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Value at end of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Number of accumulation units outstanding at end of period	55,095	58,985	62,945	60,509	61,914	31,794	36,651	36,257	29,057	19,324
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$29.57	$23.78	$28.61	$28.86
Value at end of period	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	51	41	31
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.24	$5.30	$8.74	$9.41
Value at end of period	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	657	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.08	$7.15	$7.30
Value at end of period	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	2,070	1,456	28
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.68
Value at end of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	89,709	102,003	107,585	108,442	87,368	69,215	33,044	13,050	4,185
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.80	$6.84	$11.33	$10.69	$9.79
Value at end of period	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	8,515	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	56,332	59,944	52,270	40,786	27,001	13,878	5,595
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	52,253	47,303	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.81	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	18,528	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	67,368	69,765	59,920	47,571	41,376	30,553	8,390

CFI 264

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	130,782	117,674	80,142	39,815	30,508	27,020	6,280
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.06	$5.25	$12.73	$10.19
Value at end of period	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	41,439	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	37,919	36,257	26,322	23,291	15,110	8,221	3,419
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.27	$5.45	$5.90
Value at end of period	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	16,089	7,244	2,489
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	164,242	135,707	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.87	$8.70	$9.66
Value at end of period	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	356,032	314,662	260,809	223,431	158,071	98,047	29,615
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.33	$5.63	$10.48	$10.07
Value at end of period	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	37,897	20,191	8,775	1,545
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	54,436	47,807	44,494	34,375	17,561	8,048	3,245
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	40,101	36,277	32,657	24,212	16,266	8,700	2,505

CFI 265

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	197,118	187,503	169,986	160,198	106,492	72,248	25,186
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	35,529	35,143	38,157	32,742	30,174	19,924	6,364

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707
Value at end of period	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427
Number of accumulation units outstanding at end of period	10	0	246	188	141	155	2,160	4,323	2,163	1,989
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.75	$7.83
Value at end of period	$8.90	$7.75
Number of accumulation units outstanding at end of period	200	7
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.55	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	553	189	560	1,333	955	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938
Value at end of period	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27
Number of accumulation units outstanding at end of period	7,206	3,320	7,532	8,708	5,566	9,167	5,932	4,024	4,346	6,241
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896
Value at end of period	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85
Number of accumulation units outstanding at end of period	14,649	8,916	9,766	9,591	5,875	7,451	4,708	15,625	10,472	8,325
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684
Value at end of period	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812
Number of accumulation units outstanding at end of period	10,045	7,923	10,510	14,704	8,209	14,733	20,564	26,754	15,963	14,252
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659
Value at end of period	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406
Number of accumulation units outstanding at end of period	2,321	1,735	2,713	6,676	8,612	6,771	5,756	3,721	2,003	1,871

CFI 266

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22	$11.46
Value at end of period	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22
Number of accumulation units outstanding at end of period	2,311	1,892	1,663	2,216	543	5,018	2,749	42	111
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.02	$5.75
Value at end of period	$9.03	$8.02
Number of accumulation units outstanding at end of period	0	41
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.61	$10.91	$15.05	$15.70	$14.83
Value at end of period	$17.60	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	0	0	180	219	208
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.87	$10.85	$19.49	$16.96	$13.30	$12.61
Value at end of period	$13.58	$12.87	$10.85	$19.49	$16.96	$13.30
Number of accumulation units outstanding at end of period	571	0	22	3,486	6	0
ING BALANCED PORTFOLIO
Value at beginning of period	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708
Value at end of period	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797
Number of accumulation units outstanding at end of period	3,093	2,748	4,493	4,067	4,362	3,142	2,785	894	468	3,721
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	63	598	69	1,570	1,082	3,170	1,537
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.09	$6.28	$10.41	$10.68
Value at end of period	$9.07	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	14,884	11,667	15,644	12,366
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826
Value at end of period	$5.17	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43
Number of accumulation units outstanding at end of period	1,671	2,395	2,453	2,876	2,697	2,207	971	133	2,978	2,131
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.90
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	1
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.13	$6.06	$9.98	$12.79
Value at end of period	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	1,565	1,775	3,121	2,872

CFI 267

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.19	$6.65	$10.23	$11.04
Value at end of period	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	0	31	1	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	286	286	289	289	290	697	412
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.18	$8.86	$14.75	$13.06	$12.65
Value at end of period	$15.43	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	816	202	729	115	522
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.63	$7.83	$13.45	$9.68
Value at end of period	$12.77	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	348	5	151	1,588
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89
Value at end of period	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603
Number of accumulation units outstanding at end of period	8,806	1,109	6,473	2,814	3,228	7,007	7,112	10,759	1,236	10,253
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574
Value at end of period	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541
Number of accumulation units outstanding at end of period	3,774	790	6,249	9,544	8,144	8,968	13,198	16,186	16,377	12,543
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731
Value at end of period	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348
Number of accumulation units outstanding at end of period	2,978	1,043	2,639	2,388	4,107	4,393	12,306	12,239	11,165	1,285
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447
Value at end of period	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559
Number of accumulation units outstanding at end of period	828	419	1,358	843	843	1,157	627	390	1,406	172
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681
Value at end of period	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611
Number of accumulation units outstanding at end of period	8,493	5,386	5,294	9,582	6,279	9,308	8,586	9,239	8,314	4,921
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.47	$5.25
Value at end of period	$7.95	$7.47
Number of accumulation units outstanding at end of period	0	10
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97	$9.86
Value at end of period	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97
Number of accumulation units outstanding at end of period	3,177	2,989	3,622	3,381	487	2,242	1,542	432	15

CFI 268

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$7.76
Value at end of period	$8.67
Number of accumulation units outstanding at end of period	665
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.00	$11.81	$24.55	$17.96	$14.06
Value at end of period	$23.75	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	0	82	352	411	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.96	$8.72	$9.60
Value at end of period	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	0	0	454
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.41	$6.44	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244
Value at end of period	$10.33	$8.41	$6.44	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776
Number of accumulation units outstanding at end of period	3,585	841	4,770	3,809	3,228	3,610	4,455	7,087	1,042	2,994
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.20	$6.98	$11.11	$10.96
Value at end of period	$9.51	$8.20	$6.98	$11.11
Number of accumulation units outstanding at end of period	1,661	1,497	2,543	7,355
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.25	$9.02	$18.10	$15.26
Value at end of period	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	13	21	0	8
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95	$10.96
Value at end of period	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	1,270	394	1,274	5,338	4,659	2,566	1,368	169
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.92	$11.38	$18.52	$17.64
Value at end of period	$16.75	$14.92	$11.38	$18.52
Number of accumulation units outstanding at end of period	2,551	1,716	2,296	1,399
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	479	106	2,003	2,033	893	97	30
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105
Value at end of period	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418
Number of accumulation units outstanding at end of period	12,030	10,290	8,506	12,666	8,582	16,829	20,307	20,580	18,597	17,088
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.04	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	21,636	10,091	22,730	17,167	12,183	23,465

CFI 269

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.61	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	9,758	9,467	15,655	13,838	10,234	10,608
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.90	$8.75	$11.44	$11.27	$10.71
Value at end of period	$14.55	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	0	49	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71	$10.35
Value at end of period	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71
Number of accumulation units outstanding at end of period	1,850	1,628	1,679	7,861	1,369	2,532	7,999	4,202	639
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.98	$6.28	$9.11	$9.34
Value at end of period	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	5,924	4,380	7,697	6,555
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.91	$7.25	$11.22	$10.72
Value at end of period	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	14	57	23	1,020
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.73	$7.72	$11.08	$10.85
Value at end of period	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	32	0	7
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.06	$7.32	$11.06	$11.92
Value at end of period	$10.57	$9.06	$7.32	$11.06
Number of accumulation units outstanding at end of period	13,104	12,871	14,060	16,677
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.53	$10.70
Value at end of period	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	10
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.09	$6.88
Value at end of period	$8.96	$8.09
Number of accumulation units outstanding at end of period	1,025	191
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.82	$10.05
Value at end of period	$12.97	$11.82
Number of accumulation units outstanding at end of period	6	25

CFI 270

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.81	$11.40
Value at end of period	$15.92	$12.81
Number of accumulation units outstanding at end of period	60	60
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.06	$6.23	$9.63	$9.64
Value at end of period	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	1,277	148	149	151
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534
Value at end of period	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024
Number of accumulation units outstanding at end of period	2,258	1,182	2,733	4,675	4,188	5,495	7,600	7,535	6,069	4,254
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.51	$8.70	$12.05	$11.67	$10.82
Value at end of period	$11.54	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	4,603	4,000	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.14	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	2,810	959	2,997	4,652	2,596	10
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.20	$8.05	$12.95	$12.46	$11.28
Value at end of period	$11.54	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	3,650	2,120	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.17	$7.93	$13.37	$12.80	$11.52
Value at end of period	$11.56	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	155	0	1,916	167	131
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.79	$9.33	$11.34	$11.08
Value at end of period	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	0	5	0	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198
Value at end of period	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681
Number of accumulation units outstanding at end of period	522	485	2,937	4,688	4,062	3,337	5,870	2,876	2,236	2,683
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436
Value at end of period	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477
Number of accumulation units outstanding at end of period	50	57	81	8,149	9,356	19,823	17,515	5,547	8,197	7,857
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55
Value at end of period	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357
Number of accumulation units outstanding at end of period	368	0	4,119	10,833	11,053	10,885	9,612	4,870	5,796	5,657

CFI 271

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.99	$9.12	$12.74	$12.37	$11.14
Value at end of period	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	870	452	2,670	7,333	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.17	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	13,518	8,265	13,902	12,859	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.08	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	339	361	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893
Value at end of period	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629
Number of accumulation units outstanding at end of period	6,464	1,608	5,199	3,002	3,561	4,376	3,745	5,379	223	559
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.19	$6.28	$10.20
Value at end of period	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	1,767	836	2,080
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.69	$6.65	$11.17	$11.20
Value at end of period	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	5	0	400
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214
Value at end of period	$17.49	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755
Number of accumulation units outstanding at end of period	1,117	353	1,282	1,157	1,158	679	835	1,999	2,413	3,331
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162
Value at end of period	$10.38	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497
Number of accumulation units outstanding at end of period	0	0	1,069	914	769	818	506	1,817	1,314	642
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63	$9.28
Value at end of period	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	166	166	369	2,440	458	287	97	388
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.51	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	16,294	12,773	16,213	16,041	12,530	27,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.47	$8.56	$12.80	$12.64	$11.28
Value at end of period	$11.63	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	154	1,319	156	413	836

CFI 272

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.26	$9.50	$13.49	$12.59	$11.55
Value at end of period	$11.89	$11.26	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	86	110	101	70	84
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.78	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091
Value at end of period	$8.87	$7.78	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155
Number of accumulation units outstanding at end of period	267	0	4,679	4,659	5,147	3,417	4,187	3,132	1,967	1,797
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878
Value at end of period	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523
Number of accumulation units outstanding at end of period	3,478	2,650	3,168	3,309	2,377	468	436	6,389	12,359	9,769
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24	$8.79
Value at end of period	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	1,792	1,318	2,106	2,865	2,317	7,019	8,043	799
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.79	$6.83	$11.32	$11.05
Value at end of period	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	0	60	18	17
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.00	$10.32	$16.82	$14.70	$12.87
Value at end of period	$15.58	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	1,180	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	410	1,892	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.78	$7.96	$12.97	$13.42
Value at end of period	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	646	44	0	7
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.60	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	991	3,008	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	702	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.05	$5.25	$12.73	$11.12
Value at end of period	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	14	9	0	4

CFI 273

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.10	$7.64	$11.98	$11.47	$10.75
Value at end of period	$14.10	$12.10	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	517	0	0	66	61
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.24	$14.27	$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period	$18.62	$16.74	$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	80	0	0	760	917	599	1,853
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	1,380	7,274	3,386	9,502	3,477	954	547
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.32	$5.62	$5.62
Value at end of period	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	0	8	1
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.09	$7.98	$15.87	$14.70	$12.66
Value at end of period	$16.35	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	622	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.76	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	1,169	543	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.22	$8.70	$13.19	$12.86	$11.22
Value at end of period	$11.43	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	123	5	0	54	408
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.58	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	1,729	8,509	3,296	5,590	2,150	22

CFI 274

Condensed Financial Information (continued)

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.85	$8.61
Value at end of period	$10.91	$9.85
Number of accumulation units outstanding at end of period	0	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.69	$10.22
Value at end of period	$11.12	$10.69
Number of accumulation units outstanding at end of period	0	598
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.89	$7.57
Value at end of period	$8.24	$7.89
Number of accumulation units outstanding at end of period	0	1
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67
Value at end of period	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386
Number of accumulation units outstanding at end of period	179	2,704	2,662	2,502	2,482	3,002	3,526	3,005	1,649	1,719
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.75	$6.17	$6.74
Value at end of period	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	0	2,525	186
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	236	9,436	4,956	2,773	5,899	2,922	1,297
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892
Value at end of period	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221
Number of accumulation units outstanding at end of period	1,082	7,028	4,197	5,307	10,023	7,591	19,628	6,046	161	200
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856
Value at end of period	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805
Number of accumulation units outstanding at end of period	80	2,975	2,621	3,128	6,563	7,390	11,385	6,516	1,835	1,669
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637
Value at end of period	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765
Number of accumulation units outstanding at end of period	2,398	9,320	9,925	9,568	14,254	16,795	28,242	15,080	1,966	2,316
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625
Value at end of period	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373
Number of accumulation units outstanding at end of period	0	664	646	754	3,377	3,682	2,331	968	226	121

CFI 275

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01	$9.12
Value at end of period	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	497	1,407	505	710	5,208	4,818	445	637
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.02	$6.09	$5.66
Value at end of period	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	0	9	1
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80	$7.72
Value at end of period	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	0	147	134	195	285	250	1,121	126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.84	$10.82	$19.46	$16.93	$13.29	$11.60
Value at end of period	$13.53	$12.84	$10.82	$19.46	$16.93	$13.29
Number of accumulation units outstanding at end of period	25	448	93	73	943	6
ING BALANCED PORTFOLIO
Value at beginning of period	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67
Value at end of period	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752
Number of accumulation units outstanding at end of period	0	3,283	2,296	1,853	1,626	2,044	4,331	1,104	519	531
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68	$8.89
Value at end of period	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68
Number of accumulation units outstanding at end of period	377	1,595	916	1,389	6,111	5,624	6,600	2,464	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.08	$6.27	$10.41	$10.68
Value at end of period	$9.05	$8.08	$6.27	$10.41
Number of accumulation units outstanding at end of period	29	4,526	3,651	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426	$5.893
Value at end of period	$5.14	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426
Number of accumulation units outstanding at end of period	228	4,034	170	223	17,622	15,395	9,089	7,676	1,865	765
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.84	$6.70	$9.74
Value at end of period	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	0	267	169
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.11	$6.05	$9.97	$12.29	$10.47
Value at end of period	$10.24	$8.11	$6.05	$9.97	$12.29
Number of accumulation units outstanding at end of period	0	2,022	0	0	136

CFI 276

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.18	$6.55
Value at end of period	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	209
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49	$16.10
Value at end of period	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	0	206	1	109	268	155	114	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.15	$8.85	$14.73	$13.05	$12.42
Value at end of period	$15.38	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	0	1,932	1,097	28	1,659
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.62	$7.83	$13.44	$9.68
Value at end of period	$12.74	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	37	1,251	493	274
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851
Value at end of period	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565
Number of accumulation units outstanding at end of period	377	213	15	15	861	2,032	4,384	8,525	417	262
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53
Value at end of period	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494
Number of accumulation units outstanding at end of period	1	1,244	1,573	1,785	3,078	3,115	18,809	7,273	880	593
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712
Value at end of period	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321
Number of accumulation units outstanding at end of period	64	1,595	735	1,975	10,235	9,579	8,428	4,942	895	1,324
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433
Value at end of period	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54
Number of accumulation units outstanding at end of period	20	840	63	278	1,404	1,143	4,883	2,683	583	228
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652
Value at end of period	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573
Number of accumulation units outstanding at end of period	193	3,587	3,014	3,959	4,802	5,020	11,955	9,277	436	480
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.46	$6.87
Value at end of period	$7.94	$7.46
Number of accumulation units outstanding at end of period	48	102
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21	$7.76
Value at end of period	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	64	237	225	433	654	1,087	937	170

CFI 277

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.95	$11.79	$24.52	$17.95	$13.40	$11.85
Value at end of period	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	0	6	0	0	1,019	592
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76	$10.37
Value at end of period	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	132	132	198	240	158	524	4,854	1,778
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.94	$8.71	$12.60	$12.99	$13.05
Value at end of period	$13.67	$10.94	$8.71	$12.60	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	20
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.35	$6.40	$10.66	$10.99	$10.10	$9.18	$8.48	$6.30	$9.749	$13.213
Value at end of period	$10.25	$8.35	$6.40	$10.66	$10.99	$10.10	$9.18	$8.48	$6.78	$9.749
Number of accumulation units outstanding at end of period	0	1,719	1,666	1,676	3,179	2,856	3,827	1,737	0	296
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.18	$6.97	$11.10	$10.96
Value at end of period	$9.49	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	516	6,037	1,369	3,617
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.37	$8.29
Value at end of period	$9.91	$8.37
Number of accumulation units outstanding at end of period	0	2
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.23	$6.97	$11.10	$10.96
Value at end of period	$13.72	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	0	6,037	1,369	3,617
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95	$11.58
Value at end of period	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	146	808	428	1,045	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.89	$11.36	$18.49	$14.71	$12.74
Value at end of period	$16.70	$14.89	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	0	110	90	21	590
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31	$7.52
Value at end of period	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	13	175	35	14	14	14	311	72
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077
Value at end of period	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383
Number of accumulation units outstanding at end of period	656	10,021	2,810	3,458	14,216	15,901	19,620	10,100	5,344	5,210

CFI 278

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.55	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	3,926	12,915	11,716	15,972	40,349	37,653
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.63	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	658	1,432	2,223	3,251	17,226	19,281
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.87	$8.73	$11.43	$11.26	$10.82
Value at end of period	$14.51	$12.87	$8.73	$11.43	$11.26
Number of accumulation units outstanding at end of period	0	2	0	0	8
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99	$10.75
Value at end of period	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	1,081	8,360	3,297	4,954	11,059	10,810	8,418	3,594
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.97	$6.27	$9.10	$9.33
Value at end of period	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	34	197	312	939
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.89	$7.24	$11.21	$11.78
Value at end of period	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	0	0	114	86
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.71	$7.71	$11.07	$10.57	$10.33
Value at end of period	$14.92	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	0	536	113	86	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.05	$7.31	$11.05	$11.34
Value at end of period	$10.55	$9.05	$7.31	$11.05
Number of accumulation units outstanding at end of period	220	1,710	1,652	1,767
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.53	$10.70
Value at end of period	$13.94	$12.53
Number of accumulation units outstanding at end of period	32	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.08	$6.88
Value at end of period	$8.95	$8.08
Number of accumulation units outstanding at end of period	49	47

CFI 279

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.82	$10.05
Value at end of period	$12.96	$11.82
Number of accumulation units outstanding at end of period	34	32
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80	$4.95
Value at end of period	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80
Number of accumulation units outstanding at end of period	0	0	0	0	173	670	639	1
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499
Value at end of period	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979
Number of accumulation units outstanding at end of period	0	2,138	894	2,062	3,942	3,575	2,135	813	3	372
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.48	$10.19		$11.67	$10.67	$10.44
Value at end of period	$11.51	$10.48		$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	7,834	6,516		0	1,233	670
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.12	$8.15	$12.50	$12.11	$11.33
Value at end of period	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	0	22,876	73	129	56
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.18	$8.04	$11.97
Value at end of period	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	14	7,736	17
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15	$7.92	$13.35	$12.79	$11.69
Value at end of period	$11.52	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	67	7,127	13	16	19
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642	$13.694
Value at end of period	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642
Number of accumulation units outstanding at end of period	0	24	16	20	64	323	186	137	3	3
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40
Value at end of period	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439
Number of accumulation units outstanding at end of period	0	400	0	44	187	431	2,284	227	9	9
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01	$13.01		$14.516
Value at end of period	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01		$14.082
Number of accumulation units outstanding at end of period	0	25	16	111	1,035	873	5,024	32		0
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.96	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	412	20,075	335	3,617	158	7

CFI 280

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.81	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	4,519	12,833	11,994	11,270	28,554	31,054
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	380	3,596	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847
Value at end of period	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579
Number of accumulation units outstanding at end of period	72	2,781	2,265	2,270	12,835	13,347	5,537	2,783	374	347
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.19	$6.28	$10.20
Value at end of period	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	0	920	16
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.67	$6.64	$11.16	$11.05	$9.70
Value at end of period	$9.22	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	0	75	30	0	19
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165
Value at end of period	$17.36	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711
Number of accumulation units outstanding at end of period	0	1	0	127	1,103	1,266	2,100	1,051	889	597
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.63	$10.27
Value at end of period	$11.13	$10.63
Number of accumulation units outstanding at end of period	0	585
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133
Value at end of period	$10.31	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47
Number of accumulation units outstanding at end of period	44	735	579	961	6,998	6,720	1,012	0	341	248
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62	$8.54
Value at end of period	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	484	715	354	624	2,122	2,269	1,467	236
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.10	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	2,066	4,654	3,354	2,989	26,430	30,869
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.45	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	305	268	219	157	1,198	696

CFI 281

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.23	$9.48	$13.48	$12.58	$11.55
Value at end of period	$11.86	$11.23	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	0	345	13	28	144
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.74	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081
Value at end of period	$8.81	$7.74	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143
Number of accumulation units outstanding at end of period	1,290	3,264	6,683	6,818	9,819	4,933	4,017	3,007	1,290	1,035
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87
Value at end of period	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513
Number of accumulation units outstanding at end of period	4,182	9,942	10,490	9,584	10,250	7,243	4,625	3,571	1,872	1,187
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.06	$7.31
Value at end of period	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	13
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23	$7.74
Value at end of period	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	1,688	3,620	1,998	2,430	6,228	5,844	5,107	1,170
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.77	$6.82	$11.31	$10.82
Value at end of period	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	0	1,252	115	86
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	233	630	192	166	362	259	21
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	377	613	237	332	553	692	49
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.76	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	135	1,915	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	106	962	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	0	429	1,577	82	3,393	2,712	1,575

CFI 282

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.04	$5.25	$12.72	$13.02
Value at end of period	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	440	440	345	252	219	126	13
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	1,210	6,163	1,086	38	213	80	30
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.85	$8.69	$8.36
Value at end of period	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	0	4	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	781	7,690	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.31	$5.62	$10.47	$10.70
Value at end of period	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	0	139	0	589
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.05	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	152	413	180	111	29	5
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.73	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	102	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	839	6,716	5,578	4,059	3,417	2,757	691
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	113	117	83	73	447	432	19

CFI 283

Condensed Financial Information (continued)

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.84
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	37
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.56	$7.96
Value at end of period	$10.93	$9.56
Number of accumulation units outstanding at end of period	1,136	260
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.85	$8.36
Value at end of period	$10.90	$9.85
Number of accumulation units outstanding at end of period	942	186
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.68	$10.40
Value at end of period	$11.11	$10.68
Number of accumulation units outstanding at end of period	1,982	1,884
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.88	$6.42
Value at end of period	$8.23	$7.88
Number of accumulation units outstanding at end of period	2,394	639
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.58
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.58	$11.44
Value at end of period	$15.60	$12.58
Number of accumulation units outstanding at end of period	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634
Value at end of period	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346
Number of accumulation units outstanding at end of period	14,561	17,007	15,213	15,898	14,936	17,408	14,456	14,376	9,985	4,471
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.92	$6.31
Value at end of period	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,541	1,510

CFI 284

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	17,715	20,628	17,474	11,102	8,992	7,223	2,666
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846
Value at end of period	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173
Number of accumulation units outstanding at end of period	34,184	36,898	36,107	41,702	52,831	49,670	48,132	40,920	32,586	24,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817
Value at end of period	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76
Number of accumulation units outstanding at end of period	14,682	18,638	18,963	20,313	35,555	43,295	58,807	61,026	41,444	18,022
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589
Value at end of period	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718
Number of accumulation units outstanding at end of period	28,009	30,853	23,971	28,223	33,723	39,799	74,235	76,228	67,276	51,222
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591
Value at end of period	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341
Number of accumulation units outstanding at end of period	3,005	3,182	4,484	5,308	4,129	5,314	6,900	4,455	3,642	2,208
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20	$10.23
Value at end of period	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20
Number of accumulation units outstanding at end of period	2,886	3,112	3,419	5,720	7,450	6,764	5,835	1,647	376
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.01	$6.09	$7.67
Value at end of period	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	1,076	435	18
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07	$8.29
Value at end of period	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07
Number of accumulation units outstanding at end of period	1,706	1,512	2,225	1,558	5,056	8,063	6,038	3,999	2,784
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67	$9.75
Value at end of period	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	1,682	3,018	2,537	2,552	1,455	843	17
ING BALANCED PORTFOLIO
Value at beginning of period	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631
Value at end of period	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708
Number of accumulation units outstanding at end of period	14,159	16,549	15,461	17,025	19,750	20,839	27,060	25,464	22,210	11,109
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68	$7.86
Value at end of period	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68
Number of accumulation units outstanding at end of period	4,733	7,462	6,827	4,861	6,107	5,417	4,659	2,488	1,267

CFI 285

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.07	$6.26	$10.40	$10.68
Value at end of period	$9.04	$8.07	$6.26	$10.40
Number of accumulation units outstanding at end of period	16,399	22,193	19,269	19,978
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822
Value at end of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422
Number of accumulation units outstanding at end of period	13,186	13,950	13,350	19,501	17,078	17,252	30,281	20,643	16,998	9,124
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.83	$6.70	$9.74
Value at end of period	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	5,770	5,568	6,334
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.10	$6.04	$9.97	$12.29	$10.53
Value at end of period	$10.22	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	2,187	1,690	1,382	2,216	874
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.16	$6.64	$10.21	$10.38
Value at end of period	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	332	268	143	47
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48	$12.46
Value at end of period	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	1,356	817	959	633	920	694	1,012	612
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.12	$8.83	$14.71	$13.03	$12.80
Value at end of period	$15.34	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	406	608	530	132	345
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.60	$7.82	$13.44	$9.68
Value at end of period	$12.72	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	6,069	7,496	8,054	9,805
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812
Value at end of period	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526
Number of accumulation units outstanding at end of period	53,946	38,983	35,843	37,302	47,214	42,868	33,486	40,201	50,158	43,851
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486
Value at end of period	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448
Number of accumulation units outstanding at end of period	15,883	20,499	19,455	23,786	34,685	34,402	65,982	63,684	57,597	41,188
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692
Value at end of period	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295
Number of accumulation units outstanding at end of period	12,096	16,999	17,660	20,655	33,680	34,836	50,146	40,269	29,652	10,547

CFI 286

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419
Value at end of period	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52
Number of accumulation units outstanding at end of period	8,400	12,254	10,788	15,320	18,740	18,033	21,398	21,695	15,568	7,760
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623
Value at end of period	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535
Number of accumulation units outstanding at end of period	22,691	24,202	25,237	38,316	37,072	37,577	36,295	35,550	25,842	10,134
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.45	$5.23
Value at end of period	$7.93	$7.45
Number of accumulation units outstanding at end of period	3,159	7,578
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96	$9.87
Value at end of period	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96
Number of accumulation units outstanding at end of period	3,792	3,585	4,443	7,903	6,618	4,836	5,530	1,188	221
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.69	$5.71	$8.32
Value at end of period	$8.64	$7.69	$5.71
Number of accumulation units outstanding at end of period	198	133	7
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.91	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	1,669	1,614	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16	$8.89
Value at end of period	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	3,393	3,393	3,536	2,932	3,141	3,745	2,996	450	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.91	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	2,140	1,695	1,400	1,352	153	20
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.29	$6.36	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182
Value at end of period	$10.18	$8.29	$6.36	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721
Number of accumulation units outstanding at end of period	21,462	22,009	19,485	19,587	23,137	22,542	28,925	22,622	23,926	20,142
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.17	$6.96	$11.09	$10.78	$10.09
Value at end of period	$9.46	$8.17	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	13,340	14,577	21,795	29,382	377
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.36	$6.56	$10.23
Value at end of period	$9.90	$8.36	$6.56
Number of accumulation units outstanding at end of period	669	245	887

CFI 287

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.20	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	1,064	873	849	1,277	4	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95	$11.38
Value at end of period	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	3,342	4,467	5,991	5,779	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.85	$11.34	$18.47	$14.70	$11.69
Value at end of period	$16.65	$14.85	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	2,829	4,069	3,049	4,937	506
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90	$6.99
Value at end of period	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90
Number of accumulation units outstanding at end of period	1,672	738	828	1,625	1,551	2,563	2,401	738	27
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049
Value at end of period	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348
Number of accumulation units outstanding at end of period	52,402	56,488	46,062	32,771	30,485	38,256	45,730	54,737	44,831	28,987
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.52	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	47,380	63,114	59,696	72,848	109,286	111,964
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.45	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	29,035	36,007	25,996	27,017	31,040	34,808
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.84	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	3,337	2,233	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70	$10.11
Value at end of period	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70
Number of accumulation units outstanding at end of period	26,142	23,491	11,692	9,963	16,541	15,112	21,365	7,014	2,706
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.96	$6.26	$9.09	$9.33
Value at end of period	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	13,668	13,470	15,531	16,017

CFI 288

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.88	$7.23	$11.20	$10.78	$10.73
Value at end of period	$10.16	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	806	1,021	1,740	2,392	1
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.68	$7.70	$11.06	$10.56	$10.12
Value at end of period	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	11,118	9,301	7,470	5,256	121
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.03	$7.30	$11.04	$11.03
Value at end of period	$10.53	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	17,788	16,775	14,693	14,110
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.52	$10.69
Value at end of period	$13.93	$12.52
Number of accumulation units outstanding at end of period	651	194
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.08	$6.62	$6.83
Value at end of period	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	3,117	2,084	238
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.82	$10.05
Value at end of period	$12.95	$11.82
Number of accumulation units outstanding at end of period	512	307
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.81	$11.40
Value at end of period	$15.89	$12.81
Number of accumulation units outstanding at end of period	1,054	1,069
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.16	$6.32
Value at end of period	$10.08	$8.16
Number of accumulation units outstanding at end of period	182	248
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.66	$6.94	$7.29
Value at end of period	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	377	229	217
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97	$4.83
Value at end of period	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97
Number of accumulation units outstanding at end of period	3,000	2,860	2,417	4,083	2,916	2,419	3,100	2,828	95

CFI 289

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465
Value at end of period	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935
Number of accumulation units outstanding at end of period	4,765	6,835	7,758	7,820	16,611	15,742	26,280	22,131	16,365	8,634
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.46	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	16,937	13,366	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.10	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	41,968	34,899	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.16	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	29,908	20,555	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.12	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	26,986	30,750	22,707	13,264	5,998	153
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.92
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	32
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.66
Value at end of period	$9.41
Number of accumulation units outstanding at end of period	2,673
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.74	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	5,232	2,885	662	657	109	4
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.05	$7.63	$8.87
Value at end of period	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	3,342	974	265
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132
Value at end of period	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604
Number of accumulation units outstanding at end of period	16,092	13,470	10,065	8,563	7,953	7,707	6,277	7,472	4,846	2,548
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365
Value at end of period	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401
Number of accumulation units outstanding at end of period	19,501	18,825	14,198	11,793	11,760	11,524	22,433	11,677	8,357	5,179

CFI 290

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483
Value at end of period	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282
Number of accumulation units outstanding at end of period	21,538	29,351	24,561	21,320	24,061	18,722	17,915	25,055	16,363	11,787
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.94	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	15,181	14,422	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.38	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	47,147	50,939	55,676	49,570	58,970	64,144
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92	$11.34
Value at end of period	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	7,865	8,520	4,910	5,547	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801
Value at end of period	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53
Number of accumulation units outstanding at end of period	12,154	12,874	12,537	13,010	17,141	17,981	22,725	19,593	19,639	11,447
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.18	$6.28	$10.20
Value at end of period	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	14,248	14,037	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.66	$6.64	$11.16	$11.05	$10.68
Value at end of period	$9.20	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	4,583	3,377	1,890	1,050	152
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116
Value at end of period	$17.24	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667
Number of accumulation units outstanding at end of period	8,701	10,807	10,670	8,598	14,659	17,320	24,275	18	13,651	10,076
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.62	$10.18	$10.00
Value at end of period	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	4,238	4,548	1,879
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105
Value at end of period	$10.23	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443
Number of accumulation units outstanding at end of period	16,521	14,316	11,581	11,645	9,649	8,118	7,714	5,696	7,524	6,502
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$8.42
Value at end of period	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	3,608	3,265	2,836	3,359	3,181	2,307	3,282	1,449	382

CFI 291

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.07	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	31,084	41,533	43,641	48,091	72,543	79,254
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.43	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	2,573	2,701	2,259	1,872	776	394
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.21	$9.46	$13.46	$12.57	$11.19	$10.72
Value at end of period	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	1,474	1,143	1,074	735	505	206
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.69	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07
Value at end of period	$8.76	$7.69	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131
Number of accumulation units outstanding at end of period	15,153	13,714	12,849	12,118	12,794	9,557	14,390	12,366	14,842	10,570
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862
Value at end of period	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503
Number of accumulation units outstanding at end of period	13,392	20,433	19,762	18,679	23,894	12,724	22,296	22,662	24,026	16,420
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$28.97	$23.34	$28.12	$25.80	$23.63	$22.20	$20.74	$18.44	$19.99	$21.28
Value at end of period	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$20.20	$20.74	$18.44	$19.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	58	56,850	56,454	58,868	46,953
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$16.60	$11.62	$20.95	$17.42	$15.54	$14.03	$11.78	$8.84	$2.44	$20.85
Value at end of period	$20.60	$16.60	$11.62	$20.95	$17.41	$15.54	$14.03	$11.78	$8.84	$12.44
Number of accumulation units outstanding at end of period	0	0	0	112	104	194	78,427	81,861	81,916	61,718
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.21	$6.37
Value at end of period	$8.76	$7.21
Number of accumulation units outstanding at end of period	28	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.05	$7.47
Value at end of period	$11.14	$9.05
Number of accumulation units outstanding at end of period	543	532
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30	$9.71
Value at end of period	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30
Number of accumulation units outstanding at end of period	8,443	7,787	9,114	11,233	18,993	16,699	14,769	10,530	1,689
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.75	$6.81	$11.30	$11.00
Value at end of period	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	2,300	2,007	1,881	520

CFI 292

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	9,716	8,803	8,570	8,223	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	5,724	5,627	4,942	6,334	5,989	4,372	1,040
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.73	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	793	766	710	255	246	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	16,672	19,064	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	13,919	12,381	11,391	5,390	6,647	4,040	1,184
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.03	$5.24	$12.72	$10.73
Value at end of period	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	2,113	4,514	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	5,432	6,010	5,728	4,380	3,344	2,009	1,189
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.25	$5.49
Value at end of period	$10.16	$8.25
Number of accumulation units outstanding at end of period	83	19
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	13,156	12,037	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.84	$8.69	$9.69
Value at end of period	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	13,628	5,802	61

CFI 293

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	38,162	36,064	29,374	21,838	19,538	10,987	4,306
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.29	$5.62	$10.47	$10.94
Value at end of period	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	3,209	490	89	11
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	5,887	5,175	5,239	5,999	1,563	1,281	133
WANGER USA
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	4,578	4,253	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	19,154	35,645	18,178	14,172	15,301	10,000	1,766
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	3,855	3,962	3,075	2,977	4,717	6,052	3,377

TABLE 31
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003

ALGER GREEN FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.52
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	8
AMANA GROWTH FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.48
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	225

CFI 294

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.76
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	13
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.68
Value at end of period	$15.58
Number of accumulation units outstanding at end of period	350
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57	$13.96
Value at end of period	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	2,356	2,192	2,077	1,914	1,685	1,501	918	1,008
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.91	$7.19
Value at end of period	$9.59	$7.91
Number of accumulation units outstanding at end of period	10	5
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	2,184	1,918	1,624	1,608	1,803	859	339
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37	$17.06
Value at end of period	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	10,178	11,786	10,582	9,965	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53	$14.45
Value at end of period	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	4,970	8,190	8,034	7,987	8,490	8,278	5,408	1,685
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04	$13.25
Value at end of period	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	5,392	5,701	6,224	6,671	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56	$10.18
Value at end of period	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	354	208	192	162	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98	$10.79
Value at end of period	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	2,723	2,447	2,467	1,158	2,475	680	2,065	8

CFI 295

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78	$9.86
Value at end of period	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	254	250	46	42	38	231	210	14
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.76	$10.77	$19.39	$16.89	$13.26	$11.82
Value at end of period	$13.44	$12.76	$10.77	$19.39	$16.89	$13.26
Number of accumulation units outstanding at end of period	4,831	4,678	4,346	545	3,967	10
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22	$14.94
Value at end of period	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	33	34	208	251	528	2,141	1,709	10
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	1,112	932	937	915	860	420	1,717
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.06	$6.26	$10.40	$10.68
Value at end of period	$9.02	$8.06	$6.26	$10.40
Number of accumulation units outstanding at end of period	3,235	3,188	3,411	4,572
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57	$3.32
Value at end of period	$5.08	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	2,219	2,131	2,084	2,512	2,056	2,123	704
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.82	$6.69	$9.74
Value at end of period	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	967	938	893
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.08	$6.03	$9.96	$11.40
Value at end of period	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	37	28	18	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	184	131	156	73	62	29	13
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.09	$8.81	$13.57
Value at end of period	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	27	19	17

CFI 296

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.58	$7.81	$13.43	$9.68
Value at end of period	$12.69	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	420	403	425	1,027
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39	$10.98
Value at end of period	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	3,361	125	191	481	600	389	400	121
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73	$14.93
Value at end of period	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	3,707	3,512	4,528	5,377	5,695	4,414	3,150	534
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14	$15.11
Value at end of period	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	3,702	5,013	7,286	7,369	8,064	8,297	7,191	542
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05	$11.22
Value at end of period	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	1,768	1,675	1,919	1,980	1,857	1,572	2,461	217
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10	$14.61
Value at end of period	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	2,823	8,270	7,873	7,711	10,778	9,281	5,026	3,099
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.45	$6.86
Value at end of period	$7.92	$7.45
Number of accumulation units outstanding at end of period	353	416
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	824	1,174	914	799	1,205	892	867
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.86	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	523	485	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	1,123	751	714	615	820	578	117

CFI 297

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.89	$8.67	$12.56	$12.81
Value at end of period	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	281	16	7	1
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.24	$6.31	$10.54	$10.87	$10.00	$9.10	$8.42	$7.48
Value at end of period	$10.10	$8.24	$6.31	$10.54	$10.87	$10.00	$9.10	$8.42
Number of accumulation units outstanding at end of period	1,399	1,409	2,307	1,963	1,956	860	1,028	26
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.15	$6.95	$11.08	$10.94
Value at end of period	$9.44	$8.15	$6.95	$11.08
Number of accumulation units outstanding at end of period	9,051	8,888	8,189	3,717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.35	$6.55	$10.23
Value at end of period	$9.89	$8.35	$6.55
Number of accumulation units outstanding at end of period	1,027	783	1,125
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.17	$8.97	$18.03	$18.60
Value at end of period	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	0	13	13	94
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94	$11.52
Value at end of period	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	3,321	2,492	1,905	1,880	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.82	$11.32	$18.44	$14.69	$11.39	$10.91
Value at end of period	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	571	441	316	153	105	29
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29	$8.80
Value at end of period	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	292	241	224	234	198	1,044	1,228	40
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26	$12.28
Value at end of period	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	11,458	15,436	16,416	13,924	20,706	7,633	8,448	3,540
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.49	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	12,899	17,633	19,338	21,850	22,250	15,150

CFI 298

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.42	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	4,484	9,210	9,805	9,554	11,424	14,778
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.81	$8.70	$11.40	$11.24	$10.54
Value at end of period	$14.43	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	1,034	894	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97	$10.86
Value at end of period	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	15,517	14,065	11,334	5,026	9,814	3,410	637	792
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.95	$6.25	$9.08	$9.32
Value at end of period	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	2,949	3,989	3,584	4,319
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.86	$7.22	$11.19	$11.14
Value at end of period	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	379	353	327	287
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.66	$7.69	$8.45
Value at end of period	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	115	115	44
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.01	$7.29	$11.03	$10.58
Value at end of period	$10.50	$9.01	$7.29	$11.03
Number of accumulation units outstanding at end of period	7,831	7,119	6,747	4,217
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.52	$10.69
Value at end of period	$13.92	$12.52
Number of accumulation units outstanding at end of period	67	50
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.07	$6.62	$7.15
Value at end of period	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	310	2,121	1,895
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.81	$10.05
Value at end of period	$12.94	$11.81
Number of accumulation units outstanding at end of period	21	13

CFI 299

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.80	$11.40
Value at end of period	$15.88	$12.80
Number of accumulation units outstanding at end of period	52	43
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.30
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.66	$7.79
Value at end of period	$10.79	$8.66
Number of accumulation units outstanding at end of period	331	4
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79	$6.78
Value at end of period	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	479	1,402	1,067	898	1,011	570	294	56
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37	$16.85
Value at end of period	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	472	626	1,575	1,737	2,089	1,854	2,451	1,117
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.43	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	776	829	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.07	$8.13	$12.47	$12.09	$11.33
Value at end of period	$11.30	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	10,257	7,566	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.13	$8.01	$12.90	$12.43	$11.67
Value at end of period	$11.44	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	125	817	432	177	77
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.10	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	513	388	252	153	36	11
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.46	$8.00
Value at end of period	$9.40	$8.46
Number of accumulation units outstanding at end of period	4	2

CFI 300

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.71	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	0	0	194	0	8	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33	$13.38
Value at end of period	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	1,892	1,703	1,564	1,289	917	2,270	2,374	102
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92	$12.51
Value at end of period	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	1,167	786	311	382	514	373	1,151	929
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90	$12.71
Value at end of period	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	791	780	871	843	984	852	660	198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.91	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	6,848	6,491	5,791	514	4,539	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.76	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	3,410	4,546	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	76	96	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05	$15.23
Value at end of period	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	1,867	2,929	2,101	2,188	2,136	1,872	1,364	357
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.17	$6.28	$10.20
Value at end of period	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	2,433	2,731	2,352
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$9.00
Value at end of period	$9.18
Number of accumulation units outstanding at end of period	3

CFI 301

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10	$13.89
Value at end of period	$17.11	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	581	557	1,277	1,231	1,214	362	18
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.62	$10.68
Value at end of period	$11.11	$10.62
Number of accumulation units outstanding at end of period	4	2
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71	$8.53
Value at end of period	$10.16	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	1,519	1,475	1,382	2,140	2,145	1,866	1,075
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60	$10.38
Value at end of period	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	2,850	2,470	2,225	76	1,909	171	139	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.04	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	9,820	14,368	13,615	13,423	14,294	12,593
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.40	$10.17
Value at end of period	$11.53	$10.40
Number of accumulation units outstanding at end of period	269	269
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.18	$9.45	$13.44	$12.56	$12.26
Value at end of period	$11.79	$11.18	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	64	44	21	9	1
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.25	$11.16
Value at end of period	$13.58	$12.25
Number of accumulation units outstanding at end of period	394	14
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.65	$6.41	$11.32	$10.25	$9.78	$9.12	$8.49
Value at end of period	$8.71	$7.65	$6.41	$11.32	$10.25	$9.78	$9.12
Number of accumulation units outstanding at end of period	4,262	3,752	3,093	2,825	2,504	4,586	3,526
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65	$7.22
Value at end of period	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	2,609	2,744	2,458	2,509	3,703	4,037	3,198	2,679

CFI 302

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66	$19.22
Value at end of period	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	0	9	6	6	15	13	5,604	2,119
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74	$10.35
Value at end of period	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	0	15	9	10	27	22	2,240	1,673
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20	$9.32
Value at end of period	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	2,822	2,762	2,607	2,653	2,899	2,894	2,539	1,851
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.74	$8.34
Value at end of period	$10.55	$8.74
Number of accumulation units outstanding at end of period	33	12
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.88	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	586	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	1,263	1,250	1,171	844	1,635	843	121
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this opiton during August 2003)
Value at beginning of period	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90	$11.82
Value at end of period	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90
Number of accumulation units outstanding at end of period	0	15	9	11	25	20	3,448	60
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.71	$7.92	$12.92	$13.27	$13.34
Value at end of period	$13.02	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	263	784	687	1,221	579
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	2,299	1,734	1,154	221	203	451	137
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	110	147	314	172	165	558	146

CFI 303

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.01	$5.24	$12.71	$11.27
Value at end of period	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.00	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	286	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	1,615	1,256	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.83	$8.68	$9.69
Value at end of period	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	80	53	40
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	10,134	8,781	8,273	6,131	7,390	3,169	983
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.28	$7.94
Value at end of period	$10.20	$8.28
Number of accumulation units outstanding at end of period	372	352
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.98	$7.92	$15.78	$14.64	$13.32
Value at end of period	$16.19	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	88	175	148	92	51
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.66	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	5,828	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	1,696	1,925	1,529	2,194	3,367	2,307	837
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	801	955	786	945	871	1,315	329

CFI 304

Condensed Financial Information (continued)

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.93	$12.83
Value at end of period	$13.96	$12.93
Number of accumulation units outstanding at end of period	680	596
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.55	$8.87
Value at end of period	$10.90	$9.55
Number of accumulation units outstanding at end of period	578	101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.83	$8.82
Value at end of period	$10.87	$9.83
Number of accumulation units outstanding at end of period	565	603
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.00
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	163
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.63
Value at end of period	$15.57
Number of accumulation units outstanding at end of period	74
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562
Value at end of period	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265
Number of accumulation units outstanding at end of period	177	177	178	237	270	253	2,059	720	1,029	371
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.73	$6.16	$8.87
Value at end of period	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.10
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	1,235	1,609	809	461	474	454	3

CFI 305

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755
Value at end of period	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076
Number of accumulation units outstanding at end of period	4,140	6,050	6,546	5,944	12,425	13,836	20,847	15,543	11,482	9,811
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74
Value at end of period	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672
Number of accumulation units outstanding at end of period	2,067	3,869	2,271	2,236	6,429	6,966	9,873	9,402	7,109	4,805
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494
Value at end of period	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624
Number of accumulation units outstanding at end of period	5,694	7,724	6,516	4,855	8,551	9,970	18,809	17,712	13,681	4,427
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523
Value at end of period	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278
Number of accumulation units outstanding at end of period	1,135	1,785	1,146	1,133	1,136	554	1,862	3,208	929	37
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2001)
Value at beginning of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282	$9.925
Value at end of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282
Number of accumulation units outstanding at end of period	0	325	768	705	643	683	1,132	123	244	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.00	$7.39
Value at end of period	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,151	456
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66	$9.80
Value at end of period	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	0	0	30	103	539	451	402
ING BALANCED PORTFOLIO
Value at beginning of period	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554
Value at end of period	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62
Number of accumulation units outstanding at end of period	1,420	1,459	1,357	1,097	844	939	2,449	4,502	1,841	1,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.72
Value at end of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	75	31	265	89	4	4	1,075	533
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.04	$6.25	$10.40	$10.68
Value at end of period	$9.00	$8.04	$6.25	$10.40
Number of accumulation units outstanding at end of period	2,286	5,417	2,742	3,672
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$4.33	$2.88	$2.88
Value at end of period	$5.06	$4.33	$2.88
Number of accumulation units outstanding at end of period	196	101	4

CFI 306

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.82	$6.69	$9.74
Value at end of period	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	6
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	6	6	68	42	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.06	$12.39	$20.69	$20.10
Value at end of period	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	27	4
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.06	$8.80	$13.44
Value at end of period	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	126	634	38
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.57	$7.80	$13.42	$12.50
Value at end of period	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	1,594	1,588	40	6
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734
Value at end of period	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45
Number of accumulation units outstanding at end of period	10,332	13,350	7,858	7,122	8,085	8,020	10,520	15,853	12,590	9,105
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399
Value at end of period	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356
Number of accumulation units outstanding at end of period	2,891	6,208	3,313	3,243	4,510	6,666	10,028	12,701	8,926	5,902
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Value at end of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Number of accumulation units outstanding at end of period	2,168	3,104	2,902	2,693	5,353	6,815	10,138	7,103	3,356	918
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Value at end of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Number of accumulation units outstanding at end of period	28	719	612	514	980	1,096	2,042	5,706	1,210	92
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564
Value at end of period	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459
Number of accumulation units outstanding at end of period	977	1,491	1,041	1,018	977	2,138	8,669	15,265	7,603	1,612
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.44	$6.86
Value at end of period	$7.91	$7.44
Number of accumulation units outstanding at end of period	37	38

CFI 307

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$9.30
Value at end of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	807	626	1,363	1,138	886	701	1,089	1,101	20
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.66	$7.35
Value at end of period	$8.61	$7.66
Number of accumulation units outstanding at end of period	0	599
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.81	$11.72	$24.42	$17.90	$15.75
Value at end of period	$23.48	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	581	449	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.07	$11.36	$17.23	$17.58
Value at end of period	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	1	1	99	44
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.86	$9.91
Value at end of period	$13.56	$10.86
Number of accumulation units outstanding at end of period	83	27
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.18	$6.28	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121
Value at end of period	$10.03	$8.18	$6.28	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666
Number of accumulation units outstanding at end of period	4,670	9,091	6,174	6,520	7,273	10,124	13,214	11,485	8,558	7,301
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.14	$6.94	$11.07	$10.93
Value at end of period	$9.42	$8.14	$6.94	$11.07
Number of accumulation units outstanding at end of period	11,229	9,928	12,195	10,767
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	587	1,477	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.78	$11.30	$18.42	$14.68	$11.75
Value at end of period	$16.56	$14.78	$11.30	$18.42	$14.68
Number of accumulation units outstanding at end of period	621	1,294	6	0	325
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89	$8.56
Value at end of period	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89
Number of accumulation units outstanding at end of period	22	0	76	80	152	252	593	489	21
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993
Value at end of period	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279
Number of accumulation units outstanding at end of period	1,614	4,626	5,570	4,415	592	1,943	11,324	16,499	15,705	4,959

CFI 308

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	11,567	23,132	14,371	13,201	24,167	30,913
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.39	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	454	1,304	699	1,120	1,060	1,048
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.78	$12.67
Value at end of period	$14.39	$12.78
Number of accumulation units outstanding at end of period	793	611
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.13
Value at end of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	6,207	6,208	9,583	9,128	4,056	2,363	10,279	4,380	855
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	2,288	3,288	1,156	1,224
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.64	$7.68	$11.04	$10.95
Value at end of period	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	0	0	9	1
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.00	$7.57
Value at end of period	$10.48	$9.00
Number of accumulation units outstanding at end of period	101	87
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.06	$6.86
Value at end of period	$8.91	$8.06
Number of accumulation units outstanding at end of period	0	839
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Value at end of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Number of accumulation units outstanding at end of period	2,327	4,023	2,623	2,629	2,829	3,175	5,623	6,128	3,557	2,243
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.56
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	773

CFI 309

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.05	$8.11	$12.45	$12.08	$11.18
Value at end of period	$11.26	$10.05	$8.11	$12.45	$12.08
Number of accumulation units outstanding at end of period	96	1,297	0	0	1,452
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.11	$7.99	$12.88	$12.42	$11.91
Value at end of period	$11.41	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	740	685	2,270	1,810	425
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.20
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	28
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.27
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	18
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.45	$8.17
Value at end of period	$9.39	$8.45
Number of accumulation units outstanding at end of period	189	163
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.04	$8.95
Value at end of period	$9.90	$9.04
Number of accumulation units outstanding at end of period	134	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067
Value at end of period	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527
Number of accumulation units outstanding at end of period	228	246	247	248	249	556	1,064	1,231	431	189
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294
Value at end of period	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326
Number of accumulation units outstanding at end of period	1,655	1,762	2,745	2,986	2,872	2,779	4,965	9,371	5,892	4,550
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416
Value at end of period	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207
Number of accumulation units outstanding at end of period	1,232	1,641	1,272	1,435	3,434	5,131	11,097	6,057	957	842
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.88	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	2,937	1,320	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	9,032	13,852	11,581	8,707	14,603	15,601

CFI 310

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	511	511	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71
Value at end of period	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431
Number of accumulation units outstanding at end of period	1,125	4,894	1,335	1,235	1,237	1,484	2,874	1,848	841	517
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.17	$6.27	$10.20
Value at end of period	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	2,131	4,407	4,559
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019
Value at end of period	$16.99	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579
Number of accumulation units outstanding at end of period	479	1,396	474	470	629	1,452	3,059	4,476	4,712	1,302
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.18
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	111
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049
Value at end of period	$10.08	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39
Number of accumulation units outstanding at end of period	198	200	1,271	1,105	1,013	2,152	4,027	3,955	1,840	1,483
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.22
Value at end of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	0	0	40	341	334	326	1,414	258
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	4,626	5,770	7,418	4,996	7,363	8,473
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.38	$8.50	$11.70
Value at end of period	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	0	4
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.15	$9.43	$12.50
Value at end of period	$11.76	$11.15	$9.43
Number of accumulation units outstanding at end of period	539	512	5
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.24	$11.43
Value at end of period	$13.57	$12.24
Number of accumulation units outstanding at end of period	172	24

CFI 311

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Value at end of period	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106
Number of accumulation units outstanding at end of period	1,385	1,545	1,274	1,822	1,683	1,301	11,909	7,895	4,963	2,667
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845
Value at end of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	2,109	2,693	2,674	3,315	3,171	3,561	13,407	6,078	4,301	3,567
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.37	$11.48	$10.92
Value at end of period	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$21.16	$18.97	$18.25
Value at end of period	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8	8
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.98	$11.78	$10.99
Value at end of period	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4	4
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.19	$7.12
Value at end of period	$8.72	$7.19
Number of accumulation units outstanding at end of period	2,445	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.04	$7.14	$10.07
Value at end of period	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	93	0	4
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.38
Value at end of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	1,002	1,229	2,209	1,835	1,279	1,049	3,920	2,013	14
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.72	$6.79	$11.28	$11.28
Value at end of period	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	424	137
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.84	$11.31
Value at end of period	$15.37	$13.84
Number of accumulation units outstanding at end of period	962	1,006
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	232	393	296	289	614	596	189

CFI 312

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$19.71	$14.32	$13.46
Value at end of period	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.68	$7.90	$12.90	$13.26	$12.43
Value at end of period	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	0	0	42	6	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.40	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	0	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	759	859	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.00	$5.23	$12.71	$12.67
Value at end of period	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	81	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	844	583	516	643	1,094	101	41
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.23	$8.05
Value at end of period	$10.13	$8.23
Number of accumulation units outstanding at end of period	1,086	960
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	1,279	893	1,557	1,023	570	526	209
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.44
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	59
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	1,134	1,554	649	704	1,172	1,482	476

CFI 313

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.27	$5.61	$10.46	$10.98
Value at end of period	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	1,164	937	1,375	1,070
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	1,552	1,273	789	787	717	925	430
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	1,076	913	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	0	0	149	170	133	569	380
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	4	4	21	45	28	26	83

TABLE 33
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.96	$10.00
Value at end of period	$14.02	$12.96
Number of accumulation units outstanding at end of period	33,327	17,841
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.99	$6.09	$9.61
Value at end of period	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	426	426	426
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.27	$9.78
Value at end of period	$14.04	$12.27
Number of accumulation units outstanding at end of period	244,636	93,645

CFI 314

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.01	$9.81
Value at end of period	$13.31	$12.01
Number of accumulation units outstanding at end of period	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.69	$10.07
Value at end of period	$11.14	$10.69
Number of accumulation units outstanding at end of period	259,552	182,946
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.25
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	38,754
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.68	$5.56	$9.99
Value at end of period	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	133,229	88,129	20,632
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.49
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	93,780
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.60	$10.38
Value at end of period	$15.64	$12.60
Number of accumulation units outstanding at end of period	73,296	9,887
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722
Value at end of period	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.00
Number of accumulation units outstanding at end of period	504,098	544,542	623,036	750,365	856,505	892,215	939,747	937,301	889,478	947,780
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.74	$6.34	$9.87
Value at end of period	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.76	$6.17	$9.52
Value at end of period	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.94	$6.08	$10.17
Value at end of period	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	57,829	34,658	16,918

CFI 315

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	3,213,485	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402	589,758
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182
Value at end of period	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223
Number of accumulation units outstanding at end of period	7,117,352	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479	9,251,982	8,483,150	8,115,293
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632
Value at end of period	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426
Number of accumulation units outstanding at end of period	2,949,902	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986	5,980,707	5,512,953	5,040,744
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Value at end of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Number of accumulation units outstanding at end of period	3,972,441	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906	10,095,142	9,742	9,927,690
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374
Value at end of period	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968
Number of accumulation units outstanding at end of period	578,608	688,072	762,220	959,982	1,067,522	1,136,643	1,258,870	1,102,295	655,914	619,427
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293	$8.108
Value at end of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	1,100,589	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343	503,485	327,493	9,279
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.03	$6.10	$10.10
Value at end of period	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	888,051	785,000	325,547
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$10.13
Value at end of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	287,864	245,400	234,493	293,646	401,982	498,975	546,581	347,202	163,145
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68	$9.66
Value at end of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	881,544	1,078,234	1,170,853	1,199,234	890,413	366,954	76,582
ING BALANCED PORTFOLIO
Value at beginning of period	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936
Value at end of period	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642
Number of accumulation units outstanding at end of period	4,726,915	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421	12,798,574	13,616,148	15,791,704
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$10.00
Value at end of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	1,026,235	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859	640,335	223,645

CFI 316

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.09	$6.27	$10.40	$10.67
Value at end of period	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	3,093,868	3,389,623	3,634,765	4,157,600
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Value at end of period	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436
Number of accumulation units outstanding at end of period	2,655,187	2,592,015	2,269,557	2,728,379	3,308,840	3,754,607	4,468,527	5,560,964	3,646,831	3,252,927
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.85	$6.70	$9.74
Value at end of period	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,146,206	1,236,551	1,311,569
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.14	$6.07	$9.99	$12.30	$10.15
Value at end of period	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	842,933	672,126	607,737	533,727	609,850
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.21	$6.66	$10.23	$10.06	$10.23
Value at end of period	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	86,096	67,921	54,338	28,251	1,268
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$15.51
Value at end of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	255,598	257,396	262,813	225,456	231,524	209,370	306,680	319,789	12,554
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.20	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	873,219	732,666	584,794	498,276	571,176	233,021
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,783,414	2,784,020	2,762,519	2,761,600
ING GNMA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.08
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	14,263
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588
Value at end of period	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618
Number of accumulation units outstanding at end of period	20,431,688	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132	55,129,400	62,633,801	75,994,481
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Value at end of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Number of accumulation units outstanding at end of period	4,978,831	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612	12,437,635	11,415,612	11,127,272

CFI 317

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Value at end of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Number of accumulation units outstanding at end of period	2,749,008	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947	5,001,907	4,188,495	2,436,650
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Value at end of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Number of accumulation units outstanding at end of period	1,553,228	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207	2,650,450	2,177,664	1,157,606
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007
Value at end of period	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115
Number of accumulation units outstanding at end of period	4,034,861	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985	9,306,487	10,976,890	11,769,149
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.47	$5.92	$10.24
Value at end of period	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	730,075	793,507	20,029
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542	$8.697
Value at end of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	732,522	910,106	965,544	1,153,195	1,141,766	937,211	845,792	588,086	289,088	359
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.18	$5.33	$10.19
Value at end of period	$8.09	$7.18	$5.33
Number of accumulation units outstanding at end of period	317,075	218,794	105,497
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.05	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	604,172	654,303	607,353	830,788	667,561	293,009
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$10.06
Value at end of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	537,414	577,337	577,574	680,451	726,952	689,877	500,885	184,071	63,570
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.99	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	105,682	86,998	66,720	70,405	64,572	18,756
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033
Value at end of period	$15.70	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795
Number of accumulation units outstanding at end of period	2,716,565	2,952,557	3,225,449	3,842,620	4,760,300	5,531,602	6,351,425	7,469,334	7,376,607	8,308,496
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.21	$6.99	$11.12	$10.79	$10.03
Value at end of period	$9.53	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	2,313,134	2,576,588	2,960,799	3,700,670	50,763

CFI 318

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.38	$6.56	$10.23
Value at end of period	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	196,360	181,683	151,930
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.28	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	183,661	230,569	259,285	265,111	212,075	29,594
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76	$10.48
Value at end of period	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	662,570	774,129	845,712	1,018,077	1,203,758	1,519,368	1,155,823	394,705
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.96	$11.41	$18.54	$14.74	$11.41	$9.88
Value at end of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	745,867	800,354	845,407	957,157	506,371	50,345
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446	$8.835
Value at end of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	486,920	350,404	336,536	233,721	194,641	208,142	250,795	214,876	31,362	35
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571
Value at end of period	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929
Number of accumulation units outstanding at end of period	3,155,129	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196	6,120,534	8,751,582	9,788,389
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01	$10.83	$8.32	$10.06
Value at end of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	12,254,441	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355	80,312	54,284	7,342
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,707,913	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.93	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	466,291	353,816	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.00
Value at end of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	2,776,830	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976	1,363,707	912,688
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	3,189,588	3,494,296	3,716,467	4,247,992

CFI 319

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.92	$7.26	$11.23	$10.79	$9.90
Value at end of period	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	280,121	295,328	294,259	304,477	83,139
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.75	$7.73	$11.08	$10.58	$10.03
Value at end of period	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	293,565	279,130	137,290	146,793	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.08	$7.33	$11.07	$10.60	$10.09
Value at end of period	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	1,548,859	1,700,068	1,820,096	2,070,299	19,747
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$10.70
Value at end of period	$13.96	$12.54
Number of accumulation units outstanding at end of period	63,418	50,519
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.10	$6.63	$9.88
Value at end of period	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	340,576	308,594	87,066
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.83	$10.05
Value at end of period	$12.98	$11.83
Number of accumulation units outstanding at end of period	70,722	61,985
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.82	$11.40
Value at end of period	$15.93	$12.82
Number of accumulation units outstanding at end of period	98,807	80,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.18	$5.91	$10.33
Value at end of period	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	197,862	116,466	35,364
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.69	$6.95	$10.32
Value at end of period	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	173,789	89,805	42,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945	$7.835
Value at end of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	426,250	281,665	251,417	222,962	257,895	263,602	261,280	375,296	75,689	2,339
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Value at end of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Number of accumulation units outstanding at end of period	1,135,532	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926	3,063,779	2,941,313	2,827,320

CFI 320

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.53	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	985,252	928,963	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	1,736,917	1,538,141	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.23	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,312,690	1,094,385	753,836	524,486	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	998,828	851,091	587,537	406,376	192,260	20,908
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.04
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	5,315
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.49	$6.91	$9.11
Value at end of period	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	50,055	37,361	10,722
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.81	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	194,639	192,704	196,649	155,681	81,541	2,473
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.07	$7.64	$9.37
Value at end of period	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	85,320	54,766	32,181
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599
Value at end of period	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039
Number of accumulation units outstanding at end of period	355,572	403,276	456,136	528,594	636,203	691,462	758,576	902,310	973,538	1,083,315
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601
Value at end of period	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374
Number of accumulation units outstanding at end of period	1,175,203	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110	2,208,844	2,264,302	2,337,042
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322
Value at end of period	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991
Number of accumulation units outstanding at end of period	959,016	998,232	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994	1,738,315	1,772,984	1,945,392

CFI 321

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	6,299,475	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	8,173,974	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95	$10.75
Value at end of period	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	996,210	981,770	861,176	914,726	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Value at end of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Number of accumulation units outstanding at end of period	2,496,048	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067	5,305,707	4,869,849	5,148,257
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,509,169	2,683,423	2,950,264
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.70	$6.66	$11.18	$11.06	$10.00
Value at end of period	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	147,525	164,565	136,160	124,065	71,341
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037
Value at end of period	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548
Number of accumulation units outstanding at end of period	748,041	800,348	863,984	1,023,020	1,196,910	1,436,355	1,737,723	2,119,819	2,219,659	2,564,561
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.65	$10.19	$9.98
Value at end of period	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	156,461	160,284	81,101
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365
Value at end of period	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129
Number of accumulation units outstanding at end of period	1,876,826	2,057,276	2,251,579	2,749,283	3,259,525	3,707,990	4,099,189	4,602,681	4,963,176	5,680,341
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$9.91
Value at end of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	964,021	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751	1,310,404	443,295
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	6,290,893	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738

CFI 322

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.50	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	477,431	469,644	465,666	466,278	562,228	327,404
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.29	$9.52	$13.51	$12.60	$11.21	$10.20
Value at end of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	220,208	223,098	229,747	163,620	163,855	65,568
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.26	$9.78
Value at end of period	$13.63	$12.26
Number of accumulation units outstanding at end of period	57,907	43,590
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Value at end of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Number of accumulation units outstanding at end of period	878,538	951,417	1,016,486	1,127,736	1,344,907	796,450	942,382	1,061,605	1,036,027	1,022,141
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Value at end of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Number of accumulation units outstanding at end of period	1,254,149	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810	2,531,856	2,594,514	2,942,079
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064
Value at end of period	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646
Number of accumulation units outstanding at end of period	5,314	6,066	6,529	8,256	10,331	15,204	5,950,153	7,256,211	7,632,923	7,232,079
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406
Value at end of period	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778
Number of accumulation units outstanding at end of period	9,639	10,173	10,622	12,559	14,613	17,944	8,889,786	10,733,566	11,370,433	13,156,546
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308
Value at end of period	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351
Number of accumulation units outstanding at end of period	1,484	1,474	3,020	3,196	4,152	5,961	1,416,300	1,837,861	2,165,378	1,460,675
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42	$24.78
Value at end of period	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42
Number of accumulation units outstanding at end of period	2,757	3,233	3,478	4,554	5,392	8,544	4,180,957	5,119,109	5,515,020	6,230,644
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796
Value at end of period	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056
Number of accumulation units outstanding at end of period	5,019	5,389	6,444	8,091	11,015	15,176	8,351,236	11,057,738	12,701,306	14,623,768
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.24	$5.30	$8.74	$9.98
Value at end of period	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	48,476	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.08	$7.15	$10.35
Value at end of period	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	124,844	72,170	13,495

CFI 323

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341	$8.112
Value at end of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	1,333,018	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782	1,056,376	466,937	6,563
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.80	$6.84	$11.33	$10.69	$9.64
Value at end of period	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	156,370	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	822,617	813,928	800,025	708,559	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$19.45		$13.823	$13.82
Value at end of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79		$15.31	$13.823
Number of accumulation units outstanding at end of period	1,179,705	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337	475,585		0	11
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14	$16.28
Value at end of period	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14
Number of accumulation units outstanding at end of period	4,832	5,992	7,491	13,019	21,550	24,669	6,774,870	4,961,170	3,165,764	1,933,782
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05	$11.19	$10.55	$10.19
Value at end of period	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05	$11.19	$10.55
Number of accumulation units outstanding at end of period	1,614	1,650	2,902	2,952	3,767	4,445	1,071,573	793,255	405,892	250,140
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.81	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	235,384	261,711	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14	$8.51
Value at end of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14
Number of accumulation units outstanding at end of period	848,392	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153	436,919	596	208
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,632,383	1,515,335	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.06	$5.25	$12.73	$10.20
Value at end of period	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	666,366	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	392,165	424,205	403,226	466,382	299,696	227,325	176,478

CFI 324

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.27	$5.45	$10.22
Value at end of period	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	249,646	116,361	22,554
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,717,506	2,445,057	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.87	$8.70	$9.96
Value at end of period	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	5,018,725	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.33	$5.63	$10.48	$10.12
Value at end of period	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	423,414	291,124	196,246	151,589
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,320,344	1,197,491	1,008,917	1,121,588	625,495	202,100	71,289
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	494,431	440,069	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,773,220	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	735,440	785,986	800,543	867,219	1,041,048	864,643	460,932

CFI 325

	Condensed Financial Information (continued)

		TABLE 34
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993
	WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.69
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	183
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53	$15.73
Value at end of period	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53
Number of accumulation units outstanding at end of period	4,837	4,856	5,009	5,211	5,213	5,217	5,714	5,693
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97	$17.32
Value at end of period	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97
Number of accumulation units outstanding at end of period	4,961	4,971	5,872	6,511	6,525	5,372	5,662	7,275
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37	$15.05
Value at end of period	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37
Number of accumulation units outstanding at end of period	1,625	2,652	5,814	5,954	6,316	6,294	6,688	7,180
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03	$12.98
Value at end of period	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03
Number of accumulation units outstanding at end of period	6,490	6,684	6,672	6,650	8,186	9,789	10,664	10,364
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33	$9.42
Value at end of period	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33
Number of accumulation units outstanding at end of period	644	645	645	794	795	795	796	647
ING BALANCED PORTFOLIO
Value at beginning of period	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85	$18.61
Value at end of period	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85
Number of accumulation units outstanding at end of period	1,705	1,720	2,225	2,230	2,233	2,546	3,937	5,004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.09	$6.27	$10.40	$10.67
Value at end of period	$9.07	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	1,190	1,191	1,499	2,100
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57
Value at end of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69
Number of accumulation units outstanding at end of period	0	13	13	683	1,744	1,743	1,747	1,749
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.20	$8.51
Value at end of period	$15.46	$12.20
Number of accumulation units outstanding at end of period	731	731

CFI 326

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	737	738	784	784
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65	$14.18
Value at end of period	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65
Number of accumulation units outstanding at end of period	13,902	14,411	16,274	21,870	39,238	42,661	47,575	52,590
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97	$13.62
Value at end of period	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97
Number of accumulation units outstanding at end of period	3,436	3,438	3,440	3,534	3,887	4,733	5,251	4,143
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32	$12.47
Value at end of period	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32
Number of accumulation units outstanding at end of period	447	572	572	1,090	1,675	1,352	1,855	3,172
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19	$9.06
Value at end of period	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19
Number of accumulation units outstanding at end of period	366	596	596	761	761	761	809	815
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66	$15.87
Value at end of period	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66
Number of accumulation units outstanding at end of period	4,442	5,796	7,996	8,443	8,378	11,779	12,737	19,344
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.47	$6.88
Value at end of period	$7.96	$7.47
Number of accumulation units outstanding at end of period	17	17
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$20.04	$11.83	$24.58	$17.97	$14.58
Value at end of period	$23.80	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	0	0	29	29	194
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.33	$10.90
Value at end of period	$17.40	$14.33
Number of accumulation units outstanding at end of period	388	388
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.37	$10.23	$17.04	$17.54	$16.11	$14.64	$13.51	$9.90
Value at end of period	$16.43	$13.37	$10.23	$17.04	$17.54	$16.11	$14.64	$13.51
Number of accumulation units outstanding at end of period	4,035	4,350	5,446	5,913	7,080	9,413	9,713	12,687
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.21	$6.98	$11.12	$10.97
Value at end of period	$9.53	$8.21	$6.98	$11.12
Number of accumulation units outstanding at end of period	1,897	1,899	2,271	3,005

CFI 327

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.38	$6.15
Value at end of period	$9.94	$8.38
Number of accumulation units outstanding at end of period	1,027	1,027
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41	$13.46
Value at end of period	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41
Number of accumulation units outstanding at end of period	3,292	5,817	8,306	4,749	3,533	3,534	3,497	8,961
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	12,578	12,631	15,356	16,168	17,383	20,043
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	2,096	2,133	2,186	2,167	2,153	2,024
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01	$10.71
Value at end of period	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01
Number of accumulation units outstanding at end of period	800	689	730	730	731	657	552	444
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.99	$6.29	$9.11	$9.34
Value at end of period	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	1,841	6,657	4,887	8,042
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.92	$7.26	$11.23	$10.79	$9.66
Value at end of period	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	439	439	439	439	440
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.04
Value at end of period	$14.98
Number of accumulation units outstanding at end of period	157
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.08	$7.33	$11.06	$11.35
Value at end of period	$10.60	$9.08	$7.33	$11.06
Number of accumulation units outstanding at end of period	0	0	42	1,521
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82	$6.82
Value at end of period	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82
Number of accumulation units outstanding at end of period	0	126	126	126	126	127	126	127
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45
Value at end of period	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62
Number of accumulation units outstanding at end of period	359	359	14	160	232	1,103	1,104	975

CFI 328

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07	$13.09
Value at end of period	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07
Number of accumulation units outstanding at end of period	9	9	9	9	9	9	9	9
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.79	$13.95	$19.31
Value at end of period	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	365	365	365
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.02	$9.13	$12.76	$12.38	$11.26
Value at end of period	$13.53	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	2,314	2,555	2,594	3,557	3,558
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.86	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	13,318	15,069	15,263	15,273	16,106	17,945
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81	$12.53
Value at end of period	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	341	341	341
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18	$14.83
Value at end of period	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18
Number of accumulation units outstanding at end of period	1,574	1,564	1,803	2,659	3,558	3,810	3,944	6,343
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	25,222	25,250	26,257
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.70	$6.66	$11.18	$11.20
Value at end of period	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,071	1,072	1,072	1,073
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40	$14.55
Value at end of period	$23.51	$21.38	$14.95	$25.13	$23.74	$20.57	$20.51	$18.40
Number of accumulation units outstanding at end of period	2,403	3,295	3,451	4,082	4,122	5,124	6,676	8,636
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68	$9.46
Value at end of period	$14.00	$12.50	$9.61	$16.15	$16.16	$14.29	$13.23	$11.68
Number of accumulation units outstanding at end of period	5,881	6,926	7,248	7,994	8,230	8,558	9,927	11,217
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	8,583	8,819	14,126	14,406	14,815	15,123

CFI 329

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.81	$6.53	$11.51	$10.40	$9.91	$9.22	$8.76	$6.85
Value at end of period	$8.91	$7.81	$6.53	$11.51	$10.40	$9.91	$9.22	$8.76
Number of accumulation units outstanding at end of period	1,888	1,865	1,779	1,668	1,583	1,403	1,169	1,717
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71	$6.28
Value at end of period	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71
Number of accumulation units outstanding at end of period	0	4	4	4	4	726	727	728

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003

CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66	$17.56
Value at end of period	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66
Number of accumulation units outstanding at end of period	284	497	486	438	396	360	335	283
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$8.93
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.45	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	3,419	2,500	2,530	2,134	2,089	2,061
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69	$17.12
Value at end of period	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69
Number of accumulation units outstanding at end of period	1,895	2,305	2,826	1,724	1,536	1,211	6,763	12,622
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13	$14.88
Value at end of period	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13
Number of accumulation units outstanding at end of period	2,454	2,821	2,361	1,900	1,590	1,913	1,472	1,141
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81	$12.84
Value at end of period	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81
Number of accumulation units outstanding at end of period	400	134	939	942	932	1,119	1,073	802
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16	$9.31
Value at end of period	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16
Number of accumulation units outstanding at end of period	824	777	723	602	504	386	243	13,386
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99	$11.99
Value at end of period	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99
Number of accumulation units outstanding at end of period	55	368	359	272	212	154	86	1

CFI 330

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.01	$7.86
Value at end of period	$9.00	$8.01
Number of accumulation units outstanding at end of period	0	509
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90	$11.45
Value at end of period	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90
Number of accumulation units outstanding at end of period	108	108	108	400	108	108	5,191
ING BALANCED PORTFOLIO
Value at beginning of period	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28	$19.86
Value at end of period	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28
Number of accumulation units outstanding at end of period	656	629	660	431	374	403	555	2,408
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$8.05	$6.25	$10.39	$10.66
Value at end of period	$9.02	$8.05	$6.25	$10.39
Number of accumulation units outstanding at end of period	2,951	2,384	1,595	1,006
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56
Value at end of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67
Number of accumulation units outstanding at end of period	2,277	2,223	2,141	2,126	2,125	2,127	2,316	2,220
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.83	$6.70	$9.74
Value at end of period	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	211	211	211
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.09	$6.04	$9.96	$12.28	$12.37
Value at end of period	$10.21	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	2,123	680	730	50	343
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.16	$6.63	$10.21	$9.94
Value at end of period	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	756	757	756
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.60	$7.82	$13.43	$9.68
Value at end of period	$12.71	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	42	42	42	42
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82	$15.14
Value at end of period	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82
Number of accumulation units outstanding at end of period	949	789	1,052	929	830	893	834	696
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49
Value at end of period	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78
Number of accumulation units outstanding at end of period	16,488	74	78	94	73	25	23	232

CFI 331

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18	$12.39
Value at end of period	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18
Number of accumulation units outstanding at end of period	2,188	1,555	2,174	1,266	1,456	1,338	8,033	594
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.91	$10.49	$16.01	$17.32	$15.74
Value at end of period	$15.64	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	2,362	2,016	1,558	1,178	908
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14	$17.31
Value at end of period	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14
Number of accumulation units outstanding at end of period	3,407	1,065	1,186	564	320	333	331	1,589
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19	$7.96
Value at end of period	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19
Number of accumulation units outstanding at end of period	215	550	470	374	311	249	6,257	7,437
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$12.50	$9.58	$15.99	$16.48	$15.15	$13.79	$12.75	$9.36
Value at end of period	$15.34	$12.50	$9.58	$15.99	$16.48	$15.15	$13.79	$12.75
Number of accumulation units outstanding at end of period	3,167	2,724	2,172	1,620	1,245	1,001	1,747	1,261
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.16	$6.96	$11.09	$10.95
Value at end of period	$9.46	$8.16	$6.96	$11.09
Number of accumulation units outstanding at end of period	2,108	2,109	2,411	2,412
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28	$11.28
Value at end of period	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	0	0	74	74	230	230	230	74
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.85	$11.34	$18.46	$14.70	$14.73
Value at end of period	$16.64	$14.85	$11.34	$18.46	$14.70
Number of accumulation units outstanding at end of period	0	288	288	288	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72	$13.79
Value at end of period	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72
Number of accumulation units outstanding at end of period	14,593	16,602	24,448	8,063	10,601	11,160	5,686	5,268
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.52	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	2,097	2,118	2,634	1,949	3,573	3,822
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.44	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,982	2,340	2,325	2,148	2,660	4,202

CFI 332

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.75	$12.38	$12.99
Value at end of period	$14.58	$13.75	$12.38
Number of accumulation units outstanding at end of period	675	0	1,120
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.68	$11.20
Value at end of period	$14.88	$12.68
Number of accumulation units outstanding at end of period	2,143	2,143
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.03	$7.30	$11.04	$11.33
Value at end of period	$10.52	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	366	328	301	300
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79	$6.79
Value at end of period	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79
Number of accumulation units outstanding at end of period	68	68	68	68	68	76	129	17
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33
Value at end of period	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42
Number of accumulation units outstanding at end of period	225	204	220	194	161	207	321	415
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.45	$8.67	$12.02	$11.77
Value at end of period	$11.47	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	2,313	2,041	2,040	2,040
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.09	$8.14	$12.48	$12.63
Value at end of period	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	2,032	1,458	1,834	1,593
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.96
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	773
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75	$16.04
Value at end of period	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75
Number of accumulation units outstanding at end of period	270	221	164	192	97	23	7
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52	$16.40
Value at end of period	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52
Number of accumulation units outstanding at end of period	1,361	1,076	726	561	236	52	25
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59	$13.23
Value at end of period	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59
Number of accumulation units outstanding at end of period	1,181	978	733	530	357	110	71	29

CFI 333

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.93	$9.08	$12.71	$12.35	$12.27
Value at end of period	$13.41	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	3,965	2,456	3,476	1,156	1,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.78	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,245	1,269	1,926	1,793	1,691	2,001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78	$12.42
Value at end of period	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78
Number of accumulation units outstanding at end of period	0	0	0	271	702	431	4 057
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94	$14.67
Value at end of period	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94
Number of accumulation units outstanding at end of period	1,773	1,637	1,629	1,773	1,508	1,387	5,469	2,281
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.18	$6.28	$10.20
Value at end of period	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	1,854	1,718	1,445
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.65	$8.59
Value at end of period	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	664
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16	$16.76
Value at end of period	$26.75	$24.36	$17.07	$28.73	$27.17	$23.59	$23.55	$21.16
Number of accumulation units outstanding at end of period	1,330	1,059	694	449	273	214	1,106	872
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60	$11.04
Value at end of period	$16.14	$14.43	$11.11	$18.70	$18.74	$16.60	$15.39	$13.60
Number of accumulation units outstanding at end of period	1,614	1,236	745	442	739	604	1,580	1,219
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.88	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	233	333	333	333	333	333
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.06	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,135	3,491	3,159	2,538	2,818	2,290
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.25	$11.91
Value at end of period	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	252

CFI 334

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.91	$10.27	$16.75	$16.55
Value at end of period	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59	$21.48
Value at end of period	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59
Number of accumulation units outstanding at end of period	439	196	276	155	164	160	130
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.73	$7.93	$12.93	$14.01
Value at end of period	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	1,370	592	618	26
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.49	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	260	260	260	260	260	260
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.00
Value at end of period	$13.39
Number of accumulation units outstanding at end of period	452
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.02	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	835	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60	$10.07
Value at end of period	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60
Number of accumulation units outstanding at end of period	3,402	19,362	19,443	18,387	18,330	17,659	17,146
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81	$10.07
Value at end of period	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	7,189	4,614	5,571	4,467	4,579	4,060	1,154
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.01	$7.94	$15.80	$16.85
Value at end of period	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.69	$8.34	$14.02	$14.91
Value at end of period	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	13

CFI 335

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.16	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,170	2,170	3,320	2,171	2,170	2,209
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06	$16.39
Value at end of period	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06
Number of accumulation units outstanding at end of period	362	362	718	910	1,089	375	318

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997)
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.93	$11.28
Value at end of period	$13.96	$12.93
Number of accumulation units outstanding at end of period	1,140	1,349
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.25	$11.88
Value at end of period	$13.98	$12.25
Number of accumulation units outstanding at end of period	6,551	2,063
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.99	$10.45
Value at end of period	$13.25	$11.99
Number of accumulation units outstanding at end of period	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.68	$10.44
Value at end of period	$11.10	$10.68
Number of accumulation units outstanding at end of period	7,487	131
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.56
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	155
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.64	$5.55	$9.00
Value at end of period	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	4,388	1,269	546

CFI 336

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.38
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	171
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.37
Value at end of period	$15.57
Number of accumulation units outstanding at end of period	990
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521
Value at end of period	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727
Number of accumulation units outstanding at end of period	23,312	27,968	29,853	31,328	32,690	32,867	37,768	36,324	30,377	28,749
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.73	$6.16	$8.71
Value at end of period	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.91	$8.05
Value at end of period	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,005	3
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	85,363	76,605	68,762	63,232	46,481	14,087	3,097
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977
Value at end of period	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997
Number of accumulation units outstanding at end of period	180,286	190,163	203,284	221,446	254,136	253,307	222,009	185,516	159,118	156,910
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45
Value at end of period	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209
Number of accumulation units outstanding at end of period	114,005	118,618	124,935	139,984	164,429	179,189	184,225	179,752	150,449	136,762
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646
Value at end of period	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369
Number of accumulation units outstanding at end of period	137,137	145,984	146,278	170,439	190,758	217,069	246,401	265,559	219,551	211,010
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231
Value at end of period	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827
Number of accumulation units outstanding at end of period	29,686	28,246	26,670	35,613	35,066	34,281	33,035	25,285	18,351	15,492
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$11.51
Value at end of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	16,691	19,558	23,020	28,684	38,440	37,841	22,125	7,736	3,027

CFI 337

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.00	$6.09	$9.16
Value at end of period	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	13,633	8,213	4,246
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07	$8.44
Value at end of period	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07
Number of accumulation units outstanding at end of period	8,580	11,574	11,663	11,462	9,590	10,176	14,510	6,056	1,575
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66	$9.88
Value at end of period	$13.40	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	11,515	14,643	16,806	16,155	13,629	4,895	738
ING BALANCED PORTFOLIO
Value at beginning of period	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714
Value at end of period	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375
Number of accumulation units outstanding at end of period	99,920	106,516	124,977	157,458	187,136	234,252	270,502	265,097	277,477	304,553
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67	$8.79
Value at end of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67
Number of accumulation units outstanding at end of period	31,428	31,396	33,410	37,415	30,624	30,959	28,782	11,562	4,599
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.03	$6.24	$10.38	$10.66
Value at end of period	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	79,019	89,344	97,997	118,140
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Value at end of period	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417
Number of accumulation units outstanding at end of period	59,807	52,389	47,319	47,059	62,466	51,621	59,773	62,908	38,675	31,262
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.82	$6.69	$9.74
Value at end of period	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	13,753	14,010	15,005
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.07	$6.03	$9.95	$12.28	$10.01
Value at end of period	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	21,019	7,918	13,168	7,616	8,911
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.13	$6.62	$10.19	$10.05	$9.03
Value at end of period	$10.04	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	2,333	1,784	1,567	816	629

CFI 338

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44	$12.45
Value at end of period	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	4,800	6,219	5,787	5,562	4,797	3,565	4,496	2,526
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.06	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	15,967	12,568	12,794	12,307	13,843	4,235
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.57	$7.80	$13.42	$9.68
Value at end of period	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	56,394	58,026	61,533	55,830
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.17
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	902
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351
Value at end of period	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376
Number of accumulation units outstanding at end of period	421,800	440,907	498,311	566,217	629,336	733,906	825,239	863,597	920,124	1,096,214
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427
Value at end of period	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381
Number of accumulation units outstanding at end of period	103,534	111,248	116,316	130,780	147,959	164,046	188,039	186,465	162,093	152,444
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Value at end of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Number of accumulation units outstanding at end of period	71,979	82,993	86,517	85,361	98,979	109,197	104,261	87,243	66,409	42,162
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Value at end of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Number of accumulation units outstanding at end of period	52,470	52,131	49,131	53,523	62,443	66,580	68,874	51,117	34,822	18,943
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868
Value at end of period	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926
Number of accumulation units outstanding at end of period	107,633	110,310	143,536	154,627	156,611	171,390	182,278	187,469	193,755	176,720
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.44	$6.86
Value at end of period	$7.91	$7.44
Number of accumulation units outstanding at end of period	15,757	19,907
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.31
Value at end of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	24,041	24,825	26,187	27,785	24,233	18,807	12,453	7,503	224

CFI 339

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.15	$5.32	$8.75
Value at end of period	$8.03	$7.15	$5.32
Number of accumulation units outstanding at end of period	3,009	1,944	7,584
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.81	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	15,543	12,656	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15	$7.83
Value at end of period	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15
Number of accumulation units outstanding at end of period	16,002	14,720	14,274	14,325	13,590	14,595	12,238	3,008	91
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.86	$8.66	$12.55	$12.96	$12.24
Value at end of period	$13.56	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	5,977	3,562	2,872	2,887	995
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$12.37	$9.49	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847
Value at end of period	$15.17	$12.37	$9.49	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621
Number of accumulation units outstanding at end of period	58,137	62,521	66,834	75,213	87,340	103,669	121,537	136,528	132,853	137,851
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.14	$6.94	$11.07	$10.77	$9.56
Value at end of period	$9.42	$8.14	$6.94	$11.07	$10.77
Number of accumulation units outstanding at end of period	99,650	92,494	104,892	126,195	29
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.34	$6.55	$10.23
Value at end of period	$9.87	$8.34	$6.55
Number of accumulation units outstanding at end of period	4,000	2,560	1,518
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.14	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	5,378	5,347	4,651	14,573	12,059	5,949
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74	$10.93
Value at end of period	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	16,271	19,215	19,831	20,313	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.78	$11.30	$18.42	$14.68	$11.39	$10.67
Value at end of period	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	20,775	18,780	18,960	21,857	8,247	3,735

CFI 340

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.96
Value at end of period	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	9,145	9,316	9,470	4,593	5,311	5,597	6,239	6,146
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445
Value at end of period	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765
Number of accumulation units outstanding at end of period	103,303	119,637	160,994	133,929	100,067	96,206	114,605	120,949	194,182	171,507
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	315,028	346,067	392,661	467,344	574,315	622,569
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	78,240	86,140	87,074	83,459	89,383	97,566
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.78	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	9,432	8,266	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.10
Value at end of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	83,259	86,084	64,255	59,982	41,378	36,567	30,623	24,561	11,498
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	57,740	61,748	62,406	70,193
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.84	$7.21	$11.18	$10.78	$10.16
Value at end of period	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	9,689	10,260	10,544	10,326	4,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.64	$7.68	$11.04	$10.56	$9.88
Value at end of period	$14.82	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	6,030	4,066	1,866	1,713	278
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.00	$7.28	$11.02	$10.58	$9.31
Value at end of period	$10.48	$9.00	$7.28	$11.02	$10.58
Number of accumulation units outstanding at end of period	43,636	49,298	48,710	64,007	456

CFI 341

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.52	$12.16
Value at end of period	$13.91	$12.52
Number of accumulation units outstanding at end of period	110	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.06	$6.37
Value at end of period	$8.91	$8.06
Number of accumulation units outstanding at end of period	5,960	5,295
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.81	$10.05
Value at end of period	$12.93	$11.81
Number of accumulation units outstanding at end of period	1,722	1,701
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.80	$11.39
Value at end of period	$15.87	$12.80
Number of accumulation units outstanding at end of period	736	1,522
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.15	$6.12
Value at end of period	$10.05	$8.15
Number of accumulation units outstanding at end of period	715	585
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.65	$7.01
Value at end of period	$10.77	$8.65
Number of accumulation units outstanding at end of period	246	11
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96	$5.84
Value at end of period	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96
Number of accumulation units outstanding at end of period	4,742	4,983	5,565	6,905	6,022	11,479	8,596	10,397	70
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Value at end of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Number of accumulation units outstanding at end of period	34,664	36,207	40,305	46,498	54,303	54,198	58,199	63,826	54,716	44,050
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.41	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	85,184	61,392	44,341	15,990	9,031	215
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.05	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	60,781	53,746	40,147	25,632	7,127	352

CFI 342

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.11	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	76,983	63,080	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.08	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	41,032	34,042	24,996	14,185	6,473	42
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.45	$6.30
Value at end of period	$9.39	$8.45
Number of accumulation units outstanding at end of period	99	332
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.69	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	526	601	1,113	1,565	1,883	14
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.04	$7.15
Value at end of period	$9.90	$9.04
Number of accumulation units outstanding at end of period	91	505
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454
Value at end of period	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862
Number of accumulation units outstanding at end of period	13,430	13,842	16,069	20,595	17,522	18,024	17,194	18,307	18,117	19,581
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437
Value at end of period	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194
Number of accumulation units outstanding at end of period	32,170	33,404	39,316	32,354	33,504	37,572	37,623	40,616	39,075	36,845
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17
Value at end of period	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814
Number of accumulation units outstanding at end of period	19,331	23,002	23,548	25,398	29,784	30,819	39,291	35,932	32,472	34,726
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.88	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	92,575	85,522	91,305	80,976	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	177,865	200,139	220,931	260,788	321,464	373,538
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93	$11.12
Value at end of period	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	22,791	22,963	17,138	15,775	20,094	15,678	8,750	2,862

CFI 343

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443
Value at end of period	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964
Number of accumulation units outstanding at end of period	81,313	89,105	104,430	103,163	116,941	116,588	113,758	111,932	98,320	91,527
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.17	$6.27	$10.20
Value at end of period	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	65,086	77,908	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.62	$6.62	$11.14	$11.04	$9.48
Value at end of period	$9.15	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	8,486	10,844	1,768	1,258	1,709
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731
Value at end of period	$26.45	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26
Number of accumulation units outstanding at end of period	19,313	18,034	19,684	22,339	25,118	29,066	32,749	34,926	38,660	44,604
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.61	$10.17	$9.91
Value at end of period	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	1,874	860	768
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185
Value at end of period	$16.05	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951
Number of accumulation units outstanding at end of period	53,064	57,646	63,479	73,846	78,043	89,250	99,014	105,875	108,074	120,475
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29	$8.47
Value at end of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29
Number of accumulation units outstanding at end of period	28,295	27,632	29,782	30,100	25,347	30,415	23,542	9,550	5,241
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	153,796	181,973	213,576	242,607	278,531	313,107
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.38	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	11,379	13,205	13,809	17,066	15,081	10,201
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.15	$9.43	$13.42	$12.55	$11.19	$10.81
Value at end of period	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	5,152	5,273	5,653	3,781	2,893	1,082
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.24	$9.89
Value at end of period	$13.57	$12.24
Number of accumulation units outstanding at end of period	618	224

CFI 344

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Value at end of period	$8.66	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106
Number of accumulation units outstanding at end of period	32,548	33,237	31,229	34,913	34,535	17,708	20,528	21,152	20,848	24,468
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845
Value at end of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	34,207	37,836	37,029	39,194	45,449	37,056	42,845	39,056	36,100	38,470
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.19	$5.15
Value at end of period	$8.72	$7.19
Number of accumulation units outstanding at end of period	3,412	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.04	$7.14	$9.40
Value at end of period	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	3,733	1,619	178
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.65
Value at end of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	44,769	44,447	48,956	48,896	58,775	66,220	45,281	19,300	4,669
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.72	$6.79	$11.28	$10.68	$9.52
Value at end of period	$10.53	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	7,896	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	11,943	10,863	10,323	6,895	4,948	2,419	473
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	24,152	22,260	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.68	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	7,913	7,392	7,287	11,562	5,862	6,586
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	32,677	30,871	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	42,177	41,522	32,595	13,115	21,794	18,534	13,498

CFI 345

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.00	$5.23	$12.71	$10.88
Value at end of period	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	20,058	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	28,029	24,190	21,335	21,020	13,396	8,195	4,159
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.23	$5.44	$9.04
Value at end of period	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	1,941	626	465
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	73,561	65,786	61,335	38,401	23,582	13,006	5,198
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.82	$8.68	$9.68
Value at end of period	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	1,346	693	337
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	89,909	78,359	75,409	79,524	77,637	42,601	17,915
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.27	$5.61	$10.46	$10.22
Value at end of period	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	11,303	6,155	4,365	1,414
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	24,150	22,139	17,240	26,086	10,084	4,003	1,901
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	12,677	12,176	13,763	12,977	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	36,818	34,698	40,290	39,026	41,361	30,714	17,631

CFI 346

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	9,302	10,122	15,304	16,789	16,999	13,424	7,700

TABLE 37
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722
Value at end of period	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962
Number of accumulation units outstanding at end of period	504	500	511	653	668	684	701	718	792	803
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.85
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	264
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	604	604	604	3,426	1,424	5,456	5,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182
Value at end of period	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223
Number of accumulation units outstanding at end of period	15,244	18,043	17,803	30,851	27,819	26,464	25,722	26,962	22,723	15,976
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632
Value at end of period	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426
Number of accumulation units outstanding at end of period	2,469	2,551	2,552	8,432	10,083	12,633	13,040	17,326	20,155	10,111
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Value at end of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Number of accumulation units outstanding at end of period	1,662	2,889	2,773	4,217	8,135	8,863	13,944	29,175	44,288	47,724
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374
Value at end of period	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968
Number of accumulation units outstanding at end of period	1,700	1,750	1,750	2,052	2,218	2,817	6,644	4,453	1,125	1,364
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	1,316	2,293	2,178	3,473	6,456	9,188	4,340

CFI 347

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$10.08
Value at end of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	3,417	3,513	3,614	5,097	5,192	5,294	4,015	1,910
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.01	$10.96	$19.68	$17.09	$13.36	$11.65
Value at end of period	$13.73	$13.01	$10.96	$19.68	$17.09	$13.36
Number of accumulation units outstanding at end of period	5,676	5,588	5,451	4,670	4,617	592
ING BALANCED PORTFOLIO
Value at beginning of period	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15
Value at end of period	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902
Number of accumulation units outstanding at end of period	51,698	67,836	95,222	117,538	135,888	161,312	182,702	205,420	239,236	266,176
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$10.62
Value at end of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	534	3,059	2,886	3,079	2,718	2,510	2,517	1,067
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.09	$6.28	$10.41	$10.67
Value at end of period	$9.08	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	2,560	2,671	2,582	2,834
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Value at end of period	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454
Number of accumulation units outstanding at end of period	3,321	4,410	4,209	5,169	5,139	4,731	6,079	13,255	6,770	24,538
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.85	$6.70	$9.74
Value at end of period	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,552	1,552	1,552
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.14	$6.07	$9.99	$12.30	$11.16
Value at end of period	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	0	14	2,030	4,407
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$14.68
Value at end of period	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	1,183	1,278	1,374	1,477	1,571	2,347	2,518	3,088
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.20	$8.88	$14.77	$13.93
Value at end of period	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	1,341

CFI 348

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.66	$7.85	$13.47	$9.69
Value at end of period	$12.80	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	3,486	3,363	3,222	14,926
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817
Value at end of period	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855
Number of accumulation units outstanding at end of period	1,036,940	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960	2,901,193	3,285,323	3,760,768
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692
Value at end of period	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668
Number of accumulation units outstanding at end of period	14,573	22,769	21,308	37,224	50,559	60,481	79,076	70,966	70,072	70,818
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Value at end of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Number of accumulation units outstanding at end of period	1,250	4,811	4,592	6,975	12,982	18,126	21,963	16,748	14,861	7,620
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Value at end of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Number of accumulation units outstanding at end of period	71	71	358	2,129	7,602	10,465	20,764	12,551	12,354	12,866
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087
Value at end of period	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226
Number of accumulation units outstanding at end of period	102,133	110,735	112,092	125,893	155,702	173,477	202,445	208,942	243,240	259,850
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$6.97
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	276
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	651	640	649	288	3,697	6,523	2,462
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.06
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	115
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.05	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	791	830	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$10.85
Value at end of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	0	0	0	1,384	1,333	2,454	3,911	2,454

CFI 349

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033
Value at end of period	$15.70	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795
Number of accumulation units outstanding at end of period	1,981	1,982	2,008	2,202	5,817	5,997	8,385	16,316	10,029	12,608
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.21	$6.99	$11.12	$10.97
Value at end of period	$9.53	$8.21	$6.99	$11.12
Number of accumulation units outstanding at end of period	628	542	418	10,749
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.28	$9.04	$18.13	$15.63
Value at end of period	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	0	0	0	28
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.79
Value at end of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	3,392	4,399	4,675	4,971	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.96	$11.41	$18.54	$14.74	$12.73
Value at end of period	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,411	1,371	1,270	2,742	1,381
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571
Value at end of period	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929
Number of accumulation units outstanding at end of period	100,940	132,438	133,856	158,695	167,741	183,325	206,475	254,937	317,922	391,787
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.61	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	11,055	36,405	35,468	53,174	62,549	107,581
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	4,718	16,991	16,996	21,137	10,310	10,313
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.93	$8.79
Value at end of period	$14.59	$12.93
Number of accumulation units outstanding at end of period	341	341
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.57
Value at end of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	690	1,972	1,668	2,751	3,487	3,418	2,755	3,555	1,114
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	2,006	24,554	23,483	23,505

CFI 350

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.92	$7.26	$11.23	$11.17
Value at end of period	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	2,399	2,349	2,204
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.75	$11.00
Value at end of period	$14.99	$12.75
Number of accumulation units outstanding at end of period	203	191
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.08	$7.33	$11.07	$11.35
Value at end of period	$10.60	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	0	725	1,717	3,774
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.66
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	345
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.84	$11.41
Value at end of period	$15.97	$12.84
Number of accumulation units outstanding at end of period	3,238	3,357
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Value at end of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Number of accumulation units outstanding at end of period	2,753	4,114	3,985	3,933	4,383	6,275	8,472	10,494	10,407	10,912
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.53	$8.72	$12.07	$11.68	$11.65
Value at end of period	$11.57	$10.53	$8.72	$12.07	$11.68
Number of accumulation units outstanding at end of period	364	364	0	0	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.17	$8.19	$12.53	$12.13	$11.52
Value at end of period	$11.43	$10.17	$8.19	$12.42	$12.13
Number of accumulation units outstanding at end of period	0	0	0	122	10,608
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795
Value at end of period	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281
Number of accumulation units outstanding at end of period	11,513	12,250	12,347	11,771	12,396	13,009	13,824	16,709	18,001	19,598
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$10.93	$10.78
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	15,444	14,609	13,659	5,073	1,070	868
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.87	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	13,096	16,042	14,496	16,111	17,772	18,705

CFI 351

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Value at end of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Number of accumulation units outstanding at end of period	3,231	10,111	9,893	10,725	16,011	19,716	18,169	24,998	18,710	17,503
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	229	895	860
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.70	$6.66	$11.18	$11.06	$9.77
Value at end of period	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	0	0	1,344	1,350
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037
Value at end of period	$27.38	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548
Number of accumulation units outstanding at end of period	0	181	181	626	569	1,184	4,325	2,168	2,694	4,222
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.80
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	381
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365
Value at end of period	$16.61	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129
Number of accumulation units outstanding at end of period	23,020	31,467	23,027	36,218	41,846	55,379	83,121	93,468	90,559	99,038
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$7.79
Value at end of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,228	1,326	1,426	9,539	11,328	11,568	9,860	4,429	2,891
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	1,204	1,106	7,240	7,473	10,255
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.50	$8.58	$12.82	$12.65	$11.04	$10.61
Value at end of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	2,772	2,773	2,774
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.82	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106
Value at end of period	$8.92	$7.82	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172
Number of accumulation units outstanding at end of period	0	1,442	818	651	559	19	939	817	715	3,533

CFI 352

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891
Value at end of period	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537
Number of accumulation units outstanding at end of period	2,071	2,182	2,183	4,733	4,949	2,659	2,774	6,715	6,973	12,096
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064
Value at end of period	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646
Number of accumulation units outstanding at end of period	367	367	367	367	367	367	5,993	15,246	19,824	27,093
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406
Value at end of period	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778
Number of accumulation units outstanding at end of period	38	417	234	89	79	45	27,191	45,263	46,615	53,202
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42	$24.78
Value at end of period	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39	$13.37	$18.42
Number of accumulation units outstanding at end of period	0	4	4	4	8	8	13,947	17,897	26,043	37,111
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796
Value at end of period	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056
Number of accumulation units outstanding at end of period	383	829	606	427	411	374	36,361	55,481	61,469	63,484
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$7.97
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	292
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.48
Value at end of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	2,837	2,940	3,046	3,157	3,085	7,018	3,638	2,029
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	2,786	2,793	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	4,701	4,768	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.81	$7.98	$12.99	$13.32	$12.71
Value at end of period	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	0	0	0	3,127	1,715
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14	$16.28
Value at end of period	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35	$10.87	$14.14
Number of accumulation units outstanding at end of period	918	918	919	919	919	919	29,012	15,460	9,482	9,583

CFI 353

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	951	1,007	1,007	2,382	2,514	2,641	2,773
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.78	$10.93	$11.06
Value at end of period	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.06	$5.26	$12.73	$11.43
Value at end of period	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.92	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	3,151	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	15,222	27,640	27,173	28,437	25,787	19,192	9,089
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.33	$5.63	$10.48	$10.10
Value at end of period	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	945	990	991	991
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	19	8	8	5,211	2,558	15	467
WANGER USA
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59	$11.26
Value at end of period	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	0	0	0	0	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	1,844	12,732	12,503	15,940	32,563	29,566	8,340
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	407	407	407	1,713	3,490	1,867	1,248

CFI 354

Condensed Financial Information (continued)

TABLE 38
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004

CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81	$21.12
Value at end of period	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Number of accumulation units outstanding at end of period	5,500	5,401	6,590	4,684	6,748	6,049	4
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60
Value at end of period	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Number of accumulation units outstanding at end of period	212,972	228,041	243,165	241,468	222,882	186,639	113
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39	$20.13
Value at end of period	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Number of accumulation units outstanding at end of period	11,297	123,950	134,257	123,934	116,517	99,937	64
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96	$17.42
Value at end of period	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Number of accumulation units outstanding at end of period	30,156	26,974	28,404	28,388	22,613	26,333	32
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65	$13.81
Value at end of period	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Number of accumulation units outstanding at end of period	31,591	41,307	42,654	43,234	29,121	17,089	20
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24	$11.52
Value at end of period	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	36,817	34,321	39,840	27,959	24,721	18,042	16
ING BALANCED PORTFOLIO
Value at beginning of period	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59	$24.37
Value at end of period	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Number of accumulation units outstanding at end of period	48,071	47,132	51,504	69,073	74,780	86,673	108
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78	$12.59
Value at end of period	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	40,395	42,142	42,358	40,819	38,235	34,219	19
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.38	$6.42	$10.53	$10.70
Value at end of period	$9.53	$8.38	$6.42	$10.53
Number of accumulation units outstanding at end of period	39,301	34,644	23,736	24,962
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72	$3.78
Value at end of period	$5.79	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72
Number of accumulation units outstanding at end of period	135,320	149,002	132,967	132,769	102,089	118,141	140

CFI 355

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.08	$8.05	$13.65	$9.70
Value at end of period	$13.47	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	61,239	73,221	75,852	50,114
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28	$19.68
Value at end of period	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Number of accumulation units outstanding at end of period	127,705	105,707	124,722	149,018	171,208	205,912	312
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38	$17.57
Value at end of period	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Number of accumulation units outstanding at end of period	147,693	162,406	179,312	210,822	230,630	295,040	391
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83
Value at end of period	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Number of accumulation units outstanding at end of period	161,609	179,304	189,045	191,937	190,582	198,919	204
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57
Value at end of period	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Number of accumulation units outstanding at end of period	109,654	119,289	137,475	144,104	152,178	171,957	197
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73
Value at end of period	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Number of accumulation units outstanding at end of period	109,184	115,916	124,069	127,866	117,383	95,977	43
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.62	$6.99
Value at end of period	$8.23	$7.62
Number of accumulation units outstanding at end of period	9,973	17,604
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33	$12.50
Value at end of period	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	34,432	36,952	42,804	41,986	42,588	36,957	17
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$14.19	$10.74	$17.67	$17.96	$16.28	$14.61	$13.35
Value at end of period	$17.69	$14.19	$10.74	$17.67	$17.96	$16.28	$14.61
Number of accumulation units outstanding at end of period	53,014	52,336	52,970	58,654	67,185	88,359	108
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53	$14.42
Value at end of period	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Number of accumulation units outstanding at end of period	7,083	44,541	44,401	35,571	33,655	14,250	29
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.86	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	430,454	450,106	463,028	473,300	480,117	456,721
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.40	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	148,808	155,271	161,168	156,529	118,896	102,671

CFI 356

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15	$20.30
Value at end of period	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Number of accumulation units outstanding at end of period	45,205	47,168	44,611	37,373	32,643	33,477	36
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.15	$9.13	$12.48	$11.93	$11.16
Value at end of period	$12.42	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	9,215	5,115	4,609	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.78	$8.56	$12.96	$12.38	$11.57
Value at end of period	$12.27	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	17,462	520,087	8,834	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.84	$8.44	$13.41	$12.74	$11.72
Value at end of period	$12.42	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	36,561	31,626	27,871	14,584	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.81	$8.32	$13.84	$13.08	$12.21
Value at end of period	$12.44	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	8,723	242,654	6,450	13,254	7,199
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.45	$9.78	$11.74	$11.51
Value at end of period	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	5,588	5,378	1,530	1,352
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77	$16.50
Value at end of period	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Number of accumulation units outstanding at end of period	7,881	12,155	11,572	17,028	11,237	17,788	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59	$16.64
Value at end of period	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Number of accumulation units outstanding at end of period	6,799	5,749	5,061	8,821	7,998	8,032	4
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98	$16.35
Value at end of period	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Number of accumulation units outstanding at end of period	3,575	3,498	3,270	7,426	15,920	24,120	31
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.93	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	155,091	159,817	158,006	168,996	183,786	207,289
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35	$19.45
Value at end of period	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Number of accumulation units outstanding at end of period	24,223	21,445	22,316	19,728	24,117	22,156	27

CFI 357

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.32	$6.30	$10.21
Value at end of period	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	41,509	40,449	43,787
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95	$22.16
Value at end of period	$30.84	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95
Number of accumulation units outstanding at end of period	10,094	11,045	10,205	9,809	8,015	7,531	12
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40	$14.33
Value at end of period	$18.72	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40
Number of accumulation units outstanding at end of period	15,051	15,978	16,899	17,750	18,829	31,189	24
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.30	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	105,837	120,283	108,399	111,480	113,898	121,103
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.61	$7.11	$12.37	$11.05	$10.39	$9.55	$8.98
Value at end of period	$9.95	$8.61	$7.11	$12.37	$11.05	$10.39	$9.55
Number of accumulation units outstanding at end of period	3,475	3,729	6,265	6,486	4,304	8,809	16
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60	$7.91
Value at end of period	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Number of accumulation units outstanding at end of period	14,066	16,017	15,072	13,869	13,665	12,057	18

TABLE 39
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE MAY 30, 2008
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.13	$6.14	$9.96
Value at end of period	$8.04	$7.13	$6.14
Number of accumulation units outstanding at end of period	228,628	160,490	88,909
COLUMBIASM ACORN® FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.92	$6.39	$10.33
Value at end of period	$11.24	$8.92	$6.39
Number of accumulation units outstanding at end of period	627,838	271,745	123,561
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.14	$6.14	$10.26
Value at end of period	$10.03	$8.14	$6.14
Number of accumulation units outstanding at end of period	272,899	161,324	89,752

CFI 358

	Condensed Financial Information (continued)

	2010	2009	2008

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.96	$6.12	$9.34
Value at end of period	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	353,962	388,208	411,959
INVESCO U.S. SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66	$7.40	$10.45
Value at end of period	$12.59	$9.66	$7.40
Number of accumulation units outstanding at end of period	463,451	180,777	113,598

		TABLE 40
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74	$7.36	$8.75
Value at end of period	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	50,614	42,535	4,929
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.03	$8.12	$9.09
Value at end of period	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.71	$12.00	$20.21	$18.43
Value at end of period	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$31.15	$22.98	$39.98	$37.18
Value at end of period	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	241,112	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.24	$12.56	$18.77	$19.16
Value at end of period	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	45,573	36,212	28,051	4,303
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.64	$15.66	$25.10	$24.84
Value at end of period	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	62,447	61,999	55,759	24,067

CFI 359

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.57	$11.67	$17.57	$18.25
Value at end of period	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	17,098	18,306	14,976	2,302
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.74	$20.41	$22.30	$21.92
Value at end of period	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	93,395	96,033	85,454	55,907
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.86	$9.22	$15.45	$15.18
Value at end of period	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	83,975	82,996	75,233	25,696
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$14.88
Value at end of period	$15.66
Number of accumulation units outstanding at end of period	3,267
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.30
Value at end of period	$16.28
Number of accumulation units outstanding at end of period	4,893
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.34	$7.51	$11.47	$11.36
Value at end of period	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	180,244	199,539	186,936	147,496
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.50	$7.58	$11.30	$11.43
Value at end of period	$11.24	$9.50	$7.58	$11.30
Number of accumulation units outstanding at end of period	67,536	64,279	57,419	27,102
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.15	$9.13	$12.48	$12.23
Value at end of period	$12.42	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	242,824	239,904	212,287	21,495
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.78	$8.56	$12.96	$12.67
Value at end of period	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	583,075	520,087	492,484	233,574
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.84	$8.44	$13.41	$13.03
Value at end of period	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	472,321	384,241	302,587	21,367

CFI 360

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.81	$8.32	$13.84	$13.38
Value at end of period	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	272,650	242,654	181,230	35,876
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.93
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	37
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.45	$9.78	$11.74	$11.51
Value at end of period	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	82,314	54,898	45,639	3,514
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.27	$12.22	$19.00	$18.80
Value at end of period	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	208,915	193,168	149,177	88,042
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.14	$8.82	$14.03	$13.80
Value at end of period	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	336,051	306,000	257,342	187,353
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.57	$11.48	$12.35	$11.76
Value at end of period	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.36	$5.06
Value at end of period	$10.86	$9.36
Number of accumulation units outstanding at end of period	56,631	29,101
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$29.13
Value at end of period	$30.54
Number of accumulation units outstanding at end of period	2,359
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.54	$8.43
Value at end of period	$14.08	$12.54
Number of accumulation units outstanding at end of period	11,573	6,938
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.61	$5.63
Value at end of period	$10.75	$8.61
Number of accumulation units outstanding at end of period	25,680	4,592

CFI 361

	Condensed Financial Information (continued)

	2010	2009	2008	2007

WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.06	$8.46	$16.61	$16.34
Value at end of period	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.64	$8.88	$14.73	$14.54
Value at end of period	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	51,594	43,271	35,741	5,089

		TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
	(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.04	$13.15
Value at end of period	$14.25	$13.04
Number of accumulation units outstanding at end of period	0	41
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.35	$11.08
Value at end of period	$14.27	$12.35
Number of accumulation units outstanding at end of period	8,271	2,140
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.09	$11.74
Value at end of period	$13.53	$12.09
Number of accumulation units outstanding at end of period	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.76	$10.42
Value at end of period	$11.33	$10.76
Number of accumulation units outstanding at end of period	31,406	17,419
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.60
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	752
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.80	$4.85
Value at end of period	$8.24	$7.80
Number of accumulation units outstanding at end of period	1,508	1,229

CFI 362

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.65
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	1,036
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.07
Value at end of period	$15.90
Number of accumulation units outstanding at end of period	4,078
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.33	$8.26	$12.06	$12.28
Value at end of period	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	10,784	9,480	5,776	3,114
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.89	$6.21	$5.85
Value at end of period	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	317	22	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$8.07	$6.12
Value at end of period	$9.90	$8.07
Number of accumulation units outstanding at end of period	1,170	429
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.57	$10.50	$17.70	$18.14
Value at end of period	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.10	$8.94	$15.59	$16.07
Value at end of period	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	460,799	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.02	$7.71	$13.49	$14.32
Value at end of period	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	153,253	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.31	$8.05	$15.28	$15.81
Value at end of period	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.12	$9.61	$17.14	$17.74
Value at end of period	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	26,623	29,959	14,302	6,985

CFI 363

	Condensed Financial Information (continued)

	2010	2009	2008	2007

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.04	$8.57	$12.52
Value at end of period	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	26,591	22,761	5,937
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.16	$5.43
Value at end of period	$9.28	$8.16
Number of accumulation units outstanding at end of period	3,008	1,056
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.56	$9.28	$12.34
Value at end of period	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	12,389	10,314	4,347
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.00	$10.00	$13.32
Value at end of period	$12.79	$12.00	$10.00
Number of accumulation units outstanding at end of period	5,243	5,690	9,724
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.57	$8.89	$12.40	$12.55
Value at end of period	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	237,620	238,935	105,316	51,702
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.57	$7.83	$11.34
Value at end of period	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	27,318	29,807	6,134
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.33	$6.40	$10.50	$10.92
Value at end of period	$9.44	$8.33	$6.40	$10.50
Number of accumulation units outstanding at end of period	97,897	115,692	51,400	31,544
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.70	$9.65	$16.07	$16.70
Value at end of period	$17.38	$14.70	$9.65	$16.07
Number of accumulation units outstanding at end of period	49,612	52,835	19,468	11,138
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.97	$6.72	$9.75
Value at end of period	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	11,670	11,929	3,089
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.46	$6.24	$9.44
Value at end of period	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	26,115	24,498	5,650

CFI 364

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.53	$6.85	$9.66
Value at end of period	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	1,236	1,498	1,200
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.44	$7.95	$11.02
Value at end of period	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	9,386	7,809	3,632
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.82	$9.24	$12.78
Value at end of period	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	4,107	4,685	981
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.02	$8.03	$13.65	$13.68
Value at end of period	$13.37	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	128,848	137,728	37,945	12,329
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.20
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	714
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.05	$8.50	$13.67	$14.10
Value at end of period	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	1,115,684	1,110,046	384,838	147,509
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.19	$8.29	$13.24	$13.60
Value at end of period	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	321,791	338,211	137,124	67,012
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.95	$8.33	$13.38	$14.01
Value at end of period	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	209,030	214,189	136,200	79,643
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.08	$8.10	$12.22	$13.33
Value at end of period	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	117,577	110,237	64,720	30,109
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.44	$10.28	$11.26	$11.14
Value at end of period	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	322,698	312,052	95,615	28,260

CFI 365

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.60	$6.96
Value at end of period	$8.17	$7.60
Number of accumulation units outstanding at end of period	35,875	37,428
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.15	$9.58	$13.02
Value at end of period	$12.42	$12.15	$9.58
Number of accumulation units outstanding at end of period	19,039	19,093	15,602
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.30	$5.60
Value at end of period	$8.30	$7.30
Number of accumulation units outstanding at end of period	7,155	6,196
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.06	$12.31	$25.32	$25.97
Value at end of period	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	27,761	36,056	10,146	82
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.89	$8.69	$11.74
Value at end of period	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	9,171	13,717	6,211
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.54	$9.09	$12.52
Value at end of period	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	2,522	3,167	960
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.38	$7.86	$12.97	$13.63
Value at end of period	$12.89	$10.38	$7.86	$12.97
Number of accumulation units outstanding at end of period	104,094	107,304	59,186	25,282
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.53	$7.19	$11.33	$11.83
Value at end of period	$10.00	$8.53	$7.19	$11.33
Number of accumulation units outstanding at end of period	78,084	74,342	56,095	92
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.53	$6.61	$8.88
Value at end of period	$10.22	$8.53	$6.61
Number of accumulation units outstanding at end of period	7,304	8,908	3,947
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.90	$9.40	$18.67	$19.49
Value at end of period	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	6,341	7,100	1,461	3

CFI 366

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.06	$9.40	$11.25
Value at end of period	$12.12	$11.06	$9.40
Number of accumulation units outstanding at end of period	10,221	6,473	1,544
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.71	$11.86	$19.09	$19.09
Value at end of period	$17.82	$15.71	$11.86	$19.09
Number of accumulation units outstanding at end of period	24,108	29,244	5,207	90
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.85	$9.82	$13.82
Value at end of period	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	12,598	13,736	1,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	85,110	98,958	26,299	2,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.48	$8.96	$15.05	$15.84
Value at end of period	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	409,311	427,439	212,877	86,346
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.22	$10.07	$11.95	$11.86
Value at end of period	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	97,970	103,329	49,704	14,774
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.59	$9.12	$11.37
Value at end of period	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	16,458	20,963	2,547
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.85	$11.44	$11.71
Value at end of period	$13.79	$12.85	$11.44
Number of accumulation units outstanding at end of period	67,142	62,977	25,669
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.27	$6.47	$8.44
Value at end of period	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	37,345	36,390	21,764
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.27	$7.47	$10.14
Value at end of period	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	3,876	3,862	3,298

CFI 367

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.25	$7.95	$10.81
Value at end of period	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	15,935	10,133	964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.44	$7.54	$10.18
Value at end of period	$11.12	$9.44	$7.54
Number of accumulation units outstanding at end of period	22,243	24,701	11,538
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.62	$10.72
Value at end of period	$14.20	$12.62
Number of accumulation units outstanding at end of period	3,889	4,410
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.23	$6.67	$6.61
Value at end of period	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	3,289	3,295	1,991
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.91	$10.07
Value at end of period	$13.20	$11.91
Number of accumulation units outstanding at end of period	2,668	3,961
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.90	$11.43
Value at end of period	$16.20	$12.90
Number of accumulation units outstanding at end of period	6,606	6,992
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.32	$6.37
Value at end of period	$10.39	$8.32
Number of accumulation units outstanding at end of period	1,214	1,018
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.83	$6.99	$7.40
Value at end of period	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	3,313	922	687
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.66	$9.68	$13.75
Value at end of period	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	3,362	1,703	316
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.82	$10.08	$14.65	$15.52
Value at end of period	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	74,555	71,760	36,842	14,940

CFI 368

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.06	$9.07	$12.43	$12.75
Value at end of period	$12.28	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	94,978	91,456	40,855	28,250
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.68	$8.51	$12.91	$13.38
Value at end of period	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	102,083	86,100	43,270	19,905
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.74	$8.39	$13.36	$13.93
Value at end of period	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	101,394	79,932	34,913	3,993
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.71	$8.27	$13.78	$14.42
Value at end of period	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	58,776	48,961	23,132	706
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.80
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	96
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.63	$6.96	$8.95
Value at end of period	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	26,552	16,340	4,649
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.36	$9.72	$11.69	$11.81
Value at end of period	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	59,049	54,633	34,011	3
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.22	$7.69	$9.30
Value at end of period	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	70,828	53,194	13,442
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.83	$9.21	$12.08	$12.14
Value at end of period	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	60,382	60,498	34,769	702
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.42	$8.34	$13.07	$13.39
Value at end of period	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	38,079	36,700	25,444	16,799

CFI 369

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.62	$8.74	$12.60	$12.80
Value at end of period	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	33,757	34,864	19,599	2,421
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.63	$9.50	$12.52
Value at end of period	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	73,492	63,842	29,032
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.93	$8.17	$14.41	$14.91
Value at end of period	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	456,632	461,823	186,942	102,737
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.47	$8.40	$11.31
Value at end of period	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	18,882	15,873	4,008
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.64	$8.16	$14.15	$14.68
Value at end of period	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	117,656	127,488	81,169	22,841
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.35	$6.33	$10.21
Value at end of period	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	36,539	40,427	16,456
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.04	$6.85	$9.24
Value at end of period	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	1,657	6,242	284
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.70	$8.10	$13.48	$14.37
Value at end of period	$13.00	$11.70	$8.10	$13.48
Number of accumulation units outstanding at end of period	25,041	34,561	15,771	7,263
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.83	$10.25	$9.66
Value at end of period	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	742	1,879	28
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.30	$7.84	$13.05	$13.86
Value at end of period	$11.66	$10.30	$7.84	$13.05
Number of accumulation units outstanding at end of period	113,559	111,107	68,371	35,033

CFI 370

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.81	$7.65	$10.55
Value at end of period	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	14,357	18,890	6,775
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.89	$9.72	$12.71	$13.10
Value at end of period	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	147,710	158,122	94,484	60,198
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.03	$8.92	$11.38
Value at end of period	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	4,196	4,852	2,678
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$9.90	$12.76
Value at end of period	$12.65	$11.86	$9.90
Number of accumulation units outstanding at end of period	14,516	12,043	1,264
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.34	$10.83
Value at end of period	$13.85	$12.34
Number of accumulation units outstanding at end of period	1,784	1,313
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.58	$7.93	$13.83	$14.40
Value at end of period	$11.03	$9.58	$7.93	$13.83
Number of accumulation units outstanding at end of period	26,915	26,655	14,916	5,121
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.20	$9.53	$13.68	$14.03
Value at end of period	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	47,829	48,752	16,970	5,163
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$7.75
Value at end of period	$9.14
Number of accumulation units outstanding at end of period	6,107
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.23	$7.20	$9.90
Value at end of period	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	5,471	3,897	39
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.76	$7.73	$10.71
Value at end of period	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	27,400	27,917	8,298

CFI 371

	Condensed Financial Information (continued)

	2010	2009	2008	2007

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.15	$7.03	$11.54	$11.64
Value at end of period	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	4,558	1,473	42	88
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.68	$9.98	$16.10	$16.58
Value at end of period	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	4,790	2,953	1,212	47
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.85	$12.05	$23.25	$24.21
Value at end of period	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.35	$8.30	$12.22
Value at end of period	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	9,060	13,593	4,251
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.96	$9.06	$11.39
Value at end of period	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	5,391	4,943	3,388
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.27	$10.39	$11.76
Value at end of period	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.32	$5.35	$12.83	$13.35
Value at end of period	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	43,075	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.38	$7.73	$11.31
Value at end of period	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	11,579	11,719	3,936
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.40	$7.83
Value at end of period	$10.48	$8.40
Number of accumulation units outstanding at end of period	8,167	2,064
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.49	$13.07	$12.33	$12.39
Value at end of period	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	54,527	46,051	8,276	205

CFI 372

	Condensed Financial Information (continued)

	2010	2009	2008	2007

THE BOND FUND OF AMERICASM
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.03	$8.73
Value at end of period	$10.73	$10.03
Number of accumulation units outstanding at end of period	4,827	3,088
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.88	$8.85	$14.57	$15.19
Value at end of period	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	34,252	41,718	8,716	96
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.56	$5.73	$7.92
Value at end of period	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.29	$8.02	$15.78	$16.89
Value at end of period	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.25	$7.93	$11.57
Value at end of period	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	5,130	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.35	$8.72	$13.08	$13.74
Value at end of period	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	19,117	15,249	8,135	79

TABLE 42
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009

AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$13.35
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	6
AMANA INCOME FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.65
Value at end of period	$13.50
Number of accumulation units outstanding at end of period	7

CFI 373

Condensed Financial Information (continued)

	2010	2009

ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.75
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	931
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$7.40
Value at end of period	$8.21
Number of accumulation units outstanding at end of period	496
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.67	$11.53
Value at end of period	$15.86	$12.67
Number of accumulation units outstanding at end of period	40	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.49	$14.61
Value at end of period	$15.78	$14.49
Number of accumulation units outstanding at end of period	1,614	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.03	$11.80
Value at end of period	$14.05	$12.03
Number of accumulation units outstanding at end of period	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.96	$10.00
Value at end of period	$11.43	$9.96
Number of accumulation units outstanding at end of period	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$9.97
Value at end of period	$12.67	$10.25
Number of accumulation units outstanding at end of period	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.06	$12.22
Value at end of period	$13.58	$12.06
Number of accumulation units outstanding at end of period	1,535	1,868
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.93	$12.19
Value at end of period	$12.70	$11.93
Number of accumulation units outstanding at end of period	104	97
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.50	$8.84
Value at end of period	$11.93	$10.50
Number of accumulation units outstanding at end of period	3,413	3,681

CFI 374

Condensed Financial Information (continued)

	2010	2009

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$10.33
Value at end of period	$13.24	$10.50
Number of accumulation units outstanding at end of period	5,373	5,763
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.29	$8.04
Value at end of period	$9.37	$8.29
Number of accumulation units outstanding at end of period	11,188	11,112
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$14.59	$9.59
Value at end of period	$17.23	$14.59
Number of accumulation units outstanding at end of period	6,972	19,510
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.95	$8.87
Value at end of period	$10.37	$8.95
Number of accumulation units outstanding at end of period	1,347	625
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.41	$7.63
Value at end of period	$10.72	$8.41
Number of accumulation units outstanding at end of period	5,141	2,872
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.14
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	786
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.38	$10.17
Value at end of period	$11.58	$10.38
Number of accumulation units outstanding at end of period	1,561	761
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.75	$12.60
Value at end of period	$16.30	$12.75
Number of accumulation units outstanding at end of period	475	418
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.94	$11.19
Value at end of period	$13.25	$10.94
Number of accumulation units outstanding at end of period	14,619	13,768
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.97	$8.45
Value at end of period	$12.47	$10.97
Number of accumulation units outstanding at end of period	110,056	114,228

CFI 375

Condensed Financial Information (continued)

	2010	2009

ING INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.12	$8.25
Value at end of period	$11.48	$10.12
Number of accumulation units outstanding at end of period	28,228	29,644
ING INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.87	$8.29
Value at end of period	$13.20	$10.87
Number of accumulation units outstanding at end of period	7,029	9,165
ING INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.01	$8.05
Value at end of period	$12.25	$10.01
Number of accumulation units outstanding at end of period	5,894	7,639
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.36	$10.22
Value at end of period	$12.43	$11.36
Number of accumulation units outstanding at end of period	5,350	5,115
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.58	$7.72
Value at end of period	$8.14	$7.58
Number of accumulation units outstanding at end of period	1,200	1,856
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.06	$12.57
Value at end of period	$12.31	$12.06
Number of accumulation units outstanding at end of period	2,979	2,750
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.20
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	442
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.94	$20.25
Value at end of period	$25.09	$20.94
Number of accumulation units outstanding at end of period	1,734	1,487
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$9.94
Value at end of period	$12.79	$10.32
Number of accumulation units outstanding at end of period	19,493	17,245
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.48	$8.57
Value at end of period	$9.93	$8.48
Number of accumulation units outstanding at end of period	8,993	8,709

CFI 376

Condensed Financial Information (continued)

	2010	2009

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.51	$8.39
Value at end of period	$10.18	$8.51
Number of accumulation units outstanding at end of period	1,840	1,337
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.83	$13.16
Value at end of period	$14.54	$12.83
Number of accumulation units outstanding at end of period	106	75
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.62	$15.14
Value at end of period	$17.69	$15.62
Number of accumulation units outstanding at end of period	5,642	5,277
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.75	$9.76
Value at end of period	$17.86	$13.75
Number of accumulation units outstanding at end of period	1,753	2,830
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.47	$11.48
Value at end of period	$11.45	$11.47
Number of accumulation units outstanding at end of period	2,562	1,475
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.41	$12.25
Value at end of period	$14.34	$12.41
Number of accumulation units outstanding at end of period	41,335	41,022
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.15	$12.09
Value at end of period	$14.02	$12.15
Number of accumulation units outstanding at end of period	6,245	5,964
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.51	$13.04
Value at end of period	$15.37	$13.51
Number of accumulation units outstanding at end of period	739	711
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.78	$12.75
Value at end of period	$13.69	$12.78
Number of accumulation units outstanding at end of period	10,212	8,191
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.23	$7.07
Value at end of period	$8.59	$7.23
Number of accumulation units outstanding at end of period	770	525

CFI 377

Condensed Financial Information (continued)

	2010	2009

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.18	$12.83
Value at end of period	$15.62	$13.18
Number of accumulation units outstanding at end of period	11	1,025
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.30
Value at end of period	$11.04	$9.38
Number of accumulation units outstanding at end of period	2,965	2,590
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.89
Value at end of period	$14.16
Number of accumulation units outstanding at end of period	106
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.78
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	209
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$12.51
Value at end of period	$16.16	$12.89
Number of accumulation units outstanding at end of period	796	121
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.72
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	560
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.57	$9.63
Value at end of period	$16.56	$12.57
Number of accumulation units outstanding at end of period	2,945	268
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.73	$10.02
Value at end of period	$15.77	$12.73
Number of accumulation units outstanding at end of period	9,746	9,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.00	$10.87
Value at end of period	$12.19	$11.00
Number of accumulation units outstanding at end of period	265	212
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.68	$10.55
Value at end of period	$12.19	$10.68
Number of accumulation units outstanding at end of period	1,790	1,694

CFI 378

Condensed Financial Information (continued)

	2010	2009

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.65	$10.54
Value at end of period	$12.21	$10.65
Number of accumulation units outstanding at end of period	1,243	1,016
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.75	$9.15
Value at end of period	$11.89	$10.75
Number of accumulation units outstanding at end of period	326	276
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.34	$8.29
Value at end of period	$11.65	$10.34
Number of accumulation units outstanding at end of period	5,304	4,944
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.54	$9.69
Value at end of period	$11.76	$10.54
Number of accumulation units outstanding at end of period	920	696
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.86	$11.57
Value at end of period	$15.19	$11.86
Number of accumulation units outstanding at end of period	109,532	112,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.41	$10.32
Value at end of period	$11.92	$10.41
Number of accumulation units outstanding at end of period	280	244
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.57	$11.06
Value at end of period	$13.47	$11.57
Number of accumulation units outstanding at end of period	8,508	7,184
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32	$8.49
Value at end of period	$9.03	$8.32
Number of accumulation units outstanding at end of period	13,064	14,326
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.63	$11.17
Value at end of period	$12.90	$11.63
Number of accumulation units outstanding at end of period	5,841	6,059
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.80	$10.84
Value at end of period	$11.42	$10.80
Number of accumulation units outstanding at end of period	19	19

CFI 379

Condensed Financial Information (continued)

	2010	2009

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.24	$10.06
Value at end of period	$11.57	$10.24
Number of accumulation units outstanding at end of period	7,531	6,792
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.76	$9.62
Value at end of period	$11.19	$9.76
Number of accumulation units outstanding at end of period	4,347	3,951
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.82	$11.79
Value at end of period	$13.23	$11.82
Number of accumulation units outstanding at end of period	12,351	12,153
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.97	$11.00
Value at end of period	$12.29	$10.97
Number of accumulation units outstanding at end of period	627	238
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.79	$11.04
Value at end of period	$12.56	$11.79
Number of accumulation units outstanding at end of period	446	624
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.60	$13.38
Value at end of period	$15.28	$13.60
Number of accumulation units outstanding at end of period	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.72	$20.91
Value at end of period	$27.47	$21.72
Number of accumulation units outstanding at end of period	12,576	12,545
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.20	$12.02
Value at end of period	$13.14	$12.20
Number of accumulation units outstanding at end of period	1,417	1,417
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.27	$9.09
Value at end of period	$10.70	$9.27
Number of accumulation units outstanding at end of period	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.38
Value at end of period	$14.47
Number of accumulation units outstanding at end of period	127

CFI 380

Condensed Financial Information (continued)

	2010	2009

SMALLCAP WORLD FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.85
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	2,685
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.40	$15.19
Value at end of period	$17.29	$15.40
Number of accumulation units outstanding at end of period	764	626
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.81	$11.54
Value at end of period	$13.21	$11.81
Number of accumulation units outstanding at end of period	2,052	775
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.52	$8.44
Value at end of period	$10.60	$8.52
Number of accumulation units outstanding at end of period	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.22	$12.64
Value at end of period	$16.66	$13.22
Number of accumulation units outstanding at end of period	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.67
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.29	$9.96
Value at end of period	$11.62	$10.29
Number of accumulation units outstanding at end of period	64	44

TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.27	$6.36	$10.47	$10.68
Value at end of period	$9.36	$8.27	$6.36	$10.47
Number of accumulation units outstanding at end of period	494	495	495	495

CFI 381

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.36	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	675	675	674	783	783	783
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.07	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,816	1,817	1,816	1,816	1,816	1,817
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.34	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446	1,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.24	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509	509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.30	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95	95
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.74	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51	51

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.34
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.59
Value at end of period	$15.77
Number of accumulation units outstanding at end of period	175
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.83	$6.37	$9.56
Value at end of period	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	28	28	271

CFI 382

	Condensed Financial Information (continued)

	2010	2009	2008

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.84	$6.20	$9.02
Value at end of period	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	187
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.12	$5.88	$8.34
Value at end of period	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	5,315	5,853	5,628
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.59	$5.64	$8.34
Value at end of period	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	73,979	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.06	$5.46	$8.09
Value at end of period	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	12,197	15,464	1,276
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.55	$5.14	$8.25
Value at end of period	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.90	$5.50	$7.96
Value at end of period	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.12	$6.33	$9.57
Value at end of period	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,179	2,265	1,766
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.42	$7.00	$9.49
Value at end of period	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	121	156	194
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.66	$5.58	$8.07
Value at end of period	$7.07	$6.66	$5.58
Number of accumulation units outstanding at end of period	94	773	1,011
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.44	$7.13	$9.13
Value at end of period	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	10,246	12,395	12,434

CFI 383

	Condensed Financial Information (continued)

	2010	2009	2008

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.60	$5.66	$8.64
Value at end of period	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	1,915	1,094	813
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.67	$5.92	$8.60
Value at end of period	$8.65	$7.67	$5.92
Number of accumulation units outstanding at end of period	10,279	10,063	8,119
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.87	$5.85	$2.98
Value at end of period	$10.44	$8.87	$5.85
Number of accumulation units outstanding at end of period	1,922	1,842	1,627
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.91	$6.71	$9.75
Value at end of period	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	291	277	246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.19	$5.33	$9.05
Value at end of period	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	127	927	452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.76	$5.94	$8.55
Value at end of period	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	30	736	585
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.18	$5.92	$9.00
Value at end of period	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	855	19	300
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.19	$6.00	$9.38
Value at end of period	$9.88	$8.19	$6.00
Number of accumulation units outstanding at end of period	9,409	10,227	8,628
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.88	$6.10	$8.78
Value at end of period	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	24,625	20,845	22,885
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.56	$6.18	$8.55
Value at end of period	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	7,441	7,298	6,908

CFI 384

	Condensed Financial Information (continued)

	2010	2009	2008

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.88	$6.03	$9.10
Value at end of period	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	3,938	3,606	2,964
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.67	$6.19	$9.13
Value at end of period	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	4,371	4,238	3,489
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.21	$9.22	$9.83
Value at end of period	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	14,145	13,128	12,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.55	$5.95	$8.48
Value at end of period	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	275	551	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.16	$5.67	$8.13
Value at end of period	$7.28	$7.16	$5.67
Number of accumulation units outstanding at end of period	43	1,533	637
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.26	$5.64
Value at end of period	$8.21	$7.26
Number of accumulation units outstanding at end of period	1,384	403
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.33	$4.89	$8.04
Value at end of period	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	1,845	2,540	2,215
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.12	$6.51	$9.03
Value at end of period	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	118	517	466
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.68	$5.85	$9.00
Value at end of period	$9.49	$7.68	$5.85
Number of accumulation units outstanding at end of period	4,621	4,921	4,584
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.29	$6.17	$8.28
Value at end of period	$8.51	$7.29	$6.17
Number of accumulation units outstanding at end of period	4,471	4,259	3,566

CFI 385

	Condensed Financial Information (continued)

	2010	2009	2008

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.48	$6.60	$9.50
Value at end of period	$10.11	$8.48	$6.60
Number of accumulation units outstanding at end of period	27	27	20
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.74	$4.93	$7.95
Value at end of period	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	470	373	717
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.90	$7.60	$9.24
Value at end of period	$9.70	$8.90	$7.60
Number of accumulation units outstanding at end of period	1,739	2,250	470
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.29	$6.29	$8.89
Value at end of period	$9.36	$8.29	$6.29
Number of accumulation units outstanding at end of period	4,975	5,395	5,841
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.92	$6.36	$9.50
Value at end of period	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	118	110	109
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.28	$10.33	$10.28
Value at end of period	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	10,901	11,106	11,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.95	$5.74	$8.34
Value at end of period	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	25,596	27,739	29,434
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.26	$8.50	$10.05
Value at end of period	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,445	1,786	3,178
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.37	$7.67	$9.55
Value at end of period	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	1,327	2,080	699
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.37	$10.17	$10.21
Value at end of period	$12.13	$11.37	$10.17
Number of accumulation units outstanding at end of period	1,158	1,159	316

CFI 386

	Condensed Financial Information (continued)

	2010	2009	2008

ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.51	$6.72	$9.03
Value at end of period	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	5,645	5,205	5,392
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.87	$6.37	$9.01
Value at end of period	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	0	0	264
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.50	$11.50
Value at end of period	$13.59	$11.50
Number of accumulation units outstanding at end of period	11	0
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.93	$6.37	$8.90
Value at end of period	$9.30	$7.93	$6.37
Number of accumulation units outstanding at end of period	30	30	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.18	$6.94
Value at end of period	$9.11	$8.18
Number of accumulation units outstanding at end of period	825	339
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.87	$10.06
Value at end of period	$13.09	$11.87
Number of accumulation units outstanding at end of period	597	435
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.42
Value at end of period	$16.06	$12.86
Number of accumulation units outstanding at end of period	26	20
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.47
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.10
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	485
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.23	$6.33	$9.61
Value at end of period	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	317	182	62

CFI 387

	Condensed Financial Information (continued)

	2010	2009	2008

ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.35	$6.59	$9.64
Value at end of period	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	1,078	1,094	870
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.71	$7.17	$9.20
Value at end of period	$9.61	$8.71	$7.17
Number of accumulation units outstanding at end of period	312	239	155
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.03	$6.43	$8.83
Value at end of period	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	168	168	138
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.78	$6.11	$8.65
Value at end of period	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	1,785	1,786	1,785
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.51	$5.82	$8.52
Value at end of period	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	3,310	3,224	2,947
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.57	$6.95	$9.28
Value at end of period	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9	9
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.67
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	198
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.83	$6.30	$8.72
Value at end of period	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	113	80	39
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.42	$7.12	$9.71
Value at end of period	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	1,721	1,302	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.04	$5.53	$9.16
Value at end of period	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	20,112	19,832	18,898

CFI 388

	Condensed Financial Information (continued)

	2010	2009	2008

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.73	$6.23	$8.67
Value at end of period	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	5,000	5,052	3,806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.99	$5.63	$8.73
Value at end of period	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	5,206	4,444	4,118
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.30	$6.32	$8.86
Value at end of period	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	0	110	75
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.75	$5.90	$8.41
Value at end of period	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	546	48
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.22	$5.72	$8.15
Value at end of period	$9.09	$8.22	$5.72
Number of accumulation units outstanding at end of period	387	356	315
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.76	$10.24	$9.88
Value at end of period	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	409	774	7
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.50	$5.74	$8.70
Value at end of period	$8.45	$7.50	$5.74
Number of accumulation units outstanding at end of period	260	243	221
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.70	$6.03	$8.44
Value at end of period	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	2,211	2,013	1,750
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.11	$7.48	$9.06
Value at end of period	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	6,363	6,284	6,347
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.09	$6.57	$8.60
Value at end of period	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	4,424	4,124	3,800

CFI 389

	Condensed Financial Information (continued)

	2010	2009	2008

ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.43	$7.07	$9.63
Value at end of period	$8.95	$8.43	$7.07
Number of accumulation units outstanding at end of period	28	28	28
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.71	$5.58	$8.18
Value at end of period	$7.69	$6.71	$5.58
Number of accumulation units outstanding at end of period	1,109	1,109	1,109
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.73	$6.85	$9.52
Value at end of period	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	206	169	123
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.18	$5.71	$8.34
Value at end of period	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	1,671	1,315	874
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.34	$6.11	$8.60
Value at end of period	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.22	$5.11	$8.47
Value at end of period	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.97	$5.85	$9.10
Value at end of period	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	1,089	811	297
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.30	$6.89	$9.14
Value at end of period	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	495	299	116
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.20	$9.53	$10.71
Value at end of period	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.13	$4.12	$7.65
Value at end of period	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	2,117	3,495	3,212

CFI 390

	Condensed Financial Information (continued)

	2010	2009	2008

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.08	$7.29
Value at end of period	$11.82	$10.08
Number of accumulation units outstanding at end of period	376	306
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.35	$5.48	$8.85
Value at end of period	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	30	30	22
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.49	$10.59	$10.29
Value at end of period	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	2,426	1,623	233
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.89	$5.91	$8.83
Value at end of period	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	26,492	25,848	21,786
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.59	$5.11	$7.66
Value at end of period	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.92	$4.80	$8.52
Value at end of period	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	1,552	1,129	1,348
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.22	$5.83	$9.06
Value at end of period	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	196	151	88
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.59	$6.43	$8.61
Value at end of period	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	589	527	177

CFI 391

	Condensed Financial Information (continued)

TABLE 45
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347	$22.04
Value at end of period	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347
Number of accumulation units outstanding at end of period	0	0	0	3,425	3,482	4,096	3,526	3,121	2,632	3,726
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.82	$6.19	$8.88
Value at end of period	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.00	$6.10	$9.01
Value at end of period	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.00	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	32,305	33,940	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593	$22.507
Value at end of period	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593
Number of accumulation units outstanding at end of period	191,496	212,686	145,938	145,423	142,497	116,047	78,803	69,294	64,126	56,333
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78	$19.919
Value at end of period	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78
Number of accumulation units outstanding at end of period	0	0	0	47,875	44,943	45,682	41,498	37,714	32,379	23,278
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946	$23.193
Value at end of period	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946
Number of accumulation units outstanding at end of period	17	0	95,499	73,759	83,958	95,310	110,098	104,176	92,639	76,737
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198	$15.599
Value at end of period	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198
Number of accumulation units outstanding at end of period	0	0	0	9,673	7,983	8,187	8,504	11,577	5,109	7,544
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$10.71
Value at end of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	37,403	31,775	28,953	32,581	27,737	38,869	20,826	6,039	328
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.09	$6.12	$10.17
Value at end of period	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	466,994	506,994	532,615

CFI 392

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$8.26
Value at end of period	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	10,772	7,693	6,124	5,925	4,748	3,583	3,944	293	19
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.24	$11.10	$19.85	$17.19	$13.41	$12.70
Value at end of period	$14.04	$13.24	$11.10	$19.85	$17.19	$13.41
Number of accumulation units outstanding at end of period	0	0	0	3,849	2,360	457
ING BALANCED PORTFOLIO
Value at beginning of period	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078	$24.286
Value at end of period	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078
Number of accumulation units outstanding at end of period	0	0	0	61,710	69,428	81,843	81,457	85,541	88,272	95,722
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.80
Value at end of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	19,636	21,025	20,859	23,133	23,479	23,357	16	8,265
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	0	0	0	64,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Value at end of period	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469
Number of accumulation units outstanding at end of period	130,158	175,214	178,798	179,166	174,066	167,365	153,745	139,563	81,539	37,135
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$6.71	$9.74
Value at end of period	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	5,759	7,090	5,061
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.28	$6.14	$10.07	$12.34	$10.42
Value at end of period	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	28,872	21,837	8,929	3,511	12,852
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.34	$6.74	$10.31	$10.28
Value at end of period	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	340
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$13.05
Value at end of period	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	0	0	0	3,163	1,697	808	1,152	1,609

CFI 393

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.46	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	213,122	226,742	226,366	2,930	3,387	213
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.80	$7.92	$13.53	$9.69
Value at end of period	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	55,198	53,647	47,843	30,843
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015	$25.963
Value at end of period	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015
Number of accumulation units outstanding at end of period	0	0	0	175,649	212,796	251,743	277,870	286,831	297,219	350,781
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926	$20.92
Value at end of period	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926
Number of accumulation units outstanding at end of period	0	0	0	133,424	136,756	146,524	140,917	120,969	97,109	79,445
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72	$14.592	$14.906
Value at end of period	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72	$14.592
Number of accumulation units outstanding at end of period	0	0	0	59,202	62,234	65,545	56,917	47,856	358,285	18,728
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739	$10.571
Value at end of period	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739
Number of accumulation units outstanding at end of period	0	0	0	11,940	15,670	20,542	20,570	18,770	13,905	5,891
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426	$15.227
Value at end of period	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426
Number of accumulation units outstanding at end of period	18,908	20,038	21,798	23,108	26,043	31,506	29,875	27,953	25,268	23,648
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.53	$6.92
Value at end of period	$8.05	$7.53
Number of accumulation units outstanding at end of period	12,765	14,627
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$8.69
Value at end of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	36,876	42,101	42,886	6,888	7,576	7,956	3,692	1,046	625
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.24	$5.35	$8.76
Value at end of period	$8.18	$7.24	$5.35
Number of accumulation units outstanding at end of period	2,623	1,279	930
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.47	$12.03	$24.88	$18.11	$13.45	$11.21
Value at end of period	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	0	0	0	15,966	12,050	3,322

CFI 394

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.30
Value at end of period	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	8,776	8,383	7,663	10,002	6,967	4,986	2,888	576	99
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.22	$8.88	$12.78	$13.11	$11.33	$11.30
Value at end of period	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	0	0	1,200	959	70
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.50	$10.28	$17.05	$17.47	$15.96	$14.44	$13.27	$9.68	$15.08	$20.326
Value at end of period	$16.66	$13.50	$10.28	$17.05	$17.47	$15.96	$14.44	$13.27	$9.68	$15.08
Number of accumulation units outstanding at end of period	0	0	0	74,616	83,164	90,932	111,023	114,338	109,090	102,235
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.35	$7.07	$11.21	$10.80
Value at end of period	$9.73	$8.35	$7.07	$11.21
Number of accumulation units outstanding at end of period	0	0	0	96,943
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.54	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	4,681	7,499	6,716	6,949	5,257	115
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32	$10.44
Value at end of period	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32
Number of accumulation units outstanding at end of period	0	0	0	5,599	4,235	5,113	803	96
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.28	$11.60	$18.76	$14.85	$11.44	$10.82
Value at end of period	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	19,098	21,155	21,966	17,801	7,566	3,243
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.08
Value at end of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	0	0	0	2,237	2,143	1,757	3,321	817	5
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197	$13.769
Value at end of period	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197
Number of accumulation units outstanding at end of period	32,861	32,923	61,458	56,606	33,694	20,415	32,437	39,761	52,594	77,732
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.87	$8.57	$14.47	$13.69	$11.70	$10.02
Value at end of period	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	0	0	0	321,849	335,930	350,684
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.79	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	28,477	27,838	26,197	29,996	30,773	34,987

CFI 395

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.21	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	11,302	13,760	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.13
Value at end of period	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	19,163	18,966	15,482	13,013	8,009	7,399	8,166	5,072	80
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	51,459	64,104	60,249	60,116
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.07	$7.35	$11.31	$10.83	$9.75
Value at end of period	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	4,417	2,530	2,070	1,739	304
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.97	$7.82	$11.17	$10.61	$10.58
Value at end of period	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	0	0	2,360	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.23	$7.42	$11.15	$10.63	$9.30
Value at end of period	$10.83	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	0	0	0	29,968	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.16	$6.64	$6.30
Value at end of period	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	220,242	271,465	275,244
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.25	$5.93	$5.89
Value at end of period	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	126,204	147,717	147,022
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.75	$6.90
Value at end of period	$10.98	$8.75
Number of accumulation units outstanding at end of period	791	16
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$5.65
Value at end of period	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	0	0	0	2,506	2,104	1,318	723	8,231	85

CFI 396

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418	$18.822
Value at end of period	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418
Number of accumulation units outstanding at end of period	0	0	0	26,605	25,658	27,097	26,937	26,385	22,296	17,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.76	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	15,559	8,442	7,208	38,153	5,713	15
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.38	$8.32	$12.68	$12.22	$11.25
Value at end of period	$11.72	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	19,510	23,662	20,100	14,613	21,572
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.45	$8.20	$13.13	$12.57	$11.48
Value at end of period	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	55,119	52,485	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.41	$8.08	$13.55	$12.91	$11.68
Value at end of period	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	22,040	20,047	14,260	9,808	3,166
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.04	$9.50	$11.49	$11.37
Value at end of period	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	80	640	2,431	2,392
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328	$15.828
Value at end of period	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328
Number of accumulation units outstanding at end of period	0	0	0	5,901	4,795	4,446	4,460	4,511	3,078	5,229
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67	$17.858
Value at end of period	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67
Number of accumulation units outstanding at end of period	0	0	0	9,611	11,975	10,341	9,323	10,040	9,348	9,376
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279	$16.561
Value at end of period	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279
Number of accumulation units outstanding at end of period	0	0	0	9,226	6,466	6,425	6,889	6,848	7,208	5,458
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.28	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	58,522	28,872	32,285	27,063	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.11	$7.65	$13.56	$12.06	$11.14	$9.94
Value at end of period	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	0	0	256,546	298,591	339,121

CFI 397

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21	$11.42
Value at end of period	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21
Number of accumulation units outstanding at end of period	149,917	166,560	158,900	21,525	14,819	12,211	1,827	87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559	$21.96
Value at end of period	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559
Number of accumulation units outstanding at end of period	38,544	44,193	44,471	48,672	53,823	55,772	50,275	48,392	41,814	39,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.85	$6.74	$11.27	$11.09	$10.51
Value at end of period	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	2,080	4,786	3,375	2,540	1,587
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021	$33.521
Value at end of period	$29.06	$26.30	$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021
Number of accumulation units outstanding at end of period	0	0	0	12,246	12,777	14,130	19,335	19,792	20,407	17,946
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.73	$10.17
Value at end of period	$11.30	$10.73
Number of accumulation units outstanding at end of period	8,967	6
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42	$19.648
Value at end of period	$17.63	$15.67	$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42
Number of accumulation units outstanding at end of period	0	0	0	29,290	33,807	36,918	37,904	37,740	3,409	39,548
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.15
Value at end of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	0	0	0	10,159	9,043	8,280	4,594	751	17
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.40	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	198,460	220,683	234,751	112,324	126,104	137,161
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	2,139	7,093	6,335	6,303	4,225	1,179
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.53	$9.68	$13.68	$12.70	$11.24	$10.67
Value at end of period	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	9,110	12,867	11,914	3,898	1,817	1,334
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.18	$6.81	$11.94	$10.75	$10.19	$9.44	$8.92	$6.94	$9.254	$12.16
Value at end of period	$9.37	$8.18	$6.81	$11.94	$10.75	$10.19	$9.44	$8.92	$6.94	$9.254
Number of accumulation units outstanding at end of period	0	0	0	20,410	21,967	12,160	10,171	10,287	9	8,302

CFI 398

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37	$7.605	$9.935
Value at end of period	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37	$7.605
Number of accumulation units outstanding at end of period	0	0	0	12,263	11,329	6,724	6,085	5,120	3,866	2,816
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.14	$7.17	$10.09
Value at end of period	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	88,108	94,683	99,617
LORD ABBETT SERIES FUND – MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$8.61
Value at end of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	0	0	0	90,317	89,562	85,245	43,373	22,574	1,455
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.95	$6.92	$11.42	$10.73	$9.79
Value at end of period	$10.88	$8.95	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	0	0	29	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.40	$10.56	$17.13	$14.90	$12.91
Value at end of period	$16.11	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	237,291	268,153	256,382	1,808	1,862
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$63.07	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	32,658	29,125	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.04	$8.11	$13.15	$13.42	$11.76	$10.80
Value at end of period	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	0	0	4,436	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.11	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	11,281	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.01	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	40,715	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.17	$5.29	$12.77	$10.30
Value at end of period	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	11,602

CFI 399

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.45	$7.82	$12.20	$11.62	$10.80	$10.74
Value at end of period	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	0	0	5,055	1,367	1,227
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.23	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	21,241	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.00	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	162,415	173,084	162,147	13,963	9,313	2,390
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$5.67	$10.51	$10.78
Value at end of period	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	13,547	10,906	2,794	3,818
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.46	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	33,583	24,391	13,331	12,439	4,148	21
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.10	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	10,657	9,968	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.52	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	98	0	8,027	3,289	829

TABLE 46
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.99	$12.49
Value at end of period	$14.12	$12.99
Number of accumulation units outstanding at end of period	100	13

CFI 400

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.04	$6.11	$9.85
Value at end of period	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	4,827	4,526	5,201
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.30	$9.90
Value at end of period	$14.15	$12.30
Number of accumulation units outstanding at end of period	24,479	4,835
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.04	$10.44
Value at end of period	$13.41	$12.04
Number of accumulation units outstanding at end of period	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.73	$10.10
Value at end of period	$11.22	$10.73
Number of accumulation units outstanding at end of period	12,900	8,063
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$8.50
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	383
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.73	$5.58	$9.30
Value at end of period	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	15,171	1,864	791
ASTON/OPTIMUM MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.68
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	11,025
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.63	$10.47
Value at end of period	$15.75	$12.63
Number of accumulation units outstanding at end of period	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.16	$8.17	$12.00	$11.76
Value at end of period	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	6,679	8,230	7,660	9,839
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.82	$6.19	$8.91
Value at end of period	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	30,366	31,564	19,702

CFI 401

	Condensed Financial Information (continued)

	2010	2009	2008	2007

COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.00	$6.10	$9.61
Value at end of period	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	12,205	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.04	$6.11	$10.08
Value at end of period	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	224	152	1,630
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.33	$10.38	$17.61	$14.80
Value at end of period	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	192,690	166,556	136,957	96,627
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.90	$8.84	$15.50	$13.24
Value at end of period	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	473,538	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.86	$7.63	$13.41	$13.27
Value at end of period	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.14	$7.97	$15.20	$12.04
Value at end of period	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.93	$9.50	$17.04	$14.52
Value at end of period	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	7,275	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.86	$8.48	$12.76	$13.47
Value at end of period	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.09	$6.12	$9.80
Value at end of period	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	41,505	26,512	13,284
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.36	$9.18	$12.60	$13.25
Value at end of period	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	7,414	4,596	3,772	3,347

CFI 402

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.80	$9.89	$17.69	$15.21
Value at end of period	$12.51	$11.80	$9.89	$17.69
Number of accumulation units outstanding at end of period	31,015	37,827	31,366	19,643
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.39	$8.78	$12.31	$11.76
Value at end of period	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	190,576	220,709	232,643	262,619
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.39	$7.75	$13.29	$12.77
Value at end of period	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	36,333	32,265	28,007	15,999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	18,406	19,879	18,763	29,052
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.44	$9.53	$15.96	$13.54
Value at end of period	$16.99	$14.44	$9.53	$15.96
Number of accumulation units outstanding at end of period	15,939	14,657	14,899	10,365
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$6.71	$9.74
Value at end of period	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	9,262	7,535	6,979
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.32	$6.17	$10.12	$13.08
Value at end of period	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	21,143	6,588	6,625	3,164
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.39	$6.78	$10.37	$10.34
Value at end of period	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	2,182	1,731	94	85
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.27	$7.86	$13.04	$12.53
Value at end of period	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,132	2,627	675	991
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.61	$9.13	$15.13	$13.43
Value at end of period	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	59,469	49,152	33,278	17,177

CFI 403

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.83	$7.94	$13.56	$10.12
Value at end of period	$13.06	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	46,935	41,649	36,869	32,694
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.25
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	20
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.85	$8.40	$13.58	$12.62
Value at end of period	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	215,934	224,808	234,804	259,820
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.01	$8.19	$13.15	$12.46
Value at end of period	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	114,037	114,603	122,044	142,278
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.76	$8.23	$13.29	$13.13
Value at end of period	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	134,111	141,957	144,516	147,986
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.91	$8.00	$12.14	$13.16
Value at end of period	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	26,938	26,217	27,913	33,827
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.24	$10.16	$11.19	$10.79
Value at end of period	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	132,663	136,850	177,823	166,671
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.53	$5.93	$5.05
Value at end of period	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	11,865	10,539	1
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.94	$9.46	$16.66	$14.79
Value at end of period	$12.14	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	3,515	7,476	8,433	8,999
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.24	$5.35	$9.31
Value at end of period	$8.18	$7.24	$5.35
Number of accumulation units outstanding at end of period	5,071	3,794	1,455

CFI 404

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.71	$12.17	$25.18	$17.89
Value at end of period	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	5,264	13,331	7,416	14,909
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.71	$8.59	$12.93	$13.01
Value at end of period	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	66,324	52,840	44,280	35,979
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.35	$8.99	$12.93	$13.58
Value at end of period	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	4,691	2,626	1,384	1,284
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.21	$7.78	$12.90	$12.80
Value at end of period	$12.61	$10.21	$7.78	$12.90
Number of accumulation units outstanding at end of period	23,416	24,349	27,740	29,277
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.39	$7.11	$11.26	$10.73
Value at end of period	$9.79	$8.39	$7.11	$11.26
Number of accumulation units outstanding at end of period	74,203	94,424	101,750	112,473
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.45	$6.58	$10.23
Value at end of period	$10.07	$8.45	$6.58
Number of accumulation units outstanding at end of period	1,300	1,152	951
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.69	$9.30	$18.56	$15.15
Value at end of period	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	6,983	5,935	4,904	4,867
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.88	$9.30	$12.08	$11.82
Value at end of period	$11.86	$10.88	$9.30	$12.08
Number of accumulation units outstanding at end of period	2,328	2,327	3,232	3,133
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.46	$11.73	$18.99	$16.57
Value at end of period	$17.43	$15.46	$11.73	$18.99
Number of accumulation units outstanding at end of period	3,319	6,210	5,660	7,944
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.61	$9.70	$15.67	$12.80
Value at end of period	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	8,034	126	104	600

CFI 405

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.35	$11.41	$11.20	$10.81
Value at end of period	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	29,117	27,390	65,820	55,530
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.27	$8.87	$14.97	$14.00
Value at end of period	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	135,872	139,273	143,517	172,507
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.02	$9.96	$11.89	$11.17
Value at end of period	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	75,128	75,277	73,897	69,804
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.36	$9.02	$11.73	$11.69
Value at end of period	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	7,152	8,221	2,165	3,344
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.64	$11.32	$11.43	$10.67
Value at end of period	$13.49	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	131,664	129,223	66,132	48,660
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.15	$6.40	$9.23	$9.44
Value at end of period	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	275,985	284,567	264,071	192,970
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.12	$7.39	$11.37	$10.91
Value at end of period	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	7,757	9,500	8,479	7,920
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.03	$7.86	$11.23	$11.29
Value at end of period	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	10,641	8,559	1,198	1,055
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.28	$7.46	$11.21	$11.00
Value at end of period	$10.88	$9.28	$7.46	$11.21
Number of accumulation units outstanding at end of period	45,398	45,799	38,821	38,854
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.57	$10.71
Value at end of period	$14.07	$12.57
Number of accumulation units outstanding at end of period	1,198	1,384

CFI 406

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.16	$6.64	$10.05
Value at end of period	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	5,049	3,556	1,013
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.86	$10.06
Value at end of period	$13.08	$11.86
Number of accumulation units outstanding at end of period	690	711
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.41
Value at end of period	$16.05	$12.86
Number of accumulation units outstanding at end of period	1,177	1,101
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.25	$5.57
Value at end of period	$10.24	$8.25
Number of accumulation units outstanding at end of period	2,747	1,027
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.75	$7.04
Value at end of period	$10.98	$8.75
Number of accumulation units outstanding at end of period	5,379	920
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.44	$9.57	$14.72	$13.79
Value at end of period	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	10,430	4,297	3,555	3,287
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.60	$9.96	$14.56	$14.18
Value at end of period	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	66,642	55,858	47,319	45,927
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.88	$8.97	$12.36	$12.07
Value at end of period	$12.01	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	30,774	23,640	16,605	11,202
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.51	$8.42	$12.83	$12.54
Value at end of period	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	34,102	25,924	26,858	18,618
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.57	$8.30	$13.28	$12.89
Value at end of period	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	35,260	27,640	18,920	8,291

CFI 407

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.53	$8.18	$13.71	$13.25
Value at end of period	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	17,920	15,746	12,035	9,149
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.55	$6.93	$9.03
Value at end of period	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	495	100
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.17	$9.61	$11.63	$11.31
Value at end of period	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	817	465	123	1,177
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14	$7.66	$9.26
Value at end of period	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	0	100	99
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.64	$9.10	$12.00	$11.47
Value at end of period	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	6,830	5,637	7,500	6,367
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.24	$8.24	$12.99	$12.42
Value at end of period	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	19,980	20,024	19,418	21,424
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.43	$8.63	$12.52	$11.94
Value at end of period	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	7,995	7,506	9,833	9,697
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.42	$9.40	$13.07	$12.68
Value at end of period	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	218,284	184,173	158,864	107,270
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.74	$8.08	$14.33	$13.08
Value at end of period	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	71,330	76,390	76,134	83,507
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.30	$8.31	$13.02	$12.73
Value at end of period	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	29,341	24,705	11,927	10,953

CFI 408

	Condensed Financial Information (continued)

	2010	2009	2008	2007

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.45	$8.07	$14.08	$12.83
Value at end of period	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	54,179	55,952	54,369	56,241
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.27	$6.31	$10.20
Value at end of period	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	17,514	20,206	25,435
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.90	$6.78	$11.33	$11.32
Value at end of period	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	1,878	1,786	1,760	1,845
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.51	$8.01	$13.41	$12.75
Value at end of period	$12.71	$11.51	$8.01	$13.41
Number of accumulation units outstanding at end of period	20,641	23,578	22,881	21,596
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.73	$10.22	$10.00
Value at end of period	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	2,834	1,489	20
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.13	$7.75	$12.97	$12.88
Value at end of period	$11.40	$10.13	$7.75	$12.97
Number of accumulation units outstanding at end of period	28,157	32,057	34,978	37,082
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.65	$7.57	$12.01	$12.30
Value at end of period	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	44,284	50,823	46,204	66,090
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.70	$9.61	$12.64	$12.21
Value at end of period	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	68,422	70,595	70,262	82,177
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.85	$8.82	$13.12	$12.64
Value at end of period	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	21,188	21,499	20,663	15,928
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.66	$9.79	$13.84	$12.98
Value at end of period	$12.38	$11.66	$9.79	$13.84
Number of accumulation units outstanding at end of period	2,805	1,748	1,410	1,095

CFI 409

	Condensed Financial Information (continued)

	2010	2009	2008	2007

INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.30	$10.44
Value at end of period	$13.73	$12.30
Number of accumulation units outstanding at end of period	1,694	1,122
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.42	$7.84	$13.75	$12.28
Value at end of period	$10.79	$9.42	$7.84	$13.75
Number of accumulation units outstanding at end of period	6,451	6,580	7,895	7,722
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.00	$9.43	$13.60	$12.62
Value at end of period	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	4,343	5,756	5,242	7,310
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.33	$6.37
Value at end of period	$8.95	$7.33
Number of accumulation units outstanding at end of period	0	9
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.14	$7.17	$10.23
Value at end of period	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	5,874	692	97
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.60	$7.65	$12.71	$13.15
Value at end of period	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	39,374	42,024	39,803	42,650
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.00	$6.96	$11.48	$10.80
Value at end of period	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	1,336	1,046	673	337
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.46	$9.87	$16.01	$13.74
Value at end of period	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.49	$11.92	$23.12	$16.99
Value at end of period	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	63,965	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.17	$8.20	$13.30	$13.86
Value at end of period	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	15,836	12,236	10,304	11,111

CFI 410

	Condensed Financial Information (continued)

	2010	2009	2008	2007

PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.78	$8.96	$13.03	$11.97
Value at end of period	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	4,595	8,326	7,372	5,636
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.07	$10.28	$11.15	$10.39
Value at end of period	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.17	$5.29	$12.77	$10.39
Value at end of period	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.18	$7.65	$11.94	$11.67
Value at end of period	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	4,414	3,880	2,206	4,119
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.33	$5.46	$9.55
Value at end of period	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.24	$12.92	$12.26	$11.15
Value at end of period	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	81,641	64,157	56,949	24,740
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.94	$8.72	$9.96
Value at end of period	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.68	$8.76	$14.48	$13.11
Value at end of period	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	120,046	83,435	86,311	62,391
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$5.67	$10.51	$10.58
Value at end of period	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	25,065	15,734	10,463	3,405
WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.08	$7.93	$15.70	$15.20
Value at end of period	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	49,239	42,810	33,603	21,195

CFI 411

	Condensed Financial Information (continued)

	2010	2009	2008	2007

WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.06	$7.84	$13.11	$12.75
Value at end of period	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.18	$8.62	$13.01	$12.55
Value at end of period	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	45,491	49,353	48,155	50,899
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.09	$8.61	$12.72	$14.20
Value at end of period	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	40,889	39,529	40,774	38,606

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.71	$5.57	$10.25
Value at end of period	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	0	128
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987
Value at end of period	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267
Number of accumulation units outstanding at end of period	3,675	3,604	3,789	3,454	3,043	2,963	2,919	2,888	3,346	5,995
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.78	$6.35	$9.31
Value at end of period	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	711	655	580
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.86	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	11,422	11,782	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453
Value at end of period	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516
Number of accumulation units outstanding at end of period	37,470	36,581	37,172	53,961	48,810	47,548	36,904	38,784	40,914	43,865
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871
Value at end of period	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707
Number of accumulation units outstanding at end of period	29,174	28,646	28,604	34,217	32,940	34,562	32,807	32,242	33,035	24,295

CFI 412

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137
Value at end of period	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872
Number of accumulation units outstanding at end of period	29,304	29,824	33,604	37,992	35,402	33,625	38,369	40,387	61,965	73,611
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561
Value at end of period	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151
Number of accumulation units outstanding at end of period	7,758	8,409	8,730	9,281	8,159	7,709	8,678	7,677	7,288	4,798
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.97
Value at end of period	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	7,106	5,398	4,629	4,722	4,327	3,705	4,473	1,392	203
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$8.35
Value at end of period	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	914	914	914	914	708	493	616	231	359
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.13	$11.02	$19.75	$17.12	$15.20
Value at end of period	$13.90	$13.13	$11.02	$19.75	$17.12
Number of accumulation units outstanding at end of period	522	861	1,728	1,435	1,337
ING BALANCED PORTFOLIO
Value at beginning of period	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228
Value at end of period	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987
Number of accumulation units outstanding at end of period	10,241	10,886	11,756	43,686	46,227	48,380	56,053	67,625	73,073	85,982
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.73
Value at end of period	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	707	608	484	3,015	2,797	2,692	2,376	1,793
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.16	$6.31	$10.43	$10.67
Value at end of period	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	20,212	21,159	28,318	40,095
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842
Value at end of period	$5.37	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458
Number of accumulation units outstanding at end of period	15,400	19,276	16,205	18,825	18,223	17,334	18,325	20,959	35,654	29,525
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.89	$6.71	$9.74
Value at end of period	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	2,248	1,413	2,071
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.23	$6.12	$10.04	$12.32	$10.94
Value at end of period	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	5,332	4,787	3,811	4,573	4,104

CFI 413

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$13.21
Value at end of period	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	2,682	4,136	2,675	1,384	1,233	398	486	186
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.38	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	157	758	672	454	350	219
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.75	$7.89	$13.51	$9.69
Value at end of period	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	30,645	29,622	28,932	30,640
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90
Value at end of period	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933
Number of accumulation units outstanding at end of period	51,247	50,761	58,482	258,548	282,823	324,582	395,518	428,544	635,531	832,516
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87
Value at end of period	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856
Number of accumulation units outstanding at end of period	23,091	27,298	30,020	37,244	40,435	37,672	37,366	42,075	46,170	52,914
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87
Value at end of period	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534
Number of accumulation units outstanding at end of period	14,614	16,127	14,947	17,456	18,171	21,190	17,447	19,608	18,873	20,749
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545
Value at end of period	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696
Number of accumulation units outstanding at end of period	12,558	14,716	14,752	19,654	21,117	21,458	18,177	11,492	10,437	9,282
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19
Value at end of period	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361
Number of accumulation units outstanding at end of period	11,704	10,242	7,843	10,247	11,894	17,655	20,002	15,469	36,087	47,584
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.51	$6.90
Value at end of period	$8.02	$7.51
Number of accumulation units outstanding at end of period	7,745	7,440
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.41
Value at end of period	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	3,661	3,943	3,615	5,269	3,369	7,166	7,221	23,604	157
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.22	$6.01
Value at end of period	$8.15	$7.22
Number of accumulation units outstanding at end of period	16,414	15,220

CFI 414

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.33	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,730	4,353	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.27
Value at end of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	2,110	2,035	1,819	2,216	1,455	1,119	703	301	104
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.84
Value at end of period	$13.99
Number of accumulation units outstanding at end of period	304
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.28	$10.13	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277
Value at end of period	$16.38	$13.28	$10.13	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021
Number of accumulation units outstanding at end of period	9,559	10,090	10,553	15,535	16,450	16,983	18,931	17,631	60,764	79,163
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.30	$7.04	$11.18	$11.01
Value at end of period	$9.67	$8.30	$7.04	$11.18
Number of accumulation units outstanding at end of period	30,649	30,271	27,826	29,883
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.42	$6.58	$10.23
Value at end of period	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	2,787	4,431	4,154
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.46	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,240	1,380	1,160	497	447	397
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.02	$11.15	$9.80
Value at end of period	$14.17	$13.02	$11.15
Number of accumulation units outstanding at end of period	649	537	393
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.17	$11.53	$18.69	$14.81	$11.43	$10.59
Value at end of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	3,067	4,268	4,027	3,630	269	1,027
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	270	1,055	1,037	403	163	136	82
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736
Value at end of period	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142
Number of accumulation units outstanding at end of period	9,541	16,735	27,162	19,425	10,286	5,770	5,128	25,362	23,654	48,394

CFI 415

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	83,348	87,308	90,310	141,954	137,982	139,577
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	14,455	14,260	15,739	16,158	18,643	24,536
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.11	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	3,621	3,786	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.30
Value at end of period	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	17,720	15,194	6,987	9,664	9,478	3,107	2,390	12,578	1,481
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	2,466	1,774	1,385	1,753
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.02	$7.32	$11.29	$10.82	$10.66
Value at end of period	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	129	968	872	404	2,131
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.89	$7.79	$11.14	$11.21
Value at end of period	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	1,786	1,846	402	280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.18	$7.39	$11.12	$12.20
Value at end of period	$10.75	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	4,540	4,863	4,259	6,346
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.56	$10.70
Value at end of period	$14.03	$12.56
Number of accumulation units outstanding at end of period	398	480
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.14	$6.91
Value at end of period	$9.04	$8.14
Number of accumulation units outstanding at end of period	6,389	7,033

CFI 416

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.85	$10.06
Value at end of period	$13.05	$11.85
Number of accumulation units outstanding at end of period	706	403
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.47
Value at end of period	$16.01
Number of accumulation units outstanding at end of period	482
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.23	$4.94
Value at end of period	$10.20	$8.23
Number of accumulation units outstanding at end of period	491	483
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$6.86
Value at end of period	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	403	354	327	601	753	642	471	1,326	49
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777
Value at end of period	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342
Number of accumulation units outstanding at end of period	8,936	9,470	9,075	11,360	10,563	9,130	9,938	9,137	19,293	17,879
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.68	$8.82	$12.17	$11.74	$10.98
Value at end of period	$11.77	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	12,219	10,016	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.31	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	5,650	2,691	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.37	$8.16	$13.08	$13.38
Value at end of period	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	5,495	2,952	24	259
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.34	$8.04	$13.49	$13.86
Value at end of period	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	4,019	2,577	2,225	932
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.53	$6.93	$6.68
Value at end of period	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	480	481	46

CFI 417

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.12	$7.70
Value at end of period	$10.04	$9.12
Number of accumulation units outstanding at end of period	385	384
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789
Value at end of period	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268
Number of accumulation units outstanding at end of period	1,460	1,403	1,239	919	787	643	488	531	3,319	5,920
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815
Value at end of period	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609
Number of accumulation units outstanding at end of period	4,566	4,822	4,895	5,219	4,908	4,464	3,854	3,718	7,223	8,829
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521
Value at end of period	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22
Number of accumulation units outstanding at end of period	3,769	3,615	3,451	3,098	3,356	4,131	2,775	2,794	8,114	8,972
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.19	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	19,646	13,609	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	86,676	83,457	94,485	134,089	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20	$11.34
Value at end of period	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	6,158	6,014	4,538	7,533	3,620	2,793	1,688	705
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907
Value at end of period	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482
Number of accumulation units outstanding at end of period	5,065	6,143	5,829	12,333	12,348	11,002	13,139	15,550	15,776	23,775
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.24	$6.30	$10.20
Value at end of period	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	33,040	39,891	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.80	$6.72	$11.24	$11.08	$10.56
Value at end of period	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	13	38	13	13	7
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44
Value at end of period	$28.55	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923
Number of accumulation units outstanding at end of period	13,316	12,488	13,688	14,911	13,953	13,559	18,923	18,852	23,555	26,054

CFI 418

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601
Value at end of period	$17.33	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36
Number of accumulation units outstanding at end of period	14,811	14,266	13,555	14,879	14,728	14,908	20,498	20,672	41,305	61,575
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.37
Value at end of period	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	1,502	1,967	2,347	5,389	5,138	5,050	5,083	3,990
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.32	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	17,903	19,506	22,736	44,927	43,020	33,741
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.65	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	1,162	579	1,362	47	15
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.44	$9.62	$13.62	$12.67	$11.23	$10.83
Value at end of period	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	1,747	2,124	1,487	1,176	322	49
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.05	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13
Value at end of period	$9.21	$8.05	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218
Number of accumulation units outstanding at end of period	10,718	10,685	11,559	13,496	12,287	5,793	5,426	4,770	12,673	8,512
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911
Value at end of period	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575
Number of accumulation units outstanding at end of period	6,994	6,434	6,036	7,190	6,774	3,099	6,402	5,704	5,554	8,421
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.30	$5.33	$8.75	$10.30
Value at end of period	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	6	0	10	10
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.48
Value at end of period	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	6,669	6,355	5,576	12,129	10,843	10,084	5,587	5,785	152
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.90	$6.89	$10.51
Value at end of period	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	332	277	208
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.28	$10.49	$17.04	$14.84	$13.00
Value at end of period	$15.95	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	1,031	1,764	1,005	1,043	947

CFI 419

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$62.18	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	4,767	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.96	$8.06	$13.09	$13.38	$12.29
Value at end of period	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,107	4,937	4,415	3,942	2,872
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.90	$11.00	$11.95	$11.82
Value at end of period	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.13	$5.28	$12.76	$10.60
Value at end of period	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	2,223	2,317	1,767	5,062
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.34	$7.76	$12.14	$11.58	$10.97
Value at end of period	$14.43	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,556	1,387	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31	$5.46	$8.91
Value at end of period	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	893	151	49
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.08	$14.51	$13.78	$12.55	$11.69
Value at end of period	$19.06	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	5,186	6,107	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.91	$8.71	$9.87
Value at end of period	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	3,319	3,313	668
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.90	$8.93	$14.80	$13.47	$12.73
Value at end of period	$13.24	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	31,230	29,892	23,952	21,399	10,085
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.39	$5.66	$10.50	$10.70
Value at end of period	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,647	2,218	772	322

CFI 420

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	2,766	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.00	$8.52	$14.25	$13.66	$13.04
Value at end of period	$14.66	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	496	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.43	$8.84	$13.36	$12.98	$11.39
Value at end of period	$11.70	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	5,019	7,229	4,706	3,766	926

TABLE 48
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.71	$7.56
Value at end of period	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,035	718
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.80	$7.49
Value at end of period	$8.98	$7.80
Number of accumulation units outstanding at end of period	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.27
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	5,581
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.20	$21.72	$33.46
Value at end of period	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	5,093	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.22	$19.61
Value at end of period	$23.07	$20.22
Number of accumulation units outstanding at end of period	2,294	2,249

CFI 421

	Condensed Financial Information (continued)

	2010	2009	2008

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.23
Value at end of period	$20.12
Number of accumulation units outstanding at end of period	3,550
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.23	$11.90	$17.00
Value at end of period	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	0	0	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.07	$6.10
Value at end of period	$9.11	$8.07
Number of accumulation units outstanding at end of period	309	466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$15.01	$11.17	$10.65
Value at end of period	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	702	473	330
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$25.83	$21.87	$28.70
Value at end of period	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	12	9	9
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.50	$10.83	$15.99
Value at end of period	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,115	1,011	1,180
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.80	$12.88	$19.45
Value at end of period	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	816	760	1,343
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.75	$7.89	$12.36
Value at end of period	$12.95	$10.75	$7.89
Number of accumulation units outstanding at end of period	1,535	1,274	1,055
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.46	$16.63	$23.95
Value at end of period	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	1,456	1,456	1,456
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.30	$14.79	$21.22
Value at end of period	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	1,230	590	425

CFI 422

	Condensed Financial Information (continued)

	2010	2009	2008

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.37	$10.62	$16.44
Value at end of period	$13.58	$13.37	$10.62
Number of accumulation units outstanding at end of period	1,162	912	653
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.22	$5.52
Value at end of period	$8.15	$7.22
Number of accumulation units outstanding at end of period	580	478
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.33	$11.96	$20.80
Value at end of period	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	2,891	2,992	512
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.67	$11.79	$16.24
Value at end of period	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	1,142	1,032	1,212
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.30	$7.04	$10.25
Value at end of period	$9.67	$8.30	$7.04
Number of accumulation units outstanding at end of period	614	776	858
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.17	$11.53	$16.52
Value at end of period	$17.08	$15.17	$11.53
Number of accumulation units outstanding at end of period	1,009	947	875
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$13.60
Value at end of period	$16.88
Number of accumulation units outstanding at end of period	354
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.92	$16.02	$15.86
Value at end of period	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	713	2,323	20,037
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.78	$8.52	$12.60
Value at end of period	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	507	507	611
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.70	$9.72	$11.75
Value at end of period	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	4,288	4,121	3,332

CFI 423

	Condensed Financial Information (continued)

	2010	2009	2008

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.11	$8.86	$11.18
Value at end of period	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,474	1,043	102
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.24	$12.76	$13.26
Value at end of period	$15.17	$14.24	$12.76
Number of accumulation units outstanding at end of period	2,730	1,876	1,601
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.07	$6.34	$8.63
Value at end of period	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	0	187	187
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.18	$7.39	$10.06
Value at end of period	$10.75	$9.18	$7.39
Number of accumulation units outstanding at end of period	199	191	243
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$27.09
Value at end of period	$31.98
Number of accumulation units outstanding at end of period	2
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.68	$8.82	$11.60
Value at end of period	$11.77	$10.68	$8.82
Number of accumulation units outstanding at end of period	601	43	43
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.37	$8.16	$11.85
Value at end of period	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	2,535	1,788	1,187
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.34	$8.04	$12.04
Value at end of period	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	238	174	98
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.60	$14.19	$20.34
Value at end of period	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	619	619
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.51	$14.50	$19.49
Value at end of period	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	289	631	631

CFI 424

	Condensed Financial Information (continued)

	2010	2009	2008

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.19	$9.24	$12.34
Value at end of period	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	864	644	455
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.03	$7.60	$11.83
Value at end of period	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	8	0	25
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.57	$10.96	$15.93
Value at end of period	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	1,371	1,210	954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.83	$15.41	$23.31
Value at end of period	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	205	205	205
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.45	$11.84	$18.12
Value at end of period	$17.36	$15.45	$11.84
Number of accumulation units outstanding at end of period	446	446	1,302
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.32	$9.31	$11.57
Value at end of period	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	26
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.65	$8.67	$11.73
Value at end of period	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	66	66	106
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.35	$9.05	$12.96
Value at end of period	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	1,031	1,147
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$62.18	$34.54	$58.33
Value at end of period	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.96	$8.06	$11.80
Value at end of period	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	23	23	23

CFI 425

	Condensed Financial Information (continued)

	2010	2009	2008

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.08	$14.51	$14.68
Value at end of period	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,827	2,399	828
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.22
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	17
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.90	$8.93	$13.48
Value at end of period	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,219	1,140	1,049
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.43	$8.84	$11.93
Value at end of period	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	379	251	104

TABLE 49
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005

AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.30
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	181
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$10.80
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	2,104
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.68	$6.93
Value at end of period	$8.03	$7.68
Number of accumulation units outstanding at end of period	110	85
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.32	$8.34	$12.30	$12.12	$11.51
Value at end of period	$11.43	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	749	762	842	802	798

CFI 426

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.25	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	12,398	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.87	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	28,152	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.24	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	4,901	2,620	1,748	1,341	356	234
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.77	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	3,439	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.49	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	1,534	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.03	$6.10	$8.59
Value at end of period	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	2,629	2,072	158
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.33	$9.95	$13.71	$14.30	$13.10
Value at end of period	$16.06	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	2,605	734	571	524	234
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.53	$11.39	$20.46	$17.79	$13.95	$12.94
Value at end of period	$14.27	$13.53	$11.39	$20.46	$17.79	$13.95
Number of accumulation units outstanding at end of period	6,375	6,561	6,676	4,760	1,272	597
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.90	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	554	659	1,129	1,330	955	411
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.09	$6.41
Value at end of period	$9.08	$8.09
Number of accumulation units outstanding at end of period	203	107

CFI 427

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.74	$9.11	$15.32	$14.54
Value at end of period	$16.08	$13.74	$9.11	$15.32
Number of accumulation units outstanding at end of period	1,644	934	0	546
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.85	$6.70	$9.74
Value at end of period	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	569	486	508
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.14	$6.07	$9.99	$12.91
Value at end of period	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	3,910	5,811	5,273	4,190
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.18	$7.83	$13.05	$12.68	$11.74
Value at end of period	$11.26	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	22	45	317	322	66
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.20	$8.88	$14.77	$15.31
Value at end of period	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	3,488	2,409	653	482
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	15,162	15,161	14,454	9,843
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.10	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	5,458	5,313	4,115	2,734	2,407	154
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.29	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	9,867	9,483	11,013	12,441	7,394	2,203
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.60	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$13.97	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	8,394	8,118	7,354	10,749	6,754	2,003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.93	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$13.26	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	7,037	6,195	5,465	8,768	6,012	1,797

CFI 428

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.44	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	8,328	8,043	7,379	8,986	3,404	1,770
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.47	$6.88
Value at end of period	$7.96	$7.47
Number of accumulation units outstanding at end of period	345	320
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.08	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	624	1,020	1,308	3,121	904	339
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$7.66
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	1,280
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.05	$11.83	$24.58	$18.01
Value at end of period	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	1,767	920	689	687
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.96	$9.64	$14.58	$15.87
Value at end of period	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	539	257	1,237	641
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.99	$8.74	$12.01
Value at end of period	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	0	0	1,126
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.21	$6.99	$11.12	$11.63
Value at end of period	$9.53	$8.21	$6.99	$11.12
Number of accumulation units outstanding at end of period	1,860	2,070	2,345	4,723
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.38	$6.56	$10.23
Value at end of period	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	0	113	113
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.28	$9.04	$18.13	$15.22	$13.89
Value at end of period	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	492	371	227	178	26

CFI 429

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.49	$9.87	$12.87	$12.53	$11.34	$11.03
Value at end of period	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34
Number of accumulation units outstanding at end of period	3,318	3,351	2,046	1,847	1,640	3,189
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.96	$11.41	$18.54	$14.74	$11.87
Value at end of period	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	824	1,301	1,626	1,426	499
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.16	$10.14	$14.88
Value at end of period	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	967	423	715
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.00	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	192,718	204,298	273,075	232,053	83,342	13,175
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.61	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	6,666	6,395	5,013	5,231	3,668	550
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.93	$8.77	$11.46	$11.28	$11.16
Value at end of period	$14.59	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	7,142	826	1,461	702	110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.79	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	9,372	3,412	4,007	2,928	1,440	213
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	10,244	8,760	9,979	7,901
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.92	$7.26	$11.23	$11.17
Value at end of period	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,362	1,204	997	856
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.75	$8.65
Value at end of period	$14.99	$12.75
Number of accumulation units outstanding at end of period	619	286

CFI 430

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.08	$7.33	$11.07	$10.60	$9.72
Value at end of period	$10.60	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	2,654	4,326	2,848	2,164	234
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.10	$6.63	$8.37
Value at end of period	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	2,775	2,745	2,745
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.11
Value at end of period	$15.93
Number of accumulation units outstanding at end of period	13
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.18	$5.91	$9.22
Value at end of period	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	998	771	355
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$6.95	$9.49
Value at end of period	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	598	466	294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.81	$9.90	$15.30	$15.09
Value at end of period	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	3,056	132	0	337
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.34	$10.59	$15.55	$14.87	$13.90
Value at end of period	$16.39	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	3,074	3,250	1,907	293	92
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.53	$8.72	$12.07	$12.18
Value at end of period	$11.57	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	10,407	7,272	763	763
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.83
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	1,871
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.81	$9.34	$11.35
Value at end of period	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	428	428	428

CFI 431

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$10.95	$9.40
Value at end of period	$12.01	$10.95
Number of accumulation units outstanding at end of period	2,103	58
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.79	$8.73	$13.82	$13.96
Value at end of period	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	0	0	0	797
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	70,888	80,109	73,734	74,238	31,061	3,399
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.87	$7.52	$13.39	$12.51
Value at end of period	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	1,159	1,142	1,461	186
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.05	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	8,319	7,996	4,172	6,826	3,426	569
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.46	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	3,314	2,957	3,182	3,090	1,793	764
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	1,695	950	138
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.48
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	1,273
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.65	$10.02
Value at end of period	$11.16	$10.65
Number of accumulation units outstanding at end of period	3,195	461
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.57	$8.48	$13.66	$13.13	$11.92
Value at end of period	$11.98	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,519	1,536	1,579	1,432	1,514

CFI 432

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.82	$8.31	$13.97	$13.99	$12.74
Value at end of period	$12.12	$10.82	$8.31	$13.97	$13.99
Number of accumulation units outstanding at end of period	803	569	569	569	317
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.42	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	5,358	5,583	4,095	3,953	2,285	867
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$10.42
Value at end of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	0	616	80	80
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.50	$8.58	$12.82	$12.65	$11.56
Value at end of period	$11.66	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	954	1,806	2,979	1,573	310
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.29	$9.52	$13.51	$12.60	$11.50
Value at end of period	$11.92	$11.29	$9.52	$13.51	$12.60
Number of accumulation units outstanding at end of period	24	524	335	335	335
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.24	$5.30	$8.28
Value at end of period	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	2,275	1,539
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.66	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	669	590	2,100	2,542	1,533	1,172
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.80	$6.84	$11.33	$11.42
Value at end of period	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	0	0	0	445
NEW PERSPECTIVE FUND®
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.43	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	1,605	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$30.19	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	4,772	5,025	3,027	2,772	1,954	733

CFI 433

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.81	$7.98	$12.99	$13.32	$12.90
Value at end of period	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	573	445	405	265	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.39	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	7,375	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.43	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	6,015	5,498	2,895	2,334	1,536	527
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.06	$5.25	$12.73	$10.79
Value at end of period	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,508	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.54	$7.91	$12.40	$11.96
Value at end of period	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	201	615	805	494
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.27	$5.56
Value at end of period	$10.20	$8.27
Number of accumulation units outstanding at end of period	144	70
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.06	$14.54	$13.85	$12.65	$11.58
Value at end of period	$18.99	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	15,016	13,970	15,691	5,250	820
THE BOND FUND OF AMERICASM
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.87	$8.73
Value at end of period	$10.45	$9.87
Number of accumulation units outstanding at end of period	346	156
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.02	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	14,598	12,135	10,182	8,092	5,971	1,196
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.33	$5.63	$10.48	$10.54
Value at end of period	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,068	679	826	140

CFI 434

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005

WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.53	$8.25	$16.39	$15.18	$12.90
Value at end of period	$16.92	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	4,320	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.00	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	1,925	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.47	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	9,038	7,601	7,367	7,605	1,779	1,274

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES OF (0.75% FOR ING PORTFOLIOS and 0.90%
FOR ALL OTHER FUNDS)
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.04	$10.72
Value at end of period	$13.38	$12.04
Number of accumulation units outstanding at end of period	505	505
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.76
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	1,747
ARIEL FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.37
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	1,103
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.72	$7.05
Value at end of period	$8.10	$7.72
Number of accumulation units outstanding at end of period	61	386
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$21.51	$17.32	$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739
Value at end of period	$23.90	$21.51	$17.32	$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048
Number of accumulation units outstanding at end of period	0	0	0	1	1	380	289	24	12	270

CFI 435

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.99	$6.09	$8.98
Value at end of period	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	641	503	4
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.95	$11.56	$19.63	$16.66	$13.80	$12.79
Value at end of period	$17.29	$15.95	$11.56	$19.63	$16.66	$13.80
Number of accumulation units outstanding at end of period	1,387	2,352	2,133	7,258	11,031	6,001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.95	$21.53	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199
Value at end of period	$33.63	$28.95	$21.53	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306
Number of accumulation units outstanding at end of period	5,686	3,798	5,982	26,008	35,029	25,279	17,373	12,064	10,018	11,888
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.05	$15.54	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647
Value at end of period	$22.88	$20.05	$15.54	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505
Number of accumulation units outstanding at end of period	9,620	8,473	9,293	24,039	24,857	25,536	27,716	22,091	22,003	20,834
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.22	$12.76	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876
Value at end of period	$19.96	$16.22	$12.76	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668
Number of accumulation units outstanding at end of period	16,619	18,772	20,054	39,405	39,141	42,063	44,951	44,850	41,677	42,755
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.03	$13.58	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386
Value at end of period	$19.09	$17.03	$13.58	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02
Number of accumulation units outstanding at end of period	1,821	1,776	1,079	4,507	5,136	3,005	2,816	2,044	1,269	1,792
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.653
Value at end of period	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	3,286	2,520	4,240	9,565	22,775	23,976	22,676	11,150	11,800
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$7.65
Value at end of period	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	1,316	165	143	1,094	1,104	1,530	947	39
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.20	$11.08	$19.83	$17.18	$14.66
Value at end of period	$13.98	$13.20	$11.08	$19.83	$17.18
Number of accumulation units outstanding at end of period	156	153	150	2,005	246
ING BALANCED PORTFOLIO
Value at beginning of period	$25.97	$21.95	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962
Value at end of period	$29.42	$25.97	$21.95	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781
Number of accumulation units outstanding at end of period	1,675	1,871	4,970	11,827	20,721	19,252	20,569	18,318	23,517	27,462
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.00
Value at end of period	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	663	563	704	2,714	5,711	7,731	8,431	2,043	2,753

CFI 436

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.17	$6.31	$10.43	$10.67
Value at end of period	$9.20	$8.17	$6.31	$10.43
Number of accumulation units outstanding at end of period	21,666	22,056	24,879	31,648
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.65	$3.07	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837
Value at end of period	$5.47	$4.65	$3.07	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463
Number of accumulation units outstanding at end of period	4,212	2,401	14,588	16,441	16,968	23,024	23,077	16,270	17,726	6,339
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.91	$6.71	$9.74
Value at end of period	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	1,006	2,526	3,086
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.25	$6.12	$10.05	$12.33	$10.13
Value at end of period	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	2,205	2,299	2,360	2,317	7,571
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$12.08
Value at end of period	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	463	655	1,042	3,433	3,717	2,725	3,101	1,879
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.41	$8.99	$14.91	$13.14	$11.85	$11.03
Value at end of period	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	377	355	914	2,094	1,427	3,714
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.82	$7.93	$13.54	$9.69
Value at end of period	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	39,767	32,002	10,595	10,759
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.57	$16.69	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617
Value at end of period	$24.44	$21.57	$16.69	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745
Number of accumulation units outstanding at end of period	14,054	13,090	14,430	59,260	62,501	74,539	75,252	76,221	75,718	85,130
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.89	$14.63	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641
Value at end of period	$20.24	$17.89	$14.63	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696
Number of accumulation units outstanding at end of period	6,891	5,269	4,721	18,654	23,164	32,766	31,598	22,932	17,334	24,497
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.51	$14.92	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768
Value at end of period	$23.61	$19.51	$14.92	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463
Number of accumulation units outstanding at end of period	4,012	10,434	13,498	34,561	35,739	38,005	32,925	21,077	18,917	13,046
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.77	$11.12	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644	$10.303
Value at end of period	$16.79	$13.77	$11.12	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644
Number of accumulation units outstanding at end of period	1,634	4,191	4,507	15,725	13,777	13,721	16,040	10,241	13,466	6,129

CFI 437

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.43	$19.35	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023
Value at end of period	$23.36	$21.43	$19.35	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214
Number of accumulation units outstanding at end of period	8,168	8,216	10,471	22,413	22,289	30,702	31	23,127	23,432	46,817
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.52	$6.91
Value at end of period	$8.04	$7.52
Number of accumulation units outstanding at end of period	48	44
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.51	$10.71	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02	$9.99
Value at end of period	$13.75	$13.51	$10.71	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	1,516	1,473	1,773	3,470	5,260	4,743	2,899	175	15
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$7.46
Value at end of period	$8.16
Number of accumulation units outstanding at end of period	24
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.38	$11.99	$24.82	$18.08	$13.44	$11.21
Value at end of period	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	4,023	3,975	3,237	8,227	8,664	5,084
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.08
Value at end of period	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	71	89	261	3,104	3,471	4,711	2,285	1,100	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.17	$8.85	$12.75	$13.09	$11.32	$11.36
Value at end of period	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	0	0	0	152	133	90
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.19	$10.06	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048
Value at end of period	$16.27	$13.19	$10.06	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859
Number of accumulation units outstanding at end of period	4,452	5,429	5,518	12,652	15,640	17,306	17,716	20,703	17,102	16,554
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.32	$7.05	$11.19	$10.82	$10.16
Value at end of period	$9.69	$8.32	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	3,007	2,652	4,070	12,128	150
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.43	$6.58	$10.23
Value at end of period	$10.04	$8.43	$6.58
Number of accumulation units outstanding at end of period	0	721	660
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.49	$9.16	$18.30	$15.31	$12.46	$11.39
Value at end of period	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	267	253	251	3,245	5,246	76

CFI 438

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.06	$11.18	$14.53	$14.10	$12.71	$12.46	$11.31	$10.77
Value at end of period	$14.22	$13.06	$11.18	$14.53	$14.10	$12.71	$12.46	$11.31
Number of accumulation units outstanding at end of period	409	410	409	3,426	22,911	20,713	1,127	360
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.21	$11.55	$18.71	$14.83	$12.53
Value at end of period	$17.13	$15.21	$11.55	$18.71	$14.83
Number of accumulation units outstanding at end of period	1,512	1,373	677	11,416	3,652
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$13.21	$9.41	$15.20	$12.18	$11.38	$10.41	$9.41	$6.58
Value at end of period	$17.09	$13.21	$9.41	$15.20	$12.18	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	1,214	769	681	1,841	1,704	1,537	1,494	665
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.00	$16.07	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586
Value at end of period	$15.92	$16.00	$16.07	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015
Number of accumulation units outstanding at end of period	11,041	11,218	14,553	43,476	38,626	26,649	39,610	32,059	38,273	37,077
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.81	$8.54	$14.43	$13.66	$11.69	$10.02
Value at end of period	$13.58	$11.81	$8.54	$14.43	$13.66	$11.69
Number of accumulation units outstanding at end of period	24,362	28,258	36,323	101,671	121,765	132,754
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.73	$9.74	$11.63	$10.79	$10.04	$9.89
Value at end of period	$13.47	$11.73	$9.74	$11.63	$10.79	$10.04
Number of accumulation units outstanding at end of period	2,446	4,928	6,990	19,542	22,203	31,278
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.15	$8.88	$11.57	$11.34	$10.51	$10.39
Value at end of period	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	4	0	0	1,511	91	174
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.30
Value at end of period	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	2,955	4,179	4,461	10,289	7,975	11,686	8,977	9,292	15,165
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.09	$6.35	$9.17	$9.38
Value at end of period	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	1,079	1,126	2,379	12,472
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.04	$7.33	$11.30	$10.82	$10.58
Value at end of period	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	952	783	635	3,528	25

CFI 439

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.92	$7.80	$11.15	$10.60	$10.23
Value at end of period	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	70	917	609	656	49
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.20	$7.40	$11.13	$11.83
Value at end of period	$10.77	$9.20	$7.40	$11.13
Number of accumulation units outstanding at end of period	13,643	13,082	15,923	39,325
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.58	$10.71
Value at end of period	$14.08	$12.58
Number of accumulation units outstanding at end of period	75	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.14	$6.91
Value at end of period	$9.06	$8.14
Number of accumulation units outstanding at end of period	172	169
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$8.39	$6.45	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01	$5.69
Value at end of period	$11.01	$8.39	$6.45	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	665	534	730	857	618	1,376	1,234	359	269
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$26.17	$20.67	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589
Value at end of period	$32.30	$26.17	$20.67	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187
Number of accumulation units outstanding at end of period	1,173	1,351	2,848	7,112	9,303	8,587	10,561	12,997	11,323	9,990
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.71	$8.83	$12.18	$11.75	$10.96
Value at end of period	$11.80	$10.71	$8.83	$12.18	$11.75
Number of accumulation units outstanding at end of period	0	0	342	98	24
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.34	$8.29	$12.65	$12.20	$11.14
Value at end of period	$11.66	$10.34	$8.29	$12.65	$12.20
Number of accumulation units outstanding at end of period	2,417	1,853	1,167	600	141
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.40	$8.17	$13.09	$12.55	$10.96
Value at end of period	$11.80	$10.40	$8.17	$13.09	$12.55
Number of accumulation units outstanding at end of period	916	668	343	123	30
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.36	$8.05	$13.51	$12.89	$12.44
Value at end of period	$11.82	$10.36	$8.05	$13.51	$12.89
Number of accumulation units outstanding at end of period	2,186	7,793	1,595	1,715	5
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.94	$15.34	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616
Value at end of period	$19.78	$17.94	$15.34	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131
Number of accumulation units outstanding at end of period	896	896	926	1,215	1,085	902	685	499	319	527

CFI 440

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.69	$14.23	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62
Value at end of period	$19.85	$17.69	$14.23	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469
Number of accumulation units outstanding at end of period	87	481	408	380	320	292	320	494	409	628
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.60	$14.55	$21.09	$20.15	$18.26	$17.53			$15.083	$16.34
Value at end of period	$19.57	$17.60	$14.55	$21.09	$20.15	$18.26			$15.46	$15.083
Number of accumulation units outstanding at end of period	0	0	0	310	310	310			0	361
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.22	$9.25	$12.88	$12.45	$10.96	$10.68
Value at end of period	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	3,582	2,452	2,001	28,262	10,579	2,608
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.05	$7.62	$13.52	$12.03	$11.13	$9.94
Value at end of period	$14.08	$11.05	$7.62	$13.52	$12.03	$11.13
Number of accumulation units outstanding at end of period	50,046	54,346	58,040	121,342	138,137	158,793
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.62	$10.99	$17.25	$16.89	$14.31	$13.89	$12.20	$11.11
Value at end of period	$15.51	$13.62	$10.99	$17.25	$16.89	$14.31	$13.89	$12.20
Number of accumulation units outstanding at end of period	2,026	2,558	1,400	4,651	4,810	3,510	2,336	478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$21.64	$15.28	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66
Value at end of period	$25.06	$21.64	$15.28	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272
Number of accumulation units outstanding at end of period	10,009	10,778	11,626	22,189	24,904	26,171	27,981	25,227	23,979	26,494
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.25	$6.30	$10.20
Value at end of period	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	915	1,129	1,690
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.82	$6.72	$11.25	$11.08	$10.02
Value at end of period	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	89	52	16	553	94
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$25.71	$17.92	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063
Value at end of period	$28.37	$25.71	$17.92	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654
Number of accumulation units outstanding at end of period	1,863	2,274	2,013	3,039	4,139	4,479	5,174	4,883	4,094	5,483
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.71	$10.21	$9.59
Value at end of period	$11.28	$10.71	$10.21
Number of accumulation units outstanding at end of period	27	15	3
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$15.32	$11.73	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38
Value at end of period	$17.22	$15.32	$11.73	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194
Number of accumulation units outstanding at end of period	2,935	3,184	4,163	6,300	8,854	13,509	13,043	13,636	16,871	19,141

CFI 441

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$9.42
Value at end of period	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70
Number of accumulation units outstanding at end of period	1,319	1,319	1,252	1,891	1,222	719	1,756	683
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.34	$9.33	$12.28	$11.97	$10.72	$9.98
Value at end of period	$12.63	$11.34	$9.33	$12.28	$11.97	$10.72
Number of accumulation units outstanding at end of period	12,141	18,007	17,822	39,941	43,013	39,273
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.67	$8.69	$12.94	$12.72	$11.07	$10.98
Value at end of period	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	462	971	760	155	151	72
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.47	$9.64	$13.64	$12.68	$11.23	$10.83
Value at end of period	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	27	27	19	860	383	4
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.08	$6.73	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11
Value at end of period	$9.24	$8.08	$6.73	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207
Number of accumulation units outstanding at end of period	5,527	4,244	4,728	11,236	12,933	2,731	3,280	4,297	4,711	2,546
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.60	$7.55	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894
Value at end of period	$10.42	$9.60	$7.55	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566
Number of accumulation units outstanding at end of period	4,853	4,348	4,210	17,461	18,264	18,626	17,356	22,411	20,464	24,172
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.34	$5.35	$8.05
Value at end of period	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	686	554	26
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.43
Value at end of period	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	10,014	9,590	7,427	11,678	14,167	15,598	5,810	1,862	491
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.92	$6.90	$11.40	$10.72	$10.28
Value at end of period	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	0	0	0	0	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.36	$10.54	$17.11	$14.89	$13.09
Value at end of period	$16.04	$14.36	$10.54	$17.11	$14.89
Number of accumulation units outstanding at end of period	647	790	801	755	740
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$62.44	$34.67	$67.31	$50.75	$40.90	$36.82
Value at end of period	$78.58	$62.44	$34.67	$67.31	$50.75	$40.90
Number of accumulation units outstanding at end of period	2,125	2,434	1,629	9,379	8,879	2,705

CFI 442

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.98	$8.08	$13.11	$13.39	$12.98
Value at end of period	$13.43	$10.98	$8.08	$13.11	$13.39
Number of accumulation units outstanding at end of period	70	645	17	472	828
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.00	$9.15	$13.32	$12.29	$11.20	$11.20
Value at end of period	$12.20	$11.00	$9.15	$13.32	$12.29	$11.20
Number of accumulation units outstanding at end of period	1,759	1,733	1,507	4,415	2,501	143
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.96	$11.05	$12.00	$10.95	$11.00
Value at end of period	$13.89	$12.96	$11.05	$12.00	$10.95
Number of accumulation units outstanding at end of period	320	1,239	1,633	1,912	2,654
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.18	$5.30	$12.77	$11.34
Value at end of period	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	2,867	2,886	2,452	3,469
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.41	$7.80	$12.19	$11.62	$10.89
Value at end of period	$14.51	$12.41	$7.80	$12.19	$11.62
Number of accumulation units outstanding at end of period	314	2,066	261	1,363	687
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.17	$14.57	$13.84	$12.60	$11.48
Value at end of period	$19.17	$17.17	$14.57	$13.84	$12.60
Number of accumulation units outstanding at end of period	2,875	3,999	4,550	5,494	4,987
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.92	$8.71	$9.70
Value at end of period	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	66	667	13
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.96	$8.97	$14.86	$13.52	$12.30	$12.04
Value at end of period	$13.31	$11.96	$8.97	$14.86	$13.52	$12.30
Number of accumulation units outstanding at end of period	2,291	2,066	2,714	4,811	6,934	1,716
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.44	$5.68	$10.51	$10.07
Value at end of period	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	474	1,022	1,128	550
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.42	$8.15	$16.14	$14.89	$12.92
Value at end of period	$16.83	$13.42	$8.15	$16.14	$14.89
Number of accumulation units outstanding at end of period	2,507	2,188	2,824	9,155	4,080

CFI 443

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.06	$8.56	$14.31	$13.71	$13.03
Value at end of period	$14.74	$12.06	$8.56	$14.31	$13.71
Number of accumulation units outstanding at end of period	1,049	1,755	2,499	8,704	7,658
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.48	$8.89	$13.41	$13.03	$11.54
Value at end of period	$11.77	$10.48	$8.89	$13.41	$13.03
Number of accumulation units outstanding at end of period	1,194	1,344	1,126	2,304	2,826

TABLE 51
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.80	$12.16	$17.95
Value at end of period	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50	$11.07
Value at end of period	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	115,986	118,813	103,341	84,797	66,268	36,587	18,405	8,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.92	$8.44	$14.82	$14.69	$14.03
Value at end of period	$12.50	$10.92	$8.44	$14.82	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	132
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27	$8.90
Value at end of period	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27
Number of accumulation units outstanding at end of period	18	18	0	3,249	2,957	6,815	3,972	317
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.88	$11.04	$19.77	$16.96	$15.70
Value at end of period	$15.59	$13.88	$11.04	$19.77	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	177
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28	$10.28
Value at end of period	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	47,308	51,227	42,902	34,672	27,856	17,772	11,968	2,343

CFI 444

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74	$10.47
Value at end of period	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74
Number of accumulation units outstanding at end of period	5	5	0	4,060	3,240	2,334	776	60
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65	$10.32
Value at end of period	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	26,229	25,035	19,813	14,632	10,483	6,333	3,430	2,498
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.23	$6.34	$10.45	$10.67
Value at end of period	$9.29	$8.23	$6.34	$10.45
Number of accumulation units outstanding at end of period	0	0	0	2,583
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.35
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	17,167
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74	$9.35
Value at end of period	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	8,036	7,701	5,587	4,516	7,331	5,166	5,766	2,836
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76	$10.11
Value at end of period	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	10,464	10,975	8,978	7,405	6,136	5,096	2,316	154
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09	$11.74
Value at end of period	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	11,416	11,114	8,918	5,179	5,326	4,700	2,854	108
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70	$11.66
Value at end of period	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	18,383	24,684	26,899	25,109	24,875	9,451	957	470
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33	$8.74
Value at end of period	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33
Number of accumulation units outstanding at end of period	35,172	47,867	46,818	24,300	20,602	16,355	11,146	1,627
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	116,976	94,439	68,430	37,109	15,836	6,017	1,244	5

CFI 445

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.95	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	53,085	50,515	46,865	54,026	43,001	26,655
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.88	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	43,178	49,818	50,046	32,830	16,375	5,153
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during 2008)
Value at beginning of period	$14.81	$13.24	$13.35
Value at end of period	$15.83	$14.81	$13.24
Number of accumulation units outstanding at end of period	37,354	32,023	26,533
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.15	$6.39	$8.36
Value at end of period	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	140,635	165,403	156,727
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.28	$7.45	$10.12
Value at end of period	$10.90	$9.28	$7.45
Number of accumulation units outstanding at end of period	46,584	68,373	62,485
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96	$10.56
Value at end of period	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96
Number of accumulation units outstanding at end of period	0	0	0	2,480	2,009	1,277	368	58
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74	$10.53
Value at end of period	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	7,205	6,032	4,533	3,001	2,574	1,681	1,007	555
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38	$10.04
Value at end of period	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	5,424	2,422	1,561	1,139	516	3,070	1,377	74
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	2,283	1,180	292	396	529	384	187
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37	$9.96
Value at end of period	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	15.653	11,083	9,513	7,777	6,339	14,012	14,100	691

CFI 446

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.29	$6.31	$10.20
Value at end of period	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	286	218	46
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82	$9.72
Value at end of period	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	18,999	18,348	12,509	11,193	9,784	10,377	4,360	101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.48	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	35,179	25,214	20,796	13,182	12,528	8,594
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	7,328	952	659	483	386	285	206
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65	$10.09
Value at end of period	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	32,980	32,612	27,616	23,885	22,848	17,040	12,913	2,987
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.92	$10.93	$11.15
Value at end of period	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	19,309	3,794	35
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.86	$10.93	$10.74
Value at end of period	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	21,453	8,383	1,763
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period	$11.75	$10.36	$14.97	$14.94	$12.28	$11.69	$10.11	$9.05
Value at end of period	$13.96	$11.75	$10.36	$14.97	$14.94	$12.28	$11.69	$10.11
Number of accumulation units outstanding at end of period	0	0	5	78,683	58,067	33,925	18,301	6,272
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.43	$9.30	$13.92
Value at end of period	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	16,146	12,470	6,653
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.00	$8.18
Value at end of period	$17.60	$14.00
Number of accumulation units outstanding at end of period	14,372	3,456

CFI 447

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated April 29, 2011 as well as all current prospectuses for the funds available under the Contracts.

Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-11)
dated April 29, 2011.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-11

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated April 29, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 29, 2011. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account
C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
		Page
General Information and History		2
Variable Annuity Account C		2
Offering and Purchase of Contracts		2
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of the Separate Account	S	-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C	-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life
Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion
Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial

2

Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase and Participation - Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2010, 2009 and 2008 amounted to $43,979,093.81, $44,259,566.54 and 43,901,529.15,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the
Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

3

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable

Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service
(VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging,

asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2010 and
2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of
Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	6
Statements of Operations	60
Statements of Changes in Net Assets	117
Notes to Financial Statements	188

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The Alger Funds II:	Dodge & Cox Funds:
Alger Green Fund - Class A	Dodge & Cox International Stock Fund
AllianceBernstein Growth and Income Fund, Inc.:	DWS Institutional Funds:
AllianceBernstein Growth and Income Fund, Inc. - Class A	DWS Equity 500 Index Fund - Class S
AllianceBernstein Variable Products Series Fund, Inc.:	Eaton Vance Special Investment Trust:
AllianceBernstein Growth and Income Portfolio - Class A	Eaton Vance Large-Cap Value Fund - Class R
Allianz Funds:	EuroPacific Growth Fund®:
Allianz NFJ Dividend Value Fund - Class A	EuroPacific Growth Fund® - Class R-3
Allianz NFJ Large-Cap Value Fund - Institutional Class	EuroPacific Growth Fund® - Class R-4
Allianz NFJ Small-Cap Value Fund - Class A	Fidelity® Contrafund®:
Amana Mutual Funds Trust:	Fidelity® Advisor New Insights Fund - Institutional Class
Amana Growth Fund	Fidelity® Variable Insurance Products:
Amana Income Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
American Balanced Fund®, Inc.:	Fidelity® VIP Growth Portfolio - Initial Class
American Balanced Fund® - Class R-3	Fidelity® VIP High Income Portfolio - Initial Class
American Century Government Income Trust:	Fidelity® VIP Overseas Portfolio - Initial Class
American Century Inflation-Adjusted Bond Fund - Investor Class	Fidelity® Variable Insurance Products II:
American Century Quantitative Equity Funds, Inc.:	Fidelity® VIP Contrafund® Portfolio - Initial Class
American Century Income & Growth Fund - A Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Ariel Investment Trust:	Fidelity® Variable Insurance Products III:
Ariel Appreciation Fund	Fidelity® VIP Mid Cap Portfolio - Initial Class
Ariel Fund	Fidelity® Variable Insurance Products V:
Artisan Funds, Inc.:	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Artisan International Fund - Investor Shares	Franklin Mutual Series Fund Inc.:
Aston Funds:	Mutual Global Discovery Fund - Class R
Aston/Optimum Mid Cap Fund - Class N	Franklin Strategic Series:
BlackRock Equity Dividend Fund:	Franklin Small-Mid Cap Growth Fund - Class A
BlackRock Equity Dividend Fund - Investor A Shares	Franklin Templeton Variable Insurance Products Trust:
BlackRock Mid Cap Value Opportunities Series, Inc.:	Franklin Small Cap Value Securities Fund - Class 2
BlackRock Mid Cap Value Opportunities Fund - Investor A	Fundamental InvestorsSM, Inc.:
Shares	Fundamental InvestorsSM, Inc. - Class R-3
The Bond Fund of AmericaSM, Inc.:	Fundamental InvestorsSM, Inc. - Class R-4
The Bond Fund of AmericaSM, Inc. - Class R-4	The Growth Fund of America®, Inc.:
Calvert Variable Series, Inc.:	The Growth Fund of America® - Class R-3
Calvert VP SRI Balanced Portfolio	The Growth Fund of America® - Class R-4
Capital World Growth & Income FundSM, Inc.:	Hartford Mutual Funds, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	The Hartford Capital Appreciation Fund - Class R4
Columbia Acorn Trust:	The Hartford Dividend And Growth Fund - Class R4
ColumbiaSM Acorn Fund® - Class A	The Income Fund of America®, Inc.:
ColumbiaSM Acorn Fund® - Class Z	The Income Fund of America® - Class R-3
Columbia Funds Series Trust:	ING Balanced Portfolio, Inc.:
Columbia Mid Cap Value Fund - Class A	ING Balanced Portfolio - Class I
Columbia Mid Cap Value Fund - Class Z	ING Equity Trust:
CRM Mutual Fund Trust:	ING Real Estate Fund - Class A
CRM Mid Cap Value Fund - Investor Shares

ING Funds Trust:	ING Mutual Funds:
ING GNMA Income Fund - Class A	ING Global Real Estate Fund - Class A
ING Intermediate Bond Fund - Class A	ING International Capital Appreciation Fund - Class I
ING Intermediate Bond Portfolio:	ING International SmallCap Multi-Manager Fund - Class A
ING Intermediate Bond Portfolio - Class I	ING Partners, Inc.:
ING Intermediate Bond Portfolio - Class S	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Investors Trust:	Class
ING Artio Foreign Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Baron Small Cap Growth Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Clarion Real Estate Portfolio - Institutional Class	ING Columbia Small Cap Value Portfolio - Adviser Class
ING Clarion Real Estate Portfolio - Service Class	ING Columbia Small Cap Value Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Global Resources Portfolio - Institutional Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Index Solution 2015 Portfolio - Adviser Class
ING Janus Contrarian Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Index Solution 2015 Portfolio - Service 2 Class
Class	ING Index Solution 2025 Portfolio - Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Index Solution 2025 Portfolio - Service Class
Class	ING Index Solution 2025 Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Index Solution 2035 Portfolio - Adviser Class
Class	ING Index Solution 2035 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
ING Large Cap Growth Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Lord Abbett Growth and Income Portfolio - Institutional	ING Index Solution 2045 Portfolio - Service Class
Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution Income Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Adviser	ING Index Solution Income Portfolio - Service 2 Class
Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Service Class
Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING MFS Total Return Portfolio - Adviser Class	Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING MFS Total Return Portfolio - Service Class	Initial Class
ING MFS Utilities Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING PIMCO High Yield Portfolio - Institutional Class	Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Pioneer Equity Income Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class
ING Pioneer Equity Income Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Oppenheimer Global Strategic Income Portfolio - Adviser
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Oppenheimer Global Strategic Income Portfolio - Initial
ING Pioneer Mid Cap Value Portfolio - Service Class	Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio - Service
ING T. Rowe Price Equity Income Portfolio - Adviser Class	Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class
ING Money Market Portfolio:	ING Solution 2025 Portfolio - Adviser Class
ING Money Market Portfolio - Class I	ING Solution 2025 Portfolio - Service Class
ING Solution 2025 Portfolio - Service 2 Class
ING Solution 2035 Portfolio - Adviser Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2035 Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2035 Portfolio - Service 2 Class	ING Index Plus SmallCap Portfolio - Class S
ING Solution 2045 Portfolio - Adviser Class	ING International Index Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2045 Portfolio - Service 2 Class	ING Opportunistic Large Cap Portfolio - Class I
ING Solution 2055 Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING Solution 2055 Portfolio - Service 2 Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Solution Moderate Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Mid Cap Index Portfolio - Class I
Adviser Class	ING Russell™ Small Cap Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Small Company Portfolio - Class I
Initial Class	ING Small Company Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING U.S. Bond Index Portfolio - Class I
Service Class	ING Variable Products Trust:
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING International Value Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Adviser Class	Invesco Growth Series:
ING Thornburg Value Portfolio - Initial Class	Invesco Mid Cap Core Equity Fund - Class A
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	Invesco Small Cap Growth Fund - Class A
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Invesco Investment Funds:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Invesco Global Health Care Fund - Investor Class
ING Van Kampen Comstock Portfolio - Adviser Class	Invesco Sector Funds:
ING Van Kampen Comstock Portfolio - Service Class	Invesco U.S. Small Cap Value Fund - Class Y
ING Van Kampen Equity and Income Portfolio - Adviser Class	Invesco Van Kampen Small Cap Value Fund - Class A
ING Van Kampen Equity and Income Portfolio - Initial Class	Invesco Variable Insurance Funds:
ING Van Kampen Equity and Income Portfolio - Service Class	Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Series Fund, Inc.:	Invesco V.I. Core Equity Fund - Series I Shares
ING Core Equity Research Fund - Class A	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING Strategic Allocation Growth Portfolio - Class I	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Variable Funds:	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Growth and Income Portfolio - Class A	The Lazard Funds, Inc.:
ING Growth and Income Portfolio - Class I	Lazard Emerging Markets Equity Portfolio - Open Shares
ING Growth and Income Portfolio - Class S	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Variable Insurance Trust:	LKCM Funds:
ING GET U.S. Core Portfolio - Series 5	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 6	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 7	Loomis Sayles Small Cap Value Fund - Retail Class
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Developing Growth Fund, Inc.:
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Developing Growth Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Investment Trust:
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Core Fixed Income Fund - Class A
ING Variable Portfolios, Inc.:	Lord Abbett Mid Cap Value Fund, Inc.:
ING BlackRock Science and Technology Opportunities	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Portfolio - Class I	Lord Abbett Research Fund, Inc.:
ING Index Plus LargeCap Portfolio - Class I	Lord Abbett Small-Cap Value Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Index Plus MidCap Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Index Plus MidCap Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A

Neuberger Berman Equity Funds®:	Premier VIT:
Neuberger Berman Socially Responsive Fund® - Trust Class	Premier VIT OpCap Mid Cap Portfolio - Class I
New Perspective Fund®, Inc.:	RiverSource® Investment Series, Inc.:
New Perspective Fund®, Inc. - Class R-3	Columbia Diversified Equity Income Fund - Class R-3
New Perspective Fund®, Inc. - Class R-4	Columbia Diversified Equity Income Fund - Class R-4
Oppenheimer Capital Appreciation Fund:	SmallCap World Fund, Inc.:
Oppenheimer Capital Appreciation Fund - Class A	SMALLCAP World Fund® - Class R-4
Oppenheimer Developing Markets Fund:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Developing Markets Fund - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Gold & Special Minerals Fund:	T. Rowe Price Value Fund, Inc.:
Oppenheimer Gold & Special Minerals Fund - Class A	T. Rowe Price Value Fund - Advisor Class
Oppenheimer International Bond Fund:	Templeton Funds, Inc.:
Oppenheimer International Bond Fund - Class A	Templeton Foreign Fund - Class A
Oppenheimer Variable Account Funds:	Templeton Income Trust:
Oppenheimer Global Securities/VA	Templeton Global Bond Fund - Class A
Oppenheimer Main Street Fund®/VA	Vanguard® Variable Insurance Fund:
Oppenheimer Main Street Small Cap Fund®/VA	Diversified Value Portfolio
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Equity Income Portfolio
Oppenheimer Strategic Bond Fund/VA	Small Company Growth Portfolio
Pax World Funds Series Trust I:	Wanger Advisors Trust:
Pax World Balanced Fund - Individual Investor Class	Wanger International
PIMCO Variable Insurance Trust:	Wanger Select
PIMCO Real Return Portfolio - Administrative Class	Wanger USA
Pioneer High Yield Fund:	Washington Mutual Investors FundSM, Inc.:
Pioneer High Yield Fund - Class A	Washington Mutual Investors FundSM, Inc. - Class R-3
Pioneer Variable Contracts Trust:	Washington Mutual Investors FundSM, Inc. - Class R-4
Pioneer Emerging Markets VCT Portfolio - Class I	Wells Fargo Funds Trust:
Pioneer Equity Income VCT Portfolio - Class I	Wells Fargo Advantage Small Cap Value Fund - Class A
Pioneer High Yield VCT Portfolio - Class I	Wells Fargo Advantage Special Small Cap Values Fund -
Pioneer Mid Cap Value VCT Portfolio - Class I	Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 5, 2011

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Allianz NFJ
			AllianceBernstein		Large-Cap
		AllianceBernstein	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,614	$ 191	$ 457	$ 258	$ 1,879
Total assets	1,614	191	457	258	1,879
Net assets	$ 1,614	$ 191	$ 457	$ 258	$ 1,879

Net assets
Accumulation units	$ 1,614	$ 191	$ 457	$ 258	$ 1,879
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,614	$ 191	$ 457	$ 258	$ 1,879

Total number of mutual fund shares	255,845	58,006	26,600	22,715	135,117

Cost of mutual fund shares	$ 1,465	$ 171	$ 459	$ 223	$ 1,663

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

American
Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Assets
Investments in mutual funds
at fair value	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967
Total assets	398	18,000	29,407	6,178	17,967
Net assets	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Net assets
Accumulation units	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 398	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Total number of mutual fund shares	13,948	728,141	925,329	345,915	1,522,628

Cost of mutual fund shares	$ 305	$ 15,570	$ 26,053	$ 5,841	$ 17,884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	American			Artisan
	Century Income	Ariel		International	Aston/Optimum
	& Growth	Appreciation		Fund - Investor	Mid Cap Fund -
	Fund - A Class	Fund	Ariel Fund	Shares	Class N
Assets
Investments in mutual funds
at fair value	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925
Total assets	5,100	833	2,518	2,510	2,925
Net assets	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925

Net assets
Accumulation units	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,100	$ 833	$ 2,518	$ 2,510	$ 2,925

Total number of mutual fund shares	212,595	19,655	51,838	115,658	91,581

Cost of mutual fund shares	$ 5,685	$ 638	$ 1,997	$ 2,290	$ 2,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		BlackRock Mid			Capital World
	BlackRock	Cap Value			Growth &
	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI	Income
	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced	FundSM, Inc. -
	A Shares	A Shares	Inc. - Class R-4	Portfolio	Class R-3
Assets
Investments in mutual funds
at fair value	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363
Total assets	183	4,516	8,210	45,223	363
Net assets	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363

Net assets
Accumulation units	$ 183	$ 4,516	$ 8,210	$ 45,029	$ 363
Contracts in payout (annuitization)	-	-	-	194	-
Total net assets	$ 183	$ 4,516	$ 8,210	$ 45,223	$ 363

Total number of mutual fund shares	10,426	271,375	673,530	26,680,486	10,222

Cost of mutual fund shares	$ 165	$ 4,004	$ 7,958	$ 47,548	$ 333

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class A	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Assets
Investments in mutual funds
at fair value	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223
Total assets	9	7,095	3,877	2,739	223
Net assets	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223

Net assets
Accumulation units	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9	$ 7,095	$ 3,877	$ 2,739	$ 223

Total number of mutual fund shares	295	234,998	288,236	203,520	7,903

Cost of mutual fund shares	$ 8	$ 5,996	$ 2,745	$ 2,353	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Eaton Vance	EuroPacific	EuroPacific
	Dodge & Cox	DWS Equity	Large-Cap	Growth	Growth
	International	500 Index	Value Fund -	Fund® -	Fund® -
	Stock Fund	Fund - Class S	Class R	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 4	$ 351	$ 38	$ 12,954	$ 279,835
Total assets	4	351	38	12,954	279,835
Net assets	$ 4	$ 351	$ 38	$ 12,954	$ 279,835

Net assets
Accumulation units	$ 4	$ 351	$ 38	$ 12,954	$ 279,835
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4	$ 351	$ 38	$ 12,954	$ 279,835

Total number of mutual fund shares	99	2,486	2,105	318,840	6,878,939

Cost of mutual fund shares	$ 4	$ 334	$ 35	$ 12,874	$ 284,810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Fidelity®
	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Insights Fund - Equity-Income		Growth	High Income	Overseas
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340
Total assets	38	280,318	225,726	9,957	36,340
Net assets	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340

Net assets
Accumulation units	$ 38	$ 277,195	$ 225,001	$ 9,889	$ 36,340
Contracts in payout (annuitization)	-	3,123	725	68	-
Total net assets	$ 38	$ 280,318	$ 225,726	$ 9,957	$ 36,340

Total number of mutual fund shares	1,898	14,738,075	6,085,908	1,787,541	2,166,975

Cost of mutual fund shares	$ 34	$ 331,600	$ 194,024	$ 9,075	$ 43,156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Fund - Class R
Assets
Investments in mutual funds
at fair value	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888
Total assets	1,058,819	106,249	20,531	22,008	3,888
Net assets	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888

Net assets
Accumulation units	$ 1,050,031	$ 106,249	$ 20,531	$ 22,008	$ 3,888
Contracts in payout (annuitization)	8,788	-	-	-	-
Total net assets	$ 1,058,819	$ 106,249	$ 20,531	$ 22,008	$ 3,888

Total number of mutual fund shares	44,339,147	802,543	628,059	1,513,634	134,395

Cost of mutual fund shares	$ 1,143,490	$ 98,065	$ 17,516	$ 21,573	$ 3,645

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Franklin Small-	Franklin Small			The Growth
	Mid Cap	Cap Value	Fundamental	Fundamental	Fund of
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,	America® -
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580
Total assets	681	119,932	793	31,928	17,580
Net assets	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580

Net assets
Accumulation units	$ 681	$ 117,099	$ 793	$ 31,928	$ 17,580
Contracts in payout (annuitization)	-	2,833	-	-	-
Total net assets	$ 681	$ 119,932	$ 793	$ 31,928	$ 17,580

Total number of mutual fund shares	18,242	7,380,431	21,660	871,397	586,380

Cost of mutual fund shares	$ 529	$ 113,638	$ 699	$ 25,049	$ 16,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	The Growth	The Hartford	The Hartford	The Income
	Fund of	Capital	Dividend And	Fund of	ING Balanced
	America® -	Appreciation	Growth Fund -	America® -	Portfolio -
	Class R-4	Fund - Class R4	Class R4	Class R-3	Class I
Assets
Investments in mutual funds
at fair value	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585
Total assets	313,633	190	46	1,942	347,585
Net assets	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585

Net assets
Accumulation units	$ 313,633	$ 190	$ 46	$ 1,942	$ 329,058
Contracts in payout (annuitization)	-	-	-	-	18,527
Total net assets	$ 313,633	$ 190	$ 46	$ 1,942	$ 347,585

Total number of mutual fund shares	10,388,626	5,125	2,413	117,691	30,041,957

Cost of mutual fund shares	$ 299,976	$ 183	$ 43	$ 1,827	$ 362,190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING	ING	ING
		ING GNMA	Intermediate	Intermediate	Intermediate
	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511
Total assets	1,971	4,750	4,053	383,698	511
Net assets	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511

Net assets
Accumulation units	$ 1,971	$ 4,750	$ 4,053	$ 376,728	$ 511
Contracts in payout (annuitization)	-	-	-	6,970	-
Total net assets	$ 1,971	$ 4,750	$ 4,053	$ 383,698	$ 511

Total number of mutual fund shares	147,192	536,156	428,839	31,789,419	42,515

Cost of mutual fund shares	$ 1,653	$ 4,698	$ 4,045	$ 407,639	$ 501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING BlackRock			ING Clarion
		Large Cap	ING BlackRock	ING BlackRock	Global Real
	ING Artio	Growth	Large Cap	Large Cap	Estate
	Foreign	Portfolio -	Growth	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service 2 Class	Class
Assets
Investments in mutual funds
at fair value	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612
Total assets	32,588	84,717	196	220	59,612
Net assets	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612

Net assets
Accumulation units	$ 32,588	$ 84,485	$ 196	$ 220	$ 59,612
Contracts in payout (annuitization)	-	232	-	-	-
Total net assets	$ 32,588	$ 84,717	$ 196	$ 220	$ 59,612

Total number of mutual fund shares	2,821,515	8,644,616	20,102	22,810	6,114,068

Cost of mutual fund shares	$ 42,070	$ 99,742	$ 189	$ 170	$ 57,282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion			ING Global
	Real Estate	ING Clarion	ING FMRSM	Resources	ING Global
	Portfolio -	Real Estate	Diversified Mid	Portfolio -	Resources
	Institutional	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413
Total assets	1,924	41,259	64,558	33	133,413
Net assets	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413

Net assets
Accumulation units	$ -	$ 41,259	$ 64,558	$ 33	$ 133,413
Contracts in payout (annuitization)	1,924	-	-	-	-
Total net assets	$ 1,924	$ 41,259	$ 64,558	$ 33	$ 133,413

Total number of mutual fund shares	87,554	1,882,237	4,250,025	1,542	6,205,252

Cost of mutual fund shares	$ 1,768	$ 36,813	$ 50,303	$ 36	$ 132,590

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554
Total assets	21,675	405	40,548	33,720	6,554
Net assets	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554

Net assets
Accumulation units	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 21,675	$ 405	$ 40,548	$ 33,720	$ 6,554

Total number of mutual fund shares	1,795,779	18,128	1,769,120	1,475,731	498,806

Cost of mutual fund shares	$ 18,973	$ 365	$ 35,477	$ 29,598	$ 5,218

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING Lord
		Abbett Growth	ING Lord	ING Marsico
	ING Large Cap	and Income	Abbett Growth	Growth	ING Marsico
	Growth	Portfolio -	and Income	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522
Total assets	3,252	88,511	807	9,178	522
Net assets	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522

Net assets
Accumulation units	$ 3,252	$ 87,392	$ 807	$ 9,178	$ 522
Contracts in payout (annuitization)	-	1,119	-	-	-
Total net assets	$ 3,252	$ 88,511	$ 807	$ 9,178	$ 522

Total number of mutual fund shares	247,512	9,856,482	89,331	530,832	30,498

Cost of mutual fund shares	$ 2,892	$ 105,599	$ 888	$ 8,003	$ 453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Marsico	ING Marsico		ING MFS Total
	International	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934
Total assets	81	8,102	1,070	60,109	25,934
Net assets	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934

Net assets
Accumulation units	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81	$ 8,102	$ 1,070	$ 60,109	$ 25,934

Total number of mutual fund shares	6,876	694,839	71,742	4,012,618	1,731,234

Cost of mutual fund shares	$ 71	$ 7,619	$ 966	$ 66,523	$ 27,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Utilities	Portfolio -	High Yield	Portfolio -	Equity Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3
Total assets	37,746	6,858	20,723	137,628	3
Net assets	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3

Net assets
Accumulation units	$ 37,746	$ 6,858	$ 20,723	$ 135,400	$ 3
Contracts in payout (annuitization)	-	-	-	2,228	-
Total net assets	$ 37,746	$ 6,858	$ 20,723	$ 137,628	$ 3

Total number of mutual fund shares	2,838,050	671,079	2,027,693	17,075,401	353

Cost of mutual fund shares	$ 40,659	$ 6,599	$ 18,292	$ 145,030	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Pioneer		ING T. Rowe
	ING Pioneer		Mid Cap Value	ING Pioneer	Price Capital
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842
Total assets	20,602	473	93,956	390	352,842
Net assets	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842

Net assets
Accumulation units	$ 20,350	$ 473	$ 92,816	$ 390	$ 352,842
Contracts in payout (annuitization)	252	-	1,140	-	-
Total net assets	$ 20,602	$ 473	$ 93,956	$ 390	$ 352,842

Total number of mutual fund shares	1,846,096	42,370	8,557,034	35,561	15,564,287

Cost of mutual fund shares	$ 20,354	$ 377	$ 97,288	$ 314	$ 343,255

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton		ING U.S. Stock
	Price Equity	Price Equity	Global Growth	ING Templeton	Index
	Income	Income	Portfolio -	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021
Total assets	1,354	106,214	735	3,693	6,021
Net assets	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021

Net assets
Accumulation units	$ 1,354	$ 106,117	$ 735	$ 3,693	$ 6,021
Contracts in payout (annuitization)	-	97	-	-	-
Total net assets	$ 1,354	$ 106,214	$ 735	$ 3,693	$ 6,021

Total number of mutual fund shares	115,915	9,016,502	65,355	327,373	551,367

Cost of mutual fund shares	$ 1,255	$ 106,574	$ 716	$ 3,428	$ 5,763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING Van
	Kampen	ING Wells			ING
	Growth and	Fargo	ING Money		International
	Income	HealthCare	Market	ING Global	Capital
	Portfolio -	Portfolio -	Portfolio -	Real Estate	Appreciation
	Service Class	Service Class	Class I	Fund - Class A	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11
Total assets	21,766	10,075	342,560	48	11
Net assets	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11

Net assets
Accumulation units	$ 21,766	$ 10,075	$ 338,806	$ 48	$ 11
Contracts in payout (annuitization)	-	-	3,754	-	-
Total net assets	$ 21,766	$ 10,075	$ 342,560	$ 48	$ 11

Total number of mutual fund shares	1,003,038	915,122	342,560,329	2,942	1,044

Cost of mutual fund shares	$ 21,118	$ 9,300	$ 342,560	$ 44	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING American	ING American	ING Baron	ING Baron
	International	Century Small-	Century Small-	Small Cap	Small Cap
	SmallCap	Mid Cap Value	Mid Cap Value	Growth	Growth
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371
Total assets	1,766	76	45,970	1,247	122,371
Net assets	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371

Net assets
Accumulation units	$ 1,766	$ 76	$ 45,238	$ 1,247	$ 120,003
Contracts in payout (annuitization)	-	-	732	-	2,368
Total net assets	$ 1,766	$ 76	$ 45,970	$ 1,247	$ 122,371

Total number of mutual fund shares	43,939	6,505	3,889,135	67,322	6,457,574

Cost of mutual fund shares	$ 1,546	$ 63	$ 39,875	$ 875	$ 102,881

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55
Total assets	26	2,367	14,440	14,099	55
Net assets	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55

Net assets
Accumulation units	$ 26	$ 2,367	$ 14,145	$ 14,099	$ 55
Contracts in payout (annuitization)	-	-	295	-	-
Total net assets	$ 26	$ 2,367	$ 14,440	$ 14,099	$ 55

Total number of mutual fund shares	2,564	227,814	812,620	1,065,719	5,208

Cost of mutual fund shares	$ 18	$ 1,869	$ 13,485	$ 12,612	$ 52

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 687	$ 28	$ 1,519	$ 22	$ 1,083
Total assets	687	28	1,519	22	1,083
Net assets	$ 687	$ 28	$ 1,519	$ 22	$ 1,083

Net assets
Accumulation units	$ 687	$ 28	$ 1,519	$ 22	$ 1,083
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 687	$ 28	$ 1,519	$ 22	$ 1,083

Total number of mutual fund shares	65,884	2,693	146,074	2,159	105,235

Cost of mutual fund shares	$ 656	$ 27	$ 1,409	$ 21	$ 984

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2055	Solution 2055	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 584	$ 3	$ -	$ 160
Total assets	1	584	3	-	160
Net assets	$ 1	$ 584	$ 3	$ -	$ 160

Net assets
Accumulation units	$ 1	$ 584	$ 3	$ -	$ 160
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1	$ 584	$ 3	$ -	$ 160

Total number of mutual fund shares	53	57,551	264	18	14,878

Cost of mutual fund shares	$ 1	$ 526	$ 3	$ -	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason	Mason	Mason
			ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 378	$ 30,952	$ 91	$ 119,159	$ 194
Total assets	378	30,952	91	119,159	194
Net assets	$ 378	$ 30,952	$ 91	$ 119,159	$ 194

Net assets
Accumulation units	$ 378	$ 29,749	$ 91	$ 118,224	$ 194
Contracts in payout (annuitization)	-	1,203	-	935	-
Total net assets	$ 378	$ 30,952	$ 91	$ 119,159	$ 194

Total number of mutual fund shares	27,408	2,229,999	1,975	2,463,492	4,092

Cost of mutual fund shares	$ 333	$ 30,580	$ 58	$ 92,231	$ 160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Global Strategic Global Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 483	$ 591,369	$ 647	$ 471	$ 154,688
Total assets	483	591,369	647	471	154,688
Net assets	$ 483	$ 591,369	$ 647	$ 471	$ 154,688

Net assets
Accumulation units	$ 483	$ 587,977	$ 647	$ 471	$ 150,237
Contracts in payout (annuitization)	-	3,392	-	-	4,451
Total net assets	$ 483	$ 591,369	$ 647	$ 471	$ 154,688

Total number of mutual fund shares	35,862	42,605,870	47,893	40,320	13,142,558

Cost of mutual fund shares	$ 391	$ 540,479	$ 612	$ 436	$ 139,661

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING
Oppenheimer
	Global Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370
Total assets	1,077	1,991	227,651	17,901	370
Net assets	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370

Net assets
Accumulation units	$ 1,064	$ 1,991	$ 221,436	$ 16,641	$ 370
Contracts in payout (annuitization)	13	-	6,215	1,260	-
Total net assets	$ 1,077	$ 1,991	$ 227,651	$ 17,901	$ 370

Total number of mutual fund shares	91,554	167,485	18,907,871	1,592,658	32,969

Cost of mutual fund shares	$ 923	$ 1,954	$ 219,473	$ 15,035	$ 321

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539
Total assets	512	58,754	14,738	351	86,539
Net assets	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539

Net assets
Accumulation units	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 512	$ 58,754	$ 14,738	$ 351	$ 86,539

Total number of mutual fund shares	46,902	5,317,126	1,359,567	31,932	7,789,320

Cost of mutual fund shares	$ 496	$ 56,749	$ 14,277	$ 328	$ 82,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80
Total assets	20,208	379	70,002	17,154	80
Net assets	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80

Net assets
Accumulation units	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,208	$ 379	$ 70,002	$ 17,154	$ 80

Total number of mutual fund shares	1,850,580	33,860	6,183,952	1,548,164	7,090

Cost of mutual fund shares	$ 19,105	$ 348	$ 65,031	$ 16,057	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Growth
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246
Total assets	49,958	13,890	222	174	1,246
Net assets	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246

Net assets
Accumulation units	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49,958	$ 13,890	$ 222	$ 174	$ 1,246

Total number of mutual fund shares	4,382,294	1,235,724	19,523	15,381	135,102

Cost of mutual fund shares	$ 45,547	$ 12,898	$ 209	$ 156	$ 1,062

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING T. Rowe
Price
	ING Solution	ING Solution	ING Solution	ING Solution	Diversified Mid
	Income	Income	Income	Moderate	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451
Total assets	998	12,512	5,049	2,487	451
Net assets	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451

Net assets
Accumulation units	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 998	$ 12,512	$ 5,049	$ 2,487	$ 451

Total number of mutual fund shares	92,174	1,141,575	469,683	250,918	54,696

Cost of mutual fund shares	$ 934	$ 11,963	$ 4,967	$ 2,149	$ 375

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022
Total assets	345,307	562	1,195	223,428	2,022
Net assets	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022

Net assets
Accumulation units	$ 343,047	$ 562	$ 1,195	$ 222,165	$ 2,022
Contracts in payout (annuitization)	2,260	-	-	1,263	-
Total net assets	$ 345,307	$ 562	$ 1,195	$ 223,428	$ 2,022

Total number of mutual fund shares	40,151,935	66,543	22,358	4,100,357	37,502

Cost of mutual fund shares	$ 307,040	$ 436	$ 1,034	$ 187,794	$ 1,828

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 324	$ 96,382	$ 88	$ 383	$ 93,417
Total assets	324	96,382	88	383	93,417
Net assets	$ 324	$ 96,382	$ 88	$ 383	$ 93,417

Net assets
Accumulation units	$ 324	$ 93,709	$ 88	$ 383	$ 92,481
Contracts in payout (annuitization)	-	2,673	-	-	936
Total net assets	$ 324	$ 96,382	$ 88	$ 383	$ 93,417

Total number of mutual fund shares	29,519	8,722,348	7,961	12,289	2,921,116

Cost of mutual fund shares	$ 311	$ 108,260	$ 73	$ 371	$ 78,971

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	Large Cap	Large Cap	Large Cap	Kampen	Kampen
	Equity	Equity	Equity	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 75	$ 78,055	$ 16	$ 307	$ 52,549
Total assets	75	78,055	16	307	52,549
Net assets	$ 75	$ 78,055	$ 16	$ 307	$ 52,549

Net assets
Accumulation units	$ 75	$ 77,520	$ 16	$ 307	$ 51,189
Contracts in payout (annuitization)	-	535	-	-	1,360
Total net assets	$ 75	$ 78,055	$ 16	$ 307	$ 52,549

Total number of mutual fund shares	8,438	8,615,367	1,796	30,259	5,161,940

Cost of mutual fund shares	$ 65	$ 72,577	$ 16	$ 296	$ 57,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van	ING Van		ING Strategic
	Kampen Equity	Kampen Equity	Kampen Equity	ING Core	Allocation
	and Income	and Income	and Income	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Research Fund -	Portfolio -
	Adviser Class	Initial Class	Service Class	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 523	$ 249,741	$ 214	$ 200	$ 30,602
Total assets	523	249,741	214	200	30,602
Net assets	$ 523	$ 249,741	$ 214	$ 200	$ 30,602

Net assets
Accumulation units	$ 523	$ 245,700	$ 214	$ 200	$ 29,495
Contracts in payout (annuitization)	-	4,041	-	-	1,107
Total net assets	$ 523	$ 249,741	$ 214	$ 200	$ 30,602

Total number of mutual fund shares	15,496	7,298,087	6,306	17,183	2,939,672

Cost of mutual fund shares	$ 502	$ 244,136	$ 194	$ 181	$ 32,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467
Total assets	65,533	61,501	606	1,177,617	1,467
Net assets	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467

Net assets
Accumulation units	$ 64,871	$ 60,385	$ 606	$ 1,089,912	$ 1,467
Contracts in payout (annuitization)	662	1,116	-	87,705	-
Total net assets	$ 65,533	$ 61,501	$ 606	$ 1,177,617	$ 1,467

Total number of mutual fund shares	6,399,723	5,965,141	27,856	53,674,420	67,365

Cost of mutual fund shares	$ 78,032	$ 71,063	$ 526	$ 1,262,196	$ 1,297

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Assets
Investments in mutual funds
at fair value	$ 186	$ 1,847	$ 1,420	$ 350	$ 139
Total assets	186	1,847	1,420	350	139
Net assets	$ 186	$ 1,847	$ 1,420	$ 350	$ 139

Net assets
Accumulation units	$ 186	$ 1,847	$ 1,420	$ 350	$ 139
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 186	$ 1,847	$ 1,420	$ 350	$ 139

Total number of mutual fund shares	23,926	228,043	179,105	43,976	17,342

Cost of mutual fund shares	$ 213	$ 2,188	$ 1,679	$ 402	$ 164

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING BlackRock
Science and
			Technology	ING Index Plus	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	LargeCap	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 10	Series 11	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 63	$ 31	$ 50,430	$ 292,131	$ 348
Total assets	63	31	50,430	292,131	348
Net assets	$ 63	$ 31	$ 50,430	$ 292,131	$ 348

Net assets
Accumulation units	$ 63	$ 31	$ 50,430	$ 288,877	$ 348
Contracts in payout (annuitization)	-	-	-	3,254	-
Total net assets	$ 63	$ 31	$ 50,430	$ 292,131	$ 348

Total number of mutual fund shares	7,780	3,920	8,489,950	21,031,731	25,290

Cost of mutual fund shares	$ 74	$ 37	$ 38,949	$ 276,890	$ 338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING
	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	International
	MidCap	MidCap	SmallCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151
Total assets	307,653	590	122,910	154	20,151
Net assets	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151

Net assets
Accumulation units	$ 305,101	$ 590	$ 121,408	$ 154	$ 19,519
Contracts in payout (annuitization)	2,552	-	1,502	-	632
Total net assets	$ 307,653	$ 590	$ 122,910	$ 154	$ 20,151

Total number of mutual fund shares	19,835,793	38,485	8,741,819	11,056	2,359,550

Cost of mutual fund shares	$ 322,635	$ 466	$ 131,373	$ 103	$ 17,948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	International	Large Cap	Large Cap	Large Cap	Large Cap
	Index	Growth Index	Growth Index	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 13	$ 3,841	$ 508	$ 11,717	$ 10
Total assets	13	3,841	508	11,717	10
Net assets	$ 13	$ 3,841	$ 508	$ 11,717	$ 10

Net assets
Accumulation units	$ 13	$ 3,810	$ 508	$ 11,717	$ -
Contracts in payout (annuitization)	-	31	-	-	10
Total net assets	$ 13	$ 3,841	$ 508	$ 11,717	$ 10

Total number of mutual fund shares	1,507	266,938	35,422	1,210,428	1,003

Cost of mutual fund shares	$ 12	$ 3,303	$ 409	$ 9,650	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	Small Cap
	Value Index	Value Index	Growth Index	Mid Cap Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262
Total assets	145	2,346	4,652	6,503	5,262
Net assets	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262

Net assets
Accumulation units	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 145	$ 2,346	$ 4,652	$ 6,503	$ 5,262

Total number of mutual fund shares	11,529	186,641	284,889	562,035	426,403

Cost of mutual fund shares	$ 137	$ 2,239	$ 3,591	$ 4,739	$ 4,239

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263
Total assets	129,660	149	5,363	84,378	263
Net assets	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263

Net assets
Accumulation units	$ 127,974	$ 149	$ 5,363	$ 81,856	$ 263
Contracts in payout (annuitization)	1,686	-	-	2,522	-
Total net assets	$ 129,660	$ 149	$ 5,363	$ 84,378	$ 263

Total number of mutual fund shares	7,069,802	8,249	499,391	9,938,520	30,428

Cost of mutual fund shares	$ 128,216	$ 122	$ 5,324	$ 114,492	$ 283

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Opportunities	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Fund -
	Class I	Class S	Class I	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115
Total assets	23,611	2,514	20,701	213	5,115
Net assets	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115

Net assets
Accumulation units	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23,611	$ 2,514	$ 20,701	$ 213	$ 5,115

Total number of mutual fund shares	2,019,757	219,383	972,772	10,231	220,740

Cost of mutual fund shares	$ 18,903	$ 2,020	$ 17,480	$ 164	$ 4,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Invesco V.I.
		Invesco Global	Invesco U.S.	Invesco Van	Capital
	Invesco Small	Health Care	Small Cap	Kampen Small	Appreciation
	Cap Growth	Fund - Investor	Value Fund -	Cap Value	Fund - Series I
	Fund - Class A	Class	Class Y	Fund - Class A	Shares
Assets
Investments in mutual funds
at fair value	$ 42	$ 183	$ 5,835	$ 120	$ 22,362
Total assets	42	183	5,835	120	22,362
Net assets	$ 42	$ 183	$ 5,835	$ 120	$ 22,362

Net assets
Accumulation units	$ 42	$ 183	$ 5,835	$ 120	$ 22,325
Contracts in payout (annuitization)	-	-	-	-	37
Total net assets	$ 42	$ 183	$ 5,835	$ 120	$ 22,362

Total number of mutual fund shares	1,460	6,844	216,506	6,649	959,742

Cost of mutual fund shares	$ 37	$ 172	$ 4,793	$ 107	$ 24,201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Janus Aspen
		Janus Aspen	Series	Janus Aspen	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible	Series Janus
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 38,408	$ 242	$ 363	$ 66	$ 82
Total assets	38,408	242	363	66	82
Net assets	$ 38,408	$ 242	$ 363	$ 66	$ 82

Net assets
Accumulation units	$ 37,782	$ 242	$ 363	$ 66	$ 82
Contracts in payout (annuitization)	626	-	-	-	-
Total net assets	$ 38,408	$ 242	$ 363	$ 66	$ 82

Total number of mutual fund shares	1,420,925	8,546	9,375	5,201	3,399

Cost of mutual fund shares	$ 35,029	$ 235	$ 324	$ 61	$ 80

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Janus Aspen
	Series	Lazard
	Worldwide	Emerging	Lazard U.S.		Loomis Sayles
	Portfolio -	Markets Equity	Mid Cap Equity		Small Cap
	Institutional	Portfolio - Open	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 164	$ -	$ 2,566	$ 316	$ 4,646
Total assets	164	-	2,566	316	4,646
Net assets	$ 164	$ -	$ 2,566	$ 316	$ 4,646

Net assets
Accumulation units	$ 164	$ -	$ 2,566	$ 316	$ 4,646
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 164	$ -	$ 2,566	$ 316	$ 4,646

Total number of mutual fund shares	5,451	9	206,095	19,002	176,136

Cost of mutual fund shares	$ 160	$ -	$ 2,140	$ 263	$ 3,477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -
	Developing	Core Fixed	Mid-Cap Value	Small-Cap	Mid-Cap Value
	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -	Portfolio -
	Inc. - Class A	Class A	Class A	Class A	Class VC
Assets
Investments in mutual funds
at fair value	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339
Total assets	19	4	1,451	1,751	98,339
Net assets	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339

Net assets
Accumulation units	$ 19	$ 4	$ 1,451	$ 1,751	$ 97,462
Contracts in payout (annuitization)	-	-	-	-	877
Total net assets	$ 19	$ 4	$ 1,451	$ 1,751	$ 98,339

Total number of mutual fund shares	910	350	88,257	55,701	5,938,375

Cost of mutual fund shares	$ 17	$ 4	$ 1,454	$ 1,530	$ 111,042

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Neuberger
	Massachusetts	Berman Socially			Oppenheimer
	Investors	Responsive	New Perspective	New Perspective	Capital
	Growth Stock	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Fund - Class A	Class	Class R-3	Class R-4	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456
Total assets	371	7,130	4,250	72,675	456
Net assets	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456

Net assets
Accumulation units	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 371	$ 7,130	$ 4,250	$ 72,675	$ 456

Total number of mutual fund shares	24,339	408,571	150,869	2,563,495	10,461

Cost of mutual fund shares	$ 315	$ 6,010	$ 4,060	$ 69,540	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Oppenheimer	Oppenheimer
	Markets Fund -	Minerals Fund -	Bond Fund -	Global	Main Street
	Class A	Class A	Class A	Securities/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 325,715	$ 38	$ 52	$ 281	$ 74
Total assets	325,715	38	52	281	74
Net assets	$ 325,715	$ 38	$ 52	$ 281	$ 74

Net assets
Accumulation units	$ 325,715	$ 38	$ 52	$ 281	$ -
Contracts in payout (annuitization)	-	-	-	-	74
Total net assets	$ 325,715	$ 38	$ 52	$ 281	$ 74

Total number of mutual fund shares	8,931,040	754	7,922	9,288	3,563

Cost of mutual fund shares	$ 261,678	$ 38	$ 52	$ 276	$ 78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

				Pax World	PIMCO Real
	Oppenheimer	Oppenheimer		Balanced	Return
	Main Street	Small- & Mid-	Oppenheimer	Fund -	Portfolio -
	Small Cap	Cap Growth	Strategic Bond	Individual	Administrative
	Fund®/VA	Fund/VA	Fund/VA	Investor Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235
Total assets	10,224	15	112	52,720	158,235
Net assets	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235

Net assets
Accumulation units	$ 10,224	$ -	$ 112	$ 52,720	$ 158,235
Contracts in payout (annuitization)	-	15	-	-	-
Total net assets	$ 10,224	$ 15	$ 112	$ 52,720	$ 158,235

Total number of mutual fund shares	578,947	316	20,118	2,357,798	12,042,237

Cost of mutual fund shares	$ 8,556	$ 17	$ 104	$ 54,519	$ 152,755

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		Pioneer		Columbia	Columbia
		Emerging	Pioneer High	Diversified	Diversified
	Pioneer High	Markets VCT	Yield VCT	Equity Income	Equity Income
	Yield Fund -	Portfolio -	Portfolio -	Fund -	Fund -
	Class A	Class I	Class I	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329
Total assets	4,956	28,736	22,990	160	5,329
Net assets	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329

Net assets
Accumulation units	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,956	$ 28,736	$ 22,990	$ 160	$ 5,329

Total number of mutual fund shares	487,793	911,672	2,160,668	15,852	527,139

Cost of mutual fund shares	$ 4,353	$ 23,661	$ 20,954	$ 141	$ 4,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -	Global Bond
	Class R-4	Fund - R Class	Advisor Class	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794
Total assets	6,996	803	163	1,103	207,794
Net assets	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794

Net assets
Accumulation units	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,996	$ 803	$ 163	$ 1,103	$ 207,794

Total number of mutual fund shares	181,190	34,327	7,050	158,017	15,290,192

Cost of mutual fund shares	$ 6,110	$ 684	$ 147	$ 866	$ 183,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Small Company
	Diversified	Equity Income	Growth	Wanger
	Value Portfolio	Portfolio	Portfolio	International	Wanger Select
Assets
Investments in mutual funds
at fair value	$ 86	$ 303	$ 110	$ 25,898	$ 102,870
Total assets	86	303	110	25,898	102,870
Net assets	$ 86	$ 303	$ 110	$ 25,898	$ 102,870

Net assets
Accumulation units	$ 86	$ 303	$ 110	$ 25,898	$ 102,870
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 86	$ 303	$ 110	$ 25,898	$ 102,870

Total number of mutual fund shares	7,007	20,527	6,211	716,202	3,548,461

Cost of mutual fund shares	$ 94	$ 312	$ 96	$ 21,328	$ 88,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		Washington	Washington	Wells Fargo	Wells Fargo
		Mutual	Mutual	Advantage	Advantage
		Investors	Investors	Small Cap	Special Small
		FundSM, Inc. -	FundSM, Inc. -	Value Fund -	Cap Values
	Wanger USA	Class R-3	Class R-4	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165
Total assets	35,896	4,515	82,473	118	99,165
Net assets	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165

Net assets
Accumulation units	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 35,896	$ 4,515	$ 82,473	$ 118	$ 99,165

Total number of mutual fund shares	1,060,123	166,847	3,041,051	3,674	4,546,773

Cost of mutual fund shares	$ 31,972	$ 4,764	$ 89,296	$ 99	$ 104,893

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			AllianceBernstein
		AllianceBernstein	Growth and	Allianz NFJ
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ 6
Total investment income	-	1	-	6
Expenses:
Mortality, expense risk and
other charges	14	2	5	2
Total expenses	14	2	5	2
Net investment income (loss)	(14)	(1)	(5)	4
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	(29)	(67)	3
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	57	(29)	(67)	3
Net unrealized appreciation
(depreciation) of investments	72	51	121	22
Net realized and unrealized gain (loss)
on investments	129	22	54	25
Net increase (decrease) in net assets
resulting from operations	$ 115	$ 21	$ 49	$ 29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ			American
	Value Fund -	Small-Cap			Balanced
	Institutional	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class	Class A	Fund	Fund	Class R-3
Net investment income (loss)
Income:
Dividends	$ 40	$ 5	$ 4	$ 306	$ 109
Total investment income	40	5	4	306	109
Expenses:
Mortality, expense risk and
other charges	-	5	101	186	44
Total expenses	-	5	101	186	44
Net investment income (loss)	40	-	(97)	120	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	128	(55)	95	138	(91)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	128	(55)	95	138	(91)
Net unrealized appreciation
(depreciation) of investments	34	138	1,911	2,578	695
Net realized and unrealized gain (loss)
on investments	162	83	2,006	2,716	604
Net increase (decrease) in net assets
resulting from operations	$ 202	$ 83	$ 1,909	$ 2,836	$ 669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	American
	Century
	Inflation-	American			Artisan
	Adjusted Bond	Century Income	Ariel		International
	Fund - Investor	& Growth	Appreciation		Fund - Investor
	Class	Fund - A Class	Fund	Ariel Fund	Shares
Net investment income (loss)
Income:
Dividends	$ 337	$ 56	$ -	$ -	$ 20
Total investment income	337	56	-	-	20
Expenses:
Mortality, expense risk and
other charges	141	47	7	18	22
Total expenses	141	47	7	18	22
Net investment income (loss)	196	9	(7)	(18)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	234	(308)	(32)	42	157
Capital gains distributions	97	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	331	(308)	(32)	42	157
Net unrealized appreciation
(depreciation) of investments	30	862	165	393	(37)
Net realized and unrealized gain (loss)
on investments	361	554	133	435	120
Net increase (decrease) in net assets
resulting from operations	$ 557	$ 563	$ 126	$ 417	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Optimum	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced
	Class N	A Shares	A Shares	Inc. - Class R-4	Portfolio
Net investment income (loss)
Income:
Dividends	$ 7	$ 2	$ -	$ 286	$ 617
Total investment income	7	2	-	286	617
Expenses:
Mortality, expense risk and
other charges	6	-	24	76	443
Total expenses	6	-	24	76	443
Net investment income (loss)	1	2	(24)	210	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	-	68	290	149
Capital gains distributions	7	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13	-	68	290	149
Net unrealized appreciation
(depreciation) of investments	271	18	496	(77)	4,179
Net realized and unrealized gain (loss)
on investments	284	18	564	213	4,328
Net increase (decrease) in net assets
resulting from operations	$ 285	$ 20	$ 540	$ 423	$ 4,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Capital World
	Growth &	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid
	Income FundSM,	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Inc. - Class R-3	Class A	Class Z	Fund - Class A	Fund - Class Z
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 8	$ 41	$ 30
Total investment income	5	-	8	41	30
Expenses:
Mortality, expense risk and
other charges	1	-	-	30	-
Total expenses	1	-	-	30	-
Net investment income (loss)	4	-	8	11	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	214	187	263
Capital gains distributions	1	-	184	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	398	187	263
Net unrealized appreciation
(depreciation) of investments	30	1	715	469	141
Net realized and unrealized gain (loss)
on investments	31	1	1,113	656	404
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 1	$ 1,121	$ 667	$ 434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				Eaton Vance	EuroPacific
	CRM Mid Cap	Dodge & Cox	DWS Equity	Large-Cap	Growth
	Value Fund -	International	500 Index	Value Fund -	Fund® -
	Investor Shares	Stock Fund	Fund - Class S	Class R	Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 5	$ -	$ 146
Total investment income	1	-	5	-	146
Expenses:
Mortality, expense risk and
other charges	1	-	3	-	64
Total expenses	1	-	3	-	64
Net investment income (loss)	-	-	2	-	82

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	(1)	2	(322)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	(1)	2	(322)
Net unrealized appreciation
(depreciation) of investments	25	-	39	3	1,281
Net realized and unrealized gain (loss)
on investments	30	-	38	5	959
Net increase (decrease) in net assets
resulting from operations	$ 30	$ -	$ 40	$ 5	$ 1,041

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Fidelity®
	EuroPacific	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	Insights Fund	- Equity-Income	Growth	High Income
	Fund® -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class R-4	Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3,911	$ -	$ 4,774	$ 716	$ 737
Total investment income	3,911	-	4,774	716	737
Expenses:
Mortality, expense risk and
other charges	2,242	-	2,536	1,943	95
Total expenses	2,242	-	2,536	1,943	95
Net investment income (loss)	1,669	-	2,238	(1,227)	642

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(278)	-	(1,687)	(5,747)	(438)
Capital gains distributions	-	-	-	515	-
Total realized gain (loss) on investments
and capital gains distributions	(278)	-	(1,687)	(5,232)	(438)
Net unrealized appreciation
(depreciation) of investments	20,141	4	34,314	48,430	964
Net realized and unrealized gain (loss)
on investments	19,863	4	32,627	43,198	526
Net increase (decrease) in net assets
resulting from operations	$ 21,532	$ 4	$ 34,865	$ 41,971	$ 1,168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 470	$ 12,055	$ 1,919	$ 67	$ 351
Total investment income	470	12,055	1,919	67	351
Expenses:
Mortality, expense risk and
other charges	321	9,012	967	-	201
Total expenses	321	9,012	967	-	201
Net investment income (loss)	149	3,043	952	67	150

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,060)	301	(450)	(161)	113
Capital gains distributions	64	438	1,804	53	106
Total realized gain (loss) on investments
and capital gains distributions	(1,996)	739	1,354	(108)	219
Net unrealized appreciation
(depreciation) of investments	5,618	143,841	10,629	4,383	2,184
Net realized and unrealized gain (loss)
on investments	3,622	144,580	11,983	4,275	2,403
Net increase (decrease) in net assets
resulting from operations	$ 3,771	$ 147,623	$ 12,935	$ 4,342	$ 2,553

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 58	$ -	$ 761	$ 7	$ 387
Total investment income	58	-	761	7	387
Expenses:
Mortality, expense risk and
other charges	23	5	866	4	250
Total expenses	23	5	866	4	250
Net investment income (loss)	35	(5)	(105)	3	137

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	(52)	(1,773)	31	(241)
Capital gains distributions	-	-	-	2	77
Total realized gain (loss) on investments
and capital gains distributions	(28)	(52)	(1,773)	33	(164)
Net unrealized appreciation
(depreciation) of investments	350	199	25,893	48	3,646
Net realized and unrealized gain (loss)
on investments	322	147	24,120	81	3,482
Net increase (decrease) in net assets
resulting from operations	$ 357	$ 142	$ 24,015	$ 84	$ 3,619

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford	The Income
	Fund of	Fund of	Capital	Dividend And	Fund of
	America® -	America® -	Appreciation	Growth Fund -	America® -
	Class R-3	Class R-4	Fund - Class R4	Class R4	Class R-3
Net investment income (loss)
Income:
Dividends	$ 98	$ 2,587	$ -	$ -	$ 71
Total investment income	98	2,587	-	-	71
Expenses:
Mortality, expense risk and
other charges	103	2,570	-	-	13
Total expenses	103	2,570	-	-	13
Net investment income (loss)	(5)	17	-	-	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(328)	424	10	3	(147)
Capital gains distributions	-	-	-	-	10
Total realized gain (loss) on investments
and capital gains distributions	(328)	424	10	3	(137)
Net unrealized appreciation
(depreciation) of investments	2,093	31,468	7	3	269
Net realized and unrealized gain (loss)
on investments	1,765	31,892	17	6	132
Net increase (decrease) in net assets
resulting from operations	$ 1,760	$ 31,909	$ 17	$ 6	$ 190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING	ING
	ING Balanced		ING GNMA	Intermediate	Intermediate
	Portfolio -	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -
	Class I	Fund - Class A	Class A	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 9,575	$ 42	$ 179	$ 203	$ 19,263
Total investment income	9,575	42	179	203	19,263
Expenses:
Mortality, expense risk and
other charges	3,652	11	34	25	3,748
Total expenses	3,652	11	34	25	3,748
Net investment income (loss)	5,923	31	145	178	15,515

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,415)	(213)	123	(67)	(7,111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(10,415)	(213)	123	(67)	(7,111)
Net unrealized appreciation
(depreciation) of investments	45,719	595	(40)	224	25,001
Net realized and unrealized gain (loss)
on investments	35,304	382	83	157	17,890
Net increase (decrease) in net assets
resulting from operations	$ 41,227	$ 413	$ 228	$ 335	$ 33,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock	ING BlackRock
	ING	ING Artio	Growth	Large Cap	Large Cap
	Intermediate	Foreign	Portfolio -	Growth	Growth
	Bond Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class S	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 25	$ -	$ 379	$ -	$ -
Total investment income	25	-	379	-	-
Expenses:
Mortality, expense risk and
other charges	2	327	808	1	1
Total expenses	2	327	808	1	1
Net investment income (loss)	23	(327)	(429)	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(4,263)	(3,264)	24	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(4,263)	(3,264)	24	(2)
Net unrealized appreciation
(depreciation) of investments	16	6,190	13,099	(5)	24
Net realized and unrealized gain (loss)
on investments	13	1,927	9,835	19	22
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 1,600	$ 9,406	$ 18	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion			ING Global
	Estate	Real Estate	ING Clarion	ING FMRSM	Resources
	Portfolio -	Portfolio -	Real Estate	Diversified Mid	Portfolio -
	Institutional	Institutional	Portfolio -	Cap Portfolio -	Institutional
	Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 4,788	$ 59	$ 1,142	$ 81	$ -
Total investment income	4,788	59	1,142	81	-
Expenses:
Mortality, expense risk and
other charges	483	16	282	435	-
Total expenses	483	16	282	435	-
Net investment income (loss)	4,305	43	860	(354)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(757)	196	(4,332)	(231)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(757)	196	(4,332)	(231)	-
Net unrealized appreciation
(depreciation) of investments	4,316	78	11,063	13,243	6
Net realized and unrealized gain (loss)
on investments	3,559	274	6,731	13,012	6
Net increase (decrease) in net assets
resulting from operations	$ 7,864	$ 317	$ 7,591	$ 12,658	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,029	$ -	$ 2	$ 261	$ 153
Total investment income	1,029	-	2	261	153
Expenses:
Mortality, expense risk and
other charges	1,059	114	1	348	301
Total expenses	1,059	114	1	348	301
Net investment income (loss)	(30)	(114)	1	(87)	(148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,227)	(872)	101	421	(602)
Capital gains distributions	-	-	22	1,980	1,653
Total realized gain (loss) on investments
and capital gains distributions	(2,227)	(872)	123	2,401	1,051
Net unrealized appreciation
(depreciation) of investments	23,964	2,984	(67)	3,861	4,289
Net realized and unrealized gain (loss)
on investments	21,737	2,112	56	6,262	5,340
Net increase (decrease) in net assets
resulting from operations	$ 21,707	$ 1,998	$ 57	$ 6,175	$ 5,192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING Lord
	ING JPMorgan		Abbett Growth	ING Lord	ING Marsico
	Small Cap Core	ING Large Cap	and Income	Abbett Growth	Growth
	Equity	Growth	Portfolio -	and Income	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 14	$ 6	$ 660	$ 4	$ 57
Total investment income	14	6	660	4	57
Expenses:
Mortality, expense risk and
other charges	40	8	758	4	72
Total expenses	40	8	758	4	72
Net investment income (loss)	(26)	(2)	(98)	-	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(274)	74	(5,047)	(30)	(276)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(274)	74	(5,047)	(30)	(276)
Net unrealized appreciation
(depreciation) of investments	1,432	298	17,548	142	1,675
Net realized and unrealized gain (loss)
on investments	1,158	372	12,501	112	1,399
Net increase (decrease) in net assets
resulting from operations	$ 1,132	$ 370	$ 12,403	$ 112	$ 1,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Marsico	ING Marsico		ING MFS Total
	ING Marsico	International	International	ING MFS Total	Return
	Growth	Opportunities	Opportunities	Return	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Adviser Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 114	$ 4	$ 267
Total investment income	2	1	114	4	267
Expenses:
Mortality, expense risk and
other charges	3	-	75	3	570
Total expenses	3	-	75	3	570
Net investment income (loss)	(1)	1	39	1	(303)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	2	(1,557)	(11)	(1,760)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	2	(1,557)	(11)	(1,760)
Net unrealized appreciation
(depreciation) of investments	85	9	2,407	97	7,173
Net realized and unrealized gain (loss)
on investments	81	11	850	86	5,413
Net increase (decrease) in net assets
resulting from operations	$ 80	$ 12	$ 889	$ 87	$ 5,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING PIMCO		ING Pioneer
	ING MFS Total	ING MFS	High Yield	ING PIMCO	Equity Income
	Return	Utilities	Portfolio -	High Yield	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 115	$ 945	$ 375	$ 1,204	$ 3,271
Total investment income	115	945	375	1,204	3,271
Expenses:
Mortality, expense risk and
other charges	267	330	48	150	1,164
Total expenses	267	330	48	150	1,164
Net investment income (loss)	(152)	615	327	1,054	2,107

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,270)	(1,630)	339	98	(5,026)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,270)	(1,630)	339	98	(5,026)
Net unrealized appreciation
(depreciation) of investments	3,542	5,171	(77)	816	24,432
Net realized and unrealized gain (loss)
on investments	2,272	3,541	262	914	19,406
Net increase (decrease) in net assets
resulting from operations	$ 2,120	$ 4,156	$ 589	$ 1,968	$ 21,513

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				ING Pioneer
	ING Pioneer	ING Pioneer		Mid Cap Value	ING Pioneer
	Equity Income	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Fund Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 239	$ 5	$ 986	$ 3
Total investment income	-	239	5	986	3
Expenses:
Mortality, expense risk and
other charges	-	120	3	776	2
Total expenses	-	120	3	776	2
Net investment income (loss)	-	119	2	210	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(533)	(8)	(2,637)	(16)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(533)	(8)	(2,637)	(16)
Net unrealized appreciation
(depreciation) of investments	-	2,908	66	16,329	75
Net realized and unrealized gain (loss)
on investments	-	2,375	58	13,692	59
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2,494	$ 60	$ 13,902	$ 60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,316	$ 18	$ 1,676	$ 12	$ 53
Total investment income	5,316	18	1,676	12	53
Expenses:
Mortality, expense risk and
other charges	2,651	5	902	6	36
Total expenses	2,651	5	902	6	36
Net investment income (loss)	2,665	13	774	6	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,355)	(182)	(8,294)	(66)	(356)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,355)	(182)	(8,294)	(66)	(356)
Net unrealized appreciation
(depreciation) of investments	38,194	340	20,675	107	564
Net realized and unrealized gain (loss)
on investments	35,839	158	12,381	41	208
Net increase (decrease) in net assets
resulting from operations	$ 38,504	$ 171	$ 13,155	$ 47	$ 225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small	ING Money
	Index Portfolio -	Income	HealthCare	Cap Disciplined	Market
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Class I
Net investment income (loss)
Income:
Dividends	$ 88	$ 49	$ -	$ 15	$ 89
Total investment income	88	49	-	15	89
Expenses:
Mortality, expense risk and
other charges	5	168	82	11	3,055
Total expenses	5	168	82	11	3,055
Net investment income (loss)	83	(119)	(82)	4	(2,966)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	(1,307)	(395)	137	-
Capital gains distributions	-	-	-	-	840
Total realized gain (loss) on investments
and capital gains distributions	(35)	(1,307)	(395)	137	840
Net unrealized appreciation
(depreciation) of investments	723	3,672	1,056	(288)	-
Net realized and unrealized gain (loss)
on investments	688	2,365	661	(151)	840
Net increase (decrease) in net assets
resulting from operations	$ 771	$ 2,246	$ 579	$ (147)	$ (2,126)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING	ING American	ING American
		International	International	Century Small-	Century Small-
	ING Global	Capital	SmallCap	Mid Cap Value	Mid Cap Value
	Real Estate	Appreciation	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 7	$ 1	$ 447
Total investment income	1	-	7	1	447
Expenses:
Mortality, expense risk and
other charges	-	-	4	-	330
Total expenses	-	-	4	-	330
Net investment income (loss)	1	-	3	1	117

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(353)	(1)	(1,193)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(353)	(1)	(1,193)
Net unrealized appreciation
(depreciation) of investments	5	1	709	13	8,757
Net realized and unrealized gain (loss)
on investments	5	1	356	12	7,564
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 1	$ 359	$ 13	$ 7,681

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia	ING Columbia
		Small Cap	Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value	Value
	Asset Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 25
Total investment income	-	-	-	-	25
Expenses:
Mortality, expense risk and
other charges	16	4	890	-	18
Total expenses	16	4	890	-	18
Net investment income (loss)	(16)	(4)	(890)	-	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(5)	1,891	-	(51)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(252)	(5)	1,891	-	(51)
Net unrealized appreciation
(depreciation) of investments	244	258	23,742	5	459
Net realized and unrealized gain (loss)
on investments	(8)	253	25,633	5	408
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ 249	$ 24,743	$ 5	$ 415

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Davis New	ING Fidelity®	ING Index	ING Index	ING Index
	York Venture	VIP Mid Cap	Solution 2015	Solution 2015	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 55	$ 62	$ -	$ -	$ 1
Total investment income	55	62	-	-	1
Expenses:
Mortality, expense risk and
other charges	123	58	1	-	3
Total expenses	123	58	1	-	3
Net investment income (loss)	(68)	4	(1)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(298)	(476)	24	-	(3)
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	(298)	(476)	24	-	(1)
Net unrealized appreciation
(depreciation) of investments	1,759	3,355	(9)	3	31
Net realized and unrealized gain (loss)
on investments	1,461	2,879	15	3	30
Net increase (decrease) in net assets
resulting from operations	$ 1,393	$ 2,883	$ 14	$ 3	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2	$ -	$ -
Total investment income	-	-	2	-	-
Expenses:
Mortality, expense risk and
other charges	2	-	7	1	-
Total expenses	2	-	7	1	-
Net investment income (loss)	(2)	-	(5)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	-	(12)	84	-
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	135	-	(11)	84	-
Net unrealized appreciation
(depreciation) of investments	(82)	1	110	(60)	1
Net realized and unrealized gain (loss)
on investments	53	1	99	24	1
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 1	$ 94	$ 23	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	5	-	-	2	-
Total expenses	5	-	-	2	-
Net investment income (loss)	(5)	-	-	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	28	-	-	-
Capital gains distributions	1	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	28	-	1	-
Net unrealized appreciation
(depreciation) of investments	99	(17)	-	58	-
Net realized and unrealized gain (loss)
on investments	97	11	-	59	-
Net increase (decrease) in net assets
resulting from operations	$ 92	$ 11	$ -	$ 57	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan	ING JPMorgan
	Solution 2055	Solution Income	Solution Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service 2 Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 2	$ 220
Total investment income	-	-	1	2	220
Expenses:
Mortality, expense risk and
other charges	-	-	1	1	276
Total expenses	-	-	1	1	276
Net investment income (loss)	-	-	-	1	(56)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	7	(1)	(9)	(708)
Capital gains distributions	-	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	7	-	(9)	(708)
Net unrealized appreciation
(depreciation) of investments	-	(5)	5	75	6,399
Net realized and unrealized gain (loss)
on investments	-	2	5	66	5,691
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2	$ 5	$ 67	$ 5,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Legg	ING Legg	ING Legg
	Mason	Mason	Mason
	ClearBridge	ClearBridge	ClearBridge	ING	ING
	Aggressive	Aggressive	Aggressive	Oppenheimer	Oppenheimer
	Growth	Growth	Growth	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 6	$ 8,963
Total investment income	-	-	-	6	8,963
Expenses:
Mortality, expense risk and
other charges	-	1,074	1	1	5,358
Total expenses	-	1,074	1	1	5,358
Net investment income (loss)	-	(1,074)	(1)	5	3,605

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	(1,782)	(4)	(13)	1,619
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	10	(1,782)	(4)	(13)	1,619
Net unrealized appreciation
(depreciation) of investments	7	25,422	41	69	72,360
Net realized and unrealized gain (loss)
on investments	17	23,640	37	56	73,979
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 22,566	$ 36	$ 61	$ 77,584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING	ING
	ING	Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Global Strategic	Global Strategic	Global Strategic	ING PIMCO
	Global	Income	Income	Income	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 8	$ 12	$ 4,457	$ 23	$ 55
Total investment income	8	12	4,457	23	55
Expenses:
Mortality, expense risk and
other charges	5	1	1,362	5	6
Total expenses	5	1	1,362	5	6
Net investment income (loss)	3	11	3,095	18	49

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	16	2,370	6	27
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	(24)	16	2,370	6	29
Net unrealized appreciation
(depreciation) of investments	102	21	14,145	78	15
Net realized and unrealized gain (loss)
on investments	78	37	16,515	84	44
Net increase (decrease) in net assets
resulting from operations	$ 81	$ 48	$ 19,610	$ 102	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6,859	$ 952	$ 15	$ 7	$ 1,217
Total investment income	6,859	952	15	7	1,217
Expenses:
Mortality, expense risk and
other charges	1,940	141	3	26	432
Total expenses	1,940	141	3	26	432
Net investment income (loss)	4,919	811	12	(19)	785

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,007	674	(2)	(345)	(546)
Capital gains distributions	279	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,286	674	(2)	(345)	(546)
Net unrealized appreciation
(depreciation) of investments	4,972	1,095	38	1,144	5,093
Net realized and unrealized gain (loss)
on investments	7,258	1,769	36	799	4,547
Net increase (decrease) in net assets
resulting from operations	$ 12,177	$ 2,580	$ 48	$ 780	$ 5,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 343	$ 5	$ 1,194	$ 330	$ 4
Total investment income	343	5	1,194	330	4
Expenses:
Mortality, expense risk and
other charges	56	33	597	73	30
Total expenses	56	33	597	73	30
Net investment income (loss)	287	(28)	597	257	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(124)	(889)	(597)	(146)	(684)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(124)	(889)	(597)	(146)	(684)
Net unrealized appreciation
(depreciation) of investments	461	2,000	9,508	1,103	1,721
Net realized and unrealized gain (loss)
on investments	337	1,111	8,911	957	1,037
Net increase (decrease) in net assets
resulting from operations	$ 624	$ 1,083	$ 9,508	$ 1,214	$ 1,011

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 730	$ 232	$ 1	$ 389	$ 137
Total investment income	730	232	1	389	137
Expenses:
Mortality, expense risk and
other charges	474	65	17	345	42
Total expenses	474	65	17	345	42
Net investment income (loss)	256	167	(16)	44	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(581)	(153)	(642)	(480)	(41)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(581)	(153)	(642)	(480)	(41)
Net unrealized appreciation
(depreciation) of investments	8,454	1,097	1,370	6,501	992
Net realized and unrealized gain (loss)
on investments	7,873	944	728	6,021	951
Net increase (decrease) in net assets
resulting from operations	$ 8,129	$ 1,111	$ 712	$ 6,065	$ 1,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 11	$ 30	$ 371
Total investment income	-	-	11	30	371
Expenses:
Mortality, expense risk and
other charges	-	-	8	15	86
Total expenses	-	-	8	15	86
Net investment income (loss)	-	-	3	15	285

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	23	(259)	(191)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	23	(259)	(191)
Net unrealized appreciation
(depreciation) of investments	13	18	94	622	827
Net realized and unrealized gain (loss)
on investments	14	18	117	363	636
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 18	$ 120	$ 378	$ 921

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 186	$ 30	$ -	$ 887	$ -
Total investment income	186	30	-	887	-
Expenses:
Mortality, expense risk and
other charges	19	16	1	2,959	2
Total expenses	19	16	1	2,959	2
Net investment income (loss)	167	14	(1)	(2,072)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	28	(12)	(904)	(22)
Capital gains distributions	-	11	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	39	(12)	(904)	(22)
Net unrealized appreciation
(depreciation) of investments	82	158	107	77,031	130
Net realized and unrealized gain (loss)
on investments	13	197	95	76,127	108
Net increase (decrease) in net assets
resulting from operations	$ 180	$ 211	$ 94	$ 74,055	$ 106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 76	$ 1	$ 5	$ 2,093
Total investment income	-	76	1	5	2,093
Expenses:
Mortality, expense risk and
other charges	4	1,973	11	1	894
Total expenses	4	1,973	11	1	894
Net investment income (loss)	(4)	(1,897)	(10)	4	1,199

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(95)	748	(18)	(7)	(2,683)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(95)	748	(18)	(7)	(2,683)
Net unrealized appreciation
(depreciation) of investments	257	31,321	303	28	8,392
Net realized and unrealized gain (loss)
on investments	162	32,069	285	21	5,709
Net increase (decrease) in net assets
resulting from operations	$ 158	$ 30,172	$ 275	$ 25	$ 6,908

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 5	$ 1,338	$ -	$ 695
Total investment income	2	5	1,338	-	695
Expenses:
Mortality, expense risk and
other charges	-	1	890	-	772
Total expenses	-	1	890	-	772
Net investment income (loss)	2	4	448	-	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(37)	(358)	(3)	(535)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(37)	(358)	(3)	(535)
Net unrealized appreciation
(depreciation) of investments	7	66	8,535	12	9,219
Net realized and unrealized gain (loss)
on investments	6	29	8,177	9	8,684
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 33	$ 8,625	$ 9	$ 8,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 670	$ 7	$ 4,462
Total investment income	-	3	670	7	4,462
Expenses:
Mortality, expense risk and
other charges	-	1	489	2	2,304
Total expenses	-	1	489	2	2,304
Net investment income (loss)	-	2	181	5	2,158

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(14)	(2,635)	(7)	(800)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(14)	(2,635)	(7)	(800)
Net unrealized appreciation
(depreciation) of investments	2	50	9,044	54	24,220
Net realized and unrealized gain (loss)
on investments	2	36	6,409	47	23,420
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 38	$ 6,590	$ 52	$ 25,578

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Core	Conservative	Growth	Moderate
	Portfolio -	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 1,314	$ 2,252	$ 2,306
Total investment income	3	1	1,314	2,252	2,306
Expenses:
Mortality, expense risk and
other charges	2	1	285	610	543
Total expenses	2	1	285	610	543
Net investment income (loss)	1	-	1,029	1,642	1,763

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	25	(2,143)	(1,495)	(2,392)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	25	(2,143)	(1,495)	(2,392)
Net unrealized appreciation
(depreciation) of investments	22	(6)	3,956	6,843	6,668
Net realized and unrealized gain (loss)
on investments	18	19	1,813	5,348	4,276
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 19	$ 2,842	$ 6,990	$ 6,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5	Series 6
Net investment income (loss)
Income:
Dividends	$ 5	$ 12,026	$ 12	$ 7	$ 41
Total investment income	5	12,026	12	7	41
Expenses:
Mortality, expense risk and
other charges	2	11,814	6	6	34
Total expenses	2	11,814	6	6	34
Net investment income (loss)	3	212	6	1	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(61,352)	(9)	(73)	(41)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(61,352)	(9)	(73)	(41)
Net unrealized appreciation
(depreciation) of investments	73	201,009	163	71	39
Net realized and unrealized gain (loss)
on investments	69	139,657	154	(2)	(2)
Net increase (decrease) in net assets
resulting from operations	$ 72	$ 139,869	$ 160	$ (1)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Net investment income (loss)
Income:
Dividends	$ 32	$ 8	$ 3	$ 2	$ 1
Total investment income	32	8	3	2	1
Expenses:
Mortality, expense risk and
other charges	22	6	2	1	1
Total expenses	22	6	2	1	1
Net investment income (loss)	10	2	1	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(2)	(2)	(2)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(87)	(2)	(2)	(2)	-
Net unrealized appreciation
(depreciation) of investments	94	3	4	3	1
Net realized and unrealized gain (loss)
on investments	7	1	2	1	1
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 3	$ 3	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 5,558	$ 7	$ 3,097	$ 5
Total investment income	-	5,558	7	3,097	5
Expenses:
Mortality, expense risk and
other charges	410	2,784	1	2,607	2
Total expenses	410	2,784	1	2,607	2
Net investment income (loss)	(410)	2,774	6	490	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,487	(2,863)	(31)	(4,782)	(47)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,487	(2,863)	(31)	(4,782)	(47)
Net unrealized appreciation
(depreciation) of investments	6,205	33,830	70	57,843	137
Net realized and unrealized gain (loss)
on investments	7,692	30,967	39	53,061	90
Net increase (decrease) in net assets
resulting from operations	$ 7,282	$ 33,741	$ 45	$ 53,551	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING		ING
	ING Index Plus	ING Index Plus	International	ING	Opportunistic
	SmallCap	SmallCap	Index	International	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 776	$ 1	$ 682	$ 1	$ 1,611
Total investment income	776	1	682	1	1,611
Expenses:
Mortality, expense risk and
other charges	1,004	-	186	-	501
Total expenses	1,004	-	186	-	501
Net investment income (loss)	(228)	1	496	1	1,110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,821)	(2)	52	-	(14,199)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,821)	(2)	52	-	(14,199)
Net unrealized appreciation
(depreciation) of investments	23,970	29	635	(1)	7,531
Net realized and unrealized gain (loss)
on investments	22,149	27	687	(1)	(6,668)
Net increase (decrease) in net assets
resulting from operations	$ 21,921	$ 28	$ 1,183	$ -	$ (5,558)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Growth Index	Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 21	$ 2	$ 348	$ -	$ 2
Total investment income	21	2	348	-	2
Expenses:
Mortality, expense risk and
other charges	31	2	96	-	2
Total expenses	31	2	96	-	2
Net investment income (loss)	(10)	-	252	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	199	7	536	-	2
Capital gains distributions	-	-	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	199	7	536	-	13
Net unrealized appreciation
(depreciation) of investments	163	48	385	1	-
Net realized and unrealized gain (loss)
on investments	362	55	921	1	13
Net increase (decrease) in net assets
resulting from operations	$ 352	$ 55	$ 1,173	$ 1	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 31	$ 11	$ 26	$ 17	$ 619
Total investment income	31	11	26	17	619
Expenses:
Mortality, expense risk and
other charges	20	33	46	33	1,088
Total expenses	20	33	46	33	1,088
Net investment income (loss)	11	(22)	(20)	(16)	(469)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	101	88	216	122	(1,173)
Capital gains distributions	209	32	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	120	216	122	(1,173)
Net unrealized appreciation
(depreciation) of investments	(124)	721	889	673	26,207
Net realized and unrealized gain (loss)
on investments	186	841	1,105	795	25,034
Net increase (decrease) in net assets
resulting from operations	$ 197	$ 819	$ 1,085	$ 779	$ 24,565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

			ING	ING
	ING Small		International	International	ING MidCap
	Company	ING U.S. Bond	Value	Value	Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 124	$ 1,937	$ 5	$ 132
Total investment income	-	124	1,937	5	132
Expenses:
Mortality, expense risk and
other charges	-	46	792	1	157
Total expenses	-	46	792	1	157
Net investment income (loss)	-	78	1,145	4	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	137	(21,063)	(34)	295
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	137	(21,063)	(34)	295
Net unrealized appreciation
(depreciation) of investments	29	(18)	20,244	34	4,338
Net realized and unrealized gain (loss)
on investments	29	119	(819)	-	4,633
Net increase (decrease) in net assets
resulting from operations	$ 29	$ 197	$ 326	$ 4	$ 4,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING MidCap	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Opportunities	Cap Core	Invesco Small
	Portfolio -	Portfolio -	Portfolio -	Equity Fund -	Cap Growth
	Class S	Class I	Class S	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ -	$ 3	$ -
Total investment income	8	-	-	3	-
Expenses:
Mortality, expense risk and
other charges	6	119	1	36	-
Total expenses	6	119	1	36	-
Net investment income (loss)	2	(119)	(1)	(33)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	(211)	(1)	150	(2)
Capital gains distributions	-	-	-	82	-
Total realized gain (loss) on investments
and capital gains distributions	20	(211)	(1)	232	(2)
Net unrealized appreciation
(depreciation) of investments	470	4,549	44	301	10
Net realized and unrealized gain (loss)
on investments	490	4,338	43	533	8
Net increase (decrease) in net assets
resulting from operations	$ 492	$ 4,219	$ 42	$ 500	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Invesco V.I.
	Invesco Global	Invesco U.S.	Invesco Van	Capital	Invesco V.I.
	Health Care	Small Cap	Kampen Small	Appreciation	Core Equity
	Fund - Investor	Value Fund -	Cap Value	Fund - Series I	Fund - Series I
	Class	Class Y	Fund - Class A	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 15	$ -	$ 154	$ 362
Total investment income	-	15	-	154	362
Expenses:
Mortality, expense risk and
other charges	2	-	1	209	379
Total expenses	2	-	1	209	379
Net investment income (loss)	(2)	15	(1)	(55)	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	252	6	(232)	1,228
Capital gains distributions	-	-	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	252	10	(232)	1,228
Net unrealized appreciation
(depreciation) of investments	11	693	8	3,102	1,794
Net realized and unrealized gain (loss)
on investments	8	945	18	2,870	3,022
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 960	$ 17	$ 2,815	$ 3,005

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		Janus Aspen			Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen	Series
	Series Balanced	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 7	$ -	$ 2	$1	$ 1
Total investment income	7	-	2	1	1
Expenses:
Mortality, expense risk and
other charges	3	4	1	1	2
Total expenses	3	4	1	1	2
Net investment income (loss)	4	(4)	1	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	1	(1)	(12)
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	3	(1)	(12)
Net unrealized appreciation
(depreciation) of investments	13	78	-	11	35
Net realized and unrealized gain (loss)
on investments	14	76	3	10	23
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 72	$ 4	$10	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Lazard
	Emerging	Lazard U.S.		Loomis Sayles	Lord Abbett
	Markets Equity	Mid Cap Equity		Small Cap	Developing
	Portfolio - Open	Portfolio - Open	LKCM Aquinas	Value Fund -	Growth Fund,
	Shares	Shares	Growth Fund	Retail Class	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ -	$ 18	$ -
Total investment income	-	16	-	18	-
Expenses:
Mortality, expense risk and
other charges	-	13	3	32	-
Total expenses	-	13	3	32	-
Net investment income (loss)	-	3	(3)	(14)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	16	2	125	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	16	2	125	-
Net unrealized appreciation
(depreciation) of investments	-	348	43	675	2
Net realized and unrealized gain (loss)
on investments	-	364	45	800	2
Net increase (decrease) in net assets
resulting from operations	$ -	$ 367	$ 42	$ 786	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Core Fixed	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors
	Income Fund -	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class A	Class VC	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ -	$ 351	$ 2
Total investment income	-	5	-	351	2
Expenses:
Mortality, expense risk and
other charges	-	12	14	854	2
Total expenses	-	12	14	854	2
Net investment income (loss)	-	(7)	(14)	(503)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(53)	(12)	(6,284)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(53)	(12)	(6,284)	(2)
Net unrealized appreciation
(depreciation) of investments	-	337	371	26,448	48
Net realized and unrealized gain (loss)
on investments	-	284	359	20,164	46
Net increase (decrease) in net assets
resulting from operations	$ -	$ 277	$ 345	$ 19,661	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 11	$ 31	$ 745	$ -	$ 435
Total investment income	11	31	745	-	435
Expenses:
Mortality, expense risk and
other charges	49	14	546	4	2,555
Total expenses	49	14	546	4	2,555
Net investment income (loss)	(38)	17	199	(4)	(2,120)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(60)	(138)	(609)	(53)	(4,373)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(60)	(138)	(609)	(53)	(4,373)
Net unrealized appreciation
(depreciation) of investments	1,143	567	8,124	88	70,004
Net realized and unrealized gain (loss)
on investments	1,083	429	7,515	35	65,631
Net increase (decrease) in net assets
resulting from operations	$ 1,045	$ 446	$ 7,714	$ 31	$ 63,511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Oppenheimer	Oppenheimer			Oppenheimer
	Gold & Special	International	Oppenheimer	Oppenheimer	Main Street
	Minerals Fund -	Bond Fund -	Global	Main Street	Small Cap
	Class A	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 4	$ 1	$ 54
Total investment income	3	1	4	1	54
Expenses:
Mortality, expense risk and
other charges	-	-	3	1	88
Total expenses	-	-	3	1	88
Net investment income (loss)	3	1	1	-	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(10)	(2)	(440)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	(10)	(2)	(440)
Net unrealized appreciation
(depreciation) of investments	(1)	-	46	12	2,334
Net realized and unrealized gain (loss)
on investments	-	-	36	10	1,894
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 37	$ 10	$ 1,860

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				PIMCO Real
	Oppenheimer		Pax World	Return
	Small- & Mid-	Oppenheimer	Balanced Fund -	Portfolio -	Pioneer High
	Cap Growth	Strategic Bond	Individual	Administrative	Yield Fund -
	Fund/VA	Fund/VA	Investor Class	Class	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ 790	$ 1,954	$ 253
Total investment income	-	9	790	1,954	253
Expenses:
Mortality, expense risk and
other charges	-	1	505	1,210	29
Total expenses	-	1	505	1,210	29
Net investment income (loss)	-	8	285	744	224

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	-	(1,725)	825	(182)
Capital gains distributions	-	-	-	1,383	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	(1,725)	2,208	(182)
Net unrealized appreciation
(depreciation) of investments	5	6	6,485	5,842	687
Net realized and unrealized gain (loss)
on investments	4	6	4,760	8,050	505
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 14	$ 5,045	$ 8,794	$ 729

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Markets VCT	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 128	$ -	$ 1,157	$ -	$ 58
Total investment income	128	-	1,157	-	58
Expenses:
Mortality, expense risk and
other charges	237	-	209	-	22
Total expenses	237	-	209	-	22
Net investment income (loss)	(109)	-	948	-	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,253)	-	(334)	-	1,606
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,253)	-	(334)	-	1,606
Net unrealized appreciation
(depreciation) of investments	7,974	-	2,684	-	(853)
Net realized and unrealized gain (loss)
on investments	3,721	-	2,350	-	753
Net increase (decrease) in net assets
resulting from operations	$ 3,612	$ -	$ 3,298	$ -	$ 789

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value	Value Fund -
	Class R-3	Class R-4	Class R-4	Fund - R Class	Advisor Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 57	$ 96	$ 10	$ 3
Total investment income	2	57	96	10	3
Expenses:
Mortality, expense risk and
other charges	1	36	45	6	1
Total expenses	1	36	45	6	1
Net investment income (loss)	1	21	51	4	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	87	565	(70)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	87	565	(70)	(2)
Net unrealized appreciation
(depreciation) of investments	2	529	434	188	21
Net realized and unrealized gain (loss)
on investments	16	616	999	118	19
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 637	$ 1,050	$ 122	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Templeton	Templeton			Small Company
	Foreign Fund -	Global Bond	Diversified	Equity Income	Growth
	Class A	Fund - Class A	Value Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 19	$ 10,010	$ 2	$ 7	$ -
Total investment income	19	10,010	2	7	-
Expenses:
Mortality, expense risk and
other charges	9	1,690	1	3	1
Total expenses	9	1,690	1	3	1
Net investment income (loss)	10	8,320	1	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(412)	1,697	(3)	(5)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(412)	1,697	(3)	(5)	(6)
Net unrealized appreciation
(depreciation) of investments	469	9,811	8	36	32
Net realized and unrealized gain (loss)
on investments	57	11,508	5	31	26
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 19,828	$ 6	$ 35	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

				Washington	Washington
				Mutual	Mutual
				Investors	Investors
	Wanger			FundSM, Inc. -	FundSM, Inc. -
	International	Wanger Select	Wanger USA	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 514	$ 451	$ -	$ 86	$ 1,796
Total investment income	514	451	-	86	1,796
Expenses:
Mortality, expense risk and
other charges	153	679	249	28	744
Total expenses	153	679	249	28	744
Net investment income (loss)	361	(228)	(249)	58	1,052

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(557)	191	(533)	(238)	(1,716)
Capital gains distributions	-	-	-	12	212
Total realized gain (loss) on investments
and capital gains distributions	(557)	191	(533)	(226)	(1,504)
Net unrealized appreciation
(depreciation) of investments	4,600	19,678	6,881	658	9,427
Net realized and unrealized gain (loss)
on investments	4,043	19,869	6,348	432	7,923
Net increase (decrease) in net assets
resulting from operations	$ 4,404	$ 19,641	$ 6,099	$ 490	$ 8,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Values
	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ -
Total investment income	1	-
Expenses:
Mortality, expense risk and
other charges	1	886
Total expenses	1	886
Net investment income (loss)	-	(886)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(4,905)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(4,905)
Net unrealized appreciation
(depreciation) of investments	20	22,926
Net realized and unrealized gain (loss)
on investments	18	18,021
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 17,135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
		Growth and	Growth and	Allianz NFJ
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value
	Fund - Class A	Class A	Class A	Fund - Class A
Net assets at January 1, 2009	$ -	$ 146	$ 371	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	11	1
Total realized gain (loss) on investments and
capital gains distributions	8	(19)	(111)	-
Net unrealized appreciation (depreciation)
of investments	77	50	175	13
Net increase (decrease) in net assets from operations	83	31	75	14
Changes from principal transactions:
Total unit transactions	981	19	(12)	120
Net increase (decrease) in assets derived from
principal transactions	981	19	(12)	120
Total increase (decrease) in net assets	1,064	50	63	134
Net assets at December 31, 2009	1,064	196	434	134

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1)	(5)	4
Total realized gain (loss) on investments and
capital gains distributions	57	(29)	(67)	3
Net unrealized appreciation (depreciation)
of investments	72	51	121	22
Net increase (decrease) in net assets from operations	115	21	49	29
Changes from principal transactions:
Total unit transactions	435	(26)	(26)	95
Net increase (decrease) in assets derived from
principal transactions	435	(26)	(26)	95
Total increase (decrease) in net assets	550	(5)	23	124
Net assets at December 31, 2010	$ 1,614	$ 191	$ 457	$ 258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Allianz NFJ
	Large-Cap	Allianz NFJ
	Value Fund -	Small-Cap
	Institutional	Value Fund -	Amana Growth	Amana Income
	Class	Class A	Fund	Fund
Net assets at January 1, 2009	$ 580	$ 336	$ 36	$ 46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	5	(14)	37
Total realized gain (loss) on investments and
capital gains distributions	(127)	(23)	16	24
Net unrealized appreciation (depreciation)
of investments	292	121	518	776
Net increase (decrease) in net assets from operations	192	103	520	837
Changes from principal transactions:
Total unit transactions	407	124	5,095	9,473
Net increase (decrease) in assets derived from
principal transactions	407	124	5,095	9,473
Total increase (decrease) in net assets	599	227	5,615	10,310
Net assets at December 31, 2009	1,179	563	5,651	10,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	40	-	(97)	120
Total realized gain (loss) on investments and
capital gains distributions	128	(55)	95	138
Net unrealized appreciation (depreciation)
of investments	34	138	1,911	2,578
Net increase (decrease) in net assets from operations	202	83	1,909	2,836
Changes from principal transactions:
Total unit transactions	498	(248)	10,440	16,215
Net increase (decrease) in assets derived from
principal transactions	498	(248)	10,440	16,215
Total increase (decrease) in net assets	700	(165)	12,349	19,051
Net assets at December 31, 2010	$ 1,879	$ 398	$ 18,000	$ 29,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		American
		Century
	American	Inflation-	American
	Balanced	Adjusted Bond	Century Income	Ariel
	Fund® -	Fund - Investor	& Growth	Appreciation
	Class R-3	Class	Fund - A Class	Fund
Net assets at January 1, 2009	$ 4,066	$ -	$ 3,705	$ 395

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	86	114	38	(4)
Total realized gain (loss) on investments and
capital gains distributions	(94)	29	(229)	(93)
Net unrealized appreciation (depreciation)
of investments	955	53	848	375
Net increase (decrease) in net assets from operations	947	196	657	278
Changes from principal transactions:
Total unit transactions	783	8,864	294	(51)
Net increase (decrease) in assets derived from
principal transactions	783	8,864	294	(51)
Total increase (decrease) in net assets	1,730	9,060	951	227
Net assets at December 31, 2009	5,796	9,060	4,656	622

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	65	196	9	(7)
Total realized gain (loss) on investments and
capital gains distributions	(91)	331	(308)	(32)
Net unrealized appreciation (depreciation)
of investments	695	30	862	165
Net increase (decrease) in net assets from operations	669	557	563	126
Changes from principal transactions:
Total unit transactions	(287)	8,350	(119)	85
Net increase (decrease) in assets derived from
principal transactions	(287)	8,350	(119)	85
Total increase (decrease) in net assets	382	8,907	444	211
Net assets at December 31, 2010	$ 6,178	$ 17,967	$ 5,100	$ 833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Artisan		BlackRock
		International	Aston/Optimum	Equity Dividend
		Fund - Investor	Mid Cap Fund -	Fund - Investor
	Ariel Fund	Shares	Class N	A Shares
Net assets at January 1, 2009	$ 638	$ 324	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	12	-	-
Total realized gain (loss) on investments and
capital gains distributions	(132)	27	-	-
Net unrealized appreciation (depreciation)
of investments	599	290	-	-
Net increase (decrease) in net assets from operations	457	329	-	-
Changes from principal transactions:
Total unit transactions	176	1,176	-	-
Net increase (decrease) in assets derived from
principal transactions	176	1,176	-	-
Total increase (decrease) in net assets	633	1,505	-	-
Net assets at December 31, 2009	1,271	1,829	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(2)	1	2
Total realized gain (loss) on investments and
capital gains distributions	42	157	13	-
Net unrealized appreciation (depreciation)
of investments	393	(37)	271	18
Net increase (decrease) in net assets from operations	417	118	285	20
Changes from principal transactions:
Total unit transactions	830	563	2,640	163
Net increase (decrease) in assets derived from
principal transactions	830	563	2,640	163
Total increase (decrease) in net assets	1,247	681	2,925	183
Net assets at December 31, 2010	$ 2,518	$ 2,510	$ 2,925	$ 183

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	BlackRock Mid
	Cap Value			Capital World
	Opportunities	The Bond Fund	Calvert VP SRI	Growth &
	Fund - Investor	of AmericaSM,	Balanced	Income FundSM,
	A Shares	Inc. - Class R-4	Portfolio	Inc. - Class R-3
Net assets at January 1, 2009	$ -	$ 1,929	$ 35,890	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	133	448	-
Total realized gain (loss) on investments and
capital gains distributions	3	(38)	(1,348)	-
Net unrealized appreciation (depreciation)
of investments	16	410	9,120	-
Net increase (decrease) in net assets from operations	18	505	8,220	-
Changes from principal transactions:
Total unit transactions	245	3,548	(1,716)	14
Net increase (decrease) in assets derived from
principal transactions	245	3,548	(1,716)	14
Total increase (decrease) in net assets	263	4,053	6,504	14
Net assets at December 31, 2009	263	5,982	42,394	14

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	210	174	4
Total realized gain (loss) on investments and
capital gains distributions	68	290	149	1
Net unrealized appreciation (depreciation)
of investments	496	(77)	4,179	30
Net increase (decrease) in net assets from operations	540	423	4,502	35
Changes from principal transactions:
Total unit transactions	3,713	1,805	(1,673)	314
Net increase (decrease) in assets derived from
principal transactions	3,713	1,805	(1,673)	314
Total increase (decrease) in net assets	4,253	2,228	2,829	349
Net assets at December 31, 2010	$ 4,516	$ 8,210	$ 45,223	$ 363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Class A	Class Z	Fund - Class A	Fund - Class Z
Net assets at January 1, 2009	$ -	$ 807	$ 1,575	$ 561

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	1	10
Total realized gain (loss) on investments and
capital gains distributions	-	(101)	(75)	(161)
Net unrealized appreciation (depreciation)
of investments	-	666	724	439
Net increase (decrease) in net assets from operations	-	570	650	288
Changes from principal transactions:
Total unit transactions	-	1,074	736	465
Net increase (decrease) in assets derived from
principal transactions	-	1,074	736	465
Total increase (decrease) in net assets	-	1,644	1,386	753
Net assets at December 31, 2009	-	2,451	2,961	1,314

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8	11	30
Total realized gain (loss) on investments and
capital gains distributions	-	398	187	263
Net unrealized appreciation (depreciation)
of investments	1	715	469	141
Net increase (decrease) in net assets from operations	1	1,121	667	434
Changes from principal transactions:
Total unit transactions	8	3,523	249	991
Net increase (decrease) in assets derived from
principal transactions	8	3,523	249	991
Total increase (decrease) in net assets	9	4,644	916	1,425
Net assets at December 31, 2010	$ 9	$ 7,095	$ 3,877	$ 2,739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				Eaton Vance
	CRM Mid Cap	Dodge & Cox	DWS Equity	Large-Cap
	Value Fund -	International	500 Index	Value Fund -
	Investor Shares	Stock Fund	Fund - Class S	Class R
Net assets at January 1, 2009	$ -	$ -	$ 168	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(8)	-
Net unrealized appreciation (depreciation)
of investments	4	-	55	-
Net increase (decrease) in net assets from operations	4	-	49	-
Changes from principal transactions:
Total unit transactions	66	-	30	13
Net increase (decrease) in assets derived from
principal transactions	66	-	30	13
Total increase (decrease) in net assets	70	-	79	13
Net assets at December 31, 2009	70	-	247	13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	5	-	(1)	2
Net unrealized appreciation (depreciation)
of investments	25	-	39	3
Net increase (decrease) in net assets from operations	30	-	40	5
Changes from principal transactions:
Total unit transactions	123	4	64	20
Net increase (decrease) in assets derived from
principal transactions	123	4	64	20
Total increase (decrease) in net assets	153	4	104	25
Net assets at December 31, 2010	$ 223	$ 4	$ 351	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP
	Growth	Growth	Insights Fund -	Equity-Income
	Fund® -	Fund® -	Institutional	Portfolio -
	Class R-3	Class R-4	Class	Initial Class
Net assets at January 1, 2009	$ 7,252	$ 155,758	$ -	$ 213,311

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	116	2,286	-	3,068
Total realized gain (loss) on investments and
capital gains distributions	(382)	(1,370)	-	(12,958)
Net unrealized appreciation (depreciation)
of investments	3,283	62,717	-	68,342
Net increase (decrease) in net assets from operations	3,017	63,633	-	58,452
Changes from principal transactions:
Total unit transactions	1,308	27,646	-	(8,048)
Net increase (decrease) in assets derived from
principal transactions	1,308	27,646	-	(8,048)
Total increase (decrease) in net assets	4,325	91,279	-	50,404
Net assets at December 31, 2009	11,577	247,037	-	263,715

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	82	1,669	-	2,238
Total realized gain (loss) on investments and
capital gains distributions	(322)	(278)	-	(1,687)
Net unrealized appreciation (depreciation)
of investments	1,281	20,141	4	34,314
Net increase (decrease) in net assets from operations	1,041	21,532	4	34,865
Changes from principal transactions:
Total unit transactions	336	11,266	34	(18,262)
Net increase (decrease) in assets derived from
principal transactions	336	11,266	34	(18,262)
Total increase (decrease) in net assets	1,377	32,798	38	16,603
Net assets at December 31, 2010	$ 12,954	$ 279,835	$ 38	$ 280,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 159,095	$ 5,016	$ 29,665	$ 722,264

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(901)	573	379	4,032
Total realized gain (loss) on investments and
capital gains distributions	(15,315)	(594)	(1,592)	(26,951)
Net unrealized appreciation (depreciation)
of investments	57,323	2,477	8,368	269,736
Net increase (decrease) in net assets from operations	41,107	2,456	7,155	246,817
Changes from principal transactions:
Total unit transactions	(9,354)	1,531	(1,169)	1,428
Net increase (decrease) in assets derived from
principal transactions	(9,354)	1,531	(1,169)	1,428
Total increase (decrease) in net assets	31,753	3,987	5,986	248,245
Net assets at December 31, 2009	190,848	9,003	35,651	970,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,227)	642	149	3,043
Total realized gain (loss) on investments and
capital gains distributions	(5,232)	(438)	(1,996)	739
Net unrealized appreciation (depreciation)
of investments	48,430	964	5,618	143,841
Net increase (decrease) in net assets from operations	41,971	1,168	3,771	147,623
Changes from principal transactions:
Total unit transactions	(7,093)	(214)	(3,082)	(59,313)
Net increase (decrease) in assets derived from
principal transactions	(7,093)	(214)	(3,082)	(59,313)
Total increase (decrease) in net assets	34,878	954	689	88,310
Net assets at December 31, 2010	$ 225,726	$ 9,957	$ 36,340	$ 1,058,819

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset
	Index 500	Mid Cap	ManagerSM	Mutual Global
	Portfolio -	Portfolio -	Portfolio -	Discovery
	Initial Class	Initial Class	Initial Class	Fund - Class R
Net assets at January 1, 2009	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,313	80	259	6
Total realized gain (loss) on investments and
capital gains distributions	(77)	(492)	(236)	(41)
Net unrealized appreciation (depreciation)
of investments	18,108	4,038	4,242	577
Net increase (decrease) in net assets from operations	19,344	3,626	4,265	542
Changes from principal transactions:
Total unit transactions	761	2,316	274	744
Net increase (decrease) in assets derived from
principal transactions	761	2,316	274	744
Total increase (decrease) in net assets	20,105	5,942	4,539	1,286
Net assets at December 31, 2009	95,244	13,948	20,099	3,353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	952	67	150	35
Total realized gain (loss) on investments and
capital gains distributions	1,354	(108)	219	(28)
Net unrealized appreciation (depreciation)
of investments	10,629	4,383	2,184	350
Net increase (decrease) in net assets from operations	12,935	4,342	2,553	357
Changes from principal transactions:
Total unit transactions	(1,930)	2,241	(644)	178
Net increase (decrease) in assets derived from
principal transactions	(1,930)	2,241	(644)	178
Total increase (decrease) in net assets	11,005	6,583	1,909	535
Net assets at December 31, 2010	$ 106,249	$ 20,531	$ 22,008	$ 3,888

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	Fundamental	Fundamental
	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net assets at January 1, 2009	$ 396	$ 63,473	$ 13	$ 8,280

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	527	1	109
Total realized gain (loss) on investments and
capital gains distributions	(95)	630	5	(171)
Net unrealized appreciation (depreciation)
of investments	255	17,388	47	4,447
Net increase (decrease) in net assets from operations	156	18,545	53	4,385
Changes from principal transactions:
Total unit transactions	11	4,649	439	9,116
Net increase (decrease) in assets derived from
principal transactions	11	4,649	439	9,116
Total increase (decrease) in net assets	167	23,194	492	13,501
Net assets at December 31, 2009	563	86,667	505	21,781

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(105)	3	137
Total realized gain (loss) on investments and
capital gains distributions	(52)	(1,773)	33	(164)
Net unrealized appreciation (depreciation)
of investments	199	25,893	48	3,646
Net increase (decrease) in net assets from operations	142	24,015	84	3,619
Changes from principal transactions:
Total unit transactions	(24)	9,250	204	6,528
Net increase (decrease) in assets derived from
principal transactions	(24)	9,250	204	6,528
Total increase (decrease) in net assets	118	33,265	288	10,147
Net assets at December 31, 2010	$ 681	$ 119,932	$ 793	$ 31,928

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	The Growth	The Growth	The Hartford	The Hartford
	Fund of	Fund of	Capital	Dividend And
	America® -	America® -	Appreciation	Growth Fund -
	Class R-3	Class R-4	Fund - Class R4	Class R4
Net assets at January 1, 2009	$ 9,558	$ 181,120	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	256	-	-
Total realized gain (loss) on investments and
capital gains distributions	(202)	(1,129)	-	-
Net unrealized appreciation (depreciation)
of investments	3,954	67,468	-	-
Net increase (decrease) in net assets from operations	3,759	66,595	-	-
Changes from principal transactions:
Total unit transactions	1,963	29,397	-	-
Net increase (decrease) in assets derived from
principal transactions	1,963	29,397	-	-
Total increase (decrease) in net assets	5,722	95,992	-	-
Net assets at December 31, 2009	15,280	277,112	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	17	-	-
Total realized gain (loss) on investments and
capital gains distributions	(328)	424	10	3
Net unrealized appreciation (depreciation)
of investments	2,093	31,468	7	3
Net increase (decrease) in net assets from operations	1,760	31,909	17	6
Changes from principal transactions:
Total unit transactions	540	4,612	173	40
Net increase (decrease) in assets derived from
principal transactions	540	4,612	173	40
Total increase (decrease) in net assets	2,300	36,521	190	46
Net assets at December 31, 2010	$ 17,580	$ 313,633	$ 190	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

The Income
	Fund of	ING Balanced		ING GNMA
	America® -	Portfolio -	ING Real Estate	Income Fund -
	Class R-3	Class I	Fund - Class A	Class A
Net assets at January 1, 2009	$ 1,535	$ 314,926	$ 1,357	$ 2,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	62	11,249	47	130
Total realized gain (loss) on investments and
capital gains distributions	(230)	(27,508)	(523)	23
Net unrealized appreciation (depreciation)
of investments	517	70,457	853	(3)
Net increase (decrease) in net assets from operations	349	54,198	377	150
Changes from principal transactions:
Total unit transactions	(106)	(27,279)	(123)	1,841
Net increase (decrease) in assets derived from
principal transactions	(106)	(27,279)	(123)	1,841
Total increase (decrease) in net assets	243	26,919	254	1,991
Net assets at December 31, 2009	1,778	341,845	1,611	4,826

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	5,923	31	145
Total realized gain (loss) on investments and
capital gains distributions	(137)	(10,415)	(213)	123
Net unrealized appreciation (depreciation)
of investments	269	45,719	595	(40)
Net increase (decrease) in net assets from operations	190	41,227	413	228
Changes from principal transactions:
Total unit transactions	(26)	(35,487)	(53)	(304)
Net increase (decrease) in assets derived from
principal transactions	(26)	(35,487)	(53)	(304)
Total increase (decrease) in net assets	164	5,740	360	(76)
Net assets at December 31, 2010	$ 1,942	$ 347,585	$ 1,971	$ 4,750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING	ING	ING Artio
	Intermediate	Intermediate	Intermediate	Foreign
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class I	Class S	Service Class
Net assets at January 1, 2009	$ 3,481	$ 350,384	$ 212	$ 33,338

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	206	20,719	19	874
Total realized gain (loss) on investments and
capital gains distributions	(145)	(6,552)	(7)	(3,622)
Net unrealized appreciation (depreciation)
of investments	341	21,042	25	9,043
Net increase (decrease) in net assets from operations	402	35,209	37	6,295
Changes from principal transactions:
Total unit transactions	(84)	(6,604)	100	(3,008)
Net increase (decrease) in assets derived from
principal transactions	(84)	(6,604)	100	(3,008)
Total increase (decrease) in net assets	318	28,605	137	3,287
Net assets at December 31, 2009	3,799	378,989	349	36,625

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	178	15,515	23	(327)
Total realized gain (loss) on investments and
capital gains distributions	(67)	(7,111)	(3)	(4,263)
Net unrealized appreciation (depreciation)
of investments	224	25,001	16	6,190
Net increase (decrease) in net assets from operations	335	33,405	36	1,600
Changes from principal transactions:
Total unit transactions	(81)	(28,696)	126	(5,637)
Net increase (decrease) in assets derived from
principal transactions	(81)	(28,696)	126	(5,637)
Total increase (decrease) in net assets	254	4,709	162	(4,037)
Net assets at December 31, 2010	$ 4,053	$ 383,698	$ 511	$ 32,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock			ING Clarion
	Large Cap	ING BlackRock	ING BlackRock	Global Real
	Growth	Large Cap	Large Cap	Estate
	Portfolio -	Growth	Growth	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service 2 Class	Class
Net assets at January 1, 2009	$ 63,303	$ 86	$ 79	$ 35,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(291)	(1)	-	692
Total realized gain (loss) on investments and
capital gains distributions	(4,578)	(31)	(38)	(1,889)
Net unrealized appreciation (depreciation)
of investments	22,883	60	79	13,526
Net increase (decrease) in net assets from operations	18,014	28	41	12,329
Changes from principal transactions:
Total unit transactions	(2,297)	44	57	2,146
Net increase (decrease) in assets derived from
principal transactions	(2,297)	44	57	2,146
Total increase (decrease) in net assets	15,717	72	98	14,475
Net assets at December 31, 2009	79,020	158	177	50,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(429)	(1)	(1)	4,305
Total realized gain (loss) on investments and
capital gains distributions	(3,264)	24	(2)	(757)
Net unrealized appreciation (depreciation)
of investments	13,099	(5)	24	4,316
Net increase (decrease) in net assets from operations	9,406	18	21	7,864
Changes from principal transactions:
Total unit transactions	(3,709)	20	22	1,306
Net increase (decrease) in assets derived from
principal transactions	(3,709)	20	22	1,306
Total increase (decrease) in net assets	5,697	38	43	9,170
Net assets at December 31, 2010	$ 84,717	$ 196	$ 220	$ 59,612

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion			ING Global
	Real Estate	ING Clarion	ING FMRSM	Resources
	Portfolio -	Real Estate	Diversified Mid	Portfolio -
	Institutional	Portfolio -	Cap Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$ 724	$ 17,289	$ 21,437	$ 25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	28	605	(105)	-
Total realized gain (loss) on investments and
capital gains distributions	(765)	(5,708)	(398)	(4)
Net unrealized appreciation (depreciation)
of investments	916	12,068	10,796	12
Net increase (decrease) in net assets from operations	179	6,965	10,293	8
Changes from principal transactions:
Total unit transactions	412	2,356	9,881	(6)
Net increase (decrease) in assets derived from
principal transactions	412	2,356	9,881	(6)
Total increase (decrease) in net assets	591	9,321	20,174	2
Net assets at December 31, 2009	1,315	26,610	41,611	27

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	43	860	(354)	-
Total realized gain (loss) on investments and
capital gains distributions	196	(4,332)	(231)	-
Net unrealized appreciation (depreciation)
of investments	78	11,063	13,243	6
Net increase (decrease) in net assets from operations	317	7,591	12,658	6
Changes from principal transactions:
Total unit transactions	292	7,058	10,289	-
Net increase (decrease) in assets derived from
principal transactions	292	7,058	10,289	-
Total increase (decrease) in net assets	609	14,649	22,947	6
Net assets at December 31, 2010	$ 1,924	$ 41,259	$ 64,558	$ 33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING JPMorgan
			ING JPMorgan	Emerging
	ING Global	ING Janus	Emerging	Markets Equity
	Resources	Contrarian	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class
Net assets at January 1, 2009	$ 73,573	$ 7,405	$ 171	$ 18,447

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(582)	(5)	2	164
Total realized gain (loss) on investments and
capital gains distributions	(4,671)	(2,177)	(61)	(228)
Net unrealized appreciation (depreciation)
of investments	32,959	5,433	225	13,759
Net increase (decrease) in net assets from operations	27,706	3,251	166	13,695
Changes from principal transactions:
Total unit transactions	6,489	2,464	84	4,759
Net increase (decrease) in assets derived from
principal transactions	6,489	2,464	84	4,759
Total increase (decrease) in net assets	34,195	5,715	250	18,454
Net assets at December 31, 2009	107,768	13,120	421	36,901

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(30)	(114)	1	(87)
Total realized gain (loss) on investments and
capital gains distributions	(2,227)	(872)	123	2,401
Net unrealized appreciation (depreciation)
of investments	23,964	2,984	(67)	3,861
Net increase (decrease) in net assets from operations	21,707	1,998	57	6,175
Changes from principal transactions:
Total unit transactions	3,938	6,557	(73)	(2,528)
Net increase (decrease) in assets derived from
principal transactions	3,938	6,557	(73)	(2,528)
Total increase (decrease) in net assets	25,645	8,555	(16)	3,647
Net assets at December 31, 2010	$ 133,413	$ 21,675	$ 405	$ 40,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Lord
	ING JPMorgan	ING JPMorgan		Abbett Growth
	Emerging	Small Cap Core	ING Large Cap	and Income
	Markets Equity	Equity	Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$ 15,725	$ 2,129	$ 35	$ 73,160

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	76	(12)	-	61
Total realized gain (loss) on investments and
capital gains distributions	(1,111)	(241)	38	(8,357)
Net unrealized appreciation (depreciation)
of investments	12,562	1,026	63	20,444
Net increase (decrease) in net assets from operations	11,527	773	101	12,148
Changes from principal transactions:
Total unit transactions	2,935	715	242	(5,666)
Net increase (decrease) in assets derived from
principal transactions	2,935	715	242	(5,666)
Total increase (decrease) in net assets	14,462	1,488	343	6,482
Net assets at December 31, 2009	30,187	3,617	378	79,642

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(148)	(26)	(2)	(98)
Total realized gain (loss) on investments and
capital gains distributions	1,051	(274)	74	(5,047)
Net unrealized appreciation (depreciation)
of investments	4,289	1,432	298	17,548
Net increase (decrease) in net assets from operations	5,192	1,132	370	12,403
Changes from principal transactions:
Total unit transactions	(1,659)	1,805	2,504	(3,534)
Net increase (decrease) in assets derived from
principal transactions	(1,659)	1,805	2,504	(3,534)
Total increase (decrease) in net assets	3,533	2,937	2,874	8,869
Net assets at December 31, 2010	$ 33,720	$ 6,554	$ 3,252	$ 88,511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Lord	ING Marsico		ING Marsico
	Abbett Growth	Growth	ING Marsico	International
	and Income	Portfolio -	Growth	Opportunities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 506	$ 5,214	$ 306	$ 65

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	16	-	-
Total realized gain (loss) on investments and
capital gains distributions	(54)	(468)	(76)	(12)
Net unrealized appreciation (depreciation)
of investments	157	2,048	147	36
Net increase (decrease) in net assets from operations	104	1,596	71	24
Changes from principal transactions:
Total unit transactions	58	574	(40)	86
Net increase (decrease) in assets derived from
principal transactions	58	574	(40)	86
Total increase (decrease) in net assets	162	2,170	31	110
Net assets at December 31, 2009	668	7,384	337	175

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(15)	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	(30)	(276)	(4)	2
Net unrealized appreciation (depreciation)
of investments	142	1,675	85	9
Net increase (decrease) in net assets from operations	112	1,384	80	12
Changes from principal transactions:
Total unit transactions	27	410	105	(106)
Net increase (decrease) in assets derived from
principal transactions	27	410	105	(106)
Total increase (decrease) in net assets	139	1,794	185	(94)
Net assets at December 31, 2010	$ 807	$ 9,178	$ 522	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

	ING Marsico		ING MFS Total
	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2009	$ 6,408	$ 497	$ 51,654	$ 22,350

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	19	15	991	354
Total realized gain (loss) on investments and
capital gains distributions	(1,426)	(65)	(2,306)	(1,784)
Net unrealized appreciation (depreciation)
of investments	3,630	183	9,743	5,205
Net increase (decrease) in net assets from operations	2,223	133	8,428	3,775
Changes from principal transactions:
Total unit transactions	(55)	266	(1,728)	(442)
Net increase (decrease) in assets derived from
principal transactions	(55)	266	(1,728)	(442)
Total increase (decrease) in net assets	2,168	399	6,700	3,333
Net assets at December 31, 2009	8,576	896	58,354	25,683

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	39	1	(303)	(152)
Total realized gain (loss) on investments and
capital gains distributions	(1,557)	(11)	(1,760)	(1,270)
Net unrealized appreciation (depreciation)
of investments	2,407	97	7,173	3,542
Net increase (decrease) in net assets from operations	889	87	5,110	2,120
Changes from principal transactions:
Total unit transactions	(1,363)	87	(3,355)	(1,869)
Net increase (decrease) in assets derived from
principal transactions	(1,363)	87	(3,355)	(1,869)
Total increase (decrease) in net assets	(474)	174	1,755	251
Net assets at December 31, 2010	$ 8,102	$ 1,070	$ 60,109	$ 25,934

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income
	Utilities	Portfolio -	High Yield	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$ 24,775	$ 609	$ 4,462	$ 111,368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,354	129	610	(1,047)
Total realized gain (loss) on investments and
capital gains distributions	(1,427)	(6)	(446)	(7,004)
Net unrealized appreciation (depreciation)
of investments	8,101	503	3,028	22,114
Net increase (decrease) in net assets from operations	8,028	626	3,192	14,063
Changes from principal transactions:
Total unit transactions	1,313	2,191	5,009	(607)
Net increase (decrease) in assets derived from
principal transactions	1,313	2,191	5,009	(607)
Total increase (decrease) in net assets	9,341	2,817	8,201	13,456
Net assets at December 31, 2009	34,116	3,426	12,663	124,824

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	615	327	1,054	2,107
Total realized gain (loss) on investments and
capital gains distributions	(1,630)	339	98	(5,026)
Net unrealized appreciation (depreciation)
of investments	5,171	(77)	816	24,432
Net increase (decrease) in net assets from operations	4,156	589	1,968	21,513
Changes from principal transactions:
Total unit transactions	(526)	2,843	6,092	(8,709)
Net increase (decrease) in assets derived from
principal transactions	(526)	2,843	6,092	(8,709)
Total increase (decrease) in net assets	3,630	3,432	8,060	12,804
Net assets at December 31, 2010	$ 37,746	$ 6,858	$ 20,723	$ 137,628

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Pioneer
	ING Pioneer	ING Pioneer		Mid Cap Value
	Equity Income	Fund Portfolio -	ING Pioneer	Portfolio -
	Portfolio -	Institutional	Fund Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$ -	$ 11,631	$ 109	$ 65,464

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	100	2	471
Total realized gain (loss) on investments and
capital gains distributions	-	(1,124)	(6)	(3,155)
Net unrealized appreciation (depreciation)
of investments	-	3,893	83	19,190
Net increase (decrease) in net assets from operations	-	2,869	79	16,506
Changes from principal transactions:
Total unit transactions	3	547	165	1,897
Net increase (decrease) in assets derived from
principal transactions	3	547	165	1,897
Total increase (decrease) in net assets	3	3,416	244	18,403
Net assets at December 31, 2009	3	15,047	353	83,867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	119	2	210
Total realized gain (loss) on investments and
capital gains distributions	-	(533)	(8)	(2,637)
Net unrealized appreciation (depreciation)
of investments	-	2,908	66	16,329
Net increase (decrease) in net assets from operations	-	2,494	60	13,902
Changes from principal transactions:
Total unit transactions	-	3,061	60	(3,813)
Net increase (decrease) in assets derived from
principal transactions	-	3,061	60	(3,813)
Total increase (decrease) in net assets	-	5,555	120	10,089
Net assets at December 31, 2010	$ 3	$ 20,602	$ 473	$ 93,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 204	$ 158,868	$ 918	$ 74,508

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	2,472	14	917
Total realized gain (loss) on investments and
capital gains distributions	(15)	(4,874)	(89)	(1,868)
Net unrealized appreciation (depreciation)
of investments	76	58,572	339	21,745
Net increase (decrease) in net assets from operations	63	56,170	264	20,794
Changes from principal transactions:
Total unit transactions	75	42,889	207	15,504
Net increase (decrease) in assets derived from
principal transactions	75	42,889	207	15,504
Total increase (decrease) in net assets	138	99,059	471	36,298
Net assets at December 31, 2009	342	257,927	1,389	110,806

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	2,665	13	774
Total realized gain (loss) on investments and
capital gains distributions	(16)	(2,355)	(182)	(8,294)
Net unrealized appreciation (depreciation)
of investments	75	38,194	340	20,675
Net increase (decrease) in net assets from operations	60	38,504	171	13,155
Changes from principal transactions:
Total unit transactions	(12)	56,411	(206)	(17,747)
Net increase (decrease) in assets derived from
principal transactions	(12)	56,411	(206)	(17,747)
Total increase (decrease) in net assets	48	94,915	(35)	(4,592)
Net assets at December 31, 2010	$ 390	$ 352,842	$ 1,354	$ 106,214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Van
	ING Templeton			Kampen
	Global Growth	ING Templeton	ING U.S. Stock	Growth and
	Portfolio -	Global Growth	Index Portfolio -	Income
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$ 774	$ 2,110	$ 2,372	$ 13,111

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	35	20	76
Total realized gain (loss) on investments and
capital gains distributions	(213)	(277)	(49)	(1,313)
Net unrealized appreciation (depreciation)
of investments	432	1,046	809	4,644
Net increase (decrease) in net assets from operations	234	804	780	3,407
Changes from principal transactions:
Total unit transactions	(270)	611	800	1,747
Net increase (decrease) in assets derived from
principal transactions	(270)	611	800	1,747
Total increase (decrease) in net assets	(36)	1,415	1,580	5,154
Net assets at December 31, 2009	738	3,525	3,952	18,265

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	17	83	(119)
Total realized gain (loss) on investments and
capital gains distributions	(66)	(356)	(35)	(1,307)
Net unrealized appreciation (depreciation)
of investments	107	564	723	3,672
Net increase (decrease) in net assets from operations	47	225	771	2,246
Changes from principal transactions:
Total unit transactions	(50)	(57)	1,298	1,255
Net increase (decrease) in assets derived from
principal transactions	(50)	(57)	1,298	1,255
Total increase (decrease) in net assets	(3)	168	2,069	3,501
Net assets at December 31, 2010	$ 735	$ 3,693	$ 6,021	$ 21,766

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Wells	ING Wells
	Fargo	Fargo Small	ING Money
	HealthCare	Cap Disciplined	Market	ING Global
	Portfolio -	Portfolio -	Portfolio -	Real Estate
	Service Class	Service Class	Class I	Fund - Class A
Net assets at January 1, 2009	$ 7,198	$ 947	$ 541,019	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(71)	(2)	(2,492)	1
Total realized gain (loss) on investments and
capital gains distributions	(464)	(226)	202	-
Net unrealized appreciation (depreciation)
of investments	2,060	572	-	(1)
Net increase (decrease) in net assets from operations	1,525	344	(2,290)	-
Changes from principal transactions:
Total unit transactions	996	213	(135,228)	24
Net increase (decrease) in assets derived from
principal transactions	996	213	(135,228)	24
Total increase (decrease) in net assets	2,521	557	(137,518)	24
Net assets at December 31, 2009	9,719	1,504	403,501	24

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(82)	4	(2,966)	1
Total realized gain (loss) on investments and
capital gains distributions	(395)	137	840	-
Net unrealized appreciation (depreciation)
of investments	1,056	(288)	-	5
Net increase (decrease) in net assets from operations	579	(147)	(2,126)	6
Changes from principal transactions:
Total unit transactions	(223)	(1,357)	(58,815)	18
Net increase (decrease) in assets derived from
principal transactions	(223)	(1,357)	(58,815)	18
Total increase (decrease) in net assets	356	(1,504)	(60,941)	24
Net assets at December 31, 2010	$ 10,075	$ -	$ 342,560	$ 48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING	ING American	ING American
	International	International	Century Small-	Century Small-
	Capital	SmallCap	Mid Cap Value	Mid Cap Value
	Appreciation	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class A	Adviser Class	Service Class
Net assets at January 1, 2009	$ -	$ 1,261	$ 39	$ 22,075

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	14	-	237
Total realized gain (loss) on investments and
capital gains distributions	-	(386)	(6)	(1,004)
Net unrealized appreciation (depreciation)
of investments	-	944	16	9,487
Net increase (decrease) in net assets from operations	-	572	10	8,720
Changes from principal transactions:
Total unit transactions	3	(191)	3	5,200
Net increase (decrease) in assets derived from
principal transactions	3	(191)	3	5,200
Total increase (decrease) in net assets	3	381	13	13,920
Net assets at December 31, 2009	3	1,642	52	35,995

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	1	117
Total realized gain (loss) on investments and
capital gains distributions	-	(353)	(1)	(1,193)
Net unrealized appreciation (depreciation)
of investments	1	709	13	8,757
Net increase (decrease) in net assets from operations	1	359	13	7,681
Changes from principal transactions:
Total unit transactions	7	(235)	11	2,294
Net increase (decrease) in assets derived from
principal transactions	7	(235)	11	2,294
Total increase (decrease) in net assets	8	124	24	9,975
Net assets at December 31, 2010	$ 11	$ 1,766	$ 76	$ 45,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value
	Asset Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 2,126	$ 216	$ 66,236	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	(2)	(695)	-
Total realized gain (loss) on investments and
capital gains distributions	(310)	(34)	73	-
Net unrealized appreciation (depreciation)
of investments	1,082	223	25,057	3
Net increase (decrease) in net assets from operations	751	187	24,435	3
Changes from principal transactions:
Total unit transactions	145	544	9,645	18
Net increase (decrease) in assets derived from
principal transactions	145	544	9,645	18
Total increase (decrease) in net assets	896	731	34,080	21
Net assets at December 31, 2009	3,022	947	100,316	21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	(4)	(890)	-
Total realized gain (loss) on investments and
capital gains distributions	(252)	(5)	1,891	-
Net unrealized appreciation (depreciation)
of investments	244	258	23,742	5
Net increase (decrease) in net assets from operations	(24)	249	24,743	5
Changes from principal transactions:
Total unit transactions	(2,998)	51	(2,688)	-
Net increase (decrease) in assets derived from
principal transactions	(2,998)	51	(2,688)	-
Total increase (decrease) in net assets	(3,022)	300	22,055	5
Net assets at December 31, 2010	$ -	$ 1,247	$ 122,371	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 953	$ 8,589	$ 6,707	$ 37

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(26)	352	-
Total realized gain (loss) on investments and
capital gains distributions	(181)	(394)	212	17
Net unrealized appreciation (depreciation)
of investments	445	3,305	2,130	8
Net increase (decrease) in net assets from operations	267	2,885	2,694	25
Changes from principal transactions:
Total unit transactions	221	1,307	449	115
Net increase (decrease) in assets derived from
principal transactions	221	1,307	449	115
Total increase (decrease) in net assets	488	4,192	3,143	140
Net assets at December 31, 2009	1,441	12,781	9,850	177

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	(68)	4	(1)
Total realized gain (loss) on investments and
capital gains distributions	(51)	(298)	(476)	24
Net unrealized appreciation (depreciation)
of investments	459	1,759	3,355	(9)
Net increase (decrease) in net assets from operations	415	1,393	2,883	14
Changes from principal transactions:
Total unit transactions	511	266	1,366	(191)
Net increase (decrease) in assets derived from
principal transactions	511	266	1,366	(191)
Total increase (decrease) in net assets	926	1,659	4,249	(177)
Net assets at December 31, 2010	$ 2,367	$ 14,440	$ 14,099	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ -	$ -	$ 81	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	80	-
Net increase (decrease) in net assets from operations	-	-	78	-
Changes from principal transactions:
Total unit transactions	-	-	508	-
Net increase (decrease) in assets derived from
principal transactions	-	-	508	-
Total increase (decrease) in net assets	-	-	586	-
Net assets at December 31, 2009	-	-	667	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	-	(1)	135	-
Net unrealized appreciation (depreciation)
of investments	3	31	(82)	1
Net increase (decrease) in net assets from operations	3	28	51	1
Changes from principal transactions:
Total unit transactions	52	659	(718)	27
Net increase (decrease) in assets derived from
principal transactions	52	659	(718)	27
Total increase (decrease) in net assets	55	687	(667)	28
Net assets at December 31, 2010	$ 55	$ 687	$ -	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ -	$ 51	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	58	-	-
Net increase (decrease) in net assets from operations	-	57	-	-
Changes from principal transactions:
Total unit transactions	-	242	-	-
Net increase (decrease) in assets derived from
principal transactions	-	242	-	-
Total increase (decrease) in net assets	-	299	-	-
Net assets at December 31, 2009	-	350	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(1)	-	(5)
Total realized gain (loss) on investments and
capital gains distributions	(11)	84	-	(2)
Net unrealized appreciation (depreciation)
of investments	110	(60)	1	99
Net increase (decrease) in net assets from operations	94	23	1	92
Changes from principal transactions:
Total unit transactions	1,425	(373)	21	991
Net increase (decrease) in assets derived from
principal transactions	1,425	(373)	21	991
Total increase (decrease) in net assets	1,519	(350)	22	1,083
Net assets at December 31, 2010	$ 1,519	$ -	$ 22	$ 1,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$ 6	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	17	-	-	-
Net increase (decrease) in net assets from operations	17	-	-	-
Changes from principal transactions:
Total unit transactions	118	-	-	-
Net increase (decrease) in assets derived from
principal transactions	118	-	-	-
Total increase (decrease) in net assets	135	-	-	-
Net assets at December 31, 2009	141	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	28	-	1	-
Net unrealized appreciation (depreciation)
of investments	(17)	-	58	-
Net increase (decrease) in net assets from operations	11	-	57	-
Changes from principal transactions:
Total unit transactions	(152)	1	527	3
Net increase (decrease) in assets derived from
principal transactions	(152)	1	527	3
Total increase (decrease) in net assets	(141)	1	584	3
Net assets at December 31, 2010	$ -	$ 1	$ 584	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2055	Solution Income	Solution Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service 2 Class	Adviser Class
Net assets at January 1, 2009	$ -	$ 1	$ -	$ 245

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	2
Total realized gain (loss) on investments and
capital gains distributions	-	2	-	(32)
Net unrealized appreciation (depreciation)
of investments	-	5	-	86
Net increase (decrease) in net assets from operations	-	7	-	56
Changes from principal transactions:
Total unit transactions	-	51	-	(9)
Net increase (decrease) in assets derived from		-
principal transactions	-	51	-	(9)
Total increase (decrease) in net assets	-	58	-	47
Net assets at December 31, 2009	-	59	-	292
		-
Increase (decrease) in net assets from operations		-
Operations:		-
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments and		-
capital gains distributions	-	7	-	(9)
Net unrealized appreciation (depreciation)
of investments	-	(5)	5	75
Net increase (decrease) in net assets from operations	-	2	5	67
Changes from principal transactions:
Total unit transactions	-	(61)	155	19
Net increase (decrease) in assets derived from
principal transactions	-	(61)	155	19
Total increase (decrease) in net assets	-	(59)	160	86
Net assets at December 31, 2010	$ -	$ -	$ 160	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason	Mason	Mason
		ClearBridge	ClearBridge	ClearBridge
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 21,120	$ 60	$ 84,378	$ 120

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	74	-	(919)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(789)	(30)	(10,629)	(17)
Net unrealized appreciation (depreciation)
of investments	6,054	60	36,234	56
Net increase (decrease) in net assets from operations	5,339	30	24,686	38
Changes from principal transactions:
Total unit transactions	90	19	(6,136)	(7)
Net increase (decrease) in assets derived from
principal transactions	90	19	(6,136)	(7)
Total increase (decrease) in net assets	5,429	49	18,550	31
Net assets at December 31, 2009	26,549	109	102,928	151

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(56)	-	(1,074)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(708)	10	(1,782)	(4)
Net unrealized appreciation (depreciation)
of investments	6,399	7	25,422	41
Net increase (decrease) in net assets from operations	5,635	17	22,566	36
Changes from principal transactions:
Total unit transactions	(1,232)	(35)	(6,335)	7
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(35)	(6,335)	7
Total increase (decrease) in net assets	4,403	(18)	16,231	43
Net assets at December 31, 2010	$ 30,952	$ 91	$ 119,159	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

				ING
	ING	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Global Strategic
	Global	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 238	$ 423,940	$ 267	$ 258

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	7,011	4	6
Total realized gain (loss) on investments and
capital gains distributions	(73)	(969)	(2)	(38)
Net unrealized appreciation (depreciation)
of investments	179	147,827	123	71
Net increase (decrease) in net assets from operations	110	153,869	125	39
Changes from principal transactions:
Total unit transactions	35	(28,016)	94	(58)
Net increase (decrease) in assets derived from
principal transactions	35	(28,016)	94	(58)
Total increase (decrease) in net assets	145	125,853	219	(19)
Net assets at December 31, 2009	383	549,793	486	239

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	3,605	3	11
Total realized gain (loss) on investments and
capital gains distributions	(13)	1,619	(24)	16
Net unrealized appreciation (depreciation)
of investments	69	72,360	102	21
Net increase (decrease) in net assets from operations	61	77,584	81	48
Changes from principal transactions:
Total unit transactions	39	(36,008)	80	184
Net increase (decrease) in assets derived from
principal transactions	39	(36,008)	80	184
Total increase (decrease) in net assets	100	41,576	161	232
Net assets at December 31, 2010	$ 483	$ 591,369	$ 647	$ 471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Global Strategic	Global Strategic	ING PIMCO	ING PIMCO
	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 109,367	$ 216	$ 870	$ 104,849

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,829	18	29	3,284
Total realized gain (loss) on investments and
capital gains distributions	(814)	(13)	17	5,765
Net unrealized appreciation (depreciation)
of investments	18,632	105	66	6,030
Net increase (decrease) in net assets from operations	21,647	110	112	15,079
Changes from principal transactions:
Total unit transactions	1,921	283	233	55,253
Net increase (decrease) in assets derived from
principal transactions	1,921	283	233	55,253
Total increase (decrease) in net assets	23,568	393	345	70,332
Net assets at December 31, 2009	132,935	609	1,215	175,181

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,095	18	49	4,919
Total realized gain (loss) on investments and
capital gains distributions	2,370	6	29	2,286
Net unrealized appreciation (depreciation)
of investments	14,145	78	15	4,972
Net increase (decrease) in net assets from operations	19,610	102	93	12,177
Changes from principal transactions:
Total unit transactions	2,143	366	683	40,293
Net increase (decrease) in assets derived from
principal transactions	2,143	366	683	40,293
Total increase (decrease) in net assets	21,753	468	776	52,470
Net assets at December 31, 2010	$ 154,688	$ 1,077	$ 1,991	$ 227,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2009	$ 3,967	$ 81	$ 10,621	$ 28,425

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	491	7	391	1,105
Total realized gain (loss) on investments and
capital gains distributions	(527)	(1)	(491)	(526)
Net unrealized appreciation (depreciation)
of investments	3,752	55	2,526	6,545
Net increase (decrease) in net assets from operations	3,716	61	2,426	7,124
Changes from principal transactions:
Total unit transactions	5,825	39	1,397	8,810
Net increase (decrease) in assets derived from
principal transactions	5,825	39	1,397	8,810
Total increase (decrease) in net assets	9,541	100	3,823	15,934
Net assets at December 31, 2009	13,508	181	14,444	44,359

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	811	12	(19)	785
Total realized gain (loss) on investments and
capital gains distributions	674	(2)	(345)	(546)
Net unrealized appreciation (depreciation)
of investments	1,095	38	1,144	5,093
Net increase (decrease) in net assets from operations	2,580	48	780	5,332
Changes from principal transactions:
Total unit transactions	1,813	141	(14,712)	9,063
Net increase (decrease) in assets derived from
principal transactions	1,813	141	(14,712)	9,063
Total increase (decrease) in net assets	4,393	189	(13,932)	14,395
Net assets at December 31, 2010	$ 17,901	$ 370	$ 512	$ 58,754

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ -	$ 12,028	$ 37,936	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	373	1,207	-
Total realized gain (loss) on investments and
capital gains distributions	-	(454)	(1,060)	-
Net unrealized appreciation (depreciation)
of investments	-	3,695	11,400	-
Net increase (decrease) in net assets from operations	-	3,614	11,547	-
Changes from principal transactions:
Total unit transactions	-	2,476	15,023	-
Net increase (decrease) in assets derived from
principal transactions	-	2,476	15,023	-
Total increase (decrease) in net assets	-	6,090	26,570	-
Net assets at December 31, 2009	-	18,118	64,506	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	287	(28)	597	257
Total realized gain (loss) on investments and
capital gains distributions	(124)	(889)	(597)	(146)
Net unrealized appreciation (depreciation)
of investments	461	2,000	9,508	1,103
Net increase (decrease) in net assets from operations	624	1,083	9,508	1,214
Changes from principal transactions:
Total unit transactions	14,114	(18,850)	12,525	18,994
Net increase (decrease) in assets derived from
principal transactions	14,114	(18,850)	12,525	18,994
Total increase (decrease) in net assets	14,738	(17,767)	22,033	20,208
Net assets at December 31, 2010	$ 14,738	$ 351	$ 86,539	$ 20,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Service 2 Class	Adviser Class
Net assets at January 1, 2009	$ 9,767	$ 27,711	$ -	$ 6,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	267	809	-	148
Total realized gain (loss) on investments and
capital gains distributions	(290)	(353)	-	(254)
Net unrealized appreciation (depreciation)
of investments	3,458	9,824	-	2,456
Net increase (decrease) in net assets from operations	3,435	10,280	-	2,350
Changes from principal transactions:
Total unit transactions	2,860	14,321	-	2,350
Net increase (decrease) in assets derived from
principal transactions	2,860	14,321	-	2,350
Total increase (decrease) in net assets	6,295	24,601	-	4,700
Net assets at December 31, 2009	16,062	52,312	-	11,165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(26)	256	167	(16)
Total realized gain (loss) on investments and
capital gains distributions	(684)	(581)	(153)	(642)
Net unrealized appreciation (depreciation)
of investments	1,721	8,454	1,097	1,370
Net increase (decrease) in net assets from operations	1,011	8,129	1,111	712
Changes from principal transactions:
Total unit transactions	(16,694)	9,561	16,043	(11,797)
Net increase (decrease) in assets derived from
principal transactions	(16,694)	9,561	16,043	(11,797)
Total increase (decrease) in net assets	(15,683)	17,690	17,154	(11,085)
Net assets at December 31, 2010	$ 379	$ 70,002	$ 17,154	$ 80

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ 17,688	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	415	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(73)	-	-	-
Net unrealized appreciation (depreciation)
of investments	7,006	-	-	-
Net increase (decrease) in net assets from operations	7,348	-	-	-
Changes from principal transactions:
Total unit transactions	11,039	-	-	-
Net increase (decrease) in assets derived from
principal transactions	11,039	-	-	-
Total increase (decrease) in net assets	18,387	-	-	-
Net assets at December 31, 2009	36,075	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	95	-	-
Total realized gain (loss) on investments and
capital gains distributions	(480)	(41)	1	-
Net unrealized appreciation (depreciation)
of investments	6,501	992	13	18
Net increase (decrease) in net assets from operations	6,065	1,046	14	18
Changes from principal transactions:
Total unit transactions	7,818	12,844	208	156
Net increase (decrease) in assets derived from
principal transactions	7,818	12,844	208	156
Total increase (decrease) in net assets	13,883	13,890	222	174
Net assets at December 31, 2010	$ 49,958	$ 13,890	$ 222	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	Growth	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$ 174	$ 8,109	$ 6,949	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	393	380	-
Total realized gain (loss) on investments and
capital gains distributions	(1)	(292)	(259)	-
Net unrealized appreciation (depreciation)
of investments	98	1,100	1,116	-
Net increase (decrease) in net assets from operations	97	1,201	1,237	-
Changes from principal transactions:
Total unit transactions	466	(734)	1,192	-
Net increase (decrease) in assets derived from
principal transactions	466	(734)	1,192	-
Total increase (decrease) in net assets	563	467	2,429	-
Net assets at December 31, 2009	737	8,576	9,378	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	15	285	167
Total realized gain (loss) on investments and
capital gains distributions	23	(259)	(191)	(69)
Net unrealized appreciation (depreciation)
of investments	94	622	827	82
Net increase (decrease) in net assets from operations	120	378	921	180
Changes from principal transactions:
Total unit transactions	389	(7,956)	2,213	4,869
Net increase (decrease) in assets derived from
principal transactions	389	(7,956)	2,213	4,869
Total increase (decrease) in net assets	509	(7,578)	3,134	5,049
Net assets at December 31, 2010	$ 1,246	$ 998	$ 12,512	$ 5,049

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
		Price	Price	Price
	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Moderate	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 625	212	$ 200,073	$ 272

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(1)	(1,302)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(50)	(6,810)	(88)
Net unrealized appreciation (depreciation)
of investments	187	149	95,806	223
Net increase (decrease) in net assets from operations	185	98	87,694	134
Changes from principal transactions:
Total unit transactions	719	3	(6,011)	(38)
Net increase (decrease) in assets derived from
principal transactions	719	3	(6,011)	(38)
Total increase (decrease) in net assets	904	101	81,683	96
Net assets at December 31, 2009	1,529	313	281,756	368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	(1)	(2,072)	(2)
Total realized gain (loss) on investments and
capital gains distributions	39	(12)	(904)	(22)
Net unrealized appreciation (depreciation)
of investments	158	107	77,031	130
Net increase (decrease) in net assets from operations	211	94	74,055	106
Changes from principal transactions:
Total unit transactions	747	44	(10,504)	88
Net increase (decrease) in assets derived from
principal transactions	747	44	(10,504)	88
Total increase (decrease) in net assets	958	138	63,551	194
Net assets at December 31, 2010	$ 2,487	$ 451	$ 345,307	$ 562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton
	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 743	$ 141,775	$ 1,018	$ 143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1,329)	(9)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(71)	(2,986)	(59)	(8)
Net unrealized appreciation (depreciation)
of investments	386	62,249	519	62
Net increase (decrease) in net assets from operations	312	57,934	451	53
Changes from principal transactions:
Total unit transactions	15	1,158	129	19
Net increase (decrease) in assets derived from
principal transactions	15	1,158	129	19
Total increase (decrease) in net assets	327	59,092	580	72
Net assets at December 31, 2009	1,070	200,867	1,598	215

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(1,897)	(10)	4
Total realized gain (loss) on investments and
capital gains distributions	(95)	748	(18)	(7)
Net unrealized appreciation (depreciation)
of investments	257	31,321	303	28
Net increase (decrease) in net assets from operations	158	30,172	275	25
Changes from principal transactions:
Total unit transactions	(33)	(7,611)	149	84
Net increase (decrease) in assets derived from
principal transactions	(33)	(7,611)	149	84
Total increase (decrease) in net assets	125	22,561	424	109
Net assets at December 31, 2010	$ 1,195	$ 223,428	$ 2,022	$ 324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2009	$ 75,608	$ 40	$ 295	$ 61,486

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(792)	-	2	143
Total realized gain (loss) on investments and
capital gains distributions	(5,148)	(8)	(16)	(2,099)
Net unrealized appreciation (depreciation)
of investments	27,834	24	144	28,248
Net increase (decrease) in net assets from operations	21,894	16	130	26,292
Changes from principal transactions:
Total unit transactions	(3,478)	1	4	2,029
Net increase (decrease) in assets derived from
principal transactions	(3,478)	1	4	2,029
Total increase (decrease) in net assets	18,416	17	134	28,321
Net assets at December 31, 2009	94,024	57	429	89,807

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,199	2	4	448
Total realized gain (loss) on investments and
capital gains distributions	(2,683)	(1)	(37)	(358)
Net unrealized appreciation (depreciation)
of investments	8,392	7	66	8,535
Net increase (decrease) in net assets from operations	6,908	8	33	8,625
Changes from principal transactions:
Total unit transactions	(4,550)	23	(79)	(5,015)
Net increase (decrease) in assets derived from
principal transactions	(4,550)	23	(79)	(5,015)
Total increase (decrease) in net assets	2,358	31	(46)	3,610
Net assets at December 31, 2010	$ 96,382	$ 88	$ 383	$ 93,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Large Cap	Kampen
	Equity	Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2009	$ 43	$ 64,277	$ 6	$ 206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	320	-	4
Total realized gain (loss) on investments and
capital gains distributions	(6)	(2,997)	-	(24)
Net unrealized appreciation (depreciation)
of investments	23	20,656	2	75
Net increase (decrease) in net assets from operations	18	17,979	2	55
Changes from principal transactions:
Total unit transactions	16	(5,919)	2	23
Net increase (decrease) in assets derived from
principal transactions	16	(5,919)	2	23
Total increase (decrease) in net assets	34	12,060	4	78
Net assets at December 31, 2009	77	76,337	10	284

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(77)	-	2
Total realized gain (loss) on investments and
capital gains distributions	(3)	(535)	-	(14)
Net unrealized appreciation (depreciation)
of investments	12	9,219	2	50
Net increase (decrease) in net assets from operations	9	8,607	2	38
Changes from principal transactions:
Total unit transactions	(11)	(6,889)	4	(15)
Net increase (decrease) in assets derived from
principal transactions	(11)	(6,889)	4	(15)
Total increase (decrease) in net assets	(2)	1,718	6	23
Net assets at December 31, 2010	$ 75	$ 78,055	$ 16	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2009	$ 42,974	$ 308	$ 216,996	$ 157

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	642	5	2,159	1
Total realized gain (loss) on investments and
capital gains distributions	(4,042)	(6)	(6,184)	(45)
Net unrealized appreciation (depreciation)
of investments	14,531	84	47,036	64
Net increase (decrease) in net assets from operations	11,131	83	43,011	20
Changes from principal transactions:
Total unit transactions	(2,822)	101	(19,228)	(28)
Net increase (decrease) in assets derived from
principal transactions	(2,822)	101	(19,228)	(28)
Total increase (decrease) in net assets	8,309	184	23,783	(8)
Net assets at December 31, 2009	51,283	492	240,779	149

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	181	5	2,158	1
Total realized gain (loss) on investments and
capital gains distributions	(2,635)	(7)	(800)	(4)
Net unrealized appreciation (depreciation)
of investments	9,044	54	24,220	22
Net increase (decrease) in net assets from operations	6,590	52	25,578	19
Changes from principal transactions:
Total unit transactions	(5,324)	(21)	(16,616)	46
Net increase (decrease) in assets derived from
principal transactions	(5,324)	(21)	(16,616)	46
Total increase (decrease) in net assets	1,266	31	8,962	65
Net assets at December 31, 2010	$ 52,549	$ 523	$ 249,741	$ 214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation
	ING Core	Conservative	Growth	Moderate
	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I
Net assets at January 1, 2009	$ -	$ 25,840	$ 48,875	$ 46,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,923	4,561	3,959
Total realized gain (loss) on investments and
capital gains distributions	2	(2,300)	(75)	(1,621)
Net unrealized appreciation (depreciation)
of investments	25	4,489	6,959	6,870
Net increase (decrease) in net assets from operations	27	4,112	11,445	9,208
Changes from principal transactions:
Total unit transactions	102	(639)	33	327
Net increase (decrease) in assets derived from
principal transactions	102	(639)	33	327
Total increase (decrease) in net assets	129	3,473	11,478	9,535
Net assets at December 31, 2009	129	29,313	60,353	56,060

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,029	1,642	1,763
Total realized gain (loss) on investments and
capital gains distributions	25	(2,143)	(1,495)	(2,392)
Net unrealized appreciation (depreciation)
of investments	(6)	3,956	6,843	6,668
Net increase (decrease) in net assets from operations	19	2,842	6,990	6,039
Changes from principal transactions:
Total unit transactions	52	(1,553)	(1,810)	(598)
Net increase (decrease) in assets derived from
principal transactions	52	(1,553)	(1,810)	(598)
Total increase (decrease) in net assets	71	1,289	5,180	5,441
Net assets at December 31, 2010	$ 200	$ 30,602	$ 65,533	$ 61,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5
Net assets at January 1, 2009	$ 371	$ 926,638	$ 305	$ 481

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	3,930	7	8
Total realized gain (loss) on investments and
capital gains distributions	(74)	(86,235)	(22)	(20)
Net unrealized appreciation (depreciation)
of investments	146	328,821	162	11
Net increase (decrease) in net assets from operations	75	246,516	147	(1)
Changes from principal transactions:
Total unit transactions	(43)	(89,022)	432	(60)
Net increase (decrease) in assets derived from
principal transactions	(43)	(89,022)	432	(60)
Total increase (decrease) in net assets	32	157,494	579	(61)
Net assets at December 31, 2009	403	1,084,132	884	420

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	212	6	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	(61,352)	(9)	(73)
Net unrealized appreciation (depreciation)
of investments	73	201,009	163	71
Net increase (decrease) in net assets from operations	72	139,869	160	(1)
Changes from principal transactions:
Total unit transactions	131	(46,384)	423	(233)
Net increase (decrease) in assets derived from
principal transactions	131	(46,384)	423	(233)
Total increase (decrease) in net assets	203	93,485	583	(234)
Net assets at December 31, 2010	$ 606	$ 1,177,617	$ 1,467	$ 186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2009	$ 2,235	$ 2,036	$ 774	$ 142

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	14	3	1
Total realized gain (loss) on investments and
capital gains distributions	(69)	(93)	(118)	(1)
Net unrealized appreciation (depreciation)
of investments	57	62	110	-
Net increase (decrease) in net assets from operations	(5)	(17)	(5)	-
Changes from principal transactions:
Total unit transactions	(249)	(304)	(419)	(1)
Net increase (decrease) in assets derived from
principal transactions	(249)	(304)	(419)	(1)
Total increase (decrease) in net assets	(254)	(321)	(424)	(1)
Net assets at December 31, 2009	1,981	1,715	350	141

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	10	2	1
Total realized gain (loss) on investments and
capital gains distributions	(41)	(87)	(2)	(2)
Net unrealized appreciation (depreciation)
of investments	39	94	3	4
Net increase (decrease) in net assets from operations	5	17	3	3
Changes from principal transactions:
Total unit transactions	(139)	(312)	(3)	(5)
Net increase (decrease) in assets derived from
principal transactions	(139)	(312)	(3)	(5)
Total increase (decrease) in net assets	(134)	(295)	-	(2)
Net assets at December 31, 2010	$ 1,847	$ 1,420	$ 350	$ 139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock
			Science and
			Technology	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 10	Series 11	Class I	Class I
Net assets at January 1, 2009	$ 70	$ 32	$ 23,396	247,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(291)	5,478
Total realized gain (loss) on investments and
capital gains distributions	-	-	333	(9,310)
Net unrealized appreciation (depreciation)
of investments	(2)	(1)	13,177	55,291
Net increase (decrease) in net assets from operations	(1)	(1)	13,219	51,459
Changes from principal transactions:
Total unit transactions	(1)	-	5,438	(15,486)
Net increase (decrease) in assets derived from
principal transactions	(1)	-	5,438	(15,486)
Total increase (decrease) in net assets	(2)	(1)	18,657	35,973
Net assets at December 31, 2009	68	31	42,053	283,441

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(410)	2,774
Total realized gain (loss) on investments and
capital gains distributions	(2)	-	1,487	(2,863)
Net unrealized appreciation (depreciation)
of investments	3	1	6,205	33,830
Net increase (decrease) in net assets from operations	2	1	7,282	33,741
Changes from principal transactions:
Total unit transactions	(7)	(1)	1,095	(25,051)
Net increase (decrease) in assets derived from
principal transactions	(7)	(1)	1,095	(25,051)
Total increase (decrease) in net assets	(5)	-	8,377	8,690
Net assets at December 31, 2010	$ 63	$ 31	$ 50,430	$ 292,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	MidCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2009	$ 325	$ 212,512	$ 260	$ 85,771

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1,852	3	822
Total realized gain (loss) on investments and
capital gains distributions	(16)	(3,916)	(30)	(4,696)
Net unrealized appreciation (depreciation)
of investments	76	66,603	124	23,988
Net increase (decrease) in net assets from operations	68	64,539	97	20,114
Changes from principal transactions:
Total unit transactions	(18)	(2,979)	115	(2,370)
Net increase (decrease) in assets derived from
principal transactions	(18)	(2,979)	115	(2,370)
Total increase (decrease) in net assets	50	61,560	212	17,744
Net assets at December 31, 2009	375	274,072	472	103,515

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	490	3	(228)
Total realized gain (loss) on investments and
capital gains distributions	(31)	(4,782)	(47)	(1,821)
Net unrealized appreciation (depreciation)
of investments	70	57,843	137	23,970
Net increase (decrease) in net assets from operations	45	53,551	93	21,921
Changes from principal transactions:
Total unit transactions	(72)	(19,970)	25	(2,526)
Net increase (decrease) in assets derived from
principal transactions	(72)	(19,970)	25	(2,526)
Total increase (decrease) in net assets	(27)	33,581	118	19,395
Net assets at December 31, 2010	$ 348	$ 307,653	$ 590	$ 122,910

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
	ING Index Plus	ING	ING	Opportunistic
	SmallCap	International	International	Large Cap
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2009	$ 58	$ 220	$ -	$ 44,326

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(79)	-	830
Total realized gain (loss) on investments and
capital gains distributions	(16)	170	-	(1,509)
Net unrealized appreciation (depreciation)
of investments	41	1,566	2	9,421
Net increase (decrease) in net assets from operations	26	1,657	2	8,742
Changes from principal transactions:
Total unit transactions	38	17,530	17	28,974
Net increase (decrease) in assets derived from
principal transactions	38	17,530	17	28,974
Total increase (decrease) in net assets	64	19,187	19	37,716
Net assets at December 31, 2009	122	19,407	19	82,042

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	496	1	1,110
Total realized gain (loss) on investments and
capital gains distributions	(2)	52	-	(14,199)
Net unrealized appreciation (depreciation)
of investments	29	635	(1)	7,531
Net increase (decrease) in net assets from operations	28	1,183	-	(5,558)
Changes from principal transactions:
Total unit transactions	4	(439)	(6)	(76,484)
Net increase (decrease) in assets derived from
principal transactions	4	(439)	(6)	(76,484)
Total increase (decrease) in net assets	32	744	(6)	(82,042)
Net assets at December 31, 2010	$ 154	$ 20,151	$ 13	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Large Cap	ING Russell™	Large Cap
	Growth Index	Growth Index	Large Cap	Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2009	$ -	$ -	$ 2,675	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(1)	(54)	-
Total realized gain (loss) on investments and
capital gains distributions	75	1	(8)	-
Net unrealized appreciation (depreciation)
of investments	375	51	1,742	-
Net increase (decrease) in net assets from operations	438	51	1,680	-
Changes from principal transactions:
Total unit transactions	2,334	302	5,337	-
Net increase (decrease) in assets derived from
principal transactions	2,334	302	5,337	-
Total increase (decrease) in net assets	2,772	353	7,017	-
Net assets at December 31, 2009	2,772	353	9,692	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	-	252	-
Total realized gain (loss) on investments and
capital gains distributions	199	7	536	-
Net unrealized appreciation (depreciation)
of investments	163	48	385	1
Net increase (decrease) in net assets from operations	352	55	1,173	1
Changes from principal transactions:
Total unit transactions	717	100	852	9
Net increase (decrease) in assets derived from
principal transactions	717	100	852	9
Total increase (decrease) in net assets	1,069	155	2,025	10
Net assets at December 31, 2010	$ 3,841	$ 508	$ 11,717	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I
Net assets at January 1, 2009	$ -	$ -	$ -	$ 1,329

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(8)	(11)	(22)
Total realized gain (loss) on investments and
capital gains distributions	2	58	9	(26)
Net unrealized appreciation (depreciation)
of investments	8	231	340	873
Net increase (decrease) in net assets from operations	10	281	338	825
Changes from principal transactions:
Total unit transactions	69	1,671	2,711	1,408
Net increase (decrease) in assets derived from
principal transactions	69	1,671	2,711	1,408
Total increase (decrease) in net assets	79	1,952	3,049	2,233
Net assets at December 31, 2009	79	1,952	3,049	3,562

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	11	(22)	(20)
Total realized gain (loss) on investments and
capital gains distributions	13	310	120	216
Net unrealized appreciation (depreciation)
of investments	-	(124)	721	889
Net increase (decrease) in net assets from operations	13	197	819	1,085
Changes from principal transactions:
Total unit transactions	53	197	784	1,856
Net increase (decrease) in assets derived from
principal transactions	53	197	784	1,856
Total increase (decrease) in net assets	66	394	1,603	2,941
Net assets at December 31, 2010	$ 145	$ 2,346	$ 4,652	$ 6,503

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Small	ING Small
	Small Cap	Company	Company	ING U.S. Bond
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2009	$ 635	$ 86,261	$ 100	$ 1,559

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(280)	1	43
Total realized gain (loss) on investments and
capital gains distributions	(132)	(3,305)	(16)	68
Net unrealized appreciation (depreciation)
of investments	507	26,031	40	26
Net increase (decrease) in net assets from operations	362	22,446	25	137
Changes from principal transactions:
Total unit transactions	965	(1,035)	(7)	2,236
Net increase (decrease) in assets derived from
principal transactions	965	(1,035)	(7)	2,236
Total increase (decrease) in net assets	1,327	21,411	18	2,373
Net assets at December 31, 2009	1,962	107,672	118	3,932

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	(469)	-	78
Total realized gain (loss) on investments and
capital gains distributions	122	(1,173)	-	137
Net unrealized appreciation (depreciation)
of investments	673	26,207	29	(18)
Net increase (decrease) in net assets from operations	779	24,565	29	197
Changes from principal transactions:
Total unit transactions	2,521	(2,577)	2	1,234
Net increase (decrease) in assets derived from
principal transactions	2,521	(2,577)	2	1,234
Total increase (decrease) in net assets	3,300	21,988	31	1,431
Net assets at December 31, 2010	$ 5,262	$ 129,660	$ 149	$ 5,363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING
	International	International	ING MidCap	ING MidCap
	Value	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2009	$ 84,985	$ 248	$ 8,648	$ 108

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	666	3	(77)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(7,454)	(79)	(170)	(8)
Net unrealized appreciation (depreciation)
of investments	27,379	130	3,814	63
Net increase (decrease) in net assets from operations	20,591	54	3,567	54
Changes from principal transactions:
Total unit transactions	(477)	(19)	720	114
Net increase (decrease) in assets derived from
principal transactions	(477)	(19)	720	114
Total increase (decrease) in net assets	20,114	35	4,287	168
Net assets at December 31, 2009	105,099	283	12,935	276

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,145	4	(25)	2
Total realized gain (loss) on investments and
capital gains distributions	(21,063)	(34)	295	20
Net unrealized appreciation (depreciation)
of investments	20,244	34	4,338	470
Net increase (decrease) in net assets from operations	326	4	4,608	492
Changes from principal transactions:
Total unit transactions	(21,047)	(24)	6,068	1,746
Net increase (decrease) in assets derived from
principal transactions	(21,047)	(24)	6,068	1,746
Total increase (decrease) in net assets	(20,721)	(20)	10,676	2,238
Net assets at December 31, 2010	$ 84,378	$ 263	$ 23,611	$ 2,514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING SmallCap	ING SmallCap	Invesco Mid
	Opportunities	Opportunities	Cap Core	Invesco Small
	Portfolio -	Portfolio -	Equity Fund -	Cap Growth
	Class I	Class S	Class A	Fund - Class A
Net assets at January 1, 2009	$ 8,367	$ 47	$ 232	$ 20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(75)	-	(7)	-
Total realized gain (loss) on investments and
capital gains distributions	(520)	(8)	(69)	-
Net unrealized appreciation (depreciation)
of investments	3,309	23	343	8
Net increase (decrease) in net assets from operations	2,714	15	267	8
Changes from principal transactions:
Total unit transactions	817	(2)	1,813	3
Net increase (decrease) in assets derived from
principal transactions	817	(2)	1,813	3
Total increase (decrease) in net assets	3,531	13	2,080	11
Net assets at December 31, 2009	11,898	60	2,312	31

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(119)	(1)	(33)	-
Total realized gain (loss) on investments and
capital gains distributions	(211)	(1)	232	(2)
Net unrealized appreciation (depreciation)
of investments	4,549	44	301	10
Net increase (decrease) in net assets from operations	4,219	42	500	8
Changes from principal transactions:
Total unit transactions	4,584	111	2,303	3
Net increase (decrease) in assets derived from
principal transactions	4,584	111	2,303	3
Total increase (decrease) in net assets	8,803	153	2,803	11
Net assets at December 31, 2010	$ 20,701	$ 213	$ 5,115	$ 42

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				Invesco V.I.
	Invesco Global	Invesco U.S.	Invesco Van	Capital
	Health Care	Small Cap	Kampen Small	Appreciation
	Fund - Investor	Value Fund -	Cap Value	Fund - Series I
	Class	Class Y	Fund - Class A	Shares
Net assets at January 1, 2009	$ 122	$ 841	$ -	$ 17,871

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	-	(70)
Total realized gain (loss) on investments and
capital gains distributions	(18)	(211)	-	(406)
Net unrealized appreciation (depreciation)
of investments	51	564	5	3,925
Net increase (decrease) in net assets from operations	32	353	5	3,449
Changes from principal transactions:
Total unit transactions	10	552	67	(677)
Net increase (decrease) in assets derived from
principal transactions	10	552	67	(677)
Total increase (decrease) in net assets	42	905	72	2,772
Net assets at December 31, 2009	164	1,746	72	20,643

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	15	(1)	(55)
Total realized gain (loss) on investments and
capital gains distributions	(3)	252	10	(232)
Net unrealized appreciation (depreciation)
of investments	11	693	8	3,102
Net increase (decrease) in net assets from operations	6	960	17	2,815
Changes from principal transactions:
Total unit transactions	13	3,129	31	(1,096)
Net increase (decrease) in assets derived from
principal transactions	13	3,129	31	(1,096)
Total increase (decrease) in net assets	19	4,089	48	1,719
Net assets at December 31, 2010	$ 183	$ 5,835	$ 120	$ 22,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2009	$ 31,654	$ 236	$ 240	$ 98

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	289	14	(3)	3
Total realized gain (loss) on investments and
capital gains distributions	483	(4)	(11)	4
Net unrealized appreciation (depreciation)
of investments	7,409	44	116	3
Net increase (decrease) in net assets from operations	8,181	54	102	10
Changes from principal transactions:
Total unit transactions	(1,232)	(29)	(15)	(46)
Net increase (decrease) in assets derived from
principal transactions	(1,232)	(29)	(15)	(46)
Total increase (decrease) in net assets	6,949	25	87	(36)
Net assets at December 31, 2009	38,603	261	327	62

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(17)	4	(4)	1
Total realized gain (loss) on investments and
capital gains distributions	1,228	1	(2)	3
Net unrealized appreciation (depreciation)
of investments	1,794	13	78	-
Net increase (decrease) in net assets from operations	3,005	18	72	4
Changes from principal transactions:
Total unit transactions	(3,200)	(37)	(36)	-
Net increase (decrease) in assets derived from
principal transactions	(3,200)	(37)	(36)	-
Total increase (decrease) in net assets	(195)	(19)	36	4
Net assets at December 31, 2010	$ 38,408	$ 242	$ 363	$ 66

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lazard
	Series Janus	Worldwide	Emerging	Lazard U.S.
	Portfolio -	Portfolio -	Markets Equity	Mid Cap Equity
	Institutional	Institutional	Portfolio - Open	Portfolio - Open
	Shares	Shares	Shares	Shares
Net assets at January 1, 2009	$ 75	$ 154	$ -	$ 388

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	-	1
Total realized gain (loss) on investments and
capital gains distributions	(4)	(25)	-	(90)
Net unrealized appreciation (depreciation)
of investments	30	76	-	304
Net increase (decrease) in net assets from operations	25	51	-	215
Changes from principal transactions:
Total unit transactions	(16)	(33)	-	559
Net increase (decrease) in assets derived from
principal transactions	(16)	(33)	-	559
Total increase (decrease) in net assets	9	18	-	774
Net assets at December 31, 2009	84	172	-	1,162

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	-	3
Total realized gain (loss) on investments and
capital gains distributions	(1)	(12)	-	16
Net unrealized appreciation (depreciation)
of investments	11	35	-	348
Net increase (decrease) in net assets from operations	10	22	-	367
Changes from principal transactions:
Total unit transactions	(12)	(30)	-	1,037
Net increase (decrease) in assets derived from
principal transactions	(12)	(30)	-	1,037
Total increase (decrease) in net assets	(2)	(8)	-	1,404
Net assets at December 31, 2010	$ 82	$ 164	$ -	$ 2,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Loomis Sayles	Lord Abbett	Lord Abbett
		Small Cap	Developing	Core Fixed
	LKCM Aquinas	Value Fund -	Growth Fund,	Income Fund -
	Growth Fund	Retail Class	Inc. - Class A	Class A
Net assets at January 1, 2009	$ 206	$ 905	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(11)	-	-
Total realized gain (loss) on investments and
capital gains distributions	(16)	3	-	-
Net unrealized appreciation (depreciation)
of investments	79	441	-	-
Net increase (decrease) in net assets from operations	61	433	-	-
Changes from principal transactions:
Total unit transactions	2	1,180	-	-
Net increase (decrease) in assets derived from
principal transactions	2	1,180	-	-
Total increase (decrease) in net assets	63	1,613	-	-
Net assets at December 31, 2009	269	2,518	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(14)	-	-
Total realized gain (loss) on investments and
capital gains distributions	2	125	-	-
Net unrealized appreciation (depreciation)
of investments	43	675	2	-
Net increase (decrease) in net assets from operations	42	786	2	-
Changes from principal transactions:
Total unit transactions	5	1,342	17	4
Net increase (decrease) in assets derived from
principal transactions	5	1,342	17	4
Total increase (decrease) in net assets	47	2,128	19	4
Net assets at December 31, 2010	$ 316	$ 4,646	$ 19	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Fund - Class A
Net assets at January 1, 2009	$ 739	$ 1,074	$ 75,150	$ 364

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(11)	(351)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(93)	(83)	(7,807)	(27)
Net unrealized appreciation (depreciation)
of investments	306	395	25,992	151
Net increase (decrease) in net assets from operations	211	301	17,834	122
Changes from principal transactions:
Total unit transactions	104	(45)	(4,784)	(189)
Net increase (decrease) in assets derived from
principal transactions	104	(45)	(4,784)	(189)
Total increase (decrease) in net assets	315	256	13,050	(67)
Net assets at December 31, 2009	1,054	1,330	88,200	297

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(14)	(503)	-
Total realized gain (loss) on investments and
capital gains distributions	(53)	(12)	(6,284)	(2)
Net unrealized appreciation (depreciation)
of investments	337	371	26,448	48
Net increase (decrease) in net assets from operations	277	345	19,661	46
Changes from principal transactions:
Total unit transactions	120	76	(9,522)	28
Net increase (decrease) in assets derived from
principal transactions	120	76	(9,522)	28
Total increase (decrease) in net assets	397	421	10,139	74
Net assets at December 31, 2010	$ 1,451	$ 1,751	$ 98,339	$ 371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Neuberger
	Berman Socially			Oppenheimer
	Responsive	New Perspective	New Perspective	Capital
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Class	Class R-3	Class R-4	Fund - Class A
Net assets at January 1, 2009	$ 2,187	$ 2,657	$ 39,040	$ 363

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	27	316	(4)
Total realized gain (loss) on investments and
capital gains distributions	(226)	(242)	(1,193)	(24)
Net unrealized appreciation (depreciation)
of investments	1,046	1,206	16,050	196
Net increase (decrease) in net assets from operations	804	991	15,173	168
Changes from principal transactions:
Total unit transactions	781	233	5,206	7
Net increase (decrease) in assets derived from
principal transactions	781	233	5,206	7
Total increase (decrease) in net assets	1,585	1,224	20,379	175
Net assets at December 31, 2009	3,772	3,881	59,419	538

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	17	199	(4)
Total realized gain (loss) on investments and
capital gains distributions	(60)	(138)	(609)	(53)
Net unrealized appreciation (depreciation)
of investments	1,143	567	8,124	88
Net increase (decrease) in net assets from operations	1,045	446	7,714	31
Changes from principal transactions:
Total unit transactions	2,313	(77)	5,542	(113)
Net increase (decrease) in assets derived from
principal transactions	2,313	(77)	5,542	(113)
Total increase (decrease) in net assets	3,358	369	13,256	(82)
Net assets at December 31, 2010	$ 7,130	$ 4,250	$ 72,675	$ 456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Oppenheimer
	Markets Fund -	Minerals Fund -	Bond Fund -	Global
	Class A	Class A	Class A	Securities/VA
Net assets at January 1, 2009	$ 114,355	$ -	$ -	$ 247

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(707)	-	-	3
Total realized gain (loss) on investments and
capital gains distributions	(6,072)	-	-	(37)
Net unrealized appreciation (depreciation)
of investments	104,437	-	-	114
Net increase (decrease) in net assets from operations	97,658	-	-	80
Changes from principal transactions:
Total unit transactions	29,944	-	-	(54)
Net increase (decrease) in assets derived from				-
principal transactions	29,944	-	-	(54)
Total increase (decrease) in net assets	127,602	-	-	26
Net assets at December 31, 2009	241,957	-	-	273

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,120)	3	1	1
Total realized gain (loss) on investments and				-
capital gains distributions	(4,373)	1	-	(10)
Net unrealized appreciation (depreciation)
of investments	70,004	(1)	-	46
Net increase (decrease) in net assets from operations	63,511	3	1	37
Changes from principal transactions:
Total unit transactions	20,247	35	51	(29)
Net increase (decrease) in assets derived from
principal transactions	20,247	35	51	(29)
Total increase (decrease) in net assets	83,758	38	52	8
Net assets at December 31, 2010	$ 325,715	$ 38	$ 52	$ 281

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Oppenheimer	Oppenheimer
	Oppenheimer	Main Street	Small- & Mid-	Oppenheimer
	Main Street	Small Cap	Cap Growth	Strategic Bond
	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Net assets at January 1, 2009	$ 63	$ 4,655	$ 13	$ 105

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(15)	-	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(423)	(2)	(1)
Net unrealized appreciation (depreciation)
of investments	18	2,466	6	18
Net increase (decrease) in net assets from operations	16	2,028	4	17
Changes from principal transactions:
Total unit transactions	(7)	1,384	(2)	(18)
Net increase (decrease) in assets derived from
principal transactions	(7)	1,384	(2)	(18)
Total increase (decrease) in net assets	9	3,412	2	(1)
Net assets at December 31, 2009	72	8,067	15	104

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(34)	-	8
Total realized gain (loss) on investments and
capital gains distributions	(2)	(440)	(1)	-
Net unrealized appreciation (depreciation)
of investments	12	2,334	5	6
Net increase (decrease) in net assets from operations	10	1,860	4	14
Changes from principal transactions:
Total unit transactions	(8)	297	(4)	(6)
Net increase (decrease) in assets derived from
principal transactions	(8)	297	(4)	(6)
Total increase (decrease) in net assets	2	2,157	-	8
Net assets at December 31, 2010	$ 74	$ 10,224	$ 15	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		PIMCO Real		Pioneer
	Pax World	Return		Emerging
	Balanced Fund -	Portfolio -	Pioneer High	Markets VCT
	Individual	Administrative	Yield Fund -	Portfolio -
	Investor Class	Class	Class A	Class I
Net assets at January 1, 2009	$ 44,509	$ 67,423	$ 2,557	$ 11,735

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	353	1,868	230	49
Total realized gain (loss) on investments and
capital gains distributions	(1,140)	3,877	(260)	(3,605)
Net unrealized appreciation (depreciation)
of investments	9,847	7,547	1,719	13,762
Net increase (decrease) in net assets from operations	9,060	13,292	1,689	10,206
Changes from principal transactions:
Total unit transactions	617	32,015	429	5,502
Net increase (decrease) in assets derived from
principal transactions	617	32,015	429	5,502
Total increase (decrease) in net assets	9,677	45,307	2,118	15,708
Net assets at December 31, 2009	54,186	112,730	4,675	27,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	285	744	224	(109)
Total realized gain (loss) on investments and
capital gains distributions	(1,725)	2,208	(182)	(4,253)
Net unrealized appreciation (depreciation)
of investments	6,485	5,842	687	7,974
Net increase (decrease) in net assets from operations	5,045	8,794	729	3,612
Changes from principal transactions:
Total unit transactions	(6,511)	36,711	(448)	(2,319)
Net increase (decrease) in assets derived from
principal transactions	(6,511)	36,711	(448)	(2,319)
Total increase (decrease) in net assets	(1,466)	45,505	281	1,293
Net assets at December 31, 2010	$ 52,720	$ 158,235	$ 4,956	$ 28,736

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$ -	$ 11,678	$ -	$ 2,476

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,066	-	(13)
Total realized gain (loss) on investments and
capital gains distributions	-	(967)	-	(309)
Net unrealized appreciation (depreciation)
of investments	-	6,964	-	1,963
Net increase (decrease) in net assets from operations	-	7,063	-	1,641
Changes from principal transactions:
Total unit transactions	-	1,101	-	3,184
Net increase (decrease) in assets derived from
principal transactions	-	1,101	-	3,184
Total increase (decrease) in net assets	-	8,164	-	4,825
Net assets at December 31, 2009	-	19,842	-	7,301

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	948	-	36
Total realized gain (loss) on investments and
capital gains distributions	-	(334)	-	1,606
Net unrealized appreciation (depreciation)
of investments	-	2,684	-	(853)
Net increase (decrease) in net assets from operations	-	3,298	-	789
Changes from principal transactions:
Total unit transactions	-	(150)	-	(8,090)
Net increase (decrease) in assets derived from
principal transactions	-	(150)	-	(8,090)
Total increase (decrease) in net assets	-	3,148	-	(7,301)
Net assets at December 31, 2010	$ -	$ 22,990	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value
	Class R-3	Class R-4	Class R-4	Fund - R Class
Net assets at January 1, 2009	$ -	$ 1,464	$ 434	$ 699

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	28	8	1
Total realized gain (loss) on investments and
capital gains distributions	1	(235)	(65)	(63)
Net unrealized appreciation (depreciation)
of investments	17	793	603	372
Net increase (decrease) in net assets from operations	20	586	546	310
Changes from principal transactions:
Total unit transactions	213	1,172	1,718	(10)
Net increase (decrease) in assets derived from
principal transactions	213	1,172	1,718	(10)
Total increase (decrease) in net assets	233	1,758	2,264	300
Net assets at December 31, 2009	233	3,222	2,698	999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	21	51	4
Total realized gain (loss) on investments and
capital gains distributions	14	87	565	(70)
Net unrealized appreciation (depreciation)
of investments	2	529	434	188
Net increase (decrease) in net assets from operations	17	637	1,050	122
Changes from principal transactions:
Total unit transactions	(90)	1,470	3,248	(318)
Net increase (decrease) in assets derived from
principal transactions	(90)	1,470	3,248	(318)
Total increase (decrease) in net assets	(73)	2,107	4,298	(196)
Net assets at December 31, 2010	$ 160	$ 5,329	$ 6,996	$ 803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified
	Advisor Class	Class A	Fund - Class A	Value Portfolio
Net assets at January 1, 2009	$ 44	$ 658	$ 110,722	$ 80

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	8	4,618	2
Total realized gain (loss) on investments and
capital gains distributions	-	(231)	496	(14)
Net unrealized appreciation (depreciation)
of investments	24	584	15,852	25
Net increase (decrease) in net assets from operations	25	361	20,966	13
Changes from principal transactions:
Total unit transactions	40	127	23,922	(9)
Net increase (decrease) in assets derived from
principal transactions	40	127	23,922	(9)
Total increase (decrease) in net assets	65	488	44,888	4
Net assets at December 31, 2009	109	1,146	155,610	84

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	10	8,320	1
Total realized gain (loss) on investments and
capital gains distributions	(2)	(412)	1,697	(3)
Net unrealized appreciation (depreciation)
of investments	21	469	9,811	8
Net increase (decrease) in net assets from operations	21	67	19,828	6
Changes from principal transactions:
Total unit transactions	33	(110)	32,356	(4)
Net increase (decrease) in assets derived from
principal transactions	33	(110)	32,356	(4)
Total increase (decrease) in net assets	54	(43)	52,184	2
Net assets at December 31, 2010	$ 163	$ 1,103	$ 207,794	$ 86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Small Company
	Equity Income	Growth	Wanger
	Portfolio	Portfolio	International	Wanger Select
Net assets at January 1, 2009	$ 165	$ 64	$ 6,819	$ 35,288

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	291	(407)
Total realized gain (loss) on investments and
capital gains distributions	(12)	(4)	(2,027)	(1,337)
Net unrealized appreciation (depreciation)
of investments	37	30	5,528	26,450
Net increase (decrease) in net assets from operations	31	26	3,792	24,706
Changes from principal transactions:
Total unit transactions	29	3	3,823	8,688
Net increase (decrease) in assets derived from
principal transactions	29	3	3,823	8,688
Total increase (decrease) in net assets	60	29	7,615	33,394
Net assets at December 31, 2009	225	93	14,434	68,682

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	361	(228)
Total realized gain (loss) on investments and
capital gains distributions	(5)	(6)	(557)	191
Net unrealized appreciation (depreciation)
of investments	36	32	4,600	19,678
Net increase (decrease) in net assets from operations	35	25	4,404	19,641
Changes from principal transactions:
Total unit transactions	43	(8)	7,060	14,547
Net increase (decrease) in assets derived from
principal transactions	43	(8)	7,060	14,547
Total increase (decrease) in net assets	78	17	11,464	34,188
Net assets at December 31, 2010	$ 303	$ 110	$ 25,898	$ 102,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
		Investors	Investors	Small Cap
		FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Wanger USA	Class R-3	Class R-4	Class A
Net assets at January 1, 2009	$ 14,699	$ 3,911	$ 60,944	$ 46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(166)	85	1,468	(1)
Total realized gain (loss) on investments and
capital gains distributions	(583)	(409)	(2,180)	(1)
Net unrealized appreciation (depreciation)
of investments	7,498	999	12,168	28
Net increase (decrease) in net assets from operations	6,749	675	11,456	26
Changes from principal transactions:
Total unit transactions	2,743	(413)	2,599	16
Net increase (decrease) in assets derived from
principal transactions	2,743	(413)	2,599	16
Total increase (decrease) in net assets	9,492	262	14,055	42
Net assets at December 31, 2009	24,191	4,173	74,999	88

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(249)	58	1,052	-
Total realized gain (loss) on investments and
capital gains distributions	(533)	(226)	(1,504)	(2)
Net unrealized appreciation (depreciation)
of investments	6,881	658	9,427	20
Net increase (decrease) in net assets from operations	6,099	490	8,975	18
Changes from principal transactions:
Total unit transactions	5,606	(148)	(1,501)	12
Net increase (decrease) in assets derived from
principal transactions	5,606	(148)	(1,501)	12
Total increase (decrease) in net assets	11,705	342	7,474	30
Net assets at December 31, 2010	$ 35,896	$ 4,515	$ 82,473	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

Wells Fargo
Advantage
Special Small
Cap Values
Fund - Class A
Net assets at January 1, 2009	$ 62,156

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(389)
Total realized gain (loss) on investments and
capital gains distributions	(4,393)
Net unrealized appreciation (depreciation)
of investments	23,251
Net increase (decrease) in net assets from operations	18,469
Changes from principal transactions:
Total unit transactions	2,088
Net increase (decrease) in assets derived from
principal transactions	2,088
Total increase (decrease) in net assets	20,557
Net assets at December 31, 2009	82,713

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(886)
Total realized gain (loss) on investments and
capital gains distributions	(4,905)
Net unrealized appreciation (depreciation)
of investments	22,926
Net increase (decrease) in net assets from operations	17,135
Changes from principal transactions:
Total unit transactions	(683)
Net increase (decrease) in assets derived from
principal transactions	(683)
Total increase (decrease) in net assets	16,452
Net assets at December 31, 2010	$ 99,165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the
Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2010, the Account had 270 investment divisions (the “Divisions”), 105 of which invest in independently managed mutual funds and 165 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

	The Alger Funds II:	Allianz Funds:
	Alger Green Fund - Class A*	Allianz NFJ Dividend Value Fund - Class A*
	AllianceBernstein Growth and Income Fund, Inc.:	Allianz NFJ Large-Cap Value Fund - Institutional
	AllianceBernstein Growth and Income Fund, Inc. -	Class
	Class A	Allianz NFJ Small-Cap Value Fund - Class A
	AllianceBernstein Variable Products Series Fund, Inc.:	Amana Mutual Funds Trust:
	AllianceBernstein Growth and Income Portfolio -	Amana Growth Fund
	Class A	Amana Income Fund

188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products V:
American Balanced Fund® - Class R-3	Fidelity® VIP Asset ManagerSM Portfolio - Initial
American Century Government Income Trust:	Class
American Century Inflation-Adjusted Bond Fund -	Franklin Mutual Series Fund Inc.:
Investor Class*	Mutual Global Discovery Fund - Class R
American Century Quantitative Equity Funds, Inc.:	Franklin Strategic Series:
American Century Income & Growth Fund - A Class	Franklin Small-Mid Cap Growth Fund - Class A
Ariel Investment Trust:	Franklin Templeton Variable Insurance Products Trust:
Ariel Appreciation Fund	Franklin Small Cap Value Securities Fund - Class 2
Ariel Fund	Fundamental InvestorsSM, Inc.:
Artisan Funds, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Artisan International Fund - Investor Shares	Fundamental InvestorsSM, Inc. - Class R-4
Aston Funds:	The Growth Fund of America®, Inc.:
Aston/Optimum Mid Cap Fund - Class N**	The Growth Fund of America® - Class R-3
BlackRock Equity Dividend Fund:	The Growth Fund of America® - Class R-4
BlackRock Equity Dividend Fund - Investor A	Hartford Mutual Funds, Inc.:
Shares**	The Hartford Capital Appreciation Fund - Class R4**
BlackRock Mid Cap Value Opportunities Series, Inc.:	The Hartford Dividend And Growth Fund -
BlackRock Mid Cap Value Opportunities Fund -	Class R4**
Investor A Shares*	The Income Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc.:	The Income Fund of America® - Class R-3
The Bond Fund of AmericaSM, Inc. - Class R-4	ING Balanced Portfolio, Inc.:
Calvert Variable Series, Inc.:	ING Balanced Portfolio - Class I
Calvert VP SRI Balanced Portfolio	ING Equity Trust:
Capital World Growth & Income FundSM, Inc.:	ING Real Estate Fund - Class A
Capital World Growth & Income FundSM, Inc. -	ING Funds Trust:
Class R-3*	ING GNMA Income Fund - Class A
Columbia Acorn Trust:	ING Intermediate Bond Fund - Class A
ColumbiaSM Acorn Fund® - Class A**	ING Intermediate Bond Portfolio:
ColumbiaSM Acorn Fund® - Class Z	ING Intermediate Bond Portfolio - Class I
Columbia Funds Series Trust:	ING Intermediate Bond Portfolio - Class S
Columbia Mid Cap Value Fund - Class A	ING Investors Trust:
Columbia Mid Cap Value Fund - Class Z	ING Artio Foreign Portfolio - Service Class
CRM Mutual Fund Trust:	ING BlackRock Large Cap Growth Portfolio -
CRM Mid Cap Value Fund - Investor Shares*	Institutional Class
Dodge & Cox Funds:	ING BlackRock Large Cap Growth Portfolio - Service
Dodge & Cox International Stock Fund**	Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio -
DWS Equity 500 Index Fund - Class S	Service 2 Class
Eaton Vance Special Investment Trust:	ING Clarion Global Real Estate Portfolio -
Eaton Vance Large-Cap Value Fund - Class R*	Institutional Class
EuroPacific Growth Fund®:	ING Clarion Real Estate Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-3	ING Clarion Real Estate Portfolio - Service Class
EuroPacific Growth Fund® - Class R-4	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® Contrafund®:	Class
Fidelity® Advisor New Insights Fund - Institutional	ING Global Resources Portfolio - Institutional Class
Class**	ING Global Resources Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Janus Contrarian Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Growth Portfolio - Initial Class	Adviser Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Overseas Portfolio - Initial Class	Institutional Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Contrafund® Portfolio - Initial Class	Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® Variable Insurance Products III:	Service Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Large Cap Growth Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Adviser
Institutional Class	Class*
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Service
Service Class	Class
ING Marsico Growth Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Service
ING Marsico Growth Portfolio - Service Class	Class
ING Marsico International Opportunities Portfolio -	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Adviser Class	ING Index Solution 2015 Portfolio - Service Class**
ING Marsico International Opportunities Portfolio -	ING Index Solution 2015 Portfolio - Service 2
Service Class	Class**
ING MFS Total Return Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Service Class**
ING MFS Total Return Portfolio - Institutional Class	ING Index Solution 2025 Portfolio - Service 2
ING MFS Total Return Portfolio - Service Class	Class**
ING MFS Utilities Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service Class**
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Service 2
ING PIMCO High Yield Portfolio - Service Class	Class**
ING Pioneer Equity Income Portfolio - Institutional	ING Index Solution 2045 Portfolio - Service Class**
Class	ING Index Solution 2045 Portfolio - Service 2
ING Pioneer Equity Income Portfolio - Service Class*	Class**
ING Pioneer Fund Portfolio - Institutional Class	ING Index Solution 2055 Portfolio - Service Class**
ING Pioneer Fund Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service 2
ING Pioneer Mid Cap Value Portfolio - Institutional	Class**
Class	ING Index Solution Income Portfolio - Service 2
ING Pioneer Mid Cap Value Portfolio - Service Class	Class**
ING T. Rowe Price Capital Appreciation Portfolio -	ING JPMorgan Mid Cap Value Portfolio - Adviser
Service Class	Class
ING T. Rowe Price Equity Income Portfolio - Adviser	ING JPMorgan Mid Cap Value Portfolio - Service
Class	Class
ING T. Rowe Price Equity Income Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth
Class	Portfolio - Adviser Class
ING Templeton Global Growth Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Institutional Class	Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth
Class	Portfolio - Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio -	ING Oppenheimer Global Portfolio - Initial Class
Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Oppenheimer Global Strategic Income
ING Money Market Portfolio:	Portfolio - Adviser Class
ING Money Market Portfolio - Class I	ING Oppenheimer Global Strategic Income
ING Mutual Funds:	Portfolio - Initial Class
ING Global Real Estate Fund - Class A*	ING Oppenheimer Global Strategic Income
ING International Capital Appreciation Fund -	Portfolio - Service Class
Class I*	ING PIMCO Total Return Portfolio - Adviser Class
ING International SmallCap Multi-Manager Fund -	ING PIMCO Total Return Portfolio - Service Class
Class A	ING Pioneer High Yield Portfolio - Initial Class
ING Partners, Inc.:	ING Pioneer High Yield Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Adviser Class
Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Service 2 Class**
Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Baron Small Cap Growth Portfolio - Adviser	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2025 Portfolio - Service 2 Class**
ING Baron Small Cap Growth Portfolio - Service	ING Solution 2035 Portfolio - Adviser Class
Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Insurance Trust:
ING Solution 2035 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING Solution 2035 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 6
ING Solution 2045 Portfolio - Adviser Class	ING GET U.S. Core Portfolio - Series 7
ING Solution 2045 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Solution 2045 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 9
ING Solution 2055 Portfolio - Service Class**	ING GET U.S. Core Portfolio - Series 10
ING Solution 2055 Portfolio - Service 2 Class**	ING GET U.S. Core Portfolio - Series 11
ING Solution Growth Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING Solution Income Portfolio - Adviser Class	ING BlackRock Science and Technology
ING Solution Income Portfolio - Service Class	Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service 2 Class**	ING Index Plus LargeCap Portfolio - Class I
ING Solution Moderate Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING Index Plus MidCap Portfolio - Class I
Portfolio - Adviser Class	ING Index Plus MidCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING Index Plus SmallCap Portfolio - Class I
Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING International Index Portfolio - Class I
Portfolio - Service Class	ING International Index Portfolio - Class S*
ING T. Rowe Price Growth Equity Portfolio - Adviser	ING Russell™ Large Cap Growth Index Portfolio -
Class	Class I*
ING T. Rowe Price Growth Equity Portfolio - Initial	ING Russell™ Large Cap Growth Index Portfolio -
Class	Class S*
ING T. Rowe Price Growth Equity Portfolio - Service	ING Russell™ Large Cap Index Portfolio - Class I
Class	ING Russell™ Large Cap Index Portfolio - Class S**
ING Templeton Foreign Equity Portfolio - Adviser	ING Russell™ Large Cap Value Index Portfolio -
Class	Class I*
ING Templeton Foreign Equity Portfolio - Initial	ING Russell™ Large Cap Value Index Portfolio -
Class	Class S*
ING Templeton Foreign Equity Portfolio - Service	ING Russell™ Mid Cap Growth Index Portfolio -
Class	Class S*
ING Thornburg Value Portfolio - Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Thornburg Value Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Adviser	ING Small Company Portfolio - Class I
Class	ING Small Company Portfolio - Class S
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING U.S. Bond Index Portfolio - Class I
Class	ING Variable Products Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service	ING International Value Portfolio - Class I
Class	ING International Value Portfolio - Class S
ING Van Kampen Comstock Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class I
ING Van Kampen Comstock Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Van Kampen Equity and Income Portfolio -	ING SmallCap Opportunities Portfolio - Class I
Adviser Class	ING SmallCap Opportunities Portfolio - Class S
ING Van Kampen Equity and Income Portfolio -	Invesco Growth Series:
Initial Class	Invesco Mid Cap Core Equity Fund - Class A
ING Van Kampen Equity and Income Portfolio -	Invesco Small Cap Growth Fund - Class A
Service Class	Invesco Investment Funds:
ING Series Fund, Inc.:	Invesco Global Health Care Fund - Investor Class
ING Core Equity Research Fund - Class A*	Invesco Sector Funds:
ING Strategic Allocation Portfolios, Inc.:	Invesco U.S. Small Cap Value Fund - Class Y
ING Strategic Allocation Conservative Portfolio -	Invesco Van Kampen Small Cap Value Fund -
Class I	Class A*
ING Strategic Allocation Growth Portfolio - Class I	Invesco Variable Insurance Funds:
ING Strategic Allocation Moderate Portfolio - Class I	Invesco V.I. Capital Appreciation Fund - Series I
ING Variable Funds:	Shares
ING Growth and Income Portfolio - Class A	Invesco V.I. Core Equity Fund - Series I Shares
ING Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Janus Aspen Series:	Pax World Funds Series Trust I:
Janus Aspen Series Balanced Portfolio - Institutional	Pax World Balanced Fund - Individual Investor
Shares	Class
Janus Aspen Series Enterprise Portfolio - Institutional	PIMCO Variable Insurance Trust:
Shares	PIMCO Real Return Portfolio - Administrative
Janus Aspen Series Flexible Bond Portfolio -	Class
Institutional Shares	Pioneer High Yield Fund:
Janus Aspen Series Janus Portfolio - Institutional	Pioneer High Yield Fund - Class A
Shares	Pioneer Variable Contracts Trust:
Janus Aspen Series Worldwide Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
The Lazard Funds, Inc.:	RiverSource® Investment Series, Inc.:
Lazard Emerging Markets Equity Portfolio - Open	Columbia Diversified Equity Income Fund -
Shares*	Class R-3*
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	Columbia Diversified Equity Income Fund -
LKCM Funds:	Class R-4
LKCM Aquinas Growth Fund	SmallCap World Fund, Inc.:
Loomis Sayles Funds I:	SMALLCAP World Fund® - Class R-4
Loomis Sayles Small Cap Value Fund - Retail Class	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc.:	T. Rowe Price Mid-Cap Value Fund - R Class
Lord Abbett Developing Growth Fund, Inc. -	T. Rowe Price Value Fund, Inc.:
Class A**	T. Rowe Price Value Fund - Advisor Class
Lord Abbett Investment Trust:	Templeton Funds, Inc.:
Lord Abbett Core Fixed Income Fund - Class A**	Templeton Foreign Fund - Class A
Lord Abbett Mid Cap Value Fund, Inc.:	Templeton Income Trust:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Global Bond Fund - Class A
Lord Abbett Research Fund, Inc.:	Vanguard® Variable Insurance Fund:
Lord Abbett Small-Cap Value Fund - Class A	Diversified Value Portfolio
Lord Abbett Series Fund, Inc.:	Equity Income Portfolio
Lord Abbett Series Fund - Mid-Cap Value Portfolio -	Small Company Growth Portfolio
Class VC	Wanger Advisors Trust:
Massachusetts Investors Growth Stock Fund:	Wanger International
Massachusetts Investors Growth Stock Fund - Class A	Wanger Select
Neuberger Berman Equity Funds®:	Wanger USA
Neuberger Berman Socially Responsive Fund® -	Washington Mutual Investors FundSM, Inc.:
Trust Class	Washington Mutual Investors FundSM, Inc. -
New Perspective Fund®, Inc.:	Class R-3
New Perspective Fund®, Inc. - Class R-3	Washington Mutual Investors FundSM, Inc. -
New Perspective Fund®, Inc. - Class R-4	Class R-4
Oppenheimer Capital Appreciation Fund:	Wells Fargo Funds Trust:
Oppenheimer Capital Appreciation Fund - Class A	Wells Fargo Advantage Small Cap Value Fund -
Oppenheimer Developing Markets Fund:	Class A
Oppenheimer Developing Markets Fund - Class A	Wells Fargo Advantage Special Small Cap Values
Oppenheimer Gold & Special Minerals Fund:	Fund - Class A
Oppenheimer Gold & Special Minerals Fund -
Class A**
Oppenheimer International Bond Fund:	* Division added to the list in 2009
Oppenheimer International Bond Fund - Class A**	** Division added to the list in 2010
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Strategic Bond Fund/VA

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Service Class	ING Evergreen Omega Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Institutional
Institutional Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service Class
Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Stock Index Portfolio - Institutional Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service
Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class	Portfolio - Adviser Class
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Adviser Class	Adviser Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Initial Class	Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Service Class	Service Class
ING Solution Moderate Portfolio - Service Class	ING Solution Growth and Income Portfolio - Service
Class
ING Series Fund, Inc.:	ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	ING Growth and Income Fund - Class A
Invesco Growth Series:	AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	AIM Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A	AIM Small Cap Growth Fund - Class A
Invesco Investment Funds:	AIM Investment Funds:
Invesco Global Health Care Fund - Investor Class	AIM Global Health Care Fund - Investor Class
Invesco Sector Funds:	Morgan Stanley Institutional Fund Trust:
Invesco U.S. Small Cap Value Fund - Class Y	Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Invesco Sector Funds:	Van Kampen Equity Trust:
Invesco Van Kampen Small Cap Value Fund -	Van Kampen Small Cap Value Fund - Class A
Class A
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I	AIM V.I. Capital Appreciation Fund - Series I Shares
Shares
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Oppenheimer MidCap Fund/VA
Pax World Funds Series Trust I:	Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	Pax World Balanced Fund

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	RiverSource® Diversified Equity Income Fund -
Class R-3
Columbia Diversified Equity Income Fund - Class R-4	RiverSource® Diversified Equity Income Fund -
Class R-4
Wells Fargo Funds Trust:	Evergreen Equity Trust:
Wells Fargo Advantage Special Small Cap Value	Evergreen Special Values Fund - Class A
Fund - Class A

During 2010, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Asset Portfolio - Service Class
ING Index Solution 2015 Portfolio - Adviser Class
ING Index Solution 2025 Portfolio - Adviser Class
ING Index Solution 2035 Portfolio - Adviser Class
ING Index Solution 2045 Portfolio - Adviser Class
ING Index Solution Income Portfolio - Adviser Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class I
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I

The following Divisions were available to contractowners during 2010, but had no net assets as of December 31, 2010:

Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2010, but had no activity as of
December 31, 2010:

The Alger Funds:	Calvert World Values Fund, Inc.:
Alger Capital Appreciation Fund - Class A	Calvert Capital Accumulation Fund - Class A
Alger Small Cap Growth Fund - Class A	Capital World Growth & Income FundSM, Inc.:
Allianz Funds:	American Funds Capital World Growth and Income
Allianz NFJ Small-Cap Value Fund - Institutional	FundSM - Class R-4
Class	American Funds Capital World Growth and Income
American Balanced Fund®, Inc.:	FundSM - Class R-5
American Funds American Balanced Fund® -	Columbia Acorn Trust:
Class R-4	ColumbiaSM Acorn USA® - Class A Shares
American Century Mutual Funds:	Davis New York Venture Fund, Inc.:
American Century Ultra Fund - A Class	Davis New York Venture Fund - Class R
American Funds American Mutual Fund®:	DFA Investment Dimensions Group, Inc.:
American Funds American Mutual Fund® - Class R-4	DFA International Small Company Portfolio -
Artisan Funds, Inc.:	Institutional Class
Artisan International Value Fund - Investor Shares	Dodge & Cox Funds:
BlackRock Large Cap Series Funds, Inc.:	Dodge & Cox Stock Fund
BlackRock Large Cap Value Fund - Investor A Shares

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Partners, Inc. (continued):
Fidelity® Advisor Balanced Fund - Class T	ING Index Solution Income Portfolio - Service Class
Fidelity® Advisor Equity Growth Fund - Class T	ING Solution 2055 Portfolio - Adviser Class
Fidelity® Advisor Equity Income Fund - Class T	ING Solution 2055 Portfolio - Initial Class
Fidelity® Advisor Growth Opportunities Fund -	ING Thornburg Value Portfolio - Service Class
Class T	ING American Century Small-Mid Cap Value
Fidelity® Advisor Leveraged Company Stock Fund -	Portfolio - Initial Class
Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
Fidelity® Variable Insurance Products:	ING Series Fund, Inc.:
Fidelity® VIP Equity-Income Portfolio - Service	ING Index Plus LargeCap Fund - Class A
Class 2	ING Index Plus MidCap Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Index Plus MidCap Fund - Class R
Fidelity® Variable Insurance Products II:	ING Index Plus SmallCap Fund - Class A
Fidelity® VIP Contrafund® Portfolio - Service	ING Money Market Fund - Class A
Class 2	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products III:	ING Capital Allocation Fund - Class A
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Variable Portfolios, Inc.:
Franklin Value Investors Trust:	ING BlackRock Science and Technology
Franklin Balance Sheet Investment Fund - Class A	Opportunities Portfolio - Class S
Goldman Sachs Trust:	Invesco Equity Funds:
Goldman Sachs Capital Growth Fund - Class A Shares	Invesco Charter Fund - Class A
Goldman Sachs Concentrated International Equity	Invesco Constellation Fund - Class A
Fund - Class A Shares	Invesco Investment Funds:
The Growth Fund of America®, Inc.:	Invesco Endeavor Fund - Class A
American Funds The Growth Fund of America® -	Invesco Investment Securities Funds:
Class A	Invesco Dynamics Fund - Investor Class
American Funds The Growth Fund of America® -	Invesco Income Fund - Class A
Class R-5	Invesco Sector Funds:
ING Equity Trust:	Invesco U.S. Small Cap Value Fund - Class A
ING SmallCap Opportunities Fund - Class A	Janus Aspen Series:
ING Growth Opportunities Fund - Class A	Janus Aspen Series Overseas Portfolio - Institutional
ING Value Choice Fund - Class A	Shares
ING Funds Trust:	Janus Investment Fund:
ING Intermediate Bond Fund - Class I	Janus Contrarian Fund - Class T Shares
ING Investors Trust:	Keeley Small Cap Value Fund, Inc.:
ING Artio Foreign Portfolio - Institutional Class	Keeley Small Cap Value Fund - Class A
ING FMRSM Diversified Mid Cap Portfolio - Adviser	The Lazard Funds, Inc.:
Class	Lazard International Equity Portfolio - Open Shares
ING Marsico Growth Portfolio - Adviser Class	Lazard U.S. Small-Mid Cap Equity Portfolio - Open
ING Large Cap Growth Portfolio - Adviser Class	Shares
ING Large Cap Growth Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc.:
ING Pioneer Mid Cap Value Portfolio - Adviser Class	Legg Mason Capital Management Special Investment
ING Mayflower Trust:	Trust, Inc. - Class C
ING International Value Fund - Class A	Loomis Sayles Funds II:
ING Mutual Funds:	Loomis Sayles Investment Grade Bond Fund -
ING Global Real Estate Fund - Class I	Class Y
ING Global Value Choice Fund - Class A	Lord Abbett Securities Trust:
ING Partners, Inc.:	Lord Abbett Fundamental Equity Fund - Class A
ING Davis New York Venture Portfolio - Adviser	MainStay Funds:
Class	Mainstay Large Cap Growth Fund - Class R3
ING Index Solution 2015 Portfolio - Initial Class	MFS® Series Trust II:
ING Index Solution 2025 Portfolio - Initial Class	MFS® Growth Fund - Class A
ING Index Solution 2035 Portfolio - Initial Class	MFS® Series Trust V:
ING Index Solution 2045 Portfolio - Initial Class	MFS® Research Fund - Class A
ING Index Solution 2055 Portfolio - Adviser Class	MFS® Total Return Fund - Class A
ING Index Solution 2055 Portfolio - Initial Class	MFS® Total Return Fund - Class I
ING Index Solution Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

MFS® Series Trust VI:	RiverSource® High Yield Income Series, Inc.:
MFS® Global Equity Fund - Class A	Columbia High Yield Bond Fund - Class R3
Morgan Stanley Institutional Fund Trust:	RiverSource® Investment Series, Inc.:
Morgan Stanley Institutional Fund Trust Mid Cap	Columbia Diversified Equity Income Fund - Class R5
Growth Portfolio - Class P Shares	Columbia Mid Cap Value Opportunity Fund -
Neuberger Berman Equity Funds®:	Class R5
Neuberger Berman Genesis Fund® - Trust Class	The Royce Fund:
Neuberger Berman Genesis Fund - Advisor Class	Royce Total Return Fund - Class K
Oppenheimer Capital Income Fund:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Capital Income Fund - Class A	T. Rowe Price Science and Technology Fund -
Oppenheimer Champion Income Fund:	Advisor Class
Oppenheimer Champion Income Fund - Class A	Thornburg Investment Trust:
Oppenheimer Global Fund:	Thornburg Core Growth Fund - Class R5
Oppenheimer Global Fund - Class A	Thornburg International Value Fund - Class R4
Oppenheimer Integrity Funds:	Vanguard® Bond Index Funds:
Oppenheimer Core Bond Fund - Class A	Vanguard® Total Bond Market Index Fund - Signal®
Oppenheimer International Bond Fund:	Shares
Oppenheimer International Bond Fund - Class Y	Vanguard® Index Funds:
Oppenheimer International Small Company Fund:	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer International Small Company Fund -	Vanguard® 500 Index Fund - Signal® Shares
Class A	Vanguard® Extended Market Index Fund - Signal®
Oppenheimer International Small Company Fund -	Shares
Class Y	Vanguard® Mid-Cap Index Fund - Signal® Shares
Parnassus Income Funds:	Vanguard® Small-Cap Index Fund - Signal® Shares
Parnassus Investments Equity Income Fund - Investor	Vanguard® Total Stock Market Index Fund - Signal®
Shares	Shares
Pioneer Equity Income Fund:	Vanguard® Institutional Index Fund:
Pioneer Equity Income Fund - Class A	Vanguard® Institutional Index Fund - Institutional
Pioneer Strategic Income Fund:	Shares
Pioneer Strategic Income Fund - Class A	The Victory Portfolios:
Pioneer Variable Contracts Trust:	Victory Small Company Opportunity Fund - Class R
Pioneer Equity-Income VCT Portfolio - Class II	Wells Fargo Funds Trust:
Prudential Investment Portfolios, Inc.:	Wells Fargo Advantage Special Mid Cap Value
Prudential Jennison Equity Opportunity Fund -	Fund - Admin Cl
Class A	Wells Fargo Advantage Special Small Cap Value
Prudential Jennison Growth Fund - Class A	Fund - Class F

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended
December 31, 2010 and 2009, were issued.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value
Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Account had no financial liabilities as of December 31, 2010.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2010, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Balanced Portfolio,
Inc., ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 0.98% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
The Alger Funds II:
Alger Green Fund - Class A	$ 1,077	$ 655	$ 1,099 $	120
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	45	71	47	28
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	52	82	139	139
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	132	34	124	3
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,141	602	778	344
Allianz NFJ Small-Cap Value Fund - Class A	133	380	169	41
Amana Mutual Funds Trust:
Amana Growth Fund	10,748	405	5,191	111
Amana Income Fund	17,199	863	9,758	249
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	880	1,102	1,252	383
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	12,112	3,469	9,501	523
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	590	700	693	362
Ariel Investment Trust:
Ariel Appreciation Fund	173	95	143	198
Ariel Fund	1,665	853	313	148
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,482	921	1,554	367
Aston Funds:
Aston/Optimum Mid Cap Fund - Class N	2,834	186	-	-
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	165	-	-	-
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,883	1,195	277	33
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	4,391	2,376	4,973	1,293
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,530	4,029	2,761	4,030
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	336	16	14	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	8	-	-	-
ColumbiaSM Acorn Fund® - Class Z	4,760	1,045	1,394	316
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	988	729	938	199
Columbia Mid Cap Value Fund - Class Z	1,928	907	890	414
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	227	105	66	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	$ 4	$ -	$ -	$-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	75	9	57	25
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	50	30	13	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	1,803	1,385	2,475	1,051
EuroPacific Growth Fund® - Class R-4	27,961	15,026	36,287	6,354
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	34	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,832	28,856	14,983	19,963
Fidelity® VIP Growth Portfolio - Initial Class	7,280	15,084	4,888	14,995
Fidelity® VIP High Income Portfolio - Initial Class	3,380	2,953	3,807	1,703
Fidelity® VIP Overseas Portfolio - Initial Class	2,743	5,611	3,314	4,004
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	41,318	97,150	53,592	47,901
Fidelity® VIP Index 500 Portfolio - Initial Class	8,482	7,657	9,154	5,369
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,509	1,148	3,336	879
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,389	1,777	1,970	1,408
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	587	374	1,065	314
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	91	121	132	126
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	20,129	10,984	14,896	6,520
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	357	148	462	22
Fundamental InvestorsSM, Inc. - Class R-4	8,555	1,812	9,754	529
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	2,615	2,081	3,278	1,307
The Growth Fund of America® - Class R-4	26,374	21,746	36,478	6,825
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	258	84	-	-
The Hartford Dividend And Growth Fund - Class R4	74	33	-	-
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	478	436	477	520
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	12,862	42,425	29,437	45,467
ING Equity Trust:
ING Real Estate Fund - Class A	310	331	392	468
ING Funds Trust:
ING GNMA Income Fund - Class A	2,022	2,180	2,513	542
ING Intermediate Bond Fund - Class A	880	782	957	836

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	$ 46,058	$ 59,238	$ 46,741	$ 32,627
ING Intermediate Bond Portfolio - Class S	207	58	167	48
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,451	7,415	4,504	6,638
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,507	7,645	3,531	6,118
ING BlackRock Large Cap Growth Portfolio - Service Class	261	242	84	41
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	67	47	109	52
ING Clarion Global Real Estate Portfolio - Institutional Class	11,324	5,712	7,385	4,547
ING Clarion Real Estate Portfolio - Institutional Class	1,933	1,599	1,904	1,444
ING Clarion Real Estate Portfolio - Service Class	13,022	5,105	6,238	2,811
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,909	1,974	10,690	913
ING Global Resources Portfolio - Institutional Class	-	-	-	5
ING Global Resources Portfolio - Service Class	16,350	12,441	16,997	11,089
ING Janus Contrarian Portfolio - Service Class	8,194	1,752	4,511	2,053
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	313	363	176	91
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	7,456	8,090	8,778	3,854
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,144	6,297	6,630	3,619
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,673	894	1,258	488
ING Large Cap Growth Portfolio - Service Class	2,927	425	443	201
ING Lord Abbett Growth and Income Portfolio - Institutional Class	5,318	8,949	3,665	9,271
ING Lord Abbett Growth and Income Portfolio - Service Class	69	44	105	45
ING Marsico Growth Portfolio - Institutional Class	1,987	1,591	1,736	1,146
ING Marsico Growth Portfolio - Service Class	128	24	98	137
ING Marsico International Opportunities Portfolio - Adviser Class	6	111	97	11
ING Marsico International Opportunities Portfolio - Service Class	1,262	2,587	1,571	1,608
ING MFS Total Return Portfolio - Adviser Class	122	34	434	153
ING MFS Total Return Portfolio - Institutional Class	2,563	6,221	4,071	4,809
ING MFS Total Return Portfolio - Service Class	2,011	4,031	3,531	3,619
ING MFS Utilities Portfolio - Service Class	4,691	4,602	5,449	2,782
ING PIMCO High Yield Portfolio - Institutional Class	5,129	1,958	3,106	787
ING PIMCO High Yield Portfolio - Service Class	9,782	2,636	7,653	2,034
ING Pioneer Equity Income Portfolio - Institutional Class	9,478	16,081	11,788	13,441
ING Pioneer Equity Income Portfolio - Service Class	-	-	3	-
ING Pioneer Fund Portfolio - Institutional Class	4,928	1,747	2,580	1,932
ING Pioneer Fund Portfolio - Service Class	89	26	180	12
ING Pioneer Mid Cap Value Portfolio - Institutional Class	5,865	9,467	8,237	5,869
ING Pioneer Mid Cap Value Portfolio - Service Class	81	91	108	31
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	68,540	9,464	53,973	8,612
ING T. Rowe Price Equity Income Portfolio - Adviser Class	226	419	319	98
ING T. Rowe Price Equity Income Portfolio - Service Class	11,416	28,389	20,324	3,903
ING Templeton Global Growth Portfolio - Institutional Class	123	166	165	421
ING Templeton Global Growth Portfolio - Service Class	765	805	1,140	494
ING U.S. Stock Index Portfolio - Institutional Class	1,599	218	944	123
ING Van Kampen Growth and Income Portfolio - Service Class	4,262	3,126	3,956	2,134
ING Wells Fargo HealthCare Portfolio - Service Class	1,650	1,955	2,308	1,384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	$ 1,049	$ 2,402	$ 737	$ 527
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	52,050	112,992	46,792	184,310
ING Mutual Funds:
ING Global Real Estate Fund - Class A	21	3	25	-
ING International Capital Appreciation Fund - Class I	8	1	3	-
ING International SmallCap Multi-Manager Fund - Class A	213	446	283	459
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	35	23	18	14
ING American Century Small-Mid Cap Value Portfolio - Service
Class	8,825	6,414	7,999	2,561
ING Baron Asset Portfolio - Service Class	319	3,333	750	625
ING Baron Small Cap Growth Portfolio - Adviser Class	97	50	601	60
ING Baron Small Cap Growth Portfolio - Service Class	10,108	13,686	13,190	4,239
ING Columbia Small Cap Value Portfolio - Adviser Class	1	-	18	-
ING Columbia Small Cap Value Portfolio - Service Class	853	335	505	281
ING Davis New York Venture Portfolio - Service Class	2,320	2,122	2,653	1,371
ING Fidelity® VIP Mid Cap Portfolio - Service Class	2,782	1,413	3,095	1,294
ING Index Solution 2015 Portfolio - Adviser Class	178	370	221	106
ING Index Solution 2015 Portfolio - Service Class	51	-	-	-
ING Index Solution 2015 Portfolio - Service 2 Class	842	183	-	-
ING Index Solution 2025 Portfolio - Adviser Class	320	1,040	507	1
ING Index Solution 2025 Portfolio - Service Class	28	-	-	-
ING Index Solution 2025 Portfolio - Service 2 Class	1,775	354	-	-
ING Index Solution 2035 Portfolio - Adviser Class	73	448	242	2
ING Index Solution 2035 Portfolio - Service Class	21	-	-	-
ING Index Solution 2035 Portfolio - Service 2 Class	1,092	104	-	-
ING Index Solution 2045 Portfolio - Adviser Class	49	201	118	-
ING Index Solution 2045 Portfolio - Service Class	1	-	-	-
ING Index Solution 2045 Portfolio - Service 2 Class	551	26	-	-
ING Index Solution 2055 Portfolio - Service Class	3	-	-	-
ING Index Solution 2055 Portfolio - Service 2 Class	-	-	-	-
ING Index Solution Income Portfolio - Adviser Class	7	68	79	29
ING Index Solution Income Portfolio - Service 2 Class	187	32	-	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	54	34	40	43
ING JPMorgan Mid Cap Value Portfolio - Service Class	2,441	3,729	3,261	2,730
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser
Class	6	41	71	51
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	3,937	11,346	2,295	9,351
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service
Class	22	17	33	40
ING Oppenheimer Global Portfolio - Adviser Class	89	46	191	145
ING Oppenheimer Global Portfolio - Initial Class	18,058	50,460	28,987	41,623
ING Oppenheimer Global Portfolio - Service Class	142	59	118	13
ING Oppenheimer Global Strategic Income Portfolio - Adviser Class	303	109	148	200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	$ 25,923	$ 20,685	$ 18,280	$ 12,530
ING Oppenheimer Global Strategic Income Portfolio - Service Class	435	50	393	92
ING PIMCO Total Return Portfolio - Adviser Class	1,317	582	592	291
ING PIMCO Total Return Portfolio - Service Class	65,731	20,241	78,253	14,633
ING Pioneer High Yield Portfolio - Initial Class	6,944	4,319	8,590	2,273
ING Pioneer High Yield Portfolio - Service Class	229	76	50	5
ING Solution 2015 Portfolio - Adviser Class	2,043	16,774	3,484	1,582
ING Solution 2015 Portfolio - Service Class	13,811	3,963	12,831	2,590
ING Solution 2015 Portfolio - Service 2 Class	17,927	3,526	-	-
ING Solution 2025 Portfolio - Adviser Class	1,566	20,444	4,269	1,407
ING Solution 2025 Portfolio - Service Class	16,642	3,520	18,954	2,684
ING Solution 2025 Portfolio - Service 2 Class	21,945	2,693	-	-
ING Solution 2035 Portfolio - Adviser Class	946	17,667	4,059	919
ING Solution 2035 Portfolio - Service Class	13,300	3,482	16,109	942
ING Solution 2035 Portfolio - Service 2 Class	19,285	3,075	-	-
ING Solution 2045 Portfolio - Adviser Class	822	12,634	3,224	651
ING Solution 2045 Portfolio - Service Class	9,900	2,037	12,290	612
ING Solution 2045 Portfolio - Service 2 Class	14,095	1,156	-	-
ING Solution 2055 Portfolio - Service Class	217	10	-	-
ING Solution 2055 Portfolio - Service 2 Class	157	-	-	-
ING Solution Growth Portfolio - Service Class	486	94	589	122
ING Solution Income Portfolio - Adviser Class	555	8,495	1,281	1,588
ING Solution Income Portfolio - Service Class	4,496	1,998	3,049	1,445
ING Solution Income Portfolio - Service 2 Class	8,513	3,477	-	-
ING Solution Moderate Portfolio - Service Class	938	167	1,104	383
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	98	54	58	57
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	11,233	23,810	9,357	16,669
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	141	54	135	173
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	240	279	116	103
ING T. Rowe Price Growth Equity Portfolio - Initial Class	10,023	19,530	10,974	11,145
ING T. Rowe Price Growth Equity Portfolio - Service Class	296	156	270	150
ING Templeton Foreign Equity Portfolio - Adviser Class	112	24	33	14
ING Templeton Foreign Equity Portfolio - Initial Class	6,066	9,417	5,039	9,310
ING Templeton Foreign Equity Portfolio - Service Class	29	5	25	23
ING Thornburg Value Portfolio - Adviser Class	67	142	36	29
ING Thornburg Value Portfolio - Initial Class	6,004	10,571	8,914	6,743
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	8	18	28	10
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,854	9,820	3,241	8,840
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4	-	3	-
ING Van Kampen Comstock Portfolio - Adviser Class	22	36	49	22
ING Van Kampen Comstock Portfolio - Service Class	3,737	8,881	4,594	6,774
ING Van Kampen Equity and Income Portfolio - Adviser Class	18	35	121	15
ING Van Kampen Equity and Income Portfolio - Initial Class	10,181	24,640	9,358	26,427
ING Van Kampen Equity and Income Portfolio - Service Class	66	19	46	74

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	$ 165	$ 113	$ 128	$ 27
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	5,941	6,465	6,113	4,828
ING Strategic Allocation Growth Portfolio - Class I	5,920	6,087	12,607	5,232
ING Strategic Allocation Moderate Portfolio - Class I	6,988	5,824	11,759	6,010
ING Variable Funds:
ING Growth and Income Portfolio - Class A	156	22	58	97
ING Growth and Income Portfolio - Class I	84,713	130,885	18,945	104,037
ING Growth and Income Portfolio - Class S	487	59	522	83
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	7	239	16	68
ING GET U.S. Core Portfolio - Series 6	41	173	44	287
ING GET U.S. Core Portfolio - Series 7	32	333	40	331
ING GET U.S. Core Portfolio - Series 8	8	9	13	429
ING GET U.S. Core Portfolio - Series 9	3	7	3	3
ING GET U.S. Core Portfolio - Series 10	2	8	2	1
ING GET U.S. Core Portfolio - Series 11	1	1	1	1
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	6,732	6,047	8,536	3,390
ING Index Plus LargeCap Portfolio - Class I	12,099	34,377	15,574	25,583
ING Index Plus LargeCap Portfolio - Class S	25	90	11	21
ING Index Plus MidCap Portfolio - Class I	14,311	33,790	15,518	16,645
ING Index Plus MidCap Portfolio - Class S	174	146	153	35
ING Index Plus SmallCap Portfolio - Class I	8,323	11,076	8,025	9,573
ING Index Plus SmallCap Portfolio - Class S	10	6	56	17
ING International Index Portfolio - Class I	2,910	2,853	18,581	1,131
ING International Index Portfolio - Class S	14	18	17	-
ING Opportunistic Large Cap Portfolio - Class I	2,825	78,199	37,556	7,752
ING Russell™ Large Cap Growth Index Portfolio - Class I	2,005	1,298	3,553	1,230
ING Russell™ Large Cap Growth Index Portfolio - Class S	162	62	328	27
ING Russell™ Large Cap Index Portfolio - Class I	3,182	2,078	7,144	1,861
ING Russell™ Large Cap Index Portfolio - Class S	9	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	86	22	90	21
ING Russell™ Large Cap Value Index Portfolio - Class S	1,336	918	2,161	498
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,357	564	2,829	128
ING Russell™ Mid Cap Index Portfolio - Class I	2,386	550	1,804	417
ING Russell™ Small Cap Index Portfolio - Class I	3,035	530	1,295	344
ING Small Company Portfolio - Class I	7,705	10,751	6,351	7,667
ING Small Company Portfolio - Class S	12	9	17	24
ING U.S. Bond Index Portfolio - Class I	3,810	2,498	3,370	1,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 7,026	$ 26,928	$ 11,002	$ 10,812
ING International Value Portfolio - Class S	36	56	54	71
ING MidCap Opportunities Portfolio - Class I	8,292	2,248	1,887	1,245
ING MidCap Opportunities Portfolio - Class S	1,889	141	130	17
ING SmallCap Opportunities Portfolio - Class I	6,075	1,610	2,131	1,389
ING SmallCap Opportunities Portfolio - Class S	128	18	11	13
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	3,099	748	1,956	150
Invesco Small Cap Growth Fund - Class A	7	5	3	-
Invesco Investment Funds:
Invesco Global Health Care Fund - Investor Class	29	18	44	35
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	3,896	753	1,127	574
Invesco Van Kampen Small Cap Value Fund - Class A	142	109	70	2
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	878	2,029	1,297	2,044
Invesco V.I. Core Equity Fund - Series I Shares	1,510	4,728	3,081	4,023
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	22	55	40	55
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	60	21	39
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	10	7	12	55
Janus Aspen Series Janus Portfolio - Institutional Shares	3	14	5	23
Janus Aspen Series Worldwide Portfolio - Institutional Shares	19	49	14	47
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	1,507	467	663	103
LKCM Funds:
LKCM Aquinas Growth Fund	36	35	68	68
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,717	388	1,362	193
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	18	-	-	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	4	-	-	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	210	97	185	83
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	194	133	147	202
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	3,889	13,915	4,309	9,443
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	72	43	73	264
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	2,549	274	1,198	433

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	$ 491	$ 551	$ 650 $	390
New Perspective Fund®, Inc. - Class R-4	9,857	4,117	8,848	3,325
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	133	249	138	135
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	38,216	20,090	38,842	9,605
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	38	-	-	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	52	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	9	36	31	77
Oppenheimer Main Street Fund®/VA	1	9	1	8
Oppenheimer Main Street Small Cap Fund®/VA	2,356	2,093	2,117	748
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	4	-	3
Oppenheimer Strategic Bond Fund/VA	11	8	3	22
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	4,145	10,370	5,679	4,710
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	48,198	9,360	44,680	6,642
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	786	1,010	1,194	535
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	5,213	7,641	9,342	3,791
Pioneer Equity Income VCT Portfolio - Class I	-	-	44	44
Pioneer High Yield VCT Portfolio - Class I	4,149	3,351	4,453	2,287
Pioneer Mid Cap Value VCT Portfolio - Class I	1	1	51	51
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	807	8,861	3,780	610
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	92	181	222	7
Columbia Diversified Equity Income Fund - Class R-4	2,119	628	1,720	519
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	5,217	1,917	2,111	386
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	118	432	168	176
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	50	14	42	1
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	263	364	286	151
Templeton Income Trust:
Templeton Global Bond Fund - Class A	49,416	8,740	34,297	5,757

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	$ 7	$ 10	$ 11 $	17
Equity Income Portfolio	58	10	55	19
Small Company Growth Portfolio	8	18	9	6
Wanger Advisors Trust:
Wanger International	9,186	1,765	6,318	2,204
Wanger Select	18,361	4,041	11,134	2,853
Wanger USA	7,428	2,071	3,806	1,230
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	564	642	661	989
Washington Mutual Investors FundSM, Inc. - Class R-4	7,556	7,792	9,128	5,061
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	24	12	18	3
Wells Fargo Advantage Special Small Cap Values Fund - Class A	7,877	9,446	6,770	5,072

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Alger Funds II:
Alger Green Fund - Class A	141,653	117,849	23,804	128,151	37,583	90,568
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	16,793	19,248	(2,455)	23,403	21,093	2,310
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	4,582	7,123	(2,541)	18,493	19,345	(852)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	18,336	10,513	7,823	21,562	10,573	10,989
Allianz NFJ Large-Cap Value Fund - Institutional Class	151,788	83,349	68,439	125,348	54,442	70,906
Allianz NFJ Small-Cap Value Fund - Class A	13,769	30,584	(16,815)	22,926	12,334	10,592
Amana Mutual Funds Trust:
Amana Growth Fund	1,482,984	525,369	957,615	598,954	58,076	540,878
Amana Income Fund	1,908,155	417,788	1,490,367	1,053,817	83,411	970,406
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	196,819	223,903	(27,084)	259,494	174,659	84,835
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	1,713,749	953,052	760,697	970,926	124,494	846,432
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	147,928	162,308	(14,380)	176,895	138,224	38,671
Ariel Investment Trust:
Ariel Appreciation Fund	27,362	20,375	6,987	29,135	30,605	(1,470)
Ariel Fund	204,877	126,738	78,139	84,795	61,462	23,333
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	407,387	334,222	73,165	262,712	87,125	175,587
Aston Funds:
Aston/Optimum Mid Cap Fund - Class N	295,252	45,847	249,405	-	-	-
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	15,481	2	15,479	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	439,373	175,323	264,050	24,067	3,401	20,666
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	816,433	640,049	176,384	657,902	275,615	382,287
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	271,534	359,124	(87,590)	339,058	436,345	(97,287)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	31,876	6,500	25,376	1,129	1	1,128
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	653	-	653	-	-	-
ColumbiaSM Acorn Fund® - Class Z	547,398	190,910	356,488	190,973	42,502	148,471
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	192,754	164,606	28,148	191,968	79,695	112,273
Columbia Mid Cap Value Fund - Class Z	233,762	122,114	111,648	128,854	58,761	70,093
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	25,071	15,235	9,836	10,962	5,206	5,756
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	299	-	299	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,995	834	5,161	5,473	2,374	3,099
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	4,154	2,380	1,774	1,101	-	1,101
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	331,860	310,727	21,133	396,218	297,913	98,305
EuroPacific Growth Fund® - Class R-4	4,549,396	3,844,161	705,235	4,883,302	2,824,983	2,058,319
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	4,438	1,311	3,127	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,256,647	3,350,761	(1,094,114)	3,214,042	3,734,349	(520,307)
Fidelity® VIP Growth Portfolio - Initial Class	2,917,042	3,363,027	(445,985)	2,914,425	3,518,809	(604,384)
Fidelity® VIP High Income Portfolio - Initial Class	341,067	356,462	(15,395)	456,314	285,403	170,911
Fidelity® VIP Overseas Portfolio - Initial Class	485,201	696,533	(211,332)	674,438	747,193	(72,755)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,914,298	15,157,315	(1,243,017)	12,437,181	12,096,628	340,553
Fidelity® VIP Index 500 Portfolio - Initial Class	519,762	603,631	(83,869)	679,668	633,917	45,751
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	327,822	162,279	165,543	371,130	143,058	228,072
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	81,496	112,973	(31,477)	129,145	118,865	10,280
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	95,666	84,722	10,944	149,512	93,222	56,290
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	24,433	27,280	(2,847)	31,797	31,630	167
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	2,577,541	2,064,161	513,380	1,849,172	1,493,670	355,502
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	116,011	91,342	24,669	74,129	13,763	60,366
Fundamental InvestorsSM, Inc. - Class R-4	1,813,422	1,012,664	800,758	1,786,581	440,942	1,345,639
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	583,377	540,230	43,147	753,521	536,030	217,491
The Growth Fund of America® - Class R-4	5,996,832	5,604,283	392,549	7,328,391	4,305,334	3,023,057
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	23,938	7,398	16,540	-	-	-
The Hartford Dividend And Growth Fund - Class R4	7,345	3,186	4,159	-	-	-
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	98,192	100,523	(2,331)	121,787	131,043	(9,256)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,712,385	6,226,402	(1,514,017)	2,763,347	4,160,361	(1,397,014)
ING Equity Trust:
ING Real Estate Fund - Class A	58,754	63,710	(4,956)	66,555	76,982	(10,427)
ING Funds Trust:
ING GNMA Income Fund - Class A	225,619	246,338	(20,719)	258,970	109,364	149,606
ING Intermediate Bond Fund - Class A	168,473	176,344	(7,871)	161,257	169,917	(8,660)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	8,540,074	9,440,580	(900,506)	6,530,718	6,637,935	(107,217)
ING Intermediate Bond Portfolio - Class S	16,271	5,163	11,108	13,869	3,156	10,713
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	1,873,339	2,319,747	(446,408)	900,246	1,131,472	(231,226)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,379,091	1,833,561	(454,470)	1,855,248	2,199,746	(344,498)
ING BlackRock Large Cap Growth Portfolio - Service Class	29,851	28,224	1,627	20,155	15,263	4,892
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	6,631	4,385	2,246	15,875	6,805	9,070
ING Clarion Global Real Estate Portfolio - Institutional Class	1,823,495	1,682,944	140,551	1,952,084	1,638,079	314,005
ING Clarion Real Estate Portfolio - Institutional Class	188,549	164,687	23,862	245,040	204,183	40,857
ING Clarion Real Estate Portfolio - Service Class	2,281,454	1,566,442	715,012	1,710,024	1,309,265	400,759
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,681,609	946,393	735,216	1,569,633	603,000	966,633
ING Global Resources Portfolio - Institutional Class	-	(1)	1	-	624	(624)
ING Global Resources Portfolio - Service Class	4,664,897	4,393,098	271,799	4,154,286	3,449,907	704,379
ING Janus Contrarian Portfolio - Service Class	1,572,114	796,234	775,880	1,054,299	647,786	406,513
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	15,568	20,467	(4,899)	15,326	7,566	7,760
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	561,100	730,974	(169,874)	896,062	581,232	314,830
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,010,554	1,109,677	(99,123)	844,046	660,999	183,047
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	264,664	122,654	142,010	190,256	106,877	83,379
ING Large Cap Growth Portfolio - Service Class	229,020	40,374	188,646	44,312	19,375	24,937
ING Lord Abbett Growth and Income Portfolio - Institutional Class	2,505,921	2,951,079	(445,158)	2,092,725	2,889,702	(796,977)
ING Lord Abbett Growth and Income Portfolio - Service Class	12,251	9,403	2,848	65,186	57,017	8,169
ING Marsico Growth Portfolio - Institutional Class	371,058	331,264	39,794	414,301	330,347	83,954
ING Marsico Growth Portfolio - Service Class	37,453	27,544	9,909	19,214	24,619	(5,405)
ING Marsico International Opportunities Portfolio - Adviser Class	375	13,730	(13,355)	13,006	1,883	11,123
ING Marsico International Opportunities Portfolio - Service Class	220,238	331,857	(111,619)	330,672	345,390	(14,718)
ING MFS Total Return Portfolio - Adviser Class	9,981	1,922	8,059	45,398	15,605	29,793
ING MFS Total Return Portfolio - Institutional Class	668,223	991,313	(323,090)	811,812	1,020,503	(208,691)
ING MFS Total Return Portfolio - Service Class	469,670	601,463	(131,793)	540,532	568,631	(28,099)
ING MFS Utilities Portfolio - Service Class	757,963	796,916	(38,953)	789,309	689,729	99,580
ING PIMCO High Yield Portfolio - Institutional Class	461,543	248,772	212,771	303,751	98,866	204,885
ING PIMCO High Yield Portfolio - Service Class	1,108,112	680,043	428,069	964,144	500,365	463,779

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Pioneer Equity Income Portfolio - Institutional Class	3,778,950	4,975,372	(1,196,422)	5,046,580	4,976,718	69,862
ING Pioneer Equity Income Portfolio - Service Class	342	386	(44)	387	-	387
ING Pioneer Fund Portfolio - Institutional Class	720,447	411,607	308,840	563,240	487,456	75,784
ING Pioneer Fund Portfolio - Service Class	9,923	3,402	6,521	26,114	1,902	24,212
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,032,649	2,437,870	(405,221)	2,394,060	2,120,091	273,969
ING Pioneer Mid Cap Value Portfolio - Service Class	29,001	29,996	(995)	36,819	27,096	9,723
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	9,237,628	4,820,009	4,417,619	8,208,080	4,276,913	3,931,167
ING T. Rowe Price Equity Income Portfolio - Adviser Class	19,049	39,742	(20,693)	35,979	10,624	25,355
ING T. Rowe Price Equity Income Portfolio - Service Class	7,831,293	9,108,724	(1,277,431)	6,784,621	5,475,029	1,309,592
ING Templeton Global Growth Portfolio - Institutional Class	13,875	17,890	(4,015)	56,373	77,878	(21,505)
ING Templeton Global Growth Portfolio - Service Class	139,183	146,600	(7,417)	214,981	127,770	87,211
ING U.S. Stock Index Portfolio - Institutional Class	140,789	23,860	116,929	104,552	17,734	86,818
ING Van Kampen Growth and Income Portfolio - Service Class	693,986	580,260	113,726	731,010	528,467	202,543
ING Wells Fargo HealthCare Portfolio - Service Class	348,758	368,725	(19,967)	484,926	387,974	96,952
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	172,385	347,266	(174,881)	131,874	98,779	33,095
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	13,974,028	17,020,686	(3,046,658)	14,418,890	21,768,298	(7,349,408)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	6,325	5,062	1,263	1,746	-	1,746
ING International Capital Appreciation Fund - Class I	1,231	678	553	231	14	217
ING International SmallCap Multi-Manager Fund - Class A	35,060	50,962	(15,902)	48,400	62,633	(14,233)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	2,108	1,158	950	1,633	1,648	(15)
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,426,715	2,317,165	109,550	2,167,525	1,759,978	407,547
ING Baron Asset Portfolio - Service Class	126,521	482,251	(355,730)	225,118	201,954	23,164
ING Baron Small Cap Growth Portfolio - Adviser Class	9,407	4,853	4,554	75,119	7,703	67,416
ING Baron Small Cap Growth Portfolio - Service Class	2,947,533	3,123,153	(175,620)	3,327,664	2,446,219	881,445
ING Columbia Small Cap Value Portfolio - Adviser Class	74	-	74	2,674	-	2,674
ING Columbia Small Cap Value Portfolio - Service Class	231,564	174,917	56,647	122,280	90,512	31,768
ING Davis New York Venture Portfolio - Service Class	321,444	318,964	2,480	403,609	297,989	105,620
ING Fidelity® VIP Mid Cap Portfolio - Service Class	306,486	188,422	118,064	235,699	181,311	54,388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2015 Portfolio - Adviser Class	21,425	40,815	(19,390)	24,530	9,849	14,681
ING Index Solution 2015 Portfolio - Service Class	5,073	2	5,071	-	-	-
ING Index Solution 2015 Portfolio - Service 2 Class	84,908	22,639	62,269	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	37,694	115,076	(77,382)	66,094	30	66,064
ING Index Solution 2025 Portfolio - Service Class	2,061	-	2,061	-	-	-
ING Index Solution 2025 Portfolio - Service 2 Class	184,454	52,425	132,029	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	8,960	50,889	(41,929)	34,745	301	34,444
ING Index Solution 2035 Portfolio - Service Class	1,915	(1)	1,916	-	-	-
ING Index Solution 2035 Portfolio - Service 2 Class	116,799	24,333	92,466	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	6,287	23,750	(17,463)	16,601	111	16,490
ING Index Solution 2045 Portfolio - Service Class	38	-	38	-	-	-
ING Index Solution 2045 Portfolio - Service 2 Class	56,448	7,523	48,925	-	-	-
ING Index Solution 2055 Portfolio - Service Class	256	-	256	-	-	-
ING Index Solution 2055 Portfolio - Service 2 Class	18	1	17	-	-	-
ING Index Solution Income Portfolio - Adviser Class	747	6,736	(5,989)	8,970	3,093	5,877
ING Index Solution Income Portfolio - Service 2 Class	21,957	7,068	14,889	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	4,019	2,298	1,721	3,418	4,845	(1,427)
ING JPMorgan Mid Cap Value Portfolio - Service Class	473,470	546,831	(73,361)	554,955	533,831	21,124
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Adviser Class	633	4,742	(4,109)	11,006	7,373	3,633
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	1,401,390	1,979,797	(578,407)	1,349,996	2,053,099	(703,103)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	2,792	2,168	624	12,662	13,294	(632)
ING Oppenheimer Global Portfolio - Adviser Class	7,591	4,199	3,392	11,157	6,119	5,038
ING Oppenheimer Global Portfolio - Initial Class	6,708,567	9,861,179	(3,152,612)	6,711,682	9,887,520	(3,175,838)
ING Oppenheimer Global Portfolio - Service Class	10,273	4,632	5,641	9,736	1,242	8,494
ING Oppenheimer Global Strategic Income Portfolio - Adviser Class	21,680	7,267	14,413	12,340	18,469	(6,129)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	3,677,388	3,552,941	124,447	3,094,797	2,992,699	102,098
ING Oppenheimer Global Strategic Income Portfolio - Service Class	50,911	19,317	31,594	51,900	18,654	33,246
ING PIMCO Total Return Portfolio - Adviser Class	86,452	35,474	50,978	42,778	23,828	18,950
ING PIMCO Total Return Portfolio - Service Class	8,136,537	5,431,508	2,705,029	7,616,429	3,416,374	4,200,055
ING Pioneer High Yield Portfolio - Initial Class	1,619,389	1,490,029	129,360	1,017,428	478,388	539,040
ING Pioneer High Yield Portfolio - Service Class	17,444	7,091	10,353	5,526	1,877	3,649

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Adviser Class	338,670	1,640,501	(1,301,831)	708,028	564,424	143,604
ING Solution 2015 Portfolio - Service Class	1,816,759	981,431	835,328	1,921,891	981,529	940,362
ING Solution 2015 Portfolio - Service 2 Class	1,937,267	640,594	1,296,673	-	-	-
ING Solution 2025 Portfolio - Adviser Class	354,162	2,076,046	(1,721,884)	995,774	691,384	304,390
ING Solution 2025 Portfolio - Service Class	2,635,373	1,461,678	1,173,695	3,025,023	1,315,890	1,709,133
ING Solution 2025 Portfolio - Service 2 Class	2,274,477	566,788	1,707,689	-	-	-
ING Solution 2035 Portfolio - Adviser Class	286,562	1,799,158	(1,512,596)	887,912	537,460	350,452
ING Solution 2035 Portfolio - Service Class	2,231,641	1,349,651	881,990	2,558,142	878,535	1,679,607
ING Solution 2035 Portfolio - Service 2 Class	1,936,436	511,170	1,425,266	-	-	-
ING Solution 2045 Portfolio - Adviser Class	194,723	1,258,940	(1,064,217)	565,424	291,190	274,234
ING Solution 2045 Portfolio - Service Class	2,036,203	1,300,711	735,492	1,866,419	552,378	1,314,041
ING Solution 2045 Portfolio - Service 2 Class	1,407,049	265,282	1,141,767	-	-	-
ING Solution 2055 Portfolio - Service Class	20,098	926	19,172	-	-	-
ING Solution 2055 Portfolio - Service 2 Class	16,896	1,810	15,086	-	-	-
ING Solution Growth Portfolio - Service Class	61,688	17,428	44,260	79,222	17,916	61,306
ING Solution Income Portfolio - Adviser Class	105,787	797,829	(692,042)	199,144	277,710	(78,566)
ING Solution Income Portfolio - Service Class	606,445	415,137	191,308	364,366	244,677	119,689
ING Solution Income Portfolio - Service 2 Class	841,314	383,001	458,313	-	-	-
ING Solution Moderate Portfolio - Service Class	103,183	23,722	79,461	147,885	62,299	85,586
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,074	3,075	3,999	7,541	7,055	486
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,792,667	4,816,050	(1,023,383)	4,379,955	5,167,474	(787,519)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	20,190	12,596	7,594	22,222	23,821	(1,599)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	22,737	26,602	(3,865)	14,322	12,610	1,712
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,311,494	3,495,977	(184,483)	2,578,334	2,538,610	39,724
ING T. Rowe Price Growth Equity Portfolio - Service Class	80,134	68,009	12,125	71,484	57,843	13,641
ING Templeton Foreign Equity Portfolio - Adviser Class	12,053	1,716	10,337	5,367	1,981	3,386
ING Templeton Foreign Equity Portfolio - Initial Class	1,550,476	2,117,048	(566,572)	1,816,214	2,411,920	(595,706)
ING Templeton Foreign Equity Portfolio - Service Class	2,929	530	2,399	3,257	2,780	477
ING Thornburg Value Portfolio - Adviser Class	4,945	12,571	(7,626)	3,966	3,384	582
ING Thornburg Value Portfolio - Initial Class	709,235	977,392	(268,157)	1,111,777	1,016,268	95,509
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	838	1,977	(1,139)	2,910	515	2,395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	566,138	1,093,397	(527,259)	841,529	1,410,276	(568,747)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	494	(1)	495	337	23	314
ING Van Kampen Comstock Portfolio - Adviser Class	1,829	3,578	(1,749)	6,182	3,967	2,215
ING Van Kampen Comstock Portfolio - Service Class	1,016,974	1,479,441	(462,467)	984,248	1,280,949	(296,701)
ING Van Kampen Equity and Income Portfolio - Adviser Class	1,009	3,078	(2,069)	12,292	1,466	10,826
ING Van Kampen Equity and Income Portfolio - Initial Class	2,632,160	4,163,581	(1,531,421)	3,168,735	5,141,132	(1,972,397)
ING Van Kampen Equity and Income Portfolio - Service Class	1,707	487	1,220	1,428	2,575	(1,147)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	16,078	12,366	3,712	13,627	4,167	9,460
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	747,516	814,139	(66,623)	610,517	626,697	(16,180)
ING Strategic Allocation Growth Portfolio - Class I	940,285	1,038,631	(98,346)	1,114,404	1,058,520	55,884
ING Strategic Allocation Moderate Portfolio - Class I	923,628	964,343	(40,715)	1,221,558	1,154,601	66,957
ING Variable Funds:
ING Growth and Income Portfolio - Class A	17,534	2,142	15,392	7,711	16,604	(8,893)
ING Growth and Income Portfolio - Class I	7,435,484	8,643,832	(1,208,348)	4,731,369	10,252,286	(5,520,917)
ING Growth and Income Portfolio - Class S	61,797	17,685	44,112	68,276	16,639	51,637
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	-	22,229	(22,229)	-	5,737	(5,737)
ING GET U.S. Core Portfolio - Series 6	-	13,528	(13,528)	11,312	35,690	(24,378)
ING GET U.S. Core Portfolio - Series 7	2,652	32,470	(29,818)	4,889	35,115	(30,226)
ING GET U.S. Core Portfolio - Series 8	2,206	2,470	(264)	1,268	42,523	(41,255)
ING GET U.S. Core Portfolio - Series 9	-	481	(481)	842	864	(22)
ING GET U.S. Core Portfolio - Series 10	-	635	(635)	27	27	-
ING GET U.S. Core Portfolio - Series 11	-	29	(29)	32	38	(6)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	3,661,949	3,451,937	210,012	4,089,157	2,677,033	1,412,124
ING Index Plus LargeCap Portfolio - Class I	2,520,283	4,135,055	(1,614,772)	3,179,901	4,347,128	(1,167,227)
ING Index Plus LargeCap Portfolio - Class S	1,875	9,062	(7,187)	224	2,765	(2,541)
ING Index Plus MidCap Portfolio - Class I	4,076,518	5,133,360	(1,056,842)	4,401,087	4,555,552	(154,465)
ING Index Plus MidCap Portfolio - Class S	16,709	15,052	1,657	18,288	4,586	13,702

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Index Plus SmallCap Portfolio - Class I	1,680,563	1,872,272	(191,709)	1,752,123	1,940,524	(188,401)
ING Index Plus SmallCap Portfolio - Class S	1,274	821	453	8,478	2,737	5,741
ING International Index Portfolio - Class I	635,621	702,663	(67,042)	2,677,101	312,846	2,364,255
ING International Index Portfolio - Class S	1,854	2,371	(517)	1,449	-	1,449
ING Opportunistic Large Cap Portfolio - Class I	932,873	6,605,656	(5,672,783)	3,266,014	1,148,039	2,117,975
ING Russell™ Large Cap Growth Index Portfolio - Class I	197,098	143,691	53,407	373,677	152,728	220,949
ING Russell™ Large Cap Growth Index Portfolio - Class S	19,313	11,164	8,149	41,627	12,703	28,924
ING Russell™ Large Cap Index Portfolio - Class I	585,390	480,629	104,761	1,288,358	501,374	786,984
ING Russell™ Large Cap Index Portfolio - Class S	698	15	683	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	10,217	5,704	4,513	9,126	2,496	6,630
ING Russell™ Large Cap Value Index Portfolio - Class S	116,940	101,661	15,279	222,970	58,287	164,683
ING Russell™ Mid Cap Growth Index Portfolio - Class S	140,230	87,096	53,134	266,294	28,919	237,375
ING Russell™ Mid Cap Index Portfolio - Class I	368,526	163,485	205,041	348,940	140,076	208,864
ING Russell™ Small Cap Index Portfolio - Class I	390,566	133,652	256,914	228,049	94,240	133,809
ING Small Company Portfolio - Class I	1,396,919	1,446,648	(49,729)	1,201,815	1,177,502	24,313
ING Small Company Portfolio - Class S	584	324	260	1,637	2,488	(851)
ING U.S. Bond Index Portfolio - Class I	463,662	354,446	109,216	412,600	197,562	215,038
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,793,317	6,475,410	(1,682,093)	4,876,892	5,052,979	(176,087)
ING International Value Portfolio - Class S	2,662	4,962	(2,300)	5,861	8,562	(2,701)
ING MidCap Opportunities Portfolio - Class I	828,669	416,673	411,996	370,474	307,196	63,278
ING MidCap Opportunities Portfolio - Class S	195,227	19,773	175,454	12,090	1,911	10,179
ING SmallCap Opportunities Portfolio - Class I	932,173	472,610	459,563	511,094	387,988	123,106
ING SmallCap Opportunities Portfolio - Class S	10,799	1,303	9,496	1,460	1,511	(51)
Invesco Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	410,411	228,358	182,053	189,583	32,854	156,729
Invesco Small Cap Growth Fund - Class A	567	375	192	356	1	355
Invesco Investment Funds:
Invesco Global Health Care Fund - Investor Class	3,564	3,182	382	1,737	1,400	337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Sector Funds:
Invesco U.S. Small Cap Value Fund - Class Y	492,901	210,227	282,674	148,863	81,684	67,179
Invesco Van Kampen Small Cap Value Fund - Class A	10,424	8,777	1,647	11,299	5,700	5,599
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	405,953	541,733	(135,780)	601,116	691,603	(90,487)
Invesco V.I. Core Equity Fund - Series I Shares	692,392	1,030,987	(338,595)	898,241	1,058,442	(160,201)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	555	1,795	(1,240)	1,528	2,532	(1,004)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,111	2,728	(1,617)	1,621	2,470	(849)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	334	370	(36)	535	2,380	(1,845)
Janus Aspen Series Janus Portfolio - Institutional Shares	181	827	(646)	734	1,959	(1,225)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	749	2,609	(1,860)	1,300	3,754	(2,454)
The Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	16	-	16	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	3,079,970	2,951,821	128,149	114,790	28,663	86,127
LKCM Funds:
LKCM Aquinas Growth Fund	8,459	8,186	273	18,827	17,199	1,628
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	229,861	93,438	136,423	202,927	53,099	149,828
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	1,330	-	1,330	-	-	-
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	373	-	373	-	-	-
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	60,884	51,265	9,619	51,416	40,180	11,236
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	22,890	18,549	4,341	27,100	30,360	(3,260)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,860,586	3,672,153	(811,567)	2,762,576	3,296,565	(533,989)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	11,225	8,553	2,672	12,513	31,771	(19,258)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	352,938	116,809	236,129	257,617	151,328	106,289
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	76,107	82,396	(6,289)	91,756	73,558	18,198
New Perspective Fund®, Inc. - Class R-4	1,572,107	1,185,274	386,833	1,341,826	904,028	437,798
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	20,859	32,637	(11,778)	56,312	54,343	1,969
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,586,240	1,325,152	261,088	1,856,189	1,147,945	708,244
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,145	-	2,145	-	-	-
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	4,839	8	4,831	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	727	2,086	(1,359)	1,539	4,875	(3,336)
Oppenheimer Main Street Fund®/VA	-	933	(933)	19	984	(965)
Oppenheimer Main Street Small Cap Fund®/VA	350,892	324,799	26,093	435,835	276,209	159,626
Oppenheimer Small- & Mid-Cap Growth Fund/VA	-	479	(479)	71	508	(437)
Oppenheimer Strategic Bond Fund/VA	194	494	(300)	368	1,598	(1,230)
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	1,037,222	1,637,613	(600,391)	1,146,276	1,087,987	58,289
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,319,825	2,559,581	2,760,244	4,869,131	2,210,985	2,658,146
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	103,633	138,528	(34,895)	179,778	135,434	44,344
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,520,737	1,791,851	(271,114)	2,155,399	1,372,358	783,041
Pioneer Equity Income VCT Portfolio - Class I	9	9	-	4,935	4,940	(5)
Pioneer High Yield VCT Portfolio - Class I	525,939	542,695	(16,756)	671,092	563,003	108,089
Pioneer Mid Cap Value VCT Portfolio - Class I	87	87	-	4,324	4,324	-
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	236,499	1,172,688	(936,189)	737,762	238,163	499,599

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class R-3	48,573	60,606	(12,033)	49,908	20,148	29,760
Columbia Diversified Equity Income Fund - Class R-4	565,912	386,517	179,395	306,207	130,325	175,882
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	926,596	570,640	355,956	345,504	100,009	245,495
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	35,244	56,857	(21,613)	28,576	29,692	(1,116)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,551	944	3,607	5,453	59	5,394
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	53,808	63,196	(9,388)	56,946	44,584	12,362
Templeton Income Trust:
Templeton Global Bond Fund - Class A	4,006,876	2,510,372	1,496,504	3,261,557	2,014,101	1,247,456
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	457	824	(367)	2,048	3,405	(1,357)
Equity Income Portfolio	9,470	5,731	3,739	13,206	10,059	3,147
Small Company Growth Portfolio	916	1,760	(844)	4,394	3,944	450
Wanger Advisors Trust:
Wanger International	1,863,069	1,094,125	768,944	1,138,151	627,154	510,997
Wanger Select	2,768,704	1,782,379	986,325	1,954,522	1,171,233	783,289
Wanger USA	1,143,820	717,960	425,860	717,662	429,280	288,382
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	193,839	211,201	(17,362)	156,376	198,110	(41,734)
Washington Mutual Investors FundSM, Inc. - Class R-4	2,121,584	2,260,584	(139,000)	2,240,754	1,925,212	315,542
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,874	812	1,062	2,101	361	1,740
Wells Fargo Advantage Special Small Cap Values Fund - Class A	1,213,703	1,269,628	(55,925)	1,105,049	958,702	146,347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
Alger Green Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	142.286	$ 9.00	$ 1,281
ING MAP PLUS NP19	240.760	8.90	2,143
Qualified VI	33,326.820	14.02	467,242
Qualified XII (0.25)	5.599	14.25	80
Qualified XII (0.30)	18.657	14.24	266
Qualified XII (0.50)	348.932	14.19	4,951
Qualified XII (0.55)	80.749	14.18	1,145
Qualified XII (0.60)	29.502	14.17	418
Qualified XII (0.65)	229.839	14.16	3,255
Qualified XII (0.70)	825.986	14.14	11,679
Qualified XII (0.75)	4,296.975	14.13	60,716
Qualified XII (0.80)	2,218.212	14.12	31,321
Qualified XII (0.85)	10,105.299	14.11	142,586
Qualified XII (0.90)	1,784.305	14.10	25,159
Qualified XII (0.95)	5,973.217	14.09	84,163
Qualified XII (1.00)	20,222.093	14.07	284,525
Qualified XII (1.05)	275.815	14.06	3,878
Qualified XII (1.10)	913.817	14.05	12,839
Qualified XII (1.15)	722.714	14.04	10,147
Qualified XII (1.25)	1,497.402	14.02	20,994
Qualified XII (1.40)	36.592	13.98	512
Qualified XII (1.45)	8.102	13.97	113
Qualified XII (1.50)	680.335	13.96	9,497
Qualified XVI	1,139.921	13.96	15,913
Qualified XXVII	26,163.663	14.36	375,710
Qualified XXXIV	1,259.696	14.10	17,762
Qualified XXXVIII	1,724.343	14.31	24,675
Qualified LIV	99.923	14.12	1,411
	114,371.554		$ 1,614,381
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4.338	$ 10.79	$ 47
ING MAP PLUS NP11	80.871	10.72	867
ING MAP PLUS NP13	3,052.710	10.64	32,481
ING MAP PLUS NP15	4,033.506	10.57	42,634
ING MAP PLUS NP17	2,543.494	10.50	26,707
ING MAP PLUS NP21	418.747	10.35	4,334
ING MAP PLUS NP23	205.058	10.28	2,108
ING MAP PLUS NP26	1,141.708	10.17	11,611
ING MAP PLUS NP27	6,965.607	10.14	70,631
	18,446.039		$ 191,420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	16,324.472	$ 11.00	$ 179,569
Qualified X (1.25)	24,674.292	10.93	269,690
Qualified XVIII	718.913	11.11	7,987
	41,717.677		$ 457,246
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	9,393.032	$ 13.74	$ 129,060
ING MAP PLUS NP17	9,418.871	13.67	128,756
	18,811.903		$ 257,816
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified VI	426.395	$ 7.78	$ 3,317
Qualified XLII	228,628.215	8.04	1,838,171
Qualified LIV	4,827.465	7.87	37,992
	233,882.075		$ 1,879,480
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	58.467	$ 18.40	$ 1,076
ING MAP PLUS NP11	1,780.612	18.21	32,425
ING MAP PLUS NP14	6,784.036	18.02	122,248
ING MAP PLUS NP15	459.308	17.96	8,249
ING MAP PLUS NP17	897.546	17.83	16,003
ING MAP PLUS NP18	676.313	17.77	12,018
ING MAP PLUS NP21	6,260.159	17.59	110,116
ING MAP PLUS NP22	1,642.982	17.53	28,801
ING MAP PLUS NP23	1,799.579	17.47	31,439
ING MAP PLUS NP28	2,043.783	17.17	35,092
ING MAP PLUS NP30	34.874	17.05	595
	22,437.659		$ 398,062
Amana Growth Fund
Contracts in accumulation period:
ING Custom Choice 65	6.329	$ 14.24	$ 90
ING MAP PLUS NP11	39.732	14.16	563
ING MAP PLUS NP13	343.931	14.13	4,860
ING MAP PLUS NP15	800.731	14.11	11,298
ING MAP PLUS NP17	12,285.216	14.09	173,099
ING MAP PLUS NP18	3,003.397	14.08	42,288
ING MAP PLUS NP26	7.345	13.98	103
ING MAP PLUS NP29	2,017.072	13.95	28,138
Qualified VI	244,636.137	14.04	3,434,691
Qualified XII (0.00)	7,388.336	11.30	83,488
Qualified XII (0.05)	50,613.646	14.33	725,294
Qualified XII (0.30)	19,115.914	11.22	214,481
Qualified XII (0.40)	8,672.755	11.19	97,048
Qualified XII (0.50)	10,061.850	11.16	112,290
Qualified XII (0.55)	2,070.152	11.15	23,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund (continued)
Qualified XII (0.60)	4,017.450	$ 11.14	$ 44,754
Qualified XII (0.65)	16,015.825	11.12	178,096
Qualified XII (0.70)	4,040.869	11.11	44,894
Qualified XII (0.75)	151,347.197	11.10	1,679,954
Qualified XII (0.80)	45,563.625	11.08	504,845
Qualified XII (0.85)	109,430.814	11.07	1,211,399
Qualified XII (0.90)	6,226.377	11.06	68,864
Qualified XII (0.95)	52,828.397	11.05	583,754
Qualified XII (1.00)	568,786.242	11.03	6,273,712
Qualified XII (1.05)	1,776.669	11.02	19,579
Qualified XII (1.10)	4,653.992	11.01	51,240
Qualified XII (1.15)	1,331.490	10.99	14,633
Qualified XII (1.20)	10,857.039	10.98	119,210
Qualified XII (1.25)	23,837.513	10.97	261,498
Qualified XII (1.40)	1,136.236	10.93	12,419
Qualified XII (1.45)	225.330	10.92	2,461
Qualified XII (1.50)	577.525	10.90	6,295
Qualified XVI	6,550.732	13.98	91,579
Qualified XXVII	94,190.438	14.28	1,345,039
Qualified XXXIV	179.998	11.09	1,996
Qualified XXXVIII	6,036.157	11.30	68,209
Qualified LIV	24,478.852	14.15	346,376
Qualified LVI	8,271.151	14.27	118,029
	1,503,422.461		$ 17,999,648
Amana Income Fund
Contracts in accumulation period:
ING Custom Choice 62	181.397	$ 13.31	$ 2,414
ING Custom Choice 65	6.693	13.50	90
ING MAP PLUS NP9	2,481.994	13.44	33,358
ING MAP PLUS NP11	1,497.600	13.42	20,098
ING MAP PLUS NP15	606.700	13.37	8,112
ING MAP PLUS NP19	106.674	13.33	1,422
ING MAP PLUS NP22	215.068	13.30	2,860
ING MAP PLUS NP23	260.980	13.29	3,468
ING MAP PLUS NP26	289.122	13.25	3,831
ING MAP PLUS NP27	759.727	13.24	10,059
Qualified VI	376,353.079	13.31	5,009,259
Qualified XII (0.05)	47,509.327	13.58	645,177
Qualified XII (0.30)	21,014.846	11.18	234,946
Qualified XII (0.40)	7,768.255	11.16	86,694
Qualified XII (0.50)	7,440.479	11.13	82,813
Qualified XII (0.55)	604.365	11.12	6,721
Qualified XII (0.60)	3,093.886	11.10	34,342
Qualified XII (0.65)	18,743.261	11.09	207,863
Qualified XII (0.70)	1,701.958	11.08	18,858
Qualified XII (0.75)	477,897.084	11.07	5,290,321
Qualified XII (0.80)	86,108.101	11.05	951,495

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (0.85)	196,017.764	$ 11.04	$ 2,164,036
Qualified XII (0.90)	24,649.199	11.03	271,881
Qualified XII (0.95)	67,671.353	11.01	745,062
Qualified XII (1.00)	600,684.463	11.00	6,607,529
Qualified XII (1.05)	49.525	10.99	544
Qualified XII (1.10)	22,452.877	10.97	246,308
Qualified XII (1.15)	3,566.776	10.96	39,092
Qualified XII (1.20)	1,126.916	10.95	12,340
Qualified XII (1.25)	32,394.657	10.94	354,398
Qualified XII (1.40)	941.851	10.90	10,266
Qualified XII (1.50)	564.870	10.87	6,140
Qualified XVI	9,969.807	13.25	132,100
Qualified XXVI	504.915	13.38	6,756
Qualified XXVII	356,863.067	13.81	4,928,279
Qualified XXXIV	1,325.660	11.06	14,662
Qualified XXXVIII	16,394.101	11.26	184,598
Qualified LIV	71,150.415	13.41	954,127
Qualified LVI	5,517.154	13.53	74,647
	2,466,485.966		$ 29,406,966
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	11,423.779	$ 13.05	$ 149,080
ING MAP PLUS NP3	152.211	12.96	1,973
ING MAP PLUS NP4	9,383.373	12.91	121,139
ING MAP PLUS NP6	1,992.105	12.82	25,539
ING MAP PLUS NP8	5,760.101	12.74	73,384
ING MAP PLUS NP9	78,894.600	12.69	1,001,172
ING MAP PLUS NP10	69,207.715	12.65	875,478
ING MAP PLUS NP11	13,237.948	12.61	166,931
ING MAP PLUS NP13	670.381	12.52	8,393
ING MAP PLUS NP14	65,995.188	12.48	823,620
ING MAP PLUS NP15	28,304.316	12.43	351,823
ING MAP PLUS NP16	2,053.288	12.39	25,440
ING MAP PLUS NP17	25,092.562	12.35	309,893
ING MAP PLUS NP18	35.269	12.30	434
ING MAP PLUS NP19	25,407.363	12.26	311,494
ING MAP PLUS NP20	67,685.214	12.22	827,113
ING MAP PLUS NP21	51,023.869	12.18	621,471
ING MAP PLUS NP23	8,570.569	12.09	103,618
ING MAP PLUS NP25	3,422.062	12.01	41,099
ING MAP PLUS NP26	7,492.519	11.97	89,685
ING MAP PLUS NP27	10,654.655	11.93	127,110
ING MAP PLUS NP28	8,672.063	11.89	103,111
ING MAP PLUS NP29	1,157.403	11.85	13,715
ING MAP PLUS NP30	68.015	11.80	803
ING MAP PLUS NP32	385.450	11.72	4,517
	496,742.018		$ 6,178,035

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund -
Investor Class
Contracts in accumulation period:
ING Custom Choice 62	2,104.238	$ 11.14	$ 23,441
ING MAP PLUS NP11	35,658.062	11.22	400,083
ING MAP PLUS NP14	5,770.357	11.19	64,570
ING MAP PLUS NP15	4,166.554	11.18	46,582
ING MAP PLUS NP16	1,202.211	11.17	13,429
ING MAP PLUS NP17	5,574.323	11.16	62,209
ING MAP PLUS NP26	2,756.093	11.08	30,538
ING MAP PLUS NP27	704.018	11.07	7,793
ING MAP PLUS NP32	28.078	11.02	309
Qualified VI	259,552.225	11.14	2,891,412
Qualified VIII	182.595	11.14	2,034
Qualified XII (0.00)	4,533.848	11.37	51,550
Qualified XII (0.25)	1,690.159	11.33	19,150
Qualified XII (0.30)	4,052.776	11.32	45,877
Qualified XII (0.40)	6,968.221	11.30	78,741
Qualified XII (0.50)	13,724.543	11.28	154,813
Qualified XII (0.55)	1,558.145	11.27	17,560
Qualified XII (0.60)	172.317	11.26	1,940
Qualified XII (0.65)	3,829.509	11.25	43,082
Qualified XII (0.70)	8,013.781	11.24	90,075
Qualified XII (0.75)	80,967.835	11.23	909,269
Qualified XII (0.80)	53,698.368	11.22	602,496
Qualified XII (0.85)	95,860.193	11.22	1,075,551
Qualified XII (0.90)	10,946.595	11.21	122,711
Qualified XII (0.95)	39,909.539	11.20	446,987
Qualified XII (1.00)	218,797.018	11.19	2,448,339
Qualified XII (1.05)	7,230.917	11.18	80,842
Qualified XII (1.10)	9,473.936	11.17	105,824
Qualified XII (1.15)	6,588.406	11.16	73,527
Qualified XII (1.20)	4,273.834	11.15	47,653
Qualified XII (1.25)	29,462.829	11.14	328,216
Qualified XII (1.40)	1,982.318	11.11	22,024
Qualified XII (1.45)	13.096	11.10	145
Qualified XII (1.50)	162.939	11.10	1,809
Qualified XVI	7,486.977	11.10	83,105
Qualified XXVI	1,747.172	11.21	19,586
Qualified XXVII	630,079.458	11.16	7,031,687
Qualified XXXIV	726.153	11.21	8,140
Qualified XXXVIII	1,163.517	11.37	13,229
Qualified XLIII	10.231	11.23	115
Qualified LIV	12,899.841	11.22	144,736
Qualified LVI	31,406.086	11.33	355,831
	1,607,129.311		$ 17,967,010

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	137.729	$ 30.99	$ 4,268
Qualified XXVII	508,570.728	10.02	5,095,879
	508,708.457		$ 5,100,147
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	18,154.303	$ 13.61	$ 247,080
ING MAP PLUS NP11	8,672.999	13.52	117,259
ING MAP PLUS NP13	873.034	13.42	11,716
ING MAP PLUS NP14	17,980.448	13.38	240,578
ING MAP PLUS NP15	11,000.901	13.33	146,642
ING MAP PLUS NP17	128.473	13.24	1,701
ING MAP PLUS NP21	746.453	13.06	9,749
ING MAP PLUS NP22	330.206	13.01	4,296
ING MAP PLUS NP23	1,102.665	12.97	14,302
ING MAP PLUS NP26	296.039	12.83	3,798
ING MAP PLUS NP28	86.296	12.74	1,099
ING MAP PLUS NP29	1,371.705	12.70	17,421
ING MAP PLUS NP32	305.680	12.57	3,842
ING MAP PLUS NP36	1,104.699	12.40	13,698
	62,153.901		$ 833,181
Ariel Fund
Contracts in accumulation period:
ING Custom Choice 65	930.772	$ 11.60	$ 10,797
ING MAP PLUS NP8	1,414.792	13.15	18,605
ING MAP PLUS NP9	19,528.075	13.10	255,818
ING MAP PLUS NP13	2,851.362	12.92	36,840
ING MAP PLUS NP14	4,052.207	12.88	52,192
ING MAP PLUS NP15	27,855.400	12.83	357,385
ING MAP PLUS NP17	28,438.710	12.75	362,594
ING MAP PLUS NP18	32.628	12.70	414
ING MAP PLUS NP19	1,753.667	12.66	22,201
ING MAP PLUS NP20	15,794.013	12.61	199,163
ING MAP PLUS NP21	4,653.745	12.57	58,498
ING MAP PLUS NP23	2,209.303	12.48	27,572
ING MAP PLUS NP25	1,043.218	12.40	12,936
ING MAP PLUS NP26	78.495	12.35	969
ING MAP PLUS NP27	91.034	12.31	1,121
ING MAP PLUS NP28	133.079	12.27	1,633
ING MAP PLUS NP29	1,557.527	12.23	19,049
ING MAP PLUS NP30	1,008.679	12.19	12,296
ING MAP PLUS NP36	139.029	11.94	1,660
Qualified VI	38,753.764	11.54	447,218
Qualified XII (0.40)	116.483	17.82	2,076
Qualified XII (0.50)	850.133	17.66	15,013
Qualified XII (0.60)	690.957	17.49	12,085
Qualified XII (0.65)	81.291	17.41	1,415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Fund (continued)
Qualified XII (0.70)	372.541	$ 17.33	$ 6,456
Qualified XII (0.75)	1,128.513	17.24	19,456
Qualified XII (0.80)	4,218.425	17.16	72,388
Qualified XII (0.85)	10,374.292	11.57	120,031
Qualified XII (0.95)	7,375.191	11.56	85,257
Qualified XII (1.00)	14,348.670	11.56	165,871
Qualified XII (1.10)	1,807.726	11.55	20,879
Qualified XII (1.15)	3,186.432	11.55	36,803
Qualified XII (1.25)	828.259	11.54	9,558
Qualified XVI	155.133	11.52	1,787
Qualified XXVI	1,103.376	11.57	12,766
Qualified XXXIV	1,532.066	11.57	17,726
Qualified XXXVIII	520.789	11.63	6,057
Qualified LIV	383.411	11.57	4,436
Qualified LVI	752.281	11.62	8,742
	202,145.468		$ 2,517,763
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	110.442	$ 8.03	$ 887
ING Custom Choice 65	495.816	8.21	4,071
ING MAP PLUS NP12	29.961	13.98	419
ING MAP PLUS NP26	136.904	13.82	1,892
Qualified VI	133,229.090	8.03	1,069,830
Qualified XII (0.25)	1,949.425	8.58	16,726
Qualified XII (0.30)	1,233.043	8.57	10,567
Qualified XII (0.40)	1,807.999	8.54	15,440
Qualified XII (0.50)	4,306.853	8.51	36,651
Qualified XII (0.55)	112.386	8.49	954
Qualified XII (0.60)	3,884.348	8.47	32,900
Qualified XII (0.65)	414.158	8.46	3,504
Qualified XII (0.70)	2,252.281	8.44	19,009
Qualified XII (0.75)	2,918.325	8.43	24,601
Qualified XII (0.80)	13,638.499	8.41	114,700
Qualified XII (0.85)	40,838.826	8.40	343,046
Qualified XII (0.90)	4,945.573	8.38	41,444
Qualified XII (0.95)	12,494.024	8.37	104,575
Qualified XII (1.00)	37,024.902	8.35	309,158
Qualified XII (1.05)	931.061	8.34	7,765
Qualified XII (1.10)	653.382	8.32	5,436
Qualified XII (1.15)	1,648.113	8.31	13,696
Qualified XII (1.20)	3.726	8.29	31
Qualified XII (1.25)	15,857.721	8.27	131,143
Qualified XII (1.40)	2,393.558	8.23	19,699
Qualified XIII	1,035.382	8.09	8,376
Qualified XVI	4,387.672	7.98	35,014
Qualified XXVI	60.548	8.10	490
Qualified XXXIV	119.460	8.15	974
Qualified XXXVIII	139.896	8.30	1,161

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares (continued)
Qualified LIV	15,170.770	$ 8.12	$ 123,187
Qualified LVI	1,508.421	8.24	12,429
	305,732.565		$ 2,509,775
Aston/Optimum Mid Cap Fund - Class N
Contracts in accumulation period:
Qualified VI	93,779.609	$ 11.71	$ 1,098,159
Qualified XII (0.30)	4,983.736	11.79	58,758
Qualified XII (0.40)	6,002.008	11.78	70,704
Qualified XII (0.55)	1,048.616	11.77	12,342
Qualified XII (0.60)	469.131	11.76	5,517
Qualified XII (0.65)	164.294	11.76	1,932
Qualified XII (0.75)	3,545.755	11.75	41,663
Qualified XII (0.80)	12,838.991	11.75	150,858
Qualified XII (0.85)	20,465.667	11.74	240,267
Qualified XII (0.90)	1,045.826	11.74	12,278
Qualified XII (0.95)	8,688.705	11.74	102,005
Qualified XII (1.00)	75,770.350	11.73	888,786
Qualified XII (1.10)	1,921.052	11.72	22,515
Qualified XII (1.15)	2,446.398	11.72	28,672
Qualified XII (1.25)	3,904.637	11.71	45,723
Qualified XII (1.40)	10.194	11.70	119
Qualified XVI	170.902	11.69	1,998
Qualified XXXIV	88.323	11.74	1,037
Qualified LIV	11,025.460	11.75	129,549
Qualified LVI	1,035.755	11.79	12,212
	249,405.409		$ 2,925,094
BlackRock Equity Dividend Fund - Investor A Shares
Contracts in accumulation period:
ING MAP PLUS NP15	15,479.435	$ 11.80	$ 182,657

BlackRock Mid Cap Value Opportunities Fund - Investor
A Shares
Contracts in accumulation period:
ING Custom Choice 65	39.810	$ 15.86	$ 631
ING MAP PLUS NP11	110.774	15.80	1,750
ING MAP PLUS NP15	2,009.838	15.75	31,655
Qualified VI	73,296.452	15.64	1,146,357
Qualified XII (0.30)	4,253.479	15.88	67,545
Qualified XII (0.40)	977.814	15.86	15,508
Qualified XII (0.50)	1,890.907	15.83	29,933
Qualified XII (0.55)	509.367	15.82	8,058
Qualified XII (0.60)	209.691	15.80	3,313
Qualified XII (0.65)	432.271	15.79	6,826
Qualified XII (0.70)	1,150.088	15.78	18,148
Qualified XII (0.75)	7,030.573	15.77	110,872
Qualified XII (0.80)	4,782.494	15.75	75,324
Qualified XII (0.85)	10,706.729	15.74	168,524
Qualified XII (0.90)	1,879.584	15.73	29,566
Qualified XII (0.95)	11,020.856	15.71	173,138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Mid Cap Value Opportunities Fund - Investor
A Shares (continued)
Qualified XII (1.00)	42,610.687	$ 15.70	$ 668,988
Qualified XII (1.05)	87.152	15.69	1,367
Qualified XII (1.10)	2,378.367	15.67	37,269
Qualified XII (1.25)	7,661.496	15.64	119,826
Qualified XII (1.40)	1,474.381	15.60	23,000
Qualified XII (1.45)	349.829	15.58	5,450
Qualified XII (1.50)	73.756	15.57	1,148
Qualified XVI	989.977	15.57	15,414
Qualified XXVII	101,850.053	16.16	1,645,897
Qualified XXXVIII	1,186.838	15.96	18,942
Qualified XLIII	175.202	15.77	2,763
Qualified LIV	1,499.650	15.75	23,619
Qualified LVI	4,078.188	15.90	64,843
	284,716.303		$ 4,515,674
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	345.611	$ 10.45	$ 3,612
Qualified VI	203,372.885	10.45	2,125,247
Qualified XII (0.25)	2,488.601	10.73	26,703
Qualified XII (0.30)	1,059.592	10.72	11,359
Qualified XII (0.40)	12,417.783	10.69	132,746
Qualified XII (0.50)	22,175.699	10.66	236,393
Qualified XII (0.55)	1,008.035	10.65	10,736
Qualified XII (0.60)	2,586.154	10.63	27,491
Qualified XII (0.65)	18,185.657	10.62	193,132
Qualified XII (0.70)	4,938.043	10.60	52,343
Qualified XII (0.75)	44,390.990	10.59	470,101
Qualified XII (0.80)	55,689.704	10.58	589,197
Qualified XII (0.85)	78,641.855	10.56	830,458
Qualified XII (0.90)	3,960.106	10.55	41,779
Qualified XII (0.95)	78,000.055	10.53	821,341
Qualified XII (1.00)	167,024.809	10.52	1,757,101
Qualified XII (1.05)	5,279.769	10.51	55,490
Qualified XII (1.10)	10,127.035	10.49	106,233
Qualified XII (1.15)	6,707.653	10.48	70,296
Qualified XII (1.20)	936.708	10.46	9,798
Qualified XII (1.25)	25,300.241	10.45	264,388
Qualified XII (1.40)	13,627.657	10.41	141,864
Qualified XII (1.45)	80.276	10.39	834
Qualified XII (1.50)	59.372	10.38	616
Qualified XIII	17.116	10.53	180
Qualified XV	3,318.860	10.53	34,948
Qualified XVI	1,345.684	10.38	13,968
Qualified XXVI	66.363	10.55	700
Qualified XXXIV	21.754	10.60	231
Qualified XXXVIII	917.124	10.80	9,905
Qualified LIV	11,280.705	10.58	119,350
Qualified LVI	4,827.116	10.73	51,795
	780,199.012		$ 8,210,335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert VP SRI Balanced Portfolio
Currently payable annuity contracts:	16,460.184	$ 11.79	$ 194,066
Contracts in accumulation period:
ING Custom Choice 62	748.640	11.43	8,557
Qualified V	283.722	23.08	6,548
Qualified VI	504,097.537	23.06	11,624,489
Qualified VIII	4,836.543	20.92	101,180
Qualified X (1.15)	15,354.844	11.97	183,797
Qualified X (1.25)	58,823.392	11.82	695,292
Qualified XII (0.05)	5,499.634	25.97	142,825
Qualified XII (0.20)	3,282.102	13.70	44,965
Qualified XII (0.25)	3,077.727	13.61	41,888
Qualified XII (0.30)	6,427.765	13.53	86,968
Qualified XII (0.35)	210.813	13.44	2,833
Qualified XII (0.40)	6,535.988	18.67	122,027
Qualified XII (0.50)	12,450.154	13.50	168,077
Qualified XII (0.55)	6,429.471	13.11	84,290
Qualified XII (0.60)	7,589.793	13.02	98,819
Qualified XII (0.65)	96,057.092	12.94	1,242,979
Qualified XII (0.70)	47,040.293	12.86	604,938
Qualified XII (0.75)	39,320.678	12.78	502,518
Qualified XII (0.80)	94,090.806	13.37	1,257,994
Qualified XII (0.85)	132,391.400	17.72	2,345,976
Qualified XII (0.90)	10,651.562	13.10	139,535
Qualified XII (0.95)	107,927.700	17.46	1,884,418
Qualified XII (1.00)	298,260.031	17.33	5,168,846
Qualified XII (1.05)	8,227.936	17.21	141,603
Qualified XII (1.10)	39,975.752	17.08	682,786
Qualified XII (1.15)	10,333.634	16.96	175,258
Qualified XII (1.20)	6,420.677	16.83	108,060
Qualified XII (1.25)	32,467.734	16.71	542,536
Qualified XII (1.30)	10.354	16.59	172
Qualified XII (1.35)	179.480	16.47	2,956
Qualified XII (1.40)	14,560.885	16.35	238,070
Qualified XII (1.45)	2,356.362	16.23	38,244
Qualified XII (1.50)	177.255	16.11	2,856
Qualified XV	3,675.386	24.05	88,393
Qualified XVI	23,312.440	22.28	519,401
Qualified XVII	504.386	23.06	11,631
Qualified XVIII	1,153.645	11.82	13,636
Qualified XXVII	388,656.590	31.39	12,199,930
Qualified XXVIII	93,875.578	31.14	2,923,285
Qualified XXXIV	4,001.657	9.38	37,536
Qualified XXXVI	577.560	12.22	7,058
Qualified XXXVIII	56,141.703	9.55	536,153
Qualified LIV	6,678.941	11.30	75,472
Qualified LVI	10,784.414	11.55	124,560
	2,181,920.240		$ 45,223,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Capital World Growth & Income FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	36.327	$ 13.80	$ 501
ING MAP PLUS NP11	13,517.117	13.73	185,590
ING MAP PLUS NP12	176.147	13.72	2,417
ING MAP PLUS NP13	829.672	13.71	11,375
ING MAP PLUS NP14	6,416.594	13.69	87,843
ING MAP PLUS NP15	4,176.094	13.68	57,129
ING MAP PLUS NP17	867.813	13.66	11,854
ING MAP PLUS NP26	484.045	13.56	6,564
	26,503.809		$ 363,273
ColumbiaSM Acorn Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP16	422.418	$ 13.23	$ 5,589
ING MAP PLUS NP20	230.520	13.20	3,043
	652.938		$ 8,632
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	2,721.826	$ 10.87	$ 29,586
Qualified XV	711.152	10.96	7,794
Qualified XLII	627,838.205	11.24	7,056,901
Qualified XLIII	27.793	11.04	307
	631,298.976		$ 7,094,588
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	3,406.757	$ 9.82	$ 33,454
ING MAP PLUS NP11	687.509	9.78	6,724
ING MAP PLUS NP15	6,274.030	9.73	61,046
ING MAP PLUS NP20	308.209	9.67	2,980
ING MAP PLUS NP22	407.226	9.64	3,926
ING MAP PLUS NP23	35.999	9.63	347
ING MAP PLUS NP25	1.779	9.60	17
ING MAP PLUS NP26	1,565.100	9.59	15,009
ING MAP PLUS NP28	3,831.732	9.57	36,670
ING MAP PLUS NP30	113.579	9.54	1,084
Qualified V	1.650	9.60	16
Qualified VI	57,829.459	9.64	557,476
Qualified XII (0.30)	1,470.200	9.89	14,540
Qualified XII (0.40)	267.287	9.86	2,635
Qualified XII (0.50)	865.374	9.83	8,507
Qualified XII (0.55)	1,257.356	9.82	12,347
Qualified XII (0.65)	3,023.029	9.79	29,595
Qualified XII (0.70)	154.095	9.78	1,507
Qualified XII (0.75)	1,953.678	9.77	19,087
Qualified XII (0.80)	16,670.929	9.76	162,708
Qualified XII (0.85)	23,623.691	9.74	230,095
Qualified XII (0.90)	2,326.734	9.73	22,639
Qualified XII (0.95)	11,917.715	9.72	115,840

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XII (1.00)	67,227.233	$ 9.70	$ 652,104
Qualified XII (1.05)	141.034	9.69	1,367
Qualified XII (1.10)	3,363.093	9.68	32,555
Qualified XII (1.15)	2,334.550	9.67	22,575
Qualified XII (1.20)	7,152.575	9.65	69,022
Qualified XII (1.25)	3,867.115	9.64	37,279
Qualified XII (1.40)	1,540.863	9.60	14,792
Qualified XII (1.45)	10.361	9.59	99
Qualified XII (1.50)	117.738	9.58	1,128
Qualified XIII	5,580.640	9.72	54,244
Qualified XVI	1,005.195	9.58	9,630
Qualified XVII	263.933	9.64	2,544
Qualified XXI	154,122.705	9.76	1,504,238
Qualified XXVI	640.706	9.73	6,234
Qualified LIV	12,205.040	9.76	119,121
Qualified LVI	1,170.409	9.90	11,587
	398,736.307		$ 3,876,768
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	272,898.920	$ 10.03	$ 2,737,176
Qualified LIV	224.264	9.82	2,202
	273,123.184		$ 2,739,378
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	302.914	$ 14.37	$ 4,353
ING MAP PLUS NP11	15,029.312	14.31	215,069
ING MAP PLUS NP23	249.090	14.17	3,530
ING MAP PLUS NP28	10.548	14.11	149
	15,591.864		$ 223,101
Dodge & Cox International Stock Fund
Contracts in accumulation period:
ING MAP PLUS NP18	298.592	$ 11.80	$ 3,523

DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	25,939.670	$ 13.53	$ 350,964

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP5	35.022	$ 13.40	$ 469
ING MAP PLUS NP11	1,464.869	13.33	19,527
ING MAP PLUS NP12	325.158	13.32	4,331
ING MAP PLUS NP14	1,037.780	13.30	13,802
ING MAP PLUS NP23	12.590	13.20	166
	2,875.419		$ 38,295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	82,862.095	$ 18.12	$ 1,501,461
ING MAP PLUS NP3	1,117.897	18.00	20,122
ING MAP PLUS NP4	28,770.000	17.93	515,846
ING MAP PLUS NP5	148.550	17.87	2,655
ING MAP PLUS NP6	32,763.450	17.81	583,517
ING MAP PLUS NP8	106,406.280	17.69	1,882,327
ING MAP PLUS NP9	103,112.965	17.63	1,817,882
ING MAP PLUS NP10	9,154.775	17.57	160,849
ING MAP PLUS NP11	32,519.034	17.50	569,083
ING MAP PLUS NP12	24,929.894	17.44	434,777
ING MAP PLUS NP13	5,634.047	17.38	97,920
ING MAP PLUS NP14	92,840.598	17.32	1,607,999
ING MAP PLUS NP15	69,478.573	17.26	1,199,200
ING MAP PLUS NP16	1,038.554	17.21	17,874
ING MAP PLUS NP17	34,720.896	17.15	595,463
ING MAP PLUS NP18	2,215.963	17.09	37,871
ING MAP PLUS NP19	11,853.947	17.03	201,873
ING MAP PLUS NP20	11,134.319	16.97	188,949
ING MAP PLUS NP21	19,391.280	16.91	327,907
ING MAP PLUS NP22	11,684.948	16.85	196,891
ING MAP PLUS NP23	4,511.778	16.79	75,753
ING MAP PLUS NP24	1,376.959	16.74	23,050
ING MAP PLUS NP25	9,993.468	16.68	166,691
ING MAP PLUS NP26	18,795.729	16.62	312,385
ING MAP PLUS NP27	4,925.708	16.56	81,570
ING MAP PLUS NP28	8,914.715	16.51	147,182
ING MAP PLUS NP29	4,872.972	16.45	80,160
ING MAP PLUS NP30	3,655.300	16.39	59,910
ING MAP PLUS NP32	2,497.260	16.28	40,655
ING MAP PLUS NP36	413.842	16.06	6,646
	741,735.796		$ 12,954,468
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	12,397.782	$ 17.55	$ 217,581
ING Custom Choice 65	1,614.325	15.78	25,474
Qualified V	3,419.290	16.67	57,000
Qualified VI	3,213,484.867	16.85	54,147,220
Qualified XII (0.00)	62,986.168	18.31	1,153,277
Qualified XII (0.05)	294,460.751	18.28	5,382,743
Qualified XII (0.10)	79.427	18.19	1,445
Qualified XII (0.25)	202,203.902	18.01	3,641,692
Qualified XII (0.30)	47,858.565	17.95	859,061
Qualified XII (0.35)	1,478.955	17.89	26,459
Qualified XII (0.40)	122,565.818	17.83	2,185,349
Qualified XII (0.50)	2,104,934.853	17.71	37,278,396
Qualified XII (0.55)	208,391.049	17.65	3,678,102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.60)	46,705.454	$ 17.60	$ 822,016
Qualified XII (0.65)	592,960.246	17.54	10,400,523
Qualified XII (0.70)	139,278.528	17.48	2,434,589
Qualified XII (0.75)	1,060,345.019	17.42	18,471,210
Qualified XII (0.80)	543,310.846	17.36	9,431,876
Qualified XII (0.85)	835,650.652	17.30	14,456,756
Qualified XII (0.90)	87,916.141	17.25	1,516,553
Qualified XII (0.95)	568,796.226	17.19	9,777,607
Qualified XII (1.00)	2,929,335.431	17.13	50,179,516
Qualified XII (1.05)	44,835.524	17.07	765,342
Qualified XII (1.10)	89,023.500	17.02	1,515,180
Qualified XII (1.15)	109,782.360	16.96	1,861,909
Qualified XII (1.20)	28,713.590	16.90	485,260
Qualified XII (1.25)	202,268.109	16.85	3,408,218
Qualified XII (1.30)	552.971	16.79	9,284
Qualified XII (1.35)	236.413	16.74	3,958
Qualified XII (1.40)	17,714.525	16.68	295,478
Qualified XII (1.45)	2,183.710	16.63	36,315
Qualified XII (1.50)	1,234.920	16.57	20,463
Qualified XV	11,421.759	17.19	196,340
Qualified XVI	85,362.881	16.57	1,414,463
Qualified XVII	604.459	16.98	10,264
Qualified XXI	32,304.704	17.36	560,810
Qualified XXVI	1,386.769	17.29	23,977
Qualified XXVII	2,529,374.712	15.06	38,092,383
Qualified XXXIII (0.65)	26,203.054	18.26	478,468
Qualified XXXIV	6,540.812	8.81	57,625
Qualified XXXVIII	88,902.003	8.97	797,451
Qualified XLIII	5,315.275	8.81	46,828
Qualified LIV	192,690.138	15.55	2,996,332
Qualified LVI	38,645.603	15.90	614,465
	16,595,472.086		$ 279,835,258
Fidelity® Advisor New Insights Fund - Institutional Class
Contracts in accumulation period:
ING MAP PLUS NP11	1,363.038	$ 12.24	$ 16,684
ING MAP PLUS NP16	1,763.986	12.21	21,538
	3,127.024		$ 38,222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	253,938.565	$10.82 to $12.32	$ 3,123,187
Contracts in accumulation period:
ING Custom Choice 62	4,901.101	11.64	57,049
ING Custom Choice 65	8,177.439	11.43	93,468
ING MAP PLUS NP1	22,736.811	11.89	270,341
ING MAP PLUS NP6	16,421.564	11.69	191,968
ING MAP PLUS NP8	2,224.157	11.61	25,822
ING MAP PLUS NP9	7,327.054	11.57	84,774
ING MAP PLUS NP11	14,225.864	11.49	163,455
ING MAP PLUS NP12	34,485.590	11.45	394,860
ING MAP PLUS NP14	1,589.182	11.37	18,069
ING MAP PLUS NP15	11,880.384	11.33	134,605
ING MAP PLUS NP17	7,150.550	11.25	80,444
ING MAP PLUS NP18	1,915.921	11.21	21,477
ING MAP PLUS NP19	2,368.437	11.18	26,479
ING MAP PLUS NP20	9,880.618	11.14	110,070
ING MAP PLUS NP22	270.575	11.06	2,993
ING MAP PLUS NP23	5,672.181	11.02	62,507
ING MAP PLUS NP26	6,967.246	10.91	76,013
ING MAP PLUS NP28	485.563	10.83	5,259
ING MAP PLUS NP29	3,568.935	10.80	38,544
ING MAP PLUS NP30	998.467	10.76	10,744
ING MAP PLUS NP32	63.546	10.68	679
ING MAP PLUS NP36	1,285.398	10.54	13,548
Qualified V	2,454.184	21.47	52,691
Qualified VI	2,949,902.102	22.08	65,133,838
Qualified VIII	1,624.755	21.98	35,712
Qualified X (1.15)	226,598.720	28.09	6,365,158
Qualified X (1.25)	249,907.340	27.63	6,904,940
Qualified XII (0.00)	430.027	14.69	6,317
Qualified XII (0.05)	115,297.341	24.87	2,867,445
Qualified XII (0.10)	247.623	14.50	3,591
Qualified XII (0.20)	62,511.001	14.32	895,158
Qualified XII (0.25)	132,700.721	14.23	1,888,331
Qualified XII (0.30)	153,468.735	14.14	2,170,048
Qualified XII (0.35)	8,243.727	14.05	115,824
Qualified XII (0.40)	127,694.317	21.27	2,716,058
Qualified XII (0.45)	47.221	13.88	655
Qualified XII (0.50)	1,303,759.817	14.34	18,695,916
Qualified XII (0.55)	144,480.096	13.70	1,979,377
Qualified XII (0.60)	74,751.695	13.62	1,018,118
Qualified XII (0.65)	690,766.371	13.53	9,346,069
Qualified XII (0.70)	194,844.287	13.45	2,620,656
Qualified XII (0.75)	254,136.135	13.36	3,395,259
Qualified XII (0.80)	702,972.677	14.48	10,179,044
Qualified XII (0.85)	400,125.830	20.19	8,078,541
Qualified XII (0.90)	59,876.928	14.07	842,468

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial
Class (continued)
Qualified XII (0.95)	616,364.605	$ 19.90	$ 12,265,656
Qualified XII (1.00)	1,228,889.273	19.76	24,282,852
Qualified XII (1.05)	82,239.132	19.61	1,612,709
Qualified XII (1.10)	149,410.731	19.47	2,909,027
Qualified XII (1.15)	120,131.145	19.33	2,322,135
Qualified XII (1.20)	34,665.958	19.19	665,240
Qualified XII (1.25)	130,320.915	19.05	2,482,613
Qualified XII (1.30)	14,649.310	18.91	277,018
Qualified XII (1.35)	79.644	18.77	1,495
Qualified XII (1.40)	14,681.711	18.63	273,520
Qualified XII (1.45)	4,969.632	18.50	91,938
Qualified XII (1.50)	2,066.636	18.36	37,943
Qualified XIII	2,294.374	23.07	52,931
Qualified XV	29,174.215	23.03	671,882
Qualified XVI	114,004.659	21.33	2,431,719
Qualified XVII	2,468.623	22.08	54,507
Qualified XVIII	8,510.500	27.63	235,145
Qualified XXVI	9,619.821	22.88	220,102
Qualified XXVII	1,979,608.496	23.73	46,976,110
Qualified XXVIII	1,187,420.963	23.53	27,940,015
Qualified XXXII	20,873.484	11.91	248,603
Qualified XXXIV	72,686.182	8.06	585,851
Qualified XXXVI	33,852.340	12.62	427,217
Qualified XXXVIII	51,840.903	8.21	425,614
Qualified XLIII	12,197.218	8.07	98,432
Qualified LIV	57,406.229	11.26	646,394
Qualified LVI	153,252.947	11.51	1,763,941
	14,409,056.444		$ 280,318,178
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	60,485.077	$ 11.99	$ 725,216
Contracts in accumulation period:
ING Custom Choice 62	3,439.052	11.98	41,200
ING Custom Choice 65	22,646.298	12.67	286,929
ING MAP PLUS NP1	13,601.537	11.68	158,866
ING MAP PLUS NP11	3,640.324	11.29	41,099
ING MAP PLUS NP17	419.325	11.06	4,638
ING MAP PLUS NP18	6,039.169	11.02	66,552
ING MAP PLUS NP21	40.587	10.90	442
ING MAP PLUS NP23	23.183	10.83	251
ING MAP PLUS NP26	136.924	10.72	1,468
ING MAP PLUS NP30	316.637	10.57	3,347
Qualified V	399.974	19.02	7,608
Qualified VI	3,972,440.947	19.26	76,509,213
Qualified VIII	6,490.439	19.47	126,369
Qualified X (1.15)	325,156.454	27.24	8,857,262
Qualified X (1.25)	254,807.342	26.79	6,826,289
Qualified XII (0.05)	30,156.217	21.70	654,390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XII (0.10)	90.700	$ 14.08	$ 1,277
Qualified XII (0.20)	76,606.700	13.90	1,064,833
Qualified XII (0.25)	161,664.025	13.82	2,234,197
Qualified XII (0.30)	243,468.759	13.73	3,342,826
Qualified XII (0.35)	17,804.512	13.64	242,854
Qualified XII (0.40)	81,622.631	19.51	1,592,458
Qualified XII (0.45)	277.761	13.47	3,741
Qualified XII (0.50)	399,938.992	14.06	5,623,142
Qualified XII (0.55)	189,894.811	13.30	2,525,601
Qualified XII (0.60)	171,423.111	13.22	2,266,214
Qualified XII (0.65)	1,703,427.568	13.14	22,383,038
Qualified XII (0.70)	194,985.297	13.05	2,544,558
Qualified XII (0.75)	263,349.373	12.97	3,415,641
Qualified XII (0.80)	500,714.296	14.12	7,070,086
Qualified XII (0.85)	833,328.679	18.52	15,433,247
Qualified XII (0.90)	66,372.337	13.61	903,328
Qualified XII (0.95)	574,550.247	18.25	10,485,542
Qualified XII (1.00)	1,635,220.046	18.12	29,630,187
Qualified XII (1.05)	57,947.387	17.99	1,042,473
Qualified XII (1.10)	202,496.292	17.86	3,616,584
Qualified XII (1.15)	92,733.906	17.73	1,644,172
Qualified XII (1.20)	45,184.216	17.60	795,242
Qualified XII (1.25)	122,305.757	17.47	2,136,682
Qualified XII (1.30)	10,044.518	17.34	174,172
Qualified XII (1.35)	2,397.857	17.21	41,267
Qualified XII (1.40)	28,008.824	17.09	478,671
Qualified XII (1.45)	5,392.139	16.96	91,451
Qualified XII (1.50)	5,693.884	16.84	95,885
Qualified XIII	3,549.736	20.12	71,421
Qualified XV	29,303.721	20.09	588,712
Qualified XVI	137,136.947	18.61	2,552,119
Qualified XVII	1,661.645	19.26	32,003
Qualified XVIII	16,265.681	26.79	435,758
Qualified XXI	16.617	20.44	340
Qualified XXVI	16,619.054	19.96	331,716
Qualified XXXII	25,564.541	11.82	302,173
Qualified XXXIII (0.65)	18.436	11.03	203
Qualified XXXIV	104,186.397	8.07	840,784
Qualified XXXVI	43,997.162	11.13	489,688
Qualified XXXVIII	135,780.700	8.22	1,116,117
Qualified XLIII	22,685.072	8.07	183,069
Qualified LIV	60,841.460	12.49	759,910
Qualified LVI	221,755.051	12.77	2,831,812
	13,206,566.331		$ 225,726,333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	5,176.903	$12.69 to $13.22	$ 68,391
Contracts in accumulation period:
Qualified XXVII	597,036.643	12.28	7,331,610
Qualified XXVIII	209,901.722	12.18	2,556,603
	812,115.268		$ 9,956,604
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	1,534.974	$ 13.58	$ 20,845
Qualified V	823.646	17.97	14,801
Qualified VI	578,607.586	18.42	10,657,952
Qualified VIII	644.214	18.40	11,854
Qualified X (1.15)	71,459.350	19.30	1,379,165
Qualified X (1.25)	81,993.018	18.98	1,556,227
Qualified XII (0.05)	31,590.828	20.75	655,510
Qualified XII (0.20)	48,351.261	14.47	699,643
Qualified XII (0.25)	8,381.308	14.38	120,523
Qualified XII (0.30)	36,294.922	14.29	518,654
Qualified XII (0.35)	3,307.401	14.20	46,965
Qualified XII (0.40)	16,908.164	19.67	332,584
Qualified XII (0.45)	15.854	14.02	222
Qualified XII (0.50)	40,789.642	15.02	612,660
Qualified XII (0.55)	68,418.724	13.84	946,915
Qualified XII (0.60)	12,641.200	13.76	173,943
Qualified XII (0.65)	290,496.545	13.67	3,971,088
Qualified XII (0.70)	37,222.658	13.58	505,484
Qualified XII (0.75)	55,195.231	13.50	745,136
Qualified XII (0.80)	104,982.041	14.99	1,573,681
Qualified XII (0.85)	104,101.254	18.67	1,943,570
Qualified XII (0.90)	7,592.755	14.83	112,601
Qualified XII (0.95)	53,685.425	18.40	987,812
Qualified XII (1.00)	103,796.745	18.26	1,895,329
Qualified XII (1.05)	10,157.731	18.13	184,160
Qualified XII (1.10)	26,976.506	18.00	485,577
Qualified XII (1.15)	11,352.419	17.87	202,868
Qualified XII (1.20)	11,970.472	17.74	212,356
Qualified XII (1.25)	22,107.905	17.61	389,320
Qualified XII (1.30)	2,320.805	17.48	40,568
Qualified XII (1.40)	3,004.685	17.22	51,741
Qualified XII (1.45)	354.147	17.10	6,056
Qualified XII (1.50)	1,134.526	16.97	19,253
Qualified XV	7,757.921	19.22	149,107
Qualified XVI	29,686.343	17.80	528,417
Qualified XVII	1,699.855	18.42	31,311
Qualified XVIII	2,882.027	18.98	54,701
Qualified XXVI	1,821.218	19.09	34,767
Qualified XXVII	359,772.391	10.40	3,741,633
Qualified XXXII	1,648.891	14.54	23,975

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial
Class (continued)
Qualified XXXIV	7,458.988	$ 7.74	$ 57,733
Qualified XXXVI	2,005.345	15.74	31,564
Qualified XXXVIII	17,807.418	7.89	140,501
Qualified XLIII	1,272.752	7.75	9,864
Qualified LIV	7,274.841	13.38	97,337
Qualified LVI	26,622.675	13.68	364,198
	2,315,924.607		$ 36,340,171
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	567,347.270	$ 15.49	$ 8,788,209
Contracts in accumulation period:
ING Custom Choice 62	28,151.756	14.90	419,461
ING Custom Choice 65	39,059.673	14.05	548,788
ING MAP PLUS NP1	191,340.654	15.72	3,007,875
ING MAP PLUS NP3	2,962.980	15.61	46,252
ING MAP PLUS NP4	33,481.116	15.56	520,966
ING MAP PLUS NP6	33,101.050	15.45	511,411
ING MAP PLUS NP8	152,503.599	15.34	2,339,405
ING MAP PLUS NP9	141,619.213	15.29	2,165,358
ING MAP PLUS NP10	83,352.794	15.24	1,270,297
ING MAP PLUS NP11	67,925.260	15.19	1,031,785
ING MAP PLUS NP12	59,505.444	15.13	900,317
ING MAP PLUS NP13	17,569.420	15.08	264,947
ING MAP PLUS NP14	73,817.587	15.03	1,109,478
ING MAP PLUS NP15	60,538.233	14.98	906,863
ING MAP PLUS NP16	534.054	14.93	7,973
ING MAP PLUS NP17	65,183.699	14.87	969,282
ING MAP PLUS NP18	26,962.122	14.82	399,579
ING MAP PLUS NP19	17,372.346	14.77	256,590
ING MAP PLUS NP20	60,623.552	14.72	892,379
ING MAP PLUS NP21	31,699.503	14.67	465,032
ING MAP PLUS NP22	10,192.002	14.62	149,007
ING MAP PLUS NP23	24,191.572	14.57	352,471
ING MAP PLUS NP24	1,317.979	14.52	19,137
ING MAP PLUS NP25	27,242.003	14.47	394,192
ING MAP PLUS NP26	34,205.062	14.42	493,237
ING MAP PLUS NP27	14,886.937	14.37	213,925
ING MAP PLUS NP28	14,251.325	14.32	204,079
ING MAP PLUS NP29	12,891.325	14.27	183,959
ING MAP PLUS NP30	3,586.463	14.22	51,000
ING MAP PLUS NP32	1,154.462	14.12	16,301
ING MAP PLUS NP35	0.907	13.98	13
ING MAP PLUS NP36	1,041.325	13.93	14,506
Qualified V	1,895.223	31.88	60,420
Qualified VI	7,117,351.638	32.45	230,958,061
Qualified VIII	4,960.877	32.63	161,873
Qualified X (1.15)	315,648.793	37.03	11,688,475
Qualified X (1.25)	496,917.901	36.46	18,117,627

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial
Class (continued)
Qualified XII (0.00)	1,642,987.319	$12.98 to $22.13	$ 21,391,197
Qualified XII (0.05)	454,083.485	36.56	16,601,292
Qualified XII (0.10)	208.566	21.86	4,559
Qualified XII (0.20)	279,861.305	21.58	6,039,407
Qualified XII (0.25)	458,760.925	21.45	9,840,422
Qualified XII (0.30)	308,800.922	21.31	6,580,548
Qualified XII (0.35)	22,200.727	21.18	470,211
Qualified XII (0.40)	209,224.868	32.66	6,833,284
Qualified XII (0.45)	1,431.803	20.91	29,939
Qualified XII (0.50)	2,415,530.685	21.71	52,441,171
Qualified XII (0.55)	488,499.172	20.65	10,087,508
Qualified XII (0.60)	3,084,649.881	20.52	63,297,016
Qualified XII (0.65)	1,428,631.216	20.39	29,129,790
Qualified XII (0.70)	418,694.792	20.26	8,482,756
Qualified XII (0.75)	1,151,653.311	20.13	23,182,781
Qualified XII (0.80)	1,443,747.298	22.00	31,762,441
Qualified XII (0.85)	1,176,376.669	31.00	36,467,677
Qualified XII (0.90)	238,208.708	21.22	5,054,789
Qualified XII (0.95)	1,120,822.756	30.55	34,241,135
Qualified XII (1.00)	3,229,520.925	30.33	97,951,370
Qualified XII (1.05)	158,888.636	30.10	4,782,548
Qualified XII (1.10)	262,459.680	29.88	7,842,295
Qualified XII (1.15)	315,601.551	29.67	9,363,898
Qualified XII (1.20)	53,377.755	29.45	1,571,975
Qualified XII (1.25)	316,689.913	29.24	9,260,013
Qualified XII (1.30)	7,206.149	29.02	209,122
Qualified XII (1.35)	1,082.474	28.81	31,186
Qualified XII (1.40)	34,184.199	28.60	977,668
Qualified XII (1.45)	10,177.778	28.39	288,947
Qualified XII (1.50)	4,139.644	28.18	116,655
Qualified XIII	5,093.140	33.90	172,657
Qualified XV	37,469.956	33.85	1,268,358
Qualified XVI	180,285.930	31.35	5,651,964
Qualified XVII	15,244.209	32.45	494,675
Qualified XVIII	18,887.698	36.46	688,645
Qualified XXI	191,495.615	34.44	6,595,109
Qualified XXVI	5,686.101	33.63	191,224
Qualified XXVII	4,924,094.192	37.67	185,490,628
Qualified XXVIII	1,432,571.999	37.36	53,520,890
Qualified XXXII	21,642.371	15.38	332,860
Qualified XXXIII (0.65)	115,985.671	17.79	2,063,385
Qualified XXXIV	92,494.958	8.83	816,730
Qualified XXXVI	57,117.636	17.96	1,025,833
Qualified XXXVIII	282,632.031	9.00	2,543,688
Qualified XLIII	73,979.498	8.84	653,979
Qualified LIV	473,538.215	13.84	6,553,769
Qualified LVI	460,798.840	14.15	6,520,304
	38,963,108.291		$ 1,058,818,828

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,805,750.738	$ 26.00	$ 98,949,519
Qualified XXVIII	283,023.972	25.79	7,299,188
	4,088,774.710		$ 106,248,707
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,328,882.662	$ 15.45	$ 20,531,237

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	737,091.277	$ 23.28	$ 17,159,485
Qualified XXVIII	209,993.363	23.09	4,848,747
	947,084.640		$ 22,008,232
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP6	5,474.002	$ 17.53	$ 95,959
ING MAP PLUS NP8	63,138.482	17.41	1,099,241
ING MAP PLUS NP9	17,670.109	17.35	306,576
ING MAP PLUS NP11	20,575.148	17.23	354,510
ING MAP PLUS NP12	6,209.057	17.17	106,610
ING MAP PLUS NP13	15,728.119	17.11	269,108
ING MAP PLUS NP14	22,099.355	17.05	376,794
ING MAP PLUS NP15	7,548.812	16.99	128,254
ING MAP PLUS NP17	12,988.318	16.88	219,243
ING MAP PLUS NP18	842.448	16.82	14,170
ING MAP PLUS NP19	4,771.997	16.76	79,979
ING MAP PLUS NP20	32,977.820	16.70	550,730
ING MAP PLUS NP22	3,948.690	16.59	65,509
ING MAP PLUS NP23	1,410.985	16.53	23,324
ING MAP PLUS NP24	70.163	16.47	1,156
ING MAP PLUS NP25	2,936.825	16.42	48,223
ING MAP PLUS NP26	1,226.879	16.36	20,072
ING MAP PLUS NP27	7,276.737	16.31	118,684
ING MAP PLUS NP28	329.528	16.25	5,355
ING MAP PLUS NP32	209.001	16.03	3,350
ING MAP PLUS NP36	76.614	15.81	1,211
	227,509.089		$ 3,888,058

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	691.033	$ 15.12	$ 10,448
ING MAP PLUS NP4	15,010.717	15.07	226,212
ING MAP PLUS NP11	3,227.713	14.71	47,480
ING MAP PLUS NP12	2,280.339	14.66	33,430
ING MAP PLUS NP14	2,211.566	14.56	32,200
ING MAP PLUS NP15	0.600	14.51	9
ING MAP PLUS NP17	3,681.594	14.41	53,052
ING MAP PLUS NP18	16.477	14.36	237
ING MAP PLUS NP20	1,473.665	14.26	21,014
ING MAP PLUS NP21	11,252.051	14.21	159,892
ING MAP PLUS NP23	3,745.946	14.11	52,855
ING MAP PLUS NP26	2,975.590	13.96	41,539
ING MAP PLUS NP28	0.665	13.87	9
ING MAP PLUS NP30	78.363	13.77	1,079
ING MAP PLUS NP32	83.899	13.68	1,148
	46,730.218		$ 680,604
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	169,751.431	$ 16.69	$ 2,833,151
Contracts in accumulation period:
ING Custom Choice 62	1,534.500	15.82	24,276
ING Custom Choice 65	2,650.716	14.02	37,163
ING MAP PLUS NP1	1,187.367	16.71	19,841
ING MAP PLUS NP4	16,233.008	16.54	268,494
ING MAP PLUS NP6	4,122.241	16.42	67,687
ING MAP PLUS NP8	46,502.091	16.31	758,449
ING MAP PLUS NP9	559.504	16.26	9,098
ING MAP PLUS NP10	18,414.547	16.20	298,316
ING MAP PLUS NP11	4,821.649	16.14	77,821
ING MAP PLUS NP12	8,106.680	16.09	130,436
ING MAP PLUS NP13	1,405.864	16.03	22,536
ING MAP PLUS NP14	5,915.068	15.98	94,523
ING MAP PLUS NP15	20,131.645	15.92	320,496
ING MAP PLUS NP17	5,837.198	15.81	92,286
ING MAP PLUS NP18	90.015	15.76	1,419
ING MAP PLUS NP20	50.799	15.65	795
ING MAP PLUS NP21	1,963.324	15.60	30,628
ING MAP PLUS NP22	718.629	15.54	11,167
ING MAP PLUS NP23	1,019.602	15.49	15,794
ING MAP PLUS NP24	581.513	15.43	8,973
ING MAP PLUS NP25	566.530	15.38	8,713
ING MAP PLUS NP26	5,123.491	15.33	78,543
ING MAP PLUS NP27	46.967	15.28	718
ING MAP PLUS NP28	2,280.349	15.22	34,707
ING MAP PLUS NP29	542.450	15.17	8,229
ING MAP PLUS NP30	2,207.604	15.12	33,379
ING MAP PLUS NP32	600.419	15.01	9,012

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP36	99.028	$ 14.81	$ 1,467
Qualified V	55.081	18.52	1,020
Qualified VI	1,100,588.956	18.80	20,691,072
Qualified X (1.15)	41,173.497	18.98	781,473
Qualified X (1.25)	108,929.943	18.80	2,047,883
Qualified XII (0.00)	355.461	21.16	7,522
Qualified XII (0.05)	45,572.856	20.82	948,827
Qualified XII (0.10)	222.444	20.96	4,662
Qualified XII (0.25)	98,563.485	20.67	2,037,307
Qualified XII (0.30)	84,684.014	20.57	1,741,950
Qualified XII (0.40)	103,075.070	20.37	2,099,639
Qualified XII (0.50)	834,708.354	20.18	16,844,415
Qualified XII (0.55)	40,694.388	20.09	817,550
Qualified XII (0.60)	34,309.921	19.99	685,855
Qualified XII (0.65)	383,034.092	19.90	7,622,378
Qualified XII (0.70)	38,003.302	19.80	752,465
Qualified XII (0.75)	139,850.683	19.71	2,756,457
Qualified XII (0.80)	38,027.572	19.62	746,101
Qualified XII (0.85)	205,680.879	19.53	4,016,948
Qualified XII (0.90)	23,197.325	19.43	450,724
Qualified XII (0.95)	201,778.588	19.34	3,902,398
Qualified XII (1.00)	759,913.168	19.25	14,628,328
Qualified XII (1.05)	29,350.045	19.16	562,347
Qualified XII (1.10)	30,840.901	19.07	588,136
Qualified XII (1.15)	34,897.709	18.98	662,359
Qualified XII (1.20)	19,302.044	18.89	364,616
Qualified XII (1.25)	70,809.094	18.80	1,331,211
Qualified XII (1.30)	2,311.040	18.71	43,240
Qualified XII (1.35)	496.766	18.62	9,250
Qualified XII (1.40)	2,885.543	18.54	53,498
Qualified XII (1.45)	2,722.716	18.45	50,234
Qualified XV	7,106.480	19.34	137,439
Qualified XVI	16,691.497	18.36	306,456
Qualified XVII	1,315.905	18.80	24,739
Qualified XVIII	4,265.827	18.80	80,198
Qualified XXI	37,402.905	19.62	733,845
Qualified XXVI	3,286.175	19.43	63,850
Qualified XXVII	543,368.200	21.19	11,513,972
Qualified XXVIII	692,668.693	18.13	12,558,083
Qualified XXXII	203.229	16.17	3,286
Qualified XXXIII (0.65)	47,308.142	20.00	946,163
Qualified XXXIV	2,466.934	10.33	25,483
Qualified XXXVIII	28,416.933	10.52	298,946
Qualified XLIII	1,179.392	10.33	12,183
Qualified LIV	21,990.599	13.82	303,910
Qualified LVI	26,590.812	14.12	375,462
	6,233,360.889		$ 119,931,997

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	147.297	$ 9.27	$ 1,365
ING MAP PLUS NP3	946.979	9.25	8,760
ING MAP PLUS NP4	8,673.466	9.23	80,056
ING MAP PLUS NP6	9,131.599	9.21	84,102
ING MAP PLUS NP8	115.491	9.18	1,060
ING MAP PLUS NP9	5,447.450	9.17	49,953
ING MAP PLUS NP11	5,735.572	9.15	52,480
ING MAP PLUS NP13	128.192	9.12	1,169
ING MAP PLUS NP14	3,846.957	9.11	35,046
ING MAP PLUS NP15	5,284.353	9.10	48,088
ING MAP PLUS NP17	23,608.014	9.08	214,361
ING MAP PLUS NP18	466.800	9.06	4,229
ING MAP PLUS NP19	4,037.162	9.05	36,536
ING MAP PLUS NP22	3,696.945	9.02	33,346
ING MAP PLUS NP23	1,807.508	9.00	16,268
ING MAP PLUS NP24	356.989	8.99	3,209
ING MAP PLUS NP27	3,897.289	8.96	34,920
ING MAP PLUS NP28	9,859.349	8.94	88,143
ING MAP PLUS NP32	35.855	8.90	319
	87,223.267		$ 793,410
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,628.654	$ 9.04	$ 23,763
Qualified VI	888,051.001	9.04	8,027,981
Qualified XII (0.00)	115,080.081	9.35	1,075,999
Qualified XII (0.25)	26,633.460	9.28	247,159
Qualified XII (0.30)	3,060.777	9.27	28,373
Qualified XII (0.40)	143,002.534	9.25	1,322,773
Qualified XII (0.50)	69,724.938	9.22	642,864
Qualified XII (0.55)	11,120.837	9.21	102,423
Qualified XII (0.60)	27,297.114	9.20	251,133
Qualified XII (0.65)	13,928.714	9.19	128,005
Qualified XII (0.70)	13,969.811	9.17	128,103
Qualified XII (0.75)	203,522.071	9.16	1,864,262
Qualified XII (0.80)	165,090.809	9.15	1,510,581
Qualified XII (0.85)	231,631.735	9.14	2,117,114
Qualified XII (0.90)	61,687.463	9.12	562,590
Qualified XII (0.95)	191,774.774	9.11	1,747,068
Qualified XII (1.00)	670,831.697	9.10	6,104,568
Qualified XII (1.05)	9,317.926	9.09	84,700
Qualified XII (1.10)	21,815.845	9.08	198,088
Qualified XII (1.15)	24,691.977	9.06	223,709
Qualified XII (1.20)	10,875.677	9.05	98,425
Qualified XII (1.25)	61,947.083	9.04	560,002
Qualified XII (1.40)	1,076.482	9.00	9,688
Qualified XII (1.50)	1,151.237	8.98	10,338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-4 (continued)
Qualified XIII	309.283	$ 9.11	$ 2,818
Qualified XVI	13,632.865	8.98	122,423
Qualified XXI	466,993.730	9.15	4,272,993
Qualified XXXIV	340.986	9.17	3,127
Qualified XXXVIII	5,264.518	9.35	49,223
Qualified LIV	41,505.005	9.15	379,771
Qualified LVI	3,008.448	9.28	27,918
	3,500,967.532		$ 31,927,982
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	73,190.703	$ 13.84	$ 1,012,959
ING MAP PLUS NP3	2,089.378	13.74	28,708
ING MAP PLUS NP4	29,243.372	13.70	400,634
ING MAP PLUS NP5	15.856	13.65	216
ING MAP PLUS NP6	34,675.353	13.60	471,585
ING MAP PLUS NP8	123,927.473	13.51	1,674,260
ING MAP PLUS NP9	155,543.924	13.46	2,093,621
ING MAP PLUS NP10	18,666.990	13.41	250,324
ING MAP PLUS NP11	128,235.107	13.37	1,714,503
ING MAP PLUS NP12	46,572.915	13.32	620,351
ING MAP PLUS NP13	17,643.184	13.28	234,301
ING MAP PLUS NP14	164,583.273	13.23	2,177,437
ING MAP PLUS NP15	105,829.982	13.18	1,394,839
ING MAP PLUS NP16	5,029.766	13.14	66,091
ING MAP PLUS NP17	56,948.057	13.09	745,450
ING MAP PLUS NP18	5,211.924	13.05	68,016
ING MAP PLUS NP19	54,534.458	13.00	708,948
ING MAP PLUS NP20	47,400.796	12.96	614,314
ING MAP PLUS NP21	67,735.216	12.91	874,462
ING MAP PLUS NP22	35,907.013	12.87	462,123
ING MAP PLUS NP23	20,644.988	12.83	264,875
ING MAP PLUS NP24	5,918.208	12.78	75,635
ING MAP PLUS NP25	10,672.283	12.74	135,965
ING MAP PLUS NP26	15,733.525	12.69	199,658
ING MAP PLUS NP27	7,979.529	12.65	100,941
ING MAP PLUS NP28	16,013.331	12.61	201,928
ING MAP PLUS NP29	5,458.756	12.56	68,562
ING MAP PLUS NP30	6,999.494	12.52	87,634
ING MAP PLUS NP32	2,200.216	12.43	27,349
ING MAP PLUS NP36	22.647	12.26	278
Qualified XII (1.00)	77,727.198	10.34	803,699
	1,342,354.915		$ 17,579,666

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	14,598.189	$ 13.33	$ 194,594
ING Custom Choice 65	2,052.055	13.21	27,108
Qualified V	7,188.848	12.84	92,305
Qualified VI	5,018,725.021	12.97	65,092,864
Qualified XII (0.00)	195,015.098	14.10	2,749,713
Qualified XII (0.05)	11,573.474	14.08	162,955
Qualified XII (0.10)	463.525	14.01	6,494
Qualified XII (0.25)	218,149.174	13.87	3,025,729
Qualified XII (0.30)	72,539.595	13.82	1,002,497
Qualified XII (0.35)	1,676.708	13.78	23,105
Qualified XII (0.40)	135,584.343	13.73	1,861,573
Qualified XII (0.50)	3,808,210.652	13.64	51,943,993
Qualified XII (0.55)	344,683.066	13.59	4,684,243
Qualified XII (0.60)	92,273.313	13.55	1,250,303
Qualified XII (0.65)	476,942.007	13.50	6,438,717
Qualified XII (0.70)	224,794.010	13.46	3,025,727
Qualified XII (0.75)	1,276,693.805	13.41	17,120,464
Qualified XII (0.80)	1,533,103.420	13.37	20,497,593
Qualified XII (0.85)	1,102,940.406	13.33	14,702,196
Qualified XII (0.90)	192,233.222	13.28	2,552,857
Qualified XII (0.95)	939,233.342	13.24	12,435,449
Qualified XII (1.00)	3,884,152.804	13.19	51,231,975
Qualified XII (1.05)	99,180.865	13.15	1,304,228
Qualified XII (1.10)	153,673.115	13.10	2,013,118
Qualified XII (1.15)	205,347.223	13.06	2,681,835
Qualified XII (1.20)	31,818.346	13.02	414,275
Qualified XII (1.25)	356,032.435	12.97	4,617,741
Qualified XII (1.30)	1,380.094	12.93	17,845
Qualified XII (1.35)	781.198	12.89	10,070
Qualified XII (1.40)	38,161.665	12.85	490,377
Qualified XII (1.45)	10,133.705	12.80	129,711
Qualified XII (1.50)	1,133.784	12.76	14,467
Qualified XIII	1,219.094	13.24	16,141
Qualified XV	31,230.147	13.24	413,487
Qualified XVI	89,909.403	12.76	1,147,244
Qualified XVII	15,221.826	13.08	199,101
Qualified XXI	162,415.249	13.37	2,171,492
Qualified XXVI	2,290.997	13.31	30,493
Qualified XXVII	2,723,664.390	12.64	34,427,118
Qualified XXXIII (0.65)	16,146.164	13.87	223,947
Qualified XXXIV	44,742.937	8.79	393,290
Qualified XXXVIII	60,605.334	8.95	542,418
Qualified XLIII	26,491.906	8.79	232,864
Qualified LIV	120,046.012	13.02	1,562,999
Qualified LVI	34,252.470	13.31	455,900
	23,778,704.436		$ 313,632,615

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Hartford Capital Appreciation Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	16,539.912	$ 11.48	$ 189,878

The Hartford Dividend And Growth Fund - Class R4
Contracts in accumulation period:
Qualified XII (0.65)	4,158.505	$ 11.16	$ 46,409

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	7,752.718	$ 13.91	$ 107,840
ING MAP PLUS NP4	4,235.202	13.77	58,319
ING MAP PLUS NP5	0.006	13.72	-
ING MAP PLUS NP6	6,876.770	13.67	94,005
ING MAP PLUS NP10	7,598.784	13.49	102,508
ING MAP PLUS NP11	15,296.552	13.44	205,586
ING MAP PLUS NP12	14,106.895	13.39	188,891
ING MAP PLUS NP13	8,325.249	13.35	111,142
ING MAP PLUS NP14	13,683.274	13.30	181,988
ING MAP PLUS NP15	10,359.675	13.25	137,266
ING MAP PLUS NP16	245.057	13.21	3,237
ING MAP PLUS NP17	11,223.849	13.16	147,706
ING MAP PLUS NP19	2,937.231	13.07	38,390
ING MAP PLUS NP20	1,333.667	13.03	17,378
ING MAP PLUS NP21	4,330.584	12.98	56,211
ING MAP PLUS NP22	158.689	12.94	2,053
ING MAP PLUS NP24	223.251	12.85	2,869
ING MAP PLUS NP25	13,051.326	12.80	167,057
ING MAP PLUS NP26	12,076.001	12.76	154,090
ING MAP PLUS NP27	7,849.105	12.72	99,841
ING MAP PLUS NP28	2,819.892	12.67	35,728
ING MAP PLUS NP29	867.411	12.63	10,955
ING MAP PLUS NP30	1,134.214	12.59	14,280
ING MAP PLUS NP32	288.442	12.50	3,606
ING MAP PLUS NP36	77.055	12.33	950
	146,850.899		$ 1,941,896
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	725,003.932	$11.29 to $38.05	$ 18,526,563
Contracts in accumulation period:
ING Custom Choice 62	235.399	12.10	2,848
ING Custom Choice 65	3,412.940	11.93	40,716
ING MAP PLUS NP1	2,618.225	12.52	32,780
ING MAP PLUS NP15	0.232	11.92	3
ING MAP PLUS NP18	2,002.349	11.80	23,628
ING MAP PLUS NP21	2,057.847	11.68	24,036
ING MAP PLUS NP25	285.425	11.52	3,288
ING MAP PLUS NP26	199.789	11.48	2,294
Qualified I	17,273.597	37.18	642,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified V	655.825	$ 27.33	$ 17,924
Qualified VI	4,726,914.832	27.95	132,117,270
Qualified VII	68,160.915	27.09	1,846,479
Qualified VIII	1,704.606	25.92	44,183
Qualified IX	1,114.415	27.69	30,858
Qualified X (1.15)	364,204.378	28.43	10,354,330
Qualified X (1.25)	861,257.786	27.95	24,072,155
Qualified XII (0.05)	48,071.389	31.49	1,513,768
Qualified XII (0.10)	65.917	15.79	1,041
Qualified XII (0.20)	27,487.863	15.59	428,536
Qualified XII (0.25)	129,977.114	15.49	2,013,345
Qualified XII (0.30)	109,951.413	15.40	1,693,252
Qualified XII (0.35)	3,958.286	15.30	60,562
Qualified XII (0.40)	34,946.735	21.84	763,237
Qualified XII (0.45)	36.854	15.11	557
Qualified XII (0.50)	240,255.142	15.59	3,745,578
Qualified XII (0.55)	100,439.064	14.92	1,498,551
Qualified XII (0.60)	577,301.303	14.83	8,561,378
Qualified XII (0.65)	345,166.404	14.73	5,084,301
Qualified XII (0.70)	168,866.900	14.64	2,472,211
Qualified XII (0.75)	333,810.382	14.55	4,856,941
Qualified XII (0.80)	1,048,247.059	15.42	16,163,970
Qualified XII (0.85)	711,836.014	20.73	14,756,361
Qualified XII (0.90)	186,608.300	14.97	2,793,526
Qualified XII (0.95)	491,524.950	20.43	10,041,855
Qualified XII (1.00)	988,620.581	20.28	20,049,225
Qualified XII (1.05)	49,614.212	20.14	999,230
Qualified XII (1.10)	176,960.014	19.99	3,537,431
Qualified XII (1.15)	219,983.616	19.84	4,364,475
Qualified XII (1.20)	13,315.440	19.70	262,314
Qualified XII (1.25)	63,309.515	19.56	1,238,334
Qualified XII (1.30)	3,093.335	19.41	60,042
Qualified XII (1.40)	14,159.184	19.13	270,865
Qualified XII (1.45)	33.461	18.99	635
Qualified XII (1.50)	1,419.569	18.85	26,759
Qualified XIII	11.964	29.20	349
Qualified XV	10,240.929	29.15	298,523
Qualified XVI	99,919.953	27.01	2,698,838
Qualified XVII	51,698.113	28.91	1,494,592
Qualified XVIII	127,972.387	28.91	3,699,682
Qualified XIX	2,994.335	38.46	115,162
Qualified XX	18,125.771	37.97	688,236
Qualified XXVI	1,674.781	29.42	49,272
Qualified XXVII	758,970.869	37.65	28,575,253
Qualified XXVIII	95,456.391	37.59	3,588,206
Qualified XXX	37,239.793	35.79	1,332,812
Qualified XXXII	181,647.930	12.14	2,205,206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified XXXIII (0.65)	5.355	$ 13.25	$ 71
Qualified XXXIV	118,051.894	9.56	1,128,576
Qualified XXXVI	21,190.636	13.39	283,743
Qualified XXXVIII	121,867.300	9.74	1,186,988
Qualified XLIII	10,246.481	9.56	97,956
Qualified LIV	190,575.582	11.76	2,241,169
Qualified LVI	237,619.897	12.04	2,860,944
	14,951,672.869		$ 347,585,445
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	16,592.954	$ 17.49	$ 290,211
ING MAP PLUS NP3	249.986	17.37	4,342
ING MAP PLUS NP4	8,435.910	17.31	146,026
ING MAP PLUS NP6	7,948.571	17.19	136,636
ING MAP PLUS NP9	4,235.670	17.01	72,049
ING MAP PLUS NP10	13,307.472	16.96	225,695
ING MAP PLUS NP11	2,116.741	16.90	35,773
ING MAP PLUS NP12	12,354.659	16.84	208,052
ING MAP PLUS NP13	2,390.555	16.78	40,114
ING MAP PLUS NP14	3,736.606	16.72	62,476
ING MAP PLUS NP15	182.798	16.66	3,045
ING MAP PLUS NP17	357.892	16.55	5,923
ING MAP PLUS NP18	4,745.117	16.49	78,247
ING MAP PLUS NP19	3,780.675	16.44	62,154
ING MAP PLUS NP20	27,386.098	16.38	448,584
ING MAP PLUS NP21	4,841.833	16.32	79,019
ING MAP PLUS NP23	1,636.771	16.21	26,532
ING MAP PLUS NP24	138.991	16.15	2,245
ING MAP PLUS NP25	941.942	16.10	15,165
ING MAP PLUS NP26	837.582	16.04	13,435
ING MAP PLUS NP28	214.634	15.93	3,419
ING MAP PLUS NP29	709.059	15.88	11,260
ING MAP PLUS NP36	31.976	15.50	496
	117,174.492		$ 1,970,898
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	8,207.208	$ 13.79	$ 113,177
ING MAP PLUS NP8	31,661.672	13.46	426,166
ING MAP PLUS NP9	21,389.001	13.41	286,826
ING MAP PLUS NP11	15,331.708	13.32	204,218
ING MAP PLUS NP12	339.171	13.27	4,501
ING MAP PLUS NP13	148.486	13.23	1,964
ING MAP PLUS NP14	31,702.785	13.18	417,843
ING MAP PLUS NP15	88,514.276	13.14	1,163,078
ING MAP PLUS NP17	33,999.864	13.05	443,698
ING MAP PLUS NP18	11,312.308	13.00	147,060
ING MAP PLUS NP19	7,688.784	12.96	99,647

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP20	17,161.473	$ 12.91	$ 221,555
ING MAP PLUS NP21	35.100	12.87	452
ING MAP PLUS NP22	2,365.371	12.82	30,324
ING MAP PLUS NP23	10,245.788	12.78	130,941
ING MAP PLUS NP24	1,162.488	12.74	14,810
ING MAP PLUS NP26	5,059.898	12.65	64,008
ING MAP PLUS NP27	11,470.127	12.60	144,524
ING MAP PLUS NP28	8,894.286	12.56	111,712
ING MAP PLUS NP29	3,855.643	12.52	48,273
ING MAP PLUS NP30	1,070.915	12.47	13,354
ING MAP PLUS NP32	1,337.946	12.39	16,577
Qualified VI	14,263.199	10.22	145,770
Qualified XII (0.25)	301.498	15.66	4,721
Qualified XII (0.50)	1,696.808	15.29	25,944
Qualified XII (0.65)	6,053.810	15.07	91,231
Qualified XII (0.75)	450.990	14.93	6,733
Qualified XII (0.95)	7,265.618	10.24	74,400
Qualified XII (1.00)	21,878.778	12.64	276,548
Qualified XII (1.25)	346.386	10.22	3,540
Qualified XVI	902.005	10.20	9,200
Qualified LIV	19.882	10.25	204
Qualified LVI	714.346	10.28	7,343
	366,847.618		$ 4,750,342
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	32,196.965	$ 12.97	$ 417,595
ING MAP PLUS NP8	58,126.596	12.66	735,883
ING MAP PLUS NP9	15,847.962	12.62	200,001
ING MAP PLUS NP10	32,286.253	12.58	406,161
ING MAP PLUS NP11	31,063.332	12.53	389,224
ING MAP PLUS NP12	49.905	12.49	623
ING MAP PLUS NP13	9,481.838	12.45	118,049
ING MAP PLUS NP14	13,000.980	12.40	161,212
ING MAP PLUS NP15	18,258.447	12.36	225,674
ING MAP PLUS NP16	549.570	12.32	6,771
ING MAP PLUS NP17	18,729.346	12.28	229,996
ING MAP PLUS NP18	431.548	12.23	5,278
ING MAP PLUS NP19	5,327.792	12.19	64,946
ING MAP PLUS NP20	27,859.417	12.15	338,492
ING MAP PLUS NP21	29,734.600	12.11	360,086
ING MAP PLUS NP23	3,740.779	12.02	44,964
ING MAP PLUS NP24	653.091	11.98	7,824
ING MAP PLUS NP25	18,203.997	11.94	217,356
ING MAP PLUS NP26	5,153.110	11.90	61,322
ING MAP PLUS NP28	2,800.168	11.82	33,098
ING MAP PLUS NP29	790.573	11.78	9,313
ING MAP PLUS NP32	1,600.810	11.66	18,665
	325,887.079		$ 4,052,533

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	315,685.943	$11.65 to $87.96	$ 6,970,209
Contracts in accumulation period:
ING Custom Choice 62	8,328.421	12.41	103,356
ING Custom Choice 65	5,350.175	12.43	66,503
ING MAP PLUS NP1	57,384.642	12.92	741,410
ING MAP PLUS NP8	65,546.657	12.61	826,543
ING MAP PLUS NP9	49,915.452	12.57	627,437
ING MAP PLUS NP10	4,650.554	12.52	58,225
ING MAP PLUS NP11	84,730.486	12.48	1,057,436
ING MAP PLUS NP12	69,089.654	12.44	859,475
ING MAP PLUS NP13	439.662	12.40	5,452
ING MAP PLUS NP14	31,707.399	12.35	391,586
ING MAP PLUS NP15	23,514.443	12.31	289,463
ING MAP PLUS NP17	19,064.475	12.23	233,159
ING MAP PLUS NP18	6,244.622	12.18	76,060
ING MAP PLUS NP19	6,361.370	12.14	77,227
ING MAP PLUS NP20	2,391.432	12.10	28,936
ING MAP PLUS NP21	501.555	12.06	6,049
ING MAP PLUS NP22	1,998.872	12.02	24,026
ING MAP PLUS NP23	8,478.547	11.97	101,488
ING MAP PLUS NP24	799.023	11.93	9,532
ING MAP PLUS NP25	4,038.545	11.89	48,018
ING MAP PLUS NP26	1,113.988	11.85	13,201
ING MAP PLUS NP27	1,207.271	11.81	14,258
ING MAP PLUS NP28	7,491.689	11.77	88,177
ING MAP PLUS NP29	6,140.769	11.73	72,031
ING MAP PLUS NP30	5,647.182	11.69	66,016
Qualified I	660.865	87.77	58,004
Qualified V	3,406.952	22.00	74,953
Qualified VI	4,034,860.623	22.20	89,573,906
Qualified VII	55,423.408	20.69	1,146,710
Qualified VIII	4,442.297	20.42	90,712
Qualified IX	400.756	21.78	8,728
Qualified X (1.15)	211,714.341	22.58	4,780,510
Qualified X (1.25)	557,327.718	22.20	12,372,675
Qualified XII (0.00)	1,813.604	19.25	34,912
Qualified XII (0.05)	202,579.567	25.01	5,066,515
Qualified XII (0.10)	9.573	19.01	182
Qualified XII (0.20)	44,018.599	18.77	826,229
Qualified XII (0.25)	139,370.821	18.65	2,599,266
Qualified XII (0.30)	87,056.612	18.53	1,613,159
Qualified XII (0.35)	3,612.216	18.42	66,537
Qualified XII (0.40)	112,532.845	21.00	2,363,190
Qualified XII (0.45)	892.574	18.19	16,236
Qualified XII (0.50)	539,402.050	18.32	9,881,846
Qualified XII (0.55)	265,539.125	17.96	4,769,083
Qualified XII (0.60)	3,384,371.960	17.84	60,377,196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XII (0.65)	841,644.129	$ 17.73	$ 14,922,350
Qualified XII (0.70)	110,443.059	17.62	1,946,007
Qualified XII (0.75)	350,086.658	17.51	6,130,017
Qualified XII (0.80)	746,514.246	17.65	13,175,976
Qualified XII (0.85)	695,236.319	19.94	13,863,012
Qualified XII (0.90)	77,947.469	17.45	1,360,183
Qualified XII (0.95)	582,574.243	19.65	11,447,584
Qualified XII (1.00)	1,500,244.621	19.50	29,254,770
Qualified XII (1.05)	45,747.522	19.36	885,672
Qualified XII (1.10)	124,600.386	19.22	2,394,819
Qualified XII (1.15)	121,805.270	19.08	2,324,045
Qualified XII (1.20)	30,972.317	18.94	586,616
Qualified XII (1.25)	109,355.750	18.80	2,055,888
Qualified XII (1.30)	8,492.600	18.67	158,557
Qualified XII (1.35)	192.997	18.53	3,576
Qualified XII (1.40)	22,691.048	18.39	417,288
Qualified XII (1.45)	2,823.183	18.26	51,551
Qualified XII (1.50)	977.028	18.13	17,714
Qualified XV	11,704.018	23.15	270,948
Qualified XVI	107,632.581	21.45	2,308,719
Qualified XVII	102,132.625	22.66	2,314,325
Qualified XVIII	143,331.826	22.66	3,247,899
Qualified XIX	27.178	89.57	2,434
Qualified XX	5,295.745	87.85	465,231
Qualified XXI	18,908.398	23.56	445,482
Qualified XXVI	8,167.712	23.36	190,798
Qualified XXVII	502,606.472	88.32	44,390,204
Qualified XXVIII	113,740.976	88.16	10,027,404
Qualified XXIX	271.951	86.08	23,410
Qualified XXX	17,825.505	83.94	1,496,273
Qualified XXXII	86,785.491	12.31	1,068,329
Qualified XXXIII (0.65)	18,383.025	14.92	274,275
Qualified XXXIV	10,056.719	11.13	111,931
Qualified XXXV	2,680.531	12.26	32,863
Qualified XXXVI	25,822.135	15.07	389,140
Qualified XXXVIII	109,266.665	11.33	1,237,991
Qualified XLIII	14,144.805	11.13	157,432
Qualified LIV	132,662.961	12.25	1,625,121
Qualified LVI	322,697.508	12.54	4,046,627
	17,563,753.006		$ 383,698,283
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	43,791.530	$ 11.66	$ 510,609

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,374.808	$ 14.27	$ 90,969
ING Custom Choice 65	103.920	12.70	1,320
Qualified VI	881,544.042	13.62	12,006,630
Qualified X (1.15)	39,768.115	14.23	565,900
Qualified X (1.25)	57,806.224	14.14	817,380
Qualified XII (0.00)	642.288	14.81	9,512
Qualified XII (0.10)	206.046	14.71	3,031
Qualified XII (0.25)	2,303.739	14.56	33,542
Qualified XII (0.30)	6,628.245	14.51	96,176
Qualified XII (0.35)	4.084	14.47	59
Qualified XII (0.40)	96,548.063	14.42	1,392,223
Qualified XII (0.50)	187,210.758	14.32	2,680,858
Qualified XII (0.55)	21,424.800	14.27	305,732
Qualified XII (0.60)	18,894.555	14.23	268,870
Qualified XII (0.65)	46,164.593	14.18	654,614
Qualified XII (0.70)	21,104.706	14.13	298,209
Qualified XII (0.75)	62,115.665	14.08	874,589
Qualified XII (0.80)	24,958.520	14.04	350,418
Qualified XII (0.85)	135,515.594	13.99	1,895,863
Qualified XII (0.90)	14,890.380	13.94	207,572
Qualified XII (0.95)	102,866.596	13.90	1,429,846
Qualified XII (1.00)	441,519.215	13.85	6,115,041
Qualified XII (1.05)	6,852.984	13.80	94,571
Qualified XII (1.10)	25,720.818	13.76	353,918
Qualified XII (1.15)	26,874.179	13.71	368,445
Qualified XII (1.20)	1,389.238	13.67	18,991
Qualified XII (1.25)	51,487.558	13.62	701,261
Qualified XII (1.30)	571.420	13.58	7,760
Qualified XII (1.35)	25.337	13.53	343
Qualified XII (1.40)	1,682.059	13.49	22,691
Qualified XII (1.45)	4,831.148	13.44	64,931
Qualified XV	522.278	13.90	7,260
Qualified XVI	11,514.912	13.40	154,300
Qualified XVII	5,676.292	13.73	77,935
Qualified XVIII	6,433.768	14.37	92,453
Qualified XXVI	155.843	13.98	2,179
Qualified XXXII	1,339.513	14.14	18,941
Qualified XXXIV	5,130.445	7.06	36,221
Qualified XXXVIII	1,699.459	7.19	12,219
Qualified XLIII	94.033	7.07	665
Qualified LIV	31,015.290	12.51	388,001
Qualified LVI	5,242.951	12.79	67,057
	2,356,854.481		$ 32,588,496

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	27,163.514	$8.45 to $8.63	$ 232,386
Contracts in accumulation period:
ING Custom Choice 62	203.145	9.08	1,845
ING Custom Choice 65	11,188.404	9.37	104,835
Qualified V	2,951.011	9.02	26,618
Qualified VI	3,093,867.717	9.08	28,092,319
Qualified VIII	1,189.576	9.07	10,789
Qualified X (1.15)	229,093.996	9.11	2,087,046
Qualified X (1.25)	149,790.912	9.08	1,360,101
Qualified XII (0.05)	39,301.206	9.53	374,540
Qualified XII (0.25)	22,579.447	9.44	213,150
Qualified XII (0.30)	45,486.928	9.43	428,942
Qualified XII (0.35)	12,324.542	9.41	115,974
Qualified XII (0.40)	84,489.812	9.39	793,359
Qualified XII (0.45)	819.995	9.37	7,683
Qualified XII (0.50)	155,366.202	9.35	1,452,674
Qualified XII (0.55)	103,145.348	9.34	963,378
Qualified XII (0.60)	53,140.254	9.32	495,267
Qualified XII (0.65)	391,315.942	9.30	3,639,238
Qualified XII (0.70)	92,508.512	9.28	858,479
Qualified XII (0.75)	88,140.081	9.26	816,177
Qualified XII (0.80)	199,979.716	9.25	1,849,812
Qualified XII (0.85)	413,057.481	9.23	3,812,521
Qualified XII (0.90)	32,377.290	9.21	298,195
Qualified XII (0.95)	298,690.678	9.19	2,744,967
Qualified XII (1.00)	890,639.115	9.18	8,176,067
Qualified XII (1.05)	82,633.573	9.16	756,924
Qualified XII (1.10)	133,172.969	9.14	1,217,201
Qualified XII (1.15)	49,257.643	9.12	449,230
Qualified XII (1.20)	30,461.745	9.11	277,506
Qualified XII (1.25)	56,081.585	9.09	509,782
Qualified XII (1.30)	14,883.784	9.07	134,996
Qualified XII (1.35)	29.335	9.05	265
Qualified XII (1.40)	16,399.271	9.04	148,249
Qualified XII (1.45)	3,235.462	9.02	29,184
Qualified XII (1.50)	2,286.353	9.00	20,577
Qualified XV	20,212.340	9.18	185,549
Qualified XVI	79,018.640	8.99	710,378
Qualified XVII	2,560.231	9.08	23,247
Qualified XVIII	16,969.471	9.16	155,440
Qualified XXII	494.448	9.36	4,628
Qualified XXVI	21,666.005	9.20	199,327
Qualified XXVII	1,806,536.533	9.16	16,547,875
Qualified XXVIII	236,884.177	9.17	2,172,228
Qualified XXXII	12,493.417	9.08	113,440
Qualified XXXIV	56,740.505	8.64	490,238
Qualified XXXVI	14,532.635	9.32	135,444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XXXVIII	33,662.703	$ 8.80	$ 296,232
Qualified XLIII	10,278.708	8.65	88,911
Qualified LIV	18,405.519	9.23	169,883
Qualified LVI	97,896.515	9.44	924,143
	9,255,604.391		$ 84,717,239
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	799.178	$ 10.95	$ 8,751
Qualified XII (0.50)	17,501.998	10.71	187,446
	18,301.176		$ 196,197
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	23,771.331	$ 9.25	$ 219,885

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
ING Custom Choice 62	568.803	$ 10.17	$ 5,785
ING Custom Choice 65	1,347.338	10.37	13,972
Qualified V	210.750	10.13	2,135
Qualified VI	1,146,206.329	10.17	11,656,918
Qualified X (1.15)	22,102.175	10.20	225,442
Qualified X (1.25)	85,909.994	10.18	874,564
Qualified XII (0.00)	6,606.169	10.47	69,167
Qualified XII (0.10)	70.200	10.45	734
Qualified XII (0.25)	84,966.238	10.41	884,499
Qualified XII (0.30)	3,908.030	10.40	40,644
Qualified XII (0.40)	169,857.561	10.37	1,761,423
Qualified XII (0.50)	935,985.094	10.35	9,687,446
Qualified XII (0.55)	62,988.752	10.34	651,304
Qualified XII (0.60)	17,573.145	10.32	181,355
Qualified XII (0.65)	40,646.118	10.31	419,061
Qualified XII (0.70)	27,404.623	10.30	282,268
Qualified XII (0.75)	131,857.443	10.29	1,356,813
Qualified XII (0.80)	221,760.224	10.27	2,277,478
Qualified XII (0.85)	258,022.061	10.26	2,647,306
Qualified XII (0.90)	19,023.721	10.25	194,993
Qualified XII (0.95)	156,125.102	10.24	1,598,721
Qualified XII (1.00)	960,063.198	10.23	9,821,447
Qualified XII (1.05)	11,838.643	10.21	120,873
Qualified XII (1.10)	25,993.210	10.20	265,131
Qualified XII (1.15)	51,877.128	10.19	528,628
Qualified XII (1.20)	3,357.820	10.18	34,183
Qualified XII (1.25)	42,679.151	10.17	434,047
Qualified XII (1.30)	0.590	10.15	6
Qualified XII (1.40)	5,770.209	10.13	58,452
Qualified XII (1.45)	967.353	10.12	9,790

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Institutional
Class (continued)
Qualified XV	2,247.863	$ 10.24	$ 23,018
Qualified XVI	13,753.060	10.11	139,043
Qualified XVII	1,551.935	10.17	15,783
Qualified XVIII	3,177.477	10.47	33,268
Qualified XXI	5,758.613	10.27	59,141
Qualified XXVI	1,006.283	10.29	10,355
Qualified XXVII	1,100,278.781	10.23	11,255,852
Qualified XXVIII	160,410.615	10.24	1,642,605
Qualified XXXII	2,311.771	10.18	23,534
Qualified XXXIV	4,875.405	10.28	50,119
Qualified XXXVIII	3,368.032	10.47	35,263
Qualified XLIII	290.990	10.29	2,994
Qualified LIV	9,262.048	10.27	95,121
Qualified LVI	11,670.383	10.41	121,489
	5,815,650.428		$ 59,612,170
ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	182,185.619	$10.07 to $10.56	$ 1,923,551
Contracts in accumulation period:
	182,185.619		$ 1,923,551
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,909.703	$ 10.29	$ 40,231
ING Custom Choice 65	5,141.190	10.72	55,114
ING MAP PLUS NP1	89,435.468	10.88	973,058
ING MAP PLUS NP4	8,851.062	10.80	95,591
ING MAP PLUS NP8	25,042.193	10.70	267,951
ING MAP PLUS NP9	14,845.293	10.67	158,399
ING MAP PLUS NP11	11,681.056	10.62	124,053
ING MAP PLUS NP12	10,925.986	10.60	115,815
ING MAP PLUS NP14	2,207.357	10.55	23,288
ING MAP PLUS NP15	9,910.914	10.53	104,362
ING MAP PLUS NP16	2,977.315	10.50	31,262
ING MAP PLUS NP17	9,798.406	10.48	102,687
ING MAP PLUS NP18	647.237	10.45	6,764
ING MAP PLUS NP19	1,466.427	10.43	15,295
ING MAP PLUS NP20	5,123.969	10.40	53,289
ING MAP PLUS NP22	321.509	10.35	3,328
ING MAP PLUS NP23	204.442	10.33	2,112
ING MAP PLUS NP24	520.535	10.31	5,367
ING MAP PLUS NP25	9,143.772	10.28	93,998
ING MAP PLUS NP26	3,051.967	10.26	31,313
ING MAP PLUS NP27	4,574.186	10.23	46,794
ING MAP PLUS NP28	2,361.000	10.21	24,106
Qualified V	2,123.418	10.21	21,680
Qualified VI	842,933.122	10.29	8,673,782
Qualified XII (0.00)	307.233	10.91	3,352
Qualified XII (0.25)	71.390	10.78	770

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service
Class (continued)
Qualified XII (0.30)	16,747.787	$ 10.76	$ 180,206
Qualified XII (0.40)	116,524.386	10.71	1,247,976
Qualified XII (0.50)	908,569.133	10.66	9,685,347
Qualified XII (0.55)	30,990.758	10.63	329,432
Qualified XII (0.60)	6,970.032	10.61	73,952
Qualified XII (0.65)	80,003.637	10.58	846,438
Qualified XII (0.70)	21,427.697	10.56	226,276
Qualified XII (0.75)	138,998.410	10.53	1,463,653
Qualified XII (0.80)	110,137.553	10.51	1,157,546
Qualified XII (0.85)	340,318.395	10.48	3,566,537
Qualified XII (0.90)	8,145.308	10.46	85,200
Qualified XII (0.95)	160,633.224	10.43	1,675,405
Qualified XII (1.00)	668,542.904	10.41	6,959,532
Qualified XII (1.05)	7,782.223	10.39	80,857
Qualified XII (1.10)	22,323.291	10.36	231,269
Qualified XII (1.15)	22,553.211	10.34	233,200
Qualified XII (1.20)	7,543.988	10.31	77,779
Qualified XII (1.25)	60,269.533	10.29	620,173
Qualified XII (1.30)	1,564.589	10.26	16,053
Qualified XII (1.40)	2,186.717	10.22	22,348
Qualified XII (1.45)	37.266	10.19	380
Qualified XII (1.50)	6.021	10.17	61
Qualified XV	5,331.999	10.43	55,613
Qualified XVI	21,018.669	10.17	213,760
Qualified XXI	28,872.194	10.51	303,447
Qualified XXVI	2,205.045	10.46	23,065
Qualified XXXIII (0.65)	17,167.337	10.58	181,630
Qualified XXXIV	123.462	9.13	1,127
Qualified XXXVIII	12,918.681	9.30	120,144
Qualified XLIII	126.816	9.13	1,158
Qualified LIV	21,142.964	10.56	223,270
Qualified LVI	26,115.344	10.80	282,046
	3,934,874.724		$ 41,258,641
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,487.706	$ 15.47	$ 53,955
ING Custom Choice 65	475.397	16.30	7,749
ING MAP PLUS NP1	61,510.624	16.54	1,017,386
ING MAP PLUS NP3	376.330	16.44	6,187
ING MAP PLUS NP4	13,440.585	16.40	220,426
ING MAP PLUS NP5	86.386	16.35	1,412
ING MAP PLUS NP6	27,939.836	16.30	455,419
ING MAP PLUS NP8	29,478.967	16.21	477,854
ING MAP PLUS NP9	32,054.689	16.17	518,324
ING MAP PLUS NP10	9,104.673	16.12	146,767
ING MAP PLUS NP11	19,138.724	16.07	307,559
ING MAP PLUS NP12	21,654.515	16.03	347,122

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
ING MAP PLUS NP13	3,364.258	$ 15.98	$ 53,761
ING MAP PLUS NP14	26,531.309	15.94	422,909
ING MAP PLUS NP15	23,421.329	15.89	372,165
ING MAP PLUS NP16	991.035	15.85	15,708
ING MAP PLUS NP17	7,632.692	15.80	120,597
ING MAP PLUS NP18	2,106.694	15.76	33,202
ING MAP PLUS NP19	2,921.296	15.71	45,894
ING MAP PLUS NP20	909.509	15.67	14,252
ING MAP PLUS NP21	4,429.421	15.62	69,188
ING MAP PLUS NP22	11,769.945	15.58	183,376
ING MAP PLUS NP23	1,619.855	15.54	25,173
ING MAP PLUS NP24	327.316	15.49	5,070
ING MAP PLUS NP25	4,774.792	15.45	73,771
ING MAP PLUS NP26	6,937.203	15.40	106,833
ING MAP PLUS NP27	3,257.797	15.36	50,040
ING MAP PLUS NP28	3,680.235	15.32	56,381
ING MAP PLUS NP29	2,086.403	15.27	31,859
ING MAP PLUS NP30	147.356	15.23	2,244
ING MAP PLUS NP36	5.657	14.97	85
Qualified VI	873,218.660	15.47	13,508,693
Qualified VIII	731.298	15.46	11,306
Qualified XII (0.00)	9,824.452	16.61	163,184
Qualified XII (0.10)	31.613	16.52	522
Qualified XII (0.25)	14,269.431	16.38	233,733
Qualified XII (0.30)	11,751.344	16.33	191,899
Qualified XII (0.40)	26,610.417	16.24	432,153
Qualified XII (0.50)	769,394.441	16.15	12,425,720
Qualified XII (0.55)	27,715.837	16.10	446,225
Qualified XII (0.60)	6,783.033	16.05	108,868
Qualified XII (0.65)	66,778.773	16.01	1,069,128
Qualified XII (0.70)	31,422.621	15.96	501,505
Qualified XII (0.75)	222,751.389	15.92	3,546,202
Qualified XII (0.80)	26,397.169	15.87	418,923
Qualified XII (0.85)	168,496.462	15.83	2,667,299
Qualified XII (0.90)	5,441.278	15.78	85,863
Qualified XII (0.95)	117,462.463	15.74	1,848,859
Qualified XII (1.00)	961,605.616	15.69	15,087,592
Qualified XII (1.05)	5,010.698	15.65	78,417
Qualified XII (1.10)	20,954.687	15.60	326,893
Qualified XII (1.15)	28,855.402	15.56	448,990
Qualified XII (1.20)	4,846.741	15.52	75,221
Qualified XII (1.25)	55,468.902	15.47	858,104
Qualified XII (1.30)	815.706	15.43	12,586
Qualified XII (1.40)	406.215	15.34	6,231
Qualified XII (1.45)	26.577	15.30	407
Qualified XII (1.50)	126.131	15.25	1,924
Qualified XV	157.487	15.74	2,479

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Qualified XVI	15,967.411	15.25	243,503
Qualified XXI	213,122.413	15.87	3,382,253
Qualified XXVI	376.805	15.78	5,946
Qualified XXXIV	600.698	10.41	6,253
Qualified XXXVIII	8,189.940	10.61	86,895
Qualified XLIII	855.154	10.42	8,911
Qualified LIV	59,469.316	16.06	955,077
Qualified LVI	4,107.492	16.42	67,445
	4,085,706.606		$ 64,557,877
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,427.680	$ 13.76	$ 33,405

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	15,162.455	$ 12.79	$ 193,928
ING Custom Choice 65	14,618.787	13.25	193,699
ING MAP PLUS NP6	6,399.569	15.01	96,058
ING MAP PLUS NP11	0.724	14.95	11
ING MAP PLUS NP15	2,550.884	14.90	38,008
ING MAP PLUS NP18	3,461.764	14.86	51,442
ING MAP PLUS NP26	738.517	14.76	10,901
Qualified V	41.544	12.71	528
Qualified VI	2,783,413.562	12.79	35,599,859
Qualified VIII	737.249	12.79	9,429
Qualified XII (0.05)	61,238.973	13.47	824,889
Qualified XII (0.10)	80.201	13.42	1,076
Qualified XII (0.25)	76,101.720	13.34	1,015,197
Qualified XII (0.30)	56,434.220	13.31	751,139
Qualified XII (0.35)	1,236.752	13.28	16,424
Qualified XII (0.40)	287,494.891	13.25	3,809,307
Qualified XII (0.45)	209.665	13.23	2,774
Qualified XII (0.50)	103,519.834	13.20	1,366,462
Qualified XII (0.55)	79,575.562	13.17	1,048,010
Qualified XII (0.60)	45,193.989	13.14	593,849
Qualified XII (0.65)	256,989.465	13.12	3,371,702
Qualified XII (0.70)	88,392.796	13.09	1,157,062
Qualified XII (0.75)	269,123.668	13.06	3,514,755
Qualified XII (0.80)	446,274.620	13.04	5,819,421
Qualified XII (0.85)	587,076.102	13.01	7,637,860
Qualified XII (0.90)	37,425.077	12.98	485,778
Qualified XII (0.95)	455,641.369	12.95	5,900,556
Qualified XII (1.00)	1,170,255.185	12.93	15,131,400
Qualified XII (1.05)	49,086.154	12.90	633,211
Qualified XII (1.10)	70,571.761	12.87	908,259
Qualified XII (1.15)	97,385.280	12.85	1,251,401
Qualified XII (1.20)	13,302.562	12.82	170,539

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service
Class (continued)
Qualified XII (1.25)	119,967.090	$ 12.79	$ 1,534,379
Qualified XII (1.30)	347.904	12.77	4,443
Qualified XII (1.35)	36.626	12.74	467
Qualified XII (1.40)	6,068.505	12.72	77,191
Qualified XII (1.45)	419.691	12.69	5,326
Qualified XII (1.50)	1,594.272	12.66	20,183
Qualified XIII	1,534.825	12.95	19,876
Qualified XV	30,645.395	12.95	396,858
Qualified XVI	56,394.348	12.66	713,952
Qualified XVII	3,486.279	12.80	44,624
Qualified XXI	55,198.158	13.04	719,784
Qualified XXVI	39,766.815	13.06	519,355
Qualified XXVII	1,775,339.057	13.01	23,097,161
Qualified XXVIII	905,744.102	13.01	11,783,731
Qualified XXXIV	3,695.431	9.88	36,511
Qualified XXXVI	13,964.125	13.17	183,908
Qualified XXXVIII	22,028.518	10.06	221,607
Qualified XLIII	9,409.207	9.88	92,963
Qualified LIV	46,935.405	13.06	612,976
Qualified LVI	128,848.220	13.37	1,722,701
	10,301,158.874		$ 133,412,930
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,279.524	$ 8.09	$ 10,351
ING Custom Choice 65	442.401	8.27	3,659
ING MAP PLUS NP11	56.854	8.23	468
ING MAP PLUS NP18	41.507	8.15	338
ING MAP PLUS NP22	4,039.242	8.11	32,758
ING MAP PLUS NP26	1,970.311	8.07	15,900
ING MAP PLUS NP28	2,162.749	8.04	17,388
ING MAP PLUS NP30	129.874	8.02	1,042
Qualified VI	317,074.816	8.09	2,565,135
Qualified XII (0.00)	473.254	9.11	4,311
Qualified XII (0.30)	5,038.987	9.01	45,401
Qualified XII (0.40)	37,402.584	8.98	335,875
Qualified XII (0.50)	1,451,599.398	8.94	12,977,299
Qualified XII (0.55)	10,302.945	8.92	91,902
Qualified XII (0.60)	2,285.451	8.91	20,363
Qualified XII (0.65)	4,230.537	8.89	37,609
Qualified XII (0.70)	2,854.719	8.87	25,321
Qualified XII (0.75)	36,395.589	8.86	322,465
Qualified XII (0.80)	99,367.169	8.84	878,406
Qualified XII (0.85)	244,524.813	8.82	2,156,709
Qualified XII (0.90)	8,206.117	8.81	72,296
Qualified XII (0.95)	36,163.362	8.79	317,876
Qualified XII (1.00)	144,061.090	8.77	1,263,416
Qualified XII (1.05)	4,241.229	8.76	37,153

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service
Class (continued)
Qualified XII (1.10)	4,636.540	$ 8.74	$ 40,523
Qualified XII (1.15)	3,188.958	8.72	27,808
Qualified XII (1.20)	546.367	8.71	4,759
Qualified XII (1.25)	6,209.948	8.69	53,964
Qualified XII (1.30)	665.324	8.67	5,768
Qualified XII (1.40)	198.307	8.64	1,713
Qualified XIII	579.953	8.15	4,727
Qualified XV	16,414.081	8.15	133,775
Qualified XVI	3,008.783	8.03	24,161
Qualified XVII	115.384	8.09	933
Qualified XXI	2,623.048	8.18	21,457
Qualified XXVI	24.353	8.16	199
Qualified XXXVIII	1,201.769	7.98	9,590
Qualified XLIII	1,383.952	8.21	11,362
Qualified LIV	5,071.110	8.18	41,482
Qualified LVI	7,155.033	8.30	59,387
	2,467,367.432		$ 21,675,049
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	20,410.423	$ 19.86	$ 405,351

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	970,195.667	$ 20.75	$ 20,131,560
Qualified XXVIII	982,515.640	20.78	20,416,675
	1,952,711.307		$ 40,548,235
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,766.922	$ 23.81	$ 42,070
ING Custom Choice 65	1,734.237	25.09	43,512
ING MAP PLUS NP1	49,309.900	16.01	789,452
ING MAP PLUS NP9	17,642.947	15.71	277,171
ING MAP PLUS NP11	7,475.275	15.64	116,913
ING MAP PLUS NP12	3,131.260	15.60	48,848
ING MAP PLUS NP14	1,837.751	15.53	28,540
ING MAP PLUS NP15	4,647.485	15.49	71,990
ING MAP PLUS NP17	1,436.778	15.42	22,155
ING MAP PLUS NP18	2,932.029	15.38	45,095
ING MAP PLUS NP23	5,530.326	15.20	84,061
ING MAP PLUS NP24	241.707	15.17	3,667
ING MAP PLUS NP25	5,985.778	15.13	90,565
ING MAP PLUS NP26	5,364.858	15.10	81,009
ING MAP PLUS NP28	1,329.215	15.03	19,978
ING MAP PLUS NP30	58.733	14.96	879
Qualified VI	604,172.298	23.81	14,385,342
Qualified XII (0.10)	55.793	25.42	1,418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.25)	162.664	$ 25.21	$ 4,101
Qualified XII (0.30)	7,788.436	25.13	195,723
Qualified XII (0.40)	20,135.090	24.99	503,176
Qualified XII (0.50)	25,791.244	24.85	640,912
Qualified XII (0.55)	13,115.347	24.78	324,998
Qualified XII (0.60)	9,875.927	24.71	244,034
Qualified XII (0.65)	64,483.537	24.64	1,588,874
Qualified XII (0.70)	12,101.062	24.57	297,323
Qualified XII (0.75)	10,438.493	24.50	255,743
Qualified XII (0.80)	33,473.521	24.43	817,758
Qualified XII (0.85)	84,289.589	24.36	2,053,294
Qualified XII (0.90)	13,436.384	24.29	326,370
Qualified XII (0.95)	90,075.191	24.22	2,181,621
Qualified XII (1.00)	189,756.692	24.15	4,582,624
Qualified XII (1.05)	8,374.161	24.09	201,734
Qualified XII (1.10)	18,550.870	24.02	445,592
Qualified XII (1.15)	15,884.010	23.95	380,422
Qualified XII (1.20)	3,028.410	23.88	72,318
Qualified XII (1.25)	35,794.829	23.81	852,275
Qualified XII (1.40)	1,668.751	23.61	39,399
Qualified XII (1.45)	522.732	23.55	12,310
Qualified XII (1.50)	581.103	23.48	13,644
Qualified XIII	2,890.725	24.22	70,013
Qualified XV	2,729.981	24.22	66,120
Qualified XVI	15,542.614	23.48	364,941
Qualified XVII	791.075	23.81	18,835
Qualified XXVI	4,023.289	24.29	97,726
Qualified XXXIV	3,001.848	9.94	29,838
Qualified XXXVIII	3,561.234	10.13	36,075
Qualified XLIII	1,844.572	9.95	18,353
Qualified LIV	5,263.646	24.72	130,117
Qualified LVI	27,761.453	25.27	701,532
	1,441,391.772		$ 33,720,460
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP14	8,976.228	$ 13.22	$ 118,666
Qualified VI	105,682.033	13.75	1,453,128
Qualified XII (0.00)	21,176.734	14.76	312,569
Qualified XII (0.30)	1,041.886	14.51	15,118
Qualified XII (0.35)	2,561.225	14.47	37,061
Qualified XII (0.40)	4,622.967	14.43	66,709
Qualified XII (0.50)	130,889.883	14.35	1,878,270
Qualified XII (0.55)	1,814.654	14.31	25,968
Qualified XII (0.60)	3,321.751	14.27	47,401
Qualified XII (0.65)	15,759.365	14.23	224,256
Qualified XII (0.70)	1,238.381	14.19	17,573
Qualified XII (0.75)	6,007.131	14.15	85,001

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class (continued)
Qualified XII (0.80)	12,132.664	$ 14.11	$ 171,192
Qualified XII (0.85)	17,863.762	14.07	251,343
Qualified XII (0.90)	721.058	14.03	10,116
Qualified XII (0.95)	44,617.656	13.99	624,201
Qualified XII (1.00)	52,307.073	13.95	729,684
Qualified XII (1.05)	1,526.792	13.91	21,238
Qualified XII (1.10)	4,130.916	13.87	57,296
Qualified XII (1.15)	3,031.796	13.83	41,930
Qualified XII (1.20)	391.530	13.79	5,399
Qualified XII (1.25)	8,684.133	13.75	119,407
Qualified XII (1.40)	2,139.910	13.63	29,167
Qualified XII (1.45)	280.946	13.60	3,821
Qualified XII (1.50)	82.573	13.56	1,120
Qualified XV	304.149	13.99	4,255
Qualified XVI	5,977.280	13.56	81,052
Qualified XXXIV	1.476	10.41	15
Qualified XXXVIII	1,662.841	10.60	17,626
Qualified LIV	4,691.314	14.27	66,945
Qualified LVI	2,521.620	14.59	36,790
	466,161.727		$ 6,554,317
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	1,220.209	$ 15.29	$ 18,657
Qualified XII (0.50)	216,153.306	14.96	3,233,653
	217,373.515		$ 3,252,310
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Currently payable annuity contracts:	115,974.043	$9.22 to $9.66	$ 1,118,854
Contracts in accumulation period:
ING Custom Choice 62	1,860.369	9.53	17,729
ING Custom Choice 65	8,992.601	9.93	89,297
ING MAP PLUS NP4	113.715	9.97	1,134
ING MAP PLUS NP11	2,266.113	9.80	22,208
ING MAP PLUS NP12	334.901	9.78	3,275
ING MAP PLUS NP13	5,244.865	9.76	51,190
ING MAP PLUS NP15	20,172.210	9.71	195,872
ING MAP PLUS NP17	6,730.981	9.67	65,089
ING MAP PLUS NP18	2,716.665	9.64	26,189
ING MAP PLUS NP20	1,819.057	9.60	17,463
ING MAP PLUS NP21	4,165.588	9.58	39,906
ING MAP PLUS NP23	4,295.618	9.53	40,937
ING MAP PLUS NP25	755.788	9.49	7,172
ING MAP PLUS NP26	135.616	9.47	1,284
ING MAP PLUS NP28	4,757.585	9.42	44,816
ING MAP PLUS NP35	1.342	9.27	12
Qualified V	2,107.591	9.46	19,938
Qualified VI	2,313,133.888	9.53	22,044,166
Qualified VIII	1,897.367	9.53	18,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio -
Institutional Class (continued)
Qualified X (1.15)	108,378.547	$ 9.58	$ 1,038,266
Qualified X (1.25)	353,492.749	9.53	3,368,786
Qualified XII (0.00)	24.757	10.11	250
Qualified XII (0.25)	321,591.092	9.99	3,212,695
Qualified XII (0.30)	324,800.757	9.96	3,235,016
Qualified XII (0.40)	70,871.395	9.92	703,044
Qualified XII (0.50)	288,966.615	9.87	2,852,100
Qualified XII (0.55)	108,563.013	9.85	1,069,346
Qualified XII (0.60)	65,790.355	9.83	646,719
Qualified XII (0.65)	1,173,234.552	9.80	11,497,699
Qualified XII (0.70)	87,997.004	9.78	860,611
Qualified XII (0.75)	344,850.496	9.76	3,365,741
Qualified XII (0.80)	110,206.251	9.73	1,072,307
Qualified XII (0.85)	628,547.664	9.71	6,103,198
Qualified XII (0.90)	24,660.614	9.69	238,961
Qualified XII (0.95)	508,049.785	9.67	4,912,841
Qualified XII (1.00)	1,387,620.291	9.64	13,376,660
Qualified XII (1.05)	61,286.637	9.62	589,577
Qualified XII (1.10)	74,170.397	9.60	712,036
Qualified XII (1.15)	34,632.352	9.58	331,778
Qualified XII (1.20)	19,741.693	9.55	188,533
Qualified XII (1.25)	190,209.486	9.53	1,812,696
Qualified XII (1.30)	1,660.657	9.51	15,793
Qualified XII (1.35)	516.187	9.49	4,899
Qualified XII (1.40)	13,339.759	9.46	126,194
Qualified XII (1.45)	9,050.803	9.44	85,440
Qualified XII (1.50)	11,229.145	9.42	105,779
Qualified XIII	614.362	9.67	5,941
Qualified XV	30,649.466	9.67	296,380
Qualified XVI	99,650.047	9.42	938,703
Qualified XVII	627.549	9.53	5,981
Qualified XVIII	11,800.612	9.64	113,758
Qualified XXVI	3,006.901	9.69	29,137
Qualified XXXII	441.031	9.53	4,203
Qualified XXXIV	10,140.452	8.50	86,194
Qualified XXXVIII	15,473.797	8.66	134,003
Qualified XLIII	4,471.062	8.51	38,049
Qualified LIV	74,202.933	9.79	726,447
Qualified LVI	78,083.872	10.00	780,839
	9,150,121.040		$ 88,511,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP9	52,228.626	$ 9.77	$ 510,274
ING MAP PLUS NP12	23,640.248	9.70	229,310
ING MAP PLUS NP15	2,724.359	9.63	26,236
ING MAP PLUS NP22	3,969.429	9.47	37,590
ING MAP PLUS NP23	201.917	9.45	1,908
ING MAP PLUS NP30	144.138	9.30	1,340
	82,908.717		$ 806,658
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 65	1,840.287	$ 10.18	$ 18,734
Qualified VI	196,359.570	9.94	1,951,814
Qualified VIII	1,026.744	9.94	10,206
Qualified X (1.15)	6,112.870	9.97	60,945
Qualified X (1.25)	32,164.672	9.94	319,717
Qualified XII (0.00)	167.088	10.29	1,719
Qualified XII (0.30)	6,261.639	10.20	63,869
Qualified XII (0.40)	11,879.163	10.18	120,930
Qualified XII (0.50)	83,739.723	10.15	849,958
Qualified XII (0.55)	5,942.113	10.14	60,253
Qualified XII (0.60)	6,189.407	10.12	62,637
Qualified XII (0.65)	42,696.843	10.11	431,665
Qualified XII (0.70)	13,966.566	10.09	140,923
Qualified XII (0.75)	27,934.231	10.08	281,577
Qualified XII (0.80)	4,010.658	10.07	40,387
Qualified XII (0.85)	30,328.160	10.05	304,798
Qualified XII (0.90)	1,866.716	10.04	18,742
Qualified XII (0.95)	22,533.140	10.02	225,782
Qualified XII (1.00)	97,017.179	10.01	971,142
Qualified XII (1.05)	1,469.581	10.00	14,696
Qualified XII (1.10)	7,715.957	9.98	77,005
Qualified XII (1.15)	9,503.308	9.97	94,748
Qualified XII (1.20)	1,880.539	9.96	18,730
Qualified XII (1.25)	16,862.382	9.94	167,612
Qualified XII (1.30)	54.756	9.93	544
Qualified XII (1.40)	669.058	9.90	6,624
Qualified XII (1.45)	1,027.007	9.89	10,157
Qualified XV	2,787.154	10.02	27,927
Qualified XVI	3,999.520	9.87	39,475
Qualified XVIII	2,619.500	9.94	26,038
Qualified XXVII	266,785.092	9.82	2,619,830
Qualified XXXII	333.470	9.94	3,315
Qualified XXXIV	1,142.270	10.10	11,537
Qualified XXXVIII	3,501.429	10.29	36,030
Qualified XLIII	26.996	10.11	273
Qualified LIV	1,300.446	10.07	13,095
Qualified LVI	7,304.384	10.22	74,651
	921,019.618		$ 9,178,085

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	21,476.538	$ 12.51	$ 268,671
ING MAP PLUS NP11	948.017	12.27	11,632
ING MAP PLUS NP12	3,599.123	12.23	44,017
ING MAP PLUS NP14	3,931.512	12.16	47,807
ING MAP PLUS NP17	919.301	12.06	11,087
ING MAP PLUS NP19	0.328	11.99	4
ING MAP PLUS NP20	2,945.126	11.96	35,224
ING MAP PLUS NP23	3,684.267	11.86	43,695
ING MAP PLUS NP26	1,444.557	11.76	16,988
Qualified XII (0.60)	568.941	12.27	6,981
Qualified XII (0.75)	64.329	12.16	782
Qualified XII (1.25)	19.794	11.82	234
Qualified XXXV	3,458.082	10.12	34,996
	43,059.915		$ 522,118
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	9,211.856	$ 8.77	$ 80,788

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	491.851	$ 13.80	$ 6,788
ING Custom Choice 65	106.058	14.54	1,542
ING MAP PLUS NP11	4,105.794	14.32	58,795
ING MAP PLUS NP12	174.917	14.28	2,498
ING MAP PLUS NP13	560.603	14.24	7,983
ING MAP PLUS NP15	1,016.423	14.16	14,393
ING MAP PLUS NP17	3,387.658	14.08	47,698
ING MAP PLUS NP18	531.899	14.04	7,468
ING MAP PLUS NP23	378.674	13.84	5,241
Qualified VI	183,661.339	13.80	2,534,526
Qualified XII (0.00)	121.662	14.82	1,803
Qualified XII (0.10)	22.254	14.73	328
Qualified XII (0.30)	2,869.715	14.57	41,812
Qualified XII (0.40)	9,918.722	14.48	143,623
Qualified XII (0.50)	37,236.153	14.40	536,201
Qualified XII (0.55)	465.831	14.36	6,689
Qualified XII (0.60)	4,851.798	14.32	69,478
Qualified XII (0.65)	22,442.265	14.28	320,476
Qualified XII (0.70)	4,033.711	14.24	57,440
Qualified XII (0.75)	25,850.707	14.20	367,080
Qualified XII (0.80)	31,202.079	14.16	441,821
Qualified XII (0.85)	46,122.136	14.12	651,245
Qualified XII (0.90)	5,779.629	14.08	81,377
Qualified XII (0.95)	32,147.515	14.04	451,351
Qualified XII (1.00)	103,600.837	14.00	1,450,412
Qualified XII (1.05)	950.112	13.96	13,264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
Qualified XII (1.10)	11,177.641	$ 13.92	$ 155,593
Qualified XII (1.15)	7,418.960	13.88	102,975
Qualified XII (1.20)	992.402	13.84	13,735
Qualified XII (1.25)	9,136.635	13.80	126,086
Qualified XII (1.30)	13.064	13.76	180
Qualified XII (1.40)	1,064.456	13.69	14,572
Qualified XV	1,240.375	14.04	17,415
Qualified XVI	5,378.109	13.61	73,196
Qualified XXI	4,680.509	14.16	66,276
Qualified XXVI	267.402	14.08	3,765
Qualified XXXIV	851.776	7.60	6,474
Qualified XXXVIII	475.492	7.75	3,685
Qualified XLIII	470.175	7.61	3,578
Qualified LIV	6,983.334	14.33	100,071
Qualified LVI	6,340.816	14.65	92,893
	578,521.488		$ 8,101,826
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	93,158.417	$ 11.49	$ 1,070,390

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,029,547.650	$ 10.94	$ 33,143,251
Qualified XXVIII	2,462,627.037	10.95	26,965,766
	5,492,174.687		$ 60,109,017
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,318.149	$ 12.47	$ 41,377
ING MAP PLUS NP1	208.180	13.07	2,721
ING MAP PLUS NP4	6,455.420	12.93	83,469
ING MAP PLUS NP9	43,923.673	12.71	558,270
ING MAP PLUS NP10	910.968	12.67	11,542
ING MAP PLUS NP11	162.571	12.62	2,052
ING MAP PLUS NP12	39,068.792	12.58	491,485
ING MAP PLUS NP15	112.246	12.45	1,397
ING MAP PLUS NP16	100.872	12.41	1,252
ING MAP PLUS NP17	657.037	12.37	8,128
ING MAP PLUS NP18	78.949	12.32	973
ING MAP PLUS NP19	75.168	12.28	923
ING MAP PLUS NP22	3,211.279	12.15	39,017
ING MAP PLUS NP23	4,478.541	12.11	54,235
ING MAP PLUS NP24	10,570.014	12.07	127,580
ING MAP PLUS NP26	1,011.322	11.99	12,126
ING MAP PLUS NP28	6.577	11.90	78
Qualified VI	662,569.817	14.43	9,560,882
Qualified X (1.15)	22,246.248	12.36	274,964
Qualified X (1.25)	69,025.094	12.28	847,628

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service
Class (continued)
Qualified XII (0.25)	8,303.488	$ 15.85	$ 131,610
Qualified XII (0.30)	889.151	15.79	14,040
Qualified XII (0.40)	30,954.760	15.68	485,371
Qualified XII (0.50)	30,649.375	15.54	476,291
Qualified XII (0.55)	3,405.302	15.50	52,782
Qualified XII (0.60)	7,642.082	15.44	117,994
Qualified XII (0.65)	6,790.594	15.38	104,439
Qualified XII (0.70)	20,538.184	15.33	314,850
Qualified XII (0.75)	48,756.959	15.27	744,519
Qualified XII (0.80)	36,512.864	15.19	554,630
Qualified XII (0.85)	125,354.293	15.11	1,894,103
Qualified XII (0.90)	9,402.998	15.07	141,703
Qualified XII (0.95)	166,406.018	15.00	2,496,090
Qualified XII (1.00)	194,257.561	14.94	2,902,208
Qualified XII (1.05)	10,243.077	14.88	152,417
Qualified XII (1.10)	50,745.933	14.83	752,562
Qualified XII (1.15)	20,948.030	14.77	309,402
Qualified XII (1.20)	5,881.859	14.72	86,581
Qualified XII (1.25)	94,522.271	14.66	1,385,696
Qualified XII (1.30)	1,270.383	14.61	18,560
Qualified XII (1.35)	146.276	14.55	2,128
Qualified XII (1.40)	3,341.963	14.50	48,458
Qualified XII (1.45)	3,320.822	14.45	47,986
Qualified XII (1.50)	587.156	14.39	8,449
Qualified XV	649.230	14.17	9,200
Qualified XVI	16,270.919	14.15	230,234
Qualified XVII	3,391.503	13.85	46,972
Qualified XVIII	1,584.453	12.48	19,774
Qualified XXVI	409.477	14.22	5,823
Qualified XXXII	674.485	12.28	8,283
Qualified XXXIV	487.299	9.70	4,727
Qualified XXXVIII	7,848.180	9.88	77,540
Qualified XLIII	1,738.923	9.70	16,868
Qualified LIV	2,328.098	11.86	27,611
Qualified LVI	10,221.453	12.12	123,884
	1,794,666.336		$ 25,933,884

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	824.124	$ 16.79	$ 13,837
ING Custom Choice 65	5,642.365	17.69	99,813
Qualified VI	745,866.730	16.79	12,523,102
Qualified XII (0.00)	62.270	18.03	1,123
Qualified XII (0.10)	24.122	17.93	433
Qualified XII (0.25)	6,811.140	17.77	121,034
Qualified XII (0.30)	7,793.652	17.72	138,104
Qualified XII (0.40)	26,935.030	17.62	474,595
Qualified XII (0.50)	278,030.995	17.52	4,871,103
Qualified XII (0.55)	6,107.564	17.47	106,699
Qualified XII (0.60)	10,533.099	17.42	183,487
Qualified XII (0.65)	29,992.708	17.38	521,273
Qualified XII (0.70)	13,702.359	17.33	237,462
Qualified XII (0.75)	69,788.789	17.28	1,205,950
Qualified XII (0.80)	50,371.072	17.23	867,894
Qualified XII (0.85)	124,326.202	17.18	2,135,924
Qualified XII (0.90)	16,381.601	17.13	280,617
Qualified XII (0.95)	123,168.407	17.08	2,103,716
Qualified XII (1.00)	508,813.025	17.03	8,665,086
Qualified XII (1.05)	10,445.699	16.99	177,472
Qualified XII (1.10)	15,788.449	16.94	267,456
Qualified XII (1.15)	21,894.073	16.89	369,791
Qualified XII (1.20)	8,178.608	16.84	137,728
Qualified XII (1.25)	43,202.570	16.79	725,371
Qualified XII (1.30)	2,550.875	16.75	42,727
Qualified XII (1.40)	2,828.725	16.65	47,098
Qualified XII (1.45)	570.858	16.60	9,476
Qualified XII (1.50)	621.447	16.56	10,291
Qualified XIII	1,009.089	17.08	17,235
Qualified XV	3,067.475	17.08	52,392
Qualified XVI	20,774.884	16.56	344,032
Qualified XVII	1,411.484	16.79	23,699
Qualified XXI	19,098.187	17.23	329,062
Qualified XXVI	1,511.694	17.13	25,895
Qualified XXXIV	1,651.083	9.35	15,438
Qualified XXXVIII	6,885.489	9.53	65,619
Qualified XLIII	4,975.270	9.36	46,569
Qualified LIV	3,319.218	17.43	57,854
Qualified LVI	24,108.311	17.82	429,610
	2,219,068.742		$ 37,746,067
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	301,911.752	$ 13.96	$ 4,214,688
Qualified XXVIII	189,108.800	13.98	2,643,741
	491,020.552		$ 6,858,429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,142.261	$ 14.59	$ 104,206
ING Custom Choice 65	738.707	15.37	11,354
ING MAP PLUS NP3	585.830	14.37	8,418
ING MAP PLUS NP4	2,371.773	14.34	34,011
ING MAP PLUS NP6	7,072.074	14.27	100,918
ING MAP PLUS NP8	1,046.714	14.20	14,863
ING MAP PLUS NP9	12,322.577	14.17	174,611
ING MAP PLUS NP11	8,946.631	14.10	126,148
ING MAP PLUS NP12	11,202.247	14.07	157,616
ING MAP PLUS NP14	436.967	14.01	6,122
ING MAP PLUS NP15	779.756	13.97	10,893
ING MAP PLUS NP16	470.142	13.94	6,554
ING MAP PLUS NP17	1,549.139	13.91	21,549
ING MAP PLUS NP18	81.682	13.88	1,134
ING MAP PLUS NP22	3,428.476	13.75	47,142
ING MAP PLUS NP26	2,671.979	13.62	36,392
ING MAP PLUS NP28	388.007	13.55	5,258
Qualified VI	466,290.984	14.59	6,803,185
Qualified XII (0.00)	1,225.701	15.66	19,194
Qualified XII (0.05)	3,267.322	15.66	51,166
Qualified XII (0.30)	6,048.792	15.40	93,151
Qualified XII (0.35)	793.841	15.36	12,193
Qualified XII (0.40)	30,493.556	15.31	466,856
Qualified XII (0.50)	274,896.972	15.23	4,186,681
Qualified XII (0.55)	8,626.693	15.18	130,953
Qualified XII (0.60)	19,844.949	15.14	300,453
Qualified XII (0.65)	45,392.664	15.10	685,429
Qualified XII (0.70)	19,877.444	15.05	299,156
Qualified XII (0.75)	41,094.264	15.01	616,825
Qualified XII (0.80)	18,855.226	14.97	282,263
Qualified XII (0.85)	63,763.191	14.93	951,984
Qualified XII (0.90)	2,643.692	14.88	39,338
Qualified XII (0.95)	56,297.282	14.84	835,452
Qualified XII (1.00)	161,479.328	14.80	2,389,894
Qualified XII (1.05)	5,596.127	14.76	82,599
Qualified XII (1.10)	9,997.108	14.72	147,157
Qualified XII (1.15)	7,144.559	14.67	104,811
Qualified XII (1.20)	4,282.082	14.63	62,647
Qualified XII (1.25)	27,142.241	14.59	396,005
Qualified XII (1.40)	3,336.764	14.47	48,283
Qualified XII (1.45)	1,034.245	14.43	14,924
Qualified XII (1.50)	792.537	14.39	11,405
Qualified XIII	1,473.832	14.84	21,872
Qualified XV	3,620.501	14.84	53,728
Qualified XVI	9,431.561	14.39	135,720
Qualified XVII	340.785	14.59	4,972

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service
Class (continued)
Qualified XXI	11,301.659	$ 14.97	$ 169,186
Qualified XXVI	4.239	14.88	63
Qualified XXXIV	543.131	12.89	7,001
Qualified XXXVIII	3,888.385	13.13	51,054
Qualified XLIII	1,327.125	12.90	17,120
Qualified LIV	7,152.086	15.15	108,354
Qualified LVI	16,457.585	15.48	254,763
	1,396,993.415		$ 20,723,026
ING Pioneer Equity Income Portfolio - Institutional Class
Currently payable annuity contracts:	266,004.641	$8.02 to $8.39	$ 2,228,161
Contracts in accumulation period:
ING Custom Choice 62	10,244.495	8.25	84,517
ING Custom Choice 65	770.409	8.59	6,618
ING MAP PLUS NP1	127,609.279	8.66	1,105,096
ING MAP PLUS NP6	28,050.688	8.56	240,114
ING MAP PLUS NP8	123,748.223	8.52	1,054,335
ING MAP PLUS NP9	6,311.972	8.50	53,652
ING MAP PLUS NP11	5,218.517	8.46	44,149
ING MAP PLUS NP14	30,151.514	8.40	253,273
ING MAP PLUS NP15	10,527.846	8.38	88,223
ING MAP PLUS NP17	10,610.860	8.34	88,495
ING MAP PLUS NP19	1,424.173	8.30	11,821
ING MAP PLUS NP20	12,309.022	8.28	101,919
ING MAP PLUS NP22	3,322.894	8.24	27,381
ING MAP PLUS NP23	655.482	8.22	5,388
ING MAP PLUS NP24	344.879	8.20	2,828
ING MAP PLUS NP25	16,377.455	8.18	133,968
ING MAP PLUS NP26	5,215.786	8.17	42,613
ING MAP PLUS NP28	312.330	8.13	2,539
ING MAP PLUS NP30	746.410	8.09	6,038
ING MAP PLUS NP32	34.842	8.05	280
Qualified VI	3,189,588.459	8.25	26,314,105
Qualified VIII	1,841.258	8.25	15,190
Qualified X (1.15)	102,662.016	8.29	851,068
Qualified X (1.25)	169,415.896	8.25	1,397,681
Qualified XII (0.00)	2,357.538	8.75	20,628
Qualified XII (0.10)	154.969	8.70	1,348
Qualified XII (0.20)	454.072	8.66	3,932
Qualified XII (0.25)	364,387.351	8.64	3,148,307
Qualified XII (0.30)	223,254.386	8.62	1,924,453
Qualified XII (0.35)	1,753.806	8.60	15,083
Qualified XII (0.40)	280,007.183	8.58	2,402,462
Qualified XII (0.50)	1,059,935.813	8.54	9,051,852
Qualified XII (0.55)	279,639.511	8.52	2,382,529
Qualified XII (0.60)	26,086.976	8.50	221,739
Qualified XII (0.65)	268,240.175	8.48	2,274,677
Qualified XII (0.70)	129,659.589	8.46	1,096,920

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.75)	548,433.506	$ 8.44	$ 4,628,779
Qualified XII (0.80)	661,703.171	8.42	5,571,541
Qualified XII (0.85)	796,574.552	8.40	6,691,226
Qualified XII (0.90)	144,295.825	8.38	1,209,199
Qualified XII (0.95)	646,827.712	8.37	5,413,948
Qualified XII (1.00)	2,461,576.817	8.35	20,554,166
Qualified XII (1.05)	41,424.994	8.33	345,070
Qualified XII (1.10)	132,040.768	8.31	1,097,259
Qualified XII (1.15)	137,361.489	8.29	1,138,727
Qualified XII (1.20)	10,651.197	8.27	88,085
Qualified XII (1.25)	135,255.373	8.25	1,115,857
Qualified XII (1.30)	5,924.061	8.23	48,755
Qualified XII (1.35)	33.764	8.21	277
Qualified XII (1.40)	13,667.647	8.19	111,938
Qualified XII (1.45)	2,948.958	8.17	24,093
Qualified XII (1.50)	2,287.811	8.15	18,646
Qualified XV	2,465.989	8.37	20,640
Qualified XVI	57,739.533	8.15	470,577
Qualified XVII	2,006.080	8.25	16,550
Qualified XVIII	14,270.514	8.35	119,159
Qualified XXI	51,458.885	8.42	433,284
Qualified XXVI	1,079.143	8.38	9,043
Qualified XXVII	3,320,696.704	8.34	27,694,611
Qualified XXXII	6,416.758	8.25	52,938
Qualified XXXIII (0.65)	140,634.544	8.48	1,192,581
Qualified XXXIV	4,278.552	8.90	38,079
Qualified XXXVIII	11,928.719	9.06	108,074
Qualified XLIII	5,644.948	8.90	50,240
Qualified LIV	275,985.189	8.47	2,337,595
Qualified LVI	37,345.367	8.66	323,411
	16,432,389.285		$ 137,627,730
ING Pioneer Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP20	342.529	$ 8.26	$ 2,829

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	22,413.272	$9.77 to $11.5	$ 252,496
Contracts in accumulation period:
ING Custom Choice 62	1,362.238	10.23	13,936
ING MAP PLUS NP1	103,507.661	10.74	1,111,672
ING MAP PLUS NP8	19,921.675	10.56	210,373
ING MAP PLUS NP9	14,516.491	10.54	153,004
ING MAP PLUS NP11	3,632.135	10.49	38,101
ING MAP PLUS NP12	16,211.020	10.46	169,567
ING MAP PLUS NP13	333.215	10.44	3,479
ING MAP PLUS NP14	20,383.728	10.41	212,195
ING MAP PLUS NP15	772.812	10.39	8,030

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional
Class (continued)
ING MAP PLUS NP17	1,164.708	$ 10.34	$ 12,043
ING MAP PLUS NP18	6,135.239	10.32	63,316
ING MAP PLUS NP21	753.589	10.25	7,724
ING MAP PLUS NP22	80.431	10.22	822
ING MAP PLUS NP24	914.149	10.17	9,297
ING MAP PLUS NP26	1,767.549	10.13	17,905
ING MAP PLUS NP28	9.423	10.08	95
Qualified VI	280,120.840	10.23	2,865,636
Qualified VIII	438.746	10.23	4,488
Qualified X (1.15)	60,012.742	10.28	616,931
Qualified X (1.25)	43,749.885	10.23	447,561
Qualified XII (0.00)	594.478	10.85	6,450
Qualified XII (0.05)	180,243.971	10.85	1,955,647
Qualified XII (0.20)	1,236.259	10.75	13,290
Qualified XII (0.25)	3,534.337	10.73	37,923
Qualified XII (0.30)	47,153.164	10.70	504,539
Qualified XII (0.40)	10,708.268	10.65	114,043
Qualified XII (0.50)	103,763.680	10.60	1,099,895
Qualified XII (0.55)	32,356.723	10.58	342,334
Qualified XII (0.60)	5,459.725	10.55	57,600
Qualified XII (0.65)	575,912.084	10.53	6,064,354
Qualified XII (0.70)	13,629.549	10.50	143,110
Qualified XII (0.75)	46,556.826	10.48	487,916
Qualified XII (0.80)	30,114.909	10.45	314,701
Qualified XII (0.85)	65,448.397	10.43	682,627
Qualified XII (0.90)	4,253.806	10.40	44,240
Qualified XII (0.95)	77,965.684	10.38	809,284
Qualified XII (1.00)	68,157.023	10.36	706,107
Qualified XII (1.05)	5,924.193	10.33	61,197
Qualified XII (1.10)	11,270.393	10.31	116,198
Qualified XII (1.15)	22,544.766	10.28	231,760
Qualified XII (1.20)	4,501.934	10.26	46,190
Qualified XII (1.25)	18,269.217	10.23	186,894
Qualified XII (1.30)	14.177	10.21	145
Qualified XII (1.40)	805.535	10.16	8,184
Qualified XII (1.45)	379.309	10.14	3,846
Qualified XV	128.503	10.38	1,334
Qualified XVI	9,689.138	10.12	98,054
Qualified XVIII	924.464	10.36	9,577
Qualified XXI	4,417.398	10.45	46,162
Qualified XXVI	952.121	10.40	9,902
Qualified XXXII	1,337.292	10.23	13,680
Qualified XXXIV	302.786	9.06	2,743
Qualified XXXVIII	4,408.033	9.23	40,686
Qualified LIV	7,757.001	10.51	81,526
Qualified LVI	3,875.808	10.74	41,626
	1,962,792.499		$ 20,602,435

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	20,265.657	$ 10.52	$ 213,195
ING MAP PLUS NP12	39.054	10.43	407
ING MAP PLUS NP15	3,717.330	10.35	38,474
ING MAP PLUS NP17	145.309	10.31	1,498
ING MAP PLUS NP23	66.640	10.16	677
ING MAP PLUS NP24	259.584	10.14	2,632
ING MAP PLUS NP25	1,512.902	10.11	15,295
ING MAP PLUS NP26	2,017.401	10.09	20,356
ING MAP PLUS NP30	345.727	10.00	3,457
Qualified XII (1.00)	17,312.565	10.24	177,281
	45,682.169		$ 473,272
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	106,026.697	$ 10.75	$ 1,139,787
Contracts in accumulation period:
ING Custom Choice 62	2,653.627	10.60	28,128
ING Custom Choice 65	2,965.417	11.04	32,738
ING MAP PLUS NP1	17,454.546	11.12	194,095
ING MAP PLUS NP4	20,061.556	11.04	221,480
ING MAP PLUS NP5	20.270	11.02	223
ING MAP PLUS NP9	33,303.792	10.91	363,344
ING MAP PLUS NP11	16,506.362	10.86	179,259
ING MAP PLUS NP12	6,002.696	10.84	65,069
ING MAP PLUS NP13	410.664	10.81	4,439
ING MAP PLUS NP14	8,687.513	10.79	93,738
ING MAP PLUS NP15	4,364.072	10.76	46,957
ING MAP PLUS NP17	3.903	10.71	42
ING MAP PLUS NP20	87.821	10.64	934
ING MAP PLUS NP21	4,412.949	10.61	46,821
ING MAP PLUS NP22	130.999	10.59	1,387
ING MAP PLUS NP23	198.460	10.56	2,096
ING MAP PLUS NP24	29.457	10.54	310
ING MAP PLUS NP26	4,913.417	10.49	51,542
ING MAP PLUS NP27	1,945.465	10.46	20,350
ING MAP PLUS NP28	958.117	10.44	10,003
ING MAP PLUS NP36	131.434	10.24	1,346
Qualified V	365.917	10.52	3,849
Qualified VI	1,548,859.030	10.60	16,417,906
Qualified X (1.15)	52,055.399	10.65	554,390
Qualified X (1.25)	112,593.789	10.60	1,193,494
Qualified XII (0.00)	19,732.962	11.24	221,798
Qualified XII (0.05)	67,535.927	11.24	759,104
Qualified XII (0.10)	112.748	11.19	1,262
Qualified XII (0.20)	44.398	11.13	494
Qualified XII (0.25)	63,001.152	11.11	699,943
Qualified XII (0.30)	77,393.653	11.08	857,522
Qualified XII (0.40)	47,435.407	11.03	523,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
Qualified XII (0.50)	1,177,529.352	$ 10.98	$ 12,929,272
Qualified XII (0.55)	66,596.962	10.95	729,237
Qualified XII (0.60)	38,736.317	10.93	423,388
Qualified XII (0.65)	576,173.226	10.90	6,280,288
Qualified XII (0.70)	45,712.271	10.88	497,350
Qualified XII (0.75)	300,949.252	10.85	3,265,299
Qualified XII (0.80)	653,395.710	10.83	7,076,276
Qualified XII (0.85)	311,874.620	10.80	3,368,246
Qualified XII (0.90)	42,600.647	10.77	458,809
Qualified XII (0.95)	216,259.070	10.75	2,324,785
Qualified XII (1.00)	1,274,149.853	10.72	13,658,886
Qualified XII (1.05)	28,407.081	10.70	303,956
Qualified XII (1.10)	58,009.076	10.67	618,957
Qualified XII (1.15)	33,883.209	10.65	360,856
Qualified XII (1.20)	6,957.552	10.62	73,889
Qualified XII (1.25)	85,220.001	10.60	903,332
Qualified XII (1.30)	13,104.250	10.57	138,512
Qualified XII (1.35)	219.907	10.55	2,320
Qualified XII (1.40)	17,788.278	10.53	187,311
Qualified XII (1.45)	7,831.270	10.50	82,228
Qualified XII (1.50)	101.171	10.48	1,060
Qualified XIII	199.443	10.75	2,144
Qualified XV	4,540.455	10.75	48,810
Qualified XVI	43,635.709	10.48	457,302
Qualified XVIII	1,485.545	10.72	15,925
Qualified XXVI	13,642.575	10.77	146,931
Qualified XXVII	1,361,430.352	10.65	14,499,233
Qualified XXXII	283.822	10.60	3,009
Qualified XXXIII (0.65)	46,584.395	10.90	507,770
Qualified XXXIV	4,640.561	9.30	43,157
Qualified XXXVIII	7,294.435	9.47	69,078
Qualified XLIII	29.770	9.30	277
Qualified LIV	45,398.414	10.88	493,935
Qualified LVI	22,242.525	11.12	247,337
	8,727,306.692		$ 93,956,228
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	10,596.845	$ 11.07	$ 117,307
ING MAP PLUS NP6	468.373	10.94	5,124
ING MAP PLUS NP9	3,441.229	10.87	37,406
ING MAP PLUS NP11	4,906.253	10.82	53,086
ING MAP PLUS NP12	1,220.371	10.79	13,168
ING MAP PLUS NP14	1,160.252	10.74	12,461
ING MAP PLUS NP16	132.849	10.69	1,420
ING MAP PLUS NP17	2,534.770	10.67	27,046
ING MAP PLUS NP22	57.514	10.54	606
ING MAP PLUS NP23	1,674.484	10.52	17,616

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP25	3,714.337	$ 10.47	$ 38,889
ING MAP PLUS NP26	159.353	10.44	1,664
ING MAP PLUS NP27	2,882.795	10.42	30,039
ING MAP PLUS NP29	897.285	10.37	9,305
ING MAP PLUS NP30	2,215.809	10.35	22,934
ING MAP PLUS NP32	197.528	10.30	2,035
	36,260.047		$ 390,106
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	70,887.894	$ 13.54	$ 959,822
ING MAP PLUS NP1	162,021.062	14.45	2,341,204
ING MAP PLUS NP6	17,278.124	14.25	246,213
ING MAP PLUS NP8	79,238.239	14.17	1,122,806
ING MAP PLUS NP9	40,501.147	14.13	572,281
ING MAP PLUS NP11	73,081.046	14.05	1,026,789
ING MAP PLUS NP12	25,751.662	14.01	360,781
ING MAP PLUS NP13	778.811	13.97	10,880
ING MAP PLUS NP14	34,176.360	13.93	476,077
ING MAP PLUS NP15	39,438.515	13.89	547,801
ING MAP PLUS NP16	4,126.932	13.85	57,158
ING MAP PLUS NP17	136,493.528	13.81	1,884,976
ING MAP PLUS NP18	24,449.212	13.77	336,666
ING MAP PLUS NP19	99.630	13.73	1,368
ING MAP PLUS NP20	40,890.154	13.69	559,786
ING MAP PLUS NP21	1,609.445	13.65	21,969
ING MAP PLUS NP22	2,146.303	13.61	29,211
ING MAP PLUS NP23	6,556.239	13.58	89,034
ING MAP PLUS NP24	4,006.044	13.54	54,242
ING MAP PLUS NP25	9,351.913	13.50	126,251
ING MAP PLUS NP26	17,832.803	13.46	240,030
ING MAP PLUS NP27	7,389.113	13.42	99,162
ING MAP PLUS NP28	7,975.421	13.38	106,711
ING MAP PLUS NP30	409.769	13.31	5,454
Qualified V	3,964.907	13.41	53,169
Qualified VI	6,299,475.154	13.54	85,294,894
Qualified VIII	2,313.741	13.53	31,305
Qualified XII (0.00)	4,989.904	14.53	72,503
Qualified XII (0.10)	83.257	14.45	1,203
Qualified XII (0.25)	211,021.814	14.33	3,023,943
Qualified XII (0.30)	46,121.150	14.29	659,071
Qualified XII (0.35)	5,447.526	14.25	77,627
Qualified XII (0.40)	230,029.514	14.21	3,268,719
Qualified XII (0.50)	5,529,760.616	14.13	78,135,518
Qualified XII (0.55)	395,718.666	14.09	5,575,676
Qualified XII (0.60)	39,730.029	14.05	558,207
Qualified XII (0.65)	239,156.119	14.01	3,350,577
Qualified XII (0.70)	75,997.182	13.97	1,061,681

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Qualified XII (0.75)	2,599,970.095	$ 13.93	$ 36,217,583
Qualified XII (0.80)	477,101.366	13.89	6,626,938
Qualified XII (0.85)	1,878,982.583	13.85	26,023,909
Qualified XII (0.90)	146,178.597	13.81	2,018,726
Qualified XII (0.95)	993,634.121	13.77	13,682,342
Qualified XII (1.00)	4,003,046.533	13.73	54,961,829
Qualified XII (1.05)	64,207.642	13.69	879,003
Qualified XII (1.10)	134,411.785	13.65	1,834,721
Qualified XII (1.15)	154,830.533	13.61	2,107,244
Qualified XII (1.20)	56,979.836	13.58	773,786
Qualified XII (1.25)	548,216.928	13.54	7,422,857
Qualified XII (1.30)	869.527	13.50	11,739
Qualified XII (1.35)	412.429	13.46	5,551
Qualified XII (1.40)	15,180.595	13.42	203,724
Qualified XII (1.45)	6,848.297	13.38	91,630
Qualified XII (1.50)	2,937.104	13.35	39,210
Qualified XIII	864.172	13.77	11,900
Qualified XV	19,646.183	13.77	270,528
Qualified XVI	92,575.178	13.35	1,235,879
Qualified XVII	15,444.326	13.54	209,116
Qualified XXI	58,521.621	13.89	812,865
Qualified XXVI	3,581.957	13.81	49,467
Qualified XXXIV	5,924.450	10.65	63,095
Qualified XXXVIII	65,197.562	10.85	707,394
Qualified XLIII	1,721.190	10.66	18,348
Qualified LIV	218,284.352	14.05	3,066,895
Qualified LVI	73,491.801	14.36	1,055,342
	25,529,359.708		$ 352,842,386
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	120,882.985	$ 11.20	$ 1,353,889

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	6,533.978	$ 14.77	$ 96,507
Contracts in accumulation period:
ING Custom Choice 62	8,319.245	12.55	104,407
ING Custom Choice 65	280.483	11.92	3,343
ING MAP PLUS NP1	4,621.233	13.21	61,046
ING MAP PLUS NP4	6,868.515	13.07	89,771
ING MAP PLUS NP6	29,567.525	12.98	383,786
ING MAP PLUS NP8	31,711.562	12.89	408,762
ING MAP PLUS NP9	26,833.836	12.85	344,815
ING MAP PLUS NP10	4,213.819	12.80	53,937
ING MAP PLUS NP11	31,329.673	12.76	399,767
ING MAP PLUS NP12	5,933.424	12.71	75,414
ING MAP PLUS NP13	3.148	12.67	40
ING MAP PLUS NP14	5,251.293	12.63	66,324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
ING MAP PLUS NP15	22,167.245	$ 12.58	$ 278,864
ING MAP PLUS NP16	725.642	12.54	9,100
ING MAP PLUS NP17	13,633.298	12.50	170,416
ING MAP PLUS NP18	1,267.532	12.45	15,781
ING MAP PLUS NP19	1,911.012	12.41	23,716
ING MAP PLUS NP21	18,508.459	12.32	228,024
ING MAP PLUS NP22	251.982	12.28	3,094
ING MAP PLUS NP23	2,864.362	12.24	35,060
ING MAP PLUS NP24	9.640	12.20	118
ING MAP PLUS NP26	5,684.647	12.11	68,841
ING MAP PLUS NP27	1,357.843	12.07	16,389
ING MAP PLUS NP28	11,864.767	12.03	142,733
ING MAP PLUS NP29	10,095.054	11.99	121,040
ING MAP PLUS NP30	1,803.803	11.95	21,555
ING MAP PLUS NP32	54.501	11.86	646
Qualified VI	996,210.116	16.06	15,999,134
Qualified X (1.15)	51,235.326	12.47	638,905
Qualified X (1.25)	109,455.016	12.39	1,356,148
Qualified XII (0.00)	2,000.314	17.67	35,346
Qualified XII (0.05)	208,915.023	17.56	3,668,548
Qualified XII (0.25)	23,084.979	17.34	400,294
Qualified XII (0.30)	16,403.490	17.28	283,452
Qualified XII (0.40)	41,837.872	17.15	717,520
Qualified XII (0.50)	494,773.957	17.00	8,411,157
Qualified XII (0.55)	28,141.801	16.95	477,004
Qualified XII (0.60)	2,867,875.863	16.89	48,438,423
Qualified XII (0.65)	63,971.657	16.83	1,076,643
Qualified XII (0.70)	32,718.274	16.76	548,358
Qualified XII (0.75)	40,794.722	16.70	681,272
Qualified XII (0.80)	63,433.717	16.61	1,053,634
Qualified XII (0.85)	172,680.884	16.53	2,854,415
Qualified XII (0.90)	15,056.566	16.49	248,283
Qualified XII (0.95)	149,772.880	16.40	2,456,275
Qualified XII (1.00)	407,835.790	16.34	6,664,037
Qualified XII (1.05)	9,031.807	16.28	147,038
Qualified XII (1.10)	58,462.890	16.22	948,268
Qualified XII (1.15)	27,944.684	16.16	451,586
Qualified XII (1.20)	17,654.682	16.10	284,240
Qualified XII (1.25)	74,363.481	16.04	1,192,790
Qualified XII (1.30)	339.278	15.98	5,422
Qualified XII (1.35)	379.900	15.92	6,048
Qualified XII (1.40)	7,865.417	15.86	124,746
Qualified XII (1.45)	75.724	15.80	1,196
Qualified XII (1.50)	510.846	15.74	8,041
Qualified XIII	1,370.973	15.45	21,182
Qualified XV	6,157.550	15.45	95,134
Qualified XVI	22,790.735	15.76	359,182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XVII	1,072.268	$ 15.10	$ 16,191
Qualified XVIII	6,262.749	12.59	78,848
Qualified XXI	149,917.186	15.63	2,343,206
Qualified XXVI	2,026.060	15.51	31,424
Qualified XXXIV	10,508.212	8.82	92,682
Qualified XXXVIII	17,804.091	8.98	159,881
Qualified XLIII	4,999.883	8.82	44,099
Qualified LIV	29,341.168	11.74	344,465
Qualified LVI	18,881.767	12.00	226,581
	6,507,627.119		$ 106,214,394
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	25,043.817	$ 14.41	$ 360,881
ING MAP PLUS NP11	295.323	14.34	4,235
ING MAP PLUS NP14	1,515.726	14.24	21,584
ING MAP PLUS NP15	8,173.748	14.21	116,149
ING MAP PLUS NP17	3,249.311	14.14	45,945
ING MAP PLUS NP18	213.692	14.11	3,015
ING MAP PLUS NP19	823.186	14.08	11,590
ING MAP PLUS NP20	10.939	14.05	154
ING MAP PLUS NP21	1,832.086	14.01	25,668
ING MAP PLUS NP22	417.047	13.98	5,830
ING MAP PLUS NP25	3,056.800	13.88	42,428
ING MAP PLUS NP26	1,798.604	13.85	24,911
ING MAP PLUS NP28	20.636	13.78	284
Qualified XII (1.00)	5,143.099	14.11	72,569
	51,594.014		$ 735,243
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	147,525.133	$ 9.26	$ 1,366,083
Qualified VIII	1,071.422	9.26	9,921
Qualified XII (0.30)	2,321.143	9.68	22,469
Qualified XII (0.40)	5,374.197	9.64	51,807
Qualified XII (0.50)	5,758.886	9.59	55,228
Qualified XII (0.55)	1,132.251	9.57	10,836
Qualified XII (0.60)	173.779	9.55	1,660
Qualified XII (0.65)	13,638.122	9.53	129,971
Qualified XII (0.70)	2,070.832	9.50	19,673
Qualified XII (0.75)	9,109.521	9.48	86,358
Qualified XII (0.80)	4,877.142	9.46	46,138
Qualified XII (0.85)	60,870.005	9.44	574,613
Qualified XII (0.90)	1,085.615	9.42	10,226
Qualified XII (0.95)	52,132.606	9.39	489,525
Qualified XII (1.00)	49,193.372	9.37	460,942
Qualified XII (1.05)	201.902	9.35	1,888
Qualified XII (1.10)	3,319.522	9.33	30,971
Qualified XII (1.15)	601.509	9.31	5,600

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class (continued)
Qualified XII (1.20)	1,157.927	$ 9.28	$ 10,746
Qualified XII (1.25)	12,693.880	9.26	117,545
Qualified XII (1.40)	4,583.060	9.20	42,164
Qualified XII (1.45)	2.528	9.18	23
Qualified XV	13.428	9.39	126
Qualified XVI	8,486.374	9.15	77,650
Qualified XXI	2,080.141	9.46	19,678
Qualified XXVI	88.987	9.42	838
Qualified XXXIV	214.485	8.29	1,778
Qualified XXXVIII	1,700.444	8.44	14,352
Qualified LIV	1,877.983	9.51	17,860
Qualified LVI	1,656.607	9.72	16,102
	395,012.803		$ 3,692,771
ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,518.663	$ 11.98	$ 18,194
Qualified XII (0.00)	70,110.882	12.80	897,419
Qualified XII (0.05)	336,051.358	12.78	4,294,736
Qualified XII (0.40)	50,375.006	12.47	628,176
Qualified XII (0.65)	1,060.396	12.26	13,000
Qualified XII (0.75)	2,524.773	12.18	30,752
Qualified XII (0.80)	7,255.430	12.14	88,081
Qualified XII (0.95)	1,907.483	12.02	22,928
Qualified XII (1.00)	2,307.243	11.98	27,641
	473,111.234		$ 6,020,927
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	953.518	$ 11.66	$ 11,118
ING Custom Choice 65	626.531	12.29	7,700
ING MAP PLUS NP14	8,551.263	11.54	98,682
Qualified VI	477,430.605	11.66	5,566,841
Qualified XII (0.00)	82,146.297	12.52	1,028,472
Qualified XII (0.25)	3,261.852	12.35	40,284
Qualified XII (0.30)	5,078.653	12.31	62,518
Qualified XII (0.40)	10,273.100	12.24	125,743
Qualified XII (0.50)	402,373.337	12.17	4,896,884
Qualified XII (0.55)	19,797.446	12.14	240,341
Qualified XII (0.60)	13,725.089	12.10	166,074
Qualified XII (0.65)	55,637.713	12.07	671,547
Qualified XII (0.70)	10,101.579	12.04	121,623
Qualified XII (0.75)	82,934.732	12.00	995,217
Qualified XII (0.80)	18,727.274	11.97	224,165
Qualified XII (0.85)	68,347.174	11.93	815,382
Qualified XII (0.90)	7,703.331	11.90	91,670
Qualified XII (0.95)	88,641.172	11.87	1,052,171
Qualified XII (1.00)	342,284.303	11.83	4,049,223
Qualified XII (1.05)	6,785.725	11.80	80,072

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio - Service
Class (continued)
Qualified XII (1.10)	8,511.344	$ 11.76	$ 100,093
Qualified XII (1.15)	18,517.228	11.73	217,207
Qualified XII (1.20)	3,490.908	11.70	40,844
Qualified XII (1.25)	36,633.607	11.66	427,148
Qualified XII (1.30)	154.298	11.63	1,794
Qualified XII (1.35)	304.598	11.60	3,533
Qualified XII (1.40)	2,573.174	11.57	29,772
Qualified XII (1.45)	268.564	11.53	3,097
Qualified XIII	65.672	11.87	780
Qualified XV	578.511	11.87	6,867
Qualified XVI	11,379.348	11.50	130,862
Qualified XXI	2,139.212	11.97	25,606
Qualified XXVI	462.107	11.90	5,499
Qualified XXXVIII	8,554.233	9.19	78,613
Qualified XLIII	4,424.181	9.03	39,950
Qualified LIV	21,188.179	12.11	256,589
Qualified LVI	4,195.810	12.38	51,944
	1,828,821.668		$ 21,765,925
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	23.756	$ 11.92	$ 283
ING Custom Choice 65	445.877	12.56	5,600
ING MAP PLUS NP6	7,306.853	12.55	91,701
ING MAP PLUS NP9	709.394	12.44	8,825
ING MAP PLUS NP11	3,123.840	12.37	38,642
ING MAP PLUS NP12	13,728.310	12.34	169,407
ING MAP PLUS NP14	6.473	12.27	79
ING MAP PLUS NP15	205.028	12.23	2,507
ING MAP PLUS NP16	922.638	12.20	11,256
ING MAP PLUS NP17	6,460.740	12.16	78,563
ING MAP PLUS NP18	463.538	12.13	5,623
ING MAP PLUS NP19	273.934	12.10	3,315
ING MAP PLUS NP20	634.330	12.06	7,650
ING MAP PLUS NP23	579.533	11.96	6,931
ING MAP PLUS NP25	2,910.878	11.89	34,610
ING MAP PLUS NP26	479.627	11.86	5,688
ING MAP PLUS NP27	189.757	11.82	2,243
Qualified VI	220,208.057	11.92	2,624,880
Qualified XII (0.00)	908.163	12.80	11,624
Qualified XII (0.25)	7,118.585	12.62	89,837
Qualified XII (0.30)	131,654.585	12.59	1,657,531
Qualified XII (0.40)	28,534.483	12.52	357,252
Qualified XII (0.50)	36,285.808	12.44	451,395
Qualified XII (0.55)	4,587.371	12.41	56,929
Qualified XII (0.60)	2,669.399	12.37	33,020
Qualified XII (0.65)	14,236.951	12.34	175,684
Qualified XII (0.70)	9,486.476	12.30	116,684

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo HealthCare Portfolio - Service
Class (continued)
Qualified XII (0.75)	27,669.786	$ 12.27	$ 339,508
Qualified XII (0.80)	16,742.186	12.23	204,757
Qualified XII (0.85)	55,468.525	12.20	676,716
Qualified XII (0.90)	3,115.678	12.16	37,887
Qualified XII (0.95)	31,383.730	12.13	380,685
Qualified XII (1.00)	124,869.491	12.10	1,510,921
Qualified XII (1.05)	5,974.568	12.06	72,053
Qualified XII (1.10)	8,662.758	12.03	104,213
Qualified XII (1.15)	2,897.590	11.99	34,742
Qualified XII (1.20)	1,548.130	11.96	18,516
Qualified XII (1.25)	15,080.308	11.92	179,757
Qualified XII (1.30)	85.851	11.89	1,021
Qualified XII (1.40)	1,473.588	11.82	17,418
Qualified XII (1.45)	63.635	11.79	750
Qualified XII (1.50)	538.757	11.76	6,336
Qualified XV	1,747.237	12.13	21,194
Qualified XVI	5,151.964	11.76	60,587
Qualified XXI	9,110.274	12.23	111,419
Qualified XXVI	27.084	12.16	329
Qualified XXXIV	943.302	8.95	8,443
Qualified XXXVIII	2,402.619	9.11	21,888
Qualified XLIII	27.975	8.95	250
Qualified LIV	2,804.716	12.38	34,722
Qualified LVI	14,515.851	12.65	183,626
	826,459.987		$ 10,075,497
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	336,185.324	$11.07 to $12.73	$ 3,754,022
Contracts in accumulation period:
ING Custom Choice 62	192,718.191	10.89	2,098,701
ING Custom Choice 65	2,562.425	11.45	29,340
ING MAP PLUS NP4	6,128.654	11.32	69,376
ING MAP PLUS NP6	4,206.522	11.25	47,323
ING MAP PLUS NP9	1,577.157	11.13	17,554
ING MAP PLUS NP11	1,261.356	11.05	13,938
ING MAP PLUS NP15	4,138.526	10.90	45,110
ING MAP PLUS NP17	15,760.804	10.83	170,690
ING MAP PLUS NP18	1,047.651	10.79	11,304
ING MAP PLUS NP23	46.770	10.60	496
ING MAP PLUS NP26	3,210.144	10.50	33,707
ING MAP PLUS NP27	2,358.743	10.46	24,672
ING MAP PLUS NP28	1,987.018	10.42	20,705
Qualified I	2,074.333	53.28	110,520
Qualified V	14,592.520	14.74	215,094
Qualified VI	3,155,128.746	15.13	47,737,098
Qualified VII	38,972.178	15.14	590,039
Qualified VIII	3,292.449	14.55	47,905
Qualified IX	602.036	15.47	9,314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified X (1.15)	227,376.440	$ 15.39	$ 3,499,323
Qualified X (1.25)	498,631.438	15.13	7,544,294
Qualified XII (0.00)	16,120.705	14.59	235,201
Qualified XII (0.05)	7,083.046	17.04	120,695
Qualified XII (0.25)	96,671.342	14.14	1,366,933
Qualified XII (0.30)	393,923.666	14.05	5,534,628
Qualified XII (0.35)	43,752.321	13.96	610,782
Qualified XII (0.40)	424,698.620	15.11	6,417,196
Qualified XII (0.45)	334.949	13.78	4,616
Qualified XII (0.50)	1,468,183.931	13.83	20,304,984
Qualified XII (0.55)	410,286.222	13.61	5,583,995
Qualified XII (0.60)	1,809,945.398	13.53	24,488,561
Qualified XII (0.65)	1,446,916.755	13.44	19,446,561
Qualified XII (0.70)	1,072,503.635	13.36	14,328,649
Qualified XII (0.75)	899,210.576	13.27	11,932,524
Qualified XII (0.80)	1,061,434.186	13.36	14,180,761
Qualified XII (0.85)	1,027,800.365	14.34	14,738,657
Qualified XII (0.90)	122,126.866	13.16	1,607,190
Qualified XII (0.95)	647,497.417	14.13	9,149,138
Qualified XII (1.00)	3,172,901.979	14.03	44,515,815
Qualified XII (1.05)	115,872.065	13.93	1,614,098
Qualified XII (1.10)	286,933.268	13.83	3,968,287
Qualified XII (1.15)	125,612.988	13.72	1,723,410
Qualified XII (1.20)	75,577.930	13.62	1,029,371
Qualified XII (1.25)	453,148.129	13.53	6,131,094
Qualified XII (1.30)	12,030.048	13.43	161,564
Qualified XII (1.35)	655.605	13.33	8,739
Qualified XII (1.40)	52,402.103	13.23	693,280
Qualified XII (1.45)	11,457.963	13.14	150,558
Qualified XII (1.50)	1,613.535	13.04	21,040
Qualified XIII	713.085	15.81	11,274
Qualified XV	9,540.887	15.78	150,555
Qualified XVI	103,302.661	14.62	1,510,285
Qualified XVII	100,939.673	15.13	1,527,217
Qualified XVIII	170,155.892	15.13	2,574,459
Qualified XIX	205.765	53.28	10,963
Qualified XX	22,575.826	52.12	1,176,652
Qualified XXI	32,860.565	16.06	527,741
Qualified XXVI	11,041.197	15.92	175,776
Qualified XXVII	627,823.405	57.51	36,106,124
Qualified XXVIII	274,503.135	56.40	15,481,977
Qualified XXIX	1.550	52.12	81
Qualified XXX	40,833.839	50.82	2,075,176
Qualified XXXII	16,143.159	10.86	175,315
Qualified XXXIII (0.65)	116,975.967	11.69	1,367,449
Qualified XXXIV	13,456.431	10.23	137,659
Qualified XXXV	86,980.791	11.25	978,534

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XXXVI	18,612.004	$ 11.81	$ 219,808
Qualified XXXVIII	74,008.065	10.42	771,164
Qualified XLIII	10,901.208	10.23	111,519
Qualified LIV	29,117.304	11.29	328,734
Qualified LVI	85,109.561	11.55	983,015
	21,616,357.008		$ 342,560,329
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	455.430	$ 15.95	$ 7,264
ING MAP PLUS NP17	2,553.451	15.91	40,625
	3,008.881		$ 47,889
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP16	606.095	$ 14.24	$ 8,631
ING MAP PLUS NP22	150.275	14.17	2,129
ING MAP PLUS NP28	13.618	14.10	192
	769.988		$ 10,952
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	49,567.504	$ 17.82	$ 883,293
ING MAP PLUS NP8	22,037.656	17.40	383,455
ING MAP PLUS NP9	15,017.697	17.34	260,407
ING MAP PLUS NP11	198.635	17.22	3,420
ING MAP PLUS NP13	477.480	17.10	8,165
ING MAP PLUS NP14	4,779.691	17.04	81,446
ING MAP PLUS NP15	355.100	16.98	6,030
ING MAP PLUS NP17	6,045.393	16.86	101,925
ING MAP PLUS NP23	74.111	16.52	1,224
ING MAP PLUS NP26	738.152	16.35	12,069
ING MAP PLUS NP28	656.450	16.24	10,661
ING MAP PLUS NP29	624.701	16.18	10,108
ING MAP PLUS NP30	139.653	16.12	2,251
ING MAP PLUS NP35	0.250	15.85	4
ING MAP PLUS NP36	92.626	15.79	1,463
	100,805.099		$ 1,765,921
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	5,591.914	$ 13.53	$ 75,659

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Currently payable annuity contracts:	42,344.860	$ 17.28	$ 731,719
Contracts in accumulation period:
ING Custom Choice 62	2,605.026	16.06	41,837
ING MAP PLUS NP1	2,032.334	17.32	35,200
ING MAP PLUS NP5	0.005	17.08	-
ING MAP PLUS NP9	12,628.449	16.85	212,789
ING MAP PLUS NP10	4,255.337	16.79	71,447
ING MAP PLUS NP11	5,806.337	16.73	97,140
ING MAP PLUS NP12	4,267.495	16.67	71,139
ING MAP PLUS NP13	330.662	16.62	5,496
ING MAP PLUS NP14	232.380	16.56	3,848
ING MAP PLUS NP15	2,684.300	16.50	44,291
ING MAP PLUS NP16	683.968	16.45	11,251
ING MAP PLUS NP18	958.121	16.33	15,646
ING MAP PLUS NP19	960.158	16.28	15,631
ING MAP PLUS NP21	9,179.025	16.16	148,333
ING MAP PLUS NP22	164.517	16.11	2,650
ING MAP PLUS NP23	200.295	16.05	3,215
ING MAP PLUS NP26	1,098.030	15.89	17,448
ING MAP PLUS NP27	16.753	15.83	265
Qualified V	107.762	17.43	1,878
Qualified VI	287,864.473	17.67	5,086,565
Qualified X (1.15)	18,995.343	17.83	338,687
Qualified X (1.25)	27,189.235	17.67	480,434
Qualified XII (0.00)	3,390.247	19.70	66,788
Qualified XII (0.05)	36,817.163	19.46	716,462
Qualified XII (0.25)	2,924.262	19.28	56,380
Qualified XII (0.30)	8,896.874	19.19	170,731
Qualified XII (0.35)	7.968	19.11	152
Qualified XII (0.40)	17,594.400	19.03	334,821
Qualified XII (0.50)	305,813.186	18.86	5,767,637
Qualified XII (0.55)	7,046.144	18.78	132,327
Qualified XII (0.60)	1,058,659.353	18.70	19,796,930
Qualified XII (0.65)	29,483.279	18.62	548,979
Qualified XII (0.70)	5,970.559	18.54	110,694
Qualified XII (0.75)	22,573.372	18.46	416,704
Qualified XII (0.80)	4,992.851	18.38	91,769
Qualified XII (0.85)	67,038.362	18.30	1,226,802
Qualified XII (0.90)	3,354.853	18.22	61,125
Qualified XII (0.95)	34,471.290	18.14	625,309
Qualified XII (1.00)	369,215.857	18.06	6,668,038
Qualified XII (1.05)	1,482.229	17.98	26,650
Qualified XII (1.10)	16,600.363	17.90	297,146
Qualified XII (1.15)	5,325.726	17.83	94,958
Qualified XII (1.20)	2,836.210	17.75	50,343
Qualified XII (1.25)	22,984.025	17.67	406,128
Qualified XII (1.40)	1,706.173	17.44	29,756

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class (continued)
Qualified XII (1.45)	253.910	$ 17.37	$ 4,410
Qualified XIII	702.389	18.14	12,741
Qualified XV	913.901	18.14	16,578
Qualified XVI	8,579.500	17.29	148,340
Qualified XVII	3,416.940	17.67	60,377
Qualified XVIII	151.749	18.06	2,741
Qualified XXI	10,772.135	18.38	197,992
Qualified XXVI	1,315.778	18.22	23,973
Qualified XXXII	124.561	16.76	2,088
Qualified XXXVIII	5,600.122	11.62	65,073
Qualified XLIII	121.342	11.41	1,385
Qualified LIV	7,413.641	14.96	110,908
Qualified LVI	12,388.976	15.29	189,427
	2,505,544.555		$ 45,969,571
ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	101,780.588	$ 12.25	$ 1,246,812

ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	148,644.063	$ 15.93	$ 2,367,900
Contracts in accumulation period:
ING Custom Choice 62	554.243	14.87	8,242
ING Custom Choice 65	5,372.628	13.24	71,134
ING MAP PLUS NP1	10,883.874	16.17	175,992
ING MAP PLUS NP4	15,653.708	16.01	250,616
ING MAP PLUS NP5	0.005	15.95	-
ING MAP PLUS NP6	1,969.252	15.90	31,311
ING MAP PLUS NP8	41,702.784	15.79	658,487
ING MAP PLUS NP9	42,402.748	15.73	666,995
ING MAP PLUS NP10	785.446	15.68	12,316
ING MAP PLUS NP11	28,538.890	15.63	446,063
ING MAP PLUS NP12	16,037.434	15.57	249,703
ING MAP PLUS NP13	5,479.213	15.52	85,037
ING MAP PLUS NP14	23,953.980	15.46	370,329
ING MAP PLUS NP15	36,051.247	15.41	555,550
ING MAP PLUS NP16	56.680	15.36	871
ING MAP PLUS NP17	19,330.012	15.31	295,942
ING MAP PLUS NP18	3,631.607	15.25	55,382
ING MAP PLUS NP19	3,010.624	15.20	45,761
ING MAP PLUS NP20	5,942.543	15.15	90,030
ING MAP PLUS NP21	14,054.577	15.10	212,224
ING MAP PLUS NP22	2,910.523	15.04	43,774
ING MAP PLUS NP23	5,827.823	14.99	87,359
ING MAP PLUS NP24	766.124	14.94	11,446
ING MAP PLUS NP25	2,928.690	14.89	43,608
ING MAP PLUS NP26	4,920.923	14.84	73,026
ING MAP PLUS NP27	2,909.143	14.79	43,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
ING MAP PLUS NP28	3,384.555	$ 14.73	$ 49,854
ING MAP PLUS NP29	565.264	14.68	8,298
ING MAP PLUS NP30	458.094	14.63	6,702
ING MAP PLUS NP32	53.304	14.53	775
ING MAP PLUS NP36	106.334	14.33	1,524
Qualified VI	1,026,234.531	17.70	18,164,351
Qualified X (1.15)	58,355.940	17.86	1,042,237
Qualified X (1.25)	94,802.036	17.70	1,677,996
Qualified XII (0.00)	5,532.787	19.73	109,162
Qualified XII (0.05)	40,394.799	19.50	787,699
Qualified XII (0.10)	203.344	19.56	3,977
Qualified XII (0.25)	28,663.677	19.31	553,496
Qualified XII (0.30)	16,500.854	19.23	317,311
Qualified XII (0.35)	171.869	19.14	3,290
Qualified XII (0.40)	61,150.576	19.06	1,165,530
Qualified XII (0.50)	1,438,457.837	18.89	27,172,469
Qualified XII (0.55)	58,169.591	18.81	1,094,170
Qualified XII (0.60)	759,990.013	18.73	14,234,613
Qualified XII (0.65)	73,131.572	18.65	1,363,904
Qualified XII (0.70)	34,230.569	18.57	635,662
Qualified XII (0.75)	185,377.963	18.49	3,427,639
Qualified XII (0.80)	55,315.215	18.41	1,018,353
Qualified XII (0.85)	233,222.828	18.33	4,274,974
Qualified XII (0.90)	33,234.403	18.25	606,528
Qualified XII (0.95)	149,283.387	18.17	2,712,479
Qualified XII (1.00)	522,483.703	18.09	9,451,730
Qualified XII (1.05)	19,246.896	18.01	346,637
Qualified XII (1.10)	32,635.102	17.94	585,474
Qualified XII (1.15)	38,797.324	17.86	692,920
Qualified XII (1.20)	10,051.646	17.78	178,718
Qualified XII (1.25)	51,942.690	17.70	919,386
Qualified XII (1.30)	62.564	17.63	1,103
Qualified XII (1.35)	376.523	17.55	6,608
Qualified XII (1.40)	4,732.962	17.47	82,685
Qualified XII (1.45)	1,112.211	17.40	19,352
Qualified XII (1.50)	74.714	17.32	1,294
Qualified XIII	1,114.619	18.17	20,253
Qualified XV	706.839	18.17	12,843
Qualified XVI	31,427.701	17.32	544,328
Qualified XVII	533.614	17.70	9,445
Qualified XVIII	900.949	18.09	16,298
Qualified XXI	19,636.311	18.41	361,504
Qualified XXVI	662.752	18.25	12,095
Qualified XXVII	733,525.801	20.51	15,044,614
Qualified XXVIII	544,898.600	9.68	5,274,618
Qualified XXXII	252.140	15.82	3,989
Qualified XXXIII (0.65)	26,229.035	18.95	497,040

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XXXIV	211.289	$ 9.54	$ 2,016
Qualified XXXVIII	4,608.871	9.71	44,752
Qualified XLIII	1,915.179	9.54	18,271
Qualified LIV	36,333.314	13.04	473,786
Qualified LVI	27,318.418	13.33	364,155
	6,913,101.893		$ 122,371,031
ING Columbia Small Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	2,748.117	$ 9.60	$ 26,382

ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	785.622	$ 10.58	$ 8,312
ING MAP PLUS NP14	1,440.192	10.44	15,036
ING MAP PLUS NP15	1,437.901	10.42	14,983
ING MAP PLUS NP19	2,673.231	10.32	27,588
ING MAP PLUS NP27	3,344.047	10.13	33,875
ING MAP PLUS NP28	126.323	10.11	1,277
Qualified VI	86,096.479	10.15	873,879
Qualified XII (0.30)	1,510.958	10.62	16,046
Qualified XII (0.40)	1,363.420	10.57	14,411
Qualified XII (0.50)	7,377.584	10.52	77,612
Qualified XII (0.55)	6,309.969	10.49	66,192
Qualified XII (0.60)	287.199	10.47	3,007
Qualified XII (0.65)	2,933.761	10.44	30,628
Qualified XII (0.70)	4,754.795	10.42	49,545
Qualified XII (0.75)	24,921.749	10.39	258,937
Qualified XII (0.80)	1,556.182	10.37	16,138
Qualified XII (0.85)	13,659.367	10.35	141,374
Qualified XII (0.90)	3,793.524	10.32	39,149
Qualified XII (0.95)	12,152.184	10.30	125,168
Qualified XII (1.00)	25,177.218	10.27	258,570
Qualified XII (1.05)	1,243.953	10.25	12,751
Qualified XII (1.10)	3,793.845	10.23	38,811
Qualified XII (1.15)	6,844.894	10.20	69,818
Qualified XII (1.20)	639.410	10.18	6,509
Qualified XII (1.25)	9,511.615	10.15	96,543
Qualified XII (1.40)	332.172	10.08	3,348
Qualified XVI	2,333.497	10.04	23,428
Qualified XXXVIII	829.603	9.81	8,138
Qualified LIV	2,182.352	10.42	22,740
Qualified LVI	1,235.884	10.66	13,175
	230,648.930		$ 2,366,988

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	25,285.452	$ 11.65	$ 294,576
Contracts in accumulation period:
ING Custom Choice 62	22.398	11.26	252
ING Custom Choice 65	1,560.513	11.58	18,071
ING MAP PLUS NP1	14,743.191	11.58	170,726
ING MAP PLUS NP5	0.013	11.42	-
ING MAP PLUS NP8	39,477.926	11.30	446,101
ING MAP PLUS NP11	3,744.912	11.19	41,906
ING MAP PLUS NP13	4.844	11.11	54
ING MAP PLUS NP14	16,514.080	11.07	182,811
ING MAP PLUS NP15	600.150	11.03	6,620
ING MAP PLUS NP17	2,504.905	10.96	27,454
ING MAP PLUS NP19	1,695.300	10.88	18,445
ING MAP PLUS NP20	854.336	10.84	9,261
ING MAP PLUS NP22	2,465.368	10.77	26,552
ING MAP PLUS NP23	6,410.331	10.73	68,783
ING MAP PLUS NP25	1,386.947	10.66	14,785
ING MAP PLUS NP26	3,059.543	10.62	32,492
ING MAP PLUS NP28	712.712	10.55	7,519
Qualified VI	255,598.423	18.14	4,636,555
Qualified X (1.15)	9,687.008	11.78	114,113
Qualified X (1.25)	22,789.496	11.40	259,800
Qualified XII (0.00)	803.363	20.33	16,332
Qualified XII (0.25)	5,907.355	19.87	117,379
Qualified XII (0.30)	7,636.436	19.78	151,049
Qualified XII (0.35)	5.810	19.69	114
Qualified XII (0.40)	17,660.082	19.60	346,138
Qualified XII (0.50)	67,444.288	19.42	1,309,768
Qualified XII (0.55)	6,863.156	19.34	132,733
Qualified XII (0.60)	6,264.176	19.25	120,585
Qualified XII (0.65)	35,852.937	19.16	686,942
Qualified XII (0.70)	3,971.895	19.07	75,744
Qualified XII (0.75)	33,519.177	18.99	636,529
Qualified XII (0.80)	14,806.456	18.90	279,842
Qualified XII (0.85)	29,480.680	18.81	554,532
Qualified XII (0.90)	2,537.328	18.73	47,524
Qualified XII (0.95)	45,045.964	18.64	839,657
Qualified XII (1.00)	89,424.520	18.56	1,659,719
Qualified XII (1.05)	4,863.396	18.47	89,827
Qualified XII (1.10)	8,957.049	18.39	164,720
Qualified XII (1.15)	2,546.932	18.30	46,609
Qualified XII (1.20)	3,366.234	18.22	61,333
Qualified XII (1.25)	18,505.795	18.14	335,695
Qualified XII (1.30)	285.540	18.05	5,154
Qualified XII (1.40)	1,356.224	17.89	24,263
Qualified XII (1.45)	184.121	17.81	3,279
Qualified XIII	816.376	18.64	15,217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Qualified XV	2,682.274	$ 18.64	$ 49,998
Qualified XVI	4,799.583	17.73	85,097
Qualified XVII	1,182.717	18.14	21,454
Qualified XVIII	317.369	11.93	3,786
Qualified XXVI	463.265	18.73	8,677
Qualified XXXIV	581.197	8.62	5,010
Qualified XXXVIII	3,934.830	8.78	34,548
Qualified XLIII	30.384	8.63	262
Qualified LIV	2,131.713	11.41	24,323
Qualified LVI	9,386.088	11.67	109,536
	842,732.558		$ 14,440,251
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	287.609	$ 13.30	$ 3,825
Qualified XII (0.50)	1,083,446.253	13.01	14,095,636
	1,083,733.862		$ 14,099,461
ING Index Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	5,037.813	$ 10.78	$ 54,308
Qualified XII (0.75)	33.338	13.00	433
	5,071.151		$ 54,741
ING Index Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	0.013	$ 11.11	$ -
ING MAP PLUS NP14	34,163.505	11.06	377,848
ING MAP PLUS NP15	2,181.752	11.06	24,130
ING MAP PLUS NP17	2,081.561	11.05	23,001
ING MAP PLUS NP22	2,755.490	11.03	30,393
ING MAP PLUS NP23	429.897	11.02	4,737
ING MAP PLUS NP26	908.569	11.01	10,003
ING MAP PLUS NP27	1,717.118	11.00	18,888
ING MAP PLUS NP28	3,725.567	11.00	40,981
ING MAP PLUS NP30	10,631.969	10.99	116,845
ING MAP PLUS NP32	3,673.894	10.98	40,339
	62,269.335		$ 687,165
ING Index Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	32.746	$ 11.17	$ 366
Qualified XII (0.75)	2,028.130	13.71	27,806
	2,060.876		$ 28,172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP5	161.706	$ 11.58	$ 1,873
ING MAP PLUS NP14	39,301.189	11.53	453,143
ING MAP PLUS NP15	47,983.543	11.52	552,770
ING MAP PLUS NP17	75.187	11.51	865
ING MAP PLUS NP22	19,060.821	11.49	219,009
ING MAP PLUS NP26	263.743	11.47	3,025
ING MAP PLUS NP27	1,359.691	11.46	15,582
ING MAP PLUS NP28	14,365.521	11.46	164,629
ING MAP PLUS NP30	7,724.296	11.45	88,443
ING MAP PLUS NP32	1,733.358	11.44	19,830
	132,029.055		$ 1,519,169
ING Index Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	1,705.585	$ 11.35	$ 19,358
Qualified XII (0.75)	209.965	14.13	2,967
	1,915.550		$ 22,325
ING Index Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,218.550	$ 11.79	$ 14,367
ING MAP PLUS NP5	712.376	11.78	8,392
ING MAP PLUS NP11	1,142.545	11.75	13,425
ING MAP PLUS NP14	20,705.363	11.74	243,081
ING MAP PLUS NP15	31,379.886	11.73	368,086
ING MAP PLUS NP19	625.304	11.71	7,322
ING MAP PLUS NP22	14,266.885	11.69	166,780
ING MAP PLUS NP23	389.691	11.69	4,555
ING MAP PLUS NP25	6,135.160	11.68	71,659
ING MAP PLUS NP27	134.747	11.67	1,572
ING MAP PLUS NP28	8,910.563	11.66	103,897
ING MAP PLUS NP30	5,717.694	11.65	66,611
ING MAP PLUS NP32	1,127.568	11.64	13,125
	92,466.332		$ 1,082,872
ING Index Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	4.338	$ 11.56	$ 50
Qualified XII (0.75)	33.926	14.57	494
	38.264		$ 544

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP3	3,151.109	$ 12.00	$ 37,813
ING MAP PLUS NP5	496.336	11.99	5,951
ING MAP PLUS NP14	6,277.587	11.95	75,017
ING MAP PLUS NP15	23,092.422	11.94	275,724
ING MAP PLUS NP17	18.477	11.93	220
ING MAP PLUS NP19	1,337.031	11.92	15,937
ING MAP PLUS NP22	7,658.755	11.90	91,139
ING MAP PLUS NP23	300.093	11.90	3,571
ING MAP PLUS NP27	93.270	11.88	1,108
ING MAP PLUS NP28	1,851.467	11.87	21,977
ING MAP PLUS NP30	3,278.697	11.86	38,885
ING MAP PLUS NP32	1,369.454	11.85	16,228
	48,924.698		$ 583,570
ING Index Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	155.440	$ 11.58	$ 1,800
Qualified XII (0.95)	52.748	11.51	607
Qualified LVI	47.495	11.56	549
	255.683		$ 2,956
ING Index Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP19	14.209	$ 11.51	$ 164
ING MAP PLUS NP20	3.180	11.51	37
	17.389		$ 201
ING Index Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP14	234.501	$ 10.76	$ 2,523
ING MAP PLUS NP15	8,728.026	10.76	93,914
ING MAP PLUS NP17	123.026	10.75	1,323
ING MAP PLUS NP22	3,637.558	10.73	39,031
ING MAP PLUS NP26	28.852	10.71	309
ING MAP PLUS NP30	691.451	10.69	7,392
ING MAP PLUS NP32	1,445.978	10.68	15,443
	14,889.392		$ 159,935
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,630.979	$ 12.33	$ 377,680

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	78,154.240	$ 15.39	$ 1,202,794
Contracts in accumulation period:
ING Custom Choice 62	539.350	14.53	7,837
ING MAP PLUS NP1	9,640.633	15.77	152,033
ING MAP PLUS NP4	683.185	15.61	10,665
ING MAP PLUS NP8	2,801.322	15.39	43,112
ING MAP PLUS NP9	30,125.705	15.34	462,128
ING MAP PLUS NP10	143.384	15.29	2,192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP11	6,504.258	$ 15.23	$ 99,060
ING MAP PLUS NP12	167.982	15.18	2,550
ING MAP PLUS NP14	7,853.926	15.08	118,437
ING MAP PLUS NP15	8,747.975	15.02	131,395
ING MAP PLUS NP17	9,918.495	14.92	147,984
ING MAP PLUS NP19	1,361.144	14.82	20,172
ING MAP PLUS NP20	909.645	14.77	13,435
ING MAP PLUS NP21	6,046.374	14.72	89,003
ING MAP PLUS NP22	1,966.260	14.67	28,845
ING MAP PLUS NP23	2,567.207	14.61	37,507
ING MAP PLUS NP24	56.753	14.56	826
ING MAP PLUS NP25	6,553.032	14.51	95,084
ING MAP PLUS NP26	2,084.397	14.46	30,140
ING MAP PLUS NP27	1,262.888	14.41	18,198
ING MAP PLUS NP28	2,009.269	14.36	28,853
ING MAP PLUS NP30	268.734	14.27	3,835
ING MAP PLUS NP32	79.967	14.17	1,133
Qualified VI	537,414.091	17.41	9,356,379
Qualified VIII	388.193	17.40	6,755
Qualified X (1.15)	26,798.051	17.56	470,574
Qualified X (1.25)	101,121.082	17.41	1,760,518
Qualified XII (0.00)	3,667.772	19.41	71,191
Qualified XII (0.05)	34,431.958	19.18	660,405
Qualified XII (0.10)	150.491	19.24	2,895
Qualified XII (0.25)	5,735.573	18.99	108,919
Qualified XII (0.30)	5,422.787	18.91	102,545
Qualified XII (0.35)	1,343.295	18.83	25,294
Qualified XII (0.40)	18,520.358	18.75	347,257
Qualified XII (0.50)	42,985.133	18.58	798,664
Qualified XII (0.55)	12,580.475	18.50	232,739
Qualified XII (0.60)	14,501.181	18.42	267,112
Qualified XII (0.65)	32,929.771	18.34	603,932
Qualified XII (0.70)	18,252.353	18.26	333,288
Qualified XII (0.75)	73,276.578	18.19	1,332,901
Qualified XII (0.80)	8,640.996	18.11	156,488
Qualified XII (0.85)	68,712.013	18.03	1,238,878
Qualified XII (0.90)	18,804.570	17.95	337,542
Qualified XII (0.95)	105,886.502	17.87	1,892,192
Qualified XII (1.00)	295,718.534	17.79	5,260,833
Qualified XII (1.05)	3,889.583	17.72	68,923
Qualified XII (1.10)	28,222.023	17.64	497,836
Qualified XII (1.15)	9,168.830	17.56	161,005
Qualified XII (1.20)	4,291.378	17.49	75,056
Qualified XII (1.25)	22,079.049	17.41	384,396
Qualified XII (1.35)	132.067	17.26	2,279
Qualified XII (1.40)	3,393.273	17.19	58,330
Qualified XII (1.45)	1,122.909	17.11	19,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (1.50)	1.151	$ 17.04	$ 20
Qualified XIII	1,141.815	17.87	20,404
Qualified XV	2,110.342	17.87	37,712
Qualified XVI	16,002.247	17.04	272,678
Qualified XVIII	2,256.559	17.79	40,144
Qualified XXI	8,775.684	18.11	158,928
Qualified XXVI	71.453	17.95	1,283
Qualified XXXII	1,191.158	15.15	18,046
Qualified XXXIV	947.715	9.91	9,392
Qualified XXXVIII	2,223.033	10.09	22,430
Qualified XLIII	118.068	9.92	1,171
Qualified LIV	66,324.443	13.06	866,197
Qualified LVI	9,170.648	13.35	122,428
	1,790,361.310		$ 30,952,390
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,583.911	$ 10.64	$ 91,333

ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	70,717.323	$12.99 to $15.7	$ 934,902
Contracts in accumulation period:
ING Custom Choice 65	19,492.973	12.79	249,315
Qualified V	3,167.490	15.34	48,589
Qualified VI	2,716,565.185	15.70	42,650,073
Qualified VIII	4,035.341	16.43	66,301
Qualified X (1.15)	294,630.376	15.97	4,705,247
Qualified X (1.25)	95,021.755	15.70	1,491,842
Qualified XII (0.00)	1,063.981	10.53	11,204
Qualified XII (0.05)	53,014.362	17.69	937,824
Qualified XII (0.10)	51.094	10.40	531
Qualified XII (0.20)	16,866.607	10.27	173,220
Qualified XII (0.25)	25,682.629	10.20	261,963
Qualified XII (0.30)	42,080.556	10.14	426,697
Qualified XII (0.35)	12,942.553	10.07	130,332
Qualified XII (0.40)	30,228.294	11.62	351,253
Qualified XII (0.45)	857.941	9.95	8,537
Qualified XII (0.50)	212,989.994	9.74	2,074,523
Qualified XII (0.55)	119,638.542	9.82	1,174,850
Qualified XII (0.60)	62,237.968	9.76	607,443
Qualified XII (0.65)	330,419.840	9.70	3,205,072
Qualified XII (0.70)	220,900.111	9.64	2,129,477
Qualified XII (0.75)	268,543.904	9.58	2,572,651
Qualified XII (0.80)	404,755.172	10.27	4,156,836
Qualified XII (0.85)	568,827.895	11.03	6,274,172
Qualified XII (0.90)	34,721.679	9.82	340,967
Qualified XII (0.95)	367,880.638	10.87	3,998,863
Qualified XII (1.00)	1,131,275.576	10.79	12,206,463

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class (continued)
Qualified XII (1.05)	79,769.132	$ 10.71	$ 854,327
Qualified XII (1.10)	98,016.236	10.63	1,041,913
Qualified XII (1.15)	75,310.152	10.56	795,275
Qualified XII (1.20)	14,889.281	10.48	156,040
Qualified XII (1.25)	34,878.289	10.40	362,734
Qualified XII (1.30)	3,585.167	10.33	37,035
Qualified XII (1.40)	21,462.108	10.18	218,484
Qualified XII (1.45)	1,398.766	10.10	14,128
Qualified XII (1.50)	4,670.215	10.03	46,842
Qualified XV	9,559.391	16.38	156,583
Qualified XVI	58,136.743	15.17	881,934
Qualified XVII	1,981.343	15.70	31,107
Qualified XVIII	5,622.625	15.70	88,275
Qualified XXVI	4,452.002	16.27	72,434
Qualified XXVII	1,072,460.741	16.24	17,416,762
Qualified XXVIII	164,920.566	16.21	2,673,362
Qualified XXXII	8,026.747	12.80	102,742
Qualified XXXIV	15,292.868	9.48	144,976
Qualified XXXVI	33,066.098	11.52	380,921
Qualified XXXVIII	84,182.656	9.66	813,204
Qualified XLIII	4,620.943	9.49	43,853
Qualified LIV	23,415.910	12.61	295,275
Qualified LVI	104,093.922	12.89	1,341,771
	9,032,421.680		$ 119,159,124

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	251,508.520	$13.1 to $13.52	$ 3,391,859
Contracts in accumulation period:
ING Custom Choice 62	6,665.684	13.31	88,720
ING Custom Choice 65	41,334.894	14.34	592,742
ING MAP PLUS NP1	14,034.987	14.14	198,455
ING MAP PLUS NP3	454.945	14.06	6,397
ING MAP PLUS NP8	4,569.899	13.85	63,293
ING MAP PLUS NP9	20,207.791	13.81	279,070
ING MAP PLUS NP10	20,344.675	13.77	280,146
ING MAP PLUS NP11	38,612.639	13.73	530,152
ING MAP PLUS NP12	20,336.965	13.69	278,413
ING MAP PLUS NP13	1.930	13.65	26
ING MAP PLUS NP14	6,702.159	13.61	91,216
ING MAP PLUS NP15	10,477.018	13.57	142,173
ING MAP PLUS NP16	1,798.411	13.53	24,332
ING MAP PLUS NP17	8,563.517	13.49	115,522
ING MAP PLUS NP18	16,868.772	13.45	226,885
ING MAP PLUS NP19	8,091.795	13.41	108,511
ING MAP PLUS NP20	64.419	13.37	861
ING MAP PLUS NP21	3,673.674	13.33	48,970
ING MAP PLUS NP22	1,437.492	13.29	19,104
ING MAP PLUS NP23	7,341.307	13.25	97,272
ING MAP PLUS NP25	493.957	13.17	6,505
ING MAP PLUS NP26	5,304.024	13.14	69,695
ING MAP PLUS NP27	1,779.479	13.10	23,311
ING MAP PLUS NP28	2,327.046	13.06	30,391
ING MAP PLUS NP29	3,904.556	13.02	50,837
ING MAP PLUS NP30	64.201	12.98	833
ING MAP PLUS NP32	337.720	12.91	4,360
Qualified V	2,097.433	13.18	27,644
Qualified VI	12,254,441.190	13.31	163,106,612
Qualified VIII	12,578.306	13.30	167,291
Qualified X (1.15)	858,127.658	13.38	11,481,748

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial
Class (continued)
Qualified X (1.25)	897,465.268	$ 13.31	$ 11,945,263
Qualified XII (0.00)	1,848.858	14.91	27,566
Qualified XII (0.05)	514,428.765	14.94	7,685,566
Qualified XII (0.10)	421.263	14.24	5,999
Qualified XII (0.20)	115,621.229	14.68	1,697,320
Qualified XII (0.25)	211,304.494	14.65	3,095,611
Qualified XII (0.30)	527,316.747	14.07	7,419,347
Qualified XII (0.35)	44,227.874	14.56	643,958
Qualified XII (0.40)	224,649.267	14.50	3,257,414
Qualified XII (0.45)	1,778.638	13.95	24,812
Qualified XII (0.50)	1,354,724.319	14.49	19,629,955
Qualified XII (0.55)	328,987.538	14.35	4,720,971
Qualified XII (0.60)	283,232.190	14.31	4,053,053
Qualified XII (0.65)	1,528,824.983	14.25	21,785,756
Qualified XII (0.70)	443,652.847	14.19	6,295,434
Qualified XII (0.75)	998,274.297	14.13	14,105,616
Qualified XII (0.80)	1,532,832.242	14.23	21,812,203
Qualified XII (0.85)	1,510,577.099	14.20	21,450,195
Qualified XII (0.90)	162,327.443	14.14	2,295,310
Qualified XII (0.95)	1,539,633.736	14.11	21,724,232
Qualified XII (1.00)	4,165,114.797	14.07	58,603,165
Qualified XII (1.05)	234,758.435	14.03	3,293,661
Qualified XII (1.10)	406,968.633	13.99	5,693,491
Qualified XII (1.15)	300,492.300	13.93	4,185,858
Qualified XII (1.20)	96,938.284	13.87	1,344,534
Qualified XII (1.25)	335,042.100	13.84	4,636,983
Qualified XII (1.30)	21,636.393	13.80	298,582
Qualified XII (1.35)	3,925.636	13.23	51,936
Qualified XII (1.40)	47,379.809	14.04	665,213
Qualified XII (1.45)	12,899.288	13.15	169,626
Qualified XII (1.50)	11,566.686	13.11	151,639
Qualified XIII	507.304	13.54	6,869
Qualified XV	83,348.312	13.54	1,128,536
Qualified XVI	315,027.561	13.11	4,130,011
Qualified XVII	11,054.837	13.31	147,140
Qualified XVIII	43,966.095	13.31	585,189
Qualified XXII	1,815.961	13.95	25,333
Qualified XXVI	24,362.461	13.58	330,842
Qualified XXVII	7,408,485.707	13.48	99,866,387
Qualified XXVIII	2,781,964.040	13.50	37,556,515
Qualified XXXII	30,878.627	13.31	410,995
Qualified XXXIII (0.65)	53,084.737	13.78	731,508
Qualified XXXIV	33,023.330	9.16	302,494
Qualified XXXVI	70,498.063	13.87	977,808
Qualified XXXVIII	297,679.347	9.33	2,777,348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial
Class (continued)
Qualified XLIII	25,595.754	$ 9.16	$ 234,457
Qualified LIV	135,872.425	14.13	1,919,877
Qualified LVI	409,311.342	14.45	5,914,549
	43,209,874.424		$ 591,369,473
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.604	$ 15.53	$ 9
Qualified XII (1.00)	40,740.069	15.87	646,545
	40,740.673		$ 646,554
ING Oppenheimer Global Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	34,547.527	$ 13.62	$ 470,537

ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
Currently payable annuity contracts:	327,936.810	$12.81 to $13.58	$ 4,450,515
Contracts in accumulation period:
ING Custom Choice 65	6,244.864	14.02	87,553
Qualified V	1,981.542	13.07	25,899
Qualified VI	2,707,913.028	13.20	35,744,452
Qualified VIII	2,095.598	13.19	27,641
Qualified X (1.15)	150,241.650	13.27	1,993,707
Qualified X (1.25)	207,684.345	13.20	2,741,433
Qualified XII (0.00)	14,393.787	14.37	206,839
Qualified XII (0.05)	148,807.518	14.38	2,139,852
Qualified XII (0.20)	38,333.784	14.20	544,340
Qualified XII (0.25)	80,814.702	14.15	1,143,528
Qualified XII (0.30)	169,537.437	14.11	2,392,173
Qualified XII (0.35)	2,394.499	14.07	33,691
Qualified XII (0.40)	144,018.450	14.02	2,019,139
Qualified XII (0.45)	10.542	13.98	147
Qualified XII (0.50)	714,560.058	13.95	9,968,113
Qualified XII (0.55)	71,297.895	13.89	990,328
Qualified XII (0.60)	73,001.036	13.85	1,011,064
Qualified XII (0.65)	555,673.605	13.80	7,668,296
Qualified XII (0.70)	119,205.316	13.76	1,640,265
Qualified XII (0.75)	336,524.952	13.71	4,613,757
Qualified XII (0.80)	417,024.979	13.70	5,713,242
Qualified XII (0.85)	518,781.249	13.66	7,086,552
Qualified XII (0.90)	78,531.353	13.61	1,068,812
Qualified XII (0.95)	467,089.918	13.57	6,338,410
Qualified XII (1.00)	1,423,354.055	13.53	19,257,980
Qualified XII (1.05)	71,830.859	13.49	968,998
Qualified XII (1.10)	123,769.497	13.45	1,664,700
Qualified XII (1.15)	49,325.607	13.40	660,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class (continued)
Qualified XII (1.20)	48,231.223	$ 13.36	$ 644,369
Qualified XII (1.25)	167,784.867	13.32	2,234,894
Qualified XII (1.30)	9,757.502	13.28	129,580
Qualified XII (1.35)	658.031	13.29	8,745
Qualified XII (1.40)	29,035.299	13.26	385,008
Qualified XII (1.45)	4,484.463	13.21	59,240
Qualified XII (1.50)	453.521	13.16	5,968
Qualified XIII	4,288.122	13.43	57,589
Qualified XV	14,455.102	13.43	194,132
Qualified XVI	78,240.042	13.00	1,017,121
Qualified XVII	4,718.263	13.20	62,281
Qualified XVIII	9,198.649	13.20	121,422
Qualified XXI	28,477.375	13.55	385,868
Qualified XXVI	2,445.853	13.47	32,946
Qualified XXVII	1,126,150.945	13.55	15,259,345
Qualified XXVIII	576,910.579	13.56	7,822,907
Qualified XXXII	3,771.742	13.20	49,787
Qualified XXXIII (0.65)	43,178.289	13.67	590,247
Qualified XXXIV	23,131.564	11.79	272,721
Qualified XXXVI	9,925.934	13.75	136,482
Qualified XXXVIII	48,040.063	12.01	576,961
Qualified XLIII	1,444.651	11.80	17,047
Qualified LIV	75,127.956	13.81	1,037,517
Qualified LVI	97,970.003	14.12	1,383,336
	11,430,258.973		$ 154,687,902
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Currently payable annuity contracts:	997.419	$ 12.93	$ 12,897
Contracts in accumulation period:
ING MAP PLUS NP8	20,948.331	12.16	254,732
ING MAP PLUS NP11	10,964.130	12.09	132,556
ING MAP PLUS NP12	16,363.913	12.07	197,512
ING MAP PLUS NP13	4,276.963	12.05	51,537
ING MAP PLUS NP14	7,886.655	12.03	94,876
ING MAP PLUS NP17	3,183.645	11.96	38,076
ING MAP PLUS NP18	8,207.187	11.94	97,994
ING MAP PLUS NP23	4,788.443	11.83	56,647
ING MAP PLUS NP24	29.258	11.81	346
ING MAP PLUS NP26	6,260.973	11.76	73,629
ING MAP PLUS NP27	2,388.260	11.74	28,038
ING MAP PLUS NP28	1,606.830	11.72	18,832
ING MAP PLUS NP30	1,626.738	11.68	19,000
	89,528.745		$ 1,076,672

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	146,642.040	$ 13.58	$ 1,991,399

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	448,464.494	$12.76 to $13.87	$ 6,214,984
Contracts in accumulation period:
ING Custom Choice 62	9,371.837	13.59	127,363
ING Custom Choice 65	10,212.099	13.69	139,804
ING MAP PLUS NP1	153,371.376	14.53	2,228,486
ING MAP PLUS NP3	912.529	14.43	13,168
ING MAP PLUS NP4	39,686.391	14.38	570,690
ING MAP PLUS NP5	0.010	14.33	-
ING MAP PLUS NP6	37,688.102	14.28	538,186
ING MAP PLUS NP8	52,518.951	14.18	744,719
ING MAP PLUS NP9	45,437.774	14.13	642,036
ING MAP PLUS NP10	26,821.927	14.08	377,653
ING MAP PLUS NP11	52,834.766	14.04	741,800
ING MAP PLUS NP12	21,187.707	13.99	296,416
ING MAP PLUS NP13	4,307.461	13.94	60,046
ING MAP PLUS NP14	79,910.015	13.89	1,109,950
ING MAP PLUS NP15	50,155.997	13.84	694,159
ING MAP PLUS NP16	3,349.672	13.79	46,192
ING MAP PLUS NP17	25,254.076	13.75	347,244
ING MAP PLUS NP18	9,300.090	13.70	127,411
ING MAP PLUS NP19	3,524.248	13.65	48,106
ING MAP PLUS NP20	22,901.803	13.61	311,694
ING MAP PLUS NP21	45,857.221	13.56	621,824
ING MAP PLUS NP22	5,920.246	13.51	79,983
ING MAP PLUS NP23	14,969.531	13.47	201,640
ING MAP PLUS NP24	2,500.433	13.42	33,556
ING MAP PLUS NP25	418.456	13.37	5,595
ING MAP PLUS NP26	19,178.950	13.33	255,655
ING MAP PLUS NP27	11,284.689	13.28	149,861
ING MAP PLUS NP28	16,338.872	13.23	216,163
ING MAP PLUS NP29	2,993.950	13.19	39,490
ING MAP PLUS NP30	1,670.811	13.14	21,954
ING MAP PLUS NP32	1,597.098	13.05	20,842
ING MAP PLUS NP35	0.854	12.92	11
ING MAP PLUS NP36	1,155.102	12.87	14,866
Qualified V	675.132	14.58	9,843
Qualified VI	2,776,830.385	14.78	41,041,553
Qualified VIII	800.160	14.77	11,818
Qualified X (1.15)	93,492.594	14.91	1,393,975
Qualified X (1.25)	210,754.942	14.78	3,114,958
Qualified XII (0.00)	62,119.442	16.48	1,023,728
Qualified XII (0.05)	4,892.888	16.28	79,656

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service
Class (continued)
Qualified XII (0.25)	190,883.623	$ 16.12	$ 3,077,044
Qualified XII (0.30)	35,058.104	16.05	562,683
Qualified XII (0.35)	623.842	15.98	9,969
Qualified XII (0.40)	434,893.985	15.91	6,919,163
Qualified XII (0.50)	186,036.183	15.78	2,935,651
Qualified XII (0.55)	234,450.647	15.71	3,683,220
Qualified XII (0.60)	108,092.674	15.64	1,690,569
Qualified XII (0.65)	295,059.107	15.57	4,594,070
Qualified XII (0.70)	87,961.400	15.51	1,364,281
Qualified XII (0.75)	583,213.516	15.44	9,004,817
Qualified XII (0.80)	227,013.595	15.37	3,489,199
Qualified XII (0.85)	644,708.904	15.30	9,864,046
Qualified XII (0.90)	62,310.671	15.24	949,615
Qualified XII (0.95)	650,681.355	15.17	9,870,836
Qualified XII (1.00)	2,382,642.505	15.11	36,001,728
Qualified XII (1.05)	45,774.387	15.04	688,447
Qualified XII (1.10)	108,916.975	14.98	1,631,576
Qualified XII (1.15)	46,833.687	14.91	698,290
Qualified XII (1.20)	18,116.498	14.85	269,030
Qualified XII (1.25)	217,263.921	14.78	3,211,161
Qualified XII (1.30)	1,849.531	14.72	27,225
Qualified XII (1.35)	1,080.835	14.65	15,834
Qualified XII (1.40)	26,141.980	14.59	381,411
Qualified XII (1.45)	15,516.791	14.53	225,459
Qualified XII (1.50)	6,207.304	14.46	89,758
Qualified XIII	2,729.650	15.17	41,409
Qualified XV	17,720.090	15.17	268,814
Qualified XVI	83,258.506	14.46	1,203,918
Qualified XVII	689.546	14.78	10,191
Qualified XVIII	3,284.647	15.11	49,631
Qualified XXI	19,162.692	15.37	294,531
Qualified XXVI	2,954.846	15.24	45,032
Qualified XXVII	2,071,244.206	13.84	28,666,020
Qualified XXVIII	1,832,303.475	15.13	27,722,752
Qualified XXXII	2,448.411	13.45	32,931
Qualified XXXIII (0.65)	37,353.638	15.83	591,308
Qualified XXXIV	3,386.841	12.13	41,082
Qualified XXXVIII	80,559.832	12.35	994,914
Qualified XLIII	1,157.610	12.13	14,042
Qualified LIV	131,664.114	13.49	1,776,149
Qualified LVI	67,141.531	13.79	925,882
	15,339,054.736		$ 227,650,766

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	83,005.109	$14.49 to $15.2	$ 1,259,507
Contracts in accumulation period:
ING Custom Choice 62	618.516	14.99	9,272
ING Custom Choice 65	11.191	15.62	175
Qualified V	2,143.490	14.88	31,895
Qualified VI	293,564.911	14.99	4,400,538
Qualified VIII	156.959	14.98	2,351
Qualified X (1.15)	13,774.860	15.06	207,449
Qualified X (1.25)	32,714.265	14.99	490,387
Qualified XII (0.00)	3,169.557	15.89	50,364
Qualified XII (0.25)	964.518	15.71	15,153
Qualified XII (0.30)	6,112.567	15.67	95,784
Qualified XII (0.40)	29,217.348	15.60	455,791
Qualified XII (0.50)	217,323.338	15.53	3,375,031
Qualified XII (0.55)	7,527.192	15.49	116,596
Qualified XII (0.60)	2,497.970	15.45	38,594
Qualified XII (0.65)	29,775.274	15.42	459,135
Qualified XII (0.70)	8,523.587	15.38	131,093
Qualified XII (0.75)	29,807.188	15.34	457,242
Qualified XII (0.80)	10,341.544	15.31	158,329
Qualified XII (0.85)	47,778.582	15.27	729,579
Qualified XII (0.90)	3,065.209	15.24	46,714
Qualified XII (0.95)	66,398.903	15.20	1,009,263
Qualified XII (1.00)	195,117.268	15.17	2,959,929
Qualified XII (1.05)	1,147.914	15.13	17,368
Qualified XII (1.10)	5,401.272	15.10	81,559
Qualified XII (1.15)	1,227.328	15.06	18,484
Qualified XII (1.20)	7,316.185	15.03	109,962
Qualified XII (1.25)	21,465.414	14.99	321,767
Qualified XII (1.40)	11,117.721	14.89	165,543
Qualified XII (1.45)	114.578	14.85	1,701
Qualified XV	1,785.544	15.20	27,140
Qualified XVI	6,029.559	14.82	89,358
Qualified XVII	202.975	14.99	3,043
Qualified XVIII	1,375.234	15.17	20,862
Qualified XXVI	70.418	15.24	1,073
Qualified XXXII	37.304	14.99	559
Qualified XXXIV	1,041.273	13.58	14,140
Qualified XXXVIII	8,249.041	13.84	114,167
Qualified XLIII	10.618	13.59	144
Qualified LIV	10,641.439	15.39	163,772
Qualified LVI	15,935.315	15.73	250,662
	1,176,778.478		$ 17,901,475

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	1,638.112	$ 15.45	$ 25,309
ING MAP PLUS NP13	453.321	15.27	6,922
ING MAP PLUS NP14	3,073.697	15.24	46,843
ING MAP PLUS NP15	7,778.680	15.20	118,236
ING MAP PLUS NP17	1,030.304	15.13	15,588
ING MAP PLUS NP18	11.263	15.09	170
ING MAP PLUS NP19	1,291.775	15.06	19,454
ING MAP PLUS NP22	305.613	14.95	4,569
ING MAP PLUS NP23	441.367	14.92	6,585
ING MAP PLUS NP26	2,309.014	14.81	34,196
ING MAP PLUS NP28	523.692	14.75	7,724
ING MAP PLUS NP29	5,753.906	14.71	84,640
	24,610.744		$ 370,236
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	0.062	$ 12.23	$ 1
ING MAP PLUS NP14	86.880	11.79	1,024
Qualified XXXV	44,641.427	11.45	511,144
	44,728.369		$ 512,169
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	10,406.872	$ 11.57	$ 120,408
ING Custom Choice 65	265.304	12.19	3,234
ING Educator's Direct	24,171.764	11.84	286,194
Qualified V	2,312.574	11.47	26,525
Qualified VI	985,251.546	11.57	11,399,360
Qualified X (1.15)	51,462.865	11.64	599,028
Qualified X (1.25)	148,163.941	11.57	1,714,257
Qualified XII (0.00)	11,920.280	12.42	148,050
Qualified XII (0.05)	252,039.405	12.42	3,130,329
Qualified XII (0.25)	57,859.976	12.25	708,785
Qualified XII (0.30)	24,313.753	12.21	296,871
Qualified XII (0.35)	179,588.160	12.18	2,187,384
Qualified XII (0.40)	168,146.034	12.14	2,041,293
Qualified XII (0.50)	374,090.033	12.07	4,515,267
Qualified XII (0.55)	157,332.209	12.04	1,894,280
Qualified XII (0.60)	50,627.165	12.01	608,032
Qualified XII (0.65)	115,518.363	11.97	1,382,755
Qualified XII (0.70)	40,744.478	11.94	486,489
Qualified XII (0.75)	331,832.605	11.90	3,948,808
Qualified XII (0.80)	81,743.660	11.87	970,297
Qualified XII (0.85)	259,787.239	11.84	3,075,881
Qualified XII (0.90)	42,486.541	11.80	501,341
Qualified XII (0.95)	515,410.314	11.77	6,066,379
Qualified XII (1.00)	332,862.026	11.74	3,907,800

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (1.05)	72,034.163	$ 11.70	$ 842,800
Qualified XII (1.10)	46,859.073	11.67	546,845
Qualified XII (1.15)	46,516.969	11.64	541,458
Qualified XII (1.20)	28,164.266	11.60	326,705
Qualified XII (1.25)	141,256.550	11.57	1,634,338
Qualified XII (1.30)	4,603.225	11.54	53,121
Qualified XII (1.35)	7,833.828	11.51	90,167
Qualified XII (1.40)	16,937.237	11.47	194,270
Qualified XII (1.45)	776.179	11.44	8,879
Qualified XII (1.50)	773.318	11.41	8,824
Qualified XIII	600.772	11.77	7,071
Qualified XV	12,219.331	11.77	143,822
Qualified XVI	85,183.635	11.41	971,945
Qualified XVII	363.879	11.57	4,210
Qualified XVIII	986.920	11.57	11,419
Qualified XXI	15,558.668	11.87	184,681
Qualified XXVIII	103,225.663	9.63	994,063
Qualified XXXII	2,669.124	11.57	30,882
Qualified XXXIV	60,048.636	9.61	577,067
Qualified XXXVI	331.186	12.04	3,987
Qualified XXXVIII	2,014.295	9.79	19,720
Qualified XLIII	311.986	9.61	2,998
Qualified LIV	30,774.012	12.01	369,596
Qualified LVI	94,977.533	12.28	1,166,324
	4,993,357.555		$ 58,754,239
ING Solution 2015 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	284,632.871	$ 11.42	$ 3,250,507
ING MAP PLUS NP3	4,154.950	11.41	47,408
ING MAP PLUS NP4	1,256.841	11.41	14,341
ING MAP PLUS NP6	15,980.041	11.40	182,172
ING MAP PLUS NP8	138,812.435	11.39	1,581,074
ING MAP PLUS NP9	49,852.766	11.38	567,324
ING MAP PLUS NP10	8,821.419	11.38	100,388
ING MAP PLUS NP11	29,243.638	11.37	332,500
ING MAP PLUS NP12	117,885.941	11.37	1,340,363
ING MAP PLUS NP13	22,674.926	11.36	257,587
ING MAP PLUS NP14	125,741.179	11.36	1,428,420
ING MAP PLUS NP15	101,897.124	11.35	1,156,532
ING MAP PLUS NP16	3,610.040	11.35	40,974
ING MAP PLUS NP17	71,092.847	11.34	806,193
ING MAP PLUS NP18	5,193.877	11.34	58,899
ING MAP PLUS NP19	6,759.485	11.33	76,585
ING MAP PLUS NP20	105,107.558	11.33	1,190,869
ING MAP PLUS NP21	40,512.224	11.32	458,598
ING MAP PLUS NP22	10,405.831	11.32	117,794

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP23	50,152.019	$ 11.31	$ 567,219
ING MAP PLUS NP24	15,287.792	11.31	172,905
ING MAP PLUS NP25	4,535.185	11.30	51,248
ING MAP PLUS NP26	21,858.220	11.30	246,998
ING MAP PLUS NP27	238.501	11.29	2,693
ING MAP PLUS NP28	43,141.853	11.29	487,072
ING MAP PLUS NP29	10,434.499	11.28	117,701
ING MAP PLUS NP30	7,137.450	11.28	80,510
ING MAP PLUS NP32	251.166	11.27	2,831
	1,296,672.678		$ 14,737,705
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	3.982	$ 12.08	$ 48
ING MAP PLUS NP20	23.921	11.44	274
Qualified XXXV	31,529.503	11.11	350,293
	31,557.406		$ 350,615
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,871.348	$ 11.43	$ 21,390
ING Educator's Direct	4,324.766	12.01	51,940
Qualified V	2,031.974	11.32	23,002
Qualified VI	1,736,916.801	11.43	19,852,959
Qualified X (1.15)	66,959.411	11.49	769,364
Qualified X (1.25)	118,932.392	11.43	1,359,397
Qualified XII (0.00)	30,053.925	12.27	368,762
Qualified XII (0.05)	600,536.953	12.27	7,368,588
Qualified XII (0.25)	138,473.447	12.09	1,674,144
Qualified XII (0.30)	103,317.719	12.06	1,246,012
Qualified XII (0.35)	220,355.179	12.02	2,648,669
Qualified XII (0.40)	184,834.885	11.99	2,216,170
Qualified XII (0.50)	350,851.315	11.92	4,182,148
Qualified XII (0.55)	255,655.607	11.89	3,039,745
Qualified XII (0.60)	155,744.519	11.86	1,847,130
Qualified XII (0.65)	231,501.244	11.82	2,736,345
Qualified XII (0.70)	77,215.824	11.79	910,375
Qualified XII (0.75)	475,987.865	11.75	5,592,857
Qualified XII (0.80)	43,171.271	11.72	505,967
Qualified XII (0.85)	566,984.275	11.69	6,628,046
Qualified XII (0.90)	57,814.490	11.66	674,117
Qualified XII (0.95)	591,336.615	11.62	6,871,331
Qualified XII (1.00)	424,396.743	11.59	4,918,758
Qualified XII (1.05)	50,508.131	11.56	583,874
Qualified XII (1.10)	159,748.844	11.52	1,840,307
Qualified XII (1.15)	64,087.559	11.49	736,366
Qualified XII (1.20)	66,135.008	11.46	757,907
Qualified XII (1.25)	114,024.982	11.43	1,303,306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XII (1.30)	2,809.969	$ 11.39	$ 32,006
Qualified XII (1.40)	41,967.876	11.33	475,496
Qualified XII (1.45)	10,257.026	11.30	115,904
Qualified XII (1.50)	96.314	11.26	1,084
Qualified XV	5,649.674	11.62	65,649
Qualified XVI	60,781.200	11.26	684,396
Qualified XVIII	865.261	11.43	9,890
Qualified XXI	19,509.646	11.72	228,653
Qualified XXVI	2,416.513	11.66	28,177
Qualified XXVIII	62,684.731	9.08	569,177
Qualified XXXII	2,054.559	11.43	23,484
Qualified XXXIV	175,224.455	9.07	1,589,286
Qualified XXXVI	936.964	11.89	11,140
Qualified XXXVIII	36,057.852	9.23	332,814
Qualified XLIII	167.621	9.07	1,520
Qualified LIV	34,101.874	11.86	404,448
Qualified LVI	102,083.153	12.12	1,237,248
	7,451,437.780		$ 86,539,348
ING Solution 2025 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	406,245.189	$ 11.89	$ 4,830,255
ING MAP PLUS NP3	858.101	11.88	10,194
ING MAP PLUS NP4	6,455.654	11.88	76,693
ING MAP PLUS NP6	5,774.399	11.87	68,542
ING MAP PLUS NP8	150,170.616	11.86	1,781,024
ING MAP PLUS NP9	107,597.331	11.85	1,275,028
ING MAP PLUS NP10	17,376.345	11.84	205,736
ING MAP PLUS NP11	105,439.656	11.84	1,248,406
ING MAP PLUS NP12	144,503.423	11.83	1,709,475
ING MAP PLUS NP13	28,031.250	11.83	331,610
ING MAP PLUS NP14	92,441.565	11.82	1,092,659
ING MAP PLUS NP15	134,924.620	11.82	1,594,809
ING MAP PLUS NP16	15,565.017	11.81	183,823
ING MAP PLUS NP17	44,874.022	11.81	529,962
ING MAP PLUS NP18	16,976.203	11.80	200,319
ING MAP PLUS NP19	20,323.113	11.80	239,813
ING MAP PLUS NP20	84,982.986	11.79	1,001,949
ING MAP PLUS NP21	102,086.550	11.79	1,203,600
ING MAP PLUS NP22	7,177.027	11.78	84,545
ING MAP PLUS NP23	66,376.941	11.78	781,920
ING MAP PLUS NP24	55,387.793	11.77	651,914
ING MAP PLUS NP25	17,300.531	11.76	203,454
ING MAP PLUS NP26	15,856.738	11.76	186,475
ING MAP PLUS NP27	269.837	11.75	3,171
ING MAP PLUS NP28	41,426.963	11.75	486,767
ING MAP PLUS NP29	8,761.099	11.74	102,855

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service 2 Class (continued)
ING MAP PLUS NP30	9,784.535	$ 11.74	$ 114,870
ING MAP PLUS NP32	721.000	11.73	8,457
	1,707,688.504		$ 20,208,325
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP21	0.009	$ 11.56	$ -
Qualified XXXV	34,042.674	11.13	378,895
	34,042.683		$ 378,895
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,789.721	$ 12.19	$ 21,817
ING Educator's Direct	6,795.962	12.14	82,503
Qualified V	772.503	11.47	8,861
Qualified VI	1,312,689.622	11.57	15,187,819
Qualified X (1.15)	21,244.705	11.64	247,288
Qualified X (1.25)	84,650.406	11.57	979,405
Qualified XII (0.00)	26,021.643	12.42	323,189
Qualified XII (0.05)	508,882.141	12.42	6,320,316
Qualified XII (0.25)	153,459.729	12.25	1,879,882
Qualified XII (0.30)	86,871.884	12.21	1,060,706
Qualified XII (0.35)	166,922.659	12.18	2,033,118
Qualified XII (0.40)	122,504.702	12.14	1,487,207
Qualified XII (0.50)	401,709.978	12.07	4,848,639
Qualified XII (0.55)	169,547.512	12.04	2,041,352
Qualified XII (0.60)	127,896.638	12.01	1,536,039
Qualified XII (0.65)	186,690.785	11.97	2,234,689
Qualified XII (0.70)	66,396.714	11.94	792,777
Qualified XII (0.75)	303,105.834	11.90	3,606,959
Qualified XII (0.80)	38,360.777	11.87	455,342
Qualified XII (0.85)	380,932.531	11.84	4,510,241
Qualified XII (0.90)	100,989.738	11.80	1,191,679
Qualified XII (0.95)	353,891.354	11.77	4,165,301
Qualified XII (1.00)	432,012.586	11.74	5,071,828
Qualified XII (1.05)	35,849.459	11.70	419,439
Qualified XII (1.10)	107,280.395	11.67	1,251,962
Qualified XII (1.15)	65,998.917	11.64	768,227
Qualified XII (1.20)	36,168.856	11.60	419,559
Qualified XII (1.25)	132,025.427	11.57	1,527,534
Qualified XII (1.30)	3,649.602	11.54	42,116
Qualified XII (1.35)	14.021	11.51	161
Qualified XII (1.40)	29,908.418	11.47	343,050
Qualified XII (1.45)	125.122	11.44	1,431
Qualified XII (1.50)	740.372	11.41	8,448
Qualified XIII	2,535.161	11.77	29,839
Qualified XV	5,494.719	11.77	64,673
Qualified XVI	76,983.155	11.41	878,378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class (continued)
Qualified XXI	55,118.706	$ 11.87	$ 654,259
Qualified XXVI	916.092	11.80	10,810
Qualified XXVIII	6,138.508	8.91	54,694
Qualified XXXII	606.243	11.57	7,014
Qualified XXXIV	162,700.716	8.85	1,439,901
Qualified XXXVI	5,814.408	12.04	70,005
Qualified XXXVIII	26,580.908	9.01	239,494
Qualified XLIII	1,785.036	8.85	15,798
Qualified LIV	35,259.571	12.01	423,467
Qualified LVI	101,394.168	12.28	1,245,120
	5,947,228.104		$ 70,002,336
ING Solution 2035 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	228,410.019	$ 12.10	$ 2,763,761
ING MAP PLUS NP4	2,456.108	12.08	29,670
ING MAP PLUS NP6	10,985.760	12.07	132,598
ING MAP PLUS NP8	254,886.615	12.06	3,073,933
ING MAP PLUS NP9	137,137.100	12.05	1,652,502
ING MAP PLUS NP10	1,464.017	12.05	17,641
ING MAP PLUS NP11	34,514.398	12.04	415,553
ING MAP PLUS NP12	125,648.669	12.04	1,512,810
ING MAP PLUS NP13	46,819.727	12.03	563,241
ING MAP PLUS NP14	69,396.623	12.03	834,841
ING MAP PLUS NP15	63,271.426	12.02	760,523
ING MAP PLUS NP16	9,356.562	12.01	112,372
ING MAP PLUS NP17	82,122.052	12.01	986,286
ING MAP PLUS NP18	11,311.205	12.00	135,734
ING MAP PLUS NP19	19,069.267	12.00	228,831
ING MAP PLUS NP20	86,507.391	11.99	1,037,224
ING MAP PLUS NP21	68,622.685	11.99	822,786
ING MAP PLUS NP22	4,297.252	11.98	51,481
ING MAP PLUS NP23	57,031.546	11.98	683,238
ING MAP PLUS NP24	15,417.971	11.97	184,553
ING MAP PLUS NP25	12,732.021	11.97	152,402
ING MAP PLUS NP26	31,725.140	11.96	379,433
ING MAP PLUS NP27	2,149.513	11.96	25,708
ING MAP PLUS NP28	34,707.543	11.95	414,755
ING MAP PLUS NP29	6,184.076	11.94	73,838
ING MAP PLUS NP30	8,112.577	11.94	96,864
ING MAP PLUS NP32	928.925	11.93	11,082
	1,425,266.188		$ 17,153,660
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,297.069	$ 10.97	$ 80,049

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,243.257	$ 12.21	$ 15,180
ING Educator's Direct	2,082.092	12.11	25,214
Qualified VI	998,828.330	11.59	11,576,420
Qualified X (1.15)	5,937.033	11.66	69,226
Qualified X (1.25)	57,416.751	11.59	665,460
Qualified XII (0.00)	11,916.296	12.44	148,239
Qualified XII (0.05)	281,373.119	12.44	3,500,282
Qualified XII (0.25)	207,136.288	12.27	2,541,562
Qualified XII (0.30)	66,476.481	12.23	813,007
Qualified XII (0.35)	28,190.812	12.20	343,928
Qualified XII (0.40)	62,015.006	12.16	754,102
Qualified XII (0.50)	281,483.410	12.09	3,403,134
Qualified XII (0.55)	97,009.334	12.06	1,169,933
Qualified XII (0.60)	73,101.506	12.03	879,411
Qualified XII (0.65)	152,792.369	11.99	1,831,980
Qualified XII (0.70)	94,420.105	11.96	1,129,264
Qualified XII (0.75)	102,886.409	11.92	1,226,406
Qualified XII (0.80)	38,277.292	11.89	455,117
Qualified XII (0.85)	380,015.258	11.86	4,506,981
Qualified XII (0.90)	35,152.159	11.82	415,499
Qualified XII (0.95)	289,925.635	11.79	3,418,223
Qualified XII (1.00)	332,259.906	11.76	3,907,376
Qualified XII (1.05)	14,377.615	11.72	168,506
Qualified XII (1.10)	132,618.569	11.69	1,550,311
Qualified XII (1.15)	38,066.276	11.66	443,853
Qualified XII (1.20)	37,286.255	11.62	433,266
Qualified XII (1.25)	99,551.187	11.59	1,153,798
Qualified XII (1.30)	154.524	11.56	1,786
Qualified XII (1.35)	66.721	11.52	769
Qualified XII (1.40)	26,985.617	11.49	310,065
Qualified XII (1.45)	512.863	11.46	5,877
Qualified XII (1.50)	28.139	11.43	322
Qualified XIII	237.829	11.79	2,804
Qualified XV	4,019.154	11.79	47,386
Qualified XVI	41,032.472	11.43	469,001
Qualified XXI	22,040.303	11.89	262,059
Qualified XXVI	2,186.235	11.82	25,841
Qualified XXVIII	21,956.311	8.64	189,703
Qualified XXXIV	103,451.687	8.57	886,581
Qualified XXXVI	15,480.519	12.06	186,695
Qualified XXXVIII	6,491.210	8.73	56,668
Qualified XLIII	3,309.519	8.58	28,396
Qualified LIV	17,919.574	12.03	215,572
Qualified LVI	58,775.880	12.30	722,943
	4,246,487.307		$ 49,958,146

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	282,592.279	$ 12.22	$ 3,453,278
ING MAP PLUS NP3	363.308	12.21	4,436
ING MAP PLUS NP4	14,135.023	12.20	172,447
ING MAP PLUS NP6	699.012	12.19	8,521
ING MAP PLUS NP8	245,997.383	12.18	2,996,248
ING MAP PLUS NP9	144,873.592	12.17	1,763,112
ING MAP PLUS NP10	3,588.706	12.17	43,675
ING MAP PLUS NP11	35,013.584	12.16	425,765
ING MAP PLUS NP12	41,822.236	12.16	508,558
ING MAP PLUS NP13	2,327.379	12.15	28,278
ING MAP PLUS NP14	67,960.643	12.14	825,042
ING MAP PLUS NP15	34,382.902	12.14	417,408
ING MAP PLUS NP16	14,640.811	12.13	177,593
ING MAP PLUS NP17	22,931.037	12.13	278,153
ING MAP PLUS NP18	6,093.989	12.12	73,859
ING MAP PLUS NP19	16,356.427	12.12	198,240
ING MAP PLUS NP20	18,498.184	12.11	224,013
ING MAP PLUS NP21	65,045.784	12.11	787,704
ING MAP PLUS NP22	2,439.636	12.10	29,520
ING MAP PLUS NP23	27,319.440	12.10	330,565
ING MAP PLUS NP24	12,516.577	12.09	151,325
ING MAP PLUS NP25	5,681.968	12.08	68,638
ING MAP PLUS NP26	21,654.138	12.08	261,582
ING MAP PLUS NP27	117.977	12.07	1,424
ING MAP PLUS NP28	32,715.176	12.07	394,872
ING MAP PLUS NP29	12,480.185	12.06	150,511
ING MAP PLUS NP30	6,493.911	12.06	78,317
ING MAP PLUS NP32	3,025.261	12.05	36,454
	1,141,766.548		$ 13,889,538
ING Solution 2055 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	5,315.148	$ 11.52	$ 61,230
Qualified XII (0.05)	36.583	11.62	425
Qualified XII (0.25)	2,761.942	11.60	32,039
Qualified XII (0.35)	45.518	11.59	528
Qualified XII (0.40)	444.424	11.59	5,151
Qualified XII (0.50)	3,216.176	11.58	37,243
Qualified XII (0.55)	2.332	11.58	27
Qualified XII (0.60)	47.981	11.57	555
Qualified XII (0.65)	3,091.739	11.57	35,771
Qualified XII (0.70)	41.304	11.56	477
Qualified XII (0.75)	48.736	11.56	563
Qualified XII (0.80)	515.584	11.56	5,960
Qualified XII (0.85)	75.382	11.55	871
Qualified XII (0.95)	2,134.094	11.55	24,649

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2055 Portfolio - Service Class (continued)
Qualified XII (1.00)	853.198	$ 11.54	$ 9,846
Qualified XII (1.05)	23.253	11.54	268
Qualified XII (1.10)	296.569	11.53	3,419
Qualified XII (1.20)	25.729	11.53	297
Qualified XII (1.25)	50.256	11.52	579
Qualified XII (1.40)	31.619	11.51	364
Qualified XII (1.50)	18.298	11.50	210
Qualified LVI	96.232	11.60	1,116
	19,172.097		$ 221,588
ING Solution 2055 Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	484.251	$ 11.61	$ 5,622
ING MAP PLUS NP8	2,961.535	11.58	34,295
ING MAP PLUS NP9	1,840.504	11.58	21,313
ING MAP PLUS NP11	1.313	11.57	15
ING MAP PLUS NP12	417.427	11.57	4,830
ING MAP PLUS NP14	17.481	11.56	202
ING MAP PLUS NP15	7.771	11.55	90
ING MAP PLUS NP17	9,320.907	11.55	107,656
ING MAP PLUS NP26	34.491	11.51	397
	15,085.680		$ 174,420
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	50,055.187	$ 9.45	$ 473,022
Qualified XII (0.50)	138.552	9.64	1,336
Qualified XII (0.60)	5,468.986	9.61	52,557
Qualified XII (0.70)	4,075.774	9.59	39,087
Qualified XII (0.75)	11,924.508	9.58	114,237
Qualified XII (0.80)	4,701.333	9.56	44,945
Qualified XII (0.85)	2,069.979	9.55	19,768
Qualified XII (0.90)	1,237.825	9.54	11,809
Qualified XII (0.95)	7,484.339	9.53	71,326
Qualified XII (1.00)	3,097.473	9.51	29,457
Qualified XII (1.10)	120.451	9.49	1,143
Qualified XII (1.20)	265.209	9.46	2,509
Qualified XII (1.25)	9,900.978	9.45	93,564
Qualified XII (1.40)	2,672.954	9.41	25,152
Qualified XII (1.45)	3.923	9.40	37
Qualified XII (1.50)	189.463	9.39	1,779
Qualified XV	480.439	9.53	4,579
Qualified XVI	98.903	9.39	929
Qualified XXXIV	80.297	9.59	770
Qualified XLIII	8.537	9.59	82
Qualified LVI	26,551.723	9.70	257,552
	130,626.833		$ 1,245,640

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP6	0.424	$ 12.20	$ 5
ING MAP PLUS NP9	133.044	12.09	1,608
Qualified XXXV	83,610.259	11.92	996,634
	83,743.727		$ 998,247
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	427.860	$ 11.71	$ 5,010
ING Educator's Direct	5,858.491	11.82	69,247
Qualified VI	194,638.630	11.71	2,279,218
Qualified X (1.15)	25,074.833	11.77	295,131
Qualified X (1.25)	74,366.547	11.71	870,832
Qualified XII (0.00)	4,525.975	12.57	56,892
Qualified XII (0.05)	87,901.832	12.57	1,104,926
Qualified XII (0.25)	88,985.769	12.39	1,102,534
Qualified XII (0.30)	2,976.581	12.35	36,761
Qualified XII (0.35)	5,425.651	12.32	66,844
Qualified XII (0.40)	11,674.690	12.28	143,365
Qualified XII (0.50)	33,291.134	12.21	406,485
Qualified XII (0.55)	25,641.783	12.18	312,317
Qualified XII (0.60)	28,980.095	12.15	352,108
Qualified XII (0.65)	34,805.565	12.11	421,495
Qualified XII (0.70)	7,640.344	12.08	92,295
Qualified XII (0.75)	28,965.379	12.04	348,743
Qualified XII (0.80)	3,148.430	12.01	37,813
Qualified XII (0.85)	89,472.628	11.97	1,070,987
Qualified XII (0.90)	3,324.062	11.94	39,689
Qualified XII (0.95)	75,269.660	11.91	896,462
Qualified XII (1.00)	75,700.640	11.87	898,567
Qualified XII (1.05)	22,392.396	11.84	265,126
Qualified XII (1.10)	11,791.599	11.81	139,259
Qualified XII (1.15)	64.522	11.77	759
Qualified XII (1.20)	98.124	11.74	1,152
Qualified XII (1.25)	13,257.743	11.71	155,248
Qualified XII (1.40)	5,231.854	11.61	60,742
Qualified XVI	525.696	11.54	6,067
Qualified XXI	79.537	12.01	955
Qualified XXVIII	141.028	10.52	1,484
Qualified XXXIV	21,774.822	10.46	227,765
Qualified XLIII	197.753	10.46	2,068
Qualified LIV	817.277	12.15	9,930
Qualified LVI	59,049.163	12.42	733,391
	1,043,518.093		$ 12,511,667

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service 2 Class
Contracts in accumulation period:
ING MAP PLUS NP1	18,485.115	$ 11.07	$ 204,630
ING MAP PLUS NP4	546.942	11.05	6,044
ING MAP PLUS NP6	35,516.126	11.04	392,098
ING MAP PLUS NP8	188,826.108	11.03	2,082,752
ING MAP PLUS NP9	45,213.393	11.03	498,704
ING MAP PLUS NP11	19,072.410	11.02	210,178
ING MAP PLUS NP12	18,410.642	11.01	202,701
ING MAP PLUS NP13	1,715.359	11.01	18,886
ING MAP PLUS NP14	20,985.103	11.00	230,836
ING MAP PLUS NP15	19,853.986	11.00	218,394
ING MAP PLUS NP17	17,545.560	10.99	192,826
ING MAP PLUS NP18	5,451.970	10.99	59,917
ING MAP PLUS NP19	88.712	10.98	974
ING MAP PLUS NP20	6,512.158	10.98	71,503
ING MAP PLUS NP21	32,230.314	10.97	353,567
ING MAP PLUS NP23	9,865.247	10.96	108,123
ING MAP PLUS NP24	4,327.533	10.96	47,430
ING MAP PLUS NP25	2,071.428	10.95	22,682
ING MAP PLUS NP26	2,132.639	10.95	23,352
ING MAP PLUS NP27	108.324	10.94	1,185
ING MAP PLUS NP28	7,473.741	10.94	81,763
ING MAP PLUS NP29	1,880.219	10.93	20,551
	458,313.029		$ 5,049,096
ING Solution Moderate Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	85,319.527	$ 9.96	$ 849,782
Qualified XII (0.40)	4,595.063	10.19	46,824
Qualified XII (0.50)	8,582.342	10.16	87,197
Qualified XII (0.60)	1.715	10.14	17
Qualified XII (0.65)	5,359.726	10.12	54,240
Qualified XII (0.70)	5,530.135	10.11	55,910
Qualified XII (0.75)	7,405.207	10.10	74,793
Qualified XII (0.80)	17,739.121	10.08	178,810
Qualified XII (0.85)	4,726.243	10.07	47,593
Qualified XII (0.95)	10,314.998	10.04	103,563
Qualified XII (1.00)	14,743.896	10.03	147,881
Qualified XII (1.05)	288.020	10.02	2,886
Qualified XII (1.10)	2,553.705	10.00	25,537
Qualified XII (1.15)	175.217	9.99	1,750
Qualified XII (1.20)	249.314	9.98	2,488
Qualified XII (1.25)	4,369.838	9.96	43,524
Qualified XII (1.40)	3,341.546	9.92	33,148
Qualified XII (1.50)	133.702	9.90	1,324
Qualified XV	384.662	10.04	3,862
Qualified XVI	90.705	9.90	898
Qualified LIV	0.245	10.08	2
Qualified LVI	70,827.880	10.23	724,569
	246,732.807		$ 2,486,598

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Adviser Class
Contracts in accumulation period:
Qualified XXXV	34,081.948	$ 13.24	$ 451,245

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class
Currently payable annuity contracts:	159,973.910	$ 14.13	$ 2,260,431
Contracts in accumulation period:
ING Custom Choice 62	1,158.545	13.79	15,976
ING Custom Choice 65	109,531.923	15.19	1,663,790
ING MAP PLUS NP8	841.237	12.81	10,776
ING MAP PLUS NP13	360.865	12.65	4,565
ING MAP PLUS NP15	54.168	12.59	682
ING MAP PLUS NP17	1,073.780	12.52	13,444
ING MAP PLUS NP19	4,605.215	12.46	57,381
ING MAP PLUS NP25	100.333	12.27	1,231
ING MAP PLUS NP26	1,728.187	12.24	21,153
ING MAP PLUS NP28	225.861	12.18	2,751
Qualified V	1,244.507	13.66	17,000
Qualified VI	8,173,973.660	13.79	112,719,097
Qualified VIII	13,317.610	13.79	183,650
Qualified X (1.15)	532,837.476	13.87	7,390,456
Qualified X (1.25)	378,375.380	13.79	5,217,796
Qualified XII (0.00)	367.460	15.35	5,641
Qualified XII (0.05)	155,091.043	15.35	2,380,648
Qualified XII (0.10)	419.383	14.76	6,190
Qualified XII (0.20)	116,394.354	15.08	1,755,227
Qualified XII (0.25)	83,999.625	15.05	1,264,194
Qualified XII (0.30)	114,069.312	14.59	1,664,271
Qualified XII (0.35)	27,057.931	14.96	404,787
Qualified XII (0.40)	116,154.473	14.50	1,684,240
Qualified XII (0.45)	910.236	14.46	13,162
Qualified XII (0.50)	645,352.853	14.89	9,609,304
Qualified XII (0.55)	185,640.809	14.74	2,736,346
Qualified XII (0.60)	161,729.228	14.70	2,377,420
Qualified XII (0.65)	999,962.167	14.64	14,639,446
Qualified XII (0.70)	236,588.953	14.58	3,449,467
Qualified XII (0.75)	291,040.510	14.52	4,225,908
Qualified XII (0.80)	783,693.956	14.62	11,457,606
Qualified XII (0.85)	868,036.781	14.59	12,664,657
Qualified XII (0.90)	76,195.767	14.53	1,107,124
Qualified XII (0.95)	812,339.546	14.50	11,778,923
Qualified XII (1.00)	2,220,215.059	14.46	32,104,310
Qualified XII (1.05)	122,605.644	14.41	1,766,747
Qualified XII (1.10)	244,090.290	14.37	3,507,577
Qualified XII (1.15)	153,316.724	14.31	2,193,962
Qualified XII (1.20)	52,364.290	14.25	746,191
Qualified XII (1.25)	130,541.918	14.22	1,856,306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class (continued)
Qualified XII (1.30)	13,518.209	$ 14.18	$ 191,688
Qualified XII (1.35)	4,518.749	13.71	61,952
Qualified XII (1.40)	47,147.126	14.42	679,862
Qualified XII (1.45)	3,409.940	13.63	46,477
Qualified XII (1.50)	9,031.854	13.59	122,743
Qualified XIII	7.508	14.04	105
Qualified XV	86,675.766	14.04	1,216,928
Qualified XVI	177,865.350	13.59	2,417,190
Qualified XVII	13,096.391	13.79	180,599
Qualified XVIII	25,571.093	13.79	352,625
Qualified XXII	95.203	14.46	1,377
Qualified XXVI	50,046.366	14.08	704,653
Qualified XXVII	4,377,592.036	14.09	61,680,272
Qualified XXVIII	781,537.113	14.11	11,027,489
Qualified XXXII	13,349.460	13.79	184,089
Qualified XXXIV	53,234.515	10.25	545,654
Qualified XXXVI	64,966.875	14.37	933,574
Qualified XXXVIII	164,713.896	10.44	1,719,613
Qualified XLIII	20,111.537	10.26	206,344
Qualified LIV	71,330.479	14.96	1,067,104
Qualified LVI	456,631.805	15.30	6,986,467
	24,412,032.240		$ 345,306,638
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	4,320.182	$ 14.80	$ 63,939
ING MAP PLUS NP8	1,351.499	14.44	19,516
ING MAP PLUS NP11	12,640.640	14.29	180,635
ING MAP PLUS NP12	10,457.572	14.24	148,916
ING MAP PLUS NP15	114.045	14.10	1,608
ING MAP PLUS NP26	37.965	13.57	515
Qualified VI	3.233	10.15	33
Qualified XII (1.00)	14,174.106	10.38	147,127
	43,099.242		$ 562,289
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	100,979.770	$ 11.83	$ 1,194,591

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	87,272.015	$9.59 to $16.13	$ 1,263,435
Contracts in accumulation period:
ING Custom Choice 62	3,313.632	13.22	43,806
ING Custom Choice 65	8,507.532	13.47	114,596
Qualified V	1,773.372	24.09	42,721
Qualified VI	2,496,048.240	24.18	60,354,446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified VIII	1,573.984	$ 24.66	$ 38,814
Qualified X (1.15)	152,579.641	27.51	4,197,466
Qualified X (1.25)	164,373.266	27.09	4,452,872
Qualified XII (0.00)	2,369.524	17.17	40,685
Qualified XII (0.05)	24,223.115	27.24	659,838
Qualified XII (0.10)	165.407	16.95	2,804
Qualified XII (0.20)	84,377.593	16.74	1,412,481
Qualified XII (0.25)	203,596.744	16.63	3,385,814
Qualified XII (0.30)	97,602.567	16.53	1,613,370
Qualified XII (0.35)	7,023.547	16.43	115,397
Qualified XII (0.40)	95,419.654	24.89	2,374,995
Qualified XII (0.45)	319.154	16.22	5,177
Qualified XII (0.50)	535,380.665	16.84	9,015,810
Qualified XII (0.55)	107,872.483	16.02	1,728,117
Qualified XII (0.60)	724,950.482	15.92	11,541,212
Qualified XII (0.65)	393,800.160	15.81	6,225,981
Qualified XII (0.70)	155,494.315	15.72	2,444,371
Qualified XII (0.75)	174,503.283	15.62	2,725,741
Qualified XII (0.80)	290,429.790	17.09	4,963,445
Qualified XII (0.85)	469,522.326	23.62	11,090,117
Qualified XII (0.90)	19,135.530	16.39	313,631
Qualified XII (0.95)	386,349.125	23.28	8,994,208
Qualified XII (1.00)	750,958.393	23.11	17,354,648
Qualified XII (1.05)	42,294.698	22.94	970,240
Qualified XII (1.10)	86,344.366	22.77	1,966,061
Qualified XII (1.15)	65,974.630	22.61	1,491,686
Qualified XII (1.20)	11,722.669	22.44	263,057
Qualified XII (1.25)	82,768.601	22.28	1,844,084
Qualified XII (1.30)	6,464.317	22.12	142,991
Qualified XII (1.35)	71.949	21.95	1,579
Qualified XII (1.40)	12,153.990	21.79	264,835
Qualified XII (1.45)	1,867.159	21.64	40,405
Qualified XII (1.50)	1,124.743	21.48	24,159
Qualified XIII	205.126	25.27	5,184
Qualified XV	5,064.710	25.22	127,732
Qualified XVI	81,313.359	23.37	1,900,293
Qualified XVII	3,231.146	24.18	78,129
Qualified XVIII	6,963.517	27.09	188,642
Qualified XXI	38,544.164	25.67	989,429
Qualified XXII	51.382	26.46	1,360
Qualified XXVI	10,009.073	25.06	250,827
Qualified XXVII	1,144,277.932	28.62	32,749,234
Qualified XXVIII	691,823.710	28.56	19,758,485
Qualified XXXII	6,388.500	13.35	85,286
Qualified XXXIII (0.65)	15,652.645	13.89	217,415
Qualified XXXIV	30,394.291	9.27	281,755

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XXXVI	13,480.876	$ 14.02	$ 189,002
Qualified XXXVIII	76,053.507	9.44	717,945
Qualified XLIII	5,206.343	9.27	48,263
Qualified LIV	54,179.175	13.27	718,958
Qualified LVI	117,656.460	13.56	1,595,422
	10,050,218.577		$ 223,428,456
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	11,335.798	$ 13.55	$ 153,600
ING MAP PLUS NP4	3,613.638	13.41	48,459
ING MAP PLUS NP9	2,788.590	13.18	36,754
ING MAP PLUS NP10	15,537.386	13.13	204,006
ING MAP PLUS NP11	50,502.520	13.09	661,078
ING MAP PLUS NP13	405.021	13.00	5,265
ING MAP PLUS NP14	8,719.293	12.95	112,915
ING MAP PLUS NP15	2,195.813	12.91	28,348
ING MAP PLUS NP16	190.656	12.86	2,452
ING MAP PLUS NP17	6,876.675	12.82	88,159
ING MAP PLUS NP18	1,874.664	12.77	23,939
ING MAP PLUS NP19	2,055.994	12.73	26,173
ING MAP PLUS NP22	786.754	12.60	9,913
ING MAP PLUS NP23	1,582.747	12.56	19,879
ING MAP PLUS NP25	4,094.545	12.47	51,059
ING MAP PLUS NP26	5,918.337	12.43	73,565
ING MAP PLUS NP27	2,179.150	12.38	26,978
ING MAP PLUS NP28	71.178	12.34	878
ING MAP PLUS NP32	91.645	12.17	1,115
Qualified XII (1.00)	31,082.756	14.40	447,592
	151,903.160		$ 2,022,127
ING Templeton Foreign Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,409.715	$ 8.91	$ 324,411

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	302,888.691	$8.7 to $8.83	$ 2,672,540
Contracts in accumulation period:
ING Custom Choice 62	1,695.101	8.82	14,951
ING Custom Choice 65	13,064.301	9.03	117,971
Qualified V	1,854.227	8.78	16,280
Qualified VI	2,509,168.721	8.82	22,130,868
Qualified VIII	25,221.916	8.82	222,457
Qualified X (1.15)	295,861.186	8.84	2,615,413
Qualified X (1.25)	178,999.795	8.82	1,578,778
Qualified XII (0.00)	2,865.440	9.13	26,161
Qualified XII (0.05)	41,508.769	9.13	378,975

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value		Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class (continued)
Qualified XII (0.10)	258.589	$ 9.10		$ 2,353
Qualified XII (0.20)	47,028.807		9.08	427,022
Qualified XII (0.25)	12,754.320		9.06	115,554
Qualified XII (0.30)	59,000.239		9.05	533,952
Qualified XII (0.35)	4,687.324		9.04	42,373
Qualified XII (0.40)	29,021.392		9.03	262,063
Qualified XII (0.45)	67.967		9.01	612
Qualified XII (0.50)	229,589.547		9.00	2,066,306
Qualified XII (0.55)	74,126.403		8.99	666,396
Qualified XII (0.60)	27,588.667		8.98	247,746
Qualified XII (0.65)	754,143.145		8.96	6,757,123
Qualified XII (0.70)	199,699.108		8.95	1,787,307
Qualified XII (0.75)	122,762.568		8.94	1,097,497
Qualified XII (0.80)	315,546.760		8.93	2,817,833
Qualified XII (0.85)	521,249.136		8.92	4,649,542
Qualified XII (0.90)	33,476.082		8.90	297,937
Qualified XII (0.95)	295,684.084		8.89	2,628,632
Qualified XII (1.00)	1,081,565.828		8.88	9,604,305
Qualified XII (1.05)	35,558.200		8.87	315,401
Qualified XII (1.10)	62,075.809		8.85	549,371
Qualified XII (1.15)	46,788.204		8.84	413,608
Qualified XII (1.20)	4,985.140		8.83	44,019
Qualified XII (1.25)	50,770.658		8.82	447,797
Qualified XII (1.30)	1,767.066		8.81	15,568
Qualified XII (1.40)	14,247.792		8.78	125,096
Qualified XII (1.45)	2,433.316		8.77	21,340
Qualified XII (1.50)	2,131.200		8.76	18,669
Qualified XV	33,040.278		8.89	293,728
Qualified XVI	65,085.890		8.76	570,152
Qualified XVII	228.664		8.82	2,017
Qualified XVIII	11,137.253		8.82	98,231
Qualified XXVI	915.445		8.90	8,147
Qualified XXVII	2,639,053.209		8.81	23,250,059
Qualified XXVIII	537,020.273		8.82	4,736,519
Qualified XXXII	44,095.661		8.82	388,924
Qualified XXXIII (0.65)	285.887		8.96	2,562
Qualified XXXIV	747.834		8.96	6,701
Qualified XXXVI	21,656.565		8.99	194,693
Qualified XXXVIII	67,136.562		9.13	612,957
Qualified LIV	17,514.160		8.93	156,401
Qualified LVI	36,538.556		9.06	331,039
	10,876,591.735			$ 96,381,946

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,435.645	$ 11.04	$ 37,930
ING MAP PLUS NP12	406.100	10.76	4,370
ING MAP PLUS NP23	880.169	10.49	9,233
ING MAP PLUS NP25	2,480.044	10.44	25,892
ING MAP PLUS NP26	21.193	10.41	221
ING MAP PLUS NP29	883.808	10.34	9,139
ING MAP PLUS NP30	73.870	10.32	762
Qualified XII (0.95)	2.121	10.56	22
	8,182.950		$ 87,569
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,091.285	$ 11.94	$ 383,170

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	62,541.018	$7.02 to $27.38	$ 936,252
Contracts in accumulation period:
ING Custom Choice 62	1,272.798	13.14	16,725
ING Custom Choice 65	5,841.196	12.90	75,351
Qualified V	1,329.554	26.75	35,566
Qualified VI	748,041.421	27.38	20,481,374
Qualified VIII	2,403.447	23.51	56,505
Qualified X (1.15)	48,025.655	12.05	578,709
Qualified X (1.25)	94,957.119	11.90	1,129,990
Qualified XII (0.00)	22.852	14.10	322
Qualified XII (0.05)	10,093.741	30.84	311,291
Qualified XII (0.10)	1.828	13.92	25
Qualified XII (0.20)	37,653.510	13.75	517,736
Qualified XII (0.25)	21,584.373	13.66	294,843
Qualified XII (0.30)	37,049.727	13.57	502,765
Qualified XII (0.35)	2,313.036	13.49	31,203
Qualified XII (0.40)	12,525.882	19.68	246,509
Qualified XII (0.45)	3.911	13.32	52
Qualified XII (0.50)	62,046.041	14.04	871,126
Qualified XII (0.55)	60,232.262	13.15	792,054
Qualified XII (0.60)	14,718.551	13.07	192,371
Qualified XII (0.65)	187,326.502	12.99	2,433,371
Qualified XII (0.70)	48,363.668	12.91	624,375
Qualified XII (0.75)	111,729.695	12.83	1,433,492
Qualified XII (0.80)	115,287.098	14.43	1,663,593
Qualified XII (0.85)	231,815.405	18.68	4,330,312
Qualified XII (0.90)	12,183.338	13.78	167,886
Qualified XII (0.95)	119,985.602	18.41	2,208,935
Qualified XII (1.00)	612,101.769	18.28	11,189,220
Qualified XII (1.05)	27,364.518	18.14	496,392
Qualified XII (1.10)	35,372.830	18.01	637,065

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XII (1.15)	16,641.390	$ 17.88	$ 297,548
Qualified XII (1.20)	8,854.779	17.75	157,172
Qualified XII (1.25)	27,179.217	17.62	478,898
Qualified XII (1.30)	1,117.431	17.49	19,544
Qualified XII (1.40)	8,700.626	17.24	149,999
Qualified XII (1.45)	580.705	17.11	9,936
Qualified XII (1.50)	478.750	16.99	8,134
Qualified XV	13,316.297	28.55	380,180
Qualified XVI	19,312.885	26.45	510,826
Qualified XVIII	3,956.175	11.90	47,078
Qualified XXVI	1,863.381	28.37	52,864
Qualified XXVII	848,241.376	34.13	28,950,478
Qualified XXVIII	258,894.512	34.07	8,820,536
Qualified XXXII	2,174.370	13.23	28,767
Qualified XXXIV	29,576.854	9.09	268,854
Qualified XXXVI	5,868.857	11.72	68,783
Qualified XXXVIII	34,690.442	9.25	320,887
Qualified XLIII	386.977	9.09	3,518
Qualified LIV	20,641.160	12.71	262,349
Qualified LVI	25,041.229	13.00	325,536
	4,051,705.760		$ 93,417,297
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,595.050	$ 9.91	$ 75,267

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	42,939.902	$11.44 to $12.73	$ 534,977
Contracts in accumulation period:
ING Custom Choice 62	802.750	12.12	9,729
ING Custom Choice 65	7,531.200	11.57	87,136
Qualified V	1,613.539	16.14	26,043
Qualified VI	1,876,826.014	16.61	31,174,080
Qualified VII	25,397.674	14.11	358,361
Qualified VIII	5,880.687	14.00	82,330
Qualified IX	2,537.923	14.23	36,115
Qualified X (1.15)	66,096.646	16.90	1,117,033
Qualified X (1.25)	150,185.856	16.61	2,494,587
Qualified XII (0.00)	96.116	12.22	1,175
Qualified XII (0.05)	15,051.029	18.72	281,755
Qualified XII (0.10)	106.152	12.07	1,281
Qualified XII (0.20)	37,523.929	11.91	446,910
Qualified XII (0.25)	26,291.722	11.84	311,294
Qualified XII (0.30)	45,093.215	11.76	530,296
Qualified XII (0.35)	6,249.130	11.69	73,052
Qualified XII (0.40)	5,836.059	11.68	68,165
Qualified XII (0.45)	676.721	11.54	7,809

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XII (0.50)	110,905.418	$ 12.07	$ 1,338,628
Qualified XII (0.55)	54,941.545	11.40	626,334
Qualified XII (0.60)	31,266.682	11.33	354,252
Qualified XII (0.65)	154,072.306	11.26	1,734,854
Qualified XII (0.70)	69,470.428	11.19	777,374
Qualified XII (0.75)	106,652.846	11.12	1,185,980
Qualified XII (0.80)	193,916.118	12.23	2,371,594
Qualified XII (0.85)	378,086.710	11.09	4,192,982
Qualified XII (0.90)	11,193.406	11.76	131,634
Qualified XII (0.95)	267,839.124	10.93	2,927,482
Qualified XII (1.00)	367,436.493	10.85	3,986,686
Qualified XII (1.05)	17,404.104	10.77	187,442
Qualified XII (1.10)	27,771.681	10.69	296,879
Qualified XII (1.15)	50,722.435	10.61	538,165
Qualified XII (1.20)	3,803.937	10.54	40,094
Qualified XII (1.25)	29,650.893	10.46	310,148
Qualified XII (1.35)	43.729	10.31	451
Qualified XII (1.40)	16,520.562	10.23	169,005
Qualified XII (1.45)	1,518.740	10.16	15,430
Qualified XII (1.50)	198.158	10.08	1,997
Qualified XIII	446.012	17.36	7,743
Qualified XV	14,810.755	17.33	256,670
Qualified XVI	53,063.509	16.05	851,669
Qualified XVII	23,020.447	16.61	382,370
Qualified XVIII	8,848.241	16.61	146,969
Qualified XIX	10,063.076	10.97	110,392
Qualified XX	1,220.947	14.40	17,582
Qualified XXVI	2,935.347	17.22	50,547
Qualified XXVII	619,704.932	16.16	10,014,432
Qualified XXVIII	237,854.061	16.14	3,838,965
Qualified XXX	28,575.320	14.05	401,483
Qualified XXXII	46,811.780	12.40	580,466
Qualified XXXIV	16,398.479	8.44	138,403
Qualified XXXVI	26,477.909	11.66	308,732
Qualified XXXVIII	54,881.094	8.60	471,977
Qualified XLIII	259.999	8.45	2,197
Qualified LIV	28,157.109	11.40	320,991
Qualified LVI	113,558.784	11.66	1,324,095
	5,497,239.380		$ 78,055,222
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	1,688.920	$ 9.55	$ 16,129

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,540.474	$ 10.74	$ 306,525

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	107,024.888	$11.23 to $12.73	$ 1,360,369
Contracts in accumulation period:
ING Custom Choice 62	5,358.202	11.85	63,495
ING Custom Choice 65	4,346.760	11.19	48,640
ING MAP PLUS NP4	13,818.824	12.36	170,801
ING MAP PLUS NP9	33,910.633	12.15	412,014
ING MAP PLUS NP10	6,152.736	12.11	74,510
ING MAP PLUS NP11	25,942.840	12.07	313,130
ING MAP PLUS NP13	1,506.522	11.98	18,048
ING MAP PLUS NP14	48.963	11.94	585
ING MAP PLUS NP15	10,209.012	11.90	121,487
ING MAP PLUS NP17	13,633.398	11.82	161,147
ING MAP PLUS NP18	6.757	11.78	80
ING MAP PLUS NP19	7,542.731	11.74	88,552
ING MAP PLUS NP20	209.097	11.70	2,446
ING MAP PLUS NP21	12,322.866	11.66	143,685
ING MAP PLUS NP24	439.581	11.54	5,073
ING MAP PLUS NP25	7.273	11.50	84
ING MAP PLUS NP26	675.147	11.46	7,737
ING MAP PLUS NP27	746.100	11.42	8,520
ING MAP PLUS NP28	77.736	11.38	885
ING MAP PLUS NP29	818.050	11.34	9,277
Qualified V	232.731	12.36	2,877
Qualified VI	964,021.144	12.53	12,079,185
Qualified X (1.15)	36,606.896	12.64	462,711
Qualified X (1.25)	162,806.755	12.53	2,039,969
Qualified XII (0.00)	243.790	13.97	3,406
Qualified XII (0.10)	132.388	13.85	1,834
Qualified XII (0.25)	5,181.911	13.67	70,837
Qualified XII (0.30)	17,067.088	13.61	232,283
Qualified XII (0.35)	475.710	13.55	6,446
Qualified XII (0.40)	12,904.612	13.49	174,083
Qualified XII (0.50)	128,059.537	13.37	1,712,156
Qualified XII (0.55)	32,140.902	13.31	427,795
Qualified XII (0.60)	13,652.460	13.26	181,032
Qualified XII (0.65)	208,756.890	13.20	2,755,591
Qualified XII (0.70)	21,504.615	13.14	282,571
Qualified XII (0.75)	197,946.688	13.09	2,591,122
Qualified XII (0.80)	73,376.271	13.03	956,093
Qualified XII (0.85)	174,898.348	12.97	2,268,432
Qualified XII (0.90)	51,408.660	12.92	664,200
Qualified XII (0.95)	129,080.923	12.86	1,659,981
Qualified XII (1.00)	502,699.202	12.80	6,434,550
Qualified XII (1.05)	15,854.147	12.75	202,140
Qualified XII (1.10)	35,135.562	12.69	445,870
Qualified XII (1.15)	19,493.948	12.64	246,404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service
Class (continued)
Qualified XII (1.20)	5,892.365	$ 12.58	$ 74,126
Qualified XII (1.25)	60,864.496	12.53	762,632
Qualified XII (1.30)	165.929	12.47	2,069
Qualified XII (1.35)	484.022	12.42	6,012
Qualified XII (1.40)	3,607.906	12.37	44,630
Qualified XII (1.45)	2,849.647	12.31	35,079
Qualified XV	1,502.460	12.86	19,322
Qualified XVI	28,294.516	12.26	346,891
Qualified XVII	1,227.690	12.53	15,383
Qualified XVIII	2,318.021	12.80	29,671
Qualified XXVI	1,319.218	12.92	17,044
Qualified XXVII	728,859.769	14.95	10,896,454
Qualified XXXII	3,894.738	12.32	47,983
Qualified XXXIII (0.65)	18,998.720	13.41	254,773
Qualified XXXIV	962.752	8.79	8,463
Qualified XXXVIII	45,383.374	8.96	406,635
Qualified XLIII	2,210.525	8.80	19,453
Qualified LIV	44,283.613	11.02	488,005
Qualified LVI	14,356.918	11.27	161,802
	4,015,955.973		$ 52,548,560
ING Van Kampen Equity and Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	43,474.820	$ 12.03	$ 523,002

ING Van Kampen Equity and Income Portfolio - Initial
Class
Currently payable annuity contracts:	320,953.611	$11.9 to $12.61	$ 4,040,657
Contracts in accumulation period:
ING Custom Choice 65	12,350.584	13.23	163,398
Qualified V	3,134.548	12.25	38,398
Qualified VI	6,290,892.816	12.37	77,818,344
Qualified VIII	8,583.104	12.36	106,087
Qualified X (1.15)	463,140.112	12.44	5,761,463
Qualified X (1.25)	529,145.209	12.37	6,545,526
Qualified XII (0.00)	79,129.452	13.31	1,053,213
Qualified XII (0.05)	105,836.549	13.81	1,461,603
Qualified XII (0.10)	607.389	13.23	8,036
Qualified XII (0.20)	229,146.197	13.58	3,111,805
Qualified XII (0.25)	159,124.068	13.55	2,156,131
Qualified XII (0.30)	842,148.255	13.08	11,015,299
Qualified XII (0.35)	12,300.212	13.47	165,684
Qualified XII (0.40)	64,320.547	13.41	862,539
Qualified XII (0.45)	131.370	12.96	1,703
Qualified XII (0.50)	610,510.796	13.40	8,180,845
Qualified XII (0.55)	170,068.107	13.27	2,256,804

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class (continued)
Qualified XII (0.60)	119,183.133	$ 13.23	$ 1,576,793
Qualified XII (0.65)	1,122,958.765	13.18	14,800,597
Qualified XII (0.70)	233,613.243	13.12	3,065,006
Qualified XII (0.75)	467,086.445	13.07	6,104,820
Qualified XII (0.80)	684,091.214	13.16	9,002,640
Qualified XII (0.85)	709,621.625	13.13	9,317,332
Qualified XII (0.90)	55,501.489	13.08	725,959
Qualified XII (0.95)	891,748.022	13.05	11,637,312
Qualified XII (1.00)	2,253,032.709	13.01	29,311,956
Qualified XII (1.05)	232,318.557	12.97	3,013,172
Qualified XII (1.10)	268,368.298	12.93	3,470,002
Qualified XII (1.15)	121,148.029	12.88	1,560,387
Qualified XII (1.20)	72,942.602	12.82	935,124
Qualified XII (1.25)	277,623.325	12.80	3,553,579
Qualified XII (1.30)	16,294.480	12.76	207,918
Qualified XII (1.35)	2,066.115	12.30	25,413
Qualified XII (1.40)	31,084.182	12.98	403,473
Qualified XII (1.45)	9,819.914	12.22	119,999
Qualified XII (1.50)	4,626.094	12.19	56,392
Qualified XV	17,902.546	12.59	225,393
Qualified XVI	153,796.247	12.19	1,874,776
Qualified XVIII	19,805.606	12.37	244,995
Qualified XXI	198,460.345	12.70	2,520,446
Qualified XXVI	12,141.139	12.63	153,343
Qualified XXVII	1,236,752.048	12.57	15,545,973
Qualified XXXII	13,886.542	12.37	171,777
Qualified XXXIII (0.65)	35,178.613	12.81	450,638
Qualified XXXIV	65,558.775	10.15	665,422
Qualified XXXVI	30,282.624	12.89	390,343
Qualified XXXVIII	90,749.519	10.34	938,350
Qualified XLIII	6,363.110	10.16	64,649
Qualified LIV	68,422.178	13.03	891,541
Qualified LVI	147,710.233	13.32	1,967,500
	19,571,660.692		$ 249,740,555
ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	0.038	$ 39.32	$ 2
Qualified XII (1.00)	5,324.990	40.23	214,224
	5,325.028		$ 214,226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Core Equity Research Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	6,175.359	$ 15.29	$ 94,421
ING MAP PLUS NP11	17.101	15.26	261
ING MAP PLUS NP17	732.388	15.17	11,110
ING MAP PLUS NP18	489.956	15.16	7,428
ING MAP PLUS NP19	107.804	15.14	1,632
ING MAP PLUS NP21	860.139	15.11	12,997
ING MAP PLUS NP23	168.222	15.08	2,537
ING MAP PLUS NP25	1,782.519	15.05	26,827
ING MAP PLUS NP26	1,152.464	15.04	17,333
ING MAP PLUS NP28	993.073	15.01	14,906
ING MAP PLUS NP29	693.205	14.99	10,391
	13,172.230		$ 199,843
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	88,411.708	$11.64 to $18.79	$ 1,106,931
Contracts in accumulation period:
ING Custom Choice 62	2,102.996	12.01	25,257
ING Custom Choice 65	326.013	11.89	3,876
ING MAP PLUS NP1	11,970.010	12.53	149,984
ING MAP PLUS NP4	2,855.427	12.40	35,407
ING MAP PLUS NP6	12,849.534	12.31	158,178
ING MAP PLUS NP9	6,201.396	12.19	75,595
ING MAP PLUS NP10	2,870.428	12.14	34,847
ING MAP PLUS NP11	30,227.712	12.10	365,755
ING MAP PLUS NP12	15,673.784	12.06	189,026
ING MAP PLUS NP13	2,679.116	12.02	32,203
ING MAP PLUS NP14	754.857	11.98	9,043
ING MAP PLUS NP15	38,428.888	11.94	458,841
ING MAP PLUS NP16	4,824.519	11.90	57,412
ING MAP PLUS NP17	7,874.405	11.85	93,312
ING MAP PLUS NP18	9.469	11.81	112
ING MAP PLUS NP19	10,495.413	11.77	123,531
ING MAP PLUS NP20	1,284.241	11.73	15,064
ING MAP PLUS NP21	17,735.224	11.69	207,325
ING MAP PLUS NP22	6,431.402	11.65	74,926
ING MAP PLUS NP23	4,114.320	11.61	47,767
ING MAP PLUS NP25	30,261.985	11.53	348,921
ING MAP PLUS NP26	4,565.939	11.49	52,463
ING MAP PLUS NP30	2,043.375	11.33	23,151
Qualified V	269.883	18.34	4,950
Qualified VI	355,571.712	18.79	6,681,192
Qualified X (1.15)	42,456.689	19.17	813,895
Qualified X (1.25)	36,538.033	18.87	689,473
Qualified XII (0.00)	795.816	15.48	12,319
Qualified XII (0.05)	7,881.139	21.17	166,844
Qualified XII (0.10)	8.966	15.28	137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
(continued)
Qualified XII (0.25)	2,171.105	$ 15.00	$ 32,567
Qualified XII (0.30)	32,301.080	14.90	481,286
Qualified XII (0.35)	220.457	14.81	3,265
Qualified XII (0.40)	26,832.895	19.15	513,850
Qualified XII (0.45)	20.574	14.62	301
Qualified XII (0.50)	142,906.782	14.85	2,122,166
Qualified XII (0.55)	10,139.233	14.44	146,411
Qualified XII (0.60)	9,720.185	14.35	139,485
Qualified XII (0.65)	13,344.196	14.26	190,288
Qualified XII (0.70)	22,439.035	14.17	317,961
Qualified XII (0.75)	88,433.790	14.08	1,245,148
Qualified XII (0.80)	43,932.329	14.51	637,458
Qualified XII (0.85)	57,598.773	18.18	1,047,146
Qualified XII (0.90)	6,872.068	14.24	97,858
Qualified XII (0.95)	75,341.627	17.91	1,349,369
Qualified XII (1.00)	213,346.804	17.78	3,793,306
Qualified XII (1.05)	17,769.852	17.65	313,638
Qualified XII (1.10)	37,455.169	17.52	656,215
Qualified XII (1.15)	22,239.687	17.40	386,971
Qualified XII (1.20)	4,774.881	17.27	82,462
Qualified XII (1.25)	36,531.103	17.14	626,143
Qualified XII (1.30)	522.447	17.02	8,892
Qualified XII (1.40)	16,092.238	16.77	269,867
Qualified XII (1.45)	1,891.968	16.65	31,501
Qualified XII (1.50)	227.984	16.53	3,769
Qualified XV	1,460.386	19.60	28,624
Qualified XVI	13,429.691	18.16	243,883
Qualified XVII	11,512.605	19.71	226,913
Qualified XVIII	26,236.901	19.79	519,228
Qualified XXVI	895.639	19.78	17,716
Qualified XXVII	77,256.297	19.28	1,489,501
Qualified XXVIII	21,017.091	19.25	404,579
Qualified XXXII	1,717.077	11.99	20,588
Qualified XXXIII (0.65)	7,205.128	13.16	94,819
Qualified XXXIV	5,922.821	9.82	58,162
Qualified XXXVI	8,801.924	13.29	116,978
Qualified XXXVIII	2,188.744	10.01	21,909
Qualified LIV	6,830.070	11.72	80,048
Qualified LVI	60,381.636	11.99	723,976
	1,876,496.671		$ 30,601,984

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	53,768.449	$9.91 to $12.94	$ 661,816
Contracts in accumulation period:
ING Custom Choice 65	5,303.918	11.65	61,791
ING MAP PLUS NP1	18,031.179	12.42	223,947
ING MAP PLUS NP4	66,202.582	12.29	813,630
ING MAP PLUS NP6	14,153.193	12.21	172,810
ING MAP PLUS NP9	12,323.565	12.08	148,869
ING MAP PLUS NP10	2,001.453	12.04	24,097
ING MAP PLUS NP11	35,797.424	12.00	429,569
ING MAP PLUS NP12	27,141.641	11.96	324,614
ING MAP PLUS NP13	269.052	11.92	3,207
ING MAP PLUS NP14	1,751.537	11.88	20,808
ING MAP PLUS NP15	57,450.405	11.83	679,638
ING MAP PLUS NP16	1,057.722	11.79	12,471
ING MAP PLUS NP17	37,225.915	11.75	437,404
ING MAP PLUS NP18	294.328	11.71	3,447
ING MAP PLUS NP19	9,849.153	11.67	114,940
ING MAP PLUS NP20	11,324.420	11.63	131,703
ING MAP PLUS NP21	34,751.790	11.59	402,773
ING MAP PLUS NP22	1,305.326	11.55	15,077
ING MAP PLUS NP23	747.218	11.51	8,600
ING MAP PLUS NP25	18,569.840	11.43	212,253
ING MAP PLUS NP26	2,235.597	11.39	25,463
ING MAP PLUS NP28	0.777	11.32	9
ING MAP PLUS NP29	0.551	11.28	6
ING MAP PLUS NP30	1,709.171	11.24	19,211
Qualified V	1,361.158	18.41	25,059
Qualified VI	1,175,202.841	18.86	22,164,326
Qualified VIII	8.584	18.84	162
Qualified X (1.15)	92,843.244	19.70	1,829,012
Qualified X (1.25)	61,445.074	19.40	1,192,034
Qualified XII (0.00)	3,167.492	13.17	41,716
Qualified XII (0.05)	6,798.505	21.25	144,468
Qualified XII (0.20)	371.569	12.84	4,771
Qualified XII (0.25)	3,362.553	12.76	42,906
Qualified XII (0.30)	36,876.864	12.68	467,599
Qualified XII (0.35)	1,090.002	12.60	13,734
Qualified XII (0.40)	15,293.917	18.52	283,243
Qualified XII (0.50)	349,911.465	12.80	4,478,867
Qualified XII (0.55)	76,325.056	12.29	938,035
Qualified XII (0.60)	34,093.399	12.21	416,280
Qualified XII (0.65)	72,963.982	12.13	885,053
Qualified XII (0.70)	66,108.930	12.06	797,274
Qualified XII (0.75)	157,736.657	11.98	1,889,685
Qualified XII (0.80)	74,677.335	12.66	945,415
Qualified XII (0.85)	169,435.166	17.58	2,978,670

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified XII (0.90)	24,486.658	$ 12.33	$ 301,920
Qualified XII (0.95)	149,983.997	17.33	2,599,223
Qualified XII (1.00)	364,440.027	17.20	6,268,368
Qualified XII (1.05)	61,003.345	17.08	1,041,937
Qualified XII (1.10)	65,277.414	16.95	1,106,452
Qualified XII (1.15)	53,867.074	16.83	906,583
Qualified XII (1.20)	9,427.340	16.70	157,437
Qualified XII (1.25)	53,890.826	16.58	893,510
Qualified XII (1.30)	49.987	16.46	823
Qualified XII (1.40)	19,501.136	16.22	316,308
Qualified XII (1.45)	1,167.188	16.10	18,792
Qualified XII (1.50)	1,654.880	15.99	26,462
Qualified XIII	330.775	19.71	6,520
Qualified XV	4,565.810	19.68	89,855
Qualified XVI	32,169.519	18.23	586,450
Qualified XVIII	2,490.920	20.34	50,665
Qualified XXII	1,446.319	20.64	29,852
Qualified XXVI	86.677	19.85	1,721
Qualified XXVII	162,335.561	19.36	3,142,816
Qualified XXVIII	112,219.393	19.32	2,168,079
Qualified XXXII	5,808.955	12.10	70,288
Qualified XXXIII (0.65)	5,423.931	12.67	68,721
Qualified XXXIV	26,434.969	8.78	232,099
Qualified XXXVI	9,032.855	12.80	115,621
Qualified XXXVIII	18,817.160	8.95	168,414
Qualified XLIII	112.811	8.79	992
Qualified LIV	19,979.844	11.48	229,369
Qualified LVI	38,078.561	11.75	447,423
	4,056,423.931		$ 65,533,162
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	90,420.487	$10.69 to $13.23	$ 1,115,811
Contracts in accumulation period:
ING Custom Choice 65	919.690	11.76	10,816
ING MAP PLUS NP1	12,441.429	12.48	155,269
ING MAP PLUS NP4	13,263.914	12.35	163,809
ING MAP PLUS NP6	35,842.807	12.26	439,433
ING MAP PLUS NP9	19,794.713	12.14	240,308
ING MAP PLUS NP10	1,167.203	12.09	14,111
ING MAP PLUS NP11	39,860.108	12.05	480,314
ING MAP PLUS NP12	109,460.985	12.01	1,314,626
ING MAP PLUS NP13	1,409.117	11.97	16,867
ING MAP PLUS NP14	3,800.172	11.93	45,336
ING MAP PLUS NP15	59,380.046	11.89	706,029
ING MAP PLUS NP16	3,231.906	11.85	38,298
ING MAP PLUS NP17	61,440.504	11.81	725,612
ING MAP PLUS NP18	633.100	11.76	7,445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
ING MAP PLUS NP19	17,626.270	$ 11.72	$ 206,580
ING MAP PLUS NP20	6,742.691	11.68	78,755
ING MAP PLUS NP21	15,703.367	11.64	182,787
ING MAP PLUS NP22	6,854.610	11.60	79,513
ING MAP PLUS NP23	6,385.091	11.56	73,812
ING MAP PLUS NP25	16,712.152	11.48	191,856
ING MAP PLUS NP26	23,576.805	11.44	269,719
ING MAP PLUS NP30	5,569.564	11.29	62,880
Qualified V	1,181.135	18.14	21,426
Qualified VI	959,015.977	18.59	17,828,107
Qualified VIII	365.458	18.57	6,787
Qualified X (1.15)	50,996.042	19.33	985,753
Qualified X (1.25)	61,830.569	19.03	1,176,636
Qualified XII (0.00)	2,177.314	14.04	30,569
Qualified XII (0.05)	3,574.737	20.95	74,891
Qualified XII (0.20)	154.586	13.69	2,116
Qualified XII (0.25)	11,931.011	13.60	162,262
Qualified XII (0.30)	31,739.379	13.52	429,116
Qualified XII (0.35)	2,398.193	13.43	32,208
Qualified XII (0.40)	49,962.862	18.56	927,311
Qualified XII (0.45)	33.529	13.27	445
Qualified XII (0.50)	344,429.366	13.57	4,673,906
Qualified XII (0.55)	275,952.548	13.10	3,614,978
Qualified XII (0.60)	21,475.144	13.02	279,606
Qualified XII (0.65)	103,271.894	12.93	1,335,306
Qualified XII (0.70)	57,252.594	12.85	735,696
Qualified XII (0.75)	200,997.158	12.77	2,566,734
Qualified XII (0.80)	85,766.803	13.38	1,147,560
Qualified XII (0.85)	91,533.883	17.62	1,612,827
Qualified XII (0.90)	15,937.772	13.05	207,988
Qualified XII (0.95)	183,253.715	17.36	3,181,284
Qualified XII (1.00)	230,541.124	17.23	3,972,224
Qualified XII (1.05)	35,683.466	17.11	610,544
Qualified XII (1.10)	83,120.143	16.98	1,411,380
Qualified XII (1.15)	59,499.899	16.86	1,003,168
Qualified XII (1.20)	14,387.633	16.74	240,849
Qualified XII (1.25)	83,733.833	16.61	1,390,819
Qualified XII (1.30)	367.690	16.49	6,063
Qualified XII (1.40)	21,537.978	16.25	349,992
Qualified XII (1.45)	790.741	16.13	12,755
Qualified XII (1.50)	1,232.127	16.02	19,739
Qualified XIII	288.668	19.43	5,609
Qualified XV	3,768.504	19.39	73,071
Qualified XVI	19,330.735	17.97	347,373
Qualified XVIII	3,238.586	19.96	64,642
Qualified XXII	509.121	20.34	10,356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XXVII	123,450.814	$ 19.08	$ 2,355,442
Qualified XXVIII	55,425.205	19.04	1,055,296
Qualified XXXII	1,783.695	12.05	21,494
Qualified XXXIII (0.65)	2,283.097	12.90	29,452
Qualified XXXIV	18,945.893	9.26	175,439
Qualified XXXVI	5,119.718	13.03	66,710
Qualified XXXVIII	13,918.985	9.43	131,256
Qualified LIV	7,994.983	11.60	92,742
Qualified LVI	33,756.508	11.87	400,690
	3,928,177.546		$ 61,500,603
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	62,112.388	$ 9.75	$ 605,596

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,186,980.284	$11.64 to $312.14	$ 87,704,728
Contracts in accumulation period:
ING Custom Choice 62	5,457.709	12.51	68,276
ING Custom Choice 65	110,055.637	12.47	1,372,394
ING MAP PLUS NP28	64.597	11.13	719
Qualified I	24,288.504	301.09	7,313,026
Qualified V	948.712	22.73	21,564
Qualified VI	20,431,687.700	23.22	474,423,788
Qualified VII	1,771,297.718	22.05	39,057,115
Qualified VIII	13,901.975	21.54	299,449
Qualified IX	4,053.881	22.92	92,915
Qualified X (1.15)	1,031,140.301	23.63	24,365,845
Qualified X (1.25)	2,878,411.777	23.22	66,836,721
Qualified XII (0.05)	127,704.946	26.16	3,340,761
Qualified XII (0.10)	186.974	10.81	2,021
Qualified XII (0.20)	130,630.640	10.67	1,393,829
Qualified XII (0.25)	310,415.934	10.61	3,293,513
Qualified XII (0.30)	570,426.867	10.54	6,012,299
Qualified XII (0.35)	79,285.067	10.47	830,115
Qualified XII (0.40)	126,979.656	17.16	2,178,971
Qualified XII (0.45)	2,350.939	10.34	24,309
Qualified XII (0.50)	1,160,833.606	10.80	12,537,003
Qualified XII (0.55)	605,018.080	10.21	6,177,235
Qualified XII (0.60)	532,361.379	10.15	5,403,468
Qualified XII (0.65)	1,228,018.458	10.08	12,378,426
Qualified XII (0.70)	545,562.650	10.02	5,466,538
Qualified XII (0.75)	1,393,253.420	9.96	13,876,804
Qualified XII (0.80)	2,830,960.887	10.85	30,715,926
Qualified XII (0.85)	2,660,094.647	16.29	43,332,942
Qualified XII (0.90)	307,381.612	10.43	3,205,990
Qualified XII (0.95)	1,862,271.707	16.05	29,889,461

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Qualified XII (1.00)	3,499,680.620	$ 15.94	$ 55,784,909
Qualified XII (1.05)	192,442.944	15.82	3,044,447
Qualified XII (1.10)	278,415.910	15.71	4,373,914
Qualified XII (1.15)	539,590.547	15.59	8,412,217
Qualified XII (1.20)	42,546.950	15.48	658,627
Qualified XII (1.25)	113,419.008	15.36	1,742,116
Qualified XII (1.30)	8,805.959	15.25	134,291
Qualified XII (1.35)	377.264	15.14	5,712
Qualified XII (1.40)	53,945.697	15.03	810,804
Qualified XII (1.45)	3,361.062	14.92	50,147
Qualified XII (1.50)	10,331.905	14.81	153,016
Qualified XIII	1,455.721	24.26	35,316
Qualified XV	51,247.142	24.22	1,241,206
Qualified XVI	421,800.286	22.44	9,465,198
Qualified XVII	1,036,940.024	24.02	24,907,299
Qualified XVIII	1,162,903.780	24.02	27,932,949
Qualified XIX	4,874.821	311.48	1,518,409
Qualified XX	24,681.957	235.28	5,807,171
Qualified XXII	674.588	25.41	17,141
Qualified XXVI	14,054.066	24.44	343,481
Qualified XXVII	464,419.484	233.35	108,372,287
Qualified XXVIII	21,241.254	232.93	4,947,725
Qualified XXIX	847.089	227.43	192,654
Qualified XXX	19,541.288	221.78	4,333,867
Qualified XXXII	345,828.701	12.77	4,416,233
Qualified XXXIV	144,274.097	8.93	1,288,368
Qualified XXXVI	173,497.980	11.61	2,014,312
Qualified XXXVIII	425,771.947	9.09	3,870,267
Qualified XLII	353,961.712	9.09	3,217,512
Qualified XLIII	24,624.723	8.93	219,899
Qualified LIV	215,934.277	12.29	2,653,832
Qualified LVI	1,115,684.236	12.58	14,035,308
	52,699,203.303		$ 1,177,616,785
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	14,705.358	$ 14.09	$ 207,198
ING MAP PLUS NP17	613.177	13.98	8,572
ING MAP PLUS NP18	6.563	13.97	92
ING MAP PLUS NP21	2,258.541	13.94	31,484
ING MAP PLUS NP23	1,420.033	13.92	19,767
ING MAP PLUS NP24	156.468	13.90	2,175
ING MAP PLUS NP29	6.630	13.85	92
Qualified XII (0.00)	39.313	9.95	391
Qualified XII (0.25)	162.043	9.87	1,599
Qualified XII (0.50)	121,555.807	9.79	1,190,031
Qualified XII (0.75)	528.846	9.70	5,130
	141,452.779		$ 1,466,531

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.25)	17,588.272	$ 10.57	$ 185,908

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	45,886.283	$ 10.35	$ 474,923
Qualified X (1.25)	88,421.730	10.35	915,165
Qualified XVIII	22,770.607	10.36	235,903
Qualified XXXII	21,368.025	10.35	221,159
	178,446.645		$ 1,847,150
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	32,508.003	$ 10.32	$ 335,483
Qualified X (1.25)	25,054.879	10.32	258,566
Qualified XVIII	1,537.090	10.33	15,878
Qualified XXVII	50,875.995	10.63	540,812
Qualified XXVIII	24,745.620	10.79	267,005
Qualified XXXII	248.170	10.32	2,561
	134,969.757		$ 1,420,305
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	12,029.924	$ 10.36	$ 124,630
Qualified X (1.25)	6,313.404	10.36	65,407
Qualified XVIII	14,624.595	10.37	151,657
Qualified XXXII	764.111	10.36	7,916
	33,732.034		$ 349,610
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	4,969.451	$ 10.45	$ 51,931
Qualified X (1.25)	8,277.504	10.45	86,500
Qualified XXXII	29.213	10.45	305
	13,276.168		$ 138,736
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	1,059.552	$ 10.31	$ 10,924
Qualified X (1.25)	5,075.512	10.31	52,329
	6,135.064		$ 63,253
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,152.203	$ 10.57	$ 22,749
Qualified X (1.25)	822.854	10.56	8,689
	2,975.057		$ 31,438

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,643.754	$ 16.08	$ 26,432
ING Custom Choice 65	6,972.013	17.23	120,128
ING MAP PLUS NP6	470.866	14.52	6,837
ING MAP PLUS NP9	6,033.229	14.37	86,698
ING MAP PLUS NP11	3,853.992	14.27	54,996
ING MAP PLUS NP12	4,361.589	14.22	62,022
ING MAP PLUS NP14	296.317	14.12	4,184
ING MAP PLUS NP15	1,822.581	14.07	25,644
ING MAP PLUS NP16	872.136	14.02	12,227
ING MAP PLUS NP17	79.345	13.98	1,109
ING MAP PLUS NP18	774.786	13.93	10,793
ING MAP PLUS NP19	59.939	13.88	832
ING MAP PLUS NP20	7,620.738	13.83	105,395
ING MAP PLUS NP21	3,987.031	13.78	54,941
ING MAP PLUS NP23	1,849.682	13.69	25,322
ING MAP PLUS NP24	352.605	13.64	4,810
ING MAP PLUS NP25	3,254.140	13.60	44,256
ING MAP PLUS NP26	1,737.751	13.55	23,547
ING MAP PLUS NP29	47.367	13.41	635
ING MAP PLUS NP36	105.848	13.09	1,386
Qualified V	2,276.771	5.11	11,634
Qualified VI	2,655,187.398	5.20	13,806,974
Qualified X (1.15)	107,208.912	5.25	562,847
Qualified X (1.25)	184,261.387	5.20	958,159
Qualified XII (0.00)	9,797.109	5.94	58,195
Qualified XII (0.05)	135,320.062	5.79	783,503
Qualified XII (0.20)	3,237.651	5.81	18,811
Qualified XII (0.25)	28,158.260	5.78	162,755
Qualified XII (0.30)	106,181.108	5.75	610,541
Qualified XII (0.40)	103,505.279	5.69	588,945
Qualified XII (0.50)	673,884.179	5.63	3,793,968
Qualified XII (0.55)	51,989.196	5.60	291,140
Qualified XII (0.60)	28,027.032	5.57	156,111
Qualified XII (0.65)	615,303.347	5.54	3,408,781
Qualified XII (0.70)	41,263.739	5.51	227,363
Qualified XII (0.75)	257,563.540	5.48	1,411,448
Qualified XII (0.80)	508,709.941	5.45	2,772,469
Qualified XII (0.85)	416,072.635	5.42	2,255,114
Qualified XII (0.90)	21,368.699	5.39	115,177
Qualified XII (0.95)	273,608.808	5.36	1,466,543
Qualified XII (1.00)	1,005,789.197	5.34	5,370,914
Qualified XII (1.05)	20,591.631	5.31	109,342
Qualified XII (1.10)	79,444.362	5.28	419,466
Qualified XII (1.15)	29,215.312	5.25	153,380
Qualified XII (1.20)	13,633.929	5.22	71,169

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XII (1.25)	117,011.690	$ 5.19	$ 607,291
Qualified XII (1.30)	1,670.857	5.17	8,638
Qualified XII (1.35)	228.210	5.14	1,173
Qualified XII (1.40)	13,185.791	5.11	67,379
Qualified XII (1.45)	2,218.722	5.08	11,271
Qualified XII (1.50)	195.672	5.06	990
Qualified XV	15,400.006	5.37	82,698
Qualified XVI	59,807.257	5.06	302,625
Qualified XVII	3,320.546	5.29	17,566
Qualified XVIII	13,474.013	5.34	71,951
Qualified XXI	130,157.921	5.45	709,361
Qualified XXVI	4,212.205	5.47	23,041
Qualified XXVII	1,306,052.107	5.22	6,817,592
Qualified XXXII	615.173	14.43	8,877
Qualified XXXIV	1,840.195	10.43	19,193
Qualified XXXVI	11,014.254	13.38	147,371
Qualified XXXVIII	11,591.432	10.63	123,217
Qualified XLIII	1,922.165	10.44	20,067
Qualified LIV	15,939.127	16.99	270,806
Qualified LVI	49,611.763	17.38	862,252
	9,177,264.299		$ 50,430,302
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	265,558.477	$8.16 to $19.23	$ 3,253,666
Contracts in accumulation period:
ING Custom Choice 62	9,867.098	11.58	114,261
ING Custom Choice 65	28,227.512	11.48	324,052
ING MAP PLUS NP1	7,655.516	11.82	90,488
ING MAP PLUS NP3	512.767	11.73	6,015
ING MAP PLUS NP4	19,493.439	11.69	227,878
ING MAP PLUS NP6	137.998	11.61	1,602
ING MAP PLUS NP8	32,982.503	11.53	380,288
ING MAP PLUS NP9	85,564.905	11.49	983,141
ING MAP PLUS NP10	18,578.196	11.45	212,720
ING MAP PLUS NP11	12,737.833	11.41	145,339
ING MAP PLUS NP13	1,961.128	11.34	22,239
ING MAP PLUS NP14	5,140.420	11.30	58,087
ING MAP PLUS NP15	6,347.503	11.26	71,473
ING MAP PLUS NP17	7,138.900	11.18	79,813
ING MAP PLUS NP18	5,016.969	11.14	55,889
ING MAP PLUS NP20	8,840.016	11.07	97,859
ING MAP PLUS NP21	20,670.270	11.03	227,993
ING MAP PLUS NP22	649.023	10.99	7,133
ING MAP PLUS NP23	943.836	10.95	10,335
ING MAP PLUS NP24	826.230	10.91	9,014
ING MAP PLUS NP25	1,923.540	10.88	20,928
ING MAP PLUS NP26	2,410.227	10.84	26,127
ING MAP PLUS NP27	4,521.738	10.80	48,835

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
ING MAP PLUS NP28	542.743	$ 10.76	$ 5,840
ING MAP PLUS NP29	3.847	10.73	41
ING MAP PLUS NP30	1,800.378	10.69	19,246
ING MAP PLUS NP32	292.583	10.62	3,107
Qualified V	16,487.759	18.80	309,970
Qualified VI	4,978,831.467	19.23	95,742,929
Qualified VIII	3,435.941	19.21	66,004
Qualified X (1.15)	258,852.818	19.51	5,050,218
Qualified X (1.25)	306,361.688	19.23	5,891,335
Qualified XII (0.00)	464.473	13.50	6,270
Qualified XII (0.05)	147,693.298	21.66	3,199,037
Qualified XII (0.10)	293.694	13.33	3,915
Qualified XII (0.20)	71,810.475	13.16	945,026
Qualified XII (0.25)	46,526.913	13.08	608,572
Qualified XII (0.30)	136,641.004	12.99	1,774,967
Qualified XII (0.35)	36,463.663	12.91	470,746
Qualified XII (0.40)	126,210.668	21.46	2,708,481
Qualified XII (0.45)	742.789	12.75	9,471
Qualified XII (0.50)	573,608.514	13.47	7,726,507
Qualified XII (0.55)	168,149.979	12.59	2,117,008
Qualified XII (0.60)	118,344.726	12.51	1,480,493
Qualified XII (0.65)	533,668.244	12.43	6,633,496
Qualified XII (0.70)	226,176.225	12.35	2,793,276
Qualified XII (0.75)	541,293.970	12.28	6,647,090
Qualified XII (0.80)	839,034.351	13.61	11,419,258
Qualified XII (0.85)	804,574.722	20.36	16,381,141
Qualified XII (0.90)	104,992.717	13.04	1,369,105
Qualified XII (0.95)	485,146.834	20.07	9,736,897
Qualified XII (1.00)	2,273,302.860	19.93	45,306,926
Qualified XII (1.05)	46,240.684	19.79	915,103
Qualified XII (1.10)	150,348.644	19.65	2,954,351
Qualified XII (1.15)	159,467.291	19.51	3,111,207
Qualified XII (1.20)	29,869.716	19.37	578,576
Qualified XII (1.25)	134,962.652	19.23	2,595,332
Qualified XII (1.30)	3,773.724	19.09	72,040
Qualified XII (1.35)	0.917	18.96	17
Qualified XII (1.40)	15,882.854	18.82	298,915
Qualified XII (1.45)	3,706.566	18.69	69,276
Qualified XII (1.50)	2,890.622	18.56	53,650
Qualified XV	23,090.718	20.06	463,200
Qualified XVI	103,533.749	18.58	1,923,657
Qualified XVII	14,573.121	19.49	284,030
Qualified XVIII	28,068.115	20.17	566,134
Qualified XXVI	6,890.835	20.24	139,470
Qualified XXVII	1,430,669.888	19.73	28,227,117
Qualified XXVIII	373,506.337	19.70	7,358,075
Qualified XXXII	19,640.995	11.76	230,978

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I (continued)
Qualified XXXIII (0.65)	8,036.401	$ 11.47	$ 92,178
Qualified XXXIV	13,230.109	8.54	112,985
Qualified XXXVI	63,887.551	11.59	740,457
Qualified XXXVIII	156,505.578	8.70	1,361,599
Qualified XLIII	7,440.543	8.55	63,617
Qualified LIV	114,036.912	11.32	1,290,898
Qualified LVI	321,791.102	11.58	3,726,341
	16,581,501.011		$ 292,130,750
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	33,126.829	$ 10.52	$ 348,494

ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	180,755.653	$ 14.12	$ 2,552,270
Contracts in accumulation period:
ING Custom Choice 62	8,394.183	13.97	117,267
ING Custom Choice 65	7,028.541	13.20	92,777
ING MAP PLUS NP1	15,875.266	14.28	226,699
ING MAP PLUS NP8	63,324.697	13.94	882,746
ING MAP PLUS NP9	12,135.846	13.89	168,567
ING MAP PLUS NP10	23,837.762	13.84	329,915
ING MAP PLUS NP11	6,753.509	13.79	93,131
ING MAP PLUS NP12	15,070.873	13.75	207,224
ING MAP PLUS NP13	2,007.501	13.70	27,503
ING MAP PLUS NP14	22,350.406	13.65	305,083
ING MAP PLUS NP15	14,369.284	13.61	195,566
ING MAP PLUS NP16	550.880	13.56	7,470
ING MAP PLUS NP17	6,449.828	13.51	87,137
ING MAP PLUS NP18	2,983.558	13.47	40,189
ING MAP PLUS NP19	5,826.136	13.42	78,187
ING MAP PLUS NP21	4,001.959	13.33	53,346
ING MAP PLUS NP22	159.400	13.28	2,117
ING MAP PLUS NP23	2,010.924	13.23	26,605
ING MAP PLUS NP24	618.191	13.19	8,154
ING MAP PLUS NP25	1,661.444	13.14	21,831
ING MAP PLUS NP26	1,573.280	13.10	20,610
ING MAP PLUS NP27	91.732	13.05	1,197
ING MAP PLUS NP28	1,784.808	13.01	23,220
ING MAP PLUS NP29	5,965.663	12.96	77,315
ING MAP PLUS NP30	1,542.073	12.92	19,924
ING MAP PLUS NP32	722.790	12.83	9,273
ING MAP PLUS NP35	0.457	12.70	6
Qualified V	2,187.614	21.98	48,084
Qualified VI	2,749,008.262	22.43	61,660,255
Qualified VIII	446.886	22.41	10,015
Qualified X (1.15)	83,893.253	22.72	1,906,055
Qualified X (1.25)	230,314.913	22.43	5,165,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.00)	2,914.366	$ 26.88	$ 78,338
Qualified XII (0.05)	224,055.872	25.17	5,639,486
Qualified XII (0.10)	35.243	26.55	936
Qualified XII (0.20)	32,932.270	26.22	863,484
Qualified XII (0.25)	149,805.627	26.05	3,902,437
Qualified XII (0.30)	120,366.174	25.89	3,116,280
Qualified XII (0.35)	14,634.425	25.72	376,397
Qualified XII (0.40)	192,387.942	24.91	4,792,384
Qualified XII (0.50)	406,844.679	24.67	10,036,858
Qualified XII (0.55)	124,261.628	25.08	3,116,482
Qualified XII (0.60)	1,039,991.592	24.93	25,926,990
Qualified XII (0.65)	535,891.429	24.77	13,274,031
Qualified XII (0.70)	105,530.997	24.61	2,597,118
Qualified XII (0.75)	264,333.216	24.46	6,465,590
Qualified XII (0.80)	479,449.070	23.75	11,386,915
Qualified XII (0.85)	639,954.107	23.60	15,102,917
Qualified XII (0.90)	56,444.913	23.45	1,323,633
Qualified XII (0.95)	457,951.491	23.30	10,670,270
Qualified XII (1.00)	1,254,090.581	23.15	29,032,197
Qualified XII (1.05)	48,390.268	23.01	1,113,460
Qualified XII (1.10)	122,838.466	22.86	2,808,087
Qualified XII (1.15)	108,248.626	22.72	2,459,409
Qualified XII (1.20)	33,315.984	22.57	751,942
Qualified XII (1.25)	139,392.719	22.43	3,126,579
Qualified XII (1.30)	2,977.609	22.29	66,371
Qualified XII (1.35)	64.412	22.15	1,427
Qualified XII (1.40)	12,096.255	22.01	266,239
Qualified XII (1.45)	3,701.816	21.87	80,959
Qualified XII (1.50)	2,168.326	21.73	47,118
Qualified XIII	1,229.827	23.30	28,655
Qualified XV	14,614.367	23.30	340,515
Qualified XVI	71,978.633	21.73	1,564,096
Qualified XVII	1,249.847	22.43	28,034
Qualified XVIII	8,902.682	22.43	199,687
Qualified XXVI	4,011.814	23.61	94,719
Qualified XXVII	1,812,468.112	23.96	43,426,736
Qualified XXVIII	937,010.173	23.92	22,413,283
Qualified XXXII	10,496.015	13.98	146,734
Qualified XXXIII (0.65)	10,464.440	16.85	176,326
Qualified XXXIV	14,349.189	9.53	136,748
Qualified XXXVI	34,799.186	17.02	592,282
Qualified XXXVIII	108,329.569	9.70	1,050,797
Qualified XLIII	3,937.617	9.53	37,525
Qualified LIV	134,111.472	13.01	1,744,790
Qualified LVI	209,029.727	13.31	2,782,186
	13,425,750.345		$ 307,653,148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	51,069.746	$ 11.56	$ 590,366

ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	110,859.599	$ 13.55	$ 1,502,148
Contracts in accumulation period:
ING Custom Choice 62	7,037.419	13.26	93,316
ING Custom Choice 65	5,894.292	12.25	72,205
ING MAP PLUS NP1	24,379.542	13.53	329,855
ING MAP PLUS NP6	7,275.805	13.29	96,695
ING MAP PLUS NP8	7,420.545	13.20	97,951
ING MAP PLUS NP9	4,475.514	13.16	58,898
ING MAP PLUS NP10	13,190.878	13.11	172,932
ING MAP PLUS NP11	27,788.386	13.07	363,194
ING MAP PLUS NP12	13,769.934	13.02	179,285
ING MAP PLUS NP13	1,306.133	12.98	16,954
ING MAP PLUS NP14	1,121.910	12.93	14,506
ING MAP PLUS NP15	1,934.083	12.89	24,930
ING MAP PLUS NP17	410.124	12.80	5,250
ING MAP PLUS NP18	1,430.573	12.75	18,240
ING MAP PLUS NP19	3,985.025	12.71	50,650
ING MAP PLUS NP20	4,547.637	12.67	57,619
ING MAP PLUS NP21	1,897.353	12.62	23,945
ING MAP PLUS NP23	790.394	12.54	9,912
ING MAP PLUS NP26	2,886.944	12.41	35,827
ING MAP PLUS NP27	1,460.991	12.36	18,058
ING MAP PLUS NP28	2,418.679	12.32	29,798
ING MAP PLUS NP29	1,205.219	12.28	14,800
ING MAP PLUS NP30	568.037	12.24	6,953
ING MAP PLUS NP32	780.653	12.15	9,485
ING MAP PLUS NP35	0.323	12.03	4
Qualified V	2,361.710	15.64	36,937
Qualified VI	1,553,228.247	15.96	24,789,523
Qualified VIII	366.451	15.94	5,841
Qualified X (1.15)	37,242.884	16.16	601,845
Qualified X (1.25)	146,242.564	15.96	2,334,031
Qualified XII (0.00)	37.206	19.44	723
Qualified XII (0.05)	126,752.309	17.90	2,268,866
Qualified XII (0.10)	90.543	19.20	1,738
Qualified XII (0.20)	32,554.400	18.96	617,231
Qualified XII (0.25)	93,200.953	18.84	1,755,906
Qualified XII (0.30)	48,158.990	18.72	901,536
Qualified XII (0.35)	1,491.003	18.60	27,733
Qualified XII (0.40)	139,941.324	17.72	2,479,760
Qualified XII (0.50)	355,596.961	17.55	6,240,727
Qualified XII (0.55)	49,075.074	18.14	890,222
Qualified XII (0.60)	30,943.883	18.02	557,609

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (0.65)	236,424.484	$ 17.91	$ 4,234,363
Qualified XII (0.70)	62,317.403	17.80	1,109,250
Qualified XII (0.75)	126,031.780	17.69	2,229,502
Qualified XII (0.80)	427,588.809	16.90	7,226,251
Qualified XII (0.85)	390,762.024	16.79	6,560,894
Qualified XII (0.90)	50,008.725	16.68	834,146
Qualified XII (0.95)	261,623.387	16.58	4,337,716
Qualified XII (1.00)	850,071.727	16.47	14,000,681
Qualified XII (1.05)	19,039.684	16.37	311,680
Qualified XII (1.10)	72,708.835	16.26	1,182,246
Qualified XII (1.15)	58,584.894	16.16	946,732
Qualified XII (1.20)	18,243.400	16.06	292,989
Qualified XII (1.25)	83,008.854	15.96	1,324,821
Qualified XII (1.30)	827.639	15.86	13,126
Qualified XII (1.35)	19.593	15.76	309
Qualified XII (1.40)	8,400.077	15.66	131,545
Qualified XII (1.45)	1,768.167	15.56	27,513
Qualified XII (1.50)	28.014	15.46	433
Qualified XV	12,558.409	16.58	208,218
Qualified XVI	52,470.056	15.46	811,187
Qualified XVII	71.063	15.96	1,134
Qualified XVIII	9,712.518	15.96	155,012
Qualified XXVI	1,634.321	16.79	27,440
Qualified XXVII	1,110,384.111	17.01	18,887,634
Qualified XXVIII	487,355.845	16.98	8,275,302
Qualified XXXII	2,508.612	13.35	33,490
Qualified XXXIII (0.65)	11,416.143	16.46	187,910
Qualified XXXIV	2,807.560	9.34	26,223
Qualified XXXVI	16,596.209	16.62	275,829
Qualified XXXVIII	65,492.659	9.52	623,490
Qualified XLIII	4,371.221	9.35	40,871
Qualified LIV	26,938.276	12.07	325,145
Qualified LVI	117,577.453	12.36	1,453,257
	7,455,472.446		$ 122,909,977
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	14,412.782	$ 10.67	$ 153,784

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,058.314	$14.23 to $14.36	$ 632,186
Contracts in accumulation period:
ING Custom Choice 62	345.127	7.96	2,747
ING Custom Choice 65	1,199.752	8.14	9,766
ING MAP PLUS NP1	1,713.296	8.17	13,998
ING MAP PLUS NP14	1,257.853	8.03	10,101
ING MAP PLUS NP15	1,958.562	8.02	15,708
ING MAP PLUS NP19	231.051	7.98	1,844
ING MAP PLUS NP22	98.142	7.95	780

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
ING MAP PLUS NP30	743.189	$ 7.87	$ 5,849
ING MAP PLUS NP32	2.048	7.85	16
Qualified VI	730,074.970	7.96	5,811,397
Qualified VIII	17.045	7.96	136
Qualified X (1.15)	28,825.505	13.62	392,603
Qualified X (1.25)	51,500.532	13.59	699,892
Qualified XII (0.00)	1,246.503	8.23	10,259
Qualified XII (0.05)	9,973.087	8.23	82,079
Qualified XII (0.10)	38.337	8.20	314
Qualified XII (0.20)	929.581	8.18	7,604
Qualified XII (0.25)	9,245.341	8.17	75,534
Qualified XII (0.30)	44,026.423	8.16	359,256
Qualified XII (0.35)	274.552	8.15	2,238
Qualified XII (0.40)	24,706.480	8.14	201,111
Qualified XII (0.50)	88,067.350	8.12	715,107
Qualified XII (0.55)	6,868.694	8.11	55,705
Qualified XII (0.60)	8,202.625	8.10	66,441
Qualified XII (0.65)	113,049.803	8.09	914,573
Qualified XII (0.70)	11,455.819	8.07	92,448
Qualified XII (0.75)	90,876.262	8.06	732,463
Qualified XII (0.80)	86,819.513	8.05	698,897
Qualified XII (0.85)	131,553.366	8.04	1,057,689
Qualified XII (0.90)	22,804.030	8.03	183,116
Qualified XII (0.95)	119,798.943	8.02	960,788
Qualified XII (1.00)	310,918.913	8.01	2,490,460
Qualified XII (1.05)	7,412.791	8.00	59,302
Qualified XII (1.10)	26,155.690	7.99	208,984
Qualified XII (1.15)	37,049.506	7.98	295,655
Qualified XII (1.20)	7,906.199	7.97	63,012
Qualified XII (1.25)	31,798.457	7.96	253,116
Qualified XII (1.35)	47.678	7.94	379
Qualified XII (1.40)	3,158.794	7.93	25,049
Qualified XII (1.45)	352.537	7.92	2,792
Qualified XII (1.50)	37.149	7.91	294
Qualified XV	7,744.515	8.02	62,111
Qualified XVI	15,756.558	7.91	124,634
Qualified XVII	276.472	7.96	2,201
Qualified XVIII	4,662.232	13.65	63,639
Qualified XXI	12,764.793	8.05	102,757
Qualified XXVI	48.403	8.04	389
Qualified XXVII	181,453.295	11.75	2,132,076
Qualified XXXII	713.412	13.59	9,695
Qualified XXXIV	151.686	8.08	1,226
Qualified XXXVI	3,278.387	8.11	26,588
Qualified XXXVIII	2,761.068	8.23	22,724
Qualified XLIII	275.356	8.08	2,225
Qualified LIV	11,864.683	8.05	95,511
Qualified LVI	35,874.995	8.17	293,099
	2,334,425.664		$ 20,150,563

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	931.700	$ 13.73	$ 12,792

ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	2,140.440	$ 14.26	$ 30,523
Contracts in accumulation period:
ING Custom Choice 65	105.511	14.16	1,494
Qualified VI	63,418.202	13.96	885,318
Qualified X (1.15)	3,308.626	13.99	46,288
Qualified X (1.25)	7,426.064	13.96	103,668
Qualified XII (0.25)	3,486.085	14.20	49,502
Qualified XII (0.30)	63.055	14.19	895
Qualified XII (0.40)	903.932	14.16	12,800
Qualified XII (0.50)	5,942.240	14.14	84,023
Qualified XII (0.60)	66.287	14.12	936
Qualified XII (0.65)	3,631.348	14.10	51,202
Qualified XII (0.70)	3,182.980	14.09	44,848
Qualified XII (0.75)	3,092.956	14.08	43,549
Qualified XII (0.80)	4,495.782	14.07	63,256
Qualified XII (0.85)	17,174.041	14.06	241,467
Qualified XII (0.90)	5,425.890	14.05	76,234
Qualified XII (0.95)	22,866.946	14.03	320,823
Qualified XII (1.00)	31,563.686	14.02	442,523
Qualified XII (1.05)	407.141	14.01	5,704
Qualified XII (1.10)	8,149.239	14.00	114,089
Qualified XII (1.15)	96.299	13.99	1,347
Qualified XII (1.20)	2,959.039	13.98	41,367
Qualified XII (1.25)	7,137.809	13.96	99,644
Qualified XII (1.35)	31.866	13.94	444
Qualified XII (1.40)	650.851	13.93	9,066
Qualified XII (1.45)	66.636	13.92	928
Qualified XV	397.944	14.03	5,583
Qualified XVI	109.676	13.91	1,526
Qualified XVII	345.475	14.00	4,837
Qualified XXVI	74.683	14.08	1,052
Qualified XXVII	63,577.636	13.92	885,001
Qualified XXXII	533.037	13.96	7,441
Qualified XXXIV	94.832	14.05	1,332
Qualified XXXVIII	6,342.715	14.26	90,447
Qualified LIV	1,198.416	14.07	16,862
Qualified LVI	3,889.066	14.20	55,225
	274,356.431		$ 3,841,244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP8	5,991.946	$ 14.12	$ 84,606
ING MAP PLUS NP14	611.925	14.05	8,598
ING MAP PLUS NP15	498.536	14.04	6,999
ING MAP PLUS NP22	84.044	13.96	1,173
ING MAP PLUS NP23	139.643	13.95	1,948
ING MAP PLUS NP28	47.540	13.89	660
Qualified XII (0.00)	395.573	13.71	5,423
Qualified XII (0.50)	29,304.261	13.60	398,538
	37,073.468		$ 507,945
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,774.603	$ 8.97	$ 24,888
ING MAP PLUS NP1	6,616.614	9.26	61,270
ING MAP PLUS NP3	1,223.597	9.23	11,294
ING MAP PLUS NP5	0.016	9.21	-
ING MAP PLUS NP9	886.948	9.16	8,124
ING MAP PLUS NP10	837.247	9.15	7,661
ING MAP PLUS NP11	17,723.633	9.14	161,994
ING MAP PLUS NP12	5,868.374	9.12	53,520
ING MAP PLUS NP13	1,327.660	9.11	12,095
ING MAP PLUS NP14	9,592.230	9.10	87,289
ING MAP PLUS NP15	7,789.751	9.09	70,809
ING MAP PLUS NP17	2,535.000	9.07	22,992
ING MAP PLUS NP18	961.090	9.05	8,698
ING MAP PLUS NP19	3.458	9.04	31
ING MAP PLUS NP22	2,926.416	9.01	26,367
ING MAP PLUS NP23	4,699.079	8.99	42,245
ING MAP PLUS NP24	1,101.818	8.98	9,894
ING MAP PLUS NP25	8,410.494	8.97	75,442
ING MAP PLUS NP26	1,654.548	8.96	14,825
ING MAP PLUS NP28	897.753	8.94	8,026
ING MAP PLUS NP32	1.359	8.89	12
Qualified VI	340,576.065	8.97	3,054,967
Qualified XII (0.00)	625.117	9.27	5,795
Qualified XII (0.25)	3,413.341	9.21	31,437
Qualified XII (0.30)	4,857.180	9.20	44,686
Qualified XII (0.40)	11,245.174	9.17	103,118
Qualified XII (0.50)	169,976.009	9.15	1,555,280
Qualified XII (0.55)	4,539.551	9.14	41,492
Qualified XII (0.60)	3,978.765	9.13	36,326
Qualified XII (0.65)	25,899.355	9.11	235,943
Qualified XII (0.70)	2,986.922	9.10	27,181
Qualified XII (0.75)	21,744.134	9.09	197,654
Qualified XII (0.80)	3,004.546	9.08	27,281
Qualified XII (0.85)	55,121.725	9.07	499,954
Qualified XII (0.90)	4,272.604	9.05	38,667

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
(continued)
Qualified XII (0.95)	84,469.624	$ 9.04	$ 763,605
Qualified XII (1.00)	176,943.390	9.03	1,597,799
Qualified XII (1.05)	865.780	9.02	7,809
Qualified XII (1.10)	12,433.794	9.01	112,028
Qualified XII (1.15)	9,491.254	8.99	85,326
Qualified XII (1.20)	4,943.827	8.98	44,396
Qualified XII (1.25)	23,176.470	8.97	207,893
Qualified XII (1.30)	1,025.200	8.96	9,186
Qualified XII (1.35)	49.173	8.95	440
Qualified XII (1.40)	3,117.371	8.93	27,838
Qualified XII (1.45)	309.806	8.92	2,763
Qualified XV	6,389.287	9.04	57,759
Qualified XVI	5,960.168	8.91	53,105
Qualified XXI	220,241.637	9.08	1,999,794
Qualified XXVI	171.741	9.06	1,556
Qualified XXXIV	603.903	9.10	5,496
Qualified XXXVIII	5,311.427	9.27	49,237
Qualified XLIII	824.668	9.11	7,513
Qualified LIV	5,049.442	9.08	45,849
Qualified LVI	3,288.970	9.21	30,291
	1,294,739.108		$ 11,716,940
ING Russell™ Large Cap Index Portfolio - Class S
Currently payable annuity contracts:	682.604	$ 14.16	$ 9,666
Contracts in accumulation period:
	682.604		$ 9,666
ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Qualified X (1.15)	3,857.383	$ 13.05	$ 50,339
Qualified X (1.25)	7,285.483	13.03	94,930
	11,142.866		$ 145,269
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 65	208.736	$ 13.16	$ 2,747
ING MAP PLUS NP14	568.323	13.11	7,451
ING MAP PLUS NP23	3,932.301	13.01	51,159
Qualified VI	70,722.183	12.98	917,974
Qualified XII (0.00)	984.648	13.25	13,047
Qualified XII (0.30)	705.765	13.19	9,309
Qualified XII (0.40)	1,325.683	13.16	17,446
Qualified XII (0.50)	22,732.703	13.14	298,708
Qualified XII (0.55)	382.013	13.13	5,016
Qualified XII (0.60)	794.334	13.12	10,422
Qualified XII (0.65)	4,430.622	13.11	58,085
Qualified XII (0.70)	719.027	13.10	9,419
Qualified XII (0.75)	3,040.573	13.09	39,801
Qualified XII (0.80)	3,678.857	13.08	48,119
Qualified XII (0.85)	14,150.246	13.07	184,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
(continued)
Qualified XII (0.90)	552.185	$ 13.06	$ 7,212
Qualified XII (0.95)	7,740.053	13.05	101,008
Qualified XII (1.00)	20,721.012	13.03	269,995
Qualified XII (1.05)	1,881.457	13.02	24,497
Qualified XII (1.10)	5,247.989	13.01	68,276
Qualified XII (1.15)	2,965.231	13.00	38,548
Qualified XII (1.20)	160.488	12.99	2,085
Qualified XII (1.25)	3,886.425	12.98	50,446
Qualified XII (1.30)	5.546	12.97	72
Qualified XII (1.35)	33.590	12.96	435
Qualified XII (1.40)	512.207	12.95	6,633
Qualified XII (1.45)	21.199	12.94	274
Qualified XV	706.299	13.05	9,217
Qualified XVI	1,722.435	12.93	22,271
Qualified XXXIV	724.295	13.06	9,459
Qualified XXXVIII	750.937	13.25	9,950
Qualified XLIII	597.419	13.09	7,820
Qualified LIV	689.674	13.08	9,021
Qualified LVI	2,667.754	13.20	35,214
	179,962.209		$ 2,346,080
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
ING Custom Choice 62	13.434	$ 15.93	$ 214
ING Custom Choice 65	796.037	16.16	12,864
Qualified VI	98,806.711	15.93	1,573,991
Qualified XII (0.30)	1,076.553	16.18	17,419
Qualified XII (0.40)	5,078.381	16.16	82,067
Qualified XII (0.50)	50,450.955	16.13	813,774
Qualified XII (0.55)	2,266.566	16.12	36,537
Qualified XII (0.60)	2,401.332	16.10	38,661
Qualified XII (0.65)	9,412.676	16.09	151,450
Qualified XII (0.70)	6,058.165	16.08	97,415
Qualified XII (0.75)	4,865.380	16.06	78,138
Qualified XII (0.80)	1,847.933	16.05	29,659
Qualified XII (0.85)	11,020.563	16.04	176,770
Qualified XII (0.90)	2,064.819	16.02	33,078
Qualified XII (0.95)	17,516.479	16.01	280,439
Qualified XII (1.00)	39,442.200	16.00	631,075
Qualified XII (1.05)	277.426	15.98	4,433
Qualified XII (1.10)	2,560.036	15.97	40,884
Qualified XII (1.15)	8,605.771	15.96	137,348
Qualified XII (1.20)	3,093.487	15.94	49,310
Qualified XII (1.25)	7,188.893	15.93	114,519
Qualified XII (1.30)	59.797	15.92	952
Qualified XII (1.40)	1,053.553	15.89	16,741
Qualified XII (1.45)	51.657	15.88	820
Qualified XV	482.104	16.01	7,718

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio - Class S
(continued)
Qualified XVI	736.247	$ 15.87	$ 11,684
Qualified XVII	3,238.408	15.97	51,717
Qualified XXXIV	419.573	16.02	6,722
Qualified XXXVIII	1,815.486	16.26	29,520
Qualified XLIII	25.681	16.06	412
Qualified LIV	1,177.317	16.05	18,896
Qualified LVI	6,605.695	16.20	107,012
	290,509.315		$ 4,652,239
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	998.481	$ 10.12	$ 10,105
ING MAP PLUS NP1	2,775.922	10.40	28,870
ING MAP PLUS NP14	479.785	10.22	4,903
ING MAP PLUS NP15	1,161.444	10.21	11,858
ING MAP PLUS NP19	47.566	10.15	483
ING MAP PLUS NP22	144.084	10.11	1,457
ING MAP PLUS NP23	510.917	10.10	5,160
ING MAP PLUS NP26	924.976	10.06	9,305
ING MAP PLUS NP30	5,131.842	10.00	51,318
ING MAP PLUS NP32	76.160	9.98	760
Qualified VI	197,861.603	10.12	2,002,359
Qualified XII (0.30)	105.506	10.38	1,095
Qualified XII (0.40)	4,356.395	10.35	45,089
Qualified XII (0.50)	5,756.776	10.32	59,410
Qualified XII (0.55)	1,684.264	10.31	17,365
Qualified XII (0.60)	3,758.483	10.30	38,712
Qualified XII (0.65)	1,510.726	10.28	15,530
Qualified XII (0.70)	1,287.132	10.27	13,219
Qualified XII (0.75)	17,921.314	10.26	183,873
Qualified XII (0.80)	22,211.854	10.24	227,449
Qualified XII (0.85)	89,065.325	10.23	911,138
Qualified XII (0.90)	227.148	10.22	2,321
Qualified XII (0.95)	24,888.386	10.20	253,862
Qualified XII (1.00)	112,404.043	10.19	1,145,397
Qualified XII (1.05)	35.671	10.18	363
Qualified XII (1.10)	884.806	10.16	8,990
Qualified XII (1.15)	3,038.642	10.15	30,842
Qualified XII (1.20)	1,224.093	10.13	12,400
Qualified XII (1.25)	5,589.100	10.12	56,562
Qualified XII (1.40)	182.197	10.08	1,837
Qualified XII (1.45)	3.562	10.07	36
Qualified XV	490.968	10.20	5,008
Qualified XVI	715.220	10.05	7,188
Qualified XXI	126,203.696	10.24	1,292,326
Qualified XLIII	526.221	10.28	5,410
Qualified LIV	2,747.292	10.24	28,132
Qualified LVI	1,214.183	10.39	12,615
	638,145.783		$ 6,502,747

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	597.595	$ 10.85	$ 6,484
ING Custom Choice 65	559.920	11.09	6,210
ING MAP PLUS NP1	1,259.474	11.14	14,031
ING MAP PLUS NP3	1,104.118	11.11	12,267
ING MAP PLUS NP9	281.665	11.02	3,104
ING MAP PLUS NP14	539.134	10.95	5,904
ING MAP PLUS NP15	2,061.937	10.94	22,558
ING MAP PLUS NP16	1,594.018	10.92	17,407
ING MAP PLUS NP17	4,780.102	10.91	52,151
ING MAP PLUS NP22	55.724	10.83	603
ING MAP PLUS NP23	661.747	10.82	7,160
ING MAP PLUS NP26	1,566.056	10.78	16,882
ING MAP PLUS NP30	99.582	10.72	1,068
ING MAP PLUS NP32	18.047	10.69	193
Qualified VI	173,789.088	10.85	1,885,612
Qualified XII (0.30)	3,165.816	11.12	35,204
Qualified XII (0.40)	6,168.610	11.09	68,410
Qualified XII (0.50)	6,555.775	11.06	72,507
Qualified XII (0.55)	2,555.219	11.05	28,235
Qualified XII (0.60)	1,680.656	11.03	18,538
Qualified XII (0.65)	18,071.693	11.02	199,150
Qualified XII (0.70)	6,568.074	11.00	72,249
Qualified XII (0.75)	5,896.337	10.99	64,801
Qualified XII (0.80)	19,783.420	10.98	217,222
Qualified XII (0.85)	87,502.422	10.96	959,027
Qualified XII (0.90)	1,506.258	10.95	16,494
Qualified XII (0.95)	10,983.033	10.93	120,045
Qualified XII (1.00)	97,614.163	10.92	1,065,947
Qualified XII (1.05)	366.533	10.90	3,995
Qualified XII (1.10)	2,520.252	10.89	27,446
Qualified XII (1.15)	529.338	10.87	5,754
Qualified XII (1.20)	1,828.311	10.86	19,855
Qualified XII (1.25)	7,892.629	10.85	85,635
Qualified XII (1.40)	377.079	10.80	4,072
Qualified XII (1.45)	331.310	10.79	3,575
Qualified XVI	246.347	10.77	2,653
Qualified XXI	790.518	10.98	8,680
Qualified XXXVIII	837.569	11.21	9,389
Qualified XLIII	484.837	11.01	5,338
Qualified LIV	5,378.783	10.98	59,059
Qualified LVI	3,312.501	11.14	36,901
	481,915.690		$ 5,261,815

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	91,911.518	$15 to $30.69	$ 1,685,998
Contracts in accumulation period:
ING Custom Choice 62	3,074.403	16.39	50,389
ING Custom Choice 65	9,745.564	15.77	153,688
ING MAP PLUS NP6	2,166.083	16.33	35,372
ING MAP PLUS NP9	2,256.939	16.16	36,472
ING MAP PLUS NP11	5,754.683	16.05	92,363
ING MAP PLUS NP12	3,449.412	15.99	55,156
ING MAP PLUS NP14	1,097.827	15.88	17,434
ING MAP PLUS NP15	3,312.567	15.83	52,438
ING MAP PLUS NP16	105.801	15.77	1,668
ING MAP PLUS NP17	1,931.295	15.72	30,360
ING MAP PLUS NP18	12,200.842	15.66	191,065
ING MAP PLUS NP19	3,706.811	15.61	57,863
ING MAP PLUS NP22	2,303.430	15.45	35,588
ING MAP PLUS NP23	65.794	15.40	1,013
ING MAP PLUS NP24	4.576	15.34	70
ING MAP PLUS NP25	3,899.213	15.29	59,619
ING MAP PLUS NP26	1,882.226	15.24	28,685
ING MAP PLUS NP27	445.809	15.18	6,767
ING MAP PLUS NP28	873.780	15.13	13,220
ING MAP PLUS NP29	3,257.714	15.08	49,126
ING MAP PLUS NP30	240.852	15.03	3,620
Qualified V	224.994	30.03	6,757
Qualified VI	1,135,531.552	30.69	34,849,463
Qualified VIII	358.818	30.66	11,001
Qualified X (1.15)	78,419.569	31.12	2,440,417
Qualified X (1.25)	93,254.760	30.69	2,861,989
Qualified XII (0.05)	45,205.409	34.54	1,561,395
Qualified XII (0.20)	19,003.470	23.47	446,011
Qualified XII (0.25)	88,279.174	23.32	2,058,670
Qualified XII (0.30)	97,110.134	23.17	2,250,042
Qualified XII (0.35)	2,112.244	23.03	48,645
Qualified XII (0.40)	46,900.615	34.19	1,603,532
Qualified XII (0.45)	454.223	22.74	10,329
Qualified XII (0.50)	136,325.267	22.94	3,127,302
Qualified XII (0.55)	56,392.313	22.46	1,266,571
Qualified XII (0.60)	82,370.078	22.31	1,837,676
Qualified XII (0.65)	126,681.021	22.17	2,808,518
Qualified XII (0.70)	89,391.138	22.03	1,969,287
Qualified XII (0.75)	187,959.463	21.90	4,116,312
Qualified XII (0.80)	415,573.958	23.20	9,641,316
Qualified XII (0.85)	208,725.784	32.43	6,768,977
Qualified XII (0.90)	22,782.184	22.34	508,954
Qualified XII (0.95)	145,176.623	31.98	4,642,748
Qualified XII (1.00)	569,735.401	31.76	18,094,796
Qualified XII (1.05)	24,030.784	31.55	758,171

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (1.10)	34,081.484	$ 31.33	$ 1,067,773
Qualified XII (1.15)	44,898.249	31.12	1,397,234
Qualified XII (1.20)	10,137.019	30.90	313,234
Qualified XII (1.25)	28,456.799	30.69	873,339
Qualified XII (1.30)	2,257.953	30.48	68,822
Qualified XII (1.40)	4,764.741	30.07	143,276
Qualified XII (1.45)	472.098	29.86	14,097
Qualified XII (1.50)	2,327.348	29.66	69,029
Qualified XIII	1.616	31.98	52
Qualified XV	8,936.396	31.98	285,786
Qualified XVI	34,663.830	29.66	1,028,129
Qualified XVII	2,753.383	30.69	84,501
Qualified XVIII	4,653.981	32.19	149,812
Qualified XXVI	1,173.165	32.30	37,893
Qualified XXVII	764,341.314	15.49	11,839,647
Qualified XXVIII	168,968.022	16.51	2,789,662
Qualified XXXII	4,142.160	15.95	66,067
Qualified XXXIV	2,497.052	10.30	25,720
Qualified XXXVI	19,020.744	17.99	342,183
Qualified XXXVIII	46,092.966	10.49	483,515
Qualified XLIII	1,077.519	10.30	11,098
Qualified LIV	66,641.793	15.55	1,036,280
Qualified LVI	74,554.542	15.91	1,186,163
	5,152,600.289		$ 129,660,165
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	11,186.806	$ 13.34	$ 149,232

ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,194.672	$ 11.16	$ 35,653
ING Custom Choice 65	19.426	11.42	222
ING MAP PLUS NP14	542.488	11.28	6,119
ING MAP PLUS NP15	4,904.072	11.27	55,269
ING MAP PLUS NP22	349.552	11.16	3,901
ING MAP PLUS NP26	740.138	11.10	8,216
ING MAP PLUS NP27	3,374.808	11.09	37,427
Qualified VI	156,460.943	11.16	1,746,104
Qualified XII (0.30)	9,819.785	11.45	112,437
Qualified XII (0.40)	7,306.315	11.42	83,438
Qualified XII (0.50)	8,068.089	11.39	91,896
Qualified XII (0.55)	21,361.058	11.37	242,875
Qualified XII (0.60)	2,464.546	11.36	27,997
Qualified XII (0.65)	3,487.974	11.34	39,554
Qualified XII (0.70)	9,821.883	11.33	111,282
Qualified XII (0.75)	7,469.631	11.31	84,482
Qualified XII (0.80)	77,140.371	11.30	871,686

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I (continued)
Qualified XII (0.85)	13,893.478	$ 11.28	$ 156,718
Qualified XII (0.90)	6,520.508	11.27	73,486
Qualified XII (0.95)	16,755.140	11.25	188,495
Qualified XII (1.00)	69,523.230	11.24	781,441
Qualified XII (1.05)	6,745.223	11.22	75,681
Qualified XII (1.10)	4,472.582	11.21	50,138
Qualified XII (1.15)	10,490.275	11.19	117,386
Qualified XII (1.20)	895.932	11.18	10,017
Qualified XII (1.25)	11,089.557	11.16	123,759
Qualified XII (1.40)	4,237.595	11.12	47,122
Qualified XII (1.45)	3.729	11.11	41
Qualified XII (1.50)	110.866	11.09	1,230
Qualified XVI	1,874.446	11.09	20,788
Qualified XVII	380.645	11.16	4,248
Qualified XXI	8,967.349	11.30	101,331
Qualified XXVI	26.659	11.28	301
Qualified XXXIV	117.906	11.33	1,336
Qualified XXXVIII	538.654	11.54	6,216
Qualified XLIII	408.527	11.34	4,633
Qualified LIV	2,833.986	11.30	32,024
Qualified LVI	742.362	11.46	8,507
	477,154.400		$ 5,363,456
ING International Value Portfolio - Class I
Currently payable annuity contracts:	182,898.904	$ 13.79	$ 2,522,176
Contracts in accumulation period:
ING Custom Choice 62	624.482	13.24	8,268
ING Custom Choice 65	2,979.256	12.31	36,675
ING MAP PLUS NP3	220.746	13.84	3,055
ING MAP PLUS NP10	1,364.937	13.51	18,440
ING MAP PLUS NP11	7,325.785	13.47	98,678
ING MAP PLUS NP12	809.813	13.42	10,868
ING MAP PLUS NP13	800.517	13.37	10,703
ING MAP PLUS NP15	6,467.639	13.28	85,890
ING MAP PLUS NP20	4,805.920	13.05	62,717
ING MAP PLUS NP23	1,047.934	12.92	13,539
ING MAP PLUS NP25	772.438	12.83	9,910
ING MAP PLUS NP26	470.714	12.79	6,020
ING MAP PLUS NP27	1,769.925	12.74	22,549
ING MAP PLUS NP28	804.905	12.70	10,222
ING MAP PLUS NP32	242.727	12.52	3,039
ING MAP PLUS NP35	0.421	12.39	5
Qualified V	215.478	13.00	2,801
Qualified VI	732,522.492	13.20	9,669,297
Qualified X (1.15)	58,376.476	13.32	777,575
Qualified X (1.25)	159,945.341	13.20	2,111,278
Qualified XII (0.00)	124.578	14.85	1,850
Qualified XII (0.10)	45.199	14.71	665
Qualified XII (0.20)	156,340.356	14.58	2,279,442

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (0.25)	31,782.667	$ 14.51	$ 461,166
Qualified XII (0.30)	97,634.429	14.44	1,409,841
Qualified XII (0.40)	137,069.663	14.30	1,960,096
Qualified XII (0.50)	150,702.176	14.17	2,135,450
Qualified XII (0.55)	27,798.989	14.10	391,966
Qualified XII (0.60)	2,290,106.250	14.03	32,130,191
Qualified XII (0.65)	56,691.866	13.97	791,985
Qualified XII (0.70)	29,244.129	13.90	406,493
Qualified XII (0.75)	81,606.793	13.84	1,129,438
Qualified XII (0.80)	147,300.820	13.77	2,028,332
Qualified XII (0.85)	93,909.862	13.71	1,287,504
Qualified XII (0.90)	8,004.495	13.64	109,181
Qualified XII (0.95)	95,677.250	13.58	1,299,297
Qualified XII (1.00)	508,604.742	13.51	6,871,250
Qualified XII (1.05)	9,063.990	13.45	121,911
Qualified XII (1.10)	22,912.297	13.39	306,796
Qualified XII (1.15)	55,009.914	13.32	732,732
Qualified XII (1.20)	9,118.404	13.26	120,910
Qualified XII (1.25)	37,640.936	13.20	496,860
Qualified XII (1.30)	3,177.441	13.14	41,752
Qualified XII (1.35)	64.236	13.07	840
Qualified XII (1.40)	3,792.164	13.01	49,336
Qualified XII (1.45)	823.795	12.95	10,668
Qualified XII (1.50)	806.563	12.89	10,397
Qualified XIII	1,161.522	13.58	15,773
Qualified XV	3,661.050	13.58	49,717
Qualified XVI	24,040.857	12.89	309,887
Qualified XVII	650.683	13.20	8,589
Qualified XVIII	6,729.687	13.20	88,832
Qualified XXI	36,876.051	13.77	507,783
Qualified XXVI	1,516.017	13.75	20,845
Qualified XXVIII	689,468.311	15.07	10,390,287
Qualified XXXII	1,597.530	13.53	21,615
Qualified XXXIII (0.65)	35,172.335	13.89	488,544
Qualified XXXIV	2,669.887	7.28	19,437
Qualified XXXVIII	14,469.031	7.41	107,216
Qualified XLIII	43.282	7.28	315
Qualified LIV	3,515.340	12.14	42,676
Qualified LVI	19,038.742	12.42	236,461
	6,060,131.179		$ 84,378,031
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	23,705.573	$ 11.09	$ 262,895

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	967.029	$ 18.23	$ 17,629
ING Custom Choice 65	1,753.295	17.86	31,314
Qualified VI	486,919.502	16.41	7,990,349
Qualified X (1.15)	9,950.280	16.56	164,777
Qualified X (1.25)	43,946.584	16.41	721,163
Qualified XII (0.00)	31,947.517	18.47	590,071
Qualified XII (0.25)	14,879.516	18.04	268,426
Qualified XII (0.30)	30,161.229	17.95	541,394
Qualified XII (0.40)	15,716.029	17.78	279,431
Qualified XII (0.50)	13,626.815	17.61	239,968
Qualified XII (0.55)	20,037.223	17.53	351,253
Qualified XII (0.60)	15,845.015	17.45	276,496
Qualified XII (0.65)	41,175.768	17.37	715,223
Qualified XII (0.70)	5,907.217	17.28	102,077
Qualified XII (0.75)	69,771.137	17.20	1,200,064
Qualified XII (0.80)	103,333.447	17.12	1,769,069
Qualified XII (0.85)	64,502.516	17.04	1,099,123
Qualified XII (0.90)	23,982.500	16.96	406,743
Qualified XII (0.95)	89,863.566	16.88	1,516,897
Qualified XII (1.00)	198,548.940	16.80	3,335,622
Qualified XII (1.05)	1,739.583	16.72	29,086
Qualified XII (1.10)	27,018.866	16.64	449,594
Qualified XII (1.15)	6,689.271	16.56	110,774
Qualified XII (1.20)	1,552.015	16.49	25,593
Qualified XII (1.25)	16,151.044	16.41	265,039
Qualified XII (1.30)	478.559	16.33	7,815
Qualified XII (1.35)	13.424	16.25	218
Qualified XII (1.40)	1,671.988	16.18	27,053
Qualified XII (1.45)	291.744	16.10	4,697
Qualified XII (1.50)	22.114	16.02	354
Qualified XIII	353.640	16.88	5,969
Qualified XV	270.015	16.88	4,558
Qualified XVI	9,145.217	16.02	146,506
Qualified XVIII	10,685.695	16.41	175,352
Qualified XXVI	1,214.064	17.09	20,748
Qualified XXXII	1,629.172	18.01	29,341
Qualified XXXIV	626.133	11.54	7,226
Qualified XXXVIII	26,749.586	11.75	314,308
Qualified XLIII	117.514	11.54	1,356
Qualified LIV	8,034.207	17.60	141,402
Qualified LVI	12,597.634	18.01	226,883
	1,409,886.610		$ 23,610,961

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP4	2,043.591	$ 12.35	$ 25,238
ING MAP PLUS NP6	192.934	12.34	2,381
ING MAP PLUS NP8	34,304.284	12.34	423,315
ING MAP PLUS NP9	8,219.729	12.33	101,349
ING MAP PLUS NP10	2,897.265	12.33	35,723
ING MAP PLUS NP11	16,102.380	12.32	198,381
ING MAP PLUS NP13	2,506.206	12.32	30,876
ING MAP PLUS NP14	31,985.413	12.31	393,740
ING MAP PLUS NP15	18,510.846	12.31	227,869
ING MAP PLUS NP17	13,900.680	12.30	170,978
ING MAP PLUS NP19	8,307.204	12.29	102,096
ING MAP PLUS NP20	18,241.895	12.29	224,193
ING MAP PLUS NP21	11,266.197	12.28	138,349
ING MAP PLUS NP22	1,042.444	12.28	12,801
ING MAP PLUS NP23	818.477	12.28	10,051
ING MAP PLUS NP25	520.594	12.27	6,388
ING MAP PLUS NP26	1,820.725	12.26	22,322
ING MAP PLUS NP27	412.457	12.26	5,057
ING MAP PLUS NP28	217.337	12.26	2,665
ING MAP PLUS NP29	2,795.946	12.25	34,250
ING MAP PLUS NP32	167.287	12.24	2,048
ING MAP PLUS NP36	36.688	12.22	448
Qualified XXXV	21,734.065	15.81	343,616
	198,044.644		$ 2,514,134
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,055.652	$ 16.75	$ 51,182
ING Custom Choice 65	2,945.353	16.56	48,775
ING MAP PLUS NP3	370.237	17.09	6,327
ING MAP PLUS NP11	380.943	16.98	6,468
Qualified V	67.869	10.42	707
Qualified VI	426,249.754	10.57	4,505,460
Qualified X (1.15)	13,140.236	10.67	140,206
Qualified X (1.25)	42,299.027	10.57	447,101
Qualified XII (0.20)	56.099	11.68	655
Qualified XII (0.25)	35,168.737	11.62	408,661
Qualified XII (0.30)	326,577.023	11.57	3,778,496
Qualified XII (0.40)	6,371.852	11.46	73,021
Qualified XII (0.50)	29,842.338	11.35	338,711
Qualified XII (0.55)	22,231.728	11.30	251,219
Qualified XII (0.60)	24,028.342	11.24	270,079
Qualified XII (0.65)	216,613.143	11.19	2,423,901
Qualified XII (0.70)	10,359.143	11.14	115,401
Qualified XII (0.75)	19,422.052	11.09	215,391
Qualified XII (0.80)	103,262.675	11.03	1,138,987
Qualified XII (0.85)	63,956.369	10.98	702,241
Qualified XII (0.90)	6,339.764	10.93	69,294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
(continued)
Qualified XII (0.95)	63,399.854	$ 10.88	$ 689,790
Qualified XII (1.00)	373,908.456	10.83	4,049,429
Qualified XII (1.05)	2,661.446	10.78	28,690
Qualified XII (1.10)	15,111.762	10.73	162,149
Qualified XII (1.15)	10,165.879	10.67	108,470
Qualified XII (1.20)	1,054.237	10.62	11,196
Qualified XII (1.25)	17,754.987	10.57	187,670
Qualified XII (1.30)	1,276.692	10.52	13,431
Qualified XII (1.40)	3,000.321	10.43	31,293
Qualified XII (1.45)	479.492	10.38	4,977
Qualified XV	402.807	10.88	4,383
Qualified XVI	4,742.315	10.33	48,988
Qualified XXVI	665.457	11.01	7,327
Qualified XXXII	475.871	15.68	7,462
Qualified XXXIV	83.564	10.80	902
Qualified XXXVIII	11,109.298	11.00	122,202
Qualified XLIII	317.260	10.81	3,430
Qualified LIV	10,430.024	16.33	170,322
Qualified LVI	3,362.306	16.71	56,184
	1,873,140.364		$ 20,700,578
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	15,136.213	$ 14.06	$ 212,815

Invesco Mid Cap Core Equity Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	2,905.213	$ 15.22	$ 44,217
ING MAP PLUS NP9	116.346	14.96	1,741
ING MAP PLUS NP11	15,256.032	14.86	226,705
ING MAP PLUS NP14	4,035.501	14.71	59,362
ING MAP PLUS NP15	1,784.227	14.65	26,139
ING MAP PLUS NP17	5,277.645	14.55	76,790
ING MAP PLUS NP18	6,354.831	14.50	92,145
ING MAP PLUS NP22	139.600	14.30	1,996
ING MAP PLUS NP23	2,284.245	14.26	32,573
ING MAP PLUS NP26	179.451	14.11	2,532
ING MAP PLUS NP28	4.385	14.01	61
ING MAP PLUS NP30	13.884	13.91	193
ING MAP PLUS NP32	11.507	13.82	159
Qualified VI	57,907.145	13.63	789,274
Qualified XII (0.00)	45,029.086	13.91	626,355
Qualified XII (0.30)	666.257	13.84	9,221
Qualified XII (0.40)	5,446.574	13.82	75,272
Qualified XII (0.50)	235.727	13.80	3,253
Qualified XII (0.55)	47.545	13.79	656
Qualified XII (0.60)	1,004.641	13.77	13,834
Qualified XII (0.65)	119.376	13.76	1,643

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco Mid Cap Core Equity Fund - Class A (continued)
Qualified XII (0.70)	1,818.568	$ 13.75	$ 25,005
Qualified XII (0.75)	1,250.285	13.74	17,179
Qualified XII (0.80)	1,805.452	13.73	24,789
Qualified XII (0.85)	11,935.988	13.72	163,762
Qualified XII (0.90)	2,333.065	13.71	31,986
Qualified XII (0.95)	11,631.780	13.70	159,355
Qualified XII (1.00)	31,604.738	16.69	527,483
Qualified XII (1.05)	34.685	13.67	474
Qualified XII (1.10)	466.952	13.66	6,379
Qualified XII (1.15)	2,007.931	13.65	27,408
Qualified XII (1.20)	910.078	13.64	12,413
Qualified XII (1.25)	2,441.841	13.63	33,282
Qualified XII (1.45)	394.247	13.58	5,354
Qualified XII (1.50)	171.671	13.57	2,330
Qualified XVI	618.267	13.57	8,390
Qualified XXVII	139,645.290	13.87	1,936,880
Qualified LIV	1,693.521	13.73	23,252
Qualified LVI	1,783.818	13.85	24,706
	361,367.395		$ 5,114,548
Invesco Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,882.472	$ 14.48	$ 41,738

Invesco Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP9	834.338	$ 33.40	$ 27,867
ING MAP PLUS NP11	679.163	33.22	22,562
ING MAP PLUS NP14	6.141	32.95	202
ING MAP PLUS NP17	363.300	32.68	11,873
ING MAP PLUS NP19	46.633	32.50	1,516
ING MAP PLUS NP21	2,249.054	32.32	72,689
ING MAP PLUS NP26	1,363.907	31.88	43,481
ING MAP PLUS NP29	84.931	31.62	2,686
	5,627.467		$ 182,876
Invesco U.S. Small Cap Value Fund - Class Y
Contracts in accumulation period:
Qualified XLII	463,451.048	$ 12.59	$ 5,834,849

Invesco Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	185.055	$ 16.68	$ 3,087
ING MAP PLUS NP11	4,432.911	16.57	73,453
ING MAP PLUS NP13	310.394	16.55	5,137
ING MAP PLUS NP17	1,711.493	16.49	28,223
ING MAP PLUS NP26	422.695	16.37	6,920
ING MAP PLUS NP32	183.516	16.29	2,989
	7,246.064		$ 119,809

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	6,471.960	$5.44 to $11.1	$ 36,673
Contracts in accumulation period:
Qualified VI	878,537.925	8.92	7,836,558
Qualified VIII	1,888.320	8.91	16,825
Qualified X (1.15)	41,795.541	9.02	376,996
Qualified X (1.25)	67,966.304	8.92	606,259
Qualified XII (0.05)	3,474.610	9.95	34,572
Qualified XII (0.20)	2,004.847	10.08	20,209
Qualified XII (0.25)	9,173.295	10.02	91,916
Qualified XII (0.30)	24,437.608	9.97	243,643
Qualified XII (0.40)	16,595.330	9.85	163,464
Qualified XII (0.50)	26,789.011	9.74	260,925
Qualified XII (0.55)	27,874.259	9.68	269,823
Qualified XII (0.60)	11,110.884	9.62	106,887
Qualified XII (0.65)	131,960.460	9.57	1,262,862
Qualified XII (0.70)	33,581.305	9.51	319,358
Qualified XII (0.75)	38,890.126	9.46	367,901
Qualified XII (0.80)	79,761.184	9.40	749,755
Qualified XII (0.85)	203,996.194	9.35	1,907,364
Qualified XII (0.90)	9,375.293	9.29	87,096
Qualified XII (0.95)	158,568.251	9.24	1,465,171
Qualified XII (1.00)	172,736.598	9.18	1,585,722
Qualified XII (1.05)	29,121.862	9.13	265,883
Qualified XII (1.10)	56,122.039	9.08	509,588
Qualified XII (1.15)	20,189.086	9.02	182,106
Qualified XII (1.20)	28,198.754	8.97	252,943
Qualified XII (1.25)	39,530.564	8.92	352,613
Qualified XII (1.30)	266.980	8.87	2,368
Qualified XII (1.35)	1,290.000	8.81	11,365
Qualified XII (1.40)	15,152.519	8.76	132,736
Qualified XII (1.45)	4,261.982	8.71	37,122
Qualified XII (1.50)	1,384.536	8.66	11,990
Qualified XV	10,717.726	9.21	98,710
Qualified XVI	32,548.002	8.66	281,866
Qualified XVIII	333.732	8.92	2,977
Qualified XXVI	5,527.056	9.24	51,070
Qualified XXVII	323,134.578	5.66	1,828,942
Qualified XXXII	284.267	10.44	2,968
Qualified XXXIV	10,894.334	7.69	83,777
Qualified XXXVI	1,063.688	10.58	11,254
Qualified XXXVIII	7,246.051	7.83	56,737
Qualified XLIII	1,108.743	7.69	8,526
Qualified LIV	6,451.333	10.79	69,610
Qualified LVI	26,914.546	11.03	296,867
	2,568,731.683		$ 22,361,997

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	45,613.260	$12.42 to $13.82	$ 626,192
Contracts in accumulation period:
ING Custom Choice 65	7,401.684	13.24	97,998
Qualified VI	1,254,149.431	10.05	12,604,202
Qualified X (1.15)	46,783.462	10.17	475,788
Qualified X (1.25)	61,888.945	10.05	621,984
Qualified XII (0.05)	14,066.386	11.22	157,825
Qualified XII (0.20)	4,670.821	11.37	53,107
Qualified XII (0.25)	8,436.623	11.30	95,334
Qualified XII (0.30)	38,020.054	11.23	426,965
Qualified XII (0.35)	999.831	11.17	11,168
Qualified XII (0.40)	18,662.808	11.10	207,157
Qualified XII (0.50)	33,378.347	10.97	366,160
Qualified XII (0.55)	51,813.404	10.91	565,284
Qualified XII (0.60)	23,181.394	10.85	251,518
Qualified XII (0.65)	113,683.903	10.78	1,225,512
Qualified XII (0.70)	35,048.132	10.72	375,716
Qualified XII (0.75)	58,780.766	10.66	626,603
Qualified XII (0.80)	132,309.498	10.60	1,402,481
Qualified XII (0.85)	209,384.345	10.53	2,204,817
Qualified XII (0.90)	12,998.202	10.47	136,091
Qualified XII (0.95)	192,818.712	10.41	2,007,243
Qualified XII (1.00)	437,015.594	10.35	4,523,111
Qualified XII (1.05)	59,066.493	10.29	607,794
Qualified XII (1.10)	76,128.204	10.23	778,792
Qualified XII (1.15)	30,365.214	10.17	308,814
Qualified XII (1.20)	31,272.920	10.11	316,169
Qualified XII (1.25)	55,094.982	10.05	553,705
Qualified XII (1.30)	3,477.941	9.99	34,745
Qualified XII (1.35)	4,182.312	9.94	41,572
Qualified XII (1.40)	13,392.104	9.88	132,314
Qualified XII (1.45)	2,609.073	9.82	25,621
Qualified XII (1.50)	2,109.239	9.76	20,586
Qualified XV	6,993.684	10.39	72,664
Qualified XVI	34,207.316	9.76	333,863
Qualified XVII	2,071.495	10.06	20,839
Qualified XVIII	3,039.173	10.06	30,574
Qualified XXVI	4,853.439	10.42	50,573
Qualified XXVII	590,491.969	8.17	4,824,319
Qualified XXXII	471.203	13.51	6,366
Qualified XXXIII (0.65)	7,328.287	13.99	102,523
Qualified XXXIV	12,119.092	9.49	115,010
Qualified XXXVI	1,213.256	14.12	17,131
Qualified XXXVIII	26,418.827	9.66	255,206
Qualified XLIII	205.896	9.49	1,954
Qualified LIV	4,343.296	13.04	56,637
Qualified LVI	47,829.211	13.33	637,563
	3,820,390.228		$ 38,407,590

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,314.419	$ 35.55	$ 188,928
Qualified XII (0.50)	195.770	24.26	4,749
Qualified XII (0.55)	4.744	22.93	109
Qualified XII (0.65)	540.241	22.65	12,236
Qualified XII (0.70)	1.315	22.50	30
Qualified XII (0.85)	13.279	33.56	446
Qualified XII (0.90)	354.492	23.26	8,245
Qualified XII (0.95)	151.079	33.07	4,996
Qualified XII (1.00)	193.693	32.83	6,359
Qualified XII (1.15)	49.904	32.12	1,603
Qualified XII (1.20)	34.569	31.88	1,102
Qualified XII (1.40)	0.074	30.96	2
Qualified XVII	367.009	35.55	13,047
	7,220.588		$ 241,852
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	9,639.026	$ 31.51	$ 303,726
Qualified XII (0.45)	0.050	20.08	1
Qualified XII (0.50)	204.409	20.64	4,219
Qualified XII (0.55)	6.020	19.83	119
Qualified XII (0.65)	96.937	19.58	1,898
Qualified XII (0.70)	818.134	19.46	15,921
Qualified XII (0.80)	262.049	20.72	5,430
Qualified XII (0.85)	438.403	22.33	9,790
Qualified XII (0.90)	166.106	20.12	3,342
Qualified XII (0.95)	162.125	22.00	3,567
Qualified XII (1.00)	8.961	21.84	196
Qualified XII (1.20)	629.477	21.21	13,351
Qualified XII (1.50)	12.740	20.30	259
Qualified XVII	37.745	31.51	1,189
	12,482.182		$ 363,008
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	1,484.022	$ 27.94	$ 41,464
Qualified X (1.25)	7.795	18.80	147
Qualified XII (0.50)	21.193	21.01	445
Qualified XII (0.55)	23.424	20.49	480
Qualified XII (0.60)	0.229	20.36	5
Qualified XII (0.65)	161.175	20.23	3,261
Qualified XII (0.70)	536.688	20.10	10,787
Qualified XII (0.80)	20.212	20.27	410
Qualified XII (0.85)	1.343	24.76	33
Qualified XII (0.90)	179.106	20.02	3,586
Qualified XII (0.95)	26.643	24.40	650
Qualified XII (1.00)	179.156	24.22	4,339
Qualified XII (1.15)	11.384	23.69	270
Qualified XII (1.50)	7.948	22.51	179
	2,660.318		$ 66,056

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	2,756.837	$ 20.95	$ 57,756
Qualified X (1.25)	18.553	22.41	416
Qualified XII (0.50)	222.060	13.76	3,056
Qualified XII (0.55)	8.367	12.89	108
Qualified XII (0.65)	75.439	12.73	960
Qualified XII (0.70)	1,000.157	12.65	12,652
Qualified XII (0.80)	55.828	13.75	768
Qualified XII (0.85)	21.367	18.99	406
Qualified XII (0.90)	206.893	13.19	2,729
Qualified XII (0.95)	72.142	18.72	1,350
Qualified XII (1.00)	9.536	18.58	177
Qualified XII (1.05)	0.653	18.45	12
Qualified XII (1.40)	3.561	17.52	62
Qualified XXXIV	220.036	9.10	2,002
	4,671.429		$ 82,454
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,018.900	$ 23.10	$ 115,937
Qualified XII (0.45)	0.092	12.22	1
Qualified XII (0.50)	244.688	13.63	3,335
Qualified XII (0.65)	253.757	11.92	3,025
Qualified XII (0.70)	916.265	11.85	10,858
Qualified XII (0.80)	325.658	13.75	4,478
Qualified XII (0.85)	92.411	20.05	1,853
Qualified XII (0.90)	335.844	13.29	4,463
Qualified XII (0.95)	77.030	19.76	1,522
Qualified XII (1.00)	252.973	19.62	4,963
Qualified XII (1.15)	77.649	19.19	1,490
Qualified XII (1.20)	177.360	19.05	3,379
Qualified XII (1.50)	4.396	18.23	80
Qualified XVII	383.343	23.10	8,855
	8,160.366		$ 164,239
Lazard Emerging Markets Equity Portfolio - Open Shares
Contracts in accumulation period:
ING MAP PLUS NP17	16.072	$ 12.72	$ 204

Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING MAP PLUS NP8	21,895.347	$ 9.03	$ 197,715
ING MAP PLUS NP17	1,062.703	8.88	9,437
Qualified VI	48,475.764	8.80	426,587
Qualified XII (0.00)	467.163	9.22	4,307
Qualified XII (0.25)	1,146.653	9.13	10,469
Qualified XII (0.40)	1,188.387	9.08	10,791
Qualified XII (0.50)	70,325.103	9.05	636,442
Qualified XII (0.55)	352.815	9.03	3,186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
(continued)
Qualified XII (0.60)	4,680.095	$ 9.02	$ 42,214
Qualified XII (0.65)	1,076.227	9.00	9,686
Qualified XII (0.70)	296.942	8.98	2,667
Qualified XII (0.75)	9,317.096	8.97	83,574
Qualified XII (0.80)	14,371.954	8.95	128,629
Qualified XII (0.85)	70,966.392	8.93	633,730
Qualified XII (0.95)	8,407.418	8.90	74,826
Qualified XII (1.00)	17,701.527	8.88	157,190
Qualified XII (1.05)	273.629	8.87	2,427
Qualified XII (1.10)	503.968	8.85	4,460
Qualified XII (1.15)	29.824	8.84	264
Qualified XII (1.20)	483.065	8.82	4,261
Qualified XII (1.25)	656.965	8.80	5,781
Qualified XII (1.40)	27.815	8.76	244
Qualified XII (1.50)	2,445.427	8.72	21,324
Qualified XV	5.725	8.90	51
Qualified XVI	3,411.610	8.72	29,749
Qualified XVII	292.228	8.81	2,575
Qualified XXVI	686.264	8.97	6,156
Qualified XXXVIII	136.791	9.70	1,327
Qualified LVI	6,106.548	9.14	55,814
	286,791.445		$ 2,565,883
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.00)	116.932	$ 11.93	$ 1,395
Qualified XII (1.05)	21,101.976	11.89	250,902
Qualified XXXIV	6,339.599	9.99	63,333
	27,558.507		$ 315,630
Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	124,843.875	$ 11.18	$ 1,395,755
Qualified XII (0.30)	156.911	11.47	1,800
Qualified XII (0.40)	4,962.043	11.44	56,766
Qualified XII (0.50)	11,626.461	11.41	132,658
Qualified XII (0.55)	122.353	11.39	1,394
Qualified XII (0.60)	7,128.707	11.38	81,125
Qualified XII (0.65)	827.364	11.36	9,399
Qualified XII (0.70)	1,196.329	11.35	13,578
Qualified XII (0.75)	9,777.629	11.33	110,781
Qualified XII (0.80)	10,570.990	11.32	119,664
Qualified XII (0.85)	17,881.605	11.30	202,062
Qualified XII (0.90)	1,156.628	11.29	13,058
Qualified XII (0.95)	19,058.033	11.27	214,784
Qualified XII (1.00)	85,932.912	11.26	967,605
Qualified XII (1.05)	318.771	11.24	3,583
Qualified XII (1.10)	1,490.492	11.23	16,738
Qualified XII (1.15)	4,345.620	11.21	48,714

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail
Class (continued)
Qualified XII (1.20)	5,005.860	$ 11.20	$ 56,066
Qualified XII (1.25)	2,069.537	11.18	23,137
Qualified XII (1.40)	542.789	11.14	6,047
Qualified XII (1.50)	92.839	11.11	1,031
Qualified XVI	3,733.191	11.11	41,476
Qualified XXI	88,108.165	11.32	997,384
Qualified XXXVIII	222.603	11.56	2,573
Qualified LIV	5,873.905	11.32	66,493
Qualified LVI	5,470.714	11.48	62,804
	412,516.326		$ 4,646,475
Lord Abbett Developing Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	1,196.568	$ 14.57	$ 17,434
ING MAP PLUS NP15	53.015	14.53	770
ING MAP PLUS NP18	80.728	14.51	1,171
	1,330.311		$ 19,375
Lord Abbett Core Fixed Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP20	372.567	$ 10.17	$ 3,789

Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	8,174.904	$ 13.65	$ 111,587
ING MAP PLUS NP10	22,940.199	13.60	311,987
ING MAP PLUS NP11	10,960.748	13.56	148,628
ING MAP PLUS NP12	1,023.390	13.51	13,826
ING MAP PLUS NP13	1,380.217	13.46	18,578
ING MAP PLUS NP15	11,712.654	13.37	156,598
ING MAP PLUS NP17	9,192.470	13.28	122,076
ING MAP PLUS NP20	8,463.625	13.14	111,212
ING MAP PLUS NP21	13,165.215	13.10	172,464
ING MAP PLUS NP23	1,354.655	13.00	17,611
ING MAP PLUS NP25	1,201.048	12.92	15,518
ING MAP PLUS NP26	59.625	12.87	767
ING MAP PLUS NP28	925.725	12.78	11,831
ING MAP PLUS NP32	290.895	12.61	3,668
Qualified XII (1.00)	14,857.364	15.79	234,598
	105,702.734		$ 1,450,949

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	18,911.359	$ 19.44	$ 367,637
ING MAP PLUS NP11	17,784.013	19.31	343,409
ING MAP PLUS NP12	436.312	19.24	8,395
ING MAP PLUS NP14	9,758.353	19.11	186,482
ING MAP PLUS NP15	54.967	19.04	1,047
ING MAP PLUS NP17	3,391.935	18.91	64,141
ING MAP PLUS NP20	25,400.933	18.71	475,251
ING MAP PLUS NP21	5,009.824	18.65	93,433
ING MAP PLUS NP22	377.410	18.59	7,016
ING MAP PLUS NP23	8,429.814	18.52	156,120
ING MAP PLUS NP29	2,632.295	18.14	47,750
	92,187.215		$ 1,750,681
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	61,720.749	$ 14.21	$ 877,052
Contracts in accumulation period:
ING Custom Choice 62	669.449	13.20	8,837
ING Custom Choice 65	4,271.106	12.13	51,809
Qualified VI	1,333,017.691	13.71	18,275,673
Qualified X (1.15)	56,133.960	13.84	776,894
Qualified X (1.25)	171,002.492	13.71	2,344,444
Qualified XII (0.10)	70.190	15.29	1,073
Qualified XII (0.20)	72.761	15.14	1,102
Qualified XII (0.25)	120,326.813	15.07	1,813,325
Qualified XII (0.30)	161,207.151	15.00	2,418,107
Qualified XII (0.35)	671.913	14.93	10,032
Qualified XII (0.40)	28,396.576	14.86	421,973
Qualified XII (0.50)	104,043.847	14.72	1,531,525
Qualified XII (0.55)	40,270.951	14.65	589,969
Qualified XII (0.60)	837,018.878	14.58	12,203,735
Qualified XII (0.65)	132,834.481	14.51	1,927,428
Qualified XII (0.70)	44,088.161	14.44	636,633
Qualified XII (0.75)	76,682.063	14.37	1,101,921
Qualified XII (0.80)	85,236.028	14.31	1,219,728
Qualified XII (0.85)	379,554.211	14.24	5,404,852
Qualified XII (0.90)	46,985.264	14.17	665,781
Qualified XII (0.95)	264,737.535	14.11	3,735,447
Qualified XII (1.00)	773,240.907	14.04	10,856,302
Qualified XII (1.05)	20,198.173	13.97	282,168
Qualified XII (1.10)	49,393.529	13.91	687,064
Qualified XII (1.15)	36,984.368	13.84	511,864
Qualified XII (1.20)	7,621.930	13.78	105,030
Qualified XII (1.25)	89,708.901	13.71	1,229,909
Qualified XII (1.30)	1,791.714	13.65	24,457
Qualified XII (1.35)	1,687.971	13.58	22,923
Qualified XII (1.40)	8,442.835	13.52	114,147
Qualified XII (1.45)	2,821.671	13.45	37,951

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.50)	1,002.002	$ 13.39	$ 13,417
Qualified XIII	359.500	14.11	5,073
Qualified XV	6,669.315	14.11	94,104
Qualified XVI	44,768.795	13.39	599,454
Qualified XVII	2,836.964	13.71	38,895
Qualified XVIII	1,785.044	13.71	24,473
Qualified XXVI	10,013.661	14.17	141,894
Qualified XXVII	904,004.804	17.37	15,702,563
Qualified XXVIII	685,457.631	15.04	10,309,283
Qualified XXXII	3,000.988	13.81	41,444
Qualified XXXIII (0.65)	32,979.581	16.24	535,588
Qualified XXXIV	1,615.187	8.93	14,424
Qualified XXXVIII	12,026.411	9.10	109,440
Qualified XLIII	1,671.158	8.94	14,940
Qualified LIV	39,373.648	11.95	470,515
Qualified LVI	27,400.251	12.22	334,831
	6,715,869.209		$ 98,339,493
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	20,726.817	$ 12.81	$ 265,511
ING MAP PLUS NP12	5,805.315	12.68	73,611
ING MAP PLUS NP15	1,178.024	12.55	14,784
ING MAP PLUS NP17	1,135.676	12.46	14,151
ING MAP PLUS NP20	271.687	12.33	3,350
	29,117.519		$ 371,407
Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING MAP PLUS NP6	6,859.724	$ 11.05	$ 75,800
ING MAP PLUS NP8	23,763.241	10.99	261,158
ING MAP PLUS NP9	7,995.534	10.97	87,711
ING MAP PLUS NP11	20,479.005	10.92	223,631
ING MAP PLUS NP12	17,528.857	10.89	190,889
ING MAP PLUS NP13	508.972	10.87	5,533
ING MAP PLUS NP14	7,355.360	10.84	79,732
ING MAP PLUS NP15	31,454.158	10.82	340,334
ING MAP PLUS NP16	185.652	10.79	2,003
ING MAP PLUS NP17	7,817.743	10.76	84,119
ING MAP PLUS NP18	4,077.304	10.74	43,790
ING MAP PLUS NP19	613.852	10.71	6,574
ING MAP PLUS NP20	1,707.490	10.69	18,253
ING MAP PLUS NP25	4,686.645	10.56	49,491
ING MAP PLUS NP26	1,306.176	10.54	13,767
ING MAP PLUS NP28	5.509	10.49	58
ING MAP PLUS NP32	101.390	10.39	1,053
Qualified VI	156,370.242	10.65	1,665,343
Qualified XII (0.30)	1,277.979	11.14	14,237
Qualified XII (0.40)	3,151.454	11.09	34,950

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class (continued)
Qualified XII (0.50)	12,843.510	$ 11.03	$ 141,664
Qualified XII (0.55)	18,353.817	11.01	202,076
Qualified XII (0.60)	3,506.092	10.98	38,497
Qualified XII (0.65)	16,146.417	10.96	176,965
Qualified XII (0.70)	19,523.826	10.93	213,395
Qualified XII (0.75)	25,974.560	10.91	283,382
Qualified XII (0.80)	13,748.292	10.88	149,581
Qualified XII (0.85)	40,293.621	10.85	437,186
Qualified XII (0.90)	5,820.459	10.83	63,036
Qualified XII (0.95)	45,564.193	10.80	492,093
Qualified XII (1.00)	115,668.758	10.78	1,246,909
Qualified XII (1.05)	3,964.146	10.75	42,615
Qualified XII (1.10)	7,921.654	10.73	84,999
Qualified XII (1.15)	3,783.239	10.70	40,481
Qualified XII (1.20)	3,468.688	10.68	37,046
Qualified XII (1.25)	8,514.501	10.65	90,679
Qualified XII (1.40)	2,300.059	10.58	24,335
Qualified XII (1.45)	33.479	10.55	353
Qualified XV	331.836	10.80	3,584
Qualified XVI	7,895.689	10.53	83,142
Qualified XXXVIII	1,385.739	9.77	13,539
Qualified LIV	1,336.326	10.94	14,619
Qualified LVI	4,558.352	11.18	50,962
	660,183.540		$ 7,129,564
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	117,008.272	$ 16.36	$ 1,914,255
ING MAP PLUS NP4	15,458.834	16.19	250,279
ING MAP PLUS NP6	12,141.282	16.08	195,232
ING MAP PLUS NP8	13,125.554	15.97	209,615
ING MAP PLUS NP9	6,685.403	15.92	106,432
ING MAP PLUS NP11	10,045.541	15.81	158,820
ING MAP PLUS NP12	7,064.237	15.75	111,262
ING MAP PLUS NP14	28,100.009	15.64	439,484
ING MAP PLUS NP15	12,167.410	15.59	189,690
ING MAP PLUS NP16	238.156	15.54	3,701
ING MAP PLUS NP17	8,446.675	15.48	130,755
ING MAP PLUS NP18	4,927.548	15.43	76,032
ING MAP PLUS NP19	74.566	15.38	1,147
ING MAP PLUS NP20	13,899.413	15.32	212,939
ING MAP PLUS NP22	246.581	15.22	3,753
ING MAP PLUS NP23	3,066.502	15.17	46,519
ING MAP PLUS NP24	122.881	15.11	1,857
ING MAP PLUS NP25	2.041	15.06	31
ING MAP PLUS NP26	6,542.202	15.01	98,198
ING MAP PLUS NP27	159.253	14.96	2,382
ING MAP PLUS NP28	5,973.591	14.91	89,066

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3 (continued)
ING MAP PLUS NP29	35.474	$ 14.86	$ 527
ING MAP PLUS NP30	491.347	14.80	7,272
ING MAP PLUS NP32	50.244	14.70	739
	266,073.016		$ 4,249,987
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	1,604.972	$ 16.06	$ 25,776
ING Custom Choice 65	2,016.650	15.28	30,814
Qualified VI	822,617.433	15.63	12,857,510
Qualified XII (0.00)	51,753.986	16.99	879,300
Qualified XII (0.25)	152,419.315	16.71	2,546,927
Qualified XII (0.30)	50,961.961	16.65	848,517
Qualified XII (0.35)	2,343.826	16.60	38,908
Qualified XII (0.40)	31,387.677	16.54	519,152
Qualified XII (0.50)	791,091.439	16.43	12,997,632
Qualified XII (0.55)	29,542.998	16.38	483,914
Qualified XII (0.60)	16,967.503	16.32	276,910
Qualified XII (0.65)	48,339.634	16.27	786,486
Qualified XII (0.70)	25,351.314	16.22	411,198
Qualified XII (0.75)	182,528.214	16.16	2,949,656
Qualified XII (0.80)	200,049.424	16.11	3,222,796
Qualified XII (0.85)	217,611.035	16.05	3,492,657
Qualified XII (0.90)	12,906.403	16.00	206,502
Qualified XII (0.95)	285,859.229	15.95	4,559,455
Qualified XII (1.00)	608,794.778	15.89	9,673,749
Qualified XII (1.05)	7,032.713	15.84	111,398
Qualified XII (1.10)	19,713.115	15.79	311,270
Qualified XII (1.15)	17,976.142	15.74	282,944
Qualified XII (1.20)	9,883.159	15.68	154,968
Qualified XII (1.25)	56,332.009	15.63	880,469
Qualified XII (1.30)	1,179.501	15.58	18,377
Qualified XII (1.35)	233.061	15.53	3,619
Qualified XII (1.40)	9,716.430	15.48	150,410
Qualified XII (1.45)	586.103	15.42	9,038
Qualified XII (1.50)	961.709	15.37	14,781
Qualified XV	1,030.668	15.95	16,439
Qualified XVI	11,943.113	15.37	183,566
Qualified XVII	2,786.500	15.75	43,887
Qualified XXI	237,291.048	16.11	3,822,759
Qualified XXVI	646.602	16.04	10,371
Qualified XXVII	630,048.490	14.56	9,173,506
Qualified XXXIII (0.65)	19,308.979	16.71	322,653
Qualified XXXVIII	8,670.442	9.50	82,369
Qualified LIV	13,334.054	15.05	200,678
Qualified LVI	4,790.238	15.39	73,722
	4,587,611.867		$ 72,675,083

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	8,109.800	$ 10.85	$ 87,991
ING MAP PLUS NP12	791.635	10.74	8,502
ING MAP PLUS NP14	503.440	10.67	5,372
ING MAP PLUS NP15	23,822.659	10.63	253,235
ING MAP PLUS NP18	7.275	10.52	77
ING MAP PLUS NP19	6,054.092	10.48	63,447
ING MAP PLUS NP23	1,178.020	10.34	12,181
ING MAP PLUS NP26	2,453.690	10.23	25,101
	42,920.611		$ 455,906
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	4,772.217	$ 37.86	$ 180,676
ING Custom Choice 65	12,575.770	27.47	345,456
ING MAP PLUS NP1	22,705.387	36.77	834,877
ING MAP PLUS NP3	609.739	36.51	22,262
ING MAP PLUS NP4	3,076.376	36.39	111,949
ING MAP PLUS NP6	3,269.291	36.14	118,152
ING MAP PLUS NP8	275.421	35.89	9,885
ING MAP PLUS NP9	10,048.824	35.77	359,446
ING MAP PLUS NP11	2,571.064	35.52	91,324
ING MAP PLUS NP12	16,327.366	35.40	577,989
ING MAP PLUS NP14	6,958.157	35.15	244,579
ING MAP PLUS NP15	3,497.605	35.03	122,521
ING MAP PLUS NP16	777.843	34.91	27,154
ING MAP PLUS NP17	12,645.569	34.79	439,939
ING MAP PLUS NP18	3,201.686	34.67	111,002
ING MAP PLUS NP19	4,799.329	34.55	165,817
ING MAP PLUS NP20	10,986.695	34.43	378,272
ING MAP PLUS NP21	6,244.849	34.31	214,261
ING MAP PLUS NP22	182.513	34.20	6,242
ING MAP PLUS NP23	842.764	34.08	28,721
ING MAP PLUS NP24	178.410	33.96	6,059
ING MAP PLUS NP25	684.797	33.84	23,174
ING MAP PLUS NP26	2,286.890	33.73	77,137
ING MAP PLUS NP27	1,330.696	33.61	44,725
ING MAP PLUS NP28	74.976	33.50	2,512
ING MAP PLUS NP29	1,964.258	33.38	65,567
ING MAP PLUS NP32	9.691	33.04	320
ING MAP PLUS NP36	22.573	32.58	735
Qualified V	438.704	74.57	32,714
Qualified VI	1,179,704.541	75.82	89,445,198
Qualified XII (0.00)	6,672.890	86.33	576,071
Qualified XII (0.10)	18.206	85.44	1,555
Qualified XII (0.25)	34,387.369	84.12	2,892,665
Qualified XII (0.30)	7,690.432	83.68	643,535
Qualified XII (0.40)	65,952.266	82.82	5,462,167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
Qualified XII (0.50)	395,734.508	$ 81.96	$ 32,434,400
Qualified XII (0.55)	24,026.620	81.54	1,959,131
Qualified XII (0.60)	14,272.219	81.12	1,157,762
Qualified XII (0.65)	60,124.289	80.69	4,851,429
Qualified XII (0.70)	41,714.996	80.28	3,348,880
Qualified XII (0.75)	37,413.612	79.86	2,987,851
Qualified XII (0.80)	36,457.037	79.45	2,896,512
Qualified XII (0.85)	219,498.346	79.04	17,349,149
Qualified XII (0.90)	26,963.801	78.63	2,120,164
Qualified XII (0.95)	182,477.151	78.22	14,273,363
Qualified XII (1.00)	646,095.826	77.81	50,272,716
Qualified XII (1.05)	13,304.331	77.41	1,029,888
Qualified XII (1.10)	20,377.132	77.01	1,569,243
Qualified XII (1.15)	37,535.258	76.61	2,875,576
Qualified XII (1.20)	5,672.016	76.21	432,264
Qualified XII (1.25)	52,253.377	75.82	3,961,851
Qualified XII (1.30)	410.184	75.43	30,940
Qualified XII (1.35)	376.982	75.04	28,289
Qualified XII (1.40)	5,724.027	74.65	427,299
Qualified XII (1.45)	1,262.533	74.26	93,756
Qualified XII (1.50)	232.050	73.88	17,144
Qualified XIII	1,343.163	78.22	105,062
Qualified XV	4,767.124	78.22	372,884
Qualified XVI	24,152.396	73.88	1,784,379
Qualified XVII	4,700.998	75.82	356,430
Qualified XXI	32,657.585	79.45	2,594,645
Qualified XXVI	2,125.461	78.58	167,019
Qualified XXVII	1,331,557.297	51.30	68,308,889
Qualified XXXIV	7,829.593	11.61	90,902
Qualified XXXVIII	46,006.053	11.82	543,792
Qualified XLIII	9,773.870	11.61	113,475
Qualified LIV	63,965.345	27.07	1,731,542
Qualified LVI	63,742.095	27.67	1,763,744
	4,842,332.439		$ 325,715,028
Oppenheimer Gold & Special Minerals Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	2,144.569	$ 17.52	$ 37,573

Oppenheimer International Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	4,149.428	$ 10.76	$ 44,648
ING MAP PLUS NP17	85.367	10.75	918
ING MAP PLUS NP18	122.790	10.75	1,320
ING MAP PLUS NP20	359.319	10.74	3,859
ING MAP PLUS NP26	114.201	10.71	1,223
	4,831.105		$ 51,968

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP11	80.257	$ 15.04	$ 1,207
ING MAP PLUS NP29	0.042	14.14	1
Qualified VI	4,832.286	23.25	112,351
Qualified X (1.25)	25.926	23.25	603
Qualified XII (0.50)	112.695	25.57	2,882
Qualified XII (0.55)	4.354	25.33	110
Qualified XII (0.60)	19.376	25.18	488
Qualified XII (0.65)	36.805	25.02	921
Qualified XII (0.70)	3,209.722	24.86	79,794
Qualified XII (0.80)	110.547	24.61	2,721
Qualified XII (0.85)	567.513	24.46	13,881
Qualified XII (0.95)	198.952	24.15	4,805
Qualified XII (1.00)	1,087.822	24.00	26,108
Qualified XII (1.10)	126.294	23.69	2,992
Qualified XII (1.15)	358.550	23.54	8,440
Qualified XII (1.20)	19.657	23.39	460
Qualified XII (1.25)	87.155	23.25	2,026
Qualified XII (1.40)	0.028	22.81	1
Qualified XII (1.50)	12.695	22.52	286
Qualified XVII	917.993	23.25	21,343
	11,808.669		$ 281,420
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	8,468.075	$8.65 to $9.82	$ 74,387

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	572.688	$ 13.17	$ 7,542
Qualified V	1,369.933	13.05	17,878
Qualified VI	235,383.593	13.17	3,100,002
Qualified X (1.15)	8,234.464	15.10	124,340
Qualified X (1.25)	16,140.798	15.00	242,112
Qualified XII (0.25)	2,688.981	13.94	37,484
Qualified XII (0.30)	3,032.312	13.90	42,149
Qualified XII (0.40)	6,893.874	13.82	95,273
Qualified XII (0.50)	29,917.550	13.74	411,067
Qualified XII (0.55)	45,480.289	13.70	623,080
Qualified XII (0.60)	2,008.749	13.67	27,460
Qualified XII (0.65)	29,361.301	13.63	400,195
Qualified XII (0.70)	5,766.172	13.59	78,362
Qualified XII (0.75)	20,029.478	13.55	271,399
Qualified XII (0.80)	8,601.155	13.51	116,202
Qualified XII (0.85)	57,247.186	13.47	771,120
Qualified XII (0.90)	5,215.682	13.43	70,047
Qualified XII (0.95)	45,192.768	13.40	605,583
Qualified XII (1.00)	142,712.029	13.36	1,906,633

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small Cap Fund®/VA
(continued)
Qualified XII (1.05)	3,841.516	$ 13.32	$ 51,169
Qualified XII (1.10)	15,979.678	13.28	212,210
Qualified XII (1.15)	3,692.424	13.24	48,888
Qualified XII (1.20)	2,930.663	13.21	38,714
Qualified XII (1.25)	18,527.637	13.17	244,009
Qualified XII (1.30)	645.878	13.13	8,480
Qualified XII (1.35)	135.449	13.09	1,773
Qualified XII (1.40)	793.391	13.06	10,362
Qualified XII (1.45)	262.689	13.02	3,420
Qualified XIII	23.267	13.40	312
Qualified XV	5,107.231	13.40	68,437
Qualified XVI	7,913.124	12.98	102,712
Qualified XVIII	2,084.949	15.25	31,795
Qualified XXVI	69.828	13.43	938
Qualified XXXII	914.517	15.00	13,718
Qualified XXXIV	2,246.425	9.76	21,925
Qualified XXXVIII	6,402.111	9.94	63,637
Qualified XLIII	1,088.916	9.77	10,639
Qualified LIV	15,835.970	13.67	216,478
Qualified LVI	9,060.431	13.98	126,665
	763,405.096		$ 10,224,209
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts	2,825.693	$4.53 to $9.07	$ 14,696

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	1,613.559	$ 18.43	$ 29,738
Qualified XII (0.55)	13.869	20.15	279
Qualified XII (0.60)	0.214	20.03	4
Qualified XII (0.65)	164.619	19.90	3,276
Qualified XII (0.70)	3,607.170	19.77	71,314
Qualified XII (0.95)	32.469	19.15	622
Qualified XII (1.00)	369.239	19.03	7,027
	5,801.139		$ 112,260
Pax World Balanced Fund - Individual Investor Class
Contracts in accumulation period:
ING Custom Choice 62	7,374.818	$ 12.59	$ 92,849
ING MAP PLUS NP1	13,653.104	13.25	180,904
ING MAP PLUS NP8	38,585.172	12.94	499,292
ING MAP PLUS NP9	2.153	12.89	28
ING MAP PLUS NP10	7,942.271	12.85	102,058
ING MAP PLUS NP11	16,025.067	12.80	205,121
ING MAP PLUS NP12	15,187.346	12.76	193,791
ING MAP PLUS NP14	21.990	12.67	279
ING MAP PLUS NP15	5,446.409	12.63	68,788
ING MAP PLUS NP17	3,330.036	12.54	41,759

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund - Individual Investor
Class (continued)
ING MAP PLUS NP18	1.874	$ 12.50	$ 23
ING MAP PLUS NP20	12,054.371	12.41	149,595
ING MAP PLUS NP23	816.665	12.28	10,029
ING MAP PLUS NP24	126.869	12.24	1,553
ING MAP PLUS NP25	3,860.448	12.20	47,097
ING MAP PLUS NP26	4,583.785	12.16	55,739
ING MAP PLUS NP28	167.142	12.07	2,017
ING MAP PLUS NP30	66.904	11.99	802
Qualified V	260.049	11.58	3,011
Qualified VI	848,392.251	11.77	9,985,577
Qualified XII (0.00)	597.496	13.40	8,006
Qualified XII (0.25)	9,262.664	13.06	120,970
Qualified XII (0.30)	2,302.394	12.99	29,908
Qualified XII (0.40)	48,953.181	12.86	629,538
Qualified XII (0.50)	201,644.456	12.72	2,564,917
Qualified XII (0.55)	86,562.561	12.66	1,095,882
Qualified XII (0.60)	7,066.231	12.59	88,964
Qualified XII (0.65)	26,858.174	12.53	336,533
Qualified XII (0.70)	15,643.397	12.46	194,917
Qualified XII (0.75)	125,495.470	12.40	1,556,144
Qualified XII (0.80)	31,746.889	12.33	391,439
Qualified XII (0.85)	201,785.840	12.27	2,475,912
Qualified XII (0.90)	35,451.410	12.21	432,862
Qualified XII (0.95)	239,970.589	12.14	2,913,243
Qualified XII (1.00)	1,136,584.421	12.08	13,729,940
Qualified XII (1.05)	16,400.613	12.02	197,135
Qualified XII (1.10)	28,123.508	11.96	336,357
Qualified XII (1.15)	33,813.973	11.89	402,048
Qualified XII (1.20)	5,551.878	11.83	65,679
Qualified XII (1.25)	67,368.376	11.77	792,926
Qualified XII (1.30)	991.271	11.71	11,608
Qualified XII (1.35)	105.670	11.65	1,231
Qualified XII (1.40)	16,672.061	11.59	193,229
Qualified XII (1.45)	2,298.999	11.53	26,507
Qualified XVI	32,677.351	11.47	374,809
Qualified XVII	951.099	11.77	11,194
Qualified XXI	11,280.910	12.33	139,094
Qualified XXVI	1,759.278	12.20	21,463
Qualified XXVII	969,286.349	12.11	11,738,058
Qualified XXXIV	1,856.604	9.21	17,099
Qualified XXXVIII	6,064.454	9.38	56,885
Qualified XLIII	495.064	9.22	4,564
Qualified LIV	4,595.409	11.97	55,007
Qualified LVI	5,390.986	12.24	65,986
	4,353,507.750		$ 52,720,366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	6,014.615	$ 13.27	$ 79,814
ING Custom Choice 65	1,416.850	13.14	18,617
ING MAP PLUS NP6	10,870.974	13.29	144,475
ING MAP PLUS NP9	3,318.005	13.20	43,798
ING MAP PLUS NP11	11,024.482	13.14	144,862
ING MAP PLUS NP12	176.244	13.11	2,311
ING MAP PLUS NP13	767.554	13.08	10,040
ING MAP PLUS NP14	41,504.937	13.05	541,639
ING MAP PLUS NP15	5,055.445	13.02	65,822
ING MAP PLUS NP17	103.860	12.96	1,346
ING MAP PLUS NP18	4,445.577	12.92	57,437
ING MAP PLUS NP22	11,112.880	12.80	142,245
ING MAP PLUS NP23	397.912	12.77	5,081
ING MAP PLUS NP26	8,365.880	12.69	106,163
ING MAP PLUS NP28	1,153.008	12.63	14,562
ING MAP PLUS NP29	474.567	12.60	5,980
Qualified V	451.673	13.39	6,048
Qualified VI	1,632,382.574	13.54	22,102,460
Qualified X (1.15)	50,020.365	13.18	659,268
Qualified X (1.25)	177,481.203	13.10	2,325,004
Qualified XII (0.00)	32,929.122	14.71	484,387
Qualified XII (0.05)	240,367.620	14.69	3,531,000
Qualified XII (0.25)	25,892.912	14.47	374,670
Qualified XII (0.30)	14,362.031	14.42	207,100
Qualified XII (0.35)	1,444.774	14.38	20,776
Qualified XII (0.40)	341,028.859	14.33	4,886,944
Qualified XII (0.50)	1,422,720.713	14.23	20,245,316
Qualified XII (0.55)	147,160.191	14.18	2,086,732
Qualified XII (0.60)	37,556.970	14.14	531,056
Qualified XII (0.65)	78,169.971	14.09	1,101,415
Qualified XII (0.70)	73,348.593	14.04	1,029,814
Qualified XII (0.75)	1,006,391.047	14.00	14,089,475
Qualified XII (0.80)	152,794.248	13.95	2,131,480
Qualified XII (0.85)	400,758.781	13.90	5,570,547
Qualified XII (0.90)	59,405.916	13.86	823,366
Qualified XII (0.95)	318,136.846	13.81	4,393,470
Qualified XII (1.00)	2,801,041.725	13.77	38,570,345
Qualified XII (1.05)	36,159.180	13.72	496,104
Qualified XII (1.10)	43,357.485	13.67	592,697
Qualified XII (1.15)	59,036.317	13.63	804,665
Qualified XII (1.20)	9,747.243	13.58	132,368
Qualified XII (1.25)	130,782.162	13.54	1,770,790
Qualified XII (1.30)	702.493	13.49	9,477
Qualified XII (1.40)	13,918.622	13.40	186,510
Qualified XII (1.45)	109.613	13.36	1,464
Qualified XII (1.50)	758.557	13.31	10,096

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative
Class (continued)
Qualified XV	2,927.825	$ 13.81	$ 40,433
Qualified XVI	42,177.495	13.31	561,382
Qualified XVII	1,633.558	13.64	22,282
Qualified XVIII	18,253.958	13.31	242,960
Qualified XXI	40,714.630	13.95	567,969
Qualified XXVI	320.404	13.89	4,450
Qualified XXVIII	2,017,929.898	12.39	25,002,151
Qualified XXXII	403.538	13.10	5,286
Qualified XXXIII (0.65)	21,452.545	13.81	296,260
Qualified XXXIV	839.513	12.01	10,083
Qualified XXXVIII	18,202.188	12.24	222,795
Qualified XLIII	2,123.129	12.02	25,520
Qualified LIV	24,613.018	12.94	318,492
Qualified LVI	26,900.735	13.23	355,897
	11,633,113.030		$ 158,234,996
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	120,622.171	$ 15.09	$ 1,820,189
ING MAP PLUS NP4	11,008.559	14.93	164,358
ING MAP PLUS NP6	18,257.066	14.83	270,752
ING MAP PLUS NP8	22,120.389	14.73	325,833
ING MAP PLUS NP9	35,389.694	14.68	519,521
ING MAP PLUS NP10	17,477.187	14.63	255,691
ING MAP PLUS NP11	7,894.143	14.58	115,097
ING MAP PLUS NP12	227.978	14.53	3,313
ING MAP PLUS NP13	4,610.972	14.48	66,767
ING MAP PLUS NP14	16,386.486	14.43	236,457
ING MAP PLUS NP15	8,815.195	14.38	126,762
ING MAP PLUS NP17	3,043.039	14.28	43,455
ING MAP PLUS NP18	156.579	14.23	2,228
ING MAP PLUS NP19	7,811.128	14.18	110,762
ING MAP PLUS NP20	27,677.401	14.13	391,082
ING MAP PLUS NP21	7,360.009	14.08	103,629
ING MAP PLUS NP22	1,549.029	14.03	21,733
ING MAP PLUS NP23	3,703.582	13.98	51,776
ING MAP PLUS NP24	1,642.244	13.94	22,893
ING MAP PLUS NP25	11,971.304	13.89	166,281
ING MAP PLUS NP26	512.027	13.84	7,086
ING MAP PLUS NP27	2,764.439	13.79	38,122
ING MAP PLUS NP28	3,141.160	13.75	43,191
ING MAP PLUS NP29	530.231	13.70	7,264
ING MAP PLUS NP30	307.775	13.65	4,201
ING MAP PLUS NP32	2,664.381	13.56	36,129
ING MAP PLUS NP36	105.508	13.37	1,411
	337,749.676		$ 4,955,983

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,507.527	$ 10.37	$ 15,633
ING Custom Choice 65	4,278.091	10.70	45,776
ING MAP PLUS NP8	3,263.825	10.60	34,597
ING MAP PLUS NP11	3,523.927	10.54	37,142
ING MAP PLUS NP14	1,338.501	10.48	14,027
ING MAP PLUS NP15	1,299.745	10.46	13,595
ING MAP PLUS NP16	1,419.441	10.44	14,819
ING MAP PLUS NP17	125.098	10.42	1,304
ING MAP PLUS NP18	8.409	10.40	87
ING MAP PLUS NP22	396.500	10.33	4,096
ING MAP PLUS NP23	64.094	10.31	661
ING MAP PLUS NP24	159.672	10.29	1,643
ING MAP PLUS NP26	640.589	10.25	6,566
ING MAP PLUS NP27	4,867.176	10.23	49,791
Qualified VI	666,365.810	10.37	6,910,213
Qualified XII (0.00)	763.762	10.86	8,294
Qualified XII (0.05)	56,630.553	10.86	615,008
Qualified XII (0.25)	40,120.188	10.76	431,693
Qualified XII (0.30)	19,486.818	10.74	209,288
Qualified XII (0.40)	16,696.727	10.70	178,655
Qualified XII (0.50)	291,843.490	10.66	3,111,052
Qualified XII (0.55)	8,639.995	10.64	91,930
Qualified XII (0.60)	8,850.444	10.62	93,992
Qualified XII (0.65)	13,249.673	10.60	140,447
Qualified XII (0.70)	12,172.181	10.58	128,782
Qualified XII (0.75)	422,576.884	10.56	4,462,412
Qualified XII (0.80)	227,814.356	10.54	2,401,163
Qualified XII (0.85)	177,578.011	10.53	1,869,896
Qualified XII (0.90)	11,496.893	10.51	120,832
Qualified XII (0.95)	140,305.272	10.49	1,471,802
Qualified XII (1.00)	416,859.124	10.47	4,364,515
Qualified XII (1.05)	10,346.104	10.45	108,117
Qualified XII (1.10)	19,561.912	10.43	204,031
Qualified XII (1.15)	16,866.966	10.41	175,585
Qualified XII (1.20)	5,399.834	10.39	56,104
Qualified XII (1.25)	41,439.123	10.37	429,724
Qualified XII (1.30)	14.065	10.35	146
Qualified XII (1.35)	40.902	10.33	423
Qualified XII (1.40)	2,112.941	10.32	21,806
Qualified XII (1.45)	308.117	10.30	3,174
Qualified XII (1.50)	80.801	10.28	831
Qualified XV	2,223.252	10.49	23,322
Qualified XVI	20,057.965	10.28	206,196
Qualified XVII	1,112.076	10.38	11,543
Qualified XXVI	2,867.411	10.56	30,280
Qualified XXXIV	2,031.905	8.20	16,662

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XXXVIII	3,429.319	$ 8.35	$ 28,635
Qualified XLIII	2,117.246	8.21	17,383
Qualified LIV	8,380.127	10.54	88,327
Qualified LVI	43,074.869	10.77	463,916
	2,735,807.711		$ 28,735,916
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	200.962	$ 14.61	$ 2,936
ING Custom Choice 65	127.484	14.47	1,845
Qualified V	834.590	14.00	11,684
Qualified VI	392,164.840	14.15	5,549,132
Qualified X (1.15)	27,493.131	14.31	393,427
Qualified X (1.25)	33,366.613	14.22	474,473
Qualified XII (0.25)	45,663.280	15.12	690,429
Qualified XII (0.30)	6,327.399	15.07	95,354
Qualified XII (0.35)	174.113	15.02	2,615
Qualified XII (0.40)	31,728.618	14.97	474,977
Qualified XII (0.50)	7,352.539	14.87	109,332
Qualified XII (0.55)	21,893.080	14.82	324,455
Qualified XII (0.60)	24,390.804	14.77	360,252
Qualified XII (0.65)	23,360.564	14.72	343,868
Qualified XII (0.70)	11,511.877	14.67	168,879
Qualified XII (0.75)	22,202.075	14.63	324,816
Qualified XII (0.80)	19,867.726	14.58	289,671
Qualified XII (0.85)	62,842.669	14.53	913,104
Qualified XII (0.90)	33,296.621	14.48	482,135
Qualified XII (0.95)	87,979.024	14.43	1,269,537
Qualified XII (1.00)	604,739.969	14.38	8,696,161
Qualified XII (1.05)	9,674.806	14.34	138,737
Qualified XII (1.10)	11,553.290	14.29	165,097
Qualified XII (1.15)	14,217.530	14.24	202,458
Qualified XII (1.20)	3,053.866	14.19	43,334
Qualified XII (1.25)	37,918.681	14.15	536,549
Qualified XII (1.30)	516.809	14.10	7,287
Qualified XII (1.35)	440.152	14.05	6,184
Qualified XII (1.40)	5,432.285	14.00	76,052
Qualified XII (1.45)	285.725	13.96	3,989
Qualified XII (1.50)	844.343	13.91	11,745
Qualified XV	1,556.199	14.43	22,456
Qualified XVI	28,029.013	13.91	389,884
Qualified XVIII	912.555	14.45	13,186
Qualified XXVI	314.156	14.51	4,558
Qualified XXXII	141.856	14.22	2,017
Qualified XXXIV	6,048.590	11.81	71,434
Qualified XXXVIII	6,588.655	12.03	79,262
Qualified XLIII	375.502	11.82	4,438
Qualified LIV	4,413.755	14.26	62,940
Qualified LVI	11,578.901	14.58	168,820
	1,601,414.647		$ 22,989,509

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Diversified Equity Income Fund - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP4	5,954.272	$ 9.12	$ 54,303
ING MAP PLUS NP15	7,627.314	8.98	68,493
ING MAP PLUS NP17	4,145.902	8.96	37,147
	17,727.488		$ 159,943
Columbia Diversified Equity Income Fund - Class R-4
Contracts in accumulation period:
Qualified VI	151,439.116	$ 8.91	$ 1,349,323
Qualified XII (0.00)	5,578.580	9.21	51,379
Qualified XII (0.25)	47,729.672	9.15	436,726
Qualified XII (0.30)	4,647.159	9.14	42,475
Qualified XII (0.40)	19,995.993	9.12	182,363
Qualified XII (0.50)	31,276.693	9.09	284,305
Qualified XII (0.55)	4,560.252	9.08	41,407
Qualified XII (0.65)	21,610.870	9.06	195,794
Qualified XII (0.70)	3,915.527	9.04	35,396
Qualified XII (0.75)	20,773.415	9.03	187,584
Qualified XII (0.80)	22,093.384	9.02	199,282
Qualified XII (0.85)	49,937.345	9.01	449,935
Qualified XII (0.90)	2,731.788	9.00	24,586
Qualified XII (0.95)	22,439.453	8.98	201,506
Qualified XII (1.00)	54,815.915	8.97	491,699
Qualified XII (1.05)	1,243.507	8.96	11,142
Qualified XII (1.10)	5,104.583	8.95	45,686
Qualified XII (1.15)	4,049.903	8.94	36,206
Qualified XII (1.20)	3,065.028	8.93	27,371
Qualified XII (1.25)	14,608.007	8.91	130,157
Qualified XII (1.30)	200.078	8.90	1,781
Qualified XII (1.50)	1,128.944	8.85	9,991
Qualified XIII	706.698	8.98	6,346
Qualified XVI	2,812.494	8.85	24,891
Qualified XXI	61,803.579	9.02	557,468
Qualified XXXIV	226.686	9.05	2,052
Qualified XXXVIII	2,792.624	9.21	25,720
Qualified LIV	30,366.305	9.02	273,904
Qualified LVI	316.713	9.15	2,898
	591,970.311		$ 5,329,373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	143.721	$ 10.20	$ 1,466
ING Custom Choice 65	2,684.727	10.43	28,002
Qualified VI	249,646.388	10.20	2,546,393
Qualified XII (0.25)	6,334.228	10.48	66,383
Qualified XII (0.30)	7,683.911	10.46	80,374
Qualified XII (0.35)	269.001	10.45	2,811
Qualified XII (0.40)	45,456.573	10.43	474,112
Qualified XII (0.50)	8,614.186	10.41	89,674
Qualified XII (0.55)	4,880.155	10.39	50,705
Qualified XII (0.60)	17,920.566	10.38	186,015
Qualified XII (0.65)	1,024.157	10.36	10,610
Qualified XII (0.70)	5,035.902	10.35	52,122
Qualified XII (0.75)	24,782.627	10.34	256,252
Qualified XII (0.80)	29,366.068	10.32	303,058
Qualified XII (0.85)	32,024.985	10.31	330,178
Qualified XII (0.90)	10,709.426	10.30	110,307
Qualified XII (0.95)	24,839.592	10.28	255,351
Qualified XII (1.00)	155,560.580	10.27	1,597,607
Qualified XII (1.05)	2,755.985	10.26	28,276
Qualified XII (1.10)	11,284.105	10.24	115,549
Qualified XII (1.15)	5,575.299	10.23	57,035
Qualified XII (1.20)	659.882	10.22	6,744
Qualified XII (1.25)	16,089.208	10.20	164,110
Qualified XII (1.40)	83.410	10.16	847
Qualified XII (1.50)	1,085.929	10.13	11,000
Qualified XV	892.607	10.28	9,176
Qualified XVI	1,941.213	10.13	19,664
Qualified XXXIV	869.411	10.35	8,998
Qualified XXXVIII	76.381	10.54	805
Qualified XLIII	30.411	10.36	315
Qualified LIV	4,479.372	10.32	46,227
Qualified LVI	8,166.573	10.48	85,586
	680,966.579		$ 6,995,752
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	1,061.644	$ 16.44	$ 17,453
ING MAP PLUS NP8	79.840	16.16	1,290
ING MAP PLUS NP9	3,091.033	16.10	49,766
ING MAP PLUS NP12	759.783	15.93	12,103
ING MAP PLUS NP14	22,427.130	15.83	355,021
ING MAP PLUS NP17	1,094.662	15.66	17,142
ING MAP PLUS NP19	3,446.336	15.55	53,591
ING MAP PLUS NP20	17,492.126	15.50	271,128
ING MAP PLUS NP22	246.661	15.39	3,796
ING MAP PLUS NP23	368.286	15.34	5,650
ING MAP PLUS NP26	64.027	15.18	972
ING MAP PLUS NP27	1,014.316	15.13	15,347
	51,145.844		$ 803,259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	15,428.507	$ 10.56	$ 162,925

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP4	36.846	$ 15.34	$ 565
ING MAP PLUS NP8	161.254	15.13	2,440
ING MAP PLUS NP9	14,184.208	15.07	213,756
ING MAP PLUS NP10	22,754.296	15.02	341,770
ING MAP PLUS NP11	11,520.914	14.97	172,468
ING MAP PLUS NP12	1,488.080	14.92	22,202
ING MAP PLUS NP13	1,984.996	14.87	29,517
ING MAP PLUS NP14	3,481.215	14.82	51,592
ING MAP PLUS NP16	596.886	14.71	8,780
ING MAP PLUS NP17	3,933.731	14.66	57,668
ING MAP PLUS NP18	396.197	14.61	5,788
ING MAP PLUS NP21	8,124.124	14.46	117,475
ING MAP PLUS NP22	105.483	14.41	1,520
ING MAP PLUS NP23	3,833.527	14.36	55,049
ING MAP PLUS NP26	793.532	14.22	11,284
ING MAP PLUS NP32	796.278	13.92	11,084
	74,191.567		$ 1,102,958
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	15,015.705	$ 18.99	$ 285,148
ING Custom Choice 65	763.731	17.29	13,205
Qualified V	3,402.252	18.49	62,908
Qualified VI	2,717,505.983	18.69	50,790,187
Qualified XII (0.00)	7,008.455	31.04	217,542
Qualified XII (0.05)	2,358.615	30.54	72,032
Qualified XII (0.10)	6.199	30.75	191
Qualified XII (0.25)	28,543.038	30.31	865,139
Qualified XII (0.30)	28,204.930	30.17	850,943
Qualified XII (0.35)	1,236.467	30.03	37,131
Qualified XII (0.40)	185,170.984	29.89	5,534,761
Qualified XII (0.50)	1,012,846.936	29.61	29,990,398
Qualified XII (0.55)	54,637.716	29.47	1,610,173
Qualified XII (0.60)	40,231.564	29.33	1,179,992
Qualified XII (0.65)	67,679.716	29.19	1,975,571
Qualified XII (0.70)	61,322.399	29.05	1,781,416
Qualified XII (0.75)	830,033.612	28.91	23,996,272
Qualified XII (0.80)	156,623.975	28.78	4,507,638
Qualified XII (0.85)	648,906.566	19.19	12,452,517
Qualified XII (0.90)	54,530.169	28.51	1,554,655
Qualified XII (0.95)	629,962.974	19.06	12,007,094
Qualified XII (1.00)	2,427,527.248	19.00	46,123,018
Qualified XII (1.05)	44,246.072	18.94	838,021

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (1.10)	51,024.785	$ 18.87	$ 962,838
Qualified XII (1.15)	71,486.584	18.81	1,344,663
Qualified XII (1.20)	23,230.756	18.75	435,577
Qualified XII (1.25)	164,241.852	18.69	3,069,680
Qualified XII (1.30)	80.069	18.62	1,491
Qualified XII (1.35)	1,210.409	18.56	22,465
Qualified XII (1.40)	13,155.880	18.50	243,384
Qualified XII (1.45)	1,614.869	18.44	29,778
Qualified XII (1.50)	1,279.475	18.38	23,517
Qualified XIII	2,826.735	19.06	53,878
Qualified XV	5,185.960	19.06	98,844
Qualified XVI	73,561.275	18.38	1,352,056
Qualified XVII	3,151.271	18.83	59,338
Qualified XXI	21,241.085	19.26	409,103
Qualified XXVI	2,875.376	19.17	55,121
Qualified XXXIV	4,661.336	13.96	65,072
Qualified XXXVIII	31,461.956	14.22	447,389
Qualified XLIII	2,426.279	13.97	33,895
Qualified LIV	81,641.179	17.03	1,390,349
Qualified LVI	54,527.234	17.41	949,319
	9,628,649.671		$ 207,793,709
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	5,970.240	$ 12.85	$ 76,718
ING MAP PLUS NP29	807.425	11.98	9,673
	6,777.665		$ 86,391
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	13,526.817	$ 12.78	$ 172,873
ING MAP PLUS NP14	273.709	12.66	3,465
ING MAP PLUS NP15	9,561.478	12.61	120,570
ING MAP PLUS NP29	538.277	12.04	6,481
	23,900.281		$ 303,389
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	541.606	$ 14.29	$ 7,740
ING MAP PLUS NP11	1,930.306	14.14	27,295
ING MAP PLUS NP14	3,360.628	14.00	47,049
ING MAP PLUS NP15	250.848	13.96	3,502
ING MAP PLUS NP29	1,818.851	13.32	24,227
	7,902.239		$ 109,813

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International
Contracts in accumulation period:
ING Custom Choice 62	1,067.719	$ 10.27	$ 10,965
ING Custom Choice 65	3,399.224	10.60	36,032
ING MAP PLUS NP6	2,828.535	10.58	29,926
ING MAP PLUS NP8	13,486.793	10.54	142,151
ING MAP PLUS NP12	239.120	10.46	2,501
ING MAP PLUS NP17	1,768.655	10.37	18,341
ING MAP PLUS NP18	3,358.900	10.35	34,765
ING MAP PLUS NP22	2,621.209	10.27	26,920
ING MAP PLUS NP23	186.147	10.25	1,908
ING MAP PLUS NP26	1,597.965	10.20	16,299
ING MAP PLUS NP27	4,112.470	10.18	41,865
ING MAP PLUS NP28	2,876.237	10.16	29,223
Qualified VI	423,413.678	10.27	4,348,458
Qualified XII (0.00)	140.873	10.75	1,514
Qualified XII (0.05)	25,680.047	10.75	276,061
Qualified XII (0.10)	94.934	10.72	1,018
Qualified XII (0.25)	6,894.380	10.66	73,494
Qualified XII (0.30)	9,673.677	10.64	102,928
Qualified XII (0.40)	26,700.967	10.60	283,030
Qualified XII (0.50)	681,129.270	10.56	7,192,725
Qualified XII (0.55)	6,239.169	10.54	65,761
Qualified XII (0.60)	839.630	10.52	8,833
Qualified XII (0.65)	10,340.652	10.50	108,577
Qualified XII (0.70)	7,375.508	10.48	77,295
Qualified XII (0.75)	272,508.274	10.46	2,850,437
Qualified XII (0.80)	48,365.181	10.44	504,932
Qualified XII (0.85)	275,242.429	10.42	2,868,026
Qualified XII (0.90)	8,038.225	10.41	83,678
Qualified XII (0.95)	64,560.029	10.39	670,779
Qualified XII (1.00)	437,431.499	10.37	4,536,165
Qualified XII (1.05)	6,993.129	10.35	72,379
Qualified XII (1.10)	9,020.766	10.33	93,185
Qualified XII (1.15)	18,722.584	10.31	193,030
Qualified XII (1.20)	3,199.925	10.29	32,927
Qualified XII (1.25)	37,896.848	10.27	389,201
Qualified XII (1.40)	3,209.053	10.22	32,797
Qualified XII (1.45)	371.598	10.20	3,790
Qualified XII (1.50)	1,163.615	10.18	11,846
Qualified XV	2,647.144	10.39	27,504
Qualified XVI	11,303.424	10.18	115,069
Qualified XVII	945.235	10.28	9,717
Qualified XXI	13,547.021	10.44	141,431
Qualified XXVI	473.767	10.46	4,956
Qualified XXXVIII	1,968.153	9.59	18,875
Qualified XLIII	113.856	9.42	1,073
Qualified LIV	25,065.148	10.44	261,680
Qualified LVI	4,105.506	10.67	43,806
	2,482,958.168		$ 25,897,873

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	4,320.356	$ 16.92	$ 73,100
ING Custom Choice 65	2,038.672	16.66	33,964
ING MAP PLUS NP15	6,722.901	13.40	90,087
ING MAP PLUS NP32	12.111	13.30	161
Qualified V	153.173	16.23	2,486
Qualified VI	1,320,344.304	16.40	21,653,647
Qualified X (1.15)	42,185.345	17.15	723,479
Qualified X (1.25)	61,267.264	17.04	1,043,994
Qualified XII (0.00)	448.143	17.83	7,990
Qualified XII (0.05)	206,819.511	17.80	3,681,387
Qualified XII (0.10)	19.559	17.71	346
Qualified XII (0.25)	120,047.076	17.54	2,105,626
Qualified XII (0.30)	12,185.099	17.48	212,996
Qualified XII (0.35)	1,499.952	17.42	26,129
Qualified XII (0.40)	22,095.270	17.36	383,574
Qualified XII (0.50)	916,219.413	17.25	15,804,785
Qualified XII (0.55)	99,455.774	17.19	1,709,645
Qualified XII (0.60)	6,247.294	17.13	107,016
Qualified XII (0.65)	788,982.627	17.07	13,467,933
Qualified XII (0.70)	64,884.865	17.02	1,104,340
Qualified XII (0.75)	335,314.899	16.96	5,686,941
Qualified XII (0.80)	75,495.316	16.90	1,275,871
Qualified XII (0.85)	404,307.228	16.85	6,812,577
Qualified XII (0.90)	27,833.300	16.79	467,321
Qualified XII (0.95)	239,449.125	16.74	4,008,378
Qualified XII (1.00)	1,033,203.845	16.68	17,233,840
Qualified XII (1.05)	11,997.617	16.62	199,400
Qualified XII (1.10)	25,888.311	16.57	428,969
Qualified XII (1.15)	39,156.577	16.51	646,475
Qualified XII (1.20)	10,673.097	16.46	175,679
Qualified XII (1.25)	54,436.297	16.40	892,755
Qualified XII (1.30)	622.231	16.35	10,173
Qualified XII (1.35)	151.676	16.30	2,472
Qualified XII (1.40)	5,886.527	16.24	95,597
Qualified XII (1.45)	88.495	16.19	1,433
Qualified XII (1.50)	1,551.627	16.13	25,028
Qualified XV	2,766.439	16.74	46,310
Qualified XVI	24,149.526	16.13	389,532
Qualified XVII	18.796	16.53	311
Qualified XVIII	7,758.612	17.31	134,302
Qualified XXI	33,583.188	16.90	567,556
Qualified XXVI	2,506.646	16.83	42,187
Qualified XXXIII (0.65)	14,371.728	17.60	252,942
Qualified XXXIV	2,761.683	9.95	27,479
Qualified XXXVIII	9,155.574	10.13	92,746
Qualified XLIII	1,552.338	9.95	15,446
Qualified LIV	49,238.830	16.42	808,502
Qualified LVI	17,698.688	16.78	296,984
	6,107,566.925		$ 102,869,891

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	1,925.077	$ 14.61	$ 28,125
ING Custom Choice 65	1,956.739	13.74	26,886
ING MAP PLUS NP11	1,249.570	16.37	20,455
ING MAP PLUS NP14	162.556	16.33	2,655
ING MAP PLUS NP23	69.862	16.21	1,132
Qualified V	22.843	14.22	325
Qualified VI	494,431.013	14.37	7,104,974
Qualified X (1.15)	6,911.226	15.15	104,705
Qualified X (1.25)	30,664.545	15.05	461,501
Qualified XII (0.00)	4,496.391	15.62	70,234
Qualified XII (0.05)	51,594.249	15.59	804,354
Qualified XII (0.10)	40.731	15.52	632
Qualified XII (0.25)	50,005.425	15.36	768,083
Qualified XII (0.30)	8,922.499	15.31	136,603
Qualified XII (0.35)	486.894	15.26	7,430
Qualified XII (0.40)	30,357.272	15.21	461,734
Qualified XII (0.50)	348,313.462	15.11	5,263,016
Qualified XII (0.55)	11,134.712	15.06	167,689
Qualified XII (0.60)	13,968.244	15.01	209,663
Qualified XII (0.65)	130,642.576	14.96	1,954,413
Qualified XII (0.70)	29,556.034	14.91	440,680
Qualified XII (0.75)	102,861.701	14.86	1,528,525
Qualified XII (0.80)	23,154.381	14.81	342,916
Qualified XII (0.85)	179,661.082	14.76	2,651,798
Qualified XII (0.90)	10,590.753	14.71	155,790
Qualified XII (0.95)	66,340.054	14.66	972,545
Qualified XII (1.00)	682,583.097	14.61	9,972,539
Qualified XII (1.05)	1,836.280	14.56	26,736
Qualified XII (1.10)	28,102.502	14.51	407,767
Qualified XII (1.15)	9,951.849	14.47	144,003
Qualified XII (1.20)	3,275.288	14.42	47,230
Qualified XII (1.25)	40,101.435	14.37	576,258
Qualified XII (1.30)	1,168.950	14.32	16,739
Qualified XII (1.35)	102.017	14.27	1,456
Qualified XII (1.40)	4,578.358	14.23	65,150
Qualified XII (1.45)	5,827.767	14.18	82,638
Qualified XII (1.50)	1,076.475	14.13	15,211
Qualified XV	496.394	14.66	7,277
Qualified XVI	12,677.179	14.13	179,129
Qualified XXI	10,656.831	14.81	157,828
Qualified XXVI	1,049.096	14.74	15,464
Qualified XXXIV	353.058	10.06	3,552
Qualified XXXVIII	8,731.461	10.25	89,497
Qualified XLIII	196.275	10.07	1,976
Qualified LIV	24,184.247	13.54	327,455
Qualified LVI	5,129.963	13.84	70,999
	2,441,598.413		$ 35,895,767

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	22,019.447	$ 12.13	$ 267,096
ING MAP PLUS NP8	1,599.106	11.84	18,933
ING MAP PLUS NP9	65,435.480	11.80	772,139
ING MAP PLUS NP10	32,226.545	11.75	378,662
ING MAP PLUS NP11	61,273.185	11.71	717,509
ING MAP PLUS NP12	1,742.674	11.67	20,337
ING MAP PLUS NP13	7,413.565	11.63	86,220
ING MAP PLUS NP14	71,516.779	11.59	828,879
ING MAP PLUS NP15	39,786.213	11.55	459,531
ING MAP PLUS NP17	3,268.945	11.47	37,495
ING MAP PLUS NP18	80.688	11.43	922
ING MAP PLUS NP19	7,713.552	11.39	87,857
ING MAP PLUS NP20	39,665.527	11.36	450,600
ING MAP PLUS NP21	6,464.529	11.32	73,178
ING MAP PLUS NP22	1,824.251	11.28	20,578
ING MAP PLUS NP23	11,635.851	11.24	130,787
ING MAP PLUS NP24	1,570.665	11.20	17,591
ING MAP PLUS NP25	2.625	11.16	29
ING MAP PLUS NP26	3,995.141	11.12	44,426
ING MAP PLUS NP27	3,309.421	11.08	36,668
ING MAP PLUS NP28	834.062	11.05	9,216
ING MAP PLUS NP29	1,792.786	11.01	19,739
ING MAP PLUS NP30	2,280.512	10.97	25,017
ING MAP PLUS NP32	1,053.378	10.89	11,471
	388,504.927		$ 4,514,880
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	9,037.666	$ 11.72	$ 105,921
ING Custom Choice 65	64.435	11.62	749
Qualified V	2,170.100	11.35	24,631
Qualified VI	1,773,220.458	11.47	20,338,839
Qualified XII (0.25)	120,050.723	12.26	1,471,822
Qualified XII (0.30)	54,242.594	12.22	662,844
Qualified XII (0.40)	93,118.798	12.14	1,130,462
Qualified XII (0.50)	61,745.406	12.06	744,650
Qualified XII (0.55)	46,912.671	12.02	563,890
Qualified XII (0.60)	46,707.687	11.98	559,558
Qualified XII (0.65)	197,389.061	11.94	2,356,825
Qualified XII (0.70)	80,860.402	11.90	962,239
Qualified XII (0.75)	163,117.673	11.86	1,934,576
Qualified XII (0.80)	647,139.614	11.82	7,649,190
Qualified XII (0.85)	455,530.213	11.78	5,366,146
Qualified XII (0.90)	74,399.941	11.74	873,455
Qualified XII (0.95)	403,203.895	11.70	4,717,486
Qualified XII (1.00)	961,182.495	11.66	11,207,388
Qualified XII (1.05)	28,739.815	11.63	334,244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
(continued)
Qualified XII (1.10)	86,376.979	$ 11.59	$ 1,001,109
Qualified XII (1.15)	49,816.558	11.55	575,381
Qualified XII (1.20)	25,001.119	11.51	287,763
Qualified XII (1.25)	197,118.053	11.47	2,260,944
Qualified XII (1.30)	123.031	11.43	1,406
Qualified XII (1.35)	839.351	11.39	9,560
Qualified XII (1.40)	19,153.719	11.36	217,586
Qualified XII (1.45)	1,696.173	11.32	19,201
Qualified XIII	378.605	11.70	4,430
Qualified XV	5,019.343	11.70	58,726
Qualified XVI	36,818.418	11.28	415,312
Qualified XVII	1,843.761	11.56	21,314
Qualified XXVI	1,193.542	11.77	14,048
Qualified XXVII	1,399,928.013	11.14	15,595,198
Qualified XXXIV	4,494.032	8.54	38,379
Qualified XXXVIII	22,811.739	8.70	198,462
Qualified XLIII	588.956	8.54	5,030
Qualified LIV	45,490.808	11.45	520,870
Qualified LVI	19,117.466	11.70	223,674
	7,136,643.313		$ 82,473,308
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	9,304.635	$ 12.65	$ 117,704

Wells Fargo Advantage Special Small Cap Values Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	5,409.497	$ 15.01	$ 81,197
ING MAP PLUS NP14	383.371	14.76	5,659
ING MAP PLUS NP17	6,610.783	14.60	96,517
ING MAP PLUS NP20	7,278.559	14.45	105,175
ING MAP PLUS NP26	1,642.564	14.16	23,259
ING MAP PLUS NP27	249.690	14.11	3,523
Qualified V	362.167	22.23	8,051
Qualified VI	735,440.474	22.60	16,620,955
Qualified XII (0.10)	23.771	25.47	605
Qualified XII (0.25)	45,588.673	25.07	1,142,908
Qualified XII (0.30)	7,895.467	24.94	196,913
Qualified XII (0.40)	27,041.410	24.68	667,382
Qualified XII (0.50)	14,920.077	24.43	364,497
Qualified XII (0.55)	13,331.591	24.30	323,958
Qualified XII (0.60)	15,863.761	24.18	383,586
Qualified XII (0.65)	50,017.910	24.05	1,202,931
Qualified XII (0.70)	21,191.967	23.93	507,124
Qualified XII (0.75)	151,882.640	23.80	3,614,807
Qualified XII (0.80)	9,855.481	23.68	233,378
Qualified XII (0.85)	150,993.199	23.56	3,557,400
Qualified XII (0.90)	51,211.820	23.43	1,199,893

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Special Small Cap Values Fund -
Class A (continued)
Qualified XII (0.95)	101,237.741	$ 23.31	$ 2,359,852
Qualified XII (1.00)	559,217.480	23.19	12,968,253
Qualified XII (1.05)	15,912.208	23.07	367,095
Qualified XII (1.10)	20,927.325	22.95	480,282
Qualified XII (1.15)	42,598.199	22.83	972,517
Qualified XII (1.20)	4,529.943	22.71	102,875
Qualified XII (1.25)	35,529.308	22.60	802,962
Qualified XII (1.30)	1,728.835	22.48	38,864
Qualified XII (1.35)	112.638	22.36	2,519
Qualified XII (1.40)	3,854.516	22.25	85,763
Qualified XII (1.45)	801.225	22.13	17,731
Qualified XII (1.50)	3.660	22.02	81
Qualified XVI	9,301.973	22.02	204,829
Qualified XVII	406.682	22.60	9,191
Qualified XXVII	2,168,778.414	22.98	49,838,528
Qualified XXXIV	1,868.453	10.04	18,759
Qualified XXXVIII	362.737	10.22	3,707
Qualified LIV	40,888.994	13.49	551,593
	4,325,255.203		$ 99,165,119

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXIV

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVIII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified XLII

Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.

Qualified XLIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Alger Green Fund - Class A
2010	114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97% to	9.57%
2009	91	$8.26	to	$13.24	$1,064	(d)	0.00%	to	1.50%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2010	18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39% to	12.40%
2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03% to	20.15%
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57% to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75% to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%
AllianceBernstein Growth and Income Portfolio -
Class A
2010	42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64% to	12.00%
2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39% to	19.52%
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39% to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78% to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91% to	15.97%
Allianz NFJ Dividend Value Fund - Class A
2010	19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%	11.96%
2009	11		$12.21		$134	(d)		1.00%		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2010	234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(c)	0.00%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Allianz NFJ Small-Cap Value Fund - Class A
2010	22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
Amana Growth Fund
2010	1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(c)		0.05%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Amana Income Fund
2010	2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(c)		0.05%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
American Balanced Fund® - Class R-3
2010	497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2010	1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$9,060	(d)	0.00%	to	1.65%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
American Century Income & Growth Fund - A Class
2010	509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
Ariel Appreciation Fund
2010	62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
Ariel Fund
2010	202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
Artisan International Fund - Investor Shares
2010	306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Aston/Optimum Mid Cap Fund - Class N
2010	249	$11.69	to	$11.79	$2,925	(e)	0.25%	to	1.50%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Equity Dividend Fund - Investor A Shares
2010	15		$11.80		$183	(e)		0.80%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2010	285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$263	(d)	0.40%	to	1.40%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
The Bond Fund of AmericaSM, Inc. - Class R-4
2010	780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Calvert VP SRI Balanced Portfolio
2010	2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Capital World Growth & Income FundSM, Inc. -
Class R-3
2010	27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85% to	6.85%
2009	1	$12.84	to	$12.85	$14	(d)	0.50%	to	0.55%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ColumbiaSM Acorn Fund® - Class A
2010	1	$13.20	to	$13.23	$9	(e)	0.95%	to	1.15%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ColumbiaSM Acorn Fund® - Class Z
2010	631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37% to	26.01%
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85% to	39.59%
2008	126	$6.34	to	$6.39	$807	(c)	0.00%	to	1.25%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
Columbia Mid Cap Value Fund - Class A
2010	399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09% to	22.68%
2009	371	$7.90	to	$8.11	$2,961	0.84%	0.00%	to	1.60%	30.15% to	32.30%
2008	258	$6.07	to	$6.13	$1,575	(c)	0.00%	to	1.55%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
Columbia Mid Cap Value Fund - Class Z
2010	273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14% to	23.22%
2009	161	$8.04	to	$8.14	$1,314	1.07%	0.00%	to	0.80%	31.59% to	32.57%
2008	91	$6.11	to	$6.14	$561	(c)	0.00%	to	0.80%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
CRM Mid Cap Value Fund - Investor Shares
2010	16	$14.11 to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%
2009	6	$12.15 to	$12.17	$70	(d)	0.45%	to	0.70%		(d)
2008	(d)	(d)		(d)	(d)		(d)			(d)
2007	(d)	(d)		(d)	(d)		(d)			(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
Dodge & Cox International Stock Fund
2010	-	$11.80		$4	(e)		1.35%			(e)
2009	(e)	(e)		(e)	(e)		(e)			(e)
2008	(e)	(e)		(e)	(e)		(e)			(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
DWS Equity 500 Index Fund - Class S
2010	26	$13.53		$351	1.67%		1.00%		13.79%
2009	21	$11.89		$247	1.93%		1.00%		25.03%
2008	18	$9.51		$168	2.02%		1.00%		-37.72%
2007	15	$15.27		$228	2.03%		1.00%		4.30%
2006	11	$14.64		$167	1.85%		1.00%		14.46%
Eaton Vance Large-Cap Value Fund - Class R
2010	3	$13.20 to	$13.40	$38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1	$12.21		$13	(d)	0.50%	to	0.55%		(d)
2008	(d)	(d)		(d)	(d)		(d)			(d)
2007	(d)	(d)		(d)	(d)		(d)			(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
EuroPacific Growth Fund® - Class R-3
2010	742	$16.06 to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98 to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99 to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
2007	486	$18.87 to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70%	to	18.27%
2006	225	$16.29 to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60%	to	21.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-4
2010	16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11%	to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03%	to	21.40%
Fidelity® Advisor New Insights Fund - Institutional
Class
2010	3	$12.21	to	$12.24	$38	(e)	0.90%	to	1.15%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
Fidelity® VIP Growth Portfolio - Initial Class
2010	13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
Fidelity® VIP High Income Portfolio - Initial Class
2010	812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2010	2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	38,963	$8.83	to	$37.67	$1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	4,089	$25.79	to	$26.00	$106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2010	1,329		$15.45		$20,531	0.39%		-		28.86%
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(a)		-			(a)
Fidelity® VIP Asset ManagerSM Portfolio - Initial
Class
2010	947	$23.09	to	$23.28	$22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Mutual Global Discovery Fund - Class R
2010	228	$15.81	to	$17.53	$3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
Franklin Small-Mid Cap Growth Fund - Class A
2010	47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
Franklin Small Cap Value Securities Fund - Class 2
2010	6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
Fundamental InvestorsSM, Inc. - Class R-3
2010	87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(c)	0.40%	to	1.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Fundamental InvestorsSM, Inc. - Class R-4
2010	3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Growth Fund of America® - Class R-3
2010	1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
The Growth Fund of America® - Class R-4
2010	23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
The Hartford Capital Appreciation Fund - Class R4
2010	17		$11.48		$190	(e)		0.65%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
The Hartford Dividend And Growth Fund - Class R4
2010	4		$11.16		$46	(e)		0.65%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
The Income Fund of America® - Class R-3
2010	147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2010	14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
ING Real Estate Fund - Class A
2010	117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
ING GNMA Income Fund - Class A
2010	367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
ING Intermediate Bond Fund - Class A
2010	326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
ING Intermediate Bond Portfolio - Class I
2010	17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2010	44		$11.66		$511	5.81%		0.35%		9.07%
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%
2006	1		$10.05		$12	(a)		0.35%		(a)
ING Artio Foreign Portfolio - Service Class
2010	2,357	$7.06	to	$14.81	$32,588	-	0.00%	to	1.50%	5.26% to	6.85%
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42% to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(a)	0.00%	to	1.50%	(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	9,256	$8.45	to	$9.53	$84,717	0.46%	0.00%	to	1.50%	11.91% to	13.72%
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62% to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90% to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(b)	0.00%	to	1.50%	(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2010	18	$10.71	to	$10.95	$196	-	0.00%	to	0.50%	12.86% to	13.47%
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47% to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32% to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%
2006	-		$11.40		-	(a)		-		(a)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2010	24		$9.25		$220	-		0.35%		12.80%
2009	22		$8.20		$177	-		0.35%		29.54%
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(b)		0.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2010	5,816	$10.11	to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%
2008	5,361	$6.69	to	$6.73	$35,967	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Real Estate Portfolio - Institutional Class
2010	182	$10.07	to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(g)	0.95%	to	1.95%		(g)
2006	61		$12.34		$754	(a)		0.95%			(a)
ING Clarion Real Estate Portfolio - Service Class
2010	3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46%	to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97%	to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(a)	0.35%	to	1.50%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05%	to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11%	to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77%	to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25%	to	11.36%
ING Global Resources Portfolio - Institutional Class
2010	2		$13.76		$33	-		0.20%		21.66%
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(b)		0.20%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2010	10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Janus Contrarian Portfolio - Service Class
2010	2,467	$7.98	to	$9.11	$21,675	-	0.00%	to	1.55%	12.17%	to	13.88%
2009	1,691	$7.15	to	$8.00	$13,120	0.57%	0.00%	to	1.55%	34.33%	to	36.52%
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21%	to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(b)	0.00%	to	0.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2010	20		$19.86		$405	0.48%		0.35%		19.49%
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(a)		0.35%			(a)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78%	to	35.12%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00%	to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16%	to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07%	to	16.04%
ING Large Cap Growth Portfolio - Service Class
2010	217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81%	to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(b)		-			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	9,150	$8.50	to	$10.11	$88,511	0.78%	0.00%	to	1.95%	15.25%	to	17.56%
2009	9,595	$7.29	to	$8.60	$79,642	0.97%	0.00%	to	1.95%	16.79%	to	19.11%
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67%	to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79%	to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(a)	0.50%	to	1.50%		(a)
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	83	$9.30	to	$9.77	$807	0.54%	0.50%	to	1.55%	15.38%	to	16.59%
2009	80	$8.06	to	$8.38	$668	0.85%	0.50%	to	1.55%	17.17%	to	17.99%
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45%	to	-37.15%
2007	46	$11.08	to	$11.17	$516	(b)	0.85%	to	1.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico Growth Portfolio - Institutional Class
2010	921	$9.82	to	$10.29	$9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2010	43	$10.12	to	$12.51	$522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94%	to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43%	to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34%	to	4.46%
ING Marsico International Opportunities Portfolio -
Adviser Class
2010	9		$8.77		$81	0.78%		0.35%		13.02%
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(b)		0.35%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Service Class
2010	579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16%	to	23.16%
ING MFS Total Return Portfolio - Adviser Class
2010	93		$11.49		$1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%
2006	4		$11.30		$45	(a)		0.35%			(a)
ING MFS Total Return Portfolio - Institutional Class
2010	5,492	$10.94	to	$10.95	$60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
2006	25		$10.78		$269	(a)		1.00%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2010	1,795	$9.70	to	$15.85	$25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
ING MFS Utilities Portfolio - Service Class
2010	2,219	$9.35	to	$18.03	$37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
ING PIMCO High Yield Portfolio - Institutional Class
2010	491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
2006	23		$10.58		$247	(a)		1.00%			(a)
ING PIMCO High Yield Portfolio - Service Class
2010	1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(b)	0.20%	to	1.95%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Service Class
2010	-		$8.26		$3	-		1.05%		18.00%
2009	-		$7.00		$3	(d)		1.05%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2010	1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(a)	0.00%	to	1.50%		(a)
ING Pioneer Fund Portfolio - Service Class
2010	46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2		$10.80		$25	(a)		1.00%			(a)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2010	8,727	$9.30	to	$11.24	$93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16%	to	5.26%
2006	74	$10.54	to	$10.65	$783	(a)	0.50%	to	1.50%		(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	36	$10.30	to	$11.07	$390	0.82%	0.10%	to	1.65%	16.13%	to	17.77%
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49%	to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03%	to	-33.30%
2007	1	$11.02	to	$11.20	$16	(g)	0.35%	to	1.35%		(g)
2006	1		$10.61		$6	(a)		0.80%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08%	to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63%	to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76%	to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00%	to	14.01%
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2010	121		$11.20		$1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(a)		0.35%			(a)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83%	to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69%	to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35%	to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21%	to	18.68%
ING Templeton Global Growth Portfolio - Institutional
Class
2010	52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(a)		1.00%			(a)
ING Templeton Global Growth Portfolio - Service Class
2010	395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(a)	0.50%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Stock Index Portfolio - Institutional Class
2010	473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04%	to	4.51%
2006	273	$13.00	to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34%	to	15.41%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	826	$8.95	to	$12.80	$10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93%	to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15%	to	13.32%
ING Money Market Portfolio - Class I
2010	21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
ING Global Real Estate Fund - Class A
2010	3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$24	(d)	0.50%	to	0.80%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Capital Appreciation Fund - Class I
2010	1	$14.10	to	$14.24	$11	(h)	1.00%	to	1.60%	(h)
2009	-	$13.16	to	$13.18	$3	(d)	1.05%	to	1.35%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING International SmallCap Multi-Manager Fund -
Class A
2010	101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2010	6		$13.53		$76	1.56%		0.35%		21.35%
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(a)		0.35%		(a)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15% to	22.06%
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
ING Baron Small Cap Growth Portfolio - Adviser
Class
2010	102		$12.25		$1,247	-		0.35%		25.77%
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
2006	5		$11.77		$63	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service
Class
2010	6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48%	to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49%	to	15.25%
ING Columbia Small Cap Value Portfolio - Adviser
Class
2010	3		$9.60		$26	-		0.35%		24.51%
2009	3		$7.71		$21	(d)		0.35%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Columbia Small Cap Value Portfolio - Service
Class
2010	231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
2006	4	$10.05	to	$10.11	$39	(a)	0.55%	to	1.50%		(a)
ING Davis New York Venture Portfolio - Service
Class
2010	843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12%	to	13.29%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2010	1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10		$10.74		$110	(a)		0.50%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2015 Portfolio - Service Class
2010	5	$10.78 to	$13.00	$55	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2015 Portfolio - Service 2 Class
2010	62	$10.98 to	$11.11	$687	(e)	0.20%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2025 Portfolio - Service Class
2010	2	$11.17 to	$13.71	$28	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2025 Portfolio - Service 2 Class
2010	132	$11.44 to	$11.58	$1,519	(e)	0.20%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2035 Portfolio - Service Class
2010	2	$11.35 to	$14.13	$22	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2035 Portfolio - Service 2 Class
2010	92	$11.64 to	$11.79	$1,083	(e)	0.10%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service Class
2010	-	$11.56 to	$14.57	$1	(e)	0.00%	to	0.75%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2045 Portfolio - Service 2 Class
2010	49	$11.85 to	$12.00	$584	(e)	0.10%	to	1.55%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service Class
2010	-	$11.51 to	$11.58	$3	(e)	0.00%	to	0.95%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
ING Index Solution 2055 Portfolio - Service 2 Class
2010	-	$11.51		-	(e)	0.90%	to	0.95%	(e)
2009	(e)	(e)		(e)	(e)		(e)		(e)
2008	(e)	(e)		(e)	(e)		(e)		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution Income Portfolio - Service 2
Class
2010	15	$10.68	to	$10.76	$160	(e)	0.65%	to	1.55%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2010	31		$12.33		$378	0.60%		0.35%		22.20%
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(a)		0.35%		(a)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11% to	23.01%
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68% to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78% to	16.46%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Adviser Class
2010	9		$10.64		$91	-		0.35%		23.43%
2009	13		$8.62		$109	-		0.35%		31.20%
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(a)		0.35%		(a)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	9,032	$9.48	to	$17.69	$119,159	-	0.00%	to	1.50%	22.57% to	24.67%
2009	9,611	$7.68	to	$14.19	$102,928	-	0.00%	to	1.50%	30.25% to	32.39%
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13% to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62% to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64% to	10.32%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
2010	16	$11.36	to	$12.39	$194	-	0.00%	to	1.25%	22.55%	to	24.15%
2009	16	$9.27	to	$9.98	$151	-	0.00%	to	1.25%	30.38%	to	32.01%
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10%	to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10%	to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70%	to	9.15%
ING Oppenheimer Global Portfolio - Adviser Class
2010	40		$12.21		$483	1.39%		0.35%		15.08%
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
2006	8		$12.26		$96	(a)		0.35%			(a)
ING Oppenheimer Global Portfolio - Initial Class
2010	43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34%	to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35%	to	11.82%
2006	67,277	$13.46	to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53%	to	17.98%
ING Oppenheimer Global Portfolio - Service Class
2010	41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18%	to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01%	to	5.26%
2006	11	$15.98	to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13%
ING Oppenheimer Global Strategic Income Portfolio -
Adviser Class
2010	35		$13.62		$471	3.38%		0.35%		14.74%
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
2006	12		$10.88		$127	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Strategic Income
Portfolio - Initial Class
2010	11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(b)	0.95%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Adviser Class
2010	147		$13.58		$1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
2006	26		$10.51		$269	(a)		0.35%			(a)
ING PIMCO Total Return Portfolio - Service Class
2010	15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
ING Pioneer High Yield Portfolio - Initial Class
2010	1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2010	25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
2006	1	$10.56	to	$10.60	$6	(a)	0.70%	to	1.20%		(a)
ING Solution 2015 Portfolio - Adviser Class
2010	45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
ING Solution 2015 Portfolio - Service Class
2010	4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
ING Solution 2015 Portfolio - Service 2 Class
2010	1,297	$11.27	to	$11.42	$14,738	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2025 Portfolio - Adviser Class
2010	32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2010	7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
ING Solution 2025 Portfolio - Service 2 Class
2010	1,708	$11.73	to	$11.89	$20,208	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2035 Portfolio - Adviser Class
2010	34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75%	to	13.68%
ING Solution 2035 Portfolio - Service Class
2010	5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40%	to	13.58%
ING Solution 2035 Portfolio - Service 2 Class
2010	1,425	$11.93	to	$12.10	$17,154	(e)	0.00%	to	1.55%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Adviser Class
2010	7		$10.97		$80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31% to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86% to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86% to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66% to	14.56%
ING Solution 2045 Portfolio - Service Class
2010	4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39% to	15.17%
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92% to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72% to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15% to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32% to	14.47%
ING Solution 2045 Portfolio - Service 2 Class
2010	1,142	$12.05	to	$12.22	$13,890	(e)	0.00%	to	1.55%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service Class
2010	19	$11.50	to	$11.62	$222	(e)	0.05%	to	1.50%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service 2 Class
2010	15	$11.51	to	$11.61	$174	(e)	0.00%	to	1.25%	(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2010	131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%
2008	25	$6.91	to	$6.96	$174	(c)	0.25%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution Income Portfolio - Adviser Class
2010	84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
ING Solution Income Portfolio - Service Class
2010	1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
ING Solution Income Portfolio - Service 2 Class
2010	458	$10.93	to	$11.07	$5,049	(e)	0.00%	to	1.40%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution Moderate Portfolio - Service Class
2010	247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%
2008	82	$7.63	to	$7.69	$625	(c)	0.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2010	34		$13.24		$451	-		0.35%		27.31%
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(a)		0.35%			(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2010	43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57%	to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62%	to	8.39%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2010	101		$11.83		$1,195	-		0.35%		15.87%
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
2006	12		$11.53		$143	(a)		0.35%			(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73%	to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63%	to	13.33%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio -
Service Class
2010	152	$12.17 to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81% to	16.61%
2009	140	$10.60 to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55 to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31 to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
2006	67	$12.33 to	$14.27	$867	-	0.20%	to	1.55%	11.59% to	12.56%
ING Templeton Foreign Equity Portfolio - Adviser
Class
2010	36	$8.91		$324	1.86%		0.35%		7.87%
2009	26	$8.26		$215	-		0.35%		30.90%
2008	23	$6.31		$143	(c)		0.35%		(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
2006	(c)	(c)		(c)	(c)		(c)		(c)
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	10,877	$8.70 to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22% to	9.74%
2009	11,443	$8.11 to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23 to	$6.34	$75,608	(c)	0.00%	to	1.50%	(c)
2007	(c)	(c)		(c)	(c)		(c)		(c)
2006	(c)	(c)		(c)	(c)		(c)		(c)
ING Templeton Foreign Equity Portfolio - Service
Class
2010	8	$10.32 to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04% to	8.55%
2009	6	$9.64 to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43 to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66 to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16 to	$11.23	$302	(a)	0.50%	to	1.50%	(a)
ING Thornburg Value Portfolio - Adviser Class
2010	32	$11.94		$383	1.23%		0.35%		10.45%
2009	40	$10.81		$429	0.83%		0.35%		43.56%
2008	39	$7.53		$295	0.25%		0.35%		-40.24%
2007	41	$12.60		$521	-		0.35%		6.33%
2006	5	$11.85		$54	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2010	4,052	$7.02	to	$34.13	$93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2010	8		$9.91		$75	-		0.35%		12.36%
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(b)		0.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)		(b)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	5,497	$8.44	to	$18.72	$78,055	0.90%	0.00%	to	1.95%	11.28% to	13.46%
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2010	2		$9.55		$16	-		1.00%		11.83%
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(a)		1.00%		(a)
ING Van Kampen Comstock Portfolio - Adviser Class
2010	29		$10.74		$307	1.02%		0.35%		14.38%
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2010	4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70%	to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74%	to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56%	to	15.52%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2010	43		$12.03		$523	1.38%		0.35%		11.39%
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(a)		0.35%			(a)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
ING Van Kampen Equity and Income Portfolio -
Service Class
2010	5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
ING Core Equity Research Fund - Class A
2010	13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$129	(d)	0.40%	to	1.55%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio -
Class I
2010	1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
ING Strategic Allocation Growth Portfolio - Class I
2010	4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
ING Strategic Allocation Moderate Portfolio - Class I
2010	3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
ING Growth and Income Portfolio - Class A
2010	62		$9.75		$606	0.99%		0.35%		13.11%
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(b)		0.35%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Growth and Income Portfolio - Class I
2010	52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class S
2010	141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(b)	0.30%	to	0.75%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 5
2010	18		$10.57		$186	2.31%		1.75%		0.28%
2009	40		$10.54		$420	3.55%		1.75%		-0.09%
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%		9.27%
ING GET U.S. Core Portfolio - Series 6
2010	178	$10.35	to	$10.36	$1,847	2.14%		1.75%		0.29%	to	0.29%
2009	192	$10.32	to	$10.33	$1,981	2.09%		1.75%		-0.10%
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
ING GET U.S. Core Portfolio - Series 7
2010	135	$10.32	to	$10.79	$1,420	2.04%	1.00%	to	1.75%	0.68%	to	1.51%
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
ING GET U.S. Core Portfolio - Series 8
2010	34	$10.36	to	$10.37	$350	2.29%		1.75%		0.58%	to	0.68%
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%		1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 9
2010	13		$10.45		$139	2.14%		1.75%		1.95%
2009	14		$10.25		$141	2.12%		1.75%		-0.19%
2008	14		$10.27		$142	1.96%		1.75%		-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%		8.22%
ING GET U.S. Core Portfolio - Series 10
2010	6		$10.31		$63	3.05%		1.75%		2.28%
2009	7		$10.08		$68	2.90%		1.75%		-2.61%
2008	7		$10.35		$70	2.74%		1.75%		-5.48%
2007	7		$10.95		$76	1.32%		1.75%		1.77%
2006	7		$10.76		$76	0.84%		1.75%		7.82%
ING GET U.S. Core Portfolio - Series 11
2010	3	$10.56	to	$10.57	$31	3.23%		1.75%		3.02%	to	3.02%
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99%	to	6.09%
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	9,177	$5.06	to	$17.38	$50,430	-	0.00%	to	1.90%	16.36%	to	18.65%
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02%	to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60%	to	7.21%
ING Index Plus LargeCap Portfolio - Class I
2010	16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class S
2010	33		$10.52		$348	1.94%		0.35%		13.24%
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
2006	1		$11.63		$7	(a)		0.35%			(a)
ING Index Plus MidCap Portfolio - Class I
2010	13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68	to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
ING Index Plus MidCap Portfolio - Class S
2010	51		$11.56		$590	0.94%		0.35%		21.05%
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
2006	4		$11.19		$43	(a)		0.35%			(a)
ING Index Plus SmallCap Portfolio - Class I
2010	7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%
2006	10,525	$13.03	to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75%	to	13.78%
ING Index Plus SmallCap Portfolio - Class S
2010	14		$10.67		$154	0.72%		0.35%		22.08%
2009	14		$8.74		$122	1.11%		0.35%		23.97%
2008	8		$7.05		$58	-		0.35%		-33.86%
2007	8		$10.66		$90	-		0.35%		-6.82%
2006	5		$11.44		$52	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class I
2010	2,334	$7.85	to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43	to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$220	(c)	0.30%	to	1.25%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
ING International Index Portfolio - Class S
2010	1		$13.73		$13	6.25%		0.35%		7.27%
2009	1		$12.80		$19	(d)		0.35%		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	274	$13.91	to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10% to	12.82%
2009	221	$12.47	to	$12.76	$2,772	(d)	0.00%	to	1.50%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2010	37	$13.60	to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94% to	12.47%
2009	29	$12.15	to	$12.60	$353	(d)	0.00%	to	1.35%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48% to	12.23%
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(c)	0.00%	to	1.45%	(c)
2007	(c)		(c)		(c)	(c)		(c)		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class S
2010	1		$14.16		$10	(e)		0.95%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2010	11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$79	(d)	1.15%	to	1.25%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$1,952	(d)	0.00%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$3,049	(d)	0.00%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class I
2010	638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(c)	0.00%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Small Cap Index Portfolio - Class I
2010	482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$635	(c)	0.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class I
2010	5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06%	to	16.80%
ING Small Company Portfolio - Class S
2010	11		$13.34		$149	-		0.35%		23.52%
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
2006	1		$11.80		$11	(a)		0.35%			(a)
ING U.S. Bond Index Portfolio - Class I
2010	477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(c)	0.00%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING International Value Portfolio - Class I
2010	6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class S
2010	24		$11.09		$263	1.83%		0.35%		1.93%
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(a)		0.35%		(a)
ING MidCap Opportunities Portfolio - Class I
2010	1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37% to	30.35%
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29% to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51% to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79% to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21% to	7.25%
ING MidCap Opportunities Portfolio - Class S
2010	198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(a)		0.35%		(a)
ING SmallCap Opportunities Portfolio - Class I
2010	1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43% to	32.13%
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99% to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44% to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44% to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87% to	12.17%
ING SmallCap Opportunities Portfolio - Class S
2010	15		$14.06		$213	-		0.35%		31.65%
2009	6		$10.68		$60	-		0.35%		30.24%
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%		9.39%
2006	1		$11.50		$10	(a)		0.35%		(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2010	361	$13.57	to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24	to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
Invesco Small Cap Growth Fund - Class A
2010	3		$14.48		$42	-		1.00%		25.04%
2009	3		$11.58		$31	-		1.00%		33.26%
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
Invesco Global Health Care Fund - Investor Class
2010	6	$31.62	to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
Invesco U.S. Small Cap Value Fund - Class Y
2010	463		$12.59		$5,835	0.40%		-		30.33%
2009	181		$9.66		$1,746	-		-		30.54%
2008	114		$7.40		$841	(c)		-			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Invesco Van Kampen Small Cap Value Fund - Class A
2010	7	$16.29	to	$16.68	$120	(h)	0.30%	to	1.75%		(h)
2009	6		$12.91		$72	(d)		0.45%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Capital Appreciation Fund - Series I
Shares
2010	2,569	$5.44	to	$11.10	$22,362	0.72%	0.00%	to	1.50%	13.80%	to	15.56%
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
Invesco V.I. Core Equity Fund - Series I Shares
2010	3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02%	to	16.80%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2010	7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2010	12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97%	to	13.37%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2010	3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2010	5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2010	8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74%	to	17.68%
Lazard Emerging Markets Equity Portfolio - Open
Shares
2010	-		$12.72		-	(e)		1.00%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2010	287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(b)	0.00%	to	1.25%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
LKCM Aquinas Growth Fund
2010	28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32%	to	15.49%
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(a)		0.90%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2010	413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
2008	126	$7.14	to	$7.20	$905	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
Lord Abbett Developing Growth Fund, Inc. - Class A
2010	1	$14.51	to	$14.57	$19	(e)	0.60%	to	1.05%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Core Fixed Income Fund - Class A
2010	-		$10.17		$4	(e)		1.15%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2010	106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
Lord Abbett Small-Cap Value Fund - Class A
2010	92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
Massachusetts Investors Growth Stock Fund - Class A
2010	29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
Neuberger Berman Socially Responsive Fund® -
Trust Class
2010	660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(a)	0.40%	to	1.50%		(a)
New Perspective Fund®, Inc. - Class R-3
2010	266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
New Perspective Fund®, Inc. - Class R-4
2010	4,588	$9.50	to	$16.99	$72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Capital Appreciation Fund - Class A
2010	43	$10.23	to	$10.85	$456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
Oppenheimer Developing Markets Fund - Class A
2010	4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	$241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
Oppenheimer Gold & Special Minerals Fund - Class A
2010	2		$17.52		$38	(e)		0.60%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Bond Fund - Class A
2010	5	$10.71	to	$10.76	$52	(e)	0.85%	to	1.45%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Global Securities/VA
2010	12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2010	8	$8.65	to	$9.82	$74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
Oppenheimer Main Street Small Cap Fund®/VA
2010	763	$9.76	to	$15.25	$10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2010	3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
2006	-		$10.42		$1	-		1.25%		1.66%
Oppenheimer Strategic Bond Fund/VA
2010	6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
Pax World Balanced Fund - Individual Investor Class
2010	4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2010	11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
Pioneer High Yield Fund - Class A
2010	338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
Pioneer Emerging Markets VCT Portfolio - Class I
2010	2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2010	1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
Columbia Diversified Equity Income Fund - Class R-3
2010	18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$233	(d)	0.25%	to	1.10%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Diversified Equity Income Fund -
Class R-4
2010	592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
SMALLCAP World Fund® - Class R-4
2010	681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(c)	0.25%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
T. Rowe Price Mid-Cap Value Fund - R Class
2010	51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
T. Rowe Price Value Fund - Advisor Class
2010	15		$10.56		$163	2.21%		1.00%		14.66%
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(a)		1.00%			(a)
Templeton Foreign Fund - Class A
2010	74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2010	9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
Diversified Value Portfolio
2010	7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
2006	7	$14.09	to	$14.49	$100	(f)	0.95%	to	2.00%		(f)
Equity Income Portfolio
2010	24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%
Small Company Growth Portfolio
2010	8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
2006	1	$12.51	to	$12.86	$18	(f)	0.95%	to	2.00%		(f)
Wanger International
2010	2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(b)	0.00%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger Select
2010	6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90%	to	19.00%
Wanger USA
2010	2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
Washington Mutual Investors FundSM, Inc. -
Class R-3
2010	389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
Washington Mutual Investors FundSM, Inc. -
Class R-4
2010	7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17%	to	17.48%
Wells Fargo Advantage Small Cap Value Fund -
Class A
2010	9		$12.65		$118	0.97%		1.00%		18.11%
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(a)		1.00%			(a)

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Special Small Cap Values
Fund - Class A
	2010	4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70% to	22.54%
	2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90% to	29.91%
	2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80% to	-31.95%
	2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51% to	-8.57%
	2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54% to	20.78%

(a)	As this investment Division had no investments until 2006, this data is not meaningful and therefore is not presented.
(b)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented.
(c)	As this investment Division had no investments until 2008, this data is not meaningful and therefore is not presented.
(d)	As this investment Division had no investments until 2009, this data is not meaningful and therefore is not presented.
(e)	As this investment Division had no investments until 2010, this data is not meaningful and therefore is not presented.
(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.
(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.
(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2010, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated
	independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/    Ernst & Young LLP

Atlanta, Georgia

March 31, 2011

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$1,342.3	$1,242.1	$1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$436.9	$353.9	$(1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and $14,758.4 at 2009)	$16,002.2	$14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at 2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$21,491.6	$21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains (losses) on securities ($(635.4) pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary impairment losses recognized in other comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary impairment losses recognized in other comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$2.8	$4,326.0	$304.5	$(1,175.0)	$3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$436.9	$353.9	$(1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,022.2	$2,069.6	$3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$231.0	$243.3	$203.5
Supplemental cash flow information:
Income taxes paid (received), net	$0.6	$13.7	$(44.1)
Interest paid	$-	$4.8	$23.6
Non-cash transfer Loan-Dutch State obligation	$-	$798.9	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                    Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).  ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

▪                             Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

▪       Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

▪       Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

▪       Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪                             A subsidiary or group of assets that is a business or nonprofit activity;

▪                             A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

▪                       An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪                          Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪                             Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪                             Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪                             Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

▪                             Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds.  In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.  The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009.  In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪

Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;

▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption.  The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products.  The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented.  Therefore, this correction is reflected in the fourth quarter of 2010 (the period

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made).  Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income.  This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale.  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.  Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

▪

Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.

▪

Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

▪

Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820.  Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values.  There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪                             Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪                             Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                        Quoted prices for similar assets or liabilities in active markets;

b)                       Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                        Inputs other than quoted market prices that are observable; and

d)                       Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪                          Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain US Treasury securities.  The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets.  The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008.  As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy.  The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values.  The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.  As of December 31, 2010, the overall value of the derivative liability decreased.  This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows.  Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).  In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets.  At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions.  The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities.  The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets.  Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization.  The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products.  One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness.  Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008.  Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.  Such assumptions generally vary by annuity type plan, year of issue, and policy duration.  For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements.  The fair value of the obligation is calculated based on the income approach.  The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder; and
▪	all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2.                                    Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$-	$714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$15,737.5	$1,154.5	$166.0	$59.4	$16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$15,167.1	$810.6	$603.8	$46.7	$15,327.2

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$269.4	$285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$16,487.3	$17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING  announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”).  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

	2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$72.4	30.8%	$12.2	5.2%	$105.5	15.7%	$18.5	2.8%
More than six months and twelve months or less below amortized cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$154.0	65.6%	$80.7	34.4%	$450.3	67.3%	$217.8	32.7%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$76.0	$2.0	$26.3	$104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$84.6	$2.0	$148.1	$234.7
Fair value	$2,912.0	$37.0	801.4	$3,750.4

2009
Interest rate or spread widening	$75.8	$35.3	$78.5	$189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,896.6	$212.6	$2,122.0	$5,231.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$475.6	$7.3	$-	$-	$-	$-	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

2009
U.S. Treasuries	$1,002.2	$38.3	$-	$-	$-	$-	$1,002.2	$38.3
U.S. corporate, state, and municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential mortgage-backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$2,896.6	$124.0	$212.6	$81.9	$2,122.0	$462.2	$5,231.2	$668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 84.4% of the average book value as of December 31, 2010.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
Six months or less below amortized cost	$3,646.9	$184.9	$168.0	$60.7	377	98
More than six months and twelve months or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$482.9	$-	$7.3	$-	3	-
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.  At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0.  The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$147.1	154	$394.5	256	$1,052.5	609
(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$98.7	90	$282.3	120	$816.7	429

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Commercial mortgage-backed	$14.9	2	$-	-
Residential mortgage-backed	18.2	24	10.9	18
Other asset-backed	19.0	15	28.1	13
Total	$52.1	41	$39.0	31

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$46.0	$-
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$59.2	$46.0

(1)   Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$1,182.4	$1,125.7	$1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$1,342.3	$1,242.1	$1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of $(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008, respectively	$38.7	$(15.1)	$(1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0, $(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and $(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$(28.1)	$(245.5)	$(1,267.6)

After-tax net realized capital gains (losses)	$1.5	$(67.4)	$(1,151.9)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Proceeds on sales	$5,312.9	$4,674.6	$8,426.5
Gross gains	213.6	228.5	120.0
Gross losses	27.8	87.4	234.4

3.                                    Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$646.1	$68.3	$-	$714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,299.1	$20,609.0	$572.8	$65,480.9

Liabilities:
Product guarantees	$-	$-	$3.0	$3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)           Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,861.9	$-	$-	$1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$41,190.5	$15,758.5	$1,522.8	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$-	$283.4	$54.3	$337.7

(1)   Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$-	$-		$-	$-	$11.2	$-	$11.2	$-
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1)            This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	December 31, 2009
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
Residential mortgage-backed securities	$1,942.6	$36.9		$149.6	$(408.7)	$-	$(482.5)	$1,237.9	$(7.5)
Other asset-backed securities	225.3	(0.7)		(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities pledged	2,167.9	36.2		137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)		5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8		-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4	(1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1		-	(73.6)	11.1	(25.7)	56.3	0.8

(1)    This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$16,964.4	$16,964.4	$15,375.5	$15,375.5
Fixed maturities, at fair value using the fair value option	453.4	453.4	233.6	233.6
Equity securities, available-for-sale	211.0	211.0	187.9	187.9
Mortgage loans on real estate	1,842.8	1,894.8	1,874.5	1,792.8
Loan-Dutch State obligation	539.4	518.7	674.1	645.5
Policy loans	253.0	253.0	254.7	254.7
Limited partnerships/corporations	463.5	463.5	426.2	426.2
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	1,128.8	1,129.8	1,129.8
Derivatives	234.2	234.2	175.2	175.2
Notes receivable from affiliates	175.0	177.0	175.0	169.6
Assets held in separate accounts	46,489.1	46,489.1	41,369.8	41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2	1,311.5	1,359.0	1,450.4
Without a fixed maturity	16,902.6	16,971.6	16,441.2	17,688.4
Product guarantees	3.0	3.0	6.0	6.0
Fixed Indexed Annuities	5.6	5.6	-	-
Derivatives	280.3	280.3	331.7	331.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$1,844.1	$1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$1,842.8	$1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.  All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$2.0	$-
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$1.3	$2.0

(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$536.4	$569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,270.0	$1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  As of December 31, 2010, there were no commercial loans classified as delinquent.  The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$9.5	$26.8

Unpaid principle balance of impaired loans	$12.0	$34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.  A decrease in variable annuity account values would also result in lower fee income.  A decrease in equity markets may also negatively impact the Company’s investment in equity securities.  The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.  Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio.  Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

	2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting (1)
Interest rate contracts	7.2	$0.6	$-	-	$-	$-
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$234.2	$288.9		$175.2	$337.7

N/A - Not applicable.

(1)           The fair values are reported in Derivatives or Other liabilities on the  Consolidated Balance Sheets.

(2)           The fair values are reported in Future policy benefits and claim reserves on the  Consolidated Balance Sheets.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$(53.4)	$(178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$(27.3)	$(48.2)

(1)           Changes in value are included in Net realized capital losses on the  Consolidated Statements of Operations.

(2)           Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated

Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.                                    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$901.8	$865.5	$728.6
Deferrals of commissions and expenses	142.2	108.2	168.7
Amortization:
Amortization	(77.0)	(39.3)	(112.5)
Interest accrued at 5.5% to 7%	64.6	58.0	50.6
Net amortization included in Consolidated Statements of Operations	(12.4)	18.7	(61.9)
Change in unrealized capital gains/losses on available-for-sale securities	(8.6)	(90.6)	30.1
Balance at December 31	$1,023.0	$901.8	$865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$991.5	$1,832.5	$1,253.2
Deferrals of commissions and expenses	23.6	40.4	33.3
Amortization:
Amortization	(8.7)	(170.5)	(144.2)
Interest accrued at 5.5% to 7%	74.3	72.2	77.2
Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
Change in unrealized capital gains/losses on available-for-sale securities	(364.3)	(783.1)	613.0
Balance at December 31	$716.4	$991.5	$1,832.5

The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                    Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.  During 2008, ILIAC did not receive any cash capital contributions from Lion.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively.  Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.  The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9.  Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.  The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period.  The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting.  This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively.  This adoption had no impact on total liabilities or net income.

6.                                    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.

7.                                    Income Taxes

Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$73.2	$27.5	$(121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$140.8	$49.6	$(108.3)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$577.7	$403.5	$(1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$140.8	$49.6	$(108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$187.1	$140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$(466.9)	$(351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses.  As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$12.8	$22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$23.0	$12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008.  The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010.  It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months.  Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8.                                    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$90.2	$94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$96.8	$90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$(96.8)	$(90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$(66.8)	$(69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$5.1	$5.3	$5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$7.8	$7.6	$5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.                                    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.

▪

Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.

▪

Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.

▪

Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.

▪

Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.

▪

Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10.                            Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”).  Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.  Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008.  At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11.                            Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

	2010	2009
Claims recoverable from reinsurers	$2,356.0	$2,431.0
Payable for reinsurance premiums	-	(0.7)
Reinsured amounts due to reinsurers	0.4	(0.7)
Other	(0.5)	0.3
Total	$2,355.9	$2,429.9

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded under reinsurance	$154.6	$162.4	$174.4
Premiums ceded under reinsurance	0.3	0.3	0.3
Reinsurance recoveries	390.4	339.8	309.0

12.                            Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.  However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties.  At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties.  During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  Some of these investigations and inquiries could result in regulatory action against the Company.  The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability.  It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                            Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital gains (losses):
Fixed maturities	$930.5	$133.4	$(1,315.5)
Equity securities, available-for-sale	24.3	12.8	(7.4)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	-	(0.3)
Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
Accumulated other comprehensive income (loss)	$304.5	$(15.0)	$(482.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$797.1	$1,448.9	$(1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$255.6	$496.8	$(441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the period(1)	$284.8	$513.0	$(1,192.0)
Less: reclassification adjustment for gains and other items included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$255.6	$496.8	$(441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

2009	First	Second	Third	Fourth
Total revenue	$588.9	$261.1	$518.5	$502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$40.3	$97.0	$144.6	$72.0

Form No. SAI.01107-11

ILIAC Ed. April 2011